UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 65.6%
	Automobiles and Components - 0.5%
269	Ford Motor Co.	$3,954

	Banks - 3.6%
30	M&T Bank Corp.	3,361
101	PNC Financial Services Group, Inc.	8,522
288	Wells Fargo & Co.	14,942
		26,825
	Capital Goods - 4.4%
62	3M Co.	10,046
92	Eaton Corp. plc	5,798
115	Fortune Brands Home & Security, Inc.	5,169
93	Ingersoll-Rand plc	6,182
46	United Technologies Corp.	5,245
		32,440
	Consumer Durables and Apparel - 0.5%
34	PVH Corp.	3,793

	Diversified Financials - 6.1%
36	Ameriprise Financial, Inc.	4,548
23	BlackRock, Inc.	7,695
165	Citigroup, Inc.	7,733
30	Goldman Sachs Group, Inc.	5,207
165	Invesco Ltd.	6,046
247	JP Morgan Chase & Co.	13,426
		44,655
	Energy - 5.0%
65	Anadarko Petroleum Corp.	5,289
230	BG Group plc	3,066
58	Chevron Corp.	5,957
45	EOG Resources, Inc.	4,006
97	Exxon Mobil Corp.	8,515
106	Halliburton Co.	4,231
53	Occidental Petroleum Corp.	4,232
69	Southwestern Energy Co. ●	1,708
		37,004
	Food and Staples Retailing - 1.2%
89	CVS Health Corp.	8,766

	Food, Beverage and Tobacco - 3.2%
32	Anheuser-Busch InBev N.V. ADR	3,943
122	Coca-Cola Co.	5,031
35	Diageo plc ADR	4,181
86	Kraft Foods Group, Inc.	5,605
137	Mondelez International, Inc.	4,842
		23,602
	Health Care Equipment and Services - 3.0%
64	Baxter International, Inc.	4,514
149	Medtronic plc	10,664
68	UnitedHealth Group, Inc.	7,246
		22,424
	Insurance - 2.2%
107	American International Group, Inc.	5,205
162	Marsh & McLennan Cos., Inc.	8,700
74	Unum Group	2,288
		16,193
	Materials - 1.8%
119	Dow Chemical Co.	5,374
98	International Paper Co.	5,145
60	Nucor Corp.	2,614
		13,133
	Media - 2.9%
76	CBS Corp. Class B	4,176
107	Comcast Corp. Class A	5,708
112	Thomson Reuters Corp.	4,297
76	Walt Disney Co.	6,904
		21,085
	Pharmaceuticals, Biotechnology and Life Sciences - 10.0%
74	Agilent Technologies, Inc.	2,784
44	Amgen, Inc.	6,669
79	AstraZeneca plc ADR	5,605
155	Bristol-Myers Squibb Co.	9,318
52	Celgene Corp. ●	6,184
89	Gilead Sciences, Inc. ●	9,303
28	Johnson & Johnson	2,774
223	Merck & Co., Inc.	13,460
20	Roche Holding AG	5,513
90	UCB S.A.	6,959
45	Vertex Pharmaceuticals, Inc. ●	4,967
		73,536
	Real Estate - 0.2%
75	Paramount Group, Inc. ●	1,453

	Retailing - 2.8%
2,007	Allstar Co. ⌂●†	1,854
7	AutoZone, Inc. ●	4,238
75	Home Depot, Inc.	7,832
67	Nordstrom, Inc.	5,105
32	Tory Burch LLC ⌂●†	1,916
		20,945
	Semiconductors and Semiconductor Equipment - 4.2%
115	Analog Devices, Inc.	5,966
276	Intel Corp.	9,103
442	Marvell Technology Group Ltd.	6,843
277	Maxim Integrated Products, Inc.	9,163
		31,075
	Software and Services - 6.4%
78	Accenture plc	6,513
95	eBay, Inc. ●	5,040
20	Google, Inc. Class C ●	10,797
300	Microsoft Corp.	12,136
139	Oracle Corp.	5,823
282	Symantec Corp.	6,993
		47,302
	Technology Hardware and Equipment - 5.0%
145	Apple, Inc.	17,035
487	Cisco Systems, Inc.	12,834
281	EMC Corp.	7,297
		37,166
	Telecommunication Services - 0.4%
56	Verizon Communications, Inc.	2,566

	Transportation - 0.9%
41	FedEx Corp.	6,849

1

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 65.6% - (continued)
	Utilities - 1.3%
85	NextEra Energy, Inc.	$9,253

	Total Common Stocks
	( Cost $340,548)	$484,019

Asset and Commercial Mortgage Backed Securities - 0.9%
	Finance and Insurance - 0.9%
	Ally Master Owner Trust
$900	1.54%, 09/15/2019	$901
975	1.60%, 10/15/2019	981
	AmeriCredit Automobile Receivables Trust
130	2.72%, 09/09/2019	133
	First Investors Automotive Owner Trust
320	1.67%, 11/16/2020 ■	321
	Ford Credit Automotive Owner Trust
100	1.36%, 10/15/2018	100
	Ford Credit Floorplan Master Owner Trust
100	2.09%, 03/15/2022 ■	101
	Hilton USA Trust
345	2.66%, 11/05/2030 ■	347
	Hyundai Automotive Receivables Trust
100	2.48%, 03/15/2019	103
	JP Morgan Chase Commercial Mortgage Securities Corp.
360	5.70%, 02/12/2049 Δ	387
	LB-UBS Commercial Mortgage Trust
144	6.15%, 04/15/2041 Δ	159
	Merrill Lynch/Countrywide Commercial Mortgage Trust
740	5.74%, 06/12/2050 Δ	801
	Prestige Automotive Receivables Trust
120	1.91%, 04/15/2020 ■	120
	Santander Drive Automotive Receivables Trust
742	2.25%, 06/17/2019	751
85	2.33%, 11/15/2019	85
491	2.36%, 04/15/2020	496
140	2.57%, 03/15/2019	143
	SBA Tower Trust
310	2.90%, 10/15/2044 ■Δ	315
	Wachovia Bank Commercial Mortgage Trust
452	5.31%, 11/15/2048	478
	Westlake Automobile Receivables Trust
360	0.97%, 10/16/2017 ■	360
		7,082

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $7,058)	$7,082

Corporate Bonds - 11.3%
	Accommodation and Food Services - 0.0%
	Sysco Corp.
$85	3.00%, 10/02/2021	$89
50	3.50%, 10/02/2024	52
		141
	Air Transportation - 0.2%
	Continental Airlines, Inc.
623	5.98%, 04/19/2022	679
	Southwest Airlines Co.
400	5.75%, 12/15/2016	433
514	6.15%, 08/01/2022	588
		1,700
	Arts, Entertainment and Recreation - 0.6%
	21st Century Fox America
180	4.00%, 10/01/2023	197
300	4.75%, 09/15/2044	353
	Comcast Corp.
1,000	5.90%, 03/15/2016	1,059
150	6.40%, 05/15/2038	211
	DirecTV Holdings LLC
65	3.95%, 01/15/2025	68
460	4.45%, 04/01/2024	500
	Discovery Communications, Inc.
55	3.25%, 04/01/2023	55
	News America, Inc.
220	4.50%, 02/15/2021	247
	Sky plc
645	3.75%, 09/16/2024 ■	675
	Time Warner Cable, Inc.
780	5.85%, 05/01/2017	854
80	6.55%, 05/01/2037	105
60	7.30%, 07/01/2038	84
	Viacom, Inc.
145	3.88%, 12/15/2021	154
		4,562
	Beverage and Tobacco Product Manufacturing - 0.5%
	Altria Group, Inc.
330	4.50%, 05/02/2043	350
420	4.75%, 05/05/2021	472
	Anheuser-Busch InBev Worldwide, Inc.
610	7.75%, 01/15/2019	748
	BAT International Finance plc
565	3.25%, 06/07/2022 ■	587
	Coca-Cola Femsa S.A.B. de C.V.
222	2.38%, 11/26/2018	226
250	3.88%, 11/26/2023	271
	Molson Coors Brewing Co.
12	2.00%, 05/01/2017	12
180	3.50%, 05/01/2022	189
85	5.00%, 05/01/2042	98
	Philip Morris International, Inc.
300	2.63%, 03/06/2023	302
		3,255
	Chemical Manufacturing - 0.0%
	Monsanto Co.
65	4.70%, 07/15/2064	75

	Computer and Electronic Product Manufacturing - 0.1%
	Apple, Inc.
300	2.85%, 05/06/2021	315
270	3.45%, 05/06/2024	294
35	4.45%, 05/06/2044	42
	EMC Corp.
366	1.88%, 06/01/2018	370
		1,021

2

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.3% - (continued)
	Couriers and Messengers - 0.1%
	FedEx Corp.
$50	2.63%, 08/01/2022	$50
80	2.70%, 04/15/2023	81
180	4.90%, 01/15/2034	210
300	5.10%, 01/15/2044	360
		701
	Finance and Insurance - 4.9%
	ACE INA Holdings, Inc.
185	3.35%, 05/15/2024	196
	American Express Centurion Bank
1,200	6.00%, 09/13/2017	1,341
	American International Group, Inc.
330	3.88%, 01/15/2035	338
	American Tower Corp.
450	3.45%, 09/15/2021	460
	AvalonBay Communities, Inc.
150	3.63%, 10/01/2020	159
	Bank of America Corp.
750	4.20%, 08/26/2024	779
560	5.00%, 05/13/2021	636
1,200	5.42%, 03/15/2017	1,291
	Barclays Bank plc
200	2.50%, 02/20/2019	206
350	3.75%, 05/15/2024	377
150	6.05%, 12/04/2017 ■	166
	BNP Paribas
425	2.40%, 12/12/2018	435
65	3.25%, 03/03/2023	68
	BP Capital Markets plc
25	3.99%, 09/26/2023	27
575	4.75%, 03/10/2019	636
	BPCE S.A.
375	2.50%, 12/10/2018	384
250	4.00%, 04/15/2024	272
200	5.15%, 07/21/2024 ■	214
	Brandywine Operating Partnership L.P.
350	5.70%, 05/01/2017	378
	Capital One Bank
345	2.15%, 11/21/2018	349
	Capital One Financial Corp.
445	2.15%, 03/23/2015	446
615	3.75%, 04/24/2024	647
	Caterpillar Financial Services Corp.
400	3.30%, 06/09/2024	424
	CDP Financial, Inc.
575	4.40%, 11/25/2019 ■	644
	Citigroup, Inc.
255	2.50%, 07/29/2019	259
300	4.95%, 11/07/2043	354
140	5.30%, 05/06/2044	159
550	5.85%, 08/02/2016	588
300	6.13%, 05/15/2018	340
105	8.13%, 07/15/2039	163
	Credit Agricole S.A.
405	2.50%, 04/15/2019 ■	417
	Credit Suisse New York
250	2.30%, 05/28/2019	254
335	3.63%, 09/09/2024	352
	Discover Financial Services
645	6.45%, 06/12/2017	713
	Eaton Vance Corp.
99	6.50%, 10/02/2017	111
	Fifth Third Bancorp
450	2.88%, 10/01/2021	463
	Five Corners Funding Trust
215	4.42%, 11/15/2023 ■	235
	Ford Motor Credit Co. LLC
615	2.38%, 03/12/2019	622
	General Electric Capital Corp.
400	3.10%, 01/09/2023	414
800	4.63%, 01/07/2021	909
925	5.88%, 01/14/2038	1,226
	Goldman Sachs Group, Inc.
655	2.38%, 01/22/2018	668
275	3.63%, 01/22/2023	287
250	3.70%, 08/01/2015	254
595	5.63%, 01/15/2017	640
470	6.25%, 02/01/2041	624
	HCP, Inc.
335	6.00%, 01/30/2017	366
	HSBC Holdings plc
650	6.10%, 01/14/2042	910
	ING Bank N.V.
900	3.75%, 03/07/2017 ■	946
	JP Morgan Chase & Co.
650	3.25%, 09/23/2022	670
180	3.38%, 05/01/2023	180
230	5.40%, 01/06/2042	287
100	6.30%, 04/23/2019	117
	Korea Development Bank
550	2.50%, 03/11/2020	562
	Liberty Mutual Group, Inc.
100	4.25%, 06/15/2023 ■	107
	Loews Corp.
165	2.63%, 05/15/2023	161
	Macquarie Bank Ltd.
100	2.40%, 01/21/2020 ■	101
	Merrill Lynch & Co., Inc.
300	6.40%, 08/28/2017	335
	MetLife, Inc.
60	1.90%, 12/15/2017	61
485	3.60%, 04/10/2024	518
195	4.88%, 11/13/2043	234
	Morgan Stanley
425	2.50%, 01/24/2019	433
625	3.70%, 10/23/2024	658
550	5.75%, 01/25/2021	644
	National City Corp.
125	6.88%, 05/15/2019	149
	Nationwide Building Society
345	2.35%, 01/21/2020 ■	349
	Nissan Motor Acceptance Corp.
700	1.80%, 03/15/2018 ■	701
	Prudential Financial, Inc.
200	3.50%, 05/15/2024	210
300	4.50%, 11/15/2020	335
	Rabobank Nederland
750	3.20%, 03/11/2015 ■	752
	Republic New York Capital I
250	7.75%, 11/15/2026	252

3

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.3% - (continued)
	Finance and Insurance - 4.9% - (continued)
	Scentre Group
$345	2.38%, 11/05/2019 ■	$350
	Sovereign Bancorp, Inc.
1,000	8.75%, 05/30/2018	1,196
	State Grid Overseas Investment
380	2.75%, 05/07/2019 ■	387
	Synchrony Financial
115	2.70%, 02/03/2020 ☼	116
75	3.00%, 08/15/2019	77
	Teachers Insurance & Annuity Association of America
100	4.90%, 09/15/2044 ■	120
	U.S. Bancorp
165	3.70%, 01/30/2024	179
	Wachovia Corp.
100	5.75%, 06/15/2017	111
	Wellpoint, Inc.
631	3.30%, 01/15/2023	645
	Wells Fargo & Co.
1,794	4.48%, 01/16/2024	1,972
		36,116
	Food Manufacturing - 0.2%
	ConAgra Foods, Inc.
50	1.90%, 01/25/2018	50
	Kraft Foods Group, Inc.
145	2.25%, 06/05/2017	148
25	3.50%, 06/06/2022	26
	Mondelez International, Inc.
40	4.00%, 02/01/2024	43
700	4.13%, 02/09/2016	722
	Tyson Foods, Inc.
65	2.65%, 08/15/2019	67
		1,056
	Health Care and Social Assistance - 0.9%
	Actavis Funding SCS
250	4.85%, 06/15/2044	261
	Bayer Finance LLC
700	3.00%, 10/08/2021 ■	734
	Cardinal Health, Inc.
195	2.40%, 11/15/2019	199
180	3.50%, 11/15/2024	187
200	4.50%, 11/15/2044	221
	Catholic Health Initiatives
155	2.60%, 08/01/2018	159
	Celgene Corp.
55	2.25%, 05/15/2019	56
125	3.63%, 05/15/2024	132
	CVS Caremark Corp.
470	4.00%, 12/05/2023	518
	Dignity Health
35	2.64%, 11/01/2019	36
80	3.81%, 11/01/2024	86
	Eli Lilly & Co.
215	4.65%, 06/15/2044	257
	Express Scripts Holding Co.
315	2.25%, 06/15/2019	318
460	3.50%, 06/15/2024	476
	Forest Laboratories, Inc.
260	4.88%, 02/15/2021 ■	284
	Gilead Sciences, Inc.
180	3.50%, 02/01/2025	193
195	3.70%, 04/01/2024	213
75	4.50%, 02/01/2045	86
	Kaiser Foundation Hospitals
60	3.50%, 04/01/2022	62
115	4.88%, 04/01/2042	140
	McKesson Corp.
25	2.85%, 03/15/2023	25
205	3.80%, 03/15/2024	219
	Medtronic, Inc.
110	2.50%, 03/15/2020 ■	113
155	3.15%, 03/15/2022 ■	163
245	3.50%, 03/15/2025 ■	259
65	3.63%, 03/15/2024	70
190	4.38%, 03/15/2035 ■	211
55	4.63%, 03/15/2045 ■	64
	Merck & Co., Inc.
315	2.80%, 05/18/2023	324
125	4.15%, 05/18/2043	142
	New York and Presbyterian (The) Hospital
205	4.02%, 08/01/2045 ☼	205
		6,413
	Information - 0.7%
	America Movil S.A.B. de C.V.
250	3.13%, 07/16/2022	252
	AT&T, Inc.
25	5.35%, 09/01/2040	28
175	6.55%, 02/15/2039	224
	Cox Communications, Inc.
620	4.80%, 02/01/2035 ■	682
	Orange S.A.
650	4.13%, 09/14/2021	716
	Verizon Communications, Inc.
45	3.45%, 03/15/2021	47
490	3.50%, 11/01/2021	510
880	4.50%, 09/15/2020	971
130	4.75%, 11/01/2041	140
1,180	6.40%, 09/15/2033	1,527
		5,097
	Machinery Manufacturing - 0.1%
	Caterpillar, Inc.
170	3.40%, 05/15/2024	181
100	4.30%, 05/15/2044	111
	Hutchison Whampoa International Ltd.
200	3.63%, 10/31/2024 ■	206
	Parker-Hannifin Corp.
90	4.45%, 11/21/2044	105
		603
	Mining - 0.1%
	BHP Billiton Finance USA Ltd.
335	3.85%, 09/30/2023	360
	Rio Tinto Finance USA Ltd.
365	3.75%, 09/20/2021	383
		743
	Miscellaneous Manufacturing - 0.0%
	United Technologies Corp.
65	3.10%, 06/01/2022	68

4

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 11.3% - (continued)
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
$1,000	2.63%, 09/15/2016 ■	$1,026

	Petroleum and Coal Products Manufacturing - 1.0%
	Atmos Energy Corp.
1,160	6.35%, 06/15/2017	1,298
	BG Energy Capital plc
525	4.00%, 10/15/2021 ■	554
	ConocoPhillips
35	2.88%, 11/15/2021	36
65	4.30%, 11/15/2044	71
	Devon Energy Corp.
77	3.25%, 05/15/2022	78
	EnCana Corp.
685	6.50%, 05/15/2019	752
	EOG Resources, Inc.
570	2.63%, 03/15/2023	567
	Petroleos Mexicanos
655	3.50%, 07/23/2020 ■	658
	Phillips 66
395	4.88%, 11/15/2044	429
	Pioneer Natural Resources Co.
755	7.50%, 01/15/2020	900
	Schlumberger Investment S.A.
330	3.65%, 12/01/2023	359
	Shell International Finance B.V.
200	4.38%, 03/25/2020	226
	Statoil ASA
70	2.25%, 11/08/2019	72
30	2.45%, 01/17/2023	30
30	2.65%, 01/15/2024	30
95	2.75%, 11/10/2021	99
355	2.90%, 11/08/2020	372
35	3.25%, 11/10/2024	37
5	3.70%, 03/01/2024	5
	Suncor Energy, Inc.
125	3.60%, 12/01/2024	128
	Total Capital S.A.
325	2.70%, 01/25/2023	327
	Western Gas Partners
530	4.00%, 07/01/2022	551
		7,579
	Pipeline Transportation - 0.2%
	Enterprise Products Operating LLC
200	5.10%, 02/15/2045	228
	Kinder Morgan Energy Partners L.P.
1,000	6.95%, 01/15/2038	1,225
	Plains All American Pipeline L.P.
190	4.90%, 02/15/2045	207
		1,660
	Real Estate, Rental and Leasing - 0.2%
	ERAC USA Finance Co.
140	2.35%, 10/15/2019 ■	142
70	2.75%, 03/15/2017 ■	72
510	4.50%, 08/16/2021 ■	566
250	5.63%, 03/15/2042 ■	305
	WEA Finance, LLC / Westfiled UK & Europe Finance plc
650	2.70%, 09/17/2019 ■	662
		1,747
	Retail Trade - 0.3%
	Amazon.com, Inc.
285	2.50%, 11/29/2022	279
100	4.80%, 12/05/2034	111
120	4.95%, 12/05/2044	132
	AutoZone, Inc.
200	3.13%, 07/15/2023	202
355	3.70%, 04/15/2022	376
	Home Depot, Inc.
75	4.40%, 03/15/2045	87
	Kroger (The) Co.
125	3.30%, 01/15/2021	131
230	4.00%, 02/01/2024	250
	Lowe's Cos., Inc.
600	4.63%, 04/15/2020	674
		2,242
	Soap, Cleaning Compound and Toilet Manufacturing - 0.2%
	Procter & Gamble Co.
1,374	9.36%, 01/01/2021	1,708

	Utilities - 0.8%
	Berkshire Hathaway Energy Co.
335	4.50%, 02/01/2045 ■	381
	Consolidated Edison Co. of NY
655	5.30%, 12/01/2016	709
	Dominion Resources, Inc.
550	3.63%, 12/01/2024	581
	Electricitie De France
525	4.88%, 01/22/2044 ■	631
525	5.63%, 01/22/2024 ■♠	565
	Indianapolis Power and Light
750	6.60%, 06/01/2037 ■	1,142
	NiSource Finance Corp.
70	4.80%, 02/15/2044	83
	Northeast Utilities
60	3.15%, 01/15/2025	61
	Pacific Gas & Electric Co.
135	3.85%, 11/15/2023	147
285	5.13%, 11/15/2043	355
	Southern California Edison Co.
750	5.55%, 01/15/2037	999
		5,654
	Wholesale Trade - 0.0%
	Heineken N.V.
245	2.75%, 04/01/2023 ■	247
10	4.00%, 10/01/2042 ■	10
		257
	Total Corporate Bonds
	(Cost $76,522)	$83,424

Foreign Government Obligations - 0.1%
	Mexico - 0.1%
	Mexico (United Mexican States)
$372	3.50%, 01/21/2021	$384

5

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Foreign Government Obligations - 0.1% - (continued)
	Mexico - 0.1% - (continued)
	Mexico (United Mexican States) - (continued)
$450	3.60%, 01/30/2025	$463
		$847
	Total Foreign Government Obligations
	(Cost $817)	$847

Municipal Bonds - 1.0%
	General Obligations - 0.2%
	California State GO, Taxable,
$250	7.55%, 04/01/2039	$403
	Chicago, IL, Metropolitan Water Reclamation GO,
130	5.72%, 12/01/2038	172
	Illinois State, GO,
150	5.10%, 06/01/2033	156
	Los Angeles, CA, USD GO,
800	5.75%, 07/01/2034	1,060
		1,791
	Health Care/Services - 0.1%
	University of California,
100	6.55%, 05/15/2048	144
	University of California, Regents MedCenter Pooled Rev,
375	6.58%, 05/15/2049	535
		679
	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of California, Build America Bonds Rev,
370	5.77%, 05/15/2043	503

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
425	6.00%, 12/01/2044	615

	Transportation - 0.5%
	Bay Area, CA, Toll Auth Bridge Rev,
650	6.26%, 04/01/2049	959
	Illinois State Toll Highway Auth, Taxable Rev,
350	6.18%, 01/01/2034	473
	Maryland State Transportation Auth,
255	5.89%, 07/01/2043	355
	New York & New Jersey PA,
185	5.86%, 12/01/2024	234
115	6.04%, 12/01/2029	150
	North Texas Tollway Auth Rev,
730	6.72%, 01/01/2049	1,125
		3,296
	Utilities - Combined - 0.0%
	New York Utility Debt Securitization Auth,
100	3.44%, 12/15/2025	109

	Utilities - Electric - 0.0%
	Municipal Elec Auth Georgia,
150	6.64%, 04/01/2057	213

	Total Municipal Bonds
	(Cost $5,325)	$7,206

U.S. Government Agencies - 1.6%
	FHLMC - 0.4%
$66	4.00%, 03/01/2041	$71
630	4.50%, 08/01/2033	684
14	4.50%, 09/01/2033	16
5	4.50%, 08/01/2034	5
457	4.50%, 08/01/2035	499
79	4.50%, 09/01/2035	86
9	4.50%, 11/01/2035	10
645	4.50%, 03/01/2036	702
859	4.50%, 11/01/2043	930
		3,003
	FNMA - 0.9%
931	4.50%, 06/01/2040	1,013
32	4.50%, 07/01/2040	34
8	4.50%, 09/01/2040	8
517	4.50%, 11/01/2040	563
21	4.50%, 02/01/2041	23
56	4.50%, 03/01/2041	61
72	4.50%, 04/01/2041	78
451	4.50%, 06/01/2041	491
154	4.50%, 07/01/2041	168
956	4.50%, 08/01/2041	1,041
951	4.50%, 09/01/2041	1,035
235	4.50%, 12/01/2041	257
16	4.50%, 09/01/2043	17
692	4.50%, 11/01/2043	751
100	4.50%, 12/01/2043	109
556	4.50%, 03/01/2044	606
298	4.50%, 06/01/2044	324
		6,579
	GNMA - 0.3%
1	6.00%, 11/20/2023	2
2	6.00%, 12/20/2023	2
—	6.00%, 01/20/2024	—
4	6.00%, 02/20/2024	4
8	6.00%, 06/20/2024	9
—	6.00%, 02/20/2026	—
1	6.00%, 10/20/2026	1
1	6.00%, 02/20/2027	1
—	6.00%, 01/20/2028	—
10	6.00%, 02/20/2028	12
16	6.00%, 04/20/2028	18
7	6.00%, 06/15/2028	8
47	6.00%, 07/20/2028	53
38	6.00%, 08/20/2028	44
12	6.00%, 10/15/2028	14
68	6.00%, 11/15/2028	78
43	6.00%, 03/20/2029	48
36	6.00%, 09/20/2029	41
13	6.00%, 03/20/2030	14
85	6.00%, 04/20/2030	96
23	6.00%, 06/20/2030	26
5	6.00%, 08/15/2034	6
2	6.00%, 09/15/2034	2
1	6.50%, 04/15/2026	1
5	6.50%, 02/15/2028	6
55	6.50%, 03/15/2028	62
6	6.50%, 05/15/2028	7
46	6.50%, 07/15/2028	53
36	6.50%, 10/15/2028	42
2	6.50%, 12/15/2028	2
80	6.50%, 01/15/2029	92

6

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 1.6% - (continued)
	GNMA - 0.3% - (continued)
$16	6.50%, 02/15/2029	$19
207	6.50%, 03/15/2029	237
32	6.50%, 04/15/2029	36
18	6.50%, 05/15/2029	20
18	6.50%, 06/15/2029	22
28	6.50%, 02/15/2035	34
73	7.00%, 11/15/2031	87
46	7.00%, 03/15/2032	54
294	7.00%, 11/15/2032	361
9	7.00%, 01/15/2033	11
30	7.00%, 05/15/2033	36
62	7.00%, 07/15/2033	74
87	7.00%, 11/15/2033	107
5	8.00%, 12/15/2029	5
4	8.00%, 04/15/2030	4
8	8.00%, 05/15/2030	9
1	8.00%, 07/15/2030	1
18	8.00%, 08/15/2030	18
15	8.00%, 11/15/2030	17
86	8.00%, 02/15/2031	95
		1,991
	Total U.S. Government Agencies
	(Cost $11,158)	$11,573

U.S. Government Securities - 15.9%
Other Direct Federal Obligations - 0.9%
	FFC - 0.9%
$5,000	9.80%, 04/06/2018	$6,366

U.S. Treasury Securities - 15.0%
	U.S. Treasury Bonds - 2.3%
865	2.75%, 11/15/2042	953
5,420	2.88%, 05/15/2043	6,122
2,168	3.13%, 02/15/2043	2,562
2,825	3.13%, 08/15/2044	3,352
1,705	3.38%, 05/15/2044	2,118
1,400	6.00%, 02/15/2026 ‡	1,995
		17,102
	U.S. Treasury Notes - 12.7%
600	0.38%, 06/30/2015 □	601
3,750	0.38%, 05/31/2016	3,754
15,000	0.50%, 08/31/2016	15,034
4,500	0.50%, 11/30/2016	4,507
4,205	0.63%, 12/31/2016	4,219
1,500	0.63%, 05/31/2017	1,502
534	0.88%, 01/31/2017	538
5,400	1.00%, 09/30/2016	5,456
2,500	1.00%, 12/15/2017	2,518
3,900	1.00%, 05/31/2018	3,914
1,525	1.25%, 11/30/2018	1,539
9,400	1.38%, 09/30/2018	9,541
3,000	1.50%, 06/30/2016	3,050
2,000	1.50%, 11/30/2019	2,030
8,280	1.63%, 07/31/2019	8,460
9,745	1.75%, 09/30/2019	10,005
3,190	2.25%, 11/15/2024	3,353
2,520	2.38%, 08/15/2024	2,677
1,850	2.75%, 02/15/2024	2,024
955	3.50%, 05/15/2020	1,065
1,950	3.88%, 05/15/2018	2,140
5,200	4.50%, 05/15/2017	5,663
		93,590
		110,692
	Total U.S. Government Securities
	(Cost $110,726)	$117,058

	Total Long-Term Investments
	(Cost $552,154)	$711,209

Short-Term Investments - 3.4%
Repurchase Agreements - 3.4%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $25, collateralized by U.S. Treasury Note 0.88%, 2017, value of $25)
$25	0.04%, 1/31/15	$25
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,070, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $1,092)
1,070	0.06%, 1/31/15	1,070
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$7,765, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $7,920)
7,765	0.05%, 1/31/15	7,765
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,808, collateralized by FHLMC 2.00% - 5.50%,
2022 - 2044, FNMA 3.00% - 4.00%, 2022 -
2042, GNMA 3.00%, 2043, U.S. Treasury Bill
0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $1,844)
1,808	0.06%, 1/31/15	1,808
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $5,172, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $5,276)
5,172	0.04%, 1/31/15	5,172
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,363, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $3,430)
3,363	0.05%, 1/31/15	3,363

7

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 3.4% - (continued)
Repurchase Agreements - 3.4% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $295, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $301)
$295	0.05%, 1/31/15		$295
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,237, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury Note
	2.38% - 3.63%, 2020 - 2024, value of $1,261)
1,236	0.06%, 1/31/15		1,236
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $76, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $77)
76	0.06%, 1/31/15		76
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $4,615, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $4,708)
4,615	0.07%, 1/31/15		4,615
			25,425
	Total Short-Term Investments
	(Cost $25,425)		$25,425

	Total Investments
	(Cost $577,579) ▲	99.8%	$736,634
	Other Assets and Liabilities	0.2%	1,221
	Total Net Assets	100.0%	$737,855

8

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $580,555 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$164,544
Unrealized Depreciation	(8,465)
Net Unrealized Appreciation	$156,079

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $3,770, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $17,992, which represents 2.4% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	2,007	Allstar Co.	$873
11/2013	32	Tory Burch LLC	$2,539

At January 31, 2015, the aggregate value of these securities was $3,770, which represents 0.5% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $320 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

□	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

9

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	103	03/20/2015	$13,198	$13,480	$282	$–	$71	$–

Short position contracts:
U.S. Treasury 5-Year Note Future	51	03/31/2015	$6,055	$6,188	$–	$(133)	$–	$(24)

Total futures contracts					$282	$(133)	$71	$(24)

* The number of contracts does not omit 000's.

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 4.50%	$2,300	02/15/2045	$2,496	$(3)

At January 31, 2015, the aggregate market value of these securities represents 0.3% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Other Abbreviations:
ADR	American Depositary Receipt
FFC	Federal Financing Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

10

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	2.1%
Aa/ AA	17.4
A	5.1
Baa/ BBB	6.0
Ba/ BB	0.2
Non-Debt Securities and Other Short-Term Instruments	69.0
Other Assets and Liabilities	0.2
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

11

The Hartford Balanced Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$7,082	$–	$7,082	$–
Common Stocks ‡	484,019	464,711	15,538	3,770
Corporate Bonds	83,424	–	81,952	1,472
Foreign Government Obligations	847	–	847	–
Municipal Bonds	7,206	–	7,206	–
U.S. Government Agencies	11,573	–	11,573	–
U.S. Government Securities	117,058	4,219	112,839	–
Short-Term Investments	25,425	–	25,425	–
Total	$736,634	$468,930	$262,462	$5,242
Futures *	$282	$282	$–	$–
Total	$282	$282	$–	$–
Liabilities:
TBA Sale Commitments	$2,496	$–	$2,496	$–
Total	$2,496	$–	$2,496	$–
Futures *	$133	$133	$–	$–
Total	$133	$133	$–	$–

♦	For the three-month period ended January 31, 2015, investments valued at $4,217 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Common Stocks	$3,826	$—	$(56	)*	$—	$—	$—	$—	$—	$3,770
Corporate Bonds	1,279	—	(12	)†	—	205	—	—	—	1,472
Total	$5,105	$—	$(68)		$—	$205	$—	$—	$—	$5,242

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(56).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(12).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

12

The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 44.5%
	Banks - 4.6%
781	BB&T Corp.	$27,550
656	M&T Bank Corp.	74,248
736	National Bank of Canada	25,593
735	US Bancorp	30,808
2,238	Wells Fargo & Co.	116,180
		274,379
	Capital Goods - 3.5%
246	Caterpillar, Inc.	19,665
993	Eaton Corp. plc	62,678
2,904	General Electric Co.	69,374
130	Lockheed Martin Corp.	24,565
420	Schneider Electric S.A.	31,576
		207,858
	Commercial and Professional Services - 0.4%
420	Waste Management, Inc.	21,618

	Consumer Services - 0.6%
413	McDonald's Corp.	38,192

	Diversified Financials - 2.6%
207	BlackRock, Inc.	70,598
1,564	JP Morgan Chase & Co.	85,051
		155,649
	Energy - 5.3%
769	Chevron Corp.	78,850
220	ConocoPhillips Holding Co.	13,869
557	Enbridge, Inc.	26,985
951	Exxon Mobil Corp.	83,102
413	Occidental Petroleum Corp.	33,040
339	Phillips 66	23,867
617	Royal Dutch Shell plc Class B	19,545
1,100	Suncor Energy, Inc.	32,800
		312,058
	Food and Staples Retailing - 0.5%
758	Sysco Corp.	29,701

	Food, Beverage and Tobacco - 4.1%
397	Altria Group, Inc.	21,057
469	British American Tobacco plc	26,477
496	Coca-Cola Co.	20,424
212	Diageo plc ADR	25,091
1,225	Kraft Foods Group, Inc.	80,050
135	PepsiCo, Inc.	12,699
444	Philip Morris International, Inc.	35,646
542	Unilever N.V. NY Shares ADR	23,505
		244,949
	Health Care Equipment and Services - 0.3%
278	Baxter International, Inc.	19,527

	Household and Personal Products - 0.8%
175	Kimberly-Clark Corp.	18,859
358	Procter & Gamble Co.	30,207
		49,066
	Insurance - 1.8%
306	ACE Ltd.	33,012
285	Marsh & McLennan Cos., Inc.	15,336
713	MetLife, Inc.	33,155
480	Principal Financial Group, Inc.	22,517
		104,020
	Materials - 1.7%
245	Agrium U.S., Inc.	26,140
711	Dow Chemical Co.	32,122
337	E.I. du Pont de Nemours & Co.	23,992
414	Nucor Corp.	18,079
		100,333
	Media - 0.7%
549	Thomson Reuters Corp.	21,076
1,034	WPP plc	22,741
		43,817
	Pharmaceuticals, Biotechnology and Life Sciences - 6.9%
419	AstraZeneca plc ADR	29,756
531	Bristol-Myers Squibb Co.	31,997
514	Eli Lilly & Co.	37,037
961	Johnson & Johnson	96,272
1,635	Merck & Co., Inc.	98,543
170	Novartis AG	16,546
2,320	Pfizer, Inc.	72,501
101	Roche Holdings AG	27,355
		410,007
	Semiconductors and Semiconductor Equipment - 2.6%
1,000	Analog Devices, Inc.	52,083
1,907	Intel Corp.	62,992
666	Maxim Integrated Products, Inc.	22,048
328	Texas Instruments, Inc.	17,522
		154,645
	Software and Services - 1.6%
2,342	Microsoft Corp.	94,635

	Technology Hardware and Equipment - 1.1%
2,382	Cisco Systems, Inc.	62,812

	Telecommunication Services - 2.0%
709	BCE, Inc.	32,576
1,857	Verizon Communications, Inc.	84,881
		117,457
	Transportation - 0.4%
247	United Parcel Service, Inc. Class B	24,426

	Utilities - 3.0%
401	Duke Energy Corp.	34,934
3,128	National Grid plc	43,979
663	Northeast Utilities	36,852
783	UGI Corp.	28,961
932	Xcel Energy, Inc.	34,996
		179,722
	Total Common Stocks
	( Cost $2,300,944)	$2,644,871

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
—	Citigroup Capital XIII	$3
9	Discover Financial Services	229
77	GMAC Capital Trust I β	2,034
		2,266
	Insurance - 0.0%
9	Allstate (The) Corp.	224

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Preferred Stocks - 0.1% - (continued)
	Telecommunication Services - 0.0%
17	Intelsat S.A., 5.75% β	$762

	Total Preferred Stocks
	(Cost $3,422)	$3,252

Asset and Commercial Mortgage Backed Securities - 1.6%
	Finance and Insurance - 1.6%
	Adjustable Rate Mortgage Trust
$792	0.44%, 11/25/2035 Δ	$721
	American Home Mortgage Assets Trust
328	1.05%, 10/25/2046 Δ	237
	Asset Backed Funding Certificates
288	0.39%, 01/25/2037 Δ	178
	Banc of America Funding Corp.
1,898	0.40%, 02/20/2047 Δ	1,628
1,032	0.47%, 05/20/2047 Δ	857
1,078	5.77%, 05/25/2037	954
256	5.85%, 01/25/2037	205
	BCAP LLC Trust
525	0.34%, 01/25/2037 Δ	417
	Bear Stearns Adjustable Rate Mortgage Trust
831	2.29%, 08/25/2035 Δ	836
1,279	2.43%, 10/25/2035 Δ	1,262
565	4.90%, 06/25/2047 Δ	506
	Bear Stearns Alt-A Trust
2,456	0.49%, 08/25/2036 Δ	1,863
361	0.55%, 05/25/2036 Δ	284
1,543	0.65%, 02/25/2036 Δ	1,269
	Bear Stearns Commercial Mortgage Securities, Inc.
455	5.20%, 12/11/2038	482
255	5.54%, 09/11/2041	268
259	5.54%, 10/12/2041	273
	Capital One Multi-Asset Execution Trust
8,430	0.22%, 11/15/2019 ╦Δ	8,392
	Chase Mortgage Finance Corp.
585	5.50%, 11/25/2035	576
	CHL Mortgage Pass-Through Trust
2,439	0.51%, 03/25/2035 Δ	1,999
3,333	2.42%, 06/20/2035 Δ	3,178
724	2.66%, 04/25/2037 Δ	647
	Citigroup Mortgage Loan Trust, Inc.
671	2.51%, 07/25/2036 Δ	447
	Commercial Mortgage Pass-Through Certificates
815	4.26%, 07/10/2045 ■Δ	790
1,100	4.58%, 10/15/2045 ■Δ	1,127
1,130	4.77%, 11/15/2045 ■Δ	1,172
93	5.76%, 06/10/2046 Δ	97
	Commercial Mortgage Trust
970	4.58%, 10/15/2045 ■Δ	794
	Community or Commercial Mortgage Trust
380	4.34%, 12/10/2045 ■Δ	382
	Connecticut Avenue Securities Series
375	2.77%, 05/25/2024 Δ	336
1,545	3.07%, 07/25/2024 Δ	1,398
1,420	3.17%, 07/25/2024 Δ	1,273
875	5.07%, 11/25/2024 Δ	892
	Countrywide Alternative Loan Trust
499	0.44%, 01/25/2036 Δ	443
284	0.49%, 11/25/2035 Δ	225
3,969	0.61%, 04/25/2037 Δ	2,641
817	0.67%, 12/25/2035 Δ	587
1,214	5.75%, 05/25/2036	1,029
259	6.00%, 05/25/2036	220
761	6.00%, 12/25/2036	599
1,345	6.50%, 08/25/2037	950
	Countrywide Asset-Backed Certificates
1,000	0.56%, 06/25/2036 Δ	852
	Countrywide Home Loans, Inc.
748	2.54%, 09/25/2047 Δ	667
327	2.71%, 04/20/2036 Δ	230
3,714	4.83%, 11/20/2035 Δ	3,331
1,266	5.75%, 08/25/2037	1,207
	CS First Boston Mortgage Securities Corp.
601	5.50%, 06/25/2035	571
	Deutsche Alt-A Securities, Inc. Mortgage
627	0.32%, 03/25/2037 Δ	452
	Downey S & L Association Mortgage Loan Trust
712	1.03%, 03/19/2046 Δ	548
	First Franklin Mortgage Loan Trust
1,602	0.41%, 04/25/2036 Δ	1,035
	GMAC Mortgage Corp. Loan Trust
284	2.97%, 04/19/2036 Δ	251
	GS Mortgage Securities Trust
855	4.85%, 11/10/2045 ■Δ	870
1,000	4.87%, 04/10/2047 ■Δ	981
	GSAA Home Equity Trust
2,211	0.25%, 02/25/2037 Δ	1,199
1,329	0.26%, 12/25/2036 Δ	663
1,054	0.26%, 03/25/2037 Δ	556
842	0.40%, 04/25/2047 Δ	555
1,206	0.49%, 04/25/2047 Δ	801
1,543	5.98%, 06/25/2036	923
	GSR Mortgage Loan Trust
294	0.67%, 11/25/2035 Δ	216
2,308	2.63%, 01/25/2036 Δ	2,135
	Harborview Mortgage Loan Trust
411	0.35%, 01/19/2038 Δ	348
2,543	0.40%, 12/19/2036 Δ	1,807
485	0.49%, 09/19/2035 Δ	376
538	0.51%, 01/19/2035 Δ	376
	Home Equity Loan Trust
2,100	0.33%, 04/25/2037 Δ	1,510
	IndyMac Index Mortgage Loan Trust
392	0.37%, 10/25/2036 Δ	333
435	0.41%, 07/25/2035 Δ	393
670	0.45%, 07/25/2035 Δ	561
233	0.46%, 01/25/2036 Δ	161
796	0.57%, 07/25/2046 Δ	442
334	2.45%, 01/25/2036 Δ	311
502	2.48%, 08/25/2035 Δ	402
541	2.56%, 09/25/2036 Δ	458
1,045	2.56%, 12/25/2036 Δ	912
622	4.49%, 02/25/2036 Δ	532
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,000	4.00%, 08/15/2046 ■	895
1,248	4.67%, 10/15/2045 ■Δ	1,283
850	5.32%, 08/15/2046 ■Δ	929

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 1.6% - (continued)
	Finance and Insurance - 1.6% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp. - (continued)
$264	5.47%, 04/15/2043 Δ	$272
	JP Morgan Mortgage Trust
340	2.54%, 04/25/2037 Δ	304
1,289	2.78%, 05/25/2036 Δ	1,171
	Lehman XS Trust
345	0.38%, 07/25/2046 Δ	274
1,357	0.41%, 06/25/2047 Δ	924
1,088	0.43%, 11/25/2035 Δ	777
476	1.02%, 09/25/2047 Δ	380
	Merrill Lynch Mortgage Investors Trust
400	2.52%, 07/25/2035 Δ	330
100	5.05%, 07/12/2038	101
	Morgan Stanley BAML Trust
960	4.50%, 08/15/2045 ■	760
	Morgan Stanley Capital I
17	0.32%, 06/25/2036 Δ	12
71	5.23%, 09/15/2042	72
	Morgan Stanley Mortgage Loan Trust
1,755	0.34%, 05/25/2036 Δ	926
1,577	0.34%, 11/25/2036 Δ	765
734	2.59%, 05/25/2036 Δ	535
	RBSGC Mortage Pass Through Certificates
1,112	6.25%, 01/25/2037	1,007
	Residential Accredit Loans, Inc.
1,141	0.91%, 09/25/2046 Δ	780
2,982	1.41%, 11/25/2037 Δ	1,892
	Residential Asset Securitization Trust
464	0.62%, 03/25/2035 Δ	358
1,620	6.25%, 11/25/2036	1,145
	Residential Funding Mortgage Securities, Inc.
370	3.06%, 04/25/2037 Δ	321
1,258	6.00%, 07/25/2037	1,140
	Securitized Asset Backed Receivables LLC
1,027	0.26%, 07/25/2036 Δ	502
	Sequoia Mortgage Trust
752	0.44%, 01/20/2035 Δ	711
337	2.46%, 07/20/2037 Δ	284
	Springleaf Funding Trust
525	2.41%, 12/15/2022 ■	525
	Springleaf Mortgage Loan Trust
225	2.31%, 06/25/2058 ■	221
	Structured Adjustable Rate Mortgage Loan Trust
1,199	0.36%, 07/25/2037 Δ	869
782	0.47%, 09/25/2034 Δ	693
	Structured Asset Mortgage Investments, Inc.
1,266	0.40%, 02/25/2036 Δ	1,022
	UBS-Barclays Commercial Mortgage Trust
605	4.09%, 03/10/2046 ■Δ	510
	WaMu Mortgage Pass Through Certificates
1,885	1.09%, 07/25/2046 Δ	1,575
	Washington Mutual, Inc.
527	0.93%, 12/25/2046 Δ	422
	Wells Fargo Commercial Mortgage Trust
360	4.78%, 10/15/2045 ■Δ	370
	Westlake Automobile Receivables Trust
335	0.97%, 10/16/2017 ■	335
	WF-RBS Commercial Mortgage Trust
1,086	3.02%, 11/15/2047 ■	768
441	5.00%, 04/15/2045 ■	349
		95,908

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $93,646)	$95,908

Corporate Bonds - 43.7%
	Accommodation and Food Services - 0.0%
	Sysco Corp.
$2,160	4.50%, 10/02/2044	$2,382
	Wynn Las Vegas LLC
130	5.38%, 03/15/2022	133
250	7.75%, 08/15/2020	266
260	7.88%, 05/01/2020	273
		3,054
	Administrative, Support, Waste Management and Remediation Services - 0.6%
	Casella Waste Systems, Inc.
815	7.75%, 02/15/2019	819
	Clean Harbors, Inc.
120	5.13%, 06/01/2021	121
150	5.25%, 08/01/2020	152
	Equinix, Inc.
45	4.88%, 04/01/2020	46
200	5.38%, 04/01/2023	207
	Iron Mountain, Inc.
785	7.75%, 10/01/2019	839
134	8.38%, 08/15/2021	140
	Republic Services, Inc.
6,550	3.55%, 06/01/2022	6,949
9,221	5.00%, 03/01/2020	10,402
	ServiceMaster (The) Co.
3,068	7.00%, 08/15/2020	3,198
	Waste Management, Inc.
11,390	3.50%, 05/15/2024	12,037
300	7.38%, 05/15/2029	426
		35,336
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
175	7.38%, 10/01/2019	212

	Air Transportation - 0.0%
	Continental Airlines, Inc.
9	6.90%, 04/19/2022	10

	Arts, Entertainment and Recreation - 2.3%
	21st Century Fox America
4,810	4.75%, 09/15/2044	5,666
	AMC Entertainment, Inc.
2,430	9.75%, 12/01/2020	2,643
	BSKYB Finance UK plc
350	6.50%, 10/15/2035 ■	449
	CBS Corp.
7,065	4.90%, 08/15/2044	7,776
	CCO Holdings LLC
90	5.13%, 02/15/2023	88
275	5.25%, 09/30/2022	276

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Arts, Entertainment and Recreation - 2.3% - (continued)
	CCO Holdings LLC - (continued)
$3,870	5.75%, 09/01/2023	$3,919
45	6.50%, 04/30/2021	48
500	6.63%, 01/31/2022	529
309	7.25%, 10/30/2017	321
575	7.38%, 06/01/2020	615
215	8.13%, 04/30/2020	226
	Cequel Communications Holdings I LLC
2,965	5.13%, 12/15/2021 ■	2,898
	Comcast Corp.
4,975	4.25%, 01/15/2033	5,579
2,725	4.75%, 03/01/2044	3,292
975	5.65%, 06/15/2035	1,278
2,275	5.70%, 05/15/2018	2,584
2,550	5.70%, 07/01/2019	2,979
1,980	6.45%, 03/15/2037	2,782
4,200	6.95%, 08/15/2037	6,211
510	7.05%, 03/15/2033	742
	DirecTV Holdings LLC
2,300	2.40%, 03/15/2017	2,352
3,500	3.13%, 02/15/2016	3,583
400	6.38%, 03/01/2041	499
	Emdeon, Inc.
1,621	11.00%, 12/31/2019	1,769
	Gannett Co., Inc.
1,425	4.88%, 09/15/2021 ■	1,425
1,880	5.13%, 10/15/2019	1,946
1,285	5.50%, 09/15/2024 ■	1,298
1,510	6.38%, 10/15/2023	1,608
	Gray Television, Inc.
540	7.50%, 10/01/2020	555
	NBC Universal Enterprise
600	5.25%, 12/19/2049 ■	637
	NBC Universal Media LLC
1,350	5.95%, 04/01/2041	1,849
	NCR Corp.
430	4.63%, 02/15/2021	421
	News America, Inc.
850	6.15%, 02/15/2041	1,160
2,450	6.90%, 03/01/2019	2,927
	Sirius XM Radio, Inc.
120	4.25%, 05/15/2020 ■	117
1,085	4.63%, 05/15/2023 ■	1,017
985	5.25%, 08/15/2022 ■	1,036
	Sky plc
4,130	2.63%, 09/16/2019 ■	4,203
	Time Warner Cable, Inc.
2,700	4.00%, 09/01/2021	2,937
400	4.50%, 09/15/2042	426
1,775	5.00%, 02/01/2020	1,999
1,300	5.50%, 09/01/2041	1,549
4,425	5.88%, 11/15/2040	5,524
14,780	6.75%, 07/01/2018	17,096
150	6.75%, 06/15/2039	202
2,450	8.25%, 04/01/2019	3,033
	Time Warner Entertainment Co., L.P.
95	8.38%, 03/15/2023	131
	Time Warner, Inc.
5,170	2.10%, 06/01/2019	5,211
600	4.00%, 01/15/2022	648
2,275	4.88%, 03/15/2020	2,563
7,145	5.35%, 12/15/2043	8,585
1,985	6.10%, 07/15/2040	2,577
1,010	7.63%, 04/15/2031	1,462
	Viacom, Inc.
1,404	4.38%, 03/15/2043	1,364
500	4.50%, 03/01/2021	551
335	4.50%, 02/27/2042	333
		135,494
	Beverage and Tobacco Product Manufacturing - 0.7%
	Altria Group, Inc.
3,800	2.85%, 08/09/2022	3,810
60	10.20%, 02/06/2039	108
	Anheuser-Busch InBev Worldwide, Inc.
1,445	3.75%, 07/15/2042	1,436
2,000	4.63%, 02/01/2044	2,275
3,240	5.38%, 01/15/2020	3,751
500	8.20%, 01/15/2039	814
	Constellation Brands, Inc.
190	4.25%, 05/01/2023	195
585	6.00%, 05/01/2022	661
	Imperial Tobacco Finance plc
5,525	2.05%, 02/11/2018 ■	5,569
	Japan Tobacco, Inc.
1,335	2.10%, 07/23/2018 ■	1,360
	Molson Coors Brewing Co.
2,350	5.00%, 05/01/2042	2,705
	Philip Morris International, Inc.
3,400	3.25%, 11/10/2024	3,557
3,085	3.60%, 11/15/2023	3,318
4,250	4.25%, 11/10/2044	4,596
	Reynolds American, Inc.
1,345	3.25%, 11/01/2022	1,351
2,885	6.15%, 09/15/2043	3,563
		39,069
	Chemical Manufacturing - 0.4%
	Agrium, Inc.
1,650	3.15%, 10/01/2022	1,678
	CF Industries Holdings, Inc.
1,235	3.45%, 06/01/2023	1,258
3,000	5.15%, 03/15/2034	3,395
3,885	5.38%, 03/15/2044	4,461
	Hexion Specialty Chemicals
145	8.88%, 02/01/2018	124
	Ineos Group Holdings plc
775	5.88%, 02/15/2019 ■	736
4,290	6.13%, 08/15/2018 ■	4,140
	Monsanto Co.
3,720	3.38%, 07/15/2024	3,936
2,900	4.20%, 07/15/2034	3,259
		22,987
	Computer and Electronic Product Manufacturing - 1.0%
	Alcatel-Lucent USA, Inc.
1,550	6.75%, 11/15/2020 ■	1,608
	Apple, Inc.
10,925	2.85%, 05/06/2021 ╦	11,477
1,500	4.45%, 05/06/2044	1,778
	CDW Escrow Corp.
951	8.50%, 04/01/2019	1,000

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Computer and Electronic Product Manufacturing - 1.0% - (continued)
	CDW LLC / CDW Finance Corp.
$2,740	6.00%, 08/15/2022	$2,877
	Cisco Systems, Inc.
4,395	2.13%, 03/01/2019	4,510
2,025	5.50%, 01/15/2040	2,607
	EMC Corp.
6,925	1.88%, 06/01/2018	7,003
	Freescale Semiconductor, Inc.
3,520	6.00%, 01/15/2022 ■	3,731
46	8.05%, 02/01/2020	49
44	10.75%, 08/01/2020	48
	Hewlett-Packard Co.
320	1.19%, 01/14/2019 Δ	316
5,400	2.75%, 01/14/2019	5,550
1,000	4.05%, 09/15/2022	1,061
635	4.30%, 06/01/2021	688
1,475	4.65%, 12/09/2021	1,634
	Lucent Technologies, Inc.
3,030	6.45%, 03/15/2029	2,924
315	6.50%, 01/15/2028	304
	Raytheon Co.
2,815	3.15%, 12/15/2024	2,956
2,600	4.70%, 12/15/2041	3,122
1,250	4.88%, 10/15/2040	1,532
	Semiconductor Manufacturing International
225	4.13%, 10/07/2019 ■	229
	Thermo Fisher Scientific, Inc.
2,895	1.30%, 02/01/2017	2,896
	YMobile Corp.
75	8.25%, 04/01/2018 ■	79
		59,979
	Construction - 0.3%
	Aguila 3 S.A.
165	7.88%, 01/31/2018 ■	162
	K Hovnanian Enterprises, Inc.
785	7.00%, 01/15/2019 ■	730
900	8.00%, 11/01/2019 ■	837
1,590	9.13%, 11/15/2020 ■	1,666
	KB Home
340	4.75%, 05/15/2019	325
1,050	7.00%, 12/15/2021	1,050
1,095	7.50%, 09/15/2022	1,111
1,586	8.00%, 03/15/2020	1,663
	Lennar Corp.
2,720	4.75%, 12/15/2017	2,792
455	4.75%, 11/15/2022	452
95	5.60%, 05/31/2015	96
	M/I Homes, Inc.
180	3.00%, 03/01/2018 β	175
	MPH Acquisition Holdings LLC
1,410	6.63%, 04/01/2022 ■	1,463
	Paragon Offshore plc
2,800	6.75%, 07/15/2022 ■	1,344
	Ply Gem Industries, Inc.
3,000	6.50%, 02/01/2022	2,899
	Pulte Homes, Inc.
130	6.38%, 05/15/2033	135
	Ryland Group, Inc.
150	5.38%, 10/01/2022	145
	Toll Bros Finance Corp.
1,420	4.00%, 12/31/2018	1,438
		18,483
	Couriers and Messengers - 0.0%
	FedEx Corp.
1,260	3.20%, 02/01/2025	1,300
2,015	4.10%, 02/01/2045	2,102
		3,402
	Electrical Equipment and Appliance Manufacturing - 0.1%
	General Electric Co.
795	4.13%, 10/09/2042	877
4,000	4.50%, 03/11/2044	4,681
	Sensata Technologies B.V.
530	5.63%, 11/01/2024 ■	560
		6,118
	Fabricated Metal Product Manufacturing - 0.1%
	Ball Corp.
135	5.00%, 03/15/2022	142
240	5.75%, 05/15/2021	251
	Entegris, Inc.
2,710	6.00%, 04/01/2022 ■	2,737
	Masco Corp.
155	6.13%, 10/03/2016	165
775	6.50%, 08/15/2032	799
310	7.13%, 03/15/2020	358
160	7.75%, 08/01/2029	185
		4,637
	Finance and Insurance - 18.7%
	Abbey National Treasury Services plc
6,630	2.35%, 09/10/2019	6,760
	ACE Capital Trust II
1,905	9.70%, 04/01/2030	2,834
	ACE INA Holdings, Inc.
4,000	3.35%, 05/15/2024	4,236
	AerCap Ireland Capital Ltd.
1,180	4.50%, 05/15/2021 ■	1,219
1,235	5.00%, 10/01/2021 ■	1,312
	Allstate (The) Corp.
1,175	5.75%, 08/15/2053	1,249
	Ally Financial, Inc.
325	3.75%, 11/18/2019	323
4,895	5.13%, 09/30/2024	5,072
210	8.00%, 12/31/2018	238
	American Express Co.
5,127	2.65%, 12/02/2022	5,196
4,700	7.00%, 03/19/2018	5,467
	American Express Credit Corp.
6,165	0.55%, 09/22/2017 Δ	6,134
	American International Group, Inc.
2,725	3.88%, 01/15/2035	2,793
1,795	4.13%, 02/15/2024	1,969
4,005	4.50%, 07/16/2044	4,390
3,350	6.40%, 12/15/2020	4,099
3,265	8.18%, 05/15/2058	4,473
	American Tower Corp.
200	4.50%, 01/15/2018	214
9,500	5.00%, 02/15/2024	10,411
	Ameriprise Financial, Inc.
3,310	4.00%, 10/15/2023	3,617

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.7% - (continued)
		Finance and Insurance - 18.7% - (continued)
		Aon plc
	$4,775	3.50%, 06/14/2024	$4,929
	2,300	4.25%, 12/12/2042	2,394
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	350	6.38%, 09/01/2024 §	370
		AXA S.A.
	180	6.46%, 12/14/2018 §♠	192
		BAE Systems Holdings, Inc.
	4,085	3.80%, 10/07/2024 ■	4,368
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,800	7.00%, 12/29/2049 §	3,263
	800	9.00%, 05/09/2018 §♠	869
		Banco Davivienda S.A.
	335	2.95%, 01/29/2018 ■	332
		Banco de Credito del Peru/Panama
	652	2.75%, 01/09/2018 ■	652
		Bank of America Corp.
	3,010	2.60%, 01/15/2019	3,073
	16,450	4.00%, 01/22/2025	16,749
	4,260	4.10%, 07/24/2023	4,617
	2,635	4.20%, 08/26/2024	2,736
	800	4.88%, 04/01/2044	939
	657	5.13%, 06/17/2019 ♠	642
	5,425	5.63%, 07/01/2020	6,295
	915	5.65%, 05/01/2018	1,022
	2,990	5.75%, 12/01/2017	3,318
	2,840	5.88%, 01/05/2021	3,346
	4,960	6.00%, 09/01/2017	5,482
	3,970	7.63%, 06/01/2019	4,855
		Bank of Tokyo-Mitsubishi UFJ Ltd.
	5,925	1.55%, 09/09/2016 ■	5,972
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	223
		Banque Centrale de Tunisie S.A.
	365	5.75%, 01/30/2025 ■	370
		Barclays Bank plc
	2,200	2.50%, 02/20/2019	2,269
	2,165	4.38%, 09/11/2024	2,194
	15,756	6.05%, 12/04/2017 ■	17,427
	2,815	8.25%, 12/15/2018 ♠β	2,934
		BBVA Banco Continental S.A.
	475	3.25%, 04/08/2018 ■	486
		BBVA International PFD Uniperson
	275	5.92%, 04/18/2017 ♠	280
		Bear Stearns & Co., Inc.
	1,210	7.25%, 02/01/2018	1,401
		Blue Racer Midstream LLC
	890	6.13%, 11/15/2022 ■	881
		BNP Paribas
	8,430	2.38%, 09/14/2017	8,623
	3,650	2.40%, 12/12/2018	3,730
		BP Capital Markets plc
	7,975	2.24%, 09/26/2018	8,125
	3,030	2.52%, 01/15/2020	3,088
		BPCE S.A.
	250	0.86%, 06/23/2017 Δ	250
	2,385	2.50%, 12/10/2018	2,442
	4,250	2.50%, 07/15/2019	4,347
	3,840	5.15%, 07/21/2024 ■	4,113
	4,430	5.70%, 10/22/2023 ■	4,913
	425	5.70%, 10/22/2023 §	472
		Brandywine Operating Partnership L.P.
	3,550	3.95%, 02/15/2023	3,663
	4,880	4.10%, 10/01/2024	5,085
	1,100	4.95%, 04/15/2018	1,193
		Brazil Minas SPE via State of Minas Gerais
	1,775	5.33%, 02/15/2028 ■	1,748
	1,605	5.33%, 02/15/2028 §	1,581
		Camden Property Trust REIT
	730	4.25%, 01/15/2024	794
		Capital One Bank
	5,000	1.30%, 06/05/2017	4,980
	4,600	2.40%, 09/05/2019	4,651
		Capital One Financial Corp.
	2,800	1.00%, 11/06/2015	2,805
	3,075	6.15%, 09/01/2016	3,303
		CIGNA Corp.
	785	5.38%, 02/15/2042	1,007
	900	5.88%, 03/15/2041	1,197
		CIT Group, Inc.
	335	5.00%, 05/15/2017	345
	686	5.25%, 03/15/2018	712
	545	5.38%, 05/15/2020	582
	1,555	5.50%, 02/15/2019 ■	1,649
	70	6.63%, 04/01/2018 ■	75
		Citigroup, Inc.
	2,700	1.70%, 07/25/2016	2,724
	6,275	2.50%, 09/26/2018	6,413
	7,000	2.55%, 04/08/2019	7,142
	3,400	3.88%, 10/25/2023	3,619
	7,450	4.30%, 11/20/2026	7,680
	170	5.30%, 05/06/2044	193
	700	5.38%, 08/09/2020	808
	7,960	5.50%, 09/13/2025	9,006
	1,485	6.00%, 10/31/2033	1,770
	4,850	6.13%, 05/15/2018	5,500
	4,900	6.13%, 08/25/2036	5,995
	1,620	6.68%, 09/13/2043	2,166
		CNH Capital LLC
	245	3.88%, 11/01/2015	246
	1,070	6.25%, 11/01/2016	1,126
		CNH Industrial Capital LLC
	575	3.38%, 07/15/2019 ■	552
		Compass Bank
	5,550	1.85%, 09/29/2017	5,577
		Coventry Health Care, Inc.
	2,060	5.45%, 06/15/2021	2,428
		Credit Agricole S.A.
	890	7.88%, 01/23/2024 ■♠	919
		Credit Suisse Group AG
	1,475	7.50%, 12/11/2023 ■♠	1,549
		Credit Suisse New York
	3,115	2.30%, 05/28/2019	3,164
	275	3.00%, 10/29/2021	282
	2,680	3.63%, 09/09/2024	2,816
	3,685	5.40%, 01/14/2020	4,181
		DDR Corp.
	6,925	3.50%, 01/15/2021	7,204
	8,000	3.63%, 02/01/2025	8,102

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Finance and Insurance - 18.7% - (continued)
	Deutsche Bank AG
$4,910	4.30%, 05/24/2028	$4,904
	Deutsche Bank AG London
4,380	2.50%, 02/13/2019	4,497
	Discover Bank/Greenwood DE
6,520	4.20%, 08/08/2023	7,048
	Discover Financial Services
960	5.20%, 04/27/2022	1,084
	El Fondo Mivivienda S.A.
285	3.50%, 01/31/2023 ■	278
	Fifth Third Bancorp
4,210	2.30%, 03/01/2019	4,276
2,750	2.88%, 10/01/2021	2,831
2,780	4.30%, 01/16/2024	3,012
325	4.90%, 09/30/2019 ♠	315
3,195	5.45%, 01/15/2017	3,439
1,300	8.25%, 03/01/2038	2,017
	FMR LLC
3,825	4.95%, 02/01/2033 ■	4,391
	Ford Motor Credit Co. LLC
6,000	1.68%, 09/08/2017	6,004
11,365	2.38%, 03/12/2019	11,495
4,220	2.60%, 11/04/2019	4,278
4,445	4.25%, 09/20/2022	4,850
240	5.00%, 05/15/2018	262
2,835	5.88%, 08/02/2021	3,353
	General Electric Capital Corp.
7,500	3.45%, 05/15/2024	8,054
4,625	4.65%, 10/17/2021	5,307
725	5.55%, 05/04/2020	853
2,995	5.88%, 01/14/2038	3,971
1,000	6.25%, 12/15/2022 ♠	1,102
4,530	6.75%, 03/15/2032	6,387
2,000	6.88%, 01/10/2039	2,963
	Goldman Sachs Group, Inc.
450	1.42%, 04/23/2020	454
1,925	2.38%, 01/22/2018	1,963
3,940	2.60%, 04/23/2020	3,991
2,500	2.90%, 07/19/2018	2,582
6,345	3.50%, 01/23/2025	6,514
3,180	3.63%, 02/07/2016	3,264
3,315	4.00%, 03/03/2024	3,548
2,800	4.80%, 07/08/2044	3,174
4,200	5.38%, 03/15/2020	4,807
4,740	5.75%, 01/24/2022	5,623
4,550	6.15%, 04/01/2018	5,142
3,149	6.25%, 02/01/2041	4,185
2,470	6.45%, 05/01/2036	3,106
8,645	6.75%, 10/01/2037	11,352
2,921	7.50%, 02/15/2019	3,520
	Guardian Life Insurance Co.
250	7.38%, 09/30/2039 ■	373
	Harley-Davidson Financial Services, Inc.
11,490	2.40%, 09/15/2019 ■	11,757
	HBOS Capital Funding L.P.
750	6.85%, 03/23/2015 §♠	755
	HCP, Inc.
4,525	3.88%, 08/15/2024	4,728
7,200	4.25%, 11/15/2023	7,822
1,000	6.70%, 01/30/2018	1,145
	Health Care REIT, Inc.
2,500	3.63%, 03/15/2016	2,572
2,320	4.13%, 04/01/2019	2,504
4,350	4.50%, 01/15/2024	4,763
840	5.25%, 01/15/2022	960
	HSBC Bank USA
1,050	4.88%, 08/24/2020	1,180
	HSBC Holdings plc
7,655	4.25%, 03/14/2024	8,186
1,665	5.10%, 04/05/2021	1,921
1,000	6.50%, 09/15/2037	1,327
7,800	6.80%, 06/01/2038	10,760
	HSBC USA, Inc.
1,295	1.63%, 01/16/2018	1,301
	Humana, Inc.
5,475	3.85%, 10/01/2024	5,771
3,360	4.95%, 10/01/2044	3,790
	Intesa Sanpaolo S.p.A.
7,025	5.25%, 01/12/2024	8,031
	John Deere Capital Corp.
3,835	3.15%, 10/15/2021	4,044
	JP Morgan Chase & Co.
3,375	1.63%, 05/15/2018	3,372
3,625	3.13%, 01/23/2025	3,654
2,270	3.25%, 09/23/2022	2,340
2,200	3.63%, 05/13/2024	2,312
2,350	3.88%, 02/01/2024	2,515
4,250	3.88%, 09/10/2024	4,388
5,300	4.35%, 08/15/2021	5,837
2,220	4.63%, 05/10/2021	2,489
4,205	4.85%, 02/01/2044	4,956
430	5.00%, 07/01/2019 ♠	426
785	5.50%, 10/15/2040	988
4,320	5.63%, 08/16/2043	5,251
1,886	6.00%, 07/05/2017	2,076
9,195	6.00%, 01/15/2018	10,322
1,000	6.40%, 05/15/2038	1,377
	KeyCorp
10,750	2.30%, 12/13/2018	10,940
	Kimco Realty Corp.
5,385	3.20%, 05/01/2021	5,584
1,380	4.30%, 02/01/2018	1,487
	Liberty Mutual Group, Inc.
1,385	4.25%, 06/15/2023 ■	1,483
	Liberty Property L.P.
635	3.38%, 06/15/2023	641
775	4.13%, 06/15/2022	828
	Lincoln National Corp.
3,000	4.85%, 06/24/2021	3,382
1,035	6.15%, 04/07/2036	1,341
625	6.30%, 10/09/2037	846
2,000	8.75%, 07/01/2019	2,546
	Lloyds Bank plc
5,650	2.35%, 09/05/2019	5,758
	Lloyds Banking Group plc
165	6.50%, 09/14/2020 ■	196
	Macquarie Group Ltd.
5,450	3.00%, 12/03/2018 ■	5,637
	Marsh & McLennan Cos., Inc.
6,675	2.30%, 04/01/2017	6,806

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.7% - (continued)
		Finance and Insurance - 18.7% - (continued)
		Marsh & McLennan Cos., Inc. - (continued)
	$3,875	2.35%, 09/10/2019	$3,960
	3,900	4.05%, 10/15/2023	4,263
		Massachusetts Mutual Life Insurance Co.
	3,350	8.88%, 06/01/2039 ■	5,695
		Massmutual Global Funding
	2,625	2.10%, 08/02/2018 ■	2,685
		MasterCard, Inc.
	11,575	3.38%, 04/01/2024	12,361
		Merrill Lynch & Co., Inc.
	2,496	5.70%, 05/02/2017	2,710
	4,890	6.05%, 05/16/2016	5,177
	4,515	6.88%, 04/25/2018	5,201
	11,230	7.75%, 05/14/2038	16,386
		Mizuho Bank Ltd.
	5,000	0.70%, 09/25/2017 ■Δ	5,004
	5,340	2.45%, 04/16/2019 ■	5,436
		Morgan Stanley
	450	1.40%, 01/27/2020 Δ	453
	5,030	1.75%, 02/25/2016	5,065
	2,425	1.88%, 01/05/2018	2,439
	5,735	2.13%, 04/25/2018	5,779
	7,450	2.50%, 01/24/2019	7,581
	4,585	2.65%, 01/27/2020	4,655
	11,230	3.70%, 10/23/2024	11,830
	1,000	3.75%, 02/25/2023	1,055
	4,270	4.10%, 05/22/2023	4,419
	1,725	4.30%, 01/27/2045	1,809
	4,620	4.35%, 09/08/2026	4,834
	1,770	4.88%, 11/01/2022	1,924
	1,550	5.50%, 01/26/2020	1,773
	2,371	5.55%, 04/27/2017	2,575
	3,361	5.75%, 01/25/2021	3,937
	1,250	6.38%, 07/24/2042	1,702
	2,460	6.63%, 04/01/2018	2,811
	2,600	7.30%, 05/13/2019	3,131
		MSCI, Inc.
	1,295	5.25%, 11/15/2024 ■	1,350
		National Rural Utilities Cooperative Finance Corp.
	3,500	2.00%, 01/27/2020	3,521
		Nationstar Mortgage LLC
	1,765	6.50%, 08/01/2018	1,637
	285	6.50%, 07/01/2021	247
		Nationwide Building Society
	3,140	2.35%, 01/21/2020 ■	3,180
		Nationwide Mutual Insurance Co.
	4,975	9.38%, 08/15/2039 ■	8,282
		Navient Corp.
	2,340	5.88%, 10/25/2024	2,211
	625	6.25%, 01/25/2016	647
	465	8.00%, 03/25/2020	516
	395	8.45%, 06/15/2018	447
		NN Group N.V.
EUR	250	4.63%, 04/08/2044 §	308
		Nordea Bank AB
	760	4.88%, 05/13/2021 ■	844
		Pacific Life Insurance Co.
	2,075	9.25%, 06/15/2039 ■	3,460
		PNC Bank NA
	13,070	2.40%, 10/18/2019	13,424
	2,465	2.70%, 11/01/2022	2,450
		PNC Financial Services Group, Inc.
	1,240	2.85%, 11/09/2022 Δ	1,264
	4,310	3.90%, 04/29/2024	4,566
		PNC Funding Corp.
	3,000	5.25%, 11/15/2015	3,105
		Principal Financial Group, Inc.
	620	3.30%, 09/15/2022	639
		Provident Companies, Inc.
	4,435	7.00%, 07/15/2018	5,111
		Provident Funding Associates L.P.
	2,445	6.75%, 06/15/2021 ■	2,335
		Prudential Financial, Inc.
	550	4.60%, 05/15/2044	615
	1,660	5.80%, 11/16/2041	2,137
		Rabobank Nederland
	5,925	2.25%, 01/14/2019 ‡	6,030
	1,000	5.25%, 05/24/2041	1,253
	3,835	5.75%, 12/01/2043	4,849
		Realty Income Corp.
	2,676	3.25%, 10/15/2022	2,720
	615	4.13%, 10/15/2026	656
	1,130	4.65%, 08/01/2023	1,253
	1,085	6.75%, 08/15/2019	1,293
		Royal Bank of Scotland Group plc
	2,970	5.13%, 05/28/2024	3,138
	1,260	6.99%, 10/05/2017 ■♠	1,449
	1,400	7.64%, 09/27/2017 ♠Δ	1,498
	725	9.50%, 03/16/2022 §	819
		Santander Bank NA
	4,840	2.00%, 01/12/2018	4,862
		Santander UK plc
	2,290	5.00%, 11/07/2023 ■	2,474
		SBA Tower Trust
	1,050	2.93%, 12/15/2017 ■	1,063
		Skandinaviska Enskilda Banken AB
	3,810	2.38%, 11/20/2018 ■	3,892
		Societe Generale
	2,535	2.63%, 10/01/2018	2,607
	2,670	5.00%, 01/17/2024 ■	2,791
	215	5.00%, 01/17/2024 §	225
	875	6.00%, 01/27/2020 ■♠	805
	250	6.00%, 01/27/2020 §♠	229
	2,855	7.88%, 12/18/2023 ■♠	2,812
	1,055	8.25%, 11/29/2018 §♠	1,092
		SoftBank Corp.
	2,610	4.50%, 04/15/2020 ■	2,610
		Standard Bank plc
	100	8.13%, 12/02/2019 §	109
		Standard Chartered plc
	225	0.58%, 09/08/2017 ■Δ	224
	5,975	1.50%, 09/08/2017 ■	5,967
	825	4.00%, 07/12/2022 §	841
		State Street Capital Trust IV
	100	1.24%, 06/15/2037 Δ	82
		State Street Corp.
	1,445	3.10%, 05/15/2023	1,479
	4,840	3.70%, 11/20/2023	5,252
	775	4.96%, 03/15/2018	847

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Finance and Insurance - 18.7% - (continued)
	Sumitomo Mitsui Financial Group, Inc.
$5,800	4.44%, 04/02/2024 ■	$6,250
	SunTrust Banks, Inc.
4,940	2.35%, 11/01/2018	5,036
3,700	2.50%, 05/01/2019	3,779
	Swedbank AB
7,071	2.38%, 02/27/2019 ■	7,226
	Synchrony Financial
2,400	2.70%, 02/03/2020 ☼	2,418
3,810	3.00%, 08/15/2019	3,907
5,410	3.75%, 08/15/2021	5,658
	Teachers Insurance & Annuity Association of America
3,000	6.85%, 12/16/2039 ■	4,336
	TIAA Asset Management Finance LLC
2,015	2.95%, 11/01/2019 ■	2,068
	TMX Finance LLC
1,645	8.50%, 09/15/2018 ■	1,250
	Toyota Motor Credit Corp.
12,525	1.45%, 01/12/2018	12,627
3,500	2.13%, 07/18/2019	3,600
	TSMC Global Ltd.
1,525	1.63%, 04/03/2018 ■	1,509
	UBS AG Stamford CT
2,850	5.88%, 07/15/2016	3,048
	UnitedHealth Group, Inc.
1,981	6.88%, 02/15/2038	2,936
	Ventas Realty L.P.
1,000	1.25%, 04/17/2017	999
1,240	2.70%, 04/01/2020	1,259
3,975	3.25%, 08/15/2022	4,047
2,790	3.50%, 02/01/2025	2,849
1,280	3.75%, 05/01/2024	1,338
	Voya Financial, Inc.
1,100	5.65%, 05/15/2053	1,105
	Wachovia Capital Trust III
325	5.57%, 02/05/2015 ♠Δ	319
	Wachovia Corp.
2,850	5.50%, 08/01/2035	3,455
	Wellpoint, Inc.
1,365	3.13%, 05/15/2022	1,409
3,315	4.63%, 05/15/2042	3,707
1,000	5.85%, 01/15/2036	1,291
2,330	6.38%, 06/15/2037	3,145
	Wells Fargo & Co.
9,560	2.13%, 04/22/2019	9,691
4,760	2.15%, 01/30/2020 ☼	4,789
3,710	3.00%, 01/22/2021	3,879
4,965	3.45%, 02/13/2023	5,123
8,225	4.10%, 06/03/2026	8,707
4,080	4.13%, 08/15/2023	4,385
759	4.48%, 01/16/2024	834
3,000	4.60%, 04/01/2021	3,399
3,055	4.65%, 11/04/2044	3,373
60	5.38%, 11/02/2043	73
4,868	5.61%, 01/15/2044	6,089
	WPP Finance 2010
8,195	3.75%, 09/19/2024	8,639
	XLIT Ltd.
5,220	2.30%, 12/15/2018	5,303
	Xstrata Finance Canada Ltd.
4,200	2.70%, 10/25/2017 ■	4,245
800	3.60%, 01/15/2017 ■	825
	YPF S.A.
685	8.75%, 04/04/2024 ■	690
		1,111,967
	Food Manufacturing - 0.3%
	Cargill, Inc.
325	3.25%, 11/15/2021 ■	349
2,925	4.10%, 11/01/2042 ■	3,210
1,000	6.00%, 11/27/2017 ■	1,122
	ConAgra Foods, Inc.
3,000	7.13%, 10/01/2026	3,903
	Kellogg Co.
550	7.45%, 04/01/2031	742
	Kraft Foods Group, Inc.
770	5.00%, 06/04/2042	870
	Mondelez International, Inc.
4,150	4.00%, 02/01/2024	4,504
	TreeHouse Foods, Inc.
2,340	4.88%, 03/15/2022	2,404
		17,104
	Food Services - 0.1%
	ARAMARK Corp.
3,660	5.75%, 03/15/2020	3,807
	CEC Entertainment, Inc.
1,190	8.00%, 02/15/2022	1,157
	McDonald's Corp.
400	6.30%, 10/15/2037	542
		5,506
	Health Care and Social Assistance - 3.1%
	AbbVie, Inc.
5,740	1.75%, 11/06/2017	5,785
	Actavis Funding SCS
3,825	3.85%, 06/15/2024	3,917
	Aetna, Inc.
1,600	4.50%, 05/15/2042	1,835
	Alere, Inc.
2,815	6.50%, 06/15/2020	2,864
	Amgen, Inc.
7,475	1.25%, 05/22/2017	7,475
5,070	3.63%, 05/22/2024	5,355
700	4.10%, 06/15/2021	764
4,340	5.15%, 11/15/2041	5,142
1,475	6.90%, 06/01/2038	2,073
	AmSurg Corp.
1,860	5.63%, 07/15/2022 ■	1,923
	Bayer Finance LLC
3,010	3.00%, 10/08/2021 ■	3,158
	Biomet, Inc.
250	6.50%, 08/01/2020	267
755	6.50%, 10/01/2020	798
	Cardinal Health, Inc.
4,505	3.50%, 11/15/2024	4,672
	Catholic Health Initiatives
1,290	2.60%, 08/01/2018	1,327
	Celgene Corp.
2,945	3.63%, 05/15/2024	3,111
6,190	4.63%, 05/15/2044	6,887

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Health Care and Social Assistance - 3.1% - (continued)
	Community Health Systems, Inc.
$545	5.13%, 08/15/2018	$564
5,740	6.88%, 02/01/2022	6,097
1,440	7.13%, 07/15/2020	1,534
	CVS Caremark Corp.
1,730	2.75%, 12/01/2022	1,760
4,000	4.00%, 12/05/2023	4,412
33	6.94%, 01/10/2030	41
	CVS Pass-Through Trust
15	6.04%, 12/10/2028	18
	Dignity Health
1,515	2.64%, 11/01/2019	1,551
2,260	5.27%, 11/01/2064	2,605
	Endo Finance LLC
3,685	6.00%, 02/01/2025 ■	3,766
	Envision Healthcare Corp.
600	5.13%, 07/01/2022 ■	609
	Express Scripts Holding Co.
10,645	3.50%, 06/15/2024	11,020
	Gilead Sciences, Inc.
1,565	2.05%, 04/01/2019	1,599
1,405	2.35%, 02/01/2020	1,447
1,255	3.50%, 02/01/2025	1,347
1,765	3.70%, 04/01/2024	1,921
3,700	4.40%, 12/01/2021	4,198
2,835	4.50%, 02/01/2045	3,262
	GlaxoSmithKline Capital, Inc.
1,090	2.80%, 03/18/2023	1,117
	Grifols Worldwide Operations Ltd.
245	5.25%, 04/01/2022 ■	249
	HCA Holdings, Inc.
2,785	6.25%, 02/15/2021	3,022
315	7.50%, 11/15/2095	308
	HCA, Inc.
555	5.38%, 02/01/2025	570
175	5.88%, 03/15/2022	195
1,315	5.88%, 05/01/2023	1,427
490	6.50%, 02/15/2016	513
1,670	6.50%, 02/15/2020	1,879
	InVentiv Health, Inc.
705	9.00%, 01/15/2018 ■	730
	Laboratory Corp. of America Holdings
1,000	3.20%, 02/01/2022	1,017
2,725	4.70%, 02/01/2045	2,843
	McKesson Corp.
1,390	4.88%, 03/15/2044	1,644
	Medtronic, Inc.
225	1.30%, 03/15/2020 ■Δ	225
2,615	3.15%, 03/15/2022 ■	2,742
4,500	3.50%, 03/15/2025 ■	4,764
5,016	4.38%, 03/15/2035 ■	5,572
3,085	4.63%, 03/15/2045 ■	3,557
	Memorial Sloan-Kettering Cancer Center
695	5.00%, 07/01/2042	877
	Mylan, Inc.
5,073	2.55%, 03/28/2019	5,155
3,575	4.20%, 11/29/2023	3,827
	Perrigo Co. plc
2,620	2.30%, 11/08/2018	2,653
1,565	5.30%, 11/15/2043	1,844
	Pfizer, Inc.
1,000	4.30%, 06/15/2043	1,134
1,000	6.20%, 03/15/2019	1,186
1,450	7.20%, 03/15/2039	2,235
	Pinnacle Merger Sub, Inc.
1,869	9.50%, 10/01/2023 ■	2,075
	Roche Holdings, Inc.
7,030	0.34%, 09/29/2017 ■Δ	7,022
3,680	4.00%, 11/28/2044 ■	4,176
	Salix Pharmaceuticals Ltd.
4,917	6.00%, 01/15/2021 ■	5,237
	Tenet Healthcare Corp.
345	4.75%, 06/01/2020	354
1,660	5.00%, 03/01/2019 ■	1,664
315	6.25%, 11/01/2018	342
3,055	8.13%, 04/01/2022	3,444
	Wellcare Health Plans, Inc.
1,055	5.75%, 11/15/2020	1,095
		181,798
	Information - 3.8%
	Activision Blizzard, Inc.
4,290	5.63%, 09/15/2021 ■	4,596
1,960	6.13%, 09/15/2023 ■	2,136
	Alibaba Group Holding
6,575	3.13%, 11/28/2021 ■	6,655
	Altice Financing S.A.
800	6.50%, 01/15/2022 ■	816
540	6.63%, 02/15/2023 ■	540
765	7.88%, 12/15/2019 ■	809
925	9.88%, 12/15/2020 ■	1,018
	American Tower Corp.
275	7.00%, 10/15/2017	312
	AT&T, Inc.
6,070	4.30%, 12/15/2042	6,049
7,600	4.80%, 06/15/2044	8,117
	Audatex North America, Inc.
2,357	6.00%, 06/15/2021 ■	2,451
	CCOH Safari LLC
1,885	5.75%, 12/01/2024	1,911
	Cox Communications, Inc.
1,485	2.95%, 06/30/2023 ■	1,483
3,755	4.50%, 06/30/2043 ■	3,917
395	8.38%, 03/01/2039 ■	590
	Deutsche Telekom International Finance B.V.
1,130	4.88%, 03/06/2042 ■	1,293
1,470	8.75%, 06/15/2030	2,249
	DISH DBS Corp.
940	5.00%, 03/15/2023	924
675	5.88%, 07/15/2022	682
880	5.88%, 11/15/2024 ■	884
3,620	6.75%, 06/01/2021	3,932
1,935	7.88%, 09/01/2019	2,196
	First Data Corp.
298	6.75%, 11/01/2020 ■	319
2,335	7.38%, 06/15/2019 ■	2,449
5,315	8.25%, 01/15/2021 ■	5,667
36	8.75%, 01/15/2022 ■Þ	39
350	12.63%, 01/15/2021	415
	Harron Communications L.P.
2,040	9.13%, 04/01/2020 ■	2,193

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.7% - (continued)
		Information - 3.8% - (continued)
		Infor Software Parent LLC
	$2,555	7.13%, 05/01/2021 ■	$2,568
		Infor US, Inc.
	530	9.38%, 04/01/2019	570
		Intelsat Jackson Holdings S.A.
	985	6.63%, 12/15/2022	1,010
	1,295	7.25%, 04/01/2019	1,345
	2,115	7.50%, 04/01/2021	2,242
		Intelsat Luxembourg S.A.
	1,095	6.75%, 06/01/2018	1,114
	3,265	7.75%, 06/01/2021	3,236
		InterActiveCorp
	250	4.75%, 12/15/2022	245
		Level 3 Communications, Inc.
	80	8.88%, 06/01/2019	85
		Level 3 Escrow, Inc.
	1,545	5.38%, 08/15/2022 ■	1,568
	466	8.13%, 07/01/2019	495
		Level 3 Financing, Inc.
	490	5.63%, 02/01/2023 ■	498
	1,480	6.13%, 01/15/2021	1,535
	2,364	7.00%, 06/01/2020	2,518
	415	8.63%, 07/15/2020	453
		Mauritius Investments Ltd.
	495	4.76%, 11/11/2024 ■	500
		MetroPCS Wireless, Inc.
	1,450	6.63%, 11/15/2020	1,508
		Oracle Corp.
	2,325	5.38%, 07/15/2040	2,943
	890	6.13%, 07/08/2039	1,224
		Softbrands, Inc.
	140	11.50%, 07/15/2018	153
		Sprint Communications, Inc.
	2,110	7.00%, 03/01/2020 ■	2,300
	1,300	9.00%, 11/15/2018 ■	1,498
		Sprint Corp.
	300	7.13%, 06/15/2024	292
	3,410	7.25%, 09/15/2021	3,405
	4,270	7.88%, 09/15/2023	4,328
		Syniverse Holdings, Inc.
	2,025	9.13%, 01/15/2019	2,111
		Telefonica Emisiones SAU
	2,875	7.05%, 06/20/2036	4,003
		T-Mobile USA, Inc.
	210	5.25%, 09/01/2018	218
	180	6.13%, 01/15/2022	185
	890	6.46%, 04/28/2019	922
	835	6.50%, 01/15/2024	866
	2,380	6.63%, 04/28/2021	2,471
	1,030	6.73%, 04/28/2022	1,068
	145	6.84%, 04/28/2023	151
		Unitymedia Hessen GmbH & Co.
	1,800	5.50%, 01/15/2023 ■	1,867
		UPCB Finance V Ltd.
	1,385	7.25%, 11/15/2021 ■	1,506
		UPCB Finance VI Ltd.
	470	6.88%, 01/15/2022 ■	506
		Verizon Communications, Inc.
	11,683	2.63%, 02/21/2020 ■	11,817
	2,765	3.00%, 11/01/2021	2,805
	4,575	3.45%, 03/15/2021	4,801
	4,260	3.50%, 11/01/2024	4,372
	9,825	4.15%, 03/15/2024	10,574
	4,813	4.86%, 08/21/2046 ■	5,281
	5,380	5.01%, 08/21/2054 ■	5,929
	8,130	5.15%, 09/15/2023	9,322
	1,150	6.35%, 04/01/2019	1,347
	3,400	6.40%, 09/15/2033	4,398
	2,970	6.40%, 02/15/2038	3,852
	15,670	6.55%, 09/15/2043	21,168
	2,300	6.90%, 04/15/2038	3,147
		Videotron Ltd.
	245	5.00%, 07/15/2022	252
	2,340	5.38%, 06/15/2024 ■	2,398
		Vodafone Group plc
	2,000	1.25%, 09/26/2017	1,990
	2,100	1.50%, 02/19/2018	2,087
		Wind Acquisition Finance S.A.
EUR	3,855	4.00%, 07/15/2020 ■	4,313
	225	6.50%, 04/30/2020 ■	234
		Windstream Corp.
	615	6.38%, 08/01/2023	567
	280	7.50%, 06/01/2022	279
	480	7.75%, 10/15/2020	498
	165	8.13%, 09/01/2018	172
		Zayo Group LLC
	1,955	6.00%, 04/01/2023 ■	1,965
	679	8.13%, 01/01/2020	720
	631	10.13%, 07/01/2020	708
			223,145
		Leather and Allied Product Manufacturing - 0.0%
		Nike, Inc.
	1,940	3.63%, 05/01/2043	2,068

		Machinery Manufacturing - 0.3%
		Case New Holland Industrial, Inc.
	965	7.88%, 12/01/2017	1,062
		Hutchison Whampoa International Ltd.
	9,650	1.63%, 10/31/2017 ■	9,574
	2,800	2.00%, 11/08/2017 ■	2,803
	965	3.50%, 01/13/2017 ■	1,000
	900	5.75%, 09/11/2019 ■	1,036
		Perusahaan Listrik Negara
	200	5.50%, 11/22/2021 ■	216
			15,691
		Mining - 0.6%
		AK Steel Corp.
	1,685	7.63%, 05/15/2020	1,453
	2,365	7.63%, 10/01/2021	1,987
	1,095	8.38%, 04/01/2022	931
		Barrick North America Finance LLC
	1,625	4.40%, 05/30/2021	1,690
	1,275	5.75%, 05/01/2043	1,360
		BHP Billiton Finance USA Ltd.
	1,850	5.00%, 09/30/2043	2,169
		Codelco, Inc.
	100	3.75%, 11/04/2020 ■	104
	115	3.75%, 11/04/2020 §	119
	235	3.88%, 11/03/2021 §	245

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.7% - (continued)
		Mining - 0.6% - (continued)
		Falconbridge Ltd.
	$75	5.38%, 06/01/2015	$76
	75	6.00%, 10/15/2015	77
		FMG Resources Aug 2006
	5,760	6.88%, 04/01/2022 ■	4,522
		Freeport-McMoRan Copper & Gold, Inc.
	6,350	5.45%, 03/15/2043	5,319
		Freeport-McMoRan, Inc.
	1,905	4.00%, 11/14/2021	1,801
	2,750	5.40%, 11/14/2034	2,389
		Glencore Funding LLC
	2,225	2.50%, 01/15/2019 ■	2,191
		Newmont Mining Corp.
	150	4.88%, 03/15/2042	138
		Rio Tinto Finance USA Ltd.
	4,500	2.88%, 08/21/2022	4,453
	1,100	3.50%, 11/02/2020	1,164
		Steel Dynamics, Inc.
	665	5.13%, 10/01/2021 ■	680
	1,030	5.50%, 10/01/2024 ■	1,051
			33,919
		Miscellaneous Manufacturing - 0.1%
		DigitalGlobe, Inc.
	690	5.25%, 02/01/2021 ■	663
		S.C. Johnson & Son, Inc.
	2,520	4.00%, 05/15/2043 ■	2,682
		United Technologies Corp.
	1,925	4.50%, 06/01/2042	2,233
	950	6.13%, 07/15/2038	1,322
			6,900
		Motor Vehicle and Parts Manufacturing - 0.6%
		American Axle & Manufacturing Holdings, Inc.
	295	6.63%, 10/15/2022	315
		Chrysler Group LLC
	1,790	8.00%, 06/15/2019	1,881
	3,660	8.25%, 06/15/2021	4,072
		Daimler Finance NA LLC
	7,300	3.25%, 08/01/2024 ■	7,716
		Ford Motor Co.
	370	7.45%, 07/16/2031	524
		General Motors Co.
	1,405	4.88%, 10/02/2023	1,533
	1,431	6.25%, 10/02/2043	1,782
		General Motors Financial Co., Inc.
	7,860	3.50%, 07/10/2019	8,054
		TRW Automotive, Inc.
	375	7.25%, 03/15/2017 ■	411
		Volkswagen Group of America Finance LLC
	8,215	1.60%, 11/20/2017 ■	8,260
	2,345	2.45%, 11/20/2019 ■	2,404
			36,952
		Nonmetallic Mineral Product Manufacturing - 0.1%
		Ardagh Finance Holdings S.A.
	772	8.63%, 06/15/2019 ■	770
		Ardagh Packaging Finance plc
	1,015	6.00%, 06/30/2021 ■	954
	72	7.00%, 11/15/2020 ■	71
	1,020	9.13%, 10/15/2020 ■	1,081
		Cemex Finance LLC
	1,660	6.00%, 04/01/2024 ■	1,563
		Cemex S.A.B. de C.V.
	2,840	5.70%, 01/11/2025 ■	2,620
		Silgan Holdings, Inc.
	500	5.00%, 04/01/2020	511
			7,570
		Other Services - 0.2%
		Abengoa Finance
EUR	1,545	6.00%, 03/31/2021 ■	1,589
		Abengoa Greenfield S.A.
	1,570	6.50%, 10/01/2019 ■	1,444
		Delphi Corp.
	1,875	4.15%, 03/15/2024	2,018
	2,510	5.00%, 02/15/2023	2,673
		Service Corp. International
	960	4.50%, 11/15/2020	953
	1,185	5.38%, 01/15/2022	1,226
	120	6.75%, 04/01/2016	125
	885	7.63%, 10/01/2018	996
		Sonic Automotive, Inc.
	590	7.00%, 07/15/2022	642
			11,666
		Petroleum and Coal Products Manufacturing - 3.3%
		Anadarko Petroleum Corp.
	2,610	3.45%, 07/15/2024	2,648
	1,250	4.50%, 07/15/2044	1,333
	1,650	5.95%, 09/15/2016	1,765
	1,300	6.45%, 09/15/2036	1,657
	2,110	8.70%, 03/15/2019	2,602
		Antero Resources Corp.
	340	5.38%, 11/01/2021	331
		Antero Resources Finance Corp.
	2,080	6.00%, 12/01/2020	2,070
		Apache Corp.
	1,670	3.25%, 04/15/2022	1,671
	755	4.25%, 01/15/2044	707
	1,045	4.75%, 04/15/2043	1,052
		Bonanza Creek Energy, Inc.
	1,880	6.75%, 04/15/2021	1,683
		Canadian Natural Resources Ltd.
	5,930	3.80%, 04/15/2024	5,882
		Chesapeake Energy Corp.
	160	6.63%, 08/15/2020	171
	255	6.88%, 11/15/2020	276
		CNPC General Capital
	2,270	1.95%, 04/16/2018 ■	2,243
	1,900	2.75%, 04/19/2017 ■	1,930
		CNPC HK Overseas Capital Ltd.
	315	4.50%, 04/28/2021 ■	342
		Cobalt International Energy, Inc.
	795	2.63%, 12/01/2019 β	532
		Concho Resources, Inc.
	550	5.50%, 10/01/2022	550
	850	5.50%, 04/01/2023	850
		ConocoPhillips
	4,000	4.30%, 11/15/2044	4,369
	1,775	6.50%, 02/01/2039	2,447
		ConocoPhillips Holding Co.
	2,950	3.35%, 11/15/2024	3,081
		Continental Resources, Inc.
	1,035	4.90%, 06/01/2044	887

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Petroleum and Coal Products Manufacturing - 3.3% - (continued)
	Continental Resources, Inc. - (continued)
$6,300	5.00%, 09/15/2022	$5,985
	Devon Energy Corp.
2,085	3.25%, 05/15/2022	2,111
2,000	5.60%, 07/15/2041	2,367
260	7.95%, 04/15/2032	366
	Devon Financing Corp.
350	7.88%, 09/30/2031	497
	Diamondback Energy, Inc.
2,315	7.63%, 10/01/2021	2,373
	Empresa Nacional del Petroleo
615	4.38%, 10/30/2024 ■	614
100	4.75%, 12/06/2021 §	104
	Enable Midstream Partners L.P.
5,100	3.90%, 05/15/2024 ■	4,999
65	5.00%, 05/15/2044 ■	65
	Enbridge, Inc.
3,385	3.50%, 06/10/2024	3,208
755	4.50%, 06/10/2044	696
	EnCana Corp.
1,100	3.90%, 11/15/2021	1,098
725	5.15%, 11/15/2041	684
5,595	6.50%, 05/15/2019	6,144
3,000	6.50%, 08/15/2034	3,264
	Everest Acquisition LLC
1,520	9.38%, 05/01/2020	1,531
	Gaz Capital S.A.
550	9.25%, 04/23/2019 §	537
	Harvest Operations Corp.
180	6.88%, 10/01/2017	162
	Hess Corp.
1,735	1.30%, 06/15/2017	1,716
2,550	3.50%, 07/15/2024	2,509
4,425	5.60%, 02/15/2041	4,805
500	6.00%, 01/15/2040	578
1,325	7.30%, 08/15/2031	1,664
	Kerr-McGee Corp.
6,680	6.95%, 07/01/2024	8,254
	Kosmos Energy Ltd.
525	7.88%, 08/01/2021 §	452
	Lukoil International Finance B.V.
3,035	3.42%, 04/24/2018 ■	2,549
525	3.42%, 04/24/2018 §	441
	Marathon Oil Corp.
3,310	2.80%, 11/01/2022	3,153
	MEG Energy Corp.
980	6.38%, 01/30/2023 ■	872
	Nexen, Inc.
400	6.40%, 05/15/2037	517
1,450	7.50%, 07/30/2039	2,141
	Petrobras Global Finance Co.
140	1.85%, 05/20/2016 Δ	130
135	2.00%, 05/20/2016	127
230	2.39%, 01/15/2019 Δ	196
265	6.25%, 03/17/2024	239
	Petroleos de Venezuela S.A.
626	6.00%, 05/16/2024 §	197
4,880	6.00%, 11/15/2026 §	1,489
	Petroleos Mexicanos
400	4.25%, 01/15/2025 ■	394
2,490	4.50%, 01/23/2026 ■	2,486
645	4.88%, 01/18/2024	671
1,445	5.50%, 06/27/2044 ■	1,452
1,630	5.63%, 01/23/2046 ■	1,666
1,930	6.38%, 01/23/2045	2,150
1,245	6.50%, 06/02/2041	1,393
	Phillips 66
3,195	4.88%, 11/15/2044	3,468
	Pioneer Natural Resources Co.
3,290	6.88%, 05/01/2018	3,722
	Plains Exploration & Production Co.
10,813	6.63%, 05/01/2021	11,354
603	6.88%, 02/15/2023	665
	Range Resources Corp.
205	5.00%, 08/15/2022	203
430	5.75%, 06/01/2021	441
15	6.75%, 08/01/2020	15
	Ras Laffan Liquefied Natural Gas Co., Ltd.
758	5.83%, 09/30/2016 ■	787
	Reliance Holdings USA, Inc.
255	5.40%, 02/14/2022 ■	279
	Rosetta Resources, Inc.
1,320	5.63%, 05/01/2021	1,244
595	5.88%, 06/01/2022	559
	San Diego Gas & Electric Co.
4,770	3.60%, 09/01/2023	5,200
	Seadrill Ltd.
940	6.13%, 09/15/2017 ■	783
	Sempra Energy
5,000	3.55%, 06/15/2024	5,303
3,135	4.05%, 12/01/2023	3,460
	Shell International Finance B.V.
2,650	4.55%, 08/12/2043	3,179
2,400	6.38%, 12/15/2038	3,472
	Statoil ASA
4,125	2.90%, 11/08/2020	4,326
	Suncor Energy, Inc.
500	3.60%, 12/01/2024	511
	Tosco Corp.
500	8.13%, 02/15/2030	740
	Total Capital International S.A.
5,065	2.88%, 02/17/2022	5,230
	Transocean, Inc.
1,900	2.50%, 10/15/2017	1,667
	Tullow Oil plc
1,490	6.00%, 11/01/2020 ■	1,252
1,625	6.25%, 04/15/2022 ■	1,365
	Williams Partners L.P.
2,295	3.35%, 08/15/2022	2,199
6,750	3.90%, 01/15/2025	6,531
2,330	4.30%, 03/04/2024	2,337
2,000	5.40%, 03/04/2044	2,030
	WPX Energy, Inc.
1,865	5.25%, 09/15/2024	1,734
615	6.00%, 01/15/2022	597
		194,778

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Pipeline Transportation - 0.8%
	DCP Midstream LLC
$600	4.75%, 09/30/2021 ■	$560
	El Paso Corp.
255	6.50%, 09/15/2020	294
494	7.00%, 06/15/2017	544
	El Paso Natural Gas Co.
15	7.25%, 06/01/2018	17
	Energy Transfer Equity L.P.
3,655	3.60%, 02/01/2023	3,668
2,900	4.15%, 10/01/2020	3,055
660	5.20%, 02/01/2022	724
835	6.13%, 02/15/2017	903
125	6.63%, 10/15/2036	149
425	7.50%, 10/15/2020	473
1,000	7.50%, 07/01/2038	1,300
	Enterprise Products Operating LLC
4,450	3.35%, 03/15/2023	4,551
2,050	4.85%, 03/15/2044	2,261
480	4.95%, 10/15/2054	534
1,300	5.95%, 02/01/2041	1,623
	Kinder Morgan Energy Partners L.P.
4,500	5.00%, 08/15/2042	4,543
	Kinder Morgan Finance Co.
110	5.70%, 01/05/2016	114
45	6.00%, 01/15/2018 ■	49
	Kinder Morgan, Inc.
4,910	3.05%, 12/01/2019	4,955
3,800	4.30%, 06/01/2025	3,968
4,600	5.55%, 06/01/2045	4,933
	MarkWest Energy Partners L.P.
175	5.50%, 02/15/2023	180
88	6.25%, 06/15/2022	92
	Plains All American Pipeline L.P.
980	2.85%, 01/31/2023	957
1,375	3.85%, 10/15/2023	1,429
2,325	4.90%, 02/15/2045	2,534
	Sunoco Logistics Partners Operations L.P.
1,890	4.25%, 04/01/2024	1,961
1,830	5.30%, 04/01/2044	1,942
		48,313
	Plastics and Rubber Products Manufacturing - 0.1%
	Associated Materials LLC
1,450	9.13%, 11/01/2017	1,200
	Continental Rubber of America Corp.
400	4.50%, 09/15/2019 ■	415
	Nortek, Inc.
2,065	8.50%, 04/15/2021	2,194
		3,809
	Primary Metal Manufacturing - 0.2%
	ArcelorMittal
540	7.25%, 03/01/2041	554
1,200	7.50%, 10/15/2039	1,242
	Constellium N.V.
1,750	8.00%, 01/15/2023 ■	1,737
	Goldcorp, Inc.
5,555	3.63%, 06/09/2021	5,737
	Novelis, Inc.
125	8.38%, 12/15/2017	130
	United States Steel Corp.
2,582	7.38%, 04/01/2020	2,660
		12,060
	Printing and Related Support Activities - 0.1%
	Deluxe Corp.
640	6.00%, 11/15/2020	665
	Quad Graphics, Inc.
2,605	7.00%, 05/01/2022 ■	2,475
	Quebecor Media, Inc.
335	5.75%, 01/15/2023	345
		3,485
	Professional, Scientific and Technical Services - 0.1%
	Getty Images, Inc.
1,310	7.00%, 10/15/2020 ■	917
	Lamar Media Corp.
625	5.00%, 05/01/2023	630
95	5.88%, 02/01/2022	99
	Lender Processing Services, Inc.
330	5.75%, 04/15/2023	349
	SunGard Data Systems, Inc.
2,670	6.63%, 11/01/2019	2,683
486	7.38%, 11/15/2018	505
45	7.63%, 11/15/2020	48
		5,231
	Rail Transportation - 0.3%
	Burlington Northern Santa Fe Corp.
2,131	3.00%, 03/15/2023	2,189
2,980	3.05%, 09/01/2022	3,093
3,825	3.85%, 09/01/2023	4,168
	Canadian Pacific Railway Co.
1,000	4.45%, 03/15/2023	1,125
1,415	4.50%, 01/15/2022	1,593
1,596	6.50%, 05/15/2018	1,841
	CSX Corp.
1,000	4.75%, 05/30/2042	1,165
	Kazakhstan Temir Zholy Finance B.V.
1,460	6.95%, 07/10/2042 §	1,326
	Union Pacific Corp.
765	4.85%, 06/15/2044	954
		17,454
	Real Estate, Rental and Leasing - 0.9%
	Air Lease Corp.
425	2.13%, 01/15/2018	423
7,770	4.50%, 01/15/2016	7,955
5,495	5.63%, 04/01/2017 Δ	5,866
	Boston Properties L.P.
2,580	3.13%, 09/01/2023	2,627
	Duke Realty L.P.
2,200	3.63%, 04/15/2023	2,292
3,905	3.75%, 12/01/2024	4,101
5,250	3.88%, 02/15/2021	5,585
2,061	3.88%, 10/15/2022	2,197
420	6.50%, 01/15/2018	475
	ERAC USA Finance Co.
925	2.80%, 11/01/2018 ■	959
1,370	3.30%, 10/15/2022 ■	1,410
1,000	5.63%, 03/15/2042 ■	1,223
	ERP Operating L.P.
1,275	4.50%, 07/01/2044	1,417

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 43.7% - (continued)
	Real Estate, Rental and Leasing - 0.9% - (continued)
	Hertz Corp.
$275	6.75%, 04/15/2019	$283
	Hertz Global Holdings, Inc.
195	5.88%, 10/15/2020	198
130	6.25%, 10/15/2022	133
	International Lease Finance Corp.
455	5.88%, 04/01/2019	493
2,095	5.88%, 08/15/2022	2,315
3,350	6.25%, 05/15/2019	3,693
350	7.13%, 09/01/2018 ■	394
380	8.75%, 03/15/2017	423
	Penske Automotive Group, Inc.
2,700	3.13%, 05/11/2015 ■	2,717
	ProLogis L.P.
1,500	3.35%, 02/01/2021	1,569
6,500	4.25%, 08/15/2023	7,087
	Realogy Corp.
673	7.63%, 01/15/2020 ■	723
		56,558
	Retail Trade - 1.1%
	99 Cents Only Stores
1,757	11.00%, 12/15/2019	1,849
	Albertson's Holdings LLC
1,245	7.75%, 10/15/2022 ■	1,281
	American Builders & Contractors Supply Co., Inc.
190	5.63%, 04/15/2021 ■	192
	AutoZone, Inc.
1,823	3.70%, 04/15/2022	1,931
	Building Materials Corp.
4,120	5.38%, 11/15/2024 ■	4,182
200	6.75%, 05/01/2021 ■	214
	Eaton Corp.
2,800	2.75%, 11/02/2022	2,850
1,575	5.60%, 05/15/2018	1,758
	Energy Transfer Partners
2,000	6.70%, 07/01/2018	2,270
	GRD Holding III Corp.
2,255	10.75%, 06/01/2019 ■	2,458
	Home Depot, Inc.
220	4.20%, 04/01/2043	247
1,265	4.88%, 02/15/2044	1,565
2,050	5.88%, 12/16/2036	2,790
	Jaguar Land Rover plc
375	8.13%, 05/15/2021 ■	414
	Kroger (The) Co.
6,275	2.95%, 11/01/2021	6,419
360	3.85%, 08/01/2023	386
1,580	5.15%, 08/01/2043	1,904
	Lowe's Cos., Inc.
1,510	5.00%, 09/15/2043	1,871
	Macy's Retail Holdings, Inc.
20	6.70%, 09/15/2028	25
20	7.00%, 02/15/2028	26
	Michaels Stores, Inc.
3,025	5.88%, 12/15/2020 ■	3,063
	Party City Holdings, Inc.
1,920	8.88%, 08/01/2020	2,074
	PC Nextco Holdings LLC/PC Nextco Finance, Inc.
2,150	8.75%, 08/15/2019	2,182
	Sally Holdings LLC
135	5.75%, 06/01/2022	144
225	6.88%, 11/15/2019	239
	Sotheby's
595	5.25%, 10/01/2022 ■	565
	Wal-Mart Stores, Inc.
6,500	4.00%, 04/11/2043	7,127
6,170	4.30%, 04/22/2044	7,114
1,000	5.00%, 10/25/2040	1,251
600	5.25%, 09/01/2035	765
703	5.63%, 04/15/2041	950
2,000	6.20%, 04/15/2038	2,811
2,800	6.50%, 08/15/2037	4,059
		66,976
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
1,200	5.55%, 03/05/2037	1,659
	Sun Products Corp.
2,500	7.75%, 03/15/2021 ■	2,206
		3,865
	Support Activities For Transportation - 0.0%
	GNL Quintero S.A.
380	4.63%, 07/31/2029 ■	393

	Transportation Equipment Manufacturing - 0.0%
	Huntington Ingalls Industries, Inc.
106	7.13%, 03/15/2021	114

	Truck Transportation - 0.3%
	Penske Truck Leasing Co.
1,135	2.50%, 03/15/2016 ■	1,151
3,865	2.50%, 06/15/2019 ■	3,892
225	2.88%, 07/17/2018 ■	231
3,575	3.05%, 01/09/2020 ■	3,651
9,895	4.88%, 07/11/2022 ■	10,991
		19,916
	Utilities - 2.6%
	AES (The) Corp.
38	7.75%, 10/15/2015	39
123	8.00%, 10/15/2017	138
	AES Panama S.A.
15	6.35%, 12/21/2016 §	16
	Appalachian Power Co.
75	4.40%, 05/15/2044	86
	Berkshire Hathaway Energy Co.
500	5.95%, 05/15/2037	665
	Carolina Power & Light Co.
2,060	4.10%, 05/15/2042	2,337
	Centrais Eletricas Brasileiras S.A.
960	5.75%, 10/27/2021 §	859
	Comision Federal de Electricidad
370	4.88%, 01/15/2024 ■	392
	Consolidated Edison Co. of NY
2,945	3.30%, 12/01/2024	3,136
1,400	4.20%, 03/15/2042	1,561
	Dolphin Subsidiary II, Inc.
3,035	7.25%, 10/15/2021	3,095
	Dominion Resources, Inc.
2,895	4.70%, 12/01/2044	3,394
3,390	7.00%, 06/15/2038	4,855

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 43.7% - (continued)
		Utilities - 2.6% - (continued)
		Duke Energy Corp.
	$1,350	3.55%, 09/15/2021	$1,454
	2,935	3.75%, 04/15/2024	3,199
	3,000	3.95%, 10/15/2023	3,331
	3,000	5.30%, 02/15/2040	3,995
		Duke Energy Indiana, Inc.
	1,870	4.90%, 07/15/2043	2,405
		Duke Energy Ohio, Inc.
	995	3.80%, 09/01/2023	1,095
		Duke Energy Progress, Inc.
	6,475	2.80%, 05/15/2022	6,722
	2,005	4.15%, 12/01/2044	2,320
		E CL S.A.
	100	5.63%, 01/15/2021 §	110
		EDP Finance B.V.
	760	5.25%, 01/14/2021 ■	810
		Electricitie De France
	3,095	4.88%, 01/22/2044 ■	3,722
	5,450	5.63%, 01/22/2024 ■♠	5,859
		Exelon Generation Co. LLC
	2,725	4.25%, 06/15/2022	2,911
		FirstEnergy Transmission LLC
	7,475	5.45%, 07/15/2044 ■	8,687
		Florida Power & Light Co.
	4,930	3.25%, 06/01/2024	5,274
	1,300	4.13%, 02/01/2042	1,494
		GenOn Americas Generation LLC
	785	9.13%, 05/01/2031	667
		Israel Electric Corp., Ltd.
	1,180	5.00%, 11/12/2024 ■	1,192
		MidAmerican Energy Co.
	2,598	4.40%, 10/15/2044	3,084
		National Power Corp.
	15	9.63%, 05/15/2028	23
		Nevada Power Co.
	2,140	6.50%, 08/01/2018	2,496
		NiSource Finance Corp.
	1,450	3.85%, 02/15/2023	1,552
	3,450	4.80%, 02/15/2044	4,115
	1,450	5.25%, 02/15/2043	1,799
		Northeast Utilities
	2,775	2.80%, 05/01/2023	2,785
	2,255	3.15%, 01/15/2025	2,297
		Oncor Electric Delivery Co. LLC
	2,000	4.10%, 06/01/2022	2,220
	615	5.25%, 09/30/2040	799
		Pacific Gas & Electric Co.
	625	2.45%, 08/15/2022	624
	2,285	3.75%, 02/15/2024	2,474
	2,525	4.30%, 03/15/2045	2,838
	2,400	6.05%, 03/01/2034	3,244
	725	8.25%, 10/15/2018	880
		PacifiCorp
	840	4.10%, 02/01/2042	943
	1,000	5.50%, 01/15/2019	1,149
		Potomac Electric Power
	2,700	4.15%, 03/15/2043	3,072
		PPL Capital Funding, Inc.
	4,495	3.95%, 03/15/2024	4,893
		Progress Energy, Inc.
	1,750	7.00%, 10/30/2031	2,475
	3,051	7.05%, 03/15/2019	3,673
	540	7.75%, 03/01/2031	810
		PSEG Power LLC
	975	8.63%, 04/15/2031	1,470
		Public Service Co. of Colorado
	1,930	3.60%, 09/15/2042	2,050
		Southern California Edison Co.
	745	3.60%, 02/01/2045	784
	925	4.50%, 09/01/2040	1,096
	500	6.00%, 01/15/2034	698
	1,010	6.05%, 03/15/2039	1,422
		Southern Power Co.
	15,293	4.88%, 07/15/2015	15,577
	1,615	5.25%, 07/15/2043	2,012
		Tampa Electric Co.
	2,095	2.60%, 09/15/2022	2,121
		Texas Competitive Electric Holdings Co. LLC
	1,075	11.50%, 10/01/2020 ■Ϫ	728
		Virginia Electric & Power Co.
	665	4.45%, 02/15/2044	790
			152,813
		Wholesale Trade - 0.4%
		Dynegy, Inc.
	1,075	5.88%, 06/01/2023	1,021
	415	7.38%, 11/01/2022 ■	429
	205	7.63%, 11/01/2024 ■	211
		Heineken N.V.
	3,585	3.40%, 04/01/2022 ■	3,775
		International Paper Co.
	12,650	3.65%, 06/15/2024	13,102
	500	7.30%, 11/15/2039	696
		J.M. Huber Corp.
	962	9.88%, 11/01/2019 ■	1,046
		SABMiller Holdings, Inc.
	1,475	3.75%, 01/15/2022 ■	1,576
	800	4.95%, 01/15/2042 ■	940
			22,796
		Total Corporate Bonds
		(Cost $2,481,049)	$2,591,628

Foreign Government Obligations - 5.1%
		Argentina - 0.2%
		Argentina (Republic of)
	$280	0.00%, 10/03/2015 ●	$281
	3,235	0.00%, 04/17/2017 ●	3,114
	685	0.00%, 05/07/2024 ●	683
EUR	303	0.00%, 12/31/2033 ●	305
	3,605	0.00%, 12/31/2038 ●	1,866
	3,470	8.28%, 12/31/2033	2,878
			$9,127
		Brazil - 0.3%
		Brazil (Federative Republic of)
	2,325	2.63%, 01/05/2023	2,095
	11,235	5.00%, 01/27/2045	10,842
BRL	7,972	6.00%, 08/15/2050 ◄	2,979
	1,925	8.00%, 01/15/2018	2,113
	164	8.25%, 01/20/2034	226

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 5.1% - (continued)
		Brazil - 0.3% - (continued)
		Brazil (Federative Republic of) - (continued)
BRL	3,888	10.00%, 01/01/2021	$1,335
			19,590
		Colombia - 0.5%
		Colombia (Republic of)
	1,350	2.63%, 03/15/2023	1,272
COP	633,201	3.50%, 03/10/2021 ◄	273
	4,925	4.00%, 02/26/2024	5,110
	5,690	4.38%, 07/12/2021	6,031
COP	486,747	4.75%, 02/23/2023 ◄	224
	850	5.00%, 06/15/2045	899
	6,410	5.63%, 02/26/2044	7,404
	3,180	7.38%, 09/18/2037	4,293
COP	1,295,400	7.50%, 08/26/2026	560
COP	1,450,000	7.75%, 04/14/2021	662
	2,144	8.13%, 05/21/2024	2,833
COP	10,000	9.85%, 06/28/2027	6
	85	10.38%, 01/28/2033	135
	1,536	11.75%, 02/25/2020	2,139
COP	108,000	12.00%, 10/22/2015	47
			31,888
		Croatia - 0.1%
		Croatia (Republic of)
	460	6.25%, 04/27/2017 ■	487
	1,720	6.25%, 04/27/2017 §	1,820
	520	6.63%, 07/14/2020 §	573
	255	6.75%, 11/05/2019 §	281
			3,161
		Dominican Republic - 0.1%
		Dominican (Republic of)
	2,800	5.50%, 01/27/2025 ■	2,835
	595	6.60%, 01/28/2024 ■	648
	1,320	6.85%, 01/27/2045 ■	1,333
	1,420	7.45%, 04/30/2044 ■	1,562
	250	7.50%, 05/06/2021 §	281
			6,659
		Ecuador - 0.0%
		Ecuador (Republic of)
	1,700	9.38%, 12/15/2015 §	1,677

		Hungary - 0.2%
		Hungary (Republic of)
	3,646	4.00%, 03/25/2019	3,828
	1,518	4.13%, 02/19/2018	1,591
EUR	550	5.75%, 06/11/2018 §	713
	570	5.75%, 11/22/2023	661
	2,068	6.25%, 01/29/2020	2,374
	1,498	7.63%, 03/29/2041	2,217
			11,384
		Iceland - 0.1%
		Iceland (Republic of)
	1,755	4.88%, 06/16/2016 §	1,830
	226	5.88%, 05/11/2022 ■	257
	1,150	5.88%, 05/11/2022 §	1,309
			3,396
		Indonesia - 0.6%
		Indonesia (Republic of)
	3,766	3.75%, 04/25/2022 §	3,804
	3,020	4.13%, 01/15/2025 ■	3,103
	6,515	4.88%, 05/05/2021 §	7,069
	2,455	5.25%, 01/17/2042 §	2,608
	465	5.38%, 10/17/2023 ■	520
	260	5.38%, 10/17/2023 §	291
	3,570	5.88%, 03/13/2020 §	4,025
	3,991	6.63%, 02/17/2037 §	4,899
	2,650	7.75%, 01/17/2038 §	3,650
	5,037	8.50%, 10/12/2035 §	7,354
			37,323
		Ivory Coast - 0.1%
		Cote d'Ivoire (Republic of)
	2,055	5.38%, 07/23/2024 §	1,932
		Ivory Coast (Republic of)
	1,500	5.75%, 12/31/2032 §	1,410
			3,342
		Kazakhstan - 0.1%
		Kazakhstan (Republic of)
	2,015	3.88%, 10/14/2024 ■	1,826
	715	4.88%, 10/14/2044 ■	627
	1,395	4.88%, 10/14/2044 §	1,224
			3,677
		Kenya - 0.0%
		Kenya (Republic of)
	651	5.88%, 06/24/2019 ■	651
	1,105	6.88%, 06/24/2024 ■	1,149
			1,800
		Latvia - 0.1%
		Latvia (Republic of)
	1,575	2.75%, 01/12/2020	1,600
	2,340	2.75%, 01/12/2020 §	2,377
			3,977
		Lithuania - 0.1%
		Lithuania (Republic of)
	2,160	6.13%, 03/09/2021 §	2,578
	4,751	7.38%, 02/11/2020 §	5,832
			8,410
		Mexico - 0.6%
		Mexico (United Mexican States)
MXN	6,481	2.50%, 12/10/2020 ◄	445
	3,821	3.50%, 01/21/2021	3,947
	1,385	3.60%, 01/30/2025	1,423
	4,528	3.63%, 03/15/2022	4,662
MXN	6,069	4.50%, 12/04/2025 ◄	484
MXN	3,964	4.50%, 11/22/2035 ◄	330
	6,215	4.60%, 01/23/2046	6,635
	4,576	4.75%, 03/08/2044	4,954
	6,654	5.75%, 10/12/2110	7,519
	4,452	6.05%, 01/11/2040	5,687
MXN	26,330	10.00%, 12/05/2024	2,392
			38,478
		Morocco - 0.0%
		Morocco (Kingdom of)
EUR	1,325	3.50%, 06/19/2024 §	1,580
EUR	460	4.50%, 10/05/2020 §	579
	800	5.50%, 12/11/2042 §	897
			3,056
		Panama - 0.1%
		Panama (Republic of)
	122	7.25%, 03/15/2015	123
	1,199	8.88%, 09/30/2027	1,786

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 5.1% - (continued)
		Panama - 0.1% - (continued)
		Panama (Republic of) - (continued)
	$1,647	9.38%, 04/01/2029	$2,582
			4,491
		Peru - 0.1%
		Peru (Republic of)
PEN	3,325	5.20%, 09/12/2023	1,088
PEN	1,450	6.95%, 08/12/2031	537
PEN	75	7.84%, 08/12/2020	29
	1,455	8.38%, 05/03/2016	1,582
	25	9.88%, 02/06/2015	25
			3,261
		Philippines - 0.1%
		Philippines (Republic of)
	1,085	5.50%, 03/30/2026	1,343
	1,165	8.38%, 06/17/2019	1,474
	604	9.50%, 02/02/2030	1,025
	1,080	10.63%, 03/16/2025	1,771
			5,613
		Romania - 0.2%
		Romania (Republic of)
EUR	1,395	3.63%, 04/24/2024 §	1,793
	1,372	4.38%, 08/22/2023 §	1,491
EUR	355	4.63%, 09/18/2020 §	470
EUR	510	4.88%, 11/07/2019 §	675
	1,420	6.13%, 01/22/2044 §	1,894
	894	6.13%, 01/22/2044 ■	1,192
	4,786	6.75%, 02/07/2022 §	5,873
			13,388
		Russia - 0.5%
		Russia (Federation of)
	800	3.63%, 04/29/2015 §	799
	200	3.63%, 04/29/2015 ■	200
	1,600	4.88%, 09/16/2023 ■	1,349
	5,600	4.88%, 09/16/2023 §	4,721
	3,500	5.00%, 04/29/2020 §	3,099
	20,144	7.50%, 03/31/2030 §	20,256
			30,424
		Slovenia - 0.1%
		Slovenia (Republic of)
	1,010	5.25%, 02/18/2024 §	1,159
	1,210	5.25%, 02/18/2024 ■	1,388
	1,715	5.50%, 10/26/2022 §	1,981
	675	5.85%, 05/10/2023 §	798
	1,045	5.85%, 05/10/2023 ■	1,236
			6,562
		South Africa - 0.1%
		South Africa (Republic of)
ZAR	20,800	7.00%, 02/28/2031	1,696
ZAR	14,645	8.75%, 02/28/2048	1,392
			3,088
		Turkey - 0.5%
		Turkey (Republic of)
	4,130	4.88%, 04/16/2043	4,321
	2,215	5.13%, 03/25/2022	2,403
	4,960	5.63%, 03/30/2021	5,515
	3,210	5.75%, 03/22/2024	3,675
	725	6.25%, 09/26/2022	843
	2,983	6.75%, 04/03/2018	3,339
	2,970	7.00%, 09/26/2016	3,226
	1,990	7.38%, 02/05/2025	2,537
	4,125	7.50%, 07/14/2017	4,615
			30,474
		Ukraine - 0.0%
		Ukraine (Government of)
	350	6.25%, 06/17/2016 ■	190
	740	6.25%, 06/17/2016 §	401
	2,320	6.58%, 11/21/2016 §	1,250
	105	6.88%, 09/23/2015 §	61
			1,902
		Uruguay - 0.1%
		Uruguay (Republic of)
	545	4.13%, 11/20/2045	530
	4,749	4.50%, 08/14/2024	5,197
	262	5.10%, 06/18/2050	285
			6,012
		Venezuela - 0.2%
		Venezuela (Republic of)
	2,590	7.00%, 03/31/2038 §	822
	1,980	7.65%, 04/21/2025	639
	3,110	7.75%, 10/13/2019 §	1,019
	15,790	9.25%, 05/07/2028 §	5,290
	3,440	9.38%, 01/13/2034	1,178
	1,085	11.95%, 08/05/2031 §	393
			9,341
		Total Foreign Government Obligations
		(Cost $300,108)	$301,501

Municipal Bonds - 0.3%
		General Obligations - 0.1%
		California State GO,
	$725	7.30%, 10/01/2039	$1,108
	1,730	7.60%, 11/01/2040	2,825
	550	7.63%, 03/01/2040	879
		California State GO, Taxable,
	2,795	7.55%, 04/01/2039	4,509
		Illinois State GO,
	585	5.67%, 03/01/2018	642
		Illinois State, GO,
	155	5.10%, 06/01/2033	161
			10,124
		Higher Education (Univ., Dorms, etc.) - 0.0%
		Massachusetts State Development Fin Agency Rev,
	110	5.35%, 12/01/2028	130

		Miscellaneous - 0.0%
		California State Public Works Board Lease Rev,
	50	8.36%, 10/01/2034	77

		Transportation - 0.2%
		Grand Parkway Transportation Corp TX, Toll Rev,
	1,195	5.18%, 10/01/2042	1,564
		New Jersey State Turnpike Auth, Taxable,
	50	7.41%, 01/01/2040	78
		New York & New Jersey PA,
	1,850	4.46%, 10/01/2062	2,059
	15	4.93%, 10/01/2051	18
	900	4.96%, 08/01/2046	1,109
	4,165	5.31%, 08/01/2046	4,708

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 0.3% - (continued)
	Transportation - 0.2% - (continued)
	North Texas Tollway Auth Rev,
$455	6.72%, 01/01/2049	$701
		10,237
	Total Municipal Bonds
	(Cost $17,061)	$20,568

Senior Floating Rate Interests ♦ - 0.2%
	Computer and Electronic Product Manufacturing - 0.0%
	Freescale Semiconductor, Inc.
$834	5.00%, 01/15/2021	$835

	Finance and Insurance - 0.0%
	Asurion LLC
775	8.50%, 03/03/2021	765

	Mining - 0.0%
	Arch Coal, Inc.
1,671	6.25%, 05/16/2018	1,194

	Other Services - 0.0%
	Gardner Denver, Inc.
1,924	4.25%, 07/30/2020	1,795

	Petroleum and Coal Products Manufacturing - 0.0%
	Crosby Worldwide Ltd.
1,554	3.75%, 11/23/2020	1,398

	Retail Trade - 0.1%
	Lands' End, Inc.
1,139	4.25%, 04/04/2021	1,090
	Neiman Marcus (The) Group, Inc.
1,833	4.25%, 10/25/2020	1,776
		2,866
	Utilities - 0.1%
	Texas Competitive Electric Holdings Co. LLC
3,799	4.66%, 10/10/2017 Ψ	2,367

	Total Senior Floating Rate Interests
	(Cost $12,486)	$11,220

U.S. Government Securities - 0.1%
U.S. Treasury Securities - 0.1%
	U.S. Treasury Bonds - 0.0%
$2,090	3.13%, 08/15/2044 ‡	$2,480
115	3.38%, 05/15/2044	143
		2,623
	U.S. Treasury Notes - 0.1%
850	0.50%, 09/30/2016	852
375	1.63%, 12/31/2019	383
520	2.25%, 11/15/2024	546
1,250	2.38%, 08/15/2024 ‡	1,328
		3,109
		5,732
	Total U.S. Government Securities
	(Cost $5,234)	$5,732

	Total Long-Term Investments
	(Cost $5,213,950)	$5,674,680

Short-Term Investments - 3.6%
Repurchase Agreements - 3.6%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $208, collateralized by U.S. Treasury Note 0.88%, 2017, value of $213)
$208	0.04%, 1/31/15	$208
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $9,043,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $9,224)
9,043	0.06%, 1/31/15	9,043
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$65,607, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $66,919)
65,607	0.05%, 1/31/15	65,607
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$15,275, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
	0.75% - 2.50%, 2017 - 2024, value of $15,581)
15,275	0.06%, 1/31/15	15,275
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $43,702, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $44,577)
43,702	0.04%, 1/31/15	43,702
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $28,412, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $28,980)
28,412	0.05%, 1/31/15	28,412
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,490, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $2,540)
2,490	0.05%, 1/31/15	2,490
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $10,448, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$10,658)
10,448	0.06%, 1/31/15	10,448

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 3.6% - (continued)
Repurchase Agreements - 3.6% - (continued)
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $642, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $654)
$642	0.06%, 1/31/15		$642
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $38,997, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $39,778)
38,997	0.07%, 1/31/15		38,997
			214,824
	Total Short-Term Investments
	(Cost $214,824)		$214,824

	Total Investments
	(Cost $5,428,774) ▲	99.2%	$5,889,504
	Other Assets and Liabilities	0.8%	48,201
	Total Net Assets	100.0%	$5,937,705

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $5,430,702 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$531,446
Unrealized Depreciation	(72,644)
Net Unrealized Appreciation	$458,802

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Ϫ	The issuer is in bankruptcy. The investment held by the Fund has made partial interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $529,120, which represents 8.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $132,081, which represents 2.2% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Þ	This security may pay interest in the form of additional principal in lieu of cash.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $7,149 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
OTC swap contracts	$–	$1,085
Futures contracts	4,561	–
Centrally cleared swaps contracts	180	–
Total	$4,741	$1,085

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	564	03/31/2015	$123,474	$123,948	$474	$–	$123	$–
U.S. Treasury 30-Year Bond Future	2,027	03/20/2015	290,118	306,647	16,529	–	1607	(18)
U.S. Treasury 5-Year Note Future	8,241	03/31/2015	982,270	999,994	17,724	–	3798	–
Total					$34,727	$–	$5,528	$(18)
Short position contracts:
Euro-BUND Future	16	03/06/2015	$2,762	$2,882	$–	$(120)	$–	$(12)
U.S. Treasury 10-Year Note Future	8,382	03/20/2015	1,062,230	1,096,994	–	(34,764)	15	(5,787)
U.S. Treasury CME Ultra Long Term Bond Future	260	03/20/2015	41,744	46,524	–	(4,780)	–	(512)
Total					$–	$(39,664)	$15	$(6,311)
Total futures contracts					$34,727	$(39,664)	$5,543	$(6,329)

* The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues:
Buy protection:
Colombia (Republic of)	BCLY	USD	855	(1.00)% / 1.43%	03/20/19	$9	$–	$15	$6	$–
Colombia (Republic of)	BOA	USD	425	(1.00)% / 1.43%	03/20/19	3	–	7	4	–
ConAgra Foods, Inc.	JPM	USD	1,100	(1.00)% / 0.61%	03/20/20	–	(26)	(21)	5	–
Darden Restaurants, Inc.	GSC	USD	475	(1.00)% / 1.35%	03/20/20	9	–	8	–	(1)
E.I. du Pont de Nemours & Co.	BCLY	USD	550	(1.00)% / 0.48%	03/20/20	–	(16)	(14)	2	–
Indonesia (Republic of)	BCLY	USD	320	(1.00)% / 1.44%	09/20/19	6	–	6	–	–
Indonesia (Republic of)	BNP	USD	1,100	(1.00)% / 1.44%	09/20/19	25	–	22	–	(3)
Indonesia (Republic of)	GSC	USD	145	(1.00)% / 1.44%	09/20/19	3	–	3	–	–
Pfizer, Inc.	CSI	USD	1,075	(1.00)% / 0.16%	03/20/20	–	(45)	(46)	–	(1)
Venezuela (Republic of)	BOA	USD	745	(5.00)% / 85.48%	03/20/19	139	–	502	363	–
Venezuela (Republic of)	DEUT	USD	1,315	(5.00)% / 85.48%	03/20/19	248	–	885	637	–
Total						$442	$(87)	$1,367	$1,017	$(5)
Sell protection:
Enbridge, Inc.	CBK	USD	1,725	1.00% / 3.28%	03/20/20	$–	$(158)	$(181)	$–	$(23)
Hungary (Republic of)	BNP	USD	6,990	1.00% / 1.43%	12/20/19	–	(222)	(142)	80	–
Illinois State GO	GSC	USD	900	1.00% / 1.37%	06/20/17	3	–	(8)	–	(11)
Kazakhstan (Republic of)	BCLY	USD	435	1.00% / 2.99%	06/20/19	–	(15)	(35)	–	(20)
Kazakhstan (Republic of)	DEUT	USD	90	1.00% / 2.99%	06/20/19	–	(3)	(7)	–	(4)
Kazakhstan (Republic of)	MSC	USD	140	1.00% / 2.99%	06/20/19	–	(5)	(11)	–	(6)
Peru (Republic of)	BCLY	USD	860	1.00% / 1.14%	03/20/19	–	(10)	(5)	5	–
Peru (Republic of)	BOA	USD	420	1.00% / 1.14%	03/20/19	–	(5)	(3)	2	–
Transocean, Inc.	MSC	USD	675	1.00% / 7.88%	03/20/20	–	(130)	(178)	–	(48)
Turkey (Republic of)	BNP	USD	760	1.00% / 1.78%	09/20/19	–	(26)	(26)	–	–

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Sell protection: - (continued)
Turkey (Republic of)	BNP	USD	660	1.00% / 1.78%	09/20/19	$–	$(23)	$(23)	$–	$–
Turkey (Republic of)	DEUT	USD	1,655	1.00% / 1.85%	12/20/19	–	(72)	(65)	7	–
Turkey (Republic of)	GSC	USD	145	1.00% / 1.78%	09/20/19	–	(5)	(5)	–	–
Total						$3	$(674)	$(689)	$94	$(112)
Total single-name issues						$445	$(761)	$678	$1,111	$(117)
Total OTC contracts						$445	$(761)	$678	$1,111	$(117)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.22	CME	USD	2,807	5.00%	06/20/19	$183	$174	$–	$(9)	$–	$(5)
CDX.NA.HY.23	CME	USD	1,000	5.00%	12/20/19	62	56	–	(6)	–	(2)
Total						$245	$230	$–	$(15)	$–	$(7)
Total centrally cleared contracts						$245	$230	$–	$(15)	$–	$(7)

(a)	The FCM to the contracts is GSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2015

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	0.43% Fixed	6M EURIBOR	EUR	200	09/17/17	$–	$(2)	$–	$(2)	$–	$–

(a)	The FCM to the contracts is GSC.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	03/18/2015	BOA	$1,630	$1,572	$58	$–
AUD	Sell	03/18/2015	CBA	1,631	1,572	59	–
BRL	Buy	03/03/2015	MSC	3,835	3,643	–	(192)
BRL	Sell	03/03/2015	MSC	7,729	7,477	252	–
BRL	Sell	03/03/2015	UBS	605	586	19	–
CAD	Buy	02/02/2015	CBK	168	166	–	(2)
CAD	Buy	02/04/2015	RBC	311	311	–	–
CHF	Buy	02/02/2015	BNP	177	178	1	–
CHF	Buy	02/03/2015	JPM	4,679	4,683	4	–
COP	Sell	03/18/2015	BNP	390	370	20	–
COP	Sell	03/18/2015	BOA	425	421	4	–
COP	Sell	03/18/2015	SCB	611	605	6	–
COP	Sell	03/18/2015	UBS	401	376	25	–
EUR	Buy	02/02/2015	MSC	89	89	–	–
EUR	Buy	03/18/2015	MSC	242	232	–	(10)
EUR	Buy	03/18/2015	SCB	350	335	–	(15)
EUR	Buy	02/27/2015	UBS	362	362	–	–
EUR	Sell	02/27/2015	BOA	9,998	9,552	446	–
EUR	Sell	03/18/2015	CBK	164	164	–	–
EUR	Sell	03/18/2015	NAB	8,121	7,410	711	–
GBP	Sell	02/02/2015	BMO	3,668	3,673	–	(5)
GBP	Sell	02/03/2015	BNP	580	581	–	(1)
GBP	Sell	02/02/2015	MSC	830	830	–	–
IDR	Buy	03/18/2015	BNP	1,430	1,409	–	(21)
IDR	Sell	03/18/2015	JPM	1,397	1,409	–	(12)
MXN	Buy	03/18/2015	CSFB	540	539	–	(1)
MXN	Buy	03/18/2015	MSC	2,500	2,409	–	(91)
PEN	Sell	03/18/2015	BNP	1,694	1,658	36	–
ZAR	Sell	03/18/2015	UBS	2,762	2,763	–	(1)
Total						$1,641	$(351)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
MXN	Mexican New Peso
PEN	Peruvian New Sol
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Municipal Bond Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	0.2%
Aa/ AA	1.8
A	10.5
Baa/ BBB	28.5
Ba/ BB	3.8
B	3.2
Caa/ CCC or Lower	2.5
Not Rated	0.5
Non-Debt Securities and Other Short-Term Instruments	48.2
Other Assets and Liabilities	0.8
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$95,908	$–	$68,886	$27,022
Common Stocks ‡	2,644,871	2,456,652	188,219	–
Corporate Bonds	2,591,628	–	2,591,248	380
Foreign Government Obligations	301,501	–	301,501	–
Municipal Bonds	20,568	–	20,568	–
Preferred Stocks	3,252	3,252	–	–
Senior Floating Rate Interests	11,220	–	11,220	–
U.S. Government Securities	5,732	383	5,349	–
Short-Term Investments	214,824	–	214,824	–
Total	$5,889,504	$2,460,287	$3,401,815	$27,402
Foreign Currency Contracts *	$1,641	$–	$1,641	$–
Futures *	34,727	34,727	–	–
Swaps - Credit Default *	1,111	–	1,111	–
Total	$37,479	$34,727	$2,752	$–
Liabilities:
Foreign Currency Contracts *	$351	$–	$351	$–
Futures *	39,664	39,664	–	–
Swaps - Credit Default *	132	–	132	–
Swaps - Interest Rate *	2	–	2	–
Total	$40,149	$39,664	$485	$–

♦	For the three-month period ended January 31, 2015, investments valued at $2,622 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$26,996	$207	$(233	)*	$162	$2,983	$(3,093)	$—	$—	$27,022
Corporate Bonds	10	—	9	†	—	361	—	—	—	380
Total	$27,006	$207	$(224)		$162	$3,344	$(3,093)	$—	$—	$27,402

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(62).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $9.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

26

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0%
	Automobiles and Components - 1.6%
122	Delphi Automotive plc	$8,377
762	Fiat Chrysler Automobiles N.V. ●	10,056
4,914	Goodyear (The) Tire & Rubber Co.	119,127
413	Harley-Davidson, Inc.	25,492
246	Honda Motor Co., Ltd.	7,420
		170,472
	Banks - 2.1%
776	Axis Bank Ltd. ●	7,354
38,578	Bank of Ireland ●	11,611
169	First Republic Bank	8,622
3,204	ICICI Bank Ltd. ●	18,612
118	M&T Bank Corp.	13,302
44,404	Mizuho Financial Group, Inc.	72,606
821	PNC Financial Services Group, Inc.	69,439
73	South State Corp.	4,341
562	Wells Fargo & Co.	29,200
		235,087
	Capital Goods - 6.8%
96	3M Co.	15,500
72	Acuity Brands, Inc.	10,827
1,970	AECOM ●	50,076
104	Arcam AB ●	2,242
225	Assa Abloy Ab	12,284
420	Belden, Inc.	34,825
130	Danaher Corp.	10,686
321	DigitalGlobe, Inc. ●	8,643
453	Eaton Corp. plc	28,581
240	Fastenal Co.	10,664
150	Generac Holdings, Inc. ●	6,543
471	HD Supply Holdings, Inc. ●	13,575
142	Lockheed Martin Corp.	26,774
871	Nidec Corp.	59,283
180	Northrop Grumman Corp.	28,325
302	Owens Corning, Inc.	12,090
192	Polypore International, Inc. ●	8,577
1,376	Raytheon Co.	137,667
295	Rexel S.A.	5,521
1,223	Safran S.A.	81,460
40	Sulzer AG	4,250
80	Teledyne Technologies, Inc. ●	7,581
16	Textron, Inc.	689
357	TransDigm Group, Inc.	73,339
497	United Technologies Corp.	57,032
851	Vallourec S.A.	18,463
270	WESCO International, Inc. ●	18,040
		743,537
	Commercial and Professional Services - 0.8%
175	Clean Harbors, Inc. ●	8,272
335	Equifax, Inc.	28,292
424	Herman Miller, Inc.	12,304
63	IHS, Inc. ●	7,302
689	Knoll, Inc.	14,115
133	Manpowergroup, Inc.	9,708
122	Robert Half International, Inc.	7,109
		87,102
	Consumer Durables and Apparel - 2.7%
305	Asics Corp.	7,494
49	Compagnie Financiere Richemont S.A.	4,105
728	D.R. Horton, Inc.	17,851
791	Electrolux AB Series B	24,334
111	Fossil Group, Inc. ●	10,887
146	GoPro, Inc. ●	7,287
41	Harman International Industries, Inc.	5,307
316	Kate Spade & Co. ●	9,960
76	Lennar Corp.	3,430
264	Luxottica Group S.p.A.	15,696
43	Michael Kors Holdings Ltd. ●	3,041
3,498	Pulte Group, Inc.	72,020
67	PVH Corp.	7,377
1,308	Samsonite International S.A.	3,970
3,769	Sony Corp.	88,642
327	Vera Bradley, Inc. ●	6,242
58	Whirlpool Corp.	11,474
		299,117
	Consumer Services - 2.7%
619	American Public Education, Inc. ●	20,780
453	Grand Canyon Education, Inc. ●	19,846
582	Hilton Worldwide Holdings, Inc. ●	15,121
430	Las Vegas Sands Corp.	23,392
457	McDonald’s Corp.	42,258
185	Melco PBL Entertainment Ltd. ADR	4,435
1,612	Norwegian Cruise Line Holdings Ltd. ●	70,528
55	Outerwall, Inc. ●	3,410
914	Sands China Ltd.	4,448
1,153	Wyndham Worldwide Corp.	96,646
		300,864
	Diversified Financials - 5.2%
90	Ameriprise Financial, Inc.	11,216
328	Banca Generali S.p.A.	9,170
188	BlackRock, Inc.	63,955
2,042	Blackstone (The) Group L.P.	76,233
2,797	Citigroup, Inc.	131,341
554	Hong Kong Exchanges & Clearing Ltd.	12,753
3,024	JP Morgan Chase & Co.	164,472
396	Julius Baer Group Ltd.	16,098
275	Legg Mason, Inc.	15,260
167	Northern Trust Corp.	10,934
556	Platform Specialty Products Corp. ●	11,679
295	PRA Group, Inc. ●	14,613
194	Raymond James Financial, Inc.	10,187
198	Santander Consumer USA Holdings, Inc.	3,540
476	Waddell & Reed Financial, Inc. Class A	21,270
		572,721
	Energy - 4.9%
377	Atwood Oceanics, Inc.	10,765
43	Baker Hughes, Inc.	2,503
2,662	BG Group plc	35,508
678	Cabot Oil & Gas Corp.	17,978
1,609	Cameco Corp.	22,566
434	Canadian Natural Resources Ltd. ADR	12,563
403	Chesapeake Energy Corp.	7,722
196	Chevron Corp.	20,064
999	Cobalt International Energy, Inc. ●	9,108
134	Continental Resources, Inc. ●	6,091
98	Diamondback Energy, Inc. ●	6,731
140	Energen Corp.	8,860

1

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0% - (continued)
	Energy - 4.9% - (continued)
114	EQT Corp.	$8,458
246	Exxon Mobil Corp.	21,535
2,750	Halliburton Co.	109,974
267	HollyFrontier Corp.	9,601
882	Imperial Oil Ltd.	32,713
946	Karoon Gas Australia Ltd. ●	1,539
2,257	McDermott International, Inc. ●	5,079
165	National Oilwell Varco, Inc.	8,993
185	Occidental Petroleum Corp.	14,803
629	Patterson-UTI Energy, Inc.	10,786
1,243	Petroleo Brasileiro S.A. ADR	7,469
584	Pioneer Natural Resources Co.	87,846
212	QEP Resources, Inc.	4,287
276	Rice Energy, Inc. ●	4,719
757	Southwestern Energy Co. ●	18,772
637	Suncor Energy, Inc.	18,982
35	Superior Energy Services, Inc.	708
2,836	Trican Well Service Ltd.	10,936
171	Whiting Petroleum Corp. ●	5,144
		542,803
	Food and Staples Retailing - 1.2%
995	CVS Health Corp.	97,626
368	Seven & I Holdings Co., Ltd.	13,463
254	Wal-Mart Stores, Inc.	21,564
		132,653
	Food, Beverage and Tobacco - 3.7%
257	Anheuser-Busch InBev N.V.	31,285
237	Anheuser-Busch InBev N.V. ADR	28,932
1,723	Coca-Cola Co.	70,953
106	Diageo plc ADR	12,546
2,029	Freshpet, Inc. ●	31,030
1,534	Greencore Group plc	7,113
471	Imperial Tobacco Group plc	22,113
365	Kraft Foods Group, Inc.	23,869
2,878	Mondelez International, Inc.	101,405
424	Monster Beverage Corp. ●	49,573
118	Philip Morris International, Inc.	9,491
221	Post Holdings, Inc. ●	10,459
1,409	Treasury Wine Estates Ltd.	5,357
55	TreeHouse Foods, Inc. ●	4,967
		409,093
	Health Care Equipment and Services - 3.3%
251	Aetna, Inc.	23,002
85	Anthem, Inc.	11,455
673	Becton, Dickinson & Co.	92,944
393	Cardinal Health, Inc.	32,678
534	CareView Communications, Inc. ●†	240
220	Envision Healthcare Holdings ●	7,548
678	Express Scripts Holding Co. ●	54,713
750	HCA Holdings, Inc. ●	53,083
474	IMS Health Holdings, Inc. ●	11,674
379	Medtronic plc	27,088
350	UnitedHealth Group, Inc.	37,154
134	Universal Health Services, Inc. Class B	13,724
		365,303
	Household and Personal Products - 0.7%
160	Procter & Gamble Co.	13,503
2,400	Svenska Cellulosa AB Class B	57,850
		71,353
	Insurance - 4.6%
470	ACE Ltd.	50,736
2,823	AIA Group Ltd.	16,385
3,368	American International Group, Inc.	164,572
573	Assicurazioni Generali S.p.A.	12,084
451	Assured Guaranty Ltd.	11,014
24	Fairfax Financial Holdings Ltd.	12,516
329	Lincoln National Corp.	16,461
21	Markel Corp. ●	14,635
1,036	Marsh & McLennan Cos., Inc.	55,696
991	MetLife, Inc.	46,095
341	Principal Financial Group, Inc.	15,992
957	Prudential Financial, Inc.	72,640
362	Tokio Marine Holdings, Inc.	12,645
		501,471
	Materials - 4.5%
149	Air Liquide	18,830
68	Allegheny Technologies, Inc.	1,937
2,110	Barrick Gold Corp.	26,969
7	Berry Plastics Group, Inc. ●	241
121	Cabot Corp.	5,119
246	Celanese Corp.	13,217
390	Constellium N.V. ●	7,177
354	Continental Gold Ltd. ●	591
272	Dow Chemical Co.	12,294
1	Givaudan	2,177
1,326	Gold Resource Corp.	4,641
1,371	Holcim Ltd.	95,844
265	Huntsman Corp.	5,808
12,896	Ivanhoe Mines Ltd. ●	7,713
1,193	JSR Corp.	21,031
81	Lafarge S.A.	5,570
509	Louisiana-Pacific Corp. ●	8,334
120	Martin Marietta Materials, Inc.	12,945
232	Methanex Corp. ADR	10,226
464	Norbord, Inc.	10,325
1,246	Packaging Corp. of America	94,521
335	Praxair, Inc.	40,368
267	Reliance Steel & Aluminum	13,967
160	Rio Tinto plc ADR	7,081
579	Wacker Chemie AG	62,022
		488,948
	Media - 1.1%
248	CBS Corp. Class B	13,592
736	DHX Media Ltd.	4,955
152	DISH Network Corp. ●	10,722
25	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
438	McGraw Hill Financial, Inc.	39,145
1,070	Pandora Media, Inc. ●	17,756
334	Quebecor, Inc.	8,366
5	Time Warner Cable, Inc.	736
108	Tribune Media Co. - Class A ●	6,385
592	Twenty-First Century Fox, Inc.	19,642
		121,299
	Pharmaceuticals, Biotechnology and Life Sciences - 14.5%
918	Actavis plc ●	244,766

2

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 14.5% - (continued)
30	Agios Pharmaceuticals, Inc. ●	$3,462
189	Alkermes plc ●	13,619
250	Almirall S.A. ●	4,360
72	Alnylam Pharmaceuticals, Inc. ●	6,720
76	Amgen, Inc.	11,646
795	Arena Pharmaceuticals, Inc. ●	3,425
2,790	AstraZeneca plc	198,601
217	AstraZeneca plc ADR	15,424
379	Biogen Idec, Inc. ●	147,406
100	Biomarin Pharmaceutical, Inc. ●	9,696
7,008	Bristol-Myers Squibb Co.	422,346
193	Celgene Corp. ●	23,004
60	Five Prime Therapeutics, Inc. ●	1,576
172	Gilead Sciences, Inc. ●	18,007
211	Icon plc ADR ●	11,912
40	Illumina, Inc. ●	7,801
321	Incyte Corp. ●	25,591
193	Innate Pharma S.A. ●	1,993
478	Johnson & Johnson	47,858
294	Medivation, Inc. ●	31,953
2,690	Merck & Co., Inc.	162,145
103	Ono Pharmaceutical Co., Ltd.	10,857
757	Pfizer, Inc.	23,659
191	Portola Pharmaceuticals, Inc. ●	5,421
61	PTC Therapeutics, Inc. ●	3,327
19	Receptos, Inc. ●	2,073
102	Regeneron Pharmaceuticals, Inc. ●	42,418
82	Regulus Therapeutics, Inc. ●	1,575
87	Roche Holding AG	23,398
256	Tesaro, Inc. ●	10,282
1,141	TherapeuticsMD, Inc. ●	4,632
352	Vertex Pharmaceuticals, Inc. ●	38,725
173	Zoetis, Inc.	7,398
		1,587,076
	Real Estate - 1.1%
83	AvalonBay Communities, Inc. REIT	14,437
84	Boston Properties, Inc. REIT	11,662
346	CBRE Group, Inc. ●	11,200
351	Columbia Property Trust, Inc.	8,599
462	Deutsche Annington Immobile	16,057
17,338	Macquarie Mexico Real Estate Management S.A. de C. V. REIT	28,535
441	Mitsui Fudosan Co., Ltd.	11,142
36	Paramount Group, Inc. ●	693
137	Plum Creek Timber Co., Inc. REIT	6,104
144	Realogy Holdings Corp. ●	6,704
153	WeWork Companies, Inc. Class A ⌂●†	2,299
194	Weyerhaeuser Co. REIT	6,948
		124,380
	Retailing - 7.2%
699	Advance Automotive Parts, Inc.	111,097
286	Amazon.com, Inc. ●	101,514
301	CarMax, Inc. ●	18,713
756	Coupons.com, Inc. ●	10,822
134	CST Brands, Inc.	5,777
15	Dollar General Corp. ●	974
204	Dollar Tree, Inc. ●	14,475
273	GameStop Corp. Class A	9,630
176	GNC Holdings, Inc.	7,817
3,624	Groupon, Inc. ●	25,947
374	Home Depot, Inc.	39,003
12	Honest (The) Co. ⌂●†	327
91	HSN, Inc.	7,037
853	L Brands, Inc.	72,168
553	Lowe’s Cos., Inc.	37,455
527	Michaels (The) Cos., Inc. ●	13,591
135	Netflix, Inc. ●	59,640
1,131	Office Depot, Inc. ●	8,599
11	Priceline (The) Group, Inc. ●	10,660
2	Restoration Hardware Holdings, Inc. ●	193
601	Signet Jewelers Ltd.	72,795
1,521	TJX Cos., Inc.	100,274
771	Tory Burch LLC ⌂●†	45,575
143	TripAdvisor, Inc. ●	9,550
228	Tuesday Morning Corp. ●	4,038
188	Wayfair, Inc. ●	3,670
		791,341
	Semiconductors and Semiconductor Equipment - 7.4%
6,004	Applied Materials, Inc.	137,131
149,753	GCL-Poly Energy Holdings Ltd. ●	32,517
247	Hynix Semiconductor, Inc.	10,654
5,597	Intel Corp.	184,920
635	Maxim Integrated Products, Inc.	21,004
4,536	Micron Technology, Inc. ●	132,740
1,807	NXP Semiconductors N.V. ●	143,341
35	Qorvo, Inc. ●	2,570
7	Samsung Electronics Co., Ltd.	8,186
173	Spansion, Inc. Class A ●	6,140
1,350	Sumco Corp.	22,653
332	SunEdison Semiconductor Ltd. ●	6,488
1,329	SunEdison, Inc. ●	24,888
3,320	SunPower Corp. ●	80,088
		813,320
	Software and Services - 10.2%
513	Accenture plc	43,142
8,520	Activision Blizzard, Inc.	178,031
559	Adobe Systems, Inc. ●	39,216
478	Akamai Technologies, Inc. ●	27,823
194	Alibaba Group Holding Ltd. ●	17,303
116	Angie’s List, Inc. ●	531
381	AOL, Inc. ●	16,491
296	Automatic Data Processing, Inc.	24,399
313	Baidu, Inc. ADR ●	68,144
464	Cadence Design Systems, Inc. ●	8,350
250	Cognizant Technology Solutions Corp. ●	13,543
269	CoStar Group, Inc. ●	49,701
175	Everyday Health, Inc. ●	2,430
1,704	Facebook, Inc. ●	129,383
243	Genpact Ltd. ●	4,881
27	Google, Inc. Class A ●	14,460
351	Google, Inc. Class C ●	187,572
160	IAC/InterActiveCorp.	9,749
297	iGate Corp. ●	10,524
177	Intuit, Inc.	15,399
47	LendingClub Corp. ⌂●†	810

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.0% - (continued)
	Software and Services - 10.2% - (continued)
3,800	Microsoft Corp.	$153,527
2	New Relic, Inc. ●	53
28	New Relic, Inc. Private Placement ⌂●†	821
2,332	Optimal Payments plc ●	12,069
164	Rovi Corp. ●	3,789
168	Salesforce.com, Inc. ●	9,481
465	Symantec Corp.	11,509
133	Teradata Corp. ●	5,941
95	Twitter, Inc. ●	3,583
208	Verint Systems, Inc. ●	11,087
237	VeriSign, Inc. ●	12,890
14	Visa, Inc.	3,605
1,001	Web.com Group, Inc. ●	15,120
35	Yahoo!, Inc. ●	1,544
234	Yelp, Inc. ●	12,267
307	Zuora, Inc. ⌂●†	1,049
		1,120,217
	Technology Hardware and Equipment - 5.5%
818	Alcatel - Lucent ADR ●	2,821
274	Amphenol Corp. Class A	14,729
2,089	Apple, Inc.	244,740
265	Arris Group, Inc. ●	6,939
2,034	Aruba Networks, Inc. ●	33,727
1,630	Brocade Communications Systems, Inc.	18,127
659	CDW Corp. of Delaware	22,571
3,783	Cisco Systems, Inc.	99,737
405	EMC Corp.	10,509
87	F5 Networks, Inc. ●	9,742
1,564	Hewlett-Packard Co.	56,497
71	Loral Space & Communications, Inc. ●	5,080
101	Motorola Solutions, Inc.	6,301
7,573	NEC Corp.	21,391
1,140	ParkerVision, Inc. ●	1,163
174	Qualcomm, Inc.	10,899
55	Stratasys Ltd. ●	4,368
226	TE Connectivity Ltd.	14,992
397	Trimble Navigation Ltd. ●	9,453
89	Western Digital Corp.	8,637
		602,423
	Telecommunication Services - 0.6%
1,357	Gogo, Inc. ●	19,724
689	NTT DoCoMo, Inc.	11,626
427	Orange S.A.	7,512
170	SoftBank Corp.	9,980
407	Verizon Communications, Inc.	18,611
		67,453
	Transportation - 3.5%
42,097	AirAsia Berhad	32,490
190	Canadian National Railway Co.	12,566
1,330	CSX Corp.	44,299
437	FedEx Corp.	73,840
3,741	Hertz Global Holdings, Inc. ●	76,766
44	Landstar System, Inc.	2,820
126	Norfolk Southern Corp.	12,864
2,187	Swift Transportation Co. ●	53,766
111	United Continental Holdings, Inc. ●	7,678
621	United Parcel Service, Inc. Class B	61,411
387	UTI Worldwide, Inc. ●	4,597
		383,097
	Utilities - 1.1%
27,187	China Longyuan Power Group Corp.	29,179
391	Duke Energy Corp.	34,090
2,442	ENN Energy Holdings Ltd.	14,435
188	PG&E Corp.	11,050
1,562	Snam S.p.A.	7,641
509	Xcel Energy, Inc.	19,089
		115,484
	Total Common Stocks
	( Cost $10,221,397)	$10,646,614

Preferred Stocks - 1.1%
	Capital Goods - 0.0%
266	Lithium Technology Corp. ⌂●†	$1,409

	Consumer Durables and Apparel - 0.0%
26	Cloudera, Inc. ⌂●†	768
83	One Kings Lane, Inc. ⌂●†	1,231
		1,999
	Consumer Services - 0.0%
244	Draftkings, Inc. ⌂●†	396

	Pharmaceuticals, Biotechnology and Life Sciences - 0.1%
96	Moderna Therapeutics, Inc. Series E ⌂●†	5,311

	Real Estate - 0.2%
246	Redfin Corp. ⌂●†	730
762	WeWork Companies, Inc., Class D-1 ⌂●†	11,426
599	WeWork Companies, Inc., Class D-2 ⌂●†	8,978
		21,134
	Retailing - 0.0%
45	Forward Ventures LLC ⌂●†	1,143
28	Honest (The) Co. Series C ⌂●†β	763
		1,906
	Software and Services - 0.6%
371	Apigee Corp. ⌂●†	1,194
18	Dropbox, Inc. ⌂●†	316
567	Essence Holding Group ⌂●†	946
78	Lookout, Inc. ⌂●†	978
118	Nutanix, Inc. ⌂●†	1,850
2,001	Uber Technologies, Inc. ⌂●†	59,996
58	Veracode, Inc. ⌂●†	1,262
		66,542
	Technology Hardware and Equipment - 0.2%
1,220	Pure Storage, Inc. ⌂●†	17,953

	Telecommunication Services - 0.0%
40	DocuSign, Inc. ⌂●†	630
		630
	Total Preferred Stocks
	(Cost $91,549)	$117,280

	Total Long-Term Investments
	(Cost $10,312,946)	$10,763,894

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.7%
Other Direct Federal Obligations - 0.3%
	FHLB
$25,000	0.08%, 5/1/2015 ○		$24,996
17,045	0.13%, 2/20/2015 ○		17,044
			42,040
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $144, collateralized by U.S. Treasury Note 0.88%, 2017, value of $147)
$144	0.04%, 1/31/15		$144
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $6,244,
collateralized by FHLMC 3.50% - 4.00%, 2032 -
2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $6,369)
6,244	0.06%, 1/31/15		6,244
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$45,300, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $46,206)
45,300	0.05%, 1/31/15		45,300
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$10,547, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
	0.75% - 2.50%, 2017 - 2024, value of $10,758)
10,547	0.06%, 1/31/15		10,547
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $30,175, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $30,779)
30,175	0.04%, 1/31/15		30,175
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $19,618, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $20,010)
19,618	0.05%, 1/31/15		19,618
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,719, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $1,754)
1,719	0.05%, 1/31/15		1,719
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $7,214, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$7,359)
7,214	0.06%, 1/31/15		7,214
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $443, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $452)
443	0.06%, 1/31/15		443
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $26,927, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $27,466)
26,927	0.07%, 1/31/15		26,927
			148,331
	Total Short-Term Investments
	(Cost $190,370)		$190,371

	Total Investments
	(Cost $10,503,316) ▲	99.8%	$10,954,265
	Other Assets and Liabilities	0.2%	19,844
	Total Net Assets	100.0%	$10,974,109

5

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $10,521,122 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,059,806
Unrealized Depreciation	(626,663)
Net Unrealized Appreciation	$433,143

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $168,401, which represents 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.
β	Convertible security.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933, as amended. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	371	Apigee Corp. Preferred	$1,079
02/2014	26	Cloudera, Inc. Preferred	377
02/2014	40	DocuSign, Inc. Preferred	521
12/2014	244	Draftkings, Inc. Preferred	440
01/2014	18	Dropbox, Inc. Preferred	351
05/2014	567	Essence Holding Group Preferred	896
11/2014	45	Forward Ventures LLC Preferred	1,397
10/2005	25	Harvey Weinstein Co. Holdings Class A-1 - Reg D	23,636
08/2014	12	Honest (The) Co.	325
08/2014	28	Honest (The) Co. Series C Preferred	758
04/2014	47	LendingClub Corp.	473
08/2014	266	Lithium Technology Corp. Preferred	1,299
07/2014	78	Lookout, Inc. Preferred	888
12/2014	96	Moderna Therapeutics, Inc. Series E Preferred	5,901
04/2014	28	New Relic, Inc. Private Placement	809
08/2014	118	Nutanix, Inc. Preferred	1,582
01/2014	83	One Kings Lane, Inc. Preferred	1,285
04/2014	1,220	Pure Storage, Inc. Preferred	19,180
12/2014	246	Redfin Corp. Preferred	811
11/2013	771	Tory Burch LLC	60,400
06/2014	2,001	Uber Technologies, Inc. Preferred	31,039
08/2014	58	Veracode, Inc. Preferred	1,075
12/2014	153	WeWork Companies, Inc. Class A	2,555
12/2014	762	WeWork Companies, Inc., Class D-1 Preferred	12,696
12/2014	599	WeWork Companies, Inc., Class D-2 Preferred	9,976
01/2015	307	Zuora, Inc.	1,166

At January 31, 2015, the aggregate value of these securities was $168,161, which represents 1.5% of total net assets.

6

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	02/02/2015	CBK	$403	$397	$–	$(6)
CAD	Buy	02/03/2015	MSC	38	38	–	–
CAD	Sell	02/03/2015	MSC	198	197	1	–
CAD	Sell	02/04/2015	RBC	351	351	–	–
CHF	Buy	02/03/2015	JPM	11	11	–	–
EUR	Buy	02/03/2015	BCLY	15	15	–	–
EUR	Buy	03/18/2015	BOA	23,655	22,800	–	(855)
EUR	Sell	02/03/2015	BCLY	860	861	–	(1)
EUR	Sell	03/18/2015	BCLY	8,862	8,903	–	(41)
EUR	Sell	03/18/2015	CBK	153,059	138,636	14,423	–
EUR	Sell	02/02/2015	MSC	1,008	1,007	1	–
EUR	Sell	03/18/2015	NAB	42,467	38,751	3,716	–
HKD	Buy	02/03/2015	JPM	1,050	1,050	–	–
JPY	Buy	02/04/2015	WEST	1,762	1,764	2	–
JPY	Sell	03/18/2015	BCLY	195,848	196,623	–	(775)
JPY	Sell	03/18/2015	GSC	9,335	9,512	–	(177)
SEK	Sell	02/02/2015	GSC	3,819	3,820	–	(1)
Total						$18,143	$(1,856)

╪	For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
WEST	Westpac International

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.3%
Consumer Staples	5.6
Energy	4.9
Financials	13.2
Health Care	17.9
Industrials	11.1
Information Technology	23.9
Materials	4.5
Services	0.6
Utilities	1.1
Total	98.1%
Short-Term Investments	1.7
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

7

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$170,472	$152,996	$17,476	$–
Banks	235,087	124,904	110,183	–
Capital Goods	743,537	560,034	183,503	–
Commercial and Professional Services	87,102	87,102	–	–
Consumer Durables and Apparel	299,117	154,876	144,241	–
Consumer Services	300,864	296,416	4,448	–
Diversified Financials	572,721	534,700	38,021	–
Energy	542,803	505,756	37,047	–
Food and Staples Retailing	132,653	119,190	13,463	–
Food, Beverage and Tobacco	409,093	343,225	65,868	–
Health Care Equipment and Services	365,303	365,303	–	–
Household and Personal Products	71,353	13,503	57,850	–
Insurance	501,471	460,357	41,114	–
Materials	488,948	283,474	205,474	–
Media	121,299	121,299	–	–
Pharmaceuticals, Biotechnology and Life Sciences	1,587,076	1,347,867	239,209	–
Real Estate	124,380	94,882	27,199	2,299
Retailing	791,341	745,439	–	45,902
Semiconductors and Semiconductor Equipment	813,320	739,310	74,010	–
Software and Services	1,120,217	1,105,468	12,069	2,680
Technology Hardware and Equipment	602,423	581,032	21,391	–
Telecommunication Services	67,453	38,335	29,118	–
Transportation	383,097	383,097	–	–
Utilities	115,484	64,229	51,255	–
Total	10,646,614	9,222,794	1,372,939	50,881
Preferred Stocks	117,280	–	–	117,280
Short-Term Investments	190,371	–	190,371	–
Total	$10,954,265	$9,222,794	$1,563,310	$168,161
Foreign Currency Contracts*	$18,143	$–	$18,143	$–
Total	$18,143	$–	$18,143	$–
Liabilities:
Foreign Currency Contracts*	$1,856	$–	$1,856	$–
Total	$1,856	$–	$1,856	$–

♦	For the three-month period ended January 31, 2015, investments valued at $32,000 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

8

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$56,636	$—	$(4,793	)†	$—	$3,721	$—	$1,154	$(5,837)	$50,881
Preferred Stocks	57,996	1,010	30,694	‡	—	31,221	(2,487)	—	(1,154)	117,280
Total	$114,632	$1,010	$25,901		$—	$34,942	$(2,487)	$1,154	$(6,991)	$168,161

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(4,793).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $30,546.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

9

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 99.9%
Domestic Equity Funds - 66.1%
15,421	The Hartford Capital Appreciation Fund		$625,956
25,301	The Hartford Dividend and Growth Fund		623,660
			1,249,616
	Total Domestic Equity Funds
	(Cost $1,078,609)		$1,249,616

Taxable Fixed Income Funds - 33.8%
58,929	The Hartford Total Return Bond Fund		$638,790

	Total Taxable Fixed Income Funds
	(Cost $636,123)		$638,790

	Total Investments in Affiliated Investment Companies
	(Cost $1,714,732)		$1,888,406

	Total Long-Term Investments
	(Cost $1,714,732)		$1,888,406

	Total Investments
	(Cost $1,714,732) ▲	99.9%	$1,888,406
	Other Assets and Liabilities	0.1%	2,060
	Total Net Assets	100.0%	$1,890,466

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $1,780,065 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$108,341
Unrealized Depreciation	—
Net Unrealized Appreciation	$108,341

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Composition by Investments

as of January 31, 2015

Fund Name	Percentage of Net Assets
The Hartford Capital Appreciation Fund	33.1%
The Hartford Dividend and Growth Fund	33.0
The Hartford Total Return Bond Fund	33.8
Other Assets and Liabilities	0.1
Total	100.0%

1

The Hartford Checks and Balances Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$1,888,406	$1,888,406	$–	$–
Total	$1,888,406	$1,888,406	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

2

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 100.0%
Alternative Strategy Funds - 22.3%
1,318	Hartford Real Total Return Fund		$12,702
678	The Hartford Alternative Strategies Fund		6,528
2,643	The Hartford Global Real Asset Fund		23,654
			42,884
	Total Alternative Strategy Funds
	(Cost $47,508)		$42,884

Domestic Equity Funds - 8.6%
125	The Hartford Capital Appreciation Fund		$5,087
329	The Hartford Dividend and Growth Fund		8,110
109	The Hartford MidCap Value Fund		1,706
71	The Hartford Small Company Fund		1,695
			16,598
	Total Domestic Equity Funds
	(Cost $15,908)		$16,598

International/Global Equity Funds - 10.1%
539	The Hartford Emerging Markets Research Fund		$4,197
229	The Hartford International Growth Fund		2,941
382	The Hartford International Opportunities Fund		5,839
263	The Hartford International Small Company Fund		3,574
205	The Hartford International Value Fund		2,909
			19,460
	Total International/Global Equity Funds
	(Cost $21,102)		$19,460

Taxable Fixed Income Funds - 59.0%
3,969	The Hartford Inflation Plus Fund		$43,856
440	The Hartford Strategic Income Fund		3,926
2,500	The Hartford Total Return Bond Fund		27,098
3,686	The Hartford World Bond Fund		38,782
			113,662
	Total Taxable Fixed Income Funds
	(Cost $117,722)		$113,662

	Total Investments in Affiliated Investment Companies
	(Cost $202,240)		$192,604

	Total Long-Term Investments
	(Cost $202,240)		$192,604

	Total Investments
	(Cost $202,240) ▲	100.0%	$192,604
	Other Assets and Liabilities	—%	(53)
	Total Net Assets	100.0%	$192,551

1

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $202,897 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$695
Unrealized Depreciation	(10,988)
Net Unrealized Depreciation	$(10,293)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Composition by Investments
as of January 31, 2015

Fund Name	Percentage of Net Assets
Hartford Real Total Return Fund	6.6%
The Hartford Alternative Strategies Fund	3.4
The Hartford Capital Appreciation Fund	2.6
The Hartford Dividend and Growth Fund	4.2
The Hartford Emerging Markets Research Fund	2.2
The Hartford Global Real Asset Fund	12.3
The Hartford Inflation Plus Fund	22.8
The Hartford International Growth Fund	1.5
The Hartford International Opportunities Fund	3.0
The Hartford International Small Company Fund	1.9
The Hartford International Value Fund	1.5
The Hartford MidCap Value Fund	0.9
The Hartford Small Company Fund	0.9
The Hartford Strategic Income Fund	2.0
The Hartford Total Return Bond Fund	14.1
The Hartford World Bond Fund	20.1
Other Assets and Liabilities	0.0
Total	100.0%

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$192,604	$192,604	$–	$–
Total	$192,604	$192,604	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

2

The Hartford Disciplined Equity Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 93.3%
	Banks - 3.2%
137	EverBank Financial Corp.	$2,394
38	PNC Financial Services Group, Inc.	3,219
		5,613
	Capital Goods - 3.1%
29	AMETEK, Inc.	1,383
2	Dover Corp.	137
20	Honeywell International, Inc.	1,986
21	Illinois Tool Works, Inc.	1,965
		5,471
	Commercial and Professional Services - 3.2%
28	Equifax, Inc.	2,405
31	Nielsen N.V.	1,366
29	Verisk Analytics, Inc. ●	1,892
		5,663
	Consumer Durables and Apparel - 2.7%
21	PVH Corp.	2,290
15	Ralph Lauren Corp.	2,448
		4,738
	Consumer Services - 0.9%
21	Starwood Hotels & Resorts, Inc.	1,516

	Diversified Financials - 2.5%
81	JP Morgan Chase & Co.	4,404

	Energy - 4.5%
22	Anadarko Petroleum Corp.	1,816
31	Chevron Corp.	3,179
18	EOG Resources, Inc.	1,579
36	Halliburton Co.	1,438
		8,012
	Food and Staples Retailing - 4.6%
26	Costco Wholesale Corp.	3,649
46	CVS Health Corp.	4,537
		8,186
	Food, Beverage and Tobacco - 4.5%
54	Altria Group, Inc.	2,852
85	Mondelez International, Inc.	3,011
18	Monster Beverage Corp. ●	2,116
		7,979
	Health Care Equipment and Services - 10.4%
23	Aetna, Inc.	2,121
27	Cerner Corp. ●	1,824
45	Envision Healthcare Holdings ●	1,538
18	McKesson Corp.	3,772
37	Omnicare, Inc.	2,739
21	Team Health Holdings ●	1,075
32	UnitedHealth Group, Inc.	3,392
17	Zimmer Holdings, Inc.	1,867
		18,328
	Household and Personal Products - 2.3%
80	Coty, Inc.	1,528
35	Estee Lauder Co., Inc.	2,451
		3,979
	Insurance - 3.4%
30	ACE Ltd.	3,203
50	American International Group, Inc.	2,429
4	Aon plc	383
		6,015
	Materials - 3.0%
12	Airgas, Inc.	1,399
36	Crown Holdings, Inc. ●	1,576
9	Sherwin-Williams Co.	2,362
		5,337
	Media - 1.6%
54	Comcast Corp. Special Class A	2,852

	Pharmaceuticals, Biotechnology and Life Sciences - 8.5%
12	Actavis plc ●	3,149
56	Bristol-Myers Squibb Co.	3,359
47	Eli Lilly & Co.	3,374
15	Gilead Sciences, Inc. ●	1,615
59	Merck & Co., Inc.	3,554
		15,051
	Retailing - 8.9%
6	AutoZone, Inc. ●	3,749
47	Dollar Tree, Inc. ●	3,311
48	Lowe's Cos., Inc.	3,281
28	Ross Stores, Inc.	2,587
41	TJX Cos., Inc.	2,674
		15,602
	Semiconductors and Semiconductor Equipment - 1.1%
56	Intel Corp.	1,861

	Software and Services - 14.2%
26	Accenture plc	2,201
70	Activision Blizzard, Inc.	1,464
37	Automatic Data Processing, Inc.	3,048
16	Fiserv, Inc. ●	1,195
73	Genpact Ltd. ●	1,474
4	Google, Inc. Class A ●	2,263
4	Google, Inc. Class C ●	2,082
30	Intuit, Inc.	2,618
29	Jack Henry & Associates, Inc.	1,797
22	MasterCard, Inc.	1,783
87	Microsoft Corp.	3,515
30	Solera Holdings, Inc.	1,537
		24,977
	Technology Hardware and Equipment - 5.1%
40	Apple, Inc.	4,727
78	Cisco Systems, Inc.	2,063
36	Qualcomm, Inc.	2,259
		9,049
	Transportation - 0.9%
9	FedEx Corp.	1,503

	Utilities - 4.7%
49	American Electric Power Co., Inc.	3,057
29	NextEra Energy, Inc.	3,179
29	Pinnacle West Capital Corp.	2,019
		8,255
	Total Common Stocks
	( Cost $134,160)	$164,391

	Total Long-Term Investments
	(Cost $134,160)	$164,391

1

The Hartford Disciplined Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 6.3%
Repurchase Agreements - 6.3%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $11, collateralized by U.S. Treasury Note 0.88%, 2017, value of $11)
$11	0.04%, 1/31/15		$11
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $466, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $475)
466	0.06%, 1/31/15		466
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$3,377, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $3,444)
3,377	0.05%, 1/31/15		3,377
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $786,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $802)
786	0.06%, 1/31/15		786
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,249, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $2,294)
2,249	0.04%, 1/31/15		2,249
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,462, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $1,492)
1,462	0.05%, 1/31/15		1,462
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $128, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $131)
128	0.05%, 1/31/15		128
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $538, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $549)
538	0.06%, 1/31/15		538
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $33, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $34)
33	0.06%, 1/31/15		33
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,007, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,047)
2,007	0.07%, 1/31/15		2,007
			11,057
	Total Short-Term Investments
	(Cost $11,057)		$11,057

	Total Investments
	(Cost $145,217) ▲	99.6%	$175,448
	Other Assets and Liabilities	0.4%	705
	Total Net Assets	100.0%	$176,153

2

The Hartford Disciplined Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $145,328 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$32,067
Unrealized Depreciation	(1,947)
Net Unrealized Appreciation	$30,120

●	Non-income producing.

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged	Received
Futures contracts	$354	$–
Total	$354	$–

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
S&P 500 (E-Mini) Future	77	03/20/2015	$7,809	$7,655	$–	$(154)	$–	$(116)

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Disciplined Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.1%
Consumer Staples	11.4
Energy	4.5
Financials	9.1
Health Care	18.9
Industrials	7.2
Information Technology	20.4
Materials	3.0
Utilities	4.7
Total	93.3%
Short-Term Investments	6.3
Other Assets and Liabilities	0.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$164,391	$164,391	$–	$–
Short-Term Investments	11,057	–	11,057	–
Total	$175,448	$164,391	$11,057	$–
Liabilities:
Futures *	154	154	–	–
Total	$154	$154	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford Dividend and Growth Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.1%
	Automobiles and Components - 1.7%
6,726	Ford Motor Co.	$98,941
1,050	Honda Motor Co., Ltd. ADR	31,716
		130,657
	Banks - 7.1%
900	Bank of Nova Scotia	43,224
1,451	PNC Financial Services Group, Inc.	122,705
1,165	US Bancorp	48,814
6,532	Wells Fargo & Co.	339,143
		553,886
	Capital Goods - 6.9%
752	Caterpillar, Inc.	60,107
1,072	Eaton Corp. plc	67,657
2,999	General Electric Co.	71,651
1,000	Honeywell International, Inc.	97,775
132	Lockheed Martin Corp.	24,902
773	Raytheon Co.	77,300
1,013	Textron, Inc.	43,097
814	United Technologies Corp.	93,410
		535,899
	Commercial and Professional Services - 2.3%
1,003	Equifax, Inc.	84,736
2,246	Nielsen N.V.	97,843
		182,579
	Consumer Services - 1.1%
815	Las Vegas Sands Corp.	44,308
543	Starwood Hotels & Resorts, Inc.	39,044
		83,352
	Diversified Financials - 5.9%
262	Ameriprise Financial, Inc.	32,775
4,196	Bank of America Corp.	63,577
341	BlackRock, Inc.	116,192
1,761	Citigroup, Inc.	82,679
3,095	JP Morgan Chase & Co.	168,291
		463,514
	Energy - 8.8%
1,050	Anadarko Petroleum Corp.	85,858
1,798	Chevron Corp.	184,390
369	EOG Resources, Inc.	32,826
2,000	Exxon Mobil Corp.	174,875
819	Halliburton Co.	32,753
1,345	Imperial Oil Ltd.	49,909
1,910	Marathon Oil Corp.	50,811
496	Schlumberger Ltd.	40,831
624	Total S.A. ADR	32,120
		684,373
	Food and Staples Retailing - 3.5%
1,713	CVS Health Corp.	168,177
252	Walgreens Boots Alliance Inc.	18,570
1,010	Wal-Mart Stores, Inc.	85,823
		272,570
	Food, Beverage and Tobacco - 2.6%
1,102	Coca-Cola Co.	45,351
1,408	Mondelez International, Inc.	49,622
666	Philip Morris International, Inc.	53,429
1,198	Unilever N.V. NY Shares ADR	51,958
		200,360
	Health Care Equipment and Services - 4.4%
1,347	Cardinal Health, Inc.	112,064
1,881	Medtronic plc	134,277
885	UnitedHealth Group, Inc.	94,001
		340,342
	Household and Personal Products - 1.0%
905	Procter & Gamble Co.	76,274

	Insurance - 6.5%
1,352	ACE Ltd.	145,992
459	Aflac, Inc.	26,208
1,140	Marsh & McLennan Cos., Inc.	61,305
1,419	MetLife, Inc.	65,997
1,771	Principal Financial Group, Inc.	83,098
1,667	Prudential Financial, Inc.	126,461
		509,061
	Materials - 2.3%
1,492	Dow Chemical Co.	67,392
1,495	Goldcorp, Inc.	35,934
1,414	International Paper Co.	74,464
		177,790
	Media - 3.2%
3,612	Comcast Corp. Class A	191,953
665	Walt Disney Co.	60,469
		252,422
	Pharmaceuticals, Biotechnology and Life Sciences - 12.7%
1,516	AstraZeneca plc ADR	107,708
2,330	Bristol-Myers Squibb Co.	140,407
1,707	Eli Lilly & Co.	122,917
1,507	Johnson & Johnson	150,884
4,827	Merck & Co., Inc.	290,951
4,356	Pfizer, Inc.	136,123
955	Zoetis, Inc.	40,789
		989,779
	Retailing - 1.5%
1,671	Lowe's Cos., Inc.	113,218

	Semiconductors and Semiconductor Equipment - 3.5%
1,334	Altera Corp.	43,929
1,089	Analog Devices, Inc.	56,737
4,173	Intel Corp.	137,882
584	Texas Instruments, Inc.	31,239
		269,787
	Software and Services - 6.9%
1,459	Accenture plc	122,617
191	Google, Inc. Class A ●	102,554
4,714	Microsoft Corp.	190,460
1,443	Oracle Corp.	60,450
2,609	Symantec Corp.	64,632
		540,713
	Technology Hardware and Equipment - 4.4%
1,252	Apple, Inc.	146,631
745	Avnet, Inc.	30,996
4,601	Cisco Systems, Inc.	121,298
736	Qualcomm, Inc.	45,991
		344,916

1

The Hartford Dividend and Growth Fund

Schedule of Investments – continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.1% - (continued)
	Telecommunication Services - 2.5%
4,212	Verizon Communications, Inc.	$192,549

	Transportation - 4.0%
1,737	CSX Corp.	57,851
1,357	Delta Air Lines, Inc.	64,185
450	FedEx Corp.	76,152
1,171	United Parcel Service, Inc. Class B	115,699
		313,887
	Utilities - 3.3%
907	Dominion Resources, Inc.	69,735
1,404	Exelon Corp.	50,599
967	NextEra Energy, Inc.	105,669
1,330	NRG Energy, Inc.	32,797
		258,800
	Total Common Stocks
	( Cost $5,516,769)	$7,486,728

	Total Long-Term Investments
	(Cost $5,516,769)	$7,486,728

Short-Term Investments - 3.7%
Other Direct Federal Obligations - 0.8%
	FHLB
$65,710	0.13%, 2/20/2015 ○	$65,705

Repurchase Agreements - 2.9%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $218, collateralized by U.S. Treasury Note 0.88%, 2017, value of $223)
$218	0.04%, 1/31/15	$218
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $9,472, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $9,662)
9,472	0.06%, 1/31/15	9,472
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$68,720, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $70,095)
68,720	0.05%, 1/31/15	68,720
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$16,000, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S. Treasury
Bill 0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $16,320)
16,000	0.06%, 1/31/15	16,000

	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $45,776, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $46,692)
45,776	0.04%, 1/31/15		45,776
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $29,760, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $30,355)
29,760	0.05%, 1/31/15		29,760
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,608, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $2,660)
2,608	0.05%, 1/31/15		2,608
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $10,944, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$11,164)
10,944	0.06%, 1/31/15		10,944
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $672, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $685)
672	0.06%, 1/31/15		672
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $40,848, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $41,665)
40,848	0.07%, 1/31/15		40,848
			225,018
	Total Short-Term Investments
	(Cost $290,723)		$290,723

	Total Investments
	(Cost $5,807,492) ▲	99.8%	$7,777,451
	Other Assets and Liabilities	0.2%	12,222
	Total Net Assets	100.0%	$7,789,673

2

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $5,825,614 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,093,209
Unrealized Depreciation	(141,372)
Net Unrealized Appreciation	$1,951,837

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.5%
Consumer Staples	7.1
Energy	8.8
Financials	19.5
Health Care	17.1
Industrials	13.2
Information Technology	14.8
Materials	2.3
Services	2.5
Utilities	3.3
Total	96.1%
Short-Term Investments	3.7
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$7,486,728	$7,486,728	$–	$–
Short-Term Investments	290,723	–	290,723	–
Total	$7,777,451	$7,486,728	$290,723	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 96.2%
Taxable Fixed Income Funds - 96.2%
1,296	The Hartford Strategic Income Fund		$11,558

	Total Taxable Fixed Income Funds
	(Cost $11,988)		$11,558

	Total Investments in Affiliated Investment Companies
	(Cost $11,988)		$11,558

	Total Long-Term Investments
	(Cost $11,988)		$11,558

Short-Term Investments - 1.7%
Other Investment Pools and Funds - 1.7%
209	JP Morgan Prime Money Market Fund		$209

	Total Short-Term Investments
	(Cost $209)		$209

	Total Investments
	(Cost $12,197) ▲	97.9%	$11,767
	Other Assets and Liabilities	2.1%	253
	Total Net Assets	100.0%	$12,020

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $12,197 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(430)
Net Unrealized Depreciation	$(430)

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged	Received
Futures contracts	$93	$–
Total	$93	$–

1

Hartford Duration-Hedged Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
U.S. Treasury 10-Year Note Future	20	03/20/2015	$2,525	$2,618	$–	$(93)	$–	$(14)
U.S. Treasury 2-Year Note Future	13	03/31/2015	2,847	2,857	–	(10)	–	(3)
U.S. Treasury 30-Year Bond Future	12	03/20/2015	1,691	1,815	–	(124)	–	(10)
U.S. Treasury 5-Year Note Future	24	03/31/2015	2,855	2,912	–	(57)	–	(11)
U.S. Treasury CME Ultra Long Term Bond Future	2	03/20/2015	325	358	–	(33)	–	(4)
Total					$–	$(317)	$–	$(42)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Composition by Investments
as of January 31, 2015

Fund Name	Percentage of Net Assets
JP Morgan Prime Money Market Fund	1.7%
The Hartford Strategic Income Fund	96.2
Other Assets and Liabilities	2.1
Total	100.0%

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$11,558	$11,558	$–	$–
Short-Term Investments	209	209	–	–
Total	$11,767	$11,767	$–	$–
Liabilities:
Futures *	$317	$317	$–	$–
Total	$317	$317	$–	$–

♦	For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 31.6%
		Barbados - 0.3%
		Columbus International, Inc.
	$1,000	7.38%, 03/30/2021 §	$1,029

		Bermuda - 0.5%
		GCX Ltd.
	1,295	7.00%, 08/01/2019 ■	1,321
	200	7.00%, 08/01/2019 §	204
			1,525
		Brazil - 0.8%
		Banco do Brasil S.A.
	570	9.00%, 06/18/2024 §♠	496
		Odbrcht Offshore Drilling Finance Ltd.
	707	6.75%, 10/01/2022 §	507
		Petrobras Global Finance Co.
	520	6.25%, 03/17/2024	470
		Votorantim Cimentos S.A.
	1,035	7.25%, 04/05/2041 §	1,045
			2,518
		British Virgin Islands - 0.8%
		HLP Finance Ltd.
	1,485	4.75%, 06/25/2022 §	1,565
		Star Energy Geothermal
	940	6.13%, 03/27/2020 §	943
			2,508
		Cayman Islands - 0.9%
		Alliance Global Group, Inc.
	805	6.50%, 08/18/2017 §	856
		KWG Property Holding Ltd.
	550	8.98%, 01/14/2019 §	509
		Marfrig Overseas Ltd.
	525	9.50%, 05/04/2020 §	490
		UOB Cayman Ltd.
	800	5.80%, 03/15/2016 §‡♠	823
			2,678
		Chile - 0.6%
		E CL S.A.
	825	5.63%, 01/15/2021 §	911
		Empresa Electrica Angamos S.A.
	655	4.88%, 05/25/2029 ■	660
	350	4.88%, 05/25/2029 §	352
			1,923
		China - 2.1%
		Bank of China Ltd.
CNY	6,350	6.75%, 10/23/2019 §♠	1,076
		CNPC General Capital
	1,000	3.95%, 04/19/2022 §‡	1,035
		CRCC Yupeng Ltd.
	1,040	3.95%, 08/01/2019 §♠	1,050
		Hero Asia Investment Ltd.
	1,000	5.25%, 12/07/2015 §♠	1,012
		Industrial & Commercial Bk of China Ltd.
	965	6.00%, 12/10/2019 ■♠	999
		Semiconductor Manufacturing International Corp.
	200	4.13%, 10/07/2019 §	203
		Sinopec Group Overseas Development 2013 Ltd.
	350	4.38%, 10/17/2023 ■	379
	635	4.38%, 10/17/2023 §	688
			6,442
		Colombia - 1.3%
		Baco de Bogota S.A.
	975	5.38%, 02/19/2023 §	998
		Emgesa S.A.
COP	2,406,000	8.75%, 01/25/2021 §	1,058
		Empresa de Energia de Bogota
	910	6.13%, 11/10/2021 §	969
		Empresa de Telecomunicaciones de Bogota S.A.
COP	280,000	7.00%, 01/17/2023 ■	111
		Empresas Publicas de Medellin E.S.P.
COP	448,000	8.38%, 02/01/2021 §	195
		Pacific Rubiales Energy Corp.
	1,090	5.63%, 01/19/2025 ■	621
			3,952
		Hong Kong - 2.7%
		Bank of East Asia Ltd.
	1,105	4.25%, 11/20/2024 §	1,109
		CLP Power HK Finance Ltd.
	1,000	4.25%, 11/07/2019 §♠	1,008
		First Pacific Co., Ltd.
	1,030	4.50%, 04/16/2023 §	994
		MIE Holdings Corp.
	200	6.88%, 02/06/2018 §	127
	1,440	7.50%, 04/25/2019 ■	864
		New World China Land Ltd.
	1,480	5.38%, 11/06/2019 §	1,513
		PCCW Capital Ltd.
	915	5.75%, 04/17/2022 §	1,007
		Smartone Finance Ltd.
	1,700	3.88%, 04/08/2023 §	1,622
			8,244
		India - 2.7%
		ABJA Investment Co. Pte Ltd.
	1,025	5.95%, 07/31/2024 §	1,044
		Bharti Airtel International
	1,085	5.13%, 03/11/2023 §	1,198
		ICICI Bank Ltd.
	1,505	6.38%, 04/30/2022 §	1,558
		Indian Oil Corp., Ltd.
	960	5.75%, 08/01/2023 §	1,072
		NTPC Ltd.
	200	4.38%, 11/26/2024 §	207
	920	4.75%, 10/03/2022 §	981
		ONGC Videsh Ltd.
	1,060	3.75%, 05/07/2023 ╦§	1,055
		Reliance Industries Ltd.
	1,055	4.13%, 01/28/2025 ■	1,067
			8,182
		Indonesia - 0.5%
		Theta Capital Pte Ltd.
	1,400	6.13%, 11/14/2020 §	1,421

		Israel - 1.3%
		Inkia Energy, Inc.
	1,180	8.38%, 04/04/2021 §	1,239
		Israel Electric Corp., Ltd.
	2,085	9.38%, 01/28/2020 §	2,586
			3,825

1

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 31.6% - (continued)
		Jamaica - 0.6%
		Digicel Group Ltd.
	$1,690	7.13%, 04/01/2022 ■	$1,531
	405	7.13%, 04/01/2022 §	367
			1,898
		Kazakhstan - 0.5%
		Kazakhstan Temir Zholy Finance B.V.
	755	6.38%, 10/06/2020 §	728
		Nostrum Oil & Gas Finance B.V.
	575	6.38%, 02/14/2019 ■	460
	425	6.38%, 02/14/2019 §	340
			1,528
		Luxembourg - 0.9%
		Altice Financing S.A.
	1,905	8.13%, 01/15/2024 §	1,976
		European Investment Bank
ZAR	475	8.76%, 12/31/2018 ○	32
		Offshore Drilling Holding
	1,230	8.63%, 09/20/2020 §	851
			2,859
		Malaysia - 0.2%
		Public Bank Bhd
	535	6.84%, 08/22/2036	541

		Mauritius - 0.3%
		Mauritius Investments Ltd.
	820	4.76%, 11/11/2024 ■	828

		Mexico - 2.6%
		Alpek S.A. de C.V.
	345	5.38%, 08/08/2023 ■	367
	450	5.38%, 08/08/2023 §	478
		BBVA Bancomer S.A./Grand Cayman
	1,650	6.01%, 05/17/2022 §	1,708
		Cemex Finance LLC
	1,105	9.38%, 10/12/2022 §	1,216
		Credito Real S.A. de C.V.
	1,020	7.50%, 03/13/2019 §	1,020
		Empresas ICA S.A.B de C.V.
	1,140	8.88%, 05/29/2024 ■	800
	230	8.88%, 05/29/2024 §	161
		Mexichem S.A.B. de C.V.
	1,000	6.75%, 09/19/2042 §	1,066
		Tenedora Nemak S.A.
	970	5.50%, 02/28/2023 §	982
			7,798
		Morocco - 0.3%
		Office Cherifien des Phosphates S.A.
	920	6.88%, 04/25/2044 §	1,040

		Netherlands - 1.6%
		Cimpor Financial Operations B.V.
	1,015	5.75%, 07/17/2024 ■	769
		FBN Finance Co. B.V.
	1,005	8.00%, 07/23/2021 ■	819
		Listrindo Capital B.V.
	890	6.95%, 02/21/2019 §	938
		VimpelCom Holdings B.V.
	900	7.50%, 03/01/2022 §	748
		VTR Finance B.V.
	700	6.88%, 01/15/2024 ■	702
	850	6.88%, 01/15/2024 §	852
			4,828
		Peru - 1.6%
		Banco de Credito del Peru/Panama
	786	6.88%, 09/16/2026 §Θ	868
		Banco Internacional del Peru SAA
	585	6.63%, 03/19/2029 ■	626
	1,235	6.63%, 03/19/2029 §	1,321
		Cia Minera Milpo SAA
	960	4.63%, 03/28/2023 §	943
		Union Andina de Cementos SAA
	850	5.88%, 10/30/2021 ■	841
	150	5.88%, 10/30/2021 §	149
			4,748
		Philippines - 0.3%
		SM Investments Corp.
	1,020	4.88%, 06/10/2024 §	1,016

		Russia - 0.8%
		Gazprom Neft OAO via GPN Capital S.A.
	700	4.38%, 09/19/2022 §	496
		Gazprom Via Gaz Capital S.A.
	525	8.15%, 04/11/2018 §	507
		Lukoil International Finance B.V.
	985	4.56%, 04/24/2023 §	750
		Sberbank of Russia Via SB Capital S.A.
	1,065	5.13%, 10/29/2022 §	739
			2,492
		Singapore - 0.4%
		United Overseas Bank Ltd.
	1,195	3.75%, 09/19/2024 ╦§	1,238

		South Africa - 0.1%
		Eskom Holdings Ltd.
ZAR	2,060	10.63%, 08/18/2027 ○	51
ZAR	700	10.73%, 12/31/2032 ○	10
		Transnet Ltd.
ZAR	1,000	10.00%, 03/30/2029 §	89
			150
		South Korea - 0.9%
		SK E&S Co., Ltd.
	650	4.88%, 11/26/2019 ■♠	637
	410	4.88%, 11/26/2019 §♠	402
		Woori Bank
	1,305	4.75%, 04/30/2024 ■	1,410
	200	4.75%, 04/30/2024 §	216
			2,665
		Thailand - 0.9%
		Krung Thai Bank PCL/Cayman Islands
	700	5.20%, 12/26/2024 §	727
		Krung Thai Bank Public Co., Ltd.
	450	7.38%, 10/10/2016 ♠	461
		PTT Exploration & Production PCL
	1,350	4.88%, 06/18/2019 ■♠	1,318
	200	4.88%, 06/18/2019 §♠	195
			2,701

2

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 31.6% - (continued)
		Turkey - 2.4%
		Turk Telekomunikasyon A.S.
	$855	4.88%, 06/19/2024 ■	$868
		Turk Vise Ve Cam Fabrika
	975	4.25%, 05/09/2020 §	955
		Turkiye Is Bankasi
	1,425	6.00%, 10/24/2022 §	1,436
		Turkiye Sinai Kalkinma Bankasi
	1,125	5.38%, 10/30/2019 §	1,158
		Turkiye Vakiflar Bankasi Tao
	1,510	6.88%, 02/03/2025 ■☼	1,491
		Yasar Holdings
	1,470	8.88%, 05/06/2020 ■	1,507
			7,415
		United Arab Emirates - 0.4%
		Emirates NBD Tier 1 Ltd.
	1,240	5.75%, 05/30/2019 §♠	1,198

		United Kingdom - 0.5%
		European Bank for Reconstruction & Development
ZAR	550	8.76%, 12/31/2020 ○	32
		Standard Bank plc
	700	8.13%, 12/02/2019 §	760
		Tullow Oil plc
	975	6.25%, 04/15/2022 §	819
			1,611
		United States - 1.8%
		Comcel Trust
	605	6.88%, 02/06/2024 ■	626
	800	6.88%, 02/06/2024 §	828
		ICTSI Treasury B.V.
	1,385	5.88%, 09/17/2025 §	1,465
		Kosmos Energy Ltd.
	860	7.88%, 08/01/2021 ■	740
		Semiconductor Manufacturing International
	940	4.13%, 10/07/2019 ■	955
		Yuzhou Properties Co., Ltd.
	790	8.63%, 01/24/2019 §	772
			5,386
		Total Corporate Bonds
		(Cost $99,770)	$96,187

Foreign Government Obligations - 64.1%
		Brazil - 9.7%
		Brazil (Federative Republic of)
BRL	4,786	6.00%, 05/15/2015 ◄	1,813
BRL	270	6.00%, 08/15/2016 ◄	102
BRL	689	6.00%, 08/15/2022 ◄	261
BRL	4,052	6.00%, 08/15/2030 ◄	1,520
BRL	3,080	6.00%, 08/15/2050 ◄	1,151
BRL	5,694	10.00%, 01/01/2017	2,040
BRL	10,718	10.00%, 01/01/2018	3,794
BRL	35,159	10.00%, 01/01/2021	12,072
BRL	12,400	10.00%, 01/01/2023	4,193
BRL	3,298	11.41%, 04/01/2015 ○	1,206
BRL	4,139	12.08%, 01/01/2016 ○	1,382
			29,534
		Bulgaria - 0.3%
		Bulgaria (Republic of)
EUR	680	2.95%, 09/03/2024 §	804

		Chile - 1.0%
		Chile (Republic of)
CLP	712,618	3.00%, 01/01/2034 ◄	1,394
CLP	82,500	5.50%, 08/05/2020	138
CLP	810,000	6.00%, 01/01/2024	1,457
			2,989
		Colombia - 7.3%
		Colombia (Republic of)
COP	8,759,500	3.50%, 03/10/2021 ◄	3,783
COP	1,098,410	4.25%, 05/17/2017 ◄	482
COP	5,671,700	6.00%, 04/28/2028	2,118
COP	1,129,900	7.00%, 05/04/2022	481
COP	6,859,300	7.25%, 06/15/2016	2,908
COP	4,499,500	7.50%, 08/26/2026	1,946
COP	2,969,100	7.75%, 09/18/2030	1,259
COP	16,861,500	10.00%, 07/24/2024	8,562
COP	1,114,600	11.25%, 10/24/2018	544
			22,083
		Hungary - 1.3%
		Hungary (Republic of)
HUF	147,830	5.50%, 02/12/2016	559
HUF	456,440	5.50%, 12/22/2016	1,787
HUF	310,550	6.75%, 02/24/2017	1,245
HUF	123,300	7.75%, 08/24/2015	463
			4,054
		Indonesia - 7.1%
		Indonesia (Republic of)
IDR	19,412,000	6.63%, 05/15/2033	1,403
IDR	22,065,000	7.00%, 05/15/2027	1,720
IDR	14,669,000	8.25%, 06/15/2032	1,249
IDR	141,734,000	8.38%, 03/15/2024	12,136
IDR	30,485,000	8.38%, 03/15/2034	2,630
IDR	26,893,000	9.00%, 03/15/2029	2,452
			21,590
		Malaysia - 5.6%
		Malaysia (Government of)
MYR	3,625	3.20%, 10/15/2015	999
MYR	3,920	3.58%, 09/28/2018	1,077
MYR	6,770	3.65%, 10/31/2019	1,865
MYR	7,209	3.74%, 02/27/2015	1,987
MYR	7,300	3.84%, 08/12/2015	2,017
MYR	5,765	3.84%, 04/15/2033	1,502
MYR	745	3.89%, 07/31/2020	206
MYR	16,725	4.05%, 09/30/2021	4,690
MYR	3,911	4.26%, 09/15/2016	1,093
MYR	5,675	4.50%, 04/15/2030	1,630
			17,066
		Mexico - 4.8%
		Mexico (United Mexican States)
MXN	9,869	2.00%, 06/09/2022 ◄	650
MXN	75,806	2.50%, 12/10/2020 ◄	5,199
MXN	32,003	4.00%, 06/13/2019 ◄	2,340
MXN	32,148	4.00%, 11/15/2040 ◄	2,515
MXN	13,859	4.50%, 12/04/2025 ◄	1,106
MXN	20,492	4.50%, 11/22/2035 ◄	1,707
MXN	8,545	7.50%, 06/03/2027	673

3

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 64.1% - (continued)
		Mexico - 4.8% - (continued)
		Mexico (United Mexican States) - (continued)
MXN	3,009	10.00%, 11/20/2036	$303
			14,493
		Peru - 1.4%
		Peru (Republic of)
PEN	870	5.70%, 08/12/2024	291
PEN	2,143	6.85%, 02/12/2042	764
PEN	2,490	6.90%, 08/12/2037	910
PEN	5,443	6.95%, 08/12/2031	2,017
PEN	684	8.20%, 08/12/2026	275
			4,257
		Poland - 5.5%
		Poland (Republic of)
PLN	565	2.00%, 01/25/2018 Δ	153
PLN	5,430	2.00%, 01/25/2019 Δ	1,464
PLN	600	2.50%, 07/25/2018	167
PLN	10,125	3.25%, 07/25/2025	3,060
PLN	4,475	4.00%, 10/25/2023	1,410
PLN	25,700	4.75%, 10/25/2016	7,317
PLN	7,845	5.50%, 04/25/2015	2,135
PLN	1,615	5.75%, 09/23/2022	557
PLN	1,325	5.75%, 04/25/2029	516
			16,779
		Romania - 3.7%
		Romania (Republic of)
EUR	105	2.88%, 10/28/2024 §	128
EUR	345	3.63%, 04/24/2024 §	444
EUR	590	4.63%, 09/18/2020 §	781
RON	3,780	4.75%, 08/29/2016	1,008
RON	3,235	4.75%, 02/24/2025	971
RON	6,820	5.80%, 10/26/2015	1,799
RON	1,640	5.80%, 07/26/2027	532
RON	9,290	5.85%, 04/26/2023	2,913
RON	6,430	5.95%, 06/11/2021	1,976
RON	2,700	6.75%, 06/11/2017	765
			11,317
		Russia - 1.4%
		Russia (Federation of)
RUB	9,635	7.00%, 01/25/2023 Δ	95
RUB	17,105	7.00%, 08/16/2023 Δ	169
RUB	45,315	7.05%, 01/19/2028 Δ	412
	2,872	7.50%, 03/31/2030 §	2,888
RUB	18,650	7.60%, 07/20/2022 Δ	193
RUB	54,666	8.15%, 02/03/2027 Δ	563
			4,320
		Slovenia - 0.9%
		Slovenia (Republic of)
EUR	530	4.13%, 01/26/2020 §	692
EUR	990	4.63%, 09/09/2024 §	1,430
	525	5.85%, 05/10/2023 §	621
			2,743
		South Africa - 6.6%
		South Africa (Republic of)
ZAR	27,517	6.25%, 03/31/2036	2,009
ZAR	12,190	6.50%, 02/28/2041	898
ZAR	13,930	6.75%, 03/31/2021	1,199
ZAR	42,500	7.00%, 02/28/2031	3,465
ZAR	28,600	7.75%, 02/28/2023	2,589
ZAR	70,895	8.00%, 01/31/2030	6,390
ZAR	22,200	8.25%, 03/31/2032	2,027
ZAR	14,765	8.75%, 02/28/2048	1,404
			19,981
		Thailand - 1.4%
		Thailand (Kingdom of)
THB	81,185	3.63%, 06/16/2023	2,680
THB	11,370	3.78%, 06/25/2032	365
THB	32,000	3.85%, 12/12/2025	1,089
THB	5,055	4.88%, 06/22/2029	190
			4,324
		Turkey - 6.1%
		Turkey (Republic of)
TRY	4,161	2.50%, 05/04/2016	1,714
TRY	1,437	2.80%, 11/08/2023 ◄	630
TRY	491	3.00%, 01/06/2021	214
TRY	3,895	3.00%, 02/23/2022	1,711
TRY	5,949	4.00%, 04/29/2015 ◄	2,411
TRY	1,126	4.00%, 04/01/2020	510
TRY	5,280	8.80%, 09/27/2023	2,391
TRY	305	9.00%, 01/27/2016	127
TRY	3,630	9.00%, 07/24/2024	1,681
TRY	5,990	10.00%, 06/17/2015	2,471
TRY	7,010	10.40%, 03/20/2024	3,487
TRY	2,560	10.65%, 01/15/2020	1,203
			18,550
		Total Foreign Government Obligations
		(Cost $212,949)	$194,884

		Total Long-Term Investments Excluding Purchased Options
		(Cost $312,719)	$291,071

Short-Term Investments - 6.2%
		Repurchase Agreements - 6.2%
		Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $18, collateralized by U.S. Treasury Note 0.88%, 2017, value of $19)
	$18	0.04%, 1/31/15	$18
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $788,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
		value of $804)
	788	0.06%, 1/31/15	788
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $5,718, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 3.00% - 9.88%, 2015 - 2044,
U.S. Treasury Note 0.25% - 4.63%, 2015 -
		2022, value of $5,832)
	5,718	0.05%, 1/31/15	5,718

4

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 6.2% - (continued)
	Repurchase Agreements - 6.2% - (continued)
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,331, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
	0.75% - 2.50%, 2017 - 2024, value of $1,358)
$1,331	0.06%, 1/31/15		$1,331
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,809, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $3,885)
3,809	0.04%, 1/31/15		3,809
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,476, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $2,526)
2,476	0.05%, 1/31/15		2,476
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $217, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $221)
217	0.05%, 1/31/15		217
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $911, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$929)
910	0.06%, 1/31/15		910
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $56, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $57)
56	0.06%, 1/31/15		56
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,399, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $3,467)
3,399	0.07%, 1/31/15		3,399
			18,722
	Total Short-Term Investments
	(Cost $18,722)		$18,722

	Total Investments Excluding Purchased Options
	(Cost $331,441)	101.9%	$309,793
	Total Purchased Options
	(Cost $503)	0.4%	1,228

	Total Investments
	(Cost $331,944) ▲	102.3%	$311,021
	Other Assets and Liabilities	(2.3)%	(6,861)
	Total Net Assets	100.0%	$304,160

5

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $332,686 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,526
Unrealized Depreciation	(25,191)
Net Unrealized Depreciation	$(21,665)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $23,317, which represents 7.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $79,061, which represents 26.0% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $1,505 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Θ	This security, or a portion of this security, has been pledged as collateral in connection with OTC option and/or swaption contracts.

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
OTC option and/or OTC swap contracts	$1,325	$–
Futures contracts	148	–
Total	$1,473	$–

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
EUR Call/USD Put	CBK	FX	1.19 USD per EUR	03/06/15	EUR	2,655,000	$3	$19	$(16)
USD Call/CLP Put	MSC	FX	642.70 CLP per USD	03/26/15	USD	4,928,000	62	62	–
USD Call/COP Put	CBK	FX	2,187.25 COP per USD	04/23/15	USD	6,660,000	739	76	663
USD Call/PEN Put	CBK	FX	3.30 PEN per USD	01/20/16	USD	3,087,000	44	34	10
Total Calls						17,330,000	$848	$191	$657
Puts
EUR Put/MXN Call	JPM	FX	16.55 MXN per EUR	05/04/15	EUR	5,080,000	$88	$62	$26
EUR Put/MXN Call	JPM	FX	16.75 MXN per EUR	05/04/15	EUR	5,080,000	116	75	41
EUR Put/PLN Call	DEUT	FX	4.04 PLN per EUR	05/06/15	EUR	2,298,000	7	27	(20)
EUR Put/PLN Call	DEUT	FX	4.13 PLN per EUR	05/06/15	EUR	2,217,000	19	29	(10)
Total Puts						14,675,000	$230	$193	$37
Total purchased option contracts						32,005,000	$1,078	$384	$694
Written option contracts:
Calls
USD Call/BRL Put	JPM	FX	2.83 BRL per USD	03/02/15	USD	2,690,000	$13	$29	$16
USD Call/COP Put	JPM	FX	2,314.00 COP per USD	04/23/15	USD	1,070,683	69	28	(41)
USD Call/COP Put	GSC	FX	2,317.00 COP per USD	04/23/15	USD	5,594,317	355	145	(210)
Total Calls						9,355,000	$437	$202	$(235)
Puts
EUR Put/MXN Call	JPM	FX	16.15 MXN per EUR	05/04/15	EUR	5,080,000	$46	$24	$(22)
EUR Put/MXN Call	JPM	FX	16.35 MXN per EUR	05/04/15	EUR	5,080,000	64	32	(32)
USD Put/BRL Call	GSC	FX	2.50 BRL per USD	03/02/15	USD	3,330,470	1	20	19
USD Put/BRL Call	JPM	FX	2.50 BRL per USD	03/02/15	USD	3,330,530	2	20	18
USD Put/CLP Call	MSC	FX	581.50 CLP per USD	03/26/15	USD	4,928,000	1	48	47
USD Put/COP Call	CBK	FX	2,007.50 COP per USD	04/23/15	USD	6,660,000	–	57	57
USD Put/COP Call	GSC	FX	2,300.00 COP per USD	02/12/15	USD	6,352,000	2	48	46
USD Put/PEN Call	CBK	FX	3.05 PEN per USD	01/20/16	USD	3,087,000	20	20	–
USD Put/TRY Call	JPM	FX	2.25 TRY per USD	03/13/15	USD	3,070,000	1	16	15
Total Puts						40,918,000	$137	$285	$148
Total written option contracts						50,273,000	$574	$487	$(87)

*	The number of contracts does not omit 000's.
Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption KRW	BOA	IR	2.60%	11/25/16	KRW	1,034,545,000	$42	$20	$22
Interest Rate Swaption KRW	CBK	IR	2.56%	12/05/16	KRW	2,069,095,000	78	41	37
Total Calls						3,103,640,000	$120	$61	$59
Puts
Interest Rate Swaption KRW	CBK	IR	2.60%	11/25/16	KRW	1,034,545,000	$9	$18	$(9)
Interest Rate Swaption KRW	CBK	IR	2.56%	12/05/16	KRW	2,069,095,000	21	40	(19)
Total Puts						3,103,640,000	$30	$58	$(28)
Total purchased swaption contracts						6,207,280,000	$150	$119	$31

* The number of contracts does not omit 000's.

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Short position contracts:
U.S. Treasury 10-Year Note Future	94	03/20/2015	$12,123	$12,303	$–	$(180)	$–	$(65)
U.S. Treasury 30-Year Bond Future	8	03/20/2015	1,150	1,210	–	(60)	–	(7)
Total					$–	$(240)	$–	$(72)

*	The number of contracts does not omit 000's.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	4.12% Fixed	6M WIBOR PLN	PLN	175	03/19/24	$–	$–	$(10)	$–	$(10)
BOA	4.11% Fixed	6M WIBOR PLN	PLN	285	03/19/24	–	–	(16)	–	(16)
BOA	4.15% Fixed	6M WIBOR PLN	PLN	315	03/19/24	–	–	(17)	–	(17)
BOA	5.19% Fixed	3M Banco Central De La Republica	COP	1,202,275	12/16/19	–	–	(12)	–	(12)
BOA	BZDIOVRA	12.01% Fixed	BRL	9,688	01/02/18	–	–	(4)	–	(4)
BOA	BZDIOVRA	12.32% Fixed	BRL	9,539	01/02/18	–	–	30	30	–
BOA	BZDIOVRA	8.95% Fixed	BRL	1,873	01/02/23	–	–	(171)	–	(171)
BOA	MXIBTIIE	6.65% Fixed	MXN	15,975	12/06/23	–	–	104	104	–
CBK	2.37% Fixed	6M WIBOR PLN	PLN	6,005	12/17/19	–	–	(61)	–	(61)
CBK	6M WIBOR PLN	2.01% Fixed	PLN	14,455	12/17/16	–	–	33	33	–
DEUT	2.33% Fixed	KRW CD KSDA	KRW	1,078,525	01/20/27	–	–	(10)	–	(10)
DEUT	4.11% Fixed	6M WIBOR PLN	PLN	325	03/19/24	–	–	(18)	–	(18)
DEUT	4.16% Fixed	6M WIBOR PLN	PLN	325	03/19/24	–	–	(18)	–	(18)
DEUT	5.18% FIXED	3M Banco Central Del La Republica	COP	1,354,240	12/16/19	–	–	(13)	–	(13)
DEUT	6M THBFIX	3.60% Fixed	THB	92,225	09/17/24	–	–	260	260	–
DEUT	BZDIOVRA	10.50% Fixed	BRL	333	01/02/17	–	–	1	1	–
DEUT	BZDIOVRA	10.55% Fixed	BRL	692	01/02/17	–	–	2	2	–
DEUT	BZDIOVRA	10.61% Fixed	BRL	347	01/02/17	–	–	2	2	–
DEUT	BZDIOVRA	9.12% Fixed	BRL	7,875	01/02/17	–	–	(238)	–	(238)
GSC	1.38% Fixed	6M CZK PRIBOR	CZK	20,820	03/20/23	–	–	(54)	–	(54)
GSC	1.45% Fixed	6M CZK PRIBOR	CZK	2,035	03/20/23	–	–	(6)	–	(6)
GSC	1.56% Fixed	6M CZK PRIBOR	CZK	5,925	03/20/23	–	–	(19)	–	(19)
GSC	2.23% Fixed	6M CZK PRIBOR	CZK	40,358	09/07/22	–	–	(127)	–	(127)
GSC	2.37% Fixed	6M WIBOR PLN	PLN	9,870	12/17/19	–	–	(100)	–	(100)
GSC	3M JIBAR	7.00% Fixed	ZAR	7,109	08/21/27	–	–	(14)	–	(14)
GSC	4.10% Fixed	6M WIBOR PLN	PLN	165	03/19/24	–	–	(9)	–	(9)
GSC	4.16% Fixed	6M WIBOR PLN	PLN	330	03/19/24	–	–	(18)	–	(18)
GSC	6M WIBOR PLN	2.00% Fixed	PLN	23,595	12/17/16	–	–	53	53	–
GSC	BZDIOVRA	10.64% Fixed	BRL	2,177	01/02/17	–	–	(60)	–	(60)
JPM	2.08% Fixed	6M CZK PRIBOR	CZK	53,650	12/19/22	–	–	(147)	–	(147)
JPM	2.12% Fixed	6M CZK PRIBOR	CZK	46,075	03/21/23	–	–	(126)	–	(126)
JPM	2.18% Fixed	6M CZK PRIBOR	CZK	12,640	08/21/22	–	–	(39)	–	(39)
JPM	2.23% Fixed	6M CZK PRIBOR	CZK	12,645	08/21/22	–	–	(40)	–	(40)
JPM	2.25% Fixed	6M CZK PRIBOR	CZK	18,965	08/21/22	–	–	(61)	–	(61)
JPM	2.30% Fixed	6M CZK PRIBOR	CZK	33,954	08/21/22	–	–	(112)	–	(112)
JPM	2.32% Fixed	6M CZK PRIBOR	CZK	6,940	08/21/22	–	–	(23)	–	(23)
JPM	2.34% Fixed	6M CZK PRIBOR	CZK	15,650	05/21/22	–	–	(55)	–	(55)
JPM	2.39% Fixed	6M CZK PRIBOR	CZK	11,440	05/21/22	–	–	(41)	–	(41)
JPM	3M TELBOR	1.93% Fixed	ILS	4,590	03/18/25	–	–	18	18	–
JPM	3M ZAR JIBAR	8.03% Fixed	ZAR	2,185	09/18/23	–	–	14	14	–
JPM	5.19% Fixed	3M Banco Central De La Republica	COP	1,806,225	12/16/19	–	–	(18)	–	(18)

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015 - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
JPM	5.24% Fixed	3M Banco Central De La Republica	COP	2,106,949	12/18/19	$–	$–	$(23)	$–	$(23)
JPM	5.25% Fixed	3M Banco Central Del La Republica	COP	2,197,870	12/16/19	–	–	(24)	–	(24)
JPM	6M CZK PRIBOR	0.92% Fixed	CZK	39,210	11/06/17	–	–	26	26	–
JPM	6M WIBOR PLN	2.04% Fixed	PLN	4,525	03/18/25	–	–	(27)	–	(27)
MSC	11.46% Fixed	BZDIOVRA	BRL	5,356	01/04/21	–	–	23	23	–
MSC	2.58% Fixed	6M CZK PRIBOR	CZK	8,000	05/09/22	–	–	(32)	–	(32)
MSC	2.60% Fixed	6M CZK PRIBOR	CZK	34,520	05/09/22	–	–	(139)	–	(139)
Total						$–	$–	$(1,336)	$566	$(1,902)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	03/18/2015	CBK	$2,449	$2,375	$–	$(74)
AUD	Buy	03/18/2015	WEST	348	334	–	(14)
AUD	Sell	03/18/2015	BNP	236	229	7	–
AUD	Sell	03/18/2015	CBK	1,033	978	55	–
AUD	Sell	03/18/2015	JPM	1,505	1,448	57	–
AUD	Sell	03/18/2015	RBC	1,456	1,370	86	–
AUD	Sell	03/18/2015	WEST	1,505	1,448	57	–
BRL	Buy	03/03/2015	BCLY	309	298	–	(11)
BRL	Buy	03/03/2015	BOA	321	316	–	(5)
BRL	Buy	03/03/2015	CBK	847	834	–	(13)
BRL	Buy	03/03/2015	DEUT	726	708	–	(18)
BRL	Buy	03/03/2015	JPM	1,150	1,148	–	(2)
BRL	Buy	03/04/2015	JPM	724	735	11	–
BRL	Buy	03/04/2015	JPM	647	628	–	(19)
BRL	Buy	02/04/2015	MSC	489	488	–	(1)
BRL	Buy	03/03/2015	MSC	10,669	10,340	–	(329)
BRL	Buy	04/01/2015	MSC	1,503	1,461	–	(42)
BRL	Buy	02/03/2015	UBS	167	161	–	(6)
BRL	Buy	03/03/2015	UBS	750	750	–	–
BRL	Buy	03/03/2015	UBS	4,742	4,732	–	(10)
BRL	Sell	03/03/2015	JPM	1,718	1,719	–	(1)
BRL	Sell	04/01/2015	JPM	1,538	1,461	77	–
BRL	Sell	02/03/2015	MSC	161	161	–	–
BRL	Sell	03/03/2015	MSC	11,658	11,403	255	–
BRL	Sell	03/03/2015	MSC	8,289	8,370	–	(81)
BRL	Sell	03/03/2015	UBS	166	160	6	–
CAD	Buy	03/18/2015	CBK	622	602	–	(20)
CAD	Buy	03/18/2015	JPM	240	220	–	(20)
CAD	Buy	03/18/2015	MSC	853	783	–	(70)
CAD	Sell	03/18/2015	BNP	266	248	18	–
CAD	Sell	03/18/2015	BOA	822	755	67	–
CAD	Sell	03/18/2015	CBK	1,038	944	94	–
CAD	Sell	03/18/2015	JPM	349	319	30	–
CAD	Sell	03/18/2015	RBC	4,136	3,736	400	–
CLP	Buy	03/18/2015	BOA	1,982	1,943	–	(39)
CLP	Buy	03/18/2015	JPM	1,260	1,211	–	(49)
CLP	Buy	03/30/2015	MSC	2,422	2,312	–	(110)
CLP	Buy	03/18/2015	SSG	1,667	1,609	–	(58)
CLP	Sell	03/18/2015	BOA	2,437	2,376	61	–
CLP	Sell	03/18/2015	SCB	8,333	8,097	236	–
CLP	Sell	03/18/2015	UBS	237	231	6	–
COP	Buy	03/18/2015	BNP	2,093	1,983	–	(110)

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
COP	Buy	03/18/2015	BOA	$2,279	$2,257	$–	$(22)
COP	Buy	04/27/2015	CBK	2,752	2,337	–	(415)
COP	Buy	02/17/2015	GSC	1,355	1,332	–	(23)
COP	Buy	03/18/2015	JPM	913	887	–	(26)
COP	Buy	03/18/2015	SCB	3,675	3,638	–	(37)
COP	Buy	03/18/2015	SSG	1,709	1,611	–	(98)
COP	Buy	03/18/2015	UBS	2,149	2,017	–	(132)
COP	Sell	03/18/2015	BNP	1,370	1,298	72	–
COP	Sell	03/18/2015	BOA	5,119	5,023	96	–
COP	Sell	03/18/2015	CBK	362	354	8	–
COP	Sell	04/27/2015	GSC	2,559	2,411	148	–
COP	Sell	04/27/2015	JPM	457	430	27	–
COP	Sell	03/18/2015	MSC	2,029	2,007	22	–
COP	Sell	03/18/2015	SCB	4,761	4,632	129	–
COP	Sell	03/18/2015	SSG	537	543	–	(6)
COP	Sell	03/18/2015	UBS	1,406	1,320	86	–
CZK	Buy	03/18/2015	RBS	2,804	2,559	–	(245)
CZK	Sell	03/18/2015	RBS	1,779	1,624	155	–
EUR	Buy	03/18/2015	BOA	2,351	2,131	–	(220)
EUR	Buy	05/08/2015	DEUT	1,573	1,278	–	(295)
EUR	Buy	02/10/2015	GSC	2,457	2,040	–	(417)
EUR	Buy	03/18/2015	HSBC	373	338	–	(35)
EUR	Buy	02/10/2015	JPM	186	169	–	(17)
EUR	Buy	03/18/2015	JPM	2,929	2,820	–	(109)
EUR	Buy	04/13/2015	JPM	843	749	–	(94)
EUR	Buy	05/06/2015	JPM	1,759	1,592	–	(167)
EUR	Buy	03/18/2015	UBS	947	899	–	(48)
EUR	Buy	03/18/2015	WEST	238	220	–	(18)
EUR	Sell	03/18/2015	BCLY	370	355	15	–
EUR	Sell	03/18/2015	BNP	444	424	20	–
EUR	Sell	03/18/2015	BOA	1,542	1,503	39	–
EUR	Sell	03/10/2015	CBK	694	677	17	–
EUR	Sell	03/18/2015	CSFB	1,006	927	79	–
EUR	Sell	02/10/2015	DEUT	78	71	7	–
EUR	Sell	03/18/2015	DEUT	1,887	1,735	152	–
EUR	Sell	05/08/2015	DEUT	471	390	81	–
EUR	Sell	02/10/2015	GSC	1,924	1,627	297	–
EUR	Sell	02/10/2015	JPM	2,272	2,153	119	–
EUR	Sell	03/10/2015	JPM	77	75	2	–
EUR	Sell	03/18/2015	JPM	725	673	52	–
EUR	Sell	04/13/2015	JPM	839	749	90	–
EUR	Sell	03/18/2015	MSC	1,258	1,207	51	–
EUR	Sell	03/18/2015	NAB	13,050	11,908	1,142	–
EUR	Sell	03/18/2015	UBS	617	600	17	–
GBP	Buy	03/18/2015	CBK	1,809	1,732	–	(77)
GBP	Buy	03/18/2015	RBC	2,241	2,161	–	(80)
GBP	Sell	03/18/2015	BOA	2,548	2,530	18	–
GBP	Sell	03/18/2015	CBK	2,257	2,161	96	–
GBP	Sell	03/18/2015	RBC	1,796	1,732	64	–
HUF	Buy	03/18/2015	JPM	1,009	950	–	(59)
HUF	Buy	03/18/2015	UBS	11,463	10,429	–	(1,034)
HUF	Sell	03/18/2015	UBS	1,042	1,019	23	–
HUF	Sell	03/18/2015	WEST	1,007	948	59	–
IDR	Buy	03/18/2015	BCLY	3,646	3,667	21	–
IDR	Buy	03/18/2015	BCLY	1,791	1,770	–	(21)
IDR	Buy	03/18/2015	BNP	8,691	8,563	–	(128)
IDR	Buy	03/18/2015	CSFB	1,361	1,361	–	–
IDR	Buy	03/18/2015	JPM	1,114	1,098	–	(16)
IDR	Buy	03/18/2015	WEST	883	874	–	(9)

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
IDR	Sell	03/18/2015	BCLY	$1,664	$1,652	$12	$–
IDR	Sell	03/18/2015	BCLY	2,469	2,486	–	(17)
IDR	Sell	03/18/2015	BNP	2,693	2,653	40	–
IDR	Sell	03/18/2015	CSFB	1,265	1,256	9	–
IDR	Sell	03/18/2015	CSFB	3,046	3,053	–	(7)
IDR	Sell	03/18/2015	JPM	859	895	–	(36)
IDR	Sell	03/18/2015	SCB	463	460	3	–
ILS	Buy	03/18/2015	CBK	601	609	8	–
ILS	Buy	04/13/2015	JPM	828	780	–	(48)
ILS	Buy	03/18/2015	UBS	2,982	3,013	31	–
ILS	Sell	03/18/2015	BOA	291	289	2	–
ILS	Sell	03/18/2015	BOA	145	146	–	(1)
ILS	Sell	03/18/2015	CBK	1,105	1,108	–	(3)
ILS	Sell	04/13/2015	JPM	815	780	35	–
INR	Buy	03/18/2015	BOA	2,266	2,323	57	–
INR	Buy	03/18/2015	JPM	373	383	10	–
INR	Buy	03/18/2015	SCB	214	215	1	–
INR	Buy	03/18/2015	UBS	2,945	2,959	14	–
INR	Sell	03/18/2015	BOA	356	361	–	(5)
KRW	Buy	03/18/2015	CBK	1,823	1,845	22	–
KRW	Buy	03/18/2015	JPM	936	942	6	–
KRW	Buy	03/18/2015	UBS	2,099	2,132	33	–
KRW	Sell	03/18/2015	UBS	4,961	5,040	–	(79)
MXN	Buy	03/18/2015	BOA	1,645	1,638	–	(7)
MXN	Buy	03/18/2015	CBK	2,541	2,467	–	(74)
MXN	Buy	03/18/2015	CSFB	1,700	1,660	–	(40)
MXN	Buy	03/18/2015	JPM	2,218	2,179	–	(39)
MXN	Buy	03/18/2015	MSC	24,958	24,125	–	(833)
MXN	Buy	03/18/2015	SCB	215	209	–	(6)
MXN	Sell	03/18/2015	BOA	2,789	2,744	45	–
MXN	Sell	03/18/2015	CBK	2,823	2,758	65	–
MXN	Sell	03/18/2015	JPM	1,859	1,822	37	–
MXN	Sell	03/18/2015	JPM	292	292	–	–
MXN	Sell	05/06/2015	JPM	1,728	1,574	154	–
MXN	Sell	02/03/2015	MSC	755	745	10	–
MXN	Sell	03/18/2015	RBS	1,257	1,209	48	–
MXN	Sell	03/18/2015	UBS	1,998	1,949	49	–
MYR	Buy	03/18/2015	BCLY	1,324	1,329	5	–
MYR	Buy	03/26/2015	BCLY	1,459	1,299	–	(160)
MYR	Buy	03/18/2015	BOA	583	563	–	(20)
MYR	Buy	03/26/2015	BOA	2,847	2,530	–	(317)
MYR	Buy	03/26/2015	HSBC	2,190	1,948	–	(242)
MYR	Buy	03/18/2015	JPM	2,861	2,768	–	(93)
MYR	Buy	03/18/2015	MSC	282	273	–	(9)
MYR	Buy	03/18/2015	SCB	366	360	–	(6)
MYR	Buy	03/18/2015	UBS	14,327	13,843	–	(484)
MYR	Buy	03/26/2015	UBS	2,984	2,657	–	(327)
MYR	Sell	03/18/2015	BOA	4,033	3,956	77	–
MYR	Sell	03/18/2015	CBA	920	913	7	–
MYR	Sell	03/18/2015	JPM	500	494	6	–
MYR	Sell	03/26/2015	JPM	9,422	8,434	988	–
MYR	Sell	03/18/2015	MSC	3,534	3,494	40	–
MYR	Sell	03/18/2015	SCB	627	607	20	–
MYR	Sell	03/18/2015	UBS	1,770	1,710	60	–
MYR	Sell	03/18/2015	WEST	1,384	1,332	52	–
NZD	Buy	03/18/2015	BCLY	400	377	–	(23)
NZD	Buy	03/18/2015	CSFB	691	659	–	(32)
NZD	Sell	03/18/2015	CBK	1,502	1,408	94	–
NZD	Sell	03/18/2015	WEST	1,453	1,376	77	–

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
PEN	Buy	03/18/2015	BNP	$2,510	$2,457	$–	$(53)
PEN	Buy	01/22/2016	CBK	1,484	1,457	–	(27)
PEN	Buy	03/18/2015	JPM	283	272	–	(11)
PEN	Sell	03/18/2015	BNP	4,334	4,251	83	–
PEN	Sell	03/18/2015	SCB	674	671	3	–
PEN	Sell	03/18/2015	SSG	1,049	1,028	21	–
PHP	Buy	03/18/2015	CBK	2,897	2,934	37	–
PHP	Buy	03/18/2015	SCB	1,315	1,345	30	–
PHP	Sell	03/18/2015	CBK	1,708	1,730	–	(22)
PLN	Buy	03/18/2015	BOA	1,539	1,551	12	–
PLN	Buy	03/18/2015	BOA	1,837	1,730	–	(107)
PLN	Buy	03/18/2015	CBK	1,027	1,034	7	–
PLN	Buy	03/18/2015	DEUT	959	960	1	–
PLN	Buy	03/18/2015	DEUT	2,377	2,225	–	(152)
PLN	Buy	05/08/2015	DEUT	464	382	–	(82)
PLN	Buy	03/18/2015	HSBC	1,068	1,019	–	(49)
PLN	Buy	03/18/2015	JPM	3,070	2,901	–	(169)
PLN	Buy	03/18/2015	RBS	11,877	10,870	–	(1,007)
PLN	Buy	03/18/2015	SCB	307	299	–	(8)
PLN	Buy	03/18/2015	UBS	1,122	1,031	–	(91)
PLN	Sell	03/18/2015	BCLY	1,092	1,030	62	–
PLN	Sell	03/18/2015	CBK	185	168	17	–
PLN	Sell	03/18/2015	CSFB	1,067	977	90	–
PLN	Sell	05/08/2015	DEUT	1,542	1,281	261	–
PLN	Sell	03/18/2015	GSC	1,836	1,670	166	–
PLN	Sell	03/18/2015	JPM	2,229	2,207	22	–
PLN	Sell	03/18/2015	RBC	203	184	19	–
PLN	Sell	03/18/2015	RBS	403	368	35	–
RON	Buy	03/18/2015	JPM	929	869	–	(60)
RON	Sell	03/18/2015	BCLY	400	374	26	–
RON	Sell	03/18/2015	BNP	3,926	3,628	298	–
RON	Sell	03/18/2015	CBK	691	633	58	–
RUB	Buy	03/18/2015	CSFB	96	86	–	(10)
RUB	Buy	03/18/2015	GSC	815	761	–	(54)
RUB	Buy	03/18/2015	HSBC	4,283	3,492	–	(791)
RUB	Buy	02/02/2015	JPM	430	431	1	–
RUB	Buy	03/18/2015	JPM	7,402	6,190	–	(1,212)
RUB	Sell	03/18/2015	BCLY	516	468	48	–
RUB	Sell	02/02/2015	JPM	796	431	365	–
RUB	Sell	03/18/2015	JPM	1,383	1,193	190	–
RUB	Sell	03/18/2015	JPM	420	422	–	(2)
RUB	Sell	03/18/2015	SCB	298	247	51	–
SGD	Buy	03/18/2015	BOA	315	306	–	(9)
SGD	Buy	03/18/2015	CBK	2,821	2,713	–	(108)
SGD	Buy	03/18/2015	CSFB	2,819	2,712	–	(107)
SGD	Buy	03/18/2015	RBS	2,928	2,858	–	(70)
SGD	Sell	03/18/2015	CBK	1,486	1,429	57	–
SGD	Sell	03/18/2015	CSFB	1,485	1,429	56	–
SGD	Sell	03/18/2015	RBS	5,872	5,731	141	–
THB	Buy	03/18/2015	BCLY	1,881	1,892	11	–
THB	Buy	03/18/2015	BCLY	690	686	–	(4)
THB	Buy	03/18/2015	CBK	7,329	7,405	76	–
THB	Buy	03/18/2015	JPM	1,852	1,873	21	–
THB	Buy	03/18/2015	JPM	1,565	1,564	–	(1)
THB	Buy	03/18/2015	SCB	264	264	–	–
THB	Sell	03/18/2015	BOA	1,315	1,333	–	(18)
THB	Sell	03/18/2015	JPM	729	745	–	(16)
THB	Sell	03/18/2015	SCB	473	479	–	(6)
TRY	Buy	03/18/2015	BCLY	1,328	1,249	–	(79)

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
TRY	Buy	03/18/2015	BNP	$818	$773	$–	$(45)
TRY	Buy	03/16/2015	BOA	14	13	–	(1)
TRY	Buy	03/18/2015	BOA	294	282	–	(12)
TRY	Buy	03/18/2015	CBK	970	919	–	(51)
TRY	Buy	03/18/2015	CSFB	2,601	2,450	–	(151)
TRY	Buy	03/18/2015	DEUT	4,590	4,389	–	(201)
TRY	Buy	03/18/2015	GSC	624	584	–	(40)
TRY	Buy	03/16/2015	JPM	752	704	–	(48)
TRY	Buy	03/18/2015	JPM	5,573	5,353	–	(220)
TRY	Buy	03/18/2015	SCB	303	285	–	(18)
TRY	Buy	03/18/2015	UBS	21,742	20,392	–	(1,350)
TRY	Sell	03/18/2015	BCLY	2,526	2,431	95	–
TRY	Sell	03/18/2015	BOA	10,238	9,730	508	–
TRY	Sell	03/18/2015	HSBC	485	465	20	–
TRY	Sell	03/18/2015	JPM	2,417	2,316	101	–
TRY	Sell	03/18/2015	SSG	820	786	34	–
TRY	Sell	03/18/2015	UBS	12,330	11,626	704	–
UYU	Buy	04/08/2015	CBK	688	702	14	–
UYU	Sell	04/08/2015	CBK	338	351	–	(13)
UYU	Sell	04/08/2015	JPM	336	351	–	(15)
ZAR	Buy	03/18/2015	BCLY	312	309	–	(3)
ZAR	Buy	03/18/2015	DEUT	960	957	–	(3)
ZAR	Buy	03/18/2015	JPM	933	933	–	–
ZAR	Buy	03/18/2015	JPM	3,041	3,039	–	(2)
ZAR	Buy	03/18/2015	SCB	306	303	–	(3)
ZAR	Buy	03/18/2015	UBS	14,207	14,213	6	–
ZAR	Sell	03/18/2015	BCLY	1,132	1,137	–	(5)
ZAR	Sell	03/18/2015	BOA	2,225	2,205	20	–
ZAR	Sell	02/27/2015	CBK	531	531	–	–
ZAR	Sell	03/18/2015	DEUT	3,768	3,796	–	(28)
ZAR	Sell	03/18/2015	HSBC	474	478	–	(4)
ZAR	Sell	03/18/2015	SCB	778	784	–	(6)
ZAR	Sell	03/18/2015	UBS	3,743	3,745	–	(2)
Total						$10,611	$(14,404)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
Counterparty Abbreviations: - (continued)
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian New Rupiah

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations: - (continued)
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish New Zloty
RON	New Romanian Leu
RUB	Russian New Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
OTC	Over-the-Counter
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
THBFIX	Thai Baht Interest Rate Fixing
WIBOR	Warsaw Interbank Offered Rate

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	0.0%
Aa/ AA	0.4
A	14.7
Baa/ BBB	42.0
Ba/ BB	10.7
B	5.6
Caa/ CCC or Lower	0.9
Not Rated	21.4
Non-Debt Securities and Other Short-Term Instruments	6.6
Other Assets and Liabilities	(2.3)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Corporate Bonds	$96,187	$–	$93,629	$2,558
Foreign Government Obligations	194,884	–	194,884	–
Short-Term Investments	18,722	–	18,722	–
Purchased Options	1,228	–	1,228	–
Total	$311,021	$–	$308,463	$2,558
Foreign Currency Contracts *	$10,611	$–	$10,611	$–
Swaps - Interest Rate *	566	–	566	–
Total	$11,177	$–	$11,177	$–
Liabilities:
Written Options	$574	$–	$574	$–
Total	$574	$–	$574	$–
Foreign Currency Contracts *	$14,404	$–	$14,404	$–
Futures *	240	240	–	–
Swaps - Interest Rate *	1,902	–	1,902	–
Total	$16,546	$240	$16,306	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Corporate Bonds and Foreign Government Obligations	$2,048	$—	$9	†	$—	$1,971	$—	$—	$(1,470)	$2,558
Total	$2,048	$—	$9		$—	$1,971	$—	$—	$(1,470)	$2,558

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $8.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

15

The Hartford Emerging Markets Research Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.6%
	Brazil - 3.6%
101	CETIP S.A. - Mercados Organizado	$1,292
92	Hypermarcas S.A. ●	622
37	Itau Unibanco Banco Multiplo S.A. ADR	447
26	Localiza Rent a Car S.A.	332
790	Petroleo Brasileiro S.A.	2,407
75	Raia Drogasil S.A.	718
62	Telefonica Brasil S.A.	1,147
		6,965
	Canada - 0.1%
360	Ivanhoe Mines Ltd. ●	215

	Cayman Islands - 0.1%
392	HC International, Inc. ●	291

	China - 18.8%
25	21Vianet Group, Inc. ADR ●	414
9	Alibaba Group Holding Ltd. ●	775
6,092	AMVIG Holdings Ltd.	3,018
205	Anta Sports Products Ltd.	361
2	Baidu, Inc. ADR ●	545
5,529	China Construction Bank	4,426
534	China Life Insurance Co., Ltd.	2,069
469	China Pacific Insurance Co., Ltd.	2,251
1,746	China Petroleum & Chemical Corp. Class H	1,381
221	China Shenhua Energy Co., Ltd.	607
826	China Shipping Development ●	588
4,397	China Suntien Green Energy	984
355	ENN Energy Holdings Ltd.	2,096
4,527	Greatview Aseptic Packaging Co., Ltd.	2,064
1,136	Guangdong Investment Ltd.	1,525
450	Huabao International Holdings Ltd.	355
5,586	Industrial & Commercial Bank of China Ltd.	3,983
856	Intime Retail Group Co., Ltd.	526
1,008	Lenovo Group Ltd.	1,298
353	Longfor Properties	464
2,819	PetroChina Co., Ltd.	3,061
380	Shandong Weigao Group Medical Polymer Co., Ltd.	299
232	Sinopharm Medicine Holding Co., Ltd.	846
1,098	Sunny Optical Technology Group	1,666
300	Tingyi Holding Corp.	738
		36,340
	Czech Republic - 0.8%
7	Komercni Banka A.S.	1,480

	Greece - 4.5%
5,871	Alpha Bank A.E. ●	2,145
144	Hellenic Exchanges - Athens Stock Exchange S.A.	771
353	Hellenic Telecommunications Organization S.A. ●	2,908
295	Motor Oil Hellas Corinth Refineries S.A.	1,997
1,679	Piraeus Bank S.A. ●	977
		8,798
	Hong Kong - 10.3%
200	AAC Technologies Holdings, Inc.	1,276
362	AIA Group Ltd.	2,099
350	China Mengniu Dairy Co.	1,597
629	China Overseas Land & Investment Ltd.	1,814
2,961	Fosun International	4,135
2,080	MMT Ltd.	595
3,833	Sinotrans Shipping Ltd. ●	867
397	Tencent Holdings Ltd. ●	6,691
744	Towngas China Co., Ltd.	650
1,506	Trinity Ltd.	295
		20,019
	India - 11.7%
67	Alstom India Ltd.	752
165	Alstom T&D India Ltd.	1,265
220	Bharti Airtel Ltd.	1,327
23	Dr. Reddy's Laboratories Ltd. ADR	1,148
4,924	GMR Infrastructure Ltd.	1,527
51	HCL Technologies Ltd.	1,472
534	ICICI Bank Ltd. ●	3,103
368	Idea Cellular Ltd.	917
551	Infrastructure Development Finance Co., Ltd.	1,526
477	ITC Ltd.	2,830
116	J.K. Lakshmi Cement Ltd. ●	726
274	Marico Ltd.	1,592
489	Power Grid Corp. of India Ltd.	1,166
45	Reliance Industries Ltd.	657
65	Sun Pharmaceutical Industries Ltd.	965
44	Tata Consultancy Services Ltd.	1,749
		22,722
	Indonesia - 2.2%
3,050	Bank Tabungan Pensiunan Nasional Tbk ●	963
618	Matahari Department Store Tbk	755
5,544	P.T. Telekomunikasi Indonesia Tbk	1,231
124	PT Gudang Garam Tbk	564
9,242	Sumber Alfaria Trijaya Tbk ●	345
1,413	Vale Indonesia Tbk PT	383
		4,241
	Kenya - 1.0%
955	Equity Group Holdings Ltd. ●	563
8,805	Safaricom Ltd.	1,360
		1,923
	Malaysia - 3.0%
1,358	7-Eleven Malaysia Holdings ●	505
1,426	AMMB Holdings Berhad	2,460
74	British American Tobacco Malaysia Bhd	1,351
2,117	MY EG Services BHD	1,489
		5,805
	Mexico - 2.4%
60	America Movil S.A.B. de C.V. ADR	1,275
70	Concentradora Fibra Hotelera	92
441	Corporacion Inmobiliaria Vesta S. de RL de C.V.	852
174	Grupo Financiero Santander Mexico S.A.B. de C.V.	1,836
303	Wal-Mart de Mexico S.A.B. de C.V.	585
		4,640
	Nigeria - 0.3%
6,974	Zenith Bank plc	587

	Peru - 1.4%
100	Southern Copper Corp.	2,715

	Philippines - 2.8%
180	Jollibee Foods Corp.	943
1,319	LT Group, Inc.	407
651	Metropolitan Bank & Trust Co.	1,402

1

The Hartford Emerging Markets Research Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.6% - (continued)
	Philippines - 2.8% - (continued)
320	Puregold Price Club, Inc.	$304
969	Robinsons Land Corp.	610
384	Universal Robina Corp.	1,800
		5,466
	Romania - 0.4%
59	Electrica S.A. ■●	716

	Russia - 3.6%
72	Lukoil ADR	2,835
35	MMC Norilsk Nickel OJSC ADR	571
191	OAO Gazprom Class S ADR	767
304	OAO Rosneft Oil Co. GDR §	989
480	Sberbank of Russia ADR	1,767
		6,929
	Singapore - 0.2%
133	Petra Foods Ltd.	391

	South Africa - 5.8%
73	Adcock Ingram Holdings Ltd. ●	270
349	Discovery Ltd.	3,434
299	Growthpoint Properties Ltd. ●	751
69	Hyprop Investments Ltd. ●	623
23	Imperial Holdings Ltd.	399
29	Naspers Ltd.	4,131
78	Pick n Pay Stores Ltd.	383
179	Woolworths Holdings Ltd.	1,326
		11,317
	South Korea - 9.8%
7	BGF Retail Co., Ltd. ●	492
15	Doosan Corp.	1,443
45	GS Holdings Corp.	1,689
99	Hana Financial Holdings	2,903
91	Hynix Semiconductor, Inc.	3,930
6	Hyundai Mobis Co., Ltd.	1,365
4	Hyundai Motor Co., Ltd.	604
10	Korea Electric Power Corp.	386
17	Korea Electric Power Corp. ADR	324
13	LG Chem Ltd.	2,261
2	Posco Ltd.	381
78	Shinhan Financial Group Co., Ltd.	3,192
2	Shinhan Financial Group Co., Ltd. ADR	90
		19,060
	Sri Lanka - 0.2%
39	Ceylon Tobacco Co. plc	318

	Taiwan - 8.6%
163	AirTac International Group	1,415
89	Catcher Technology Co., Ltd.	775
136	Delta Electronics, Inc.	829
541	Globalwafers Co., Ltd. ●	1,579
16	Hermes Microvision, Inc.	755
12	Largan Precision Co., Ltd.	990
123	Pchome Online, Inc.	1,377
130	President Chain Store Corp.	999
29	Silergy Corp.	210
1,606	Taiwan Semiconductor Manufacturing Co., Ltd.	7,063
381	Vanguard International Semiconductor Corp.	645
		16,637
	Thailand - 3.7%
41	Big C Supercenter PCL ●	304
3,370	Precious Shipping Public Co., Ltd.	1,438
1,618	PTT Chemical Public Co., Ltd.	2,792
470	Robinson Department Store, PCL ●	642
669	Total Access Communication Public Co., Ltd.	1,921
		7,097
	Turkey - 1.3%
42	Coca-Cola Icecek	837
206	Turkcell Iletisim Hizmetleri AS ●	1,183
55	Ulker Biskuvi Sanayi AS ●	434
		2,454
	Total Common Stocks
	(Cost $184,923)	$187,126

Preferred Stocks - 0.6%
	Brazil - 0.6%
101	Banco Itau Holding	$1,236

	Total Preferred Stocks
	(Cost $1,262)	$1,236

Warrants - 1.0%
	Greece - 0.1%
412	Alpha Bank A.E.	$177

	Russia - 0.5%
933	Micex AP Generis ⌂■	947

	United Kingdom - 0.4%
23	British American Tobacco ⌂†	873

	Total Warrants
	(Cost $2,798)	$1,997

Exchange Traded Funds - 1.1%
	United States - 1.1%
45	iShares Core MSCI Emerging Markets ETF	$2,116

	Total Exchange Traded Funds
	(Cost $2,184)	$2,116

	Total Long-Term Investments (Cost $191,167)	$192,475

Short-Term Investments - 0.3%
	Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $-, collateralized by U.S. Treasury Note 0.88%, 2017, value of $-)
$—	0.04%, 1/31/15	$—

2

The Hartford Emerging Markets Research Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.3% - (continued)
	Repurchase Agreements - 0.3% - (continued)
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $21, collateralized by FHLMC 3.50% -
4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $21)
$21	0.06%, 1/31/15		$21
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $151,
collateralized by U.S. Treasury Bill 0.04% -
0.25%, 2015 - 2016, U.S. Treasury Bond 3.00%
- 9.88%, 2015 - 2044, U.S. Treasury Note 0.25%
	- 4.63%, 2015 - 2022, value of $154)
151	0.05%, 1/31/15		151
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $35,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017
	- 2024, value of $36)
35	0.06%, 1/31/15		35
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $101, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $103)
101	0.04%, 1/31/15		101
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $65, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $67)
65	0.05%, 1/31/15		65
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $6, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $6)
6	0.05%, 1/31/15		6
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $24, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $25)
24	0.06%, 1/31/15		24
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $2)
1	0.06%, 1/31/15		1
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $90, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $91)
90	0.07%, 1/31/15		90
			494
	Total Short-Term Investments
	(Cost $494)		$494

	Total Investments
	(Cost $191,661) ▲	99.6%	$192,969
	Other Assets and Liabilities	0.4%	724
	Total Net Assets	100.0%	$193,693

3

The Hartford Emerging Markets Research Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $193,886 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,411
Unrealized Depreciation	(24,328)
Net Unrealized Depreciation	$(917)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $873, which represents 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $1,663, which represents 0.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $989, which represents 0.5% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2013 - 07/2013	23	British American Tobacco Warrants	$341
06/2013 - 12/2014	933	Micex AP Generis Warrants - 144A	$1,497

At January 31, 2015, the aggregate value of these securities was $1,820, which represents 0.9% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
HKD	Buy	02/02/2015	JPM	$2	$2	$–	$–
INR	Sell	02/02/2015	JPM	400	400	–	–
MXN	Sell	02/03/2015	CBK	98	96	2	–
MXN	Sell	02/05/2015	JPM	51	51	–	–
MXN	Sell	02/04/2015	MSC	178	176	2	–
PHP	Buy	02/02/2015	JPM	303	303	–	–
ZAR	Sell	02/03/2015	BCLY	630	626	4	–
Total						$8	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Emerging Markets Research Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
HKD	Hong Kong Dollar
INR	Indian Rupee
MXN	Mexican New Peso
PHP	Philippine Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.0%
Consumer Staples	9.9
Energy	8.9
Financials	28.5
Health Care	1.7
Industrials	4.9
Information Technology	18.5
Materials	10.4
Services	6.9
Utilities	3.6
Total	99.3%
Short-Term Investments	0.3
Other Assets and Liabilities	0.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities

as of January 31, 2015

Percentage of
Description	Net Assets
Brazilian Real	4.0%
Canadian Dollar	0.1
Czech Koruna	0.8
Euro	4.6
Hong Kong Dollar	28.3
Indian Rupee	11.1
Indonesian New Rupiah	2.2
Kenyan Shilling	1.0
Malaysian Ringgit	3.0
Mexican New Peso	0.7
Nigerian Naira	0.3
Philippine Peso	2.8
Republic of Korea Won	9.6
Singapore Dollar	0.2
South African Rand	5.8
Sri Lankan Rupee	0.2
Taiwanese Dollar	8.6
Thai Bhat	3.7
Turkish New Lira	1.3
United States Dollar	11.3
Other Assets and Liabilities	0.4
Total	100.0%

5

The Hartford Emerging Markets Research Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Brazil	$6,965	$6,965	$–	$–
Canada	215	215	–	–
Cayman Islands	291	291	–	–
China	36,340	5,412	30,928	–
Czech Republic	1,480	–	1,480	–
Greece	8,798	1,997	6,801	–
Hong Kong	20,019	–	20,019	–
India	22,722	2,897	19,825	–
Indonesia	4,241	963	3,278	–
Kenya	1,923	1,360	563	–
Malaysia	5,805	–	5,805	–
Mexico	4,640	4,640	–	–
Nigeria	587	–	587	–
Peru	2,715	2,715	–	–
Philippines	5,466	–	5,466	–
Romania	716	716	–	–
Russia	6,929	6,929	–	–
Singapore	391	–	391	–
South Africa	11,317	893	10,424	–
South Korea	19,060	906	18,154	–
Sri Lanka	318	318	–	–
Taiwan	16,637	1,579	15,058	–
Thailand	7,097	–	7,097	–
Turkey	2,454	–	2,454	–
Total	$187,126	$38,796	$148,330	$–
Exchange Traded Funds	2,116	2,116	–	–
Preferred Stocks	1,236	1,236	–	–
Warrants	1,997	1,997	–	–
Short-Term Investments	494	–	494	–
Total	$192,969	$44,145	$148,824	$–
Foreign Currency Contracts*	$8	$–	$8	$–
Total	$8	$–	$8	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2015, investments valued at $4,488 were transferred from Level 1 to Level 2, and investments valued at $3,835 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford Emerging Markets Research Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Warrants	$817	$—	$—	$—	$—	$—	$—	$(817)	$—
Total	$817	$—	$—	$—	$—	$—	$—	$(817)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Banks - 9.9%
1,065	BB&T Corp.	$37,600
525	M&T Bank Corp.	59,364
1,043	PNC Financial Services Group, Inc.	88,166
1,018	US Bancorp	42,677
2,697	Wells Fargo & Co.	140,007
		367,814
	Capital Goods - 11.1%
354	3M Co.	57,453
119	Caterpillar, Inc.	9,485
1,278	Eaton Corp. plc	80,628
2,927	General Electric Co.	69,923
363	Illinois Tool Works, Inc.	33,821
356	Raytheon Co.	35,578
384	Schneider Electric S.A.	28,880
855	United Technologies Corp.	98,155
		413,923
	Commercial and Professional Services - 0.7%
524	Waste Management, Inc.	26,926

	Consumer Services - 0.9%
355	McDonald's Corp.	32,775

	Diversified Financials - 5.8%
285	Ameriprise Financial, Inc.	35,665
206	BlackRock, Inc.	70,297
1,978	JP Morgan Chase & Co.	107,549
		213,511
	Energy - 11.3%
1,047	Chevron Corp.	107,351
775	Enbridge, Inc.	37,538
1,155	Exxon Mobil Corp.	100,969
1,122	Marathon Oil Corp.	29,848
614	Occidental Petroleum Corp.	49,083
308	Phillips 66	21,666
532	Royal Dutch Shell plc Class B	16,854
1,943	Suncor Energy, Inc.	57,912
		421,221
	Food and Staples Retailing - 1.2%
165	Sysco Corp.	6,475
443	Wal-Mart Stores, Inc.	37,611
		44,086
	Food, Beverage and Tobacco - 6.5%
296	Anheuser-Busch InBev N.V. ADR	36,084
697	Coca-Cola Co.	28,692
281	Diageo plc ADR	33,205
1,121	Kraft Foods Group, Inc.	73,257
460	Philip Morris International, Inc.	36,876
753	Unilever N.V. NY Shares ADR	32,674
		240,788
	Health Care Equipment and Services - 0.8%
433	Baxter International, Inc.	30,453

	Household and Personal Products - 1.0%
423	Procter & Gamble Co.	35,655

	Insurance - 7.2%
740	ACE Ltd.	79,891
2,049	Marsh & McLennan Cos., Inc.	110,173
972	MetLife, Inc.	45,175
667	Principal Financial Group, Inc.	31,293
		266,532
	Materials - 3.2%
485	Akzo Nobel N.V.	34,963
726	Dow Chemical Co.	32,776
420	E.I. DuPont de Nemours & Co.	29,913
517	Nucor Corp.	22,554
		120,206
	Media - 2.0%
866	Thomson Reuters Corp.	33,264
1,787	WPP plc	39,298
		72,562
	Pharmaceuticals, Biotechnology and Life Sciences - 13.0%
469	AstraZeneca plc ADR	33,351
523	Bristol-Myers Squibb Co.	31,497
425	Eli Lilly & Co.	30,586
1,189	Johnson & Johnson	119,021
2,067	Merck & Co., Inc.	124,618
232	Novartis AG	22,594
2,656	Pfizer, Inc.	82,996
138	Roche Holding AG	37,214
		481,877
	Retailing - 3.2%
1,153	Home Depot, Inc.	120,423

	Semiconductors and Semiconductor Equipment - 5.2%
1,270	Analog Devices, Inc.	66,172
2,284	Intel Corp.	75,451
949	Maxim Integrated Products, Inc.	31,401
381	Texas Instruments, Inc.	20,387
		193,411
	Software and Services - 3.4%
2,190	Microsoft Corp.	88,472
1,455	Symantec Corp.	36,043
		124,515
	Technology Hardware and Equipment - 2.2%
3,134	Cisco Systems, Inc.	82,619

	Telecommunication Services - 3.4%
845	BCE, Inc.	38,818
1,925	Verizon Communications, Inc.	87,979
		126,797
	Transportation - 0.9%
338	United Parcel Service, Inc. Class B	33,425

	Utilities - 6.2%
3,866	National Grid plc	54,346
321	NextEra Energy, Inc.	35,029
820	Northeast Utilities	45,577
1,214	UGI Corp.	44,919

1

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.1% - (continued)
	Utilities - 6.2% - (continued)
1,353	Xcel Energy, Inc.		$50,759
			230,630
	Total Common Stocks
	( Cost $3,013,609)		$3,680,149

	Total Long-Term Investments
	(Cost $3,013,609)		$3,680,149

Short-Term Investments - 1.1%
Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $41, collateralized by U.S. Treasury Note 0.88%, 2017, value of $42)
$41	0.04%, 1/31/15		$41
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,793, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $1,829)
1,793	0.06%, 1/31/15		1,793
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$13,009, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury Bond
3.00% - 9.88%, 2015 - 2044, U.S. Treasury Note
	0.25% - 4.63%, 2015 - 2022, value of $13,270)
13,009	0.05%, 1/31/15		13,009
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $3,029,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042, GNMA
3.00%, 2043, U.S. Treasury Bill 0.25%, 2016,
U.S. Treasury Note 0.75% - 2.50%, 2017 - 2024,
	value of $3,090)
3,029	0.06%, 1/31/15		3,029
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $8,666, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $8,839)
8,666	0.04%, 1/31/15		8,666
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $5,634, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $5,747)
5,634	0.05%, 1/31/15		5,634
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $494, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S. Treasury
	Note 0.13% - 4.63%, 2015 - 2024, value of $504)
494	0.05%, 1/31/15		494
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,072, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury Note
	2.38% - 3.63%, 2020 - 2024, value of $2,113)
2,072	0.06%, 1/31/15		2,072
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $127, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $130)
127	0.06%, 1/31/15		127
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $7,733, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $7,888)
7,733	0.07%, 1/31/15		7,733
			42,598
	Total Short-Term Investments
	(Cost $42,598)		$42,598

	Total Investments
	(Cost $3,056,207) ▲	100.2%	$3,722,747
	Other Assets and Liabilities	(0.2)%	(8,328)
	Total Net Assets	100.0%	$3,714,419

2

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $3,064,354 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$704,658
Unrealized Depreciation	(46,265)
Net Unrealized Appreciation	$658,393

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	02/02/2015	BNP	$243	$244	$1	$–
CHF	Buy	02/03/2015	JPM	9,931	9,939	8	–
GBP	Sell	02/02/2015	BMO	5,477	5,484	–	(7)
GBP	Sell	02/03/2015	BNP	791	793	–	(2)
GBP	Sell	02/02/2015	MSC	1,135	1,135	–	–
Total						$9	$(9)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.1%
Consumer Staples	8.7
Energy	11.3
Financials	22.9
Health Care	13.8
Industrials	12.7
Information Technology	10.8
Materials	3.2
Services	3.4
Utilities	6.2
Total	99.1%
Short-Term Investments	1.1
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,680,149	$3,446,000	$234,149	$–
Short-Term Investments	42,598	–	42,598	–
Total	$3,722,747	$3,446,000	$276,747	$–
Foreign Currency Contracts *	$9	$–	$9	$–
Total	$9	$–	$9	$–
Liabilities:
Foreign Currency Contracts *	$9	$–	$9	$–
Total	$9	$–	$9	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 7.6%
		Accommodation and Food Services - 0.1%
		Sugarhouse HSP Gaming Prop Mezz L.P.
	$8,075	6.38%, 06/01/2021 ■	$7,590

		Agriculture, Forestry, Fishing and Hunting - 0.1%
		Tembec Industries, Inc.
	5,685	9.00%, 12/15/2019 ■	5,614

		Arts, Entertainment and Recreation - 0.4%
		Bougeot Bidco plc
GBP	5,000	7.88%, 07/15/2020 §	7,908
		Chester Downs & Marina LLC
	10,189	9.25%, 02/01/2020 ■	7,285
		Gray Television, Inc.
	4,030	7.50%, 10/01/2020	4,141
			19,334
		Chemical Manufacturing - 0.3%
		Hexion Specialty Chemicals
	9,000	8.88%, 02/01/2018	7,717
		Hexion U.S. Finance Corp.
	6,816	6.63%, 04/15/2020	6,403
		Momentive Performance Materials, Inc.
	4,050	3.88%, 10/24/2021	3,493
			17,613
		Construction - 0.2%
		Empresas ICA S.A.B de C.V.
	7,715	8.88%, 05/29/2024 ■	5,410
		Paragon Offshore plc
	8,570	7.25%, 08/15/2024 ■	4,114
			9,524
		Finance and Insurance - 2.7%
		Access Bank plc
	7,000	9.25%, 06/24/2021 ■	5,776
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	7,400	7.00%, 12/29/2049 §	8,624
		Banco do Brasil S.A.
	6,990	9.00%, 06/18/2024 ■♠	6,079
		Banco Santander S.A.
EUR	7,300	6.25%, 03/12/2049 §	8,208
		Bank of Ireland
EUR	4,925	10.00%, 07/30/2016 §	6,033
		Barclays Bank plc
	8,825	8.25%, 12/15/2018 ♠β	9,198
		BC Mountain LLC
	4,393	7.00%, 02/01/2021 ■	3,822
		Cimpor Financial Operations B.V.
	4,000	5.75%, 07/17/2024 ■	3,030
		Credit Agricole S.A.
	4,600	6.63%, 09/23/2019 ■♠Δ	4,514
	5,150	7.88%, 01/23/2024 ■♠	5,317
		Credit Suisse Group AG
	5,490	6.25%, 12/18/2024 ■♠Δ	5,291
	9,000	7.50%, 12/11/2023 ■♠	9,452
		Marfrig Holding Europe B.V.
	4,000	8.38%, 05/09/2018 ■	3,768
		Marfrig Holding Europe, B.V.
	10,000	6.88%, 06/24/2019 ■	8,675
		Nationstar Mortgage LLC
	9,795	6.50%, 07/01/2021	8,473
		Nationwide Building Society
GBP	7,600	6.88%, 03/11/2049 §	11,290
		Societe Generale
	4,415	6.00%, 01/27/2020 ■♠	4,060
	17,150	8.25%, 11/29/2018 §♠	17,750
		TMK OAO Via TMK Capital S.A.
	8,000	6.75%, 04/03/2020 §	4,480
		UniCredit S.p.A.
	9,200	8.00%, 06/03/2024 §♠	9,027
		YPF S.A.
	6,000	8.88%, 12/19/2018 §	6,150
			149,017
		Food Manufacturing - 0.1%
		Galapagos S.A.
EUR	4,000	4.83%, 06/15/2021 ■Δ	4,452
		R&R Ice Cream plc
GBP	1,631	5.50%, 05/15/2020 ■	2,386
			6,838
		Food Services - 0.1%
		Brakes Capital
EUR	4,665	5.08%, 12/15/2018 ■Δ	5,245

		Information - 1.1%
		Altice Financing S.A.
	2,875	6.63%, 02/15/2023 ■	2,875
		Ancestry.com, Inc.
	9,100	9.63%, 10/15/2018 ■	8,554
		Equiniti Bondco plc
GBP	7,000	6.31%, 12/15/2018 ■Δ	9,990
		First Data Corp.
	2,110	8.25%, 01/15/2021 ■	2,250
	6,492	11.75%, 08/15/2021	7,474
		Infor Software Parent LLC
	5,165	7.13%, 05/01/2021 ■‡	5,191
		VimpelCom Holdings B.V.
	5,000	5.20%, 02/13/2019 §	4,125
		Wind Acquisition Finance S.A.
EUR	9,730	4.07%, 07/15/2020 ■Δ	10,721
EUR	8,375	5.30%, 04/30/2019 ■Δ	9,513
			60,693
		Machinery Manufacturing - 0.1%
		Titan International, Inc.
	9,000	6.88%, 10/01/2020	7,751

		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Finance Holdings S.A.
EUR	3,201	8.38%, 06/15/2019 ■	3,506
	5,762	8.63%, 06/15/2019 ■	5,740
			9,246
		Other Services - 0.2%
		Abengoa Finance
EUR	3,630	6.00%, 03/31/2021 ■	3,733
		Abengoa Greenfield S.A.
	10,000	6.50%, 10/01/2019 ■	9,200
			12,933
		Petroleum and Coal Products Manufacturing - 0.6%
		American Energy - Permian Basin LLC
	18,600	6.73%, 08/01/2019 ■‡Δ	13,578

1

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 7.6% - (continued)
		Petroleum and Coal Products Manufacturing - 0.6% - (continued)
		Borets Finance Ltd.
	$6,500	7.63%, 09/26/2018 §	$4,421
		KCA Deutag
	6,065	7.25%, 05/15/2021 ■	4,200
		Kosmos Energy Ltd.
	2,500	7.88%, 08/01/2021 §	2,150
		Shelf Drilling Holdings Ltd.
	4,775	8.63%, 11/01/2018 ■	3,772
		Ultra Petroleum Corp.
	2,180	6.13%, 10/01/2024 ■	1,864
			29,985
		Primary Metal Manufacturing - 0.1%
		Constellium N.V.
EUR	4,000	4.63%, 05/15/2021 ■	3,955

		Retail Trade - 1.0%
		Albertson's Holdings LLC
	680	7.75%, 10/15/2022 ■	700
		Claire's Stores, Inc.
	11,000	9.00%, 03/15/2019 ■	10,285
		Galaxy Bidco Ltd.
GBP	12,500	5.56%, 11/15/2019 ■‡Δ	18,310
		Matalan Finance plc
GBP	7,550	6.88%, 06/01/2019	11,144
		Michaels Stores, Inc.
	1,167	7.50%, 08/01/2018 ■	1,193
		Stretford 79 plc
GBP	2,000	4.81%, 07/15/2020 ■Δ	2,174
GBP	8,335	4.81%, 12/29/2049 ■Δ	9,059
			52,865
		Utilities - 0.2%
		Genon Energy, Inc.
	8,000	7.88%, 06/15/2017	7,840

		Wholesale Trade - 0.1%
		Dynegy, Inc.
	5,710	6.75%, 11/01/2019 ■	5,867

		Total Corporate Bonds
		(Cost $471,225)	$411,910

Senior Floating Rate Interests ♦ - 85.9%
		Accommodation and Food Services - 0.6%
		CityCenter Holdings LLC
	$25,073	4.25%, 10/16/2020	$24,916
		ESH Hospitality, Inc.
	1,305	5.00%, 06/24/2019	1,307
		Four Seasons Holdings, Inc.
	4,690	6.25%, 12/27/2020	4,661
			30,884
		Administrative, Support, Waste Management and Remediation Services - 4.3%
		Acosta Holdco, Inc.
	36,000	5.00%, 09/26/2021	36,045
		ADS Waste Holdings, Inc.
	30,372	3.75%, 10/09/2019	29,461
		Audio Visual Services Group, Inc.
	11,081	4.50%, 01/25/2021	10,957
		Brickman Group Holdings, Inc.
	40,695	4.00%, 12/18/2020	39,658
	11,912	7.50%, 12/17/2021	11,659
		Filtration Group, Inc.
	4,608	4.50%, 11/20/2020	4,574
	2,070	8.25%, 11/22/2021	2,034
		Ipreo Holdings LLC
	8,593	4.25%, 08/06/2021	8,436
		Nets Holding A/S
EUR	13,150	4.25%, 07/09/2021	14,621
		PRA Holdings, Inc.
	24,374	4.50%, 09/23/2020	24,145
		ServiceMaster (The) Co.
	33,597	4.25%, 07/01/2021	33,146
		TransUnion LLC
	17,118	4.00%, 04/09/2021	16,866
			231,602
		Agriculture, Construction, Mining and Machinery - 1.1%
		International Equipment Solutions LLC
	10,792	6.75%, 08/16/2019	10,765
		Minimax
EUR	10,225	4.25%, 08/14/2020	10,536
		Signode Industrial Group US, Inc.
	36,752	3.75%, 05/01/2021	35,649
EUR	2,652	4.00%, 05/01/2021	2,981
			59,931
		Air Transportation - 0.7%
		AMR Corp.
	22,030	3.75%, 06/27/2019	21,824
		Landmark Aviation
	663	4.75%, 10/25/2019	654
		Landmark Aviation, Term Loan B
	16,695	4.75%, 10/25/2019	16,479
			38,957
		Apparel Manufacturing - 0.1%
		Bauer Performance Sports Ltd.
	5,751	4.00%, 04/15/2021	5,650

		Arts, Entertainment and Recreation - 9.9%
		24 Hour Fitness Worldwide, Inc.
	22,060	4.75%, 05/28/2021	21,299
		Aristocrat Leisure Ltd.
	38,745	4.75%, 10/20/2021	38,091
		Caesars Entertainment Operating Co., Inc.
	5,100	7.01%, 03/01/2017	4,549
	30,855	9.75%, 01/28/2018	27,480
		Caesars Entertainment Resort Properties LLC
	36,759	7.00%, 10/11/2020 ☼	35,000
		Caesars Growth Property Holdings LLC
	34,294	6.25%, 05/08/2021	31,281
		Dex Media West LLC
	6,236	8.00%, 12/30/2016	5,447
		Formula One Holdings
	52,299	4.75%, 07/30/2021	50,548
	19,285	7.75%, 07/29/2022 ☼	18,666
		Hoyts Group Holdings LLC
	6,678	4.00%, 05/29/2020	6,536
	6,212	8.25%, 11/30/2020	6,088

2

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 85.9% - (continued)
		Arts, Entertainment and Recreation - 9.9% - (continued)
		ION Media Networks, Inc.
	$8,947	4.75%, 12/18/2020	$8,850
		MGM Resorts International
	34,865	3.50%, 12/20/2019	34,299
		Numericable, Term Loan B
	4,643	4.50%, 05/21/2020	4,618
		Numericable, Term Loan B-2
	4,017	4.50%, 05/21/2020	3,995
		Quebecor Media, Inc.
	21,676	3.25%, 08/17/2020	20,978
		R.H. Donnelley, Inc.
	3,939	9.75%, 12/31/2016	2,992
		Salem Communications Corp.
	10,925	4.50%, 03/13/2020	10,734
		Scientific Games International, Inc.
	30,820	6.00%, 10/01/2021	30,388
		Station Casinos LLC
	32,076	4.25%, 03/02/2020	31,560
		Templar Energy
	16,045	8.50%, 11/25/2020	9,787
		Tribune Co.
	36,965	4.00%, 12/27/2020	36,456
		Univision Communications, Inc., Term Loan C-3
	17,906	4.00%, 03/01/2020	17,625
		Univision Communications, Inc., Term Loan C-4
	64,978	4.00%, 03/01/2020	63,963
		Warner Music Group Corp.
	7,144	3.75%, 07/01/2020	6,899
		XO Communications LLC
	11,247	4.25%, 03/20/2021	11,126
			539,255
		Beverage and Tobacco Product Manufacturing - 0.4%
		DE Master Blenders 1753 N.V.
	24,250	3.50%, 07/23/2021	24,008

		Chemical Manufacturing - 3.8%
		Arysta LifeScience Corp.
	11,260	4.50%, 05/29/2020	11,244
		Axil Coating Systems
	17,926	3.75%, 02/01/2020	17,545
		Cytec Industries, Inc.
	1,933	4.50%, 10/03/2019	1,915
		Exopack LLC
	12,915	5.25%, 05/08/2019	12,886
		Ferro Corp.
	7,112	4.00%, 07/30/2021	6,988
		Houghton International, Inc.
	13,223	4.00%, 12/20/2019	12,975
		Ineos US Finance LLC
	41,495	3.75%, 05/04/2018	40,363
		Monarch, Inc.
	3,725	4.50%, 10/03/2019	3,690
		Pinnacle Operating Corp.
	15,475	4.75%, 11/15/2018	15,340
		PQ Corp.
	14,655	4.00%, 08/07/2017	14,413
		Solenis International L.P.
	10,010	4.25%, 07/31/2021	9,694
EUR	2,993	4.50%, 07/31/2021	3,374
		Univar, Inc.
	45,780	5.00%, 06/30/2017	44,099
		Utex Industries, Inc.
	9,487	5.00%, 05/21/2021	8,633
	3,000	8.25%, 05/20/2022	2,670
			205,829
		Computer and Electronic Product Manufacturing - 2.8%
		Avago Technologies Ltd.
	17,967	3.75%, 05/06/2021	17,927
		CDW LLC
	33,877	3.25%, 04/29/2020	33,106
		Ceridian LLC
	18,505	4.50%, 05/09/2017	18,135
		Freescale Semiconductor, Inc.
	36,025	4.25%, 02/28/2020	35,485
	12,393	5.00%, 01/15/2021	12,396
		Micro Focus International
	29,500	5.25%, 11/19/2021	28,443
		Vantiv LLC
	8,726	3.75%, 06/13/2021	8,643
			154,135
		Construction - 1.3%
		Brand Energy & Infrastructure Services, Inc.
	24,458	4.75%, 11/26/2020	23,025
		Brock Holdings III, Inc.
	15,975	6.00%, 03/16/2017	15,016
	5,898	10.00%, 03/16/2018	4,807
		Pike Corp.
	13,560	5.50%, 12/22/2021	13,526
	5,125	9.50%, 06/22/2022	5,040
		Summit Materials LLC
	10,734	5.00%, 01/30/2019	10,716
			72,130
		Fabricated Metal Product Manufacturing - 0.2%
		Ameriforge Group, Inc.
	10,443	5.00%, 12/19/2019	9,033

		Finance and Insurance - 6.7%
		Asurion LLC
	7,318	4.25%, 07/08/2020	7,154
	35,008	5.00%, 05/24/2019	34,745
	5,715	8.50%, 03/03/2021	5,644
		Capital Automotive L.P.
	5,986	4.00%, 04/10/2019	5,952
	3,805	6.00%, 04/30/2020	3,781
		Cooper Gay Swett & Crawford Ltd.
	9,284	5.00%, 04/16/2020	8,510
	5,140	8.25%, 10/16/2020	4,472
		Evertec LLC
	13,579	3.50%, 04/17/2020	13,257
		Grosvenor Capital Management L.P.
	9,703	3.75%, 01/04/2021	9,436
		Guggenheim Partners LLC
	15,109	4.25%, 07/22/2020	15,033
		Hub International Ltd.
	33,206	4.25%, 10/02/2020	32,155
		Interactive Data Corp.
	19,400	4.75%, 05/02/2021	19,307

3

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 85.9% - (continued)
		Finance and Insurance - 6.7% - (continued)
		ION Trading Technologies Ltd.
EUR	15,456	4.50%, 06/10/2021	$17,482
	10,815	7.25%, 06/10/2022	10,382
		National Financial Partners Corp.
	5,917	4.50%, 07/01/2020	5,824
		Santander Asset Management S.A.
	31,363	4.25%, 12/17/2020	31,191
EUR	7,920	4.50%, 12/17/2020	8,953
		Sedgwick CMS Holdings, Inc.
	47,881	3.75%, 03/01/2021	46,145
	16,125	6.75%, 02/28/2022	15,117
		USI Insurance Services LLC
	25,898	4.25%, 12/27/2019	25,413
		Walter Investment Management Corp.
	50,239	4.75%, 12/18/2020	43,833
			363,786
		Food Manufacturing - 2.9%
		Burton's Foods Ltd.
GBP	6,300	5.56%, 11/27/2020	8,804
		Del Monte Foods Co.
	46,053	3.50%, 03/09/2020	44,167
		Hearthside Food Solutions
	11,995	4.50%, 06/02/2021	11,935
		Hostess Brands, Inc.
	14,625	6.75%, 04/09/2020	14,845
		JBS USA LLC
	19,389	3.75%, 05/25/2018	19,195
	9,016	3.75%, 09/18/2020	8,903
		Milk Specialties Co.
	8,691	7.50%, 11/09/2018	8,561
		Roundy's Supermarkets, Inc.
	23,918	5.75%, 03/03/2021	22,065
		U.S. Foodservice, Inc.
	21,821	4.50%, 03/31/2019	21,733
			160,208
		Furniture and Related Product Manufacturing - 0.9%
		AOT Bedding Super Holdings LLC
	30,992	4.25%, 10/01/2019	30,695
		Wilsonart International Holdings LLC
	15,997	4.00%, 10/31/2019	15,667
			46,362
		Health Care and Social Assistance - 6.8%
		AccentCare, Inc.
	5,845	6.50%, 12/22/2016	5,056
		Alere, Inc.
	21,298	4.25%, 06/30/2017	21,266
		American Renal Holdings, Inc.
	19,957	4.50%, 08/20/2019	19,658
	11,235	8.50%, 03/20/2020	11,122
		Ardent Medical Services, Inc.
	6,357	6.75%, 07/02/2018	6,351
		DJO Finance LLC
	18,029	4.25%, 09/15/2017	17,967
		DSI Renal, Inc.
	5,647	4.50%, 04/23/2021	5,569
	6,200	7.75%, 10/22/2021	6,138
		Healogics, Inc.
	7,471	5.25%, 07/01/2021	7,334
		Iasis Healthcare LLC
	18,115	4.50%, 05/03/2018 ☼	18,083
		Ikaria Acquisition, Inc.
	6,383	5.00%, 02/12/2021	6,358
	4,075	8.75%, 02/14/2022	4,080
		Immucor, Inc.
	17,221	5.00%, 08/19/2018	17,070
		IMS Health, Inc.
	12,283	3.50%, 03/17/2021	12,037
		inVentiv Health, Inc.
	32,729	7.75%, 05/15/2018 ☼	32,439
		One Call Medical, Inc.
	26,820	5.00%, 11/27/2020	26,474
		Ortho-Clinical Diagnostics, Inc.
	35,410	4.75%, 06/30/2021	33,958
		Pharmaceutical Product Development, Inc.
	4,275	4.00%, 12/05/2018	4,253
		Pharmedium Healthcare Corp.
	4,062	4.25%, 01/28/2021	3,966
	3,280	7.75%, 01/28/2022	3,227
		STHI Holding Corp.
	13,122	4.50%, 08/06/2021	13,018
		Surgery Center Holdings, Inc.
	12,930	5.25%, 11/03/2020	12,590
	11,200	8.50%, 11/03/2021	10,794
		Truven Health Analytics, Inc.
	12,235	4.50%, 06/06/2019	11,807
		US Renal Care, Inc.
	21,347	4.25%, 07/03/2019	21,027
	3,510	8.50%, 01/03/2020	3,501
	2,666	10.25%, 01/03/2020	2,679
		Valeant Pharmaceuticals International, Inc.
	8,738	3.50%, 12/11/2019	8,671
	21,966	3.50%, 08/05/2020	21,804
			368,297
		Health Care Providers and Services - 0.5%
		CRC Health Corp.
	12,704	5.25%, 03/29/2021	12,651
		Multiplan, Inc.
	16,648	3.75%, 03/31/2021	16,217
			28,868
		Information - 9.1%
		Altice Financing S.A.
	5,090	5.25%, 01/28/2022 ☼	5,039
EUR	1,390	5.26%, 01/01/2022 ☼	1,563
		Ancestry.com, Inc.
	22,756	4.50%, 12/28/2018	22,552
		Cabovisao-Televisao Por Cabo S.A.
	37,545	5.50%, 07/02/2019	37,498
		Charter Communications Operating LLC
	5,581	3.00%, 01/03/2021	5,482
		Eagle Parent, Inc.
	34,133	4.00%, 05/16/2018	34,005
		First Data Corp.
	63,764	3.67%, 03/23/2018	62,548
	3,060	3.67%, 09/24/2018	3,003
	14,744	4.17%, 03/24/2021	14,564
		Hyland Software, Inc.
	10,261	4.75%, 02/19/2021	10,227

4

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 85.9% - (continued)
		Information - 9.1% - (continued)
		Infor US, Inc.
	$3,991	3.75%, 06/03/2020	$3,878
EUR	3,537	4.00%, 06/03/2020	3,927
		Intelsat Jackson Holdings S.A.
	26,503	3.75%, 06/28/2019	26,178
		Kronos, Inc.
	18,042	4.50%, 10/30/2019	17,970
	4,034	9.75%, 04/30/2020	4,115
		Lawson Software, Inc.
	24,571	3.75%, 06/03/2020	23,962
		Level 3 Communications, Inc.
	32,045	4.00%, 08/01/2019	31,740
	27,443	4.00%, 01/15/2020	27,180
		Level 3 Financing, Inc.
	11,685	4.50%, 01/31/2022	11,691
		Light Tower Fiber LLC
	17,353	4.00%, 04/13/2020	16,950
	2,078	8.00%, 04/12/2021	2,030
		Mediacom Communications Corp.
	11,221	3.25%, 01/29/2021	10,962
		MISYS plc
	25,720	5.00%, 12/12/2018	25,729
		NexTag, Inc.
	774	0.00%, 06/04/2019 ●	542
		Peak 10, Inc.
	2,806	5.00%, 06/17/2021	2,758
	4,310	8.25%, 06/17/2022	4,148
		RedPrairie Corp.
	15,606	6.00%, 12/21/2018	14,800
		Syniverse Holdings, Inc.
	5,429	4.00%, 04/23/2019	5,243
		TransFirsT, Inc.
	5,500	5.50%, 11/12/2021	5,493
	2,225	9.00%, 11/11/2022	2,194
		Virgin Media Finance plc
	15,280	3.50%, 06/07/2020	15,025
		Virgin Media Investment Holdings Ltd.
GBP	18,800	4.25%, 06/30/2023	28,099
		Zayo Group LLC
	12,823	4.00%, 07/02/2019	12,683
			493,778
		Media - 0.6%
		Entravision Communications Corp.
	15,241	3.50%, 05/31/2020	14,734
		Media General, Inc.
	20,821	4.25%, 07/31/2020	20,691
			35,425
		Mining - 3.1%
		Alpha Natural Resources, Inc.
	20,883	3.50%, 05/22/2020	14,957
		American Rock Salt Holdings LLC
	23,880	4.75%, 05/20/2021	23,335
	6,550	8.00%, 05/20/2022	6,477
		Arch Coal, Inc.
	79,094	6.25%, 05/16/2018	56,496
		BWAY Holding Co.
	27,328	5.50%, 08/14/2020	27,362
		Dynacast International LLC
	7,500	5.75%, 01/28/2022 ☼	7,462
		Fortescue Metals Group Ltd.
	35,227	3.75%, 06/30/2019	30,824
			166,913
		Miscellaneous Manufacturing - 2.2%
		Bombardier Recreational Products, Inc.
	12,675	4.00%, 01/30/2019	12,351
		Hamilton Sundstrand Corp.
	49,272	4.00%, 12/13/2019	46,039
		Provo Craft & Novelty, Inc.
	8,023	0.00%, 03/22/2016 ⌂●†	—
		Reynolds Group Holdings, Inc.
	28,024	4.00%, 12/01/2018	27,697
		Sequa Corp.
	12,134	5.25%, 06/19/2017	11,608
		TransDigm Group, Inc.
	12,784	3.75%, 02/28/2020	12,590
	9,353	3.75%, 06/04/2021	9,215
			119,500
		Motor Vehicle and Parts Manufacturing - 0.7%
		Navistar, Inc.
	33,677	5.75%, 08/17/2017	33,677
		Tower Automotive Holdings USA LLC
	6,926	4.00%, 04/23/2020	6,778
			40,455
		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Holdings USA, Inc.
	8,898	4.00%, 12/17/2019	8,731

		Other Services - 2.6%
		Alliance Laundry Systems LLC
	12,879	4.25%, 12/10/2018	12,724
		Apex Tool Group LLC
	17,989	4.50%, 01/31/2020	17,464
		Gardner Denver, Inc.
	51,459	4.25%, 07/30/2020	48,024
EUR	15,720	4.75%, 07/30/2020	16,857
		Husky Injection Molding Systems Ltd.
	8,677	4.25%, 06/30/2021	8,507
		Husky International Ltd.
	4,465	7.25%, 06/30/2022	4,242
		Rexnord LLC
	33,054	4.00%, 08/21/2020	32,475
			140,293
		Petroleum and Coal Products Manufacturing - 5.0%
		American Energy - Marcellus LLC
	21,880	5.25%, 08/04/2020	17,942
	3,335	8.50%, 08/04/2021	2,493
		Callon Petroleum Co.
	7,195	8.50%, 10/08/2021	6,655
		Chief Exploration & Development
	17,650	7.50%, 05/16/2021	15,414
		Crosby Worldwide Ltd.
	21,968	3.75%, 11/23/2020	19,771
		Drillships Ocean Ventures, Inc.
	20,371	5.50%, 07/25/2021	16,948
		Fieldwood Energy LLC
	10,571	3.88%, 09/28/2018	9,673
		Jefferson Gulf Coast Energy Partners LLC
	7,481	9.00%, 02/27/2018	7,107

5

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 85.9% - (continued)
	Petroleum and Coal Products Manufacturing - 5.0% - (continued)
	KCA Deutag
$22,034	6.25%, 05/15/2020	$15,975
	Macquarie Infrastructure Co., Inc.
12,676	3.25%, 06/01/2020	12,403
	Ocean Rig ASA
25,191	6.00%, 03/31/2021	19,402
	Pacific Drilling S.A.
10,564	4.50%, 06/03/2018	8,068
	Paragon Offshore Finance Co.
15,955	3.75%, 06/19/2021	12,066
	Peabody Energy Corp.
18,473	4.25%, 09/24/2020	15,456
	Samson Investment Co.
41,075	5.00%, 09/25/2018	25,459
	Seadrill Ltd.
43,326	4.00%, 02/21/2021	34,221
	Shelf Drilling International Holdings Ltd.
21,820	10.00%, 10/08/2018	15,274
	Western Refining, Inc.
18,563	4.25%, 11/15/2020	17,977
		272,304
	Pipeline Transportation - 0.4%
	EMG Utica LLC
4,800	4.75%, 03/27/2020	4,224
	Philadelphia Energy Solutions LLC
20,091	6.25%, 04/04/2018	18,082
		22,306
	Plastics and Rubber Products Manufacturing - 0.7%
	Berry Plastics Group, Inc.
22,418	3.50%, 02/08/2020	21,928
	Consolidated Container Co.
6,843	5.00%, 07/03/2019	6,599
	Tricorbraun, Inc.
7,113	4.00%, 05/03/2018	6,986
		35,513
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
16,787	3.75%, 03/10/2017	16,620

	Professional, Scientific and Technical Services - 2.8%
	Advantage Sales & Marketing, Inc.
26,237	4.25%, 07/23/2021	25,913
7,580	7.50%, 07/25/2022	7,409
	Affinion Group, Inc.
64,431	6.75%, 04/30/2018	60,001
	AlixPartners LLP
14,254	4.00%, 07/10/2020	13,982
4,575	9.00%, 07/10/2021	4,602
	MoneyGram International, Inc.
18,901	4.25%, 03/27/2020	17,493
	Paradigm Ltd.
13,652	4.75%, 07/30/2019	12,355
	RBS Holding Co. LLC
11,709	9.50%, 03/23/2016	7,962
		149,717
	Real Estate, Rental and Leasing - 1.4%
	DTZ U.S. Borrower LLC
11,134	5.50%, 11/04/2021	11,113
5,330	9.25%, 11/04/2022	5,257
	Fly Leasing Ltd.
8,919	4.50%, 08/09/2019	8,863
	Neff Corp.
10,805	7.25%, 06/09/2021	10,562
	Realogy Corp.
3,932	4.42%, 10/10/2016	3,864
	Realogy Group LLC
37,289	3.75%, 03/05/2020	36,674
		76,333
	Retail Trade - 7.2%
	99 Cents Only Stores
7,918	4.50%, 01/11/2019	7,833
	Albertson's LLC
31,395	4.50%, 08/25/2021	31,313
	American Tire Distributors, Inc.
19,418	5.75%, 06/01/2018	19,406
	Amscan Holdings, Inc.
24,639	4.00%, 07/27/2019	24,081
	Armored AutoGroup, Inc.
8,294	6.00%, 11/05/2016	8,253
	Cooper-Standard Automotive, Inc.
11,836	4.00%, 04/02/2021	11,669
	FleetPride, Inc.
15,680	5.25%, 11/19/2019	15,327
	Hillman (The) Cos., Inc.
12,457	4.50%, 06/30/2021 ☼	12,387
	Lands' End, Inc.
36,891	4.25%, 04/04/2021	35,323
	Mauser-Werke GmbH
13,227	4.50%, 07/31/2021	12,896
12,725	8.25%, 07/31/2022	12,343
	Michaels Stores, Inc.
18,104	3.75%, 01/28/2020	17,756
17,149	4.00%, 01/28/2020	16,951
	Neiman Marcus (The) Group, Inc.
46,182	4.25%, 10/25/2020	44,725
	Quikrete (The) Companies, Inc.
17,121	4.00%, 09/28/2020	16,885
7,105	7.00%, 03/26/2021	7,087
	Rite Aid Corp.
23,330	4.88%, 06/21/2021	23,315
7,755	5.75%, 08/21/2020	7,770
	Sports (The) Authority, Inc.
23,672	7.50%, 11/16/2017	20,161
	Supervalu, Inc.
23,345	4.50%, 03/20/2019	23,112
	Weight Watchers International, Inc.
36,689	4.00%, 04/02/2020	24,605
		393,198
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Revlon Consumer Products Corp.
18,993	4.00%, 10/08/2019	18,716

	Transit and Ground Passenger Transportation - 0.6%
	Emergency Medical Services Corp.
30,335	4.00%, 05/25/2018	30,153

6

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 85.9% - (continued)
	Truck Transportation - 0.4%
	Nexeo Solutions LLC, Term Loan B-1
$11,070	5.00%, 09/08/2017		$10,535
	Nexeo Solutions LLC, Term Loan B-2
10,709	5.00%, 09/08/2017		10,191
			20,726
	Utilities - 3.9%
	Calpine Corp.
21,670	3.00%, 05/03/2020		20,948
33,255	3.25%, 01/31/2022		32,282
18,461	4.00%, 04/01/2018		18,323
12,880	4.00%, 10/09/2019		12,720
4,232	4.00%, 10/31/2020		4,179
	Energy Future Holdings
14,205	4.25%, 06/19/2016		14,183
	Exgen Texas Power LLC
13,961	5.75%, 09/18/2021		13,798
	La Frontera Generation LLC
10,944	4.50%, 09/30/2020		10,707
	PowerTeam Services LLC
2,665	8.25%, 11/06/2020		2,575
	PowerTeam Services LLC, Delayed Draw Term Loan
838	4.25%, 05/06/2020		813
	PowerTeam Services LLC, Term Loan 1
15,686	4.25%, 05/06/2020		15,228
	Sandy Creek Energy Associates L.P.
12,464	5.00%, 11/09/2020 ☼		12,168
	Star West Generation LLC
9,960	4.25%, 03/13/2020		9,802
	Texas Competitive Electric Holdings Co. LLC
75,000	4.66%, 10/10/2017 ☼Ψ		46,730
			214,456
	Wholesale Trade - 1.4%
	Gates Global LLC
50,364	4.25%, 07/05/2021		49,054
	Harbor Freight Tools
9,219	4.75%, 07/26/2019		9,203
	HD Supply, Inc.
19,298	4.00%, 06/28/2018		19,105
			77,362
	Total Senior Floating Rate Interests
	(Cost $4,907,245)		$4,671,434

Common Stocks - 0.1%
	Consumer Durables and Apparel - 0.0%
3	Provo Craft & Novelty, Inc. ⌂●†		$—

	Consumer Services - 0.0%
3,835	NexTag, Inc. ⌂●†		—
—	NTI Holdings Tax Refund ●†		—
—	NTI Lender Tax Refund ●†		—
			—
	Energy - 0.0%
418,220	KCA Deutag ⌂●†		585

	Media - 0.0%
16	F & W Publications, Inc. ●		1,091

	Software and Services - 0.1%
138	Momentive Performance Materials, Inc. ⌂●†		3,562
			3,562
	Total Common Stocks
	(Cost $10,663)		$5,238

Exchange Traded Funds - 1.7%
	Other Investment Pools and Funds - 1.7%

46	iShares 1-3 Year Credit Bond ETF		$4,825
407	iShares Mortgage Real Estate Capped ETF		4,751
408	iShares U.S. Preferred Stock ETF		16,292
2,191	Powershares Preferred Portfolio ETF		35,495
689	SPDR Barclays Short Term High Yield Bond ETF		19,955
215	SPDR S&P International Dividend ETF		9,045
			90,363
	Total Exchange Traded Funds
	(Cost $90,817)		$90,363

	Total Long-Term Investments
	(Cost $5,479,950)		$5,178,945

Short-Term Investments - 2.7%
Other Investment Pools and Funds - 2.7%
149,468	JP Morgan U.S. Government Money Market Fund		$149,468

	Total Short-Term Investments
	(Cost $149,468)		$149,468

	Total Investments
	(Cost $5,629,418) ▲	98.0%	$5,328,413
	Other Assets and Liabilities	2.0%	110,062
	Total Net Assets	100.0%	$5,438,475

7

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $5,634,079 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,062
Unrealized Depreciation	(313,728)
Net Unrealized Depreciation	$(305,666)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $4,147, which represents 0.1% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $248,110, which represents 4.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $90,166, which represents 1.7% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	$418,220	KCA Deutag	$5,668
04/2014	138	Momentive Performance Materials, Inc.	4,994
06/2014	3,835	NexTag, Inc.	–
09/2011	3	Provo Craft & Novelty, Inc.	–
09/2013 - 01/2015	8,023	Provo Craft & Novelty, Inc., 0.00%, 03/22/2016	2,131

At January 31, 2015, the aggregate value of these securities was $4,147, which represents 0.1% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

8

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $36,807 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	02/27/2015	RBC	$258	$241	$–	$(17)
EUR	Buy	02/04/2015	BCLY	1,562	1,563	1	–
EUR	Buy	02/27/2015	BNP	2,311	2,261	–	(50)
EUR	Sell	02/27/2015	BCLY	1,562	1,563	–	(1)
EUR	Sell	02/27/2015	BOA	28,682	27,497	1,185	–
EUR	Sell	02/27/2015	CBK	28,689	27,492	1,197	–
EUR	Sell	02/27/2015	CSFB	28,661	27,497	1,164	–
EUR	Sell	02/27/2015	DEUT	28,803	27,495	1,308	–
EUR	Sell	02/27/2015	MSC	1,364	1,338	26	–
EUR	Sell	02/27/2015	UBS	31,342	30,080	1,262	–
GBP	Sell	02/27/2015	DEUT	115,734	115,262	472	–
Total						$6,615	$(68)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Baa/ BBB	0.6%
Ba/ BB	17.4
B	65.3
Caa/ CCC or Lower	8.1
Not Rated	2.1
Non-Debt Securities and Other Short-Term Instruments	4.5
Other Assets and Liabilities	2.0
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

9

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Consumer Durables and Apparel	$–	$–	$–	$–
Consumer Services	–	–	–	–
Energy	585	–	–	585
Media	1,091	–	1,091	–
Software and Services	3,562	–	–	3,562
Total	5,238	–	1,091	4,147
Corporate Bonds	411,910	–	411,910	–
Exchange Traded Funds	90,363	90,363	–	–
Senior Floating Rate Interests	4,671,434	–	4,671,434	–
Short-Term Investments	149,468	149,468	–	–
Total	$5,328,413	$239,831	$5,084,435	$4,147
Foreign Currency Contracts*	$6,615	$–	$6,615	$–
Total	$6,615	$–	$6,615	$–
Liabilities:
Foreign Currency Contracts*	$68	$–	$68	$–
Total	$68	$–	$68	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Common Stocks	$6,746	$—	$(2,599	)*	$—	$—	$—	$—	$—	$4,147
Senior Floating Rate Interests	—	—	(421	)†	421	—	—	—	—	—
Total	$6,746	$—	$(3,020)		$421	$—	$—	$—	$—	$4,147

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(2,599).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(421).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 17.2%
		Accommodation and Food Services - 0.2%
		Sugarhouse HSP Gaming Prop Mezz L.P.
	$990	6.38%, 06/01/2021 ■	$931

		Agriculture, Forestry, Fishing and Hunting - 0.3%
		Tembec Industries, Inc.
	1,420	9.00%, 12/15/2019 ■	1,402

		Arts, Entertainment and Recreation - 0.3%
		Chester Downs & Marina LLC
	2,340	9.25%, 02/01/2020 ■	1,673

		Chemical Manufacturing - 0.7%
		Hexion Specialty Chemicals
	1,300	8.88%, 02/01/2018	1,115
		Momentive Performance Materials, Inc.
	2,740	3.88%, 10/24/2021	2,363
			3,478
		Construction - 0.6%
		Empresas ICA S.A.B de C.V.
	1,425	8.88%, 05/29/2024 ■	999
		Paragon Offshore plc
	3,430	7.25%, 08/15/2024 ■	1,647
			2,646
		Finance and Insurance - 5.9%
		Access Bank plc
	1,500	9.25%, 06/24/2021 ■	1,238
		Banco do Brasil S.A.
	1,995	9.00%, 06/18/2024 ■♠	1,735
		Banco Santander S.A.
EUR	1,400	6.25%, 03/12/2049 §	1,574
		Bank of Ireland
EUR	650	10.00%, 07/30/2016 §	796
		Barclays Bank plc
	925	8.25%, 12/15/2018 ♠β	964
		BC Mountain LLC
	1,320	7.00%, 02/01/2021 ■	1,148
		Cimpor Financial Operations B.V.
	500	5.75%, 07/17/2024 ■	379
		Credit Agricole S.A.
	1,650	6.63%, 09/23/2019 ■♠Δ	1,619
	1,585	7.88%, 01/23/2024 ■♠	1,637
		Credit Suisse Group AG
	1,100	6.25%, 12/18/2024 ■♠Δ	1,060
	1,800	7.50%, 12/11/2023 ■♠	1,890
		Marfrig Holding Europe B.V.
	1,000	8.38%, 05/09/2018 ■	942
		Marfrig Holding Europe, B.V.
	3,000	6.88%, 06/24/2019 ■	2,603
		Nationstar Mortgage LLC
	1,960	6.50%, 07/01/2021	1,695
		Nationwide Building Society
GBP	1,200	6.88%, 03/11/2049 §	1,783
		Societe Generale
	1,470	6.00%, 01/27/2020 ■♠	1,352
	2,725	8.25%, 11/29/2018 §♠	2,820
		TMK OAO Via TMK Capital S.A.
	2,000	6.75%, 04/03/2020 §	1,120
		UniCredit S.p.A.
	1,850	8.00%, 06/03/2024 §♠	1,815
			28,170
		Food Manufacturing - 0.2%
		Galapagos S.A.
EUR	1,000	4.83%, 06/15/2021 ■Δ	1,113

		Food Services - 0.1%
		Brakes Capital
EUR	335	5.08%, 12/15/2018 ■Δ	377

		Information - 2.3%
		Altice Financing S.A.
	575	6.63%, 02/15/2023 ■	575
		Ancestry.com, Inc.
	3,150	9.63%, 10/15/2018 ■‡	2,961
		Equiniti Bondco plc
GBP	1,000	6.31%, 12/15/2018 ■Δ	1,427
		First Data Corp.
	973	11.75%, 08/15/2021	1,120
		Infor Software Parent LLC
	1,555	7.13%, 05/01/2021 ■	1,563
		VimpelCom Holdings B.V.
	2,000	5.20%, 02/13/2019 §	1,650
		Wind Acquisition Finance S.A.
EUR	1,685	4.07%, 07/15/2020 ■Δ	1,857
			11,153
		Machinery Manufacturing - 0.4%
		Titan International, Inc.
	2,000	6.88%, 10/01/2020	1,722

		Nonmetallic Mineral Product Manufacturing - 0.6%
		Ardagh Finance Holdings S.A.
EUR	1,522	8.38%, 06/15/2019 ■	1,667
	1,289	8.63%, 06/15/2019 ■	1,284
			2,951
		Other Services - 0.2%
		Abengoa Finance
EUR	905	6.00%, 03/31/2021 ■	931

		Petroleum and Coal Products Manufacturing - 1.5%
		American Energy - Permian Basin LLC
	5,400	6.73%, 08/01/2019 ■‡Δ	3,942
		Borets Finance Ltd.
	2,000	7.63%, 09/26/2018 §	1,360
		KCA Deutag
	935	7.25%, 05/15/2021 ■	648
		Kosmos Energy Ltd.
	750	7.88%, 08/01/2021 §	645
		Shelf Drilling Holdings Ltd.
	695	8.63%, 11/01/2018 ■	549
			7,144
		Primary Metal Manufacturing - 0.2%
		Constellium N.V.
EUR	1,000	4.63%, 05/15/2021 ■	989

1

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 17.2% - (continued)
		Retail Trade - 2.9%
		Claire's Stores, Inc.
	$3,500	9.00%, 03/15/2019 ■‡	$3,272
		Galaxy Bidco Ltd.
GBP	2,500	5.56%, 11/15/2019 ■Δ	3,662
		Matalan Finance plc
GBP	1,385	6.88%, 06/01/2019 ■	2,044
GBP	1,000	6.88%, 06/01/2019	1,476
		Michaels Stores, Inc.
	306	7.50%, 08/01/2018 ■	313
		Stretford 79 plc
GBP	1,000	4.81%, 07/15/2020 ■Δ	1,087
GBP	1,665	4.81%, 12/29/2049 ■Δ	1,810
			13,664
		Utilities - 0.4%
		Genon Energy, Inc.
	2,000	7.88%, 06/15/2017	1,960

		Wholesale Trade - 0.4%
		Dynegy, Inc.
	1,905	6.75%, 11/01/2019 ■	1,957

		Total Corporate Bonds
		(Cost $95,235)	$82,261

Senior Floating Rate Interests ♦ - 77.1%
		Accommodation and Food Services - 0.4%
		CityCenter Holdings LLC
	$1,478	4.25%, 10/16/2020	$1,469
		Four Seasons Holdings, Inc.
	640	6.25%, 12/27/2020	636
			2,105
		Administrative, Support, Waste Management and Remediation Services - 4.4%
		Acosta Holdco, Inc.
	2,855	5.00%, 09/26/2021	2,859
		Audio Visual Services Group, Inc.
	1,231	4.50%, 01/25/2021	1,217
		Brickman Group Holdings, Inc.
	2,475	4.00%, 12/18/2020	2,412
	3,587	7.50%, 12/17/2021	3,511
		Filtration Group, Inc.
	421	4.50%, 11/20/2020	417
	520	8.25%, 11/22/2021	511
		Ipreo Holdings LLC
	1,431	4.25%, 08/06/2021	1,405
		PRA Holdings, Inc.
	2,657	4.50%, 09/23/2020	2,632
		ServiceMaster (The) Co.
	5,884	4.25%, 07/01/2021	5,805
			20,769
		Agriculture, Construction, Mining and Machinery - 1.9%
		International Equipment Solutions LLC
	1,408	6.75%, 08/16/2019	1,404
		Minimax
EUR	892	4.25%, 08/14/2020	920
		Signode Industrial Group US, Inc.
	2,064	3.75%, 05/01/2021	2,002
		Veyance Technologies, Inc.
	4,792	5.25%, 09/08/2017 ☼	4,778
			9,104
		Air Transportation - 0.4%
		Landmark Aviation
	1,826	4.75%, 10/25/2019	1,802
			1,802
		Arts, Entertainment and Recreation - 10.2%
		24 Hour Fitness Worldwide, Inc.
	2,485	4.75%, 05/28/2021	2,399
		Aristocrat Leisure Ltd.
	3,525	4.75%, 10/20/2021	3,466
		Caesars Entertainment Operating Co., Inc.
	678	7.01%, 03/01/2017	605
	5,476	9.75%, 01/28/2018	4,877
		Caesars Entertainment Resort Properties LLC
	4,974	7.00%, 10/11/2020 ☼	4,736
		Caesars Growth Property Holdings LLC
	1,545	6.25%, 05/08/2021	1,409
		Formula One Holdings
	6,917	4.75%, 07/30/2021 ☼	6,686
	2,830	7.75%, 07/29/2022	2,739
		Hoyts Group Holdings LLC
	2,719	4.00%, 05/29/2020	2,661
	1,140	8.25%, 11/30/2020	1,117
		ION Media Networks, Inc.
	893	4.75%, 12/18/2020	884
		Numericable
	930	4.50%, 05/21/2020	925
		Numericable, Term Loan B-2
	805	4.50%, 05/21/2020	800
		Salem Communications Corp.
	3,786	4.50%, 03/13/2020	3,720
		Scientific Games International, Inc.
	3,260	6.00%, 10/01/2021	3,214
		Station Casinos LLC
	3,049	4.25%, 03/02/2020	3,000
		Templar Energy
	3,240	8.50%, 11/25/2020	1,976
		Tribune Co.
	3,565	4.00%, 12/27/2020	3,516
			48,730
		Beverage and Tobacco Product Manufacturing - 0.6%
		DE Master Blenders 1753 N.V.
	2,915	3.50%, 07/23/2021	2,886

		Chemical Manufacturing - 2.4%
		Arysta LifeScience Corp.
	592	4.50%, 05/29/2020	591
		Cytec Industries, Inc.
	103	4.50%, 10/03/2019	102
		Exopack LLC
	767	5.25%, 05/08/2019	766
		Monarch, Inc.
	198	4.50%, 10/03/2019	196
		Pinnacle Operating Corp.
	816	4.75%, 11/15/2018	809

2

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 77.1% - (continued)
		Chemical Manufacturing - 2.4% - (continued)
		Solenis International L.P.
	$1,431	4.25%, 07/31/2021	$1,386
EUR	1,496	4.50%, 07/31/2021	1,687
		Univar, Inc.
	4,434	5.00%, 06/30/2017	4,271
		Utex Industries, Inc.
	1,294	5.00%, 05/21/2021	1,177
	750	8.25%, 05/20/2022	668
			11,653
		Computer and Electronic Product Manufacturing - 2.2%
		Ceridian LLC
	2,073	4.50%, 05/09/2017	2,032
		Freescale Semiconductor, Inc.
	2,277	4.25%, 02/28/2020	2,243
	2,627	5.00%, 01/15/2021	2,627
		Micro Focus International
	3,500	5.25%, 11/19/2021	3,375
			10,277
		Construction - 1.6%
		Brand Energy & Infrastructure Services, Inc.
	2,745	4.75%, 11/26/2020	2,584
		Brock Holdings III, Inc.
	455	6.00%, 03/16/2017	428
	402	10.00%, 03/16/2018	328
		Pike Corp.
	2,640	5.50%, 12/22/2021	2,633
	1,875	9.50%, 06/22/2022	1,844
			7,817
		Fabricated Metal Product Manufacturing - 0.4%
		Ameriforge Group, Inc.
	2,019	5.00%, 12/19/2019	1,747

		Finance and Insurance - 7.1%
		Asurion LLC
	2,321	5.00%, 05/24/2019	2,303
	1,430	8.50%, 03/03/2021	1,412
		Capital Automotive L.P.
	470	6.00%, 04/30/2020	467
		Cooper Gay Swett & Crawford Ltd.
	1,266	5.00%, 04/16/2020	1,160
	2,430	8.25%, 10/16/2020	2,114
		Evertec LLC
	2,023	3.50%, 04/17/2020	1,975
		Guggenheim Partners LLC
	894	4.25%, 07/22/2020	889
		Hub International Ltd.
	3,901	4.25%, 10/02/2020	3,777
		Interactive Data Corp.
	1,107	4.75%, 05/02/2021	1,102
		ION Trading Technologies Ltd.
EUR	2,944	4.50%, 06/10/2021	3,330
	2,210	7.25%, 06/10/2022	2,122
		National Financial Partners Corp.
	1,429	4.50%, 07/01/2020	1,407
		Santander Asset Management S.A.
EUR	1,980	4.50%, 12/17/2020	2,238
		Sedgwick CMS Holdings, Inc.
	3,087	3.75%, 03/01/2021	2,975
	2,500	6.75%, 02/28/2022	2,344
		USI Insurance Services LLC
	1,365	4.25%, 12/27/2019	1,339
		Walter Investment Management Corp.
	3,499	4.75%, 12/18/2020	3,053
			34,007
		Food Manufacturing - 2.3%
		Burton's Foods Ltd.
GBP	1,500	5.56%, 11/27/2020	2,096
		Hearthside Food Solutions
	2,000	4.50%, 06/02/2021	1,990
		Hostess Brands, Inc.
	2,427	6.75%, 04/09/2020	2,463
		Milk Specialties Co.
	484	7.50%, 11/09/2018	477
		Roundy's Supermarkets, Inc.
	4,379	5.75%, 03/03/2021	4,040
			11,066
		Furniture and Related Product Manufacturing - 0.5%
		Wilsonart International Holdings LLC
	2,391	4.00%, 10/31/2019	2,342

		Health Care and Social Assistance - 7.4%
		American Renal Holdings, Inc.
	1,050	4.50%, 08/20/2019	1,034
	1,430	8.50%, 03/20/2020	1,415
		Ardent Medical Services, Inc.
	456	6.75%, 07/02/2018	455
		DJO Finance LLC
	799	4.25%, 09/15/2017	796
		DSI Renal, Inc.
	771	4.50%, 04/23/2021	761
	1,050	7.75%, 10/22/2021	1,039
		Healogics, Inc.
	933	5.25%, 07/01/2021	916
		Ikaria Acquisition, Inc.
	638	5.00%, 02/12/2021	636
	385	8.75%, 02/14/2022	385
		Immucor, Inc.
	486	5.00%, 08/19/2018	482
		inVentiv Health, Inc.
	5,734	7.75%, 05/15/2018	5,686
		One Call Medical, Inc.
	3,986	5.00%, 11/27/2020 ☼	3,935
		Ortho-Clinical Diagnostics, Inc.
	3,030	4.75%, 06/30/2021	2,906
		Pharmedium Healthcare Corp.
	379	4.25%, 01/28/2021	370
	580	7.75%, 01/28/2022	571
		STHI Holding Corp.
	2,284	4.50%, 08/06/2021	2,266
		Surgery Center Holdings, Inc.
	995	5.25%, 11/03/2020	969
	3,300	8.50%, 11/03/2021	3,180
		Truven Health Analytics, Inc.
	3,423	4.50%, 06/06/2019	3,303

3

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 77.1% - (continued)
		Health Care and Social Assistance - 7.4% - (continued)
		US Renal Care, Inc.
	$2,387	4.25%, 07/03/2019	$2,352
	1,140	8.50%, 01/03/2020	1,137
	666	10.25%, 01/03/2020	669
			35,263
		Health Care Providers and Services - 0.4%
		CRC Health Corp.
	1,687	5.25%, 03/29/2021	1,680

		Information - 6.4%
		Altice Financing S.A.
	1,390	5.25%, 01/28/2022 ☼	1,376
EUR	275	5.26%, 01/01/2022 ☼	309
		Cabovisao-Televisao Por Cabo S.A.
	4,017	5.50%, 07/02/2019 ☼	4,012
		First Data Corp.
	2,323	4.17%, 03/24/2021	2,294
		Hyland Software, Inc.
	655	4.75%, 02/19/2021	653
		Kronos, Inc.
	2,379	4.50%, 10/30/2019	2,370
	2,257	9.75%, 04/30/2020	2,302
		Level 3 Financing, Inc.
	1,270	4.50%, 01/31/2022	1,271
		Light Tower Fiber LLC
	635	4.00%, 04/13/2020	621
	1,319	8.00%, 04/12/2021	1,288
		MISYS plc
	1,784	5.00%, 12/12/2018	1,784
		Peak 10, Inc.
	701	5.00%, 06/17/2021	689
	1,845	8.25%, 06/17/2022	1,776
		RedPrairie Corp.
	1,520	6.00%, 12/21/2018	1,442
		TransFirsT, Inc.
	1,100	5.50%, 11/12/2021	1,099
	1,115	9.00%, 11/11/2022	1,099
		Virgin Media Investment Holdings Ltd.
GBP	3,200	4.25%, 06/30/2023	4,783
		Zayo Group LLC
	1,473	4.00%, 07/02/2019	1,457
			30,625
		Media - 0.5%
		Media General, Inc.
	2,489	4.25%, 07/31/2020	2,474

		Mining - 2.9%
		American Rock Salt Holdings LLC
	2,652	4.75%, 05/20/2021	2,591
	1,635	8.00%, 05/20/2022	1,617
		Arch Coal, Inc.
	6,523	6.25%, 05/16/2018	4,659
		BWAY Holding Co.
	3,418	5.50%, 08/14/2020	3,422
		Dynacast International LLC
	1,500	5.75%, 01/28/2022 ☼	1,493
			13,782
		Miscellaneous Manufacturing - 0.7%
		Hamilton Sundstrand Corp.
	3,114	4.00%, 12/13/2019	2,909
		Sequa Corp.
	641	5.25%, 06/19/2017	614
			3,523
		Motor Vehicle and Parts Manufacturing - 0.4%
		Navistar, Inc.
	915	5.75%, 08/17/2017	914
		Tower Automotive Holdings USA LLC
	993	4.00%, 04/23/2020	972
			1,886
		Nonmetallic Mineral Product Manufacturing - 0.2%
		Ardagh Holdings USA, Inc.
	988	4.00%, 12/17/2019	969

		Other Services - 2.4%
		Alliance Laundry Systems LLC
	953	4.25%, 12/10/2018	942
		Apex Tool Group LLC
	3,767	4.50%, 01/31/2020	3,658
		Gardner Denver, Inc.
	6,231	4.25%, 07/30/2020	5,815
		Husky International Ltd.
	900	7.25%, 06/30/2022	855
			11,270
		Petroleum and Coal Products Manufacturing - 6.6%
		American Energy - Marcellus LLC
	3,560	5.25%, 08/04/2020	2,919
	830	8.50%, 08/04/2021	621
		Callon Petroleum Co.
	1,800	8.50%, 10/08/2021	1,665
		Chief Exploration & Development
	3,115	7.50%, 05/16/2021	2,720
		Crosby Worldwide Ltd.
	3,218	3.75%, 11/23/2020	2,896
		Drillships Ocean Ventures, Inc.
	3,689	5.50%, 07/25/2021	3,069
		Fieldwood Energy LLC
	1,995	3.88%, 09/28/2018	1,825
		Jefferson Gulf Coast Energy Partners LLC
	1,995	9.00%, 02/27/2018	1,895
		KCA Deutag
	2,841	6.25%, 05/15/2020	2,060
		Ocean Rig ASA
	3,677	6.00%, 03/31/2021	2,832
		Pacific Drilling S.A.
	512	4.50%, 06/03/2018	391
		Samson Investment Co.
	3,785	5.00%, 09/25/2018	2,346
		Seadrill Ltd.
	5,120	4.00%, 02/21/2021	4,044
		Shelf Drilling International Holdings Ltd.
	3,435	10.00%, 10/08/2018	2,405
			31,688
		Pipeline Transportation - 0.6%
		EMG Utica LLC
	535	4.75%, 03/27/2020	471

4

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 77.1% - (continued)
	Pipeline Transportation - 0.6% - (continued)
	Philadelphia Energy Solutions LLC
$2,891	6.25%, 04/04/2018	$2,602
		3,073
	Professional, Scientific and Technical Services - 2.7%
	Advantage Sales & Marketing, Inc.
3,252	4.25%, 07/23/2021	3,212
1,895	7.50%, 07/25/2022	1,852
	Affinion Group, Inc., Tranche B Term Loan
5,860	6.75%, 04/30/2018	5,457
	AlixPartners LLP
293	4.00%, 07/10/2020	288
141	9.00%, 07/10/2021	142
	MoneyGram International, Inc.
1,170	4.25%, 03/27/2020	1,083
	Paradigm Ltd.
975	4.75%, 07/30/2019	882
		12,916
	Real Estate, Rental and Leasing - 1.5%
	DTZ U.S. Borrower LLC
2,784	5.50%, 11/04/2021	2,778
1,775	9.25%, 11/04/2022	1,751
	Neff Corp.
2,699	7.25%, 06/09/2021	2,638
	Realogy Corp., Extended Credit Linked Deposit
38	4.42%, 10/10/2016	38
		7,205
	Retail Trade - 6.2%
	Albertson's LLC
2,210	4.50%, 08/25/2021	2,204
	American Tire Distributors, Inc.
1,183	5.75%, 06/01/2018	1,182
	Amscan Holdings, Inc.
1,788	4.00%, 07/27/2019	1,747
	Cooper-Standard Automotive, Inc.
886	4.00%, 04/02/2021	873
	Hillman (The) Cos., Inc.
3,007	4.50%, 06/30/2021 ☼	2,991
	Lands' End, Inc.
3,097	4.25%, 04/04/2021	2,965
	Mauser-Werke GmbH
1,177	4.50%, 07/31/2021	1,148
2,570	8.25%, 07/31/2022	2,493
	Neiman Marcus (The) Group, Inc.
4,215	4.25%, 10/25/2020	4,082
	Quikrete (The) Companies, Inc.
473	7.00%, 03/26/2021	472
	Rite Aid Corp.
725	5.75%, 08/21/2020	726
	Sports (The) Authority, Inc.
3,653	7.50%, 11/16/2017	3,111
	Supervalu, Inc.
2,659	4.50%, 03/20/2019	2,633
	Weight Watchers International, Inc.
4,481	4.00%, 04/02/2020	3,005
		29,632
	Truck Transportation - 0.4%
	Nexeo Solutions LLC
2,247	5.00%, 09/08/2017	2,138
		2,138
	Utilities - 2.4%
	Exgen Texas Power LLC
3,490	5.75%, 09/18/2021	3,450
	La Frontera Generation LLC
679	4.50%, 09/30/2020	664
	PowerTeam Services LLC
443	4.25%, 05/06/2020	430
665	8.25%, 11/06/2020	642
	Sandy Creek Energy Associates L.P.
1,778	5.00%, 11/09/2020	1,736
	Texas Competitive Electric Holdings Co. LLC
7,000	4.66%, 10/10/2017 Ψ	4,361
		11,283
	Wholesale Trade - 1.0%
	Gates Global LLC
4,579	4.25%, 07/05/2021	4,460
	Harbor Freight Tools
348	4.75%, 07/26/2019	347
		4,807
	Total Senior Floating Rate Interests
	(Cost $389,509)	$368,519

Common Stocks - 0.4%
	Software and Services - 0.4%
69	Momentive Performance Materials, Inc. ⌂●†	$1,781
		1,781
	Total Common Stocks
	(Cost $2,497)	$1,781

Exchange Traded Funds - 1.9%
	Other Investment Pools and Funds - 1.9%
75	iShares U.S. Preferred Stock ETF	$3,009
191	Powershares Preferred Portfolio	3,042
69	SPDR Barclays Short Term High Yield Bond ETF	2,003
22	SPDR S&P International Dividend ETF	928
		8,982
	Total Exchange Traded Funds
	(Cost $9,026)	$8,982

	Total Long-Term Investments
	(Cost $496,267)	$461,543

5

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 4.0%
Other Investment Pools and Funds - 4.0%
18,908	JP Morgan U.S. Government Money Market Fund		$18,908

	Total Short-Term Investments
	(Cost $18,908)		$18,908

	Total Investments
	(Cost $515,175) ▲	100.6%	$480,451
	Other Assets and Liabilities	(0.6)%	(2,820)
	Total Net Assets	100.0%	$477,631

6

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $515,176 and the aggregate gross unrealized appreciation and depreciation based on that cost were: Unrealized

Appreciation	$727
Unrealized Depreciation	(35,452)
Net Unrealized Depreciation	$(34,725)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $1,781, which represents 0.4% of total net assets.

●	Non-income producing.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $56,283, which represents 11.8% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $13,563, which represents 2.8% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	69	Momentive Performance Materials, Inc.	$2,497

At January 31, 2015, the aggregate value of these securities was $1,781, which represents 0.4% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $8,097 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

7

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	02/27/2015	RBC	$28	$26	$–	$(2)
EUR	Buy	02/04/2015	BCLY	309	309	–	–
EUR	Buy	02/27/2015	BNP	1,155	1,130	–	(25)
EUR	Buy	02/27/2015	DEUT	595	592	–	(3)
EUR	Sell	02/27/2015	BCLY	309	309	–	–
EUR	Sell	02/27/2015	BOA	18,646	17,814	832	–
EUR	Sell	02/27/2015	MSC	341	334	7	–
EUR	Sell	02/27/2015	UBS	663	645	18	–
GBP	Sell	02/27/2015	DEUT	20,673	20,588	85	–
Total						$942	$(30)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Index Abbreviations:
S&P	Standard & Poors

Other Abbreviations:
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor's Depositary Receipt

8

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Ba/ BB	10.4%
B	64.8
Caa/ CCC or Lower	16.6
Not Rated	2.5
Non-Debt Securities and Other Short-Term Instruments	6.3
Other Assets and Liabilities	(0.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

9

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,781	$–	$–	$1,781
Corporate Bonds	82,261	–	82,261	–
Exchange Traded Funds	8,982	8,982	–	–
Senior Floating Rate Interests	368,519	–	368,519	–
Short-Term Investments	18,908	18,908	–	–
Total	$480,451	$27,890	$450,780	$1,781
Foreign Currency Contracts *	$942	$–	$942	$–
Total	$942	$–	$942	$–
Liabilities:
Foreign Currency Contracts *	$30	$–	$30	$–
Total	$30	$–	$30	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Common Stocks	$2,352	$—	$(571	)*	$—	$—	$—	$—	$—	$1,781
Total	$2,352	$—	$(571)		$—	$—	$—	$—	$—	$1,781

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(571).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 5.8%
	Cayman Islands - 0.4%
	Ares CLO Ltd.
$255	1.68%, 04/20/2023 ■Δ	$249
	Carlyle Global Market Strategies
250	1.75%, 04/17/2025 ■Δ	250
	CIFC Funding Ltd.
275	1.38%, 08/14/2024 ■Δ	275
	Madison Park Funding Ltd.
250	2.64%, 01/27/2026 ■Δ	249
	Magnetite CLO Ltd.
250	2.23%, 07/25/2026 ■Δ	245
	OZLM Funding Ltd.
285	1.78%, 04/17/2026 ■Δ	284
		1,552
	United Kingdom - 0.1%
	Granite Master Issuer plc
200	0.31%, 12/20/2054 Δ	199
41	0.35%, 12/20/2054 Δ	41
		240
	United States - 5.3%
	Ally Automotive Receivables Trust
75	1.14%, 06/15/2016	75
	Ally Master Owner Trust
100	1.54%, 09/15/2019	100
	American Credit Acceptance Receivables
80	1.33%, 07/10/2018 ■	80
	AmeriCredit Automobile Receivables Trust
425	2.64%, 10/10/2017	432
280	2.67%, 01/08/2018	283
	ARI Fleet Lease Trust
244	0.47%, 01/15/2021 ■Δ	244
	Asset Backed Securities Corp Home Equity
283	0.68%, 08/25/2034 Δ	253
	Banc of America Commercial Mortgage, Inc.
311	5.75%, 02/10/2051 Δ	339
	Banc of America Mortgage Securities
83	2.69%, 04/25/2034 Δ	83
	Bear Stearns Adjustable Rate Mortgage Trust
32	2.29%, 08/25/2035 Δ	33
374	2.57%, 07/25/2036 Δ	310
	Bear Stearns Asset Backed Securities
573	6.00%, 11/25/2035	509
	Bear Stearns Commercial Mortgage Securities, Inc.
368	5.43%, 03/11/2039 Δ	379
350	5.71%, 06/11/2040 Δ	378
	Cabela's Master Credit Card Trust
230	0.61%, 07/15/2022 Δ	229
425	0.82%, 08/16/2021 ■Δ	428
	Citigroup/Deutsche Bank Commercial Mortgage Trust
280	5.23%, 07/15/2044 Δ	283
	Commercial Mortgage Pass-Through Certificates
305	5.76%, 06/10/2046 Δ	319
	Connecticut Avenue Securities Series
299	1.77%, 01/25/2024 Δ	299
1,220	2.77%, 05/25/2024 Δ	1,091
350	3.17%, 07/25/2024 Δ	314
825	4.57%, 01/25/2024 Δ	853
330	5.42%, 10/25/2023 Δ	359
	Countrywide Alternative Loan Trust
536	5.25%, 08/25/2035	490
	Countrywide Home Loans, Inc.
371	2.54%, 09/25/2047 Δ	330
	Credit Acceptance Automotive Loan Trust
250	1.83%, 04/15/2021 ■	249
265	2.21%, 09/15/2020 ■	267
300	2.26%, 10/15/2021 ■	302
250	2.29%, 04/15/2022 ■	250
	Dryden Senior Loan Fund
350	1.71%, 07/15/2026 ■Δ	349
	Fifth Third Automotive Trust
350	0.88%, 08/15/2016	351
	First Investors Automotive Owner Trust
205	1.06%, 11/15/2018 ■	205
213	1.23%, 03/15/2019 ■	214
	FREMF Mortgage Trust
160	3.46%, 11/25/2046 ■Δ	164
105	3.82%, 06/25/2047 ■Δ	110
500	3.94%, 07/25/2045 ■Δ	529
215	4.22%, 06/25/2047 ■Δ	232
	GE Capital Commercial Mortgage Corp.
500	4.95%, 06/10/2048	500
	GE Dealer Floorplan Master Note Trust
425	0.66%, 06/20/2017 Δ	425
	GE Equipment Transportation LLC
100	1.31%, 09/24/2020	100
	Goldman Sachs Mortgage Securities Corp. II
300	5.16%, 12/10/2043 ■	347
	Granite Master Issuer plc
217	0.37%, 12/20/2054 Δ	216
	GSR Mortgage Loan Trust
123	2.24%, 01/25/2035 Δ	121
392	2.61%, 03/25/2047 Δ	343
206	2.67%, 09/25/2035 Δ	207
	JP Morgan Chase Commercial Mortgage Securities Corp.
348	5.24%, 12/15/2044 Δ	354
375	5.87%, 04/15/2045 Δ	390
	JP Morgan Mortgage Acquisition Corp.
247	5.08%, 11/25/2036 Δ	249
	JP Morgan Mortgage Trust
201	3.00%, 09/25/2044 ■	203
	LB-UBS Commercial Mortgage Trust
368	5.43%, 02/15/2040	394
372	6.15%, 04/15/2041 Δ	411
	LSTAR Securities Investment Trust
219	2.15%, 11/01/2016 ■Δ	216
210	2.17%, 01/01/2017 ■Δ	207
	Mastr Asset Backed Securities Trust
370	0.80%, 03/25/2035 Δ	361
	Morgan Stanley Capital I
16	0.80%, 03/25/2035 Δ	15
348	5.66%, 10/15/2042 Δ	356
	MortgageIT Trust
332	0.47%, 08/25/2035 Δ	316

1

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 5.8% - (continued)
		United States - 5.3% - (continued)
		MortgageIT Trust - (continued)
	$311	0.81%, 02/25/2035 Δ	$303
		Nationstar Agency Advance Funding Trust
	200	1.89%, 02/18/2048 ■	197
		New York City Tax Lien
	46	1.03%, 11/10/2027 ■	46
		Opteum Mortgage Acceptance Corp.
	410	0.60%, 04/25/2035 Δ	379
		Option One Mortgage Loan Trust
	114	0.67%, 02/25/2035 Δ	113
		Oscar US Funding Trust
	160	1.00%, 08/15/2017 ■	160
		Prestige Automotive Receivables Trust
	285	1.33%, 05/15/2019 ■	286
	150	3.25%, 07/15/2019 ■	153
		Residential Asset Mortgage Products, Inc.
	96	0.58%, 11/25/2035 Δ	95
		Residential Asset Securities Corp.
	85	0.46%, 03/25/2036 Δ	84
		Residential Funding Mortgage Securities, Inc.
	379	3.22%, 02/25/2036 Δ	338
		Santander Drive Automotive Receivables Trust
	100	1.82%, 05/15/2019	101
	44	1.94%, 12/15/2016	44
	425	3.01%, 04/16/2018	431
	345	3.78%, 11/15/2017	349
	289	3.82%, 08/15/2017	292
		Soundview Home Equity Loan Trust
	78	0.58%, 11/25/2035 Δ	77
		Springleaf Funding Trust
	155	2.41%, 12/15/2022 ■	155
		Structured Agency Credit Risk Debt Notes
	350	4.42%, 11/25/2023 Δ	357
		Structured Asset Securities Corp.
	137	0.32%, 02/25/2036 Δ	135
		Thornburg Mortgage Securities Trust
	290	2.25%, 04/25/2045 Δ	291
		Wachovia Bank Commercial Mortgage Trust
	170	5.24%, 10/15/2044 ■Δ	170
	380	5.40%, 03/15/2042 ■Δ	381
		Wells Fargo Home Equity Trust
	100	0.58%, 08/25/2035 Δ	100
		Westlake Automobile Receivables Trust
	250	2.24%, 04/15/2020 ■	251
		World Omni Automotive Receivables Trust
	340	1.06%, 09/16/2019	340
			23,074
		Total Asset and Commercial Mortgage Backed Securities
		(Cost $24,870)	$24,866

Corporate Bonds - 4.6%
		Austria - 0.1%
		BAWAG PSK Bank
EUR	200	8.13%, 10/30/2023 §	270
		UNIQA Insurance Group AG
EUR	100	6.88%, 07/31/2043 §	122
			392
		Belgium - 0.1%
		KBC Groep N.V.
EUR	250	5.63%, 03/19/2019 §♠	279

		Bermuda - 0.0%
		Digicel Ltd.
	200	8.25%, 09/01/2017 §	203

		Brazil - 0.1%
		Cosan Overseas Ltd.
	225	8.25%, 11/05/2015 §♠	212
		Odebrecht Finance Ltd.
	242	7.50%, 09/14/2015 §♠	183
			395
		British Virgin Islands - 0.1%
		Studio City Finance Ltd.
	350	8.50%, 12/01/2020 §	355

		Cayman Islands - 0.0%
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	200	6.38%, 09/01/2024 §	211

		Chile - 0.1%
		Cencosud S.A.
	250	5.50%, 01/20/2021 §	262

		China - 0.1%
		CNOOC Finance 2012 Ltd.
	350	3.88%, 05/02/2022 §	365

		Colombia - 0.2%
		Bancolombia S.A.
	337	6.13%, 07/26/2020	361
		Empresa de Energia de Bogota
	300	6.13%, 11/10/2021 §	319
		Pacific Rubiales Energy Corp.
	395	5.63%, 01/19/2025 ■	225
			905
		Denmark - 0.0%
		Danske Bank A/S
EUR	200	5.75%, 04/06/2020 §♠	231

		France - 0.5%
		BNP Paribas
	175	3.25%, 03/03/2023	183
		BPCE S.A.
	200	5.15%, 07/21/2024 §	214
		Credit Agricole S.A.
EUR	150	6.50%, 06/23/2049 §	177
	200	6.63%, 09/23/2019 §♠	196
GBP	175	7.50%, 04/29/2049 §	262
	200	8.13%, 09/19/2033 §	227
		Natixis S.A.
	125	10.00%, 04/30/2018 §♠	146
		Scor SE
EUR	300	3.88%, 10/01/2025 §♠	352
		Societe Generale
	200	6.00%, 01/27/2020 §♠	183
EUR	100	6.75%, 04/07/2049 §	112
			2,052

2

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 4.6% - (continued)
		Germany - 0.1%
		Commerzbank AG
	$350	8.13%, 09/19/2023 §	$417

		Hong Kong - 0.1%
		Hongkong (The) Land Finance Co., Ltd.
	165	4.50%, 10/07/2025	181
		Hutchison Whampoa International Ltd.
	232	6.00%, 10/28/2015 ■♠	238
		Li & Fung Ltd.
	168	5.25%, 05/13/2020 §	184
			603
		India - 0.2%
		ICICI Bank Ltd.
	275	5.75%, 11/16/2020 §	312
		Reliance Holdings USA, Inc.
	325	5.40%, 02/14/2022 §	356
			668
		Ireland - 0.1%
		Allied Irish Banks plc
EUR	150	2.75%, 04/16/2019 §	180
		Baggot Securities Ltd.
EUR	250	10.24%, 12/29/2049 §	297
		MTS International Funding Ltd.
	175	8.63%, 06/22/2020 §	169
			646
		Israel - 0.1%
		Teva Pharmaceuticals Finance LLC
	300	6.15%, 02/01/2036 ╦	391

		Italy - 0.3%
		Banca Popolare di Lodi Investors Trust III
EUR	150	6.74%, 06/29/2049	170
		Banca Popolare di Milano Scarl
EUR	150	4.25%, 01/30/2019 §	186
		Intesa Sanpaolo S.p.A.
	200	5.25%, 01/12/2024	229
EUR	250	9.50%, 10/29/2049 §	307
		UniCredit S.p.A.
	250	8.00%, 06/03/2024 §♠	245
		Veneto Banca SCPA
EUR	100	4.00%, 05/20/2019 §	118
			1,255
		Japan - 0.1%
		Sumitomo Life Insurance Co.
	350	6.50%, 09/20/2073 §	401

		Kazakhstan - 0.1%
		HSBK Europe B.V.
	377	7.25%, 05/03/2017 §	372

		Luxembourg - 0.1%
		Gaz Capital S.A.
	225	9.25%, 04/23/2019 §	220
		VTB Capital S.A.
	294	6.88%, 05/29/2018 §	248
			468
		Mexico - 0.1%
		Banco Santander S.A.
	400	4.13%, 11/09/2022 §	404

		Netherlands - 0.2%
		ABN Amro Bank N.V.
	225	6.25%, 04/27/2022 §	260
		Indosat Palapa Co. B.V.
	230	7.38%, 07/29/2020 §	241
		ING Bank N.V.
	275	4.13%, 11/21/2023 §	282
		NN Group N.V.
EUR	150	4.63%, 04/08/2044 §	185
			968
		Peru - 0.1%
		Banco de Credito del Peru/Panama
	391	5.38%, 09/16/2020 §	429

		Portugal - 0.0%
		Banco Espirito Santo S.A.
EUR	100	4.00%, 01/21/2019 §	114

		Qatar (State of) - 0.0%
		CBQ Finance Ltd.
	189	7.50%, 11/18/2019 ■	228

		Russia - 0.0%
		Gazprombank OJSC Via GPB Eurobond
	250	7.88%, 04/25/2018 §♠Δ	156

		Singapore - 0.1%
		DBS Bank Ltd.
	400	3.63%, 09/21/2022 ╦§	414

		South Korea - 0.2%
		Korea Hydro & Nuclear Power Co., Ltd.
	225	4.75%, 07/13/2021 §	255
		Posco
	402	4.25%, 10/28/2020 ■	436
			691
		Spain - 0.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400	7.00%, 12/29/2049 §	466
		Banco Santander S.A.
EUR	400	6.25%, 03/12/2049 §	450
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	223
		BBVA International PFD Uniperson
	100	5.92%, 04/18/2017 ♠	102
			1,241
		Switzerland - 0.2%
		Credit Suisse Group AG
EUR	200	5.75%, 09/18/2025 §	260
		UBS AG
	275	4.75%, 05/22/2023 §	284
	250	5.13%, 05/15/2024 §	256
			800

3

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 4.6% - (continued)
		Thailand - 0.1%
		PTT plc
	$300	3.38%, 10/25/2022 ■	$297

		Turkey - 0.1%
		Yapi ve Kredi Bankasi
	275	4.00%, 01/22/2020 §	267

		United Arab Emirates - 0.1%
		DP World Ltd.
	200	6.85%, 07/02/2037 ■	234
		Taqa Abu Dhabi National Energy Co.
	138	5.88%, 10/27/2016 ■	148
			382
		United Kingdom - 0.6%
		Barclays Bank plc
	200	7.63%, 11/21/2022	223
EUR	350	8.00%, 12/15/2049	424
		Coventry Building Society
GBP	200	6.38%, 11/01/2019 §♠	294
		HSBC Holdings plc
	525	5.63%, 01/17/2020 ╦♠	532
		Lloyds Banking Group plc
	350	7.50%, 06/27/2024 ♠	358
		Nationwide Building Society
GBP	200	6.88%, 03/11/2049 §	297
		Royal Bank of Scotland Group plc
	200	5.63%, 08/24/2020	235
		Standard Bank plc
	130	8.13%, 12/02/2019 §	141
		Vedanta Resources plc
	168	9.50%, 07/18/2018 §	166
			2,670
		Total Corporate Bonds
		(Cost $20,817)	$19,932

Foreign Government Obligations - 10.1%
		Brazil - 0.7%
		Brazil (Federative Republic of)
BRL	4,746	6.00%, 08/15/2022 ◄	1,798
BRL	1,787	6.00%, 08/15/2040 ◄	671
BRL	1,590	6.00%, 08/15/2050 ◄	594
			3,063
		Germany - 2.7%
		Germany (Federal Republic of)
EUR	9,752	0.10%, 04/15/2023 ◄	11,750

		Greece - 0.4%
		Greece (Republic of)
EUR	300	2.00%, 02/24/2028 §	168
EUR	550	2.00%, 02/24/2032 §	304
EUR	350	2.00%, 02/24/2035 §	192
EUR	425	2.00%, 02/24/2037 §	237
EUR	345	2.00%, 02/24/2042 §	191
EUR	75,450	19.01%, 10/15/2042 ○	529
			1,621
		Italy - 0.8%
		Italy (Republic of)
EUR	1,336	2.10%, 09/15/2017 ◄§	1,568
EUR	624	2.55%, 09/15/2041 ◄§	890
EUR	650	4.75%, 05/01/2017	805
			3,263
		Japan - 1.5%
		Japan (Government of)
JPY	381,501	0.10%, 09/10/2023 ◄	3,429
JPY	316,917	0.10%, 09/10/2024 ◄	2,862
			6,291
		Mexico - 0.2%
		Mexico (United Mexican States)
MXN	4,637	4.50%, 11/22/2035 ◄	386
	426	6.05%, 01/11/2040 ╦	544
			930
		New Zealand - 1.8%
		New Zealand (Government of)
NZD	3,649	2.00%, 09/20/2025 ◄§	2,731
NZD	2,266	3.00%, 09/20/2030 ◄§	1,922
NZD	4,481	4.50%, 02/15/2016 ◄§	3,327
			7,980
		Portugal - 1.0%
		Portugal (Republic of)
EUR	1,525	3.85%, 04/15/2021 ■	1,917
EUR	275	3.88%, 02/15/2030 ■	340
EUR	475	4.10%, 04/15/2037 ■	598
EUR	625	4.75%, 06/14/2019 ■	806
EUR	350	5.65%, 02/15/2024 ■	498
			4,159
		South Korea - 0.8%
		Korea (Republic of)
KRW	4,003,112	1.13%, 06/10/2023 ◄	3,556

		Sweden - 0.2%
		Sweden (Kingdom of)
SEK	4,958	3.50%, 12/01/2028 ◄	921

		Total Foreign Government Obligations
		(Cost $48,202)	$43,534

U.S. Government Agencies - 3.3%
		United States - 3.3%
		FHLMC
	$1,600	4.50%, 02/15/2045 ☼Ð	$1,733

		FNMA
	5	2.29%, 10/01/2022	5
	5	2.44%, 01/01/2023	5
	300	2.50%, 02/15/2030 ☼Ð	310
	5	2.66%, 09/01/2022	5
	30	2.76%, 05/01/2021	32
	5	2.78%, 04/01/2022	5
	286	2.83%, 06/01/2022	301
	5	2.98%, 01/01/2022	5
	800	3.00%, 02/15/2045 ☼Ð	827
	5	3.20%, 04/01/2022	5
	30	3.21%, 05/01/2023	32
	20	3.34%, 04/01/2024	22
	343	3.37%, 07/01/2025	373
	134	3.42%, 04/01/2024	147
	5	3.45%, 01/01/2024	5

4

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 3.3% - (continued)
	FNMA - (continued)
$5	3.47%, 01/01/2024	$5
800	3.50%, 02/15/2030 ☼Ð	849
2,000	3.50%, 02/15/2045 ☼Ð	2,113
195	3.65%, 08/01/2023	217
15	3.67%, 08/01/2023	17
5	3.70%, 10/01/2023	6
5	3.76%, 03/01/2024	6
295	3.78%, 10/01/2023	331
197	3.81%, 11/01/2023	221
5	3.86%, 11/01/2023	6
10	3.86%, 12/01/2025	11
20	3.87%, 10/01/2025	22
30	3.89%, 05/01/2030	34
25	3.93%, 10/01/2023	28
10	3.96%, 05/01/2034	12
5	3.97%, 05/01/2029	6
15	4.06%, 10/01/2028	17
900	4.50%, 02/15/2045 ☼Ð	977
280	5.14%, 10/01/2024	341
1,000	5.50%, 02/15/2045 ☼Ð	1,118
100	6.00%, 02/15/2044 ☼Ð	113
264	7.27%, 02/01/2031	352
		8,881
	GNMA
2,600	3.50%, 02/15/2045 ☼Ð	2,748
1,000	6.00%, 02/15/2045 ☼Ð	1,129
		3,877
	Total U.S. Government Agencies
	(Cost $14,294)	$14,491

U.S. Government Securities - 1.9%
	United States - 1.9%
	U.S. Treasury Bonds
$625	0.63%, 02/15/2043 ◄╦	$657
1,900	3.38%, 04/15/2032 ◄‡	3,778
		4,435
	U.S. Treasury Notes
3,500	0.13%, 01/15/2023 ◄‡	3,625

	Total U.S. Government Securities
	(Cost $7,947)	$8,060

Common Stocks - 55.8%
	Australia - 0.5%
4	Austbrokers Holdings Ltd.	$26
110	Beach Energy Ltd.	82
1	BHP Billiton Ltd. ADR	57
27	Buru Energy Ltd. ●	8
5	Dexus Property Group REIT	27
28	Dick Smith Holdings Ltd.	44
5	Domino's Pizza Enterprises Ltd.	96
860	Evolution Mining Ltd.	619
12	Federation Centres	27
9	Goodman Group REIT	41
3	GrainCorp Ltd.	21
350	Kingsgate Consolidated Ltd. ⌂●†	194
25	Mirvac Group REIT	37
20	National Storage REIT	22
14	NuFarm Ltd.	62
31	Orora Ltd.	51
11	Santos Ltd.	69
15	Seek Ltd.	209
8	Stockland REIT	27
70	Treasury Wine Estates Ltd.	265
4	Woolworths Ltd.	101
		2,085
	Austria - 0.4%
402	OceanaGold Corp. ●	886
64	Wienerberger AG	899
		1,785
	Belgium - 0.2%
4	Anheuser-Busch InBev N.V.	493
1	Anheuser-Busch InBev N.V. ADR	118
2	UCB S.A.	117
3	Umicore S.A.	106
		834
	Brazil - 0.1%
35	Ambev S.A.	231
5	BRF Brasil Foods S.A. ADR	117
10	Cosan Ltd.	66
3	Minerva S.A. ●	9
6	Petroleo Brasileiro S.A. ADR	37
4	SLC Agricola S.A.	21
		481
	British Virgin Islands - 0.2%
84	Atlas Mara Ltd. ●	661

	Canada - 1.3%
2	Agrium, Inc.	197
34	Alamos Gold, Inc.	179
30	AuRico Gold, Inc.	119
2	BCE, Inc.	107
—	Brookfield Asset Management, Inc.	14
16	Cameco Corp.	227
1	Canadian Apartment Properties REIT	21
13	Canadian Imperial Bank of Commerce	888
3	Canadian Natural Resources Ltd.	87
90	Centerra Gold, Inc.	541
16	Cott Corp.	125
13	EcoSynthetix, Inc. ●	13
15	First National Financial Corp.	261
2	Gildan Activewear, Inc. ●	101
2	Goldcorp, Inc.	52
5	Imax Corp. ●	155
3	Imperial Oil Ltd.	121
21	Lundin Mining Corp. ●	71
2	Methanex Corp. ADR	83
28	National Bank of Canada	975
5	Potash Corp. of Saskatchewan, Inc.	166
6	Quebecor, Inc.	152
65	Rio Alto Mining Ltd. ●	185
12	Sunopta, Inc. ●	128
2	Telus Corp.	65
269	Timmins Gold Corp. ●	294
28	Trican Well Service Ltd.	107
29	Trinidad Drilling	96
4	Veresen, Inc.	47
		5,577

5

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	Cayman Islands - 0.0%
114	HC International, Inc. ●	$85

	Chile - 0.0%
1	Sociedad Quimica y Minera de Chile S.A. ADR	26

	China - 2.2%
27	21Vianet Group, Inc. ADR ●	451
142	Air China Ltd.	136
3	Alibaba Group Holding Ltd. ●	235
3	Baidu, Inc. ADR ●	592
26	China Bluechemical Ltd.	9
827	China Construction Bank	662
40	China Longyuan Power Group Corp.	43
212	China Unicom Ltd.	317
43	ChinaCache International Holdings Ltd. ADR ●	457
361	Dongfeng Motor Group Co., Ltd.	522
69	E-House China Holdings Ltd.	471
9	ENN Energy Holdings Ltd.	54
326	Guangdong Investment Ltd.	437
505	Huabao International Holdings Ltd.	398
1,004	Huadian Fuxin Energy Corp., Ltd.	473
546	Industrial & Commercial Bank of China Ltd.	390
568	Intime Retail Group Co., Ltd.	349
8	Leju Holdings Ltd. ADR ●	82
320	Lenovo Group Ltd. ╦	412
1,606	Maoye International Holdings	242
2	NetEase, Inc. ADR	266
41	New Oriental Education & Technology Group, Inc. ADR ●	749
6	NQ Mobile, Inc. ADR ●	20
352	PetroChina Co., Ltd.	382
49	Phoenix New Media Ltd. ADR ●	378
16	Sky-Mobi Ltd. ADR ●	58
250	Sunny Optical Technology Group	380
721	Zhaojin Mining Industry Co., Ltd.	440
		9,405
	Denmark - 0.2%
9	DSV AS	277
1	Gronlandsbanken	84
65	Spar Nord Bank A/S	586
		947
	Egypt - 0.2%
752	Centamin plc	760

	Finland - 0.1%
3	Elisa Oyj	85
2	Kemira OYJ	20
2	Kone Oyj Class B	80
2	Tikkurila Oyj	30
		215
	France - 2.2%
29	Air France ●	257
1	Arkema S.A.	40
24	AXA S.A.	571
9	BNP Paribas	453
5	Carrefour S.A.	170
1	Cie Generale d'Optique Essilor International S.A.	97
35	Compagnie De Saint-Gobain	1,498
79	Credit Agricole S.A.	935
—	Dassault Aviation S.A. ●	55
5	GDF Suez	117
88	Groupe Eurotunnel S.E.	1,182
3	Havas S.A.	23
—	Hermes International	13
2	Lafarge S.A.	152
1	Legrand S.A.	80
1	LVMH Moet Hennessy Louis Vuitton S.A.	131
2	Naturex	80
—	Norbert Dentressangle S.A.	37
8	Rexel S.A.	142
2	Safran S.A.	114
1	Sanofi-Aventis S.A.	112
10	Societe Generale Class A	421
56	Suez Environment S.A.	1,038
2	Technip S.A.	128
2	Total S.A. ADR	96
—	Unibail Rodamco REIT	68
18	Vallourec S.A.	381
19	Vinci S.A.	1,008
		9,399
	Germany - 1.4%
4	Bayerische Motoren Werke (BMW) AG	476
3	Brenntag AG	144
2	Deutsche Annington Immobile	55
4	Deutsche Telekom AG	64
51	Deutsche Wohnen AG	1,324
6	E.On SE	90
18	Freenet AG	537
1	Gagfah S.A. ●	29
1	HeidelbergCement AG	67
6	Hornbach Holding AG	526
1	K&S AG	30
13	Leg Immobilien GmbH	1,028
1	Linde AG	122
14	Rheinmetall AG	598
5	Suedzucker AG	69
17	ThyssenKrupp AG	448
30	TUI AG	520
—	Zalando SE ●	5
		6,132
	Greece - 1.3%
1,619	Alpha Bank A.E. ●	592
250	Ellaktor S.A. ●	478
4,377	Eurobank Ergasias S.A. ●	541
112	Frigoglass S.A. ●	206
120	Grivalia Properties REIC	1,068
47	Hellenic Exchanges - Athens Stock Exchange S.A.	251
119	Hellenic Telecommunications Organization S.A. ●	980
122	Opap S.A.	1,031
1,084	Piraeus Bank S.A. ●	631
		5,778
	Hong Kong - 1.8%
50	AAC Technologies Holdings, Inc.	319
38	AIA Group Ltd.	222
115	Asian Citrus Holdings Ltd. ●	12
20	ASM Pacific Technology Ltd.	185
201	Baoxin Automotive Group Ltd.	115
4	Cheung Kong Holdings Ltd.	83
14	Cheung Kong Infrastructure Holdings Ltd. ╦	113

6

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	Hong Kong - 1.8% - (continued)
548	China Lesso Group Holdings Ltd.	$268
85	China Mengniu Dairy Co.	386
36	China Merchants Holdings International Co., Ltd.	132
50	China Modern Dairy Holdings Ltd. ●	16
638	China Resources Cement	379
177	China Resources Gas Group LT ╦	431
48	China Resources Land Ltd.	124
93	Fosun International	130
165	Goldpac Group Ltd.	120
7,572	G-Resources Group Ltd. ●	217
55	Hong Kong & China Gas Co., Ltd.	126
8	Link (The) REIT	55
80	MGM China Holdings Ltd.	195
1,151	Mongolian Mining Corp. ●	45
36	Nine Dragons Paper Holdings	26
1,053	Pacific Basin Ship	388
23	Phoenix Healthcare Group Co., Ltd.	39
119	Samsonite International S.A.	362
73	Sands China Ltd.	356
71	Shanghai Industrial Holdings Ltd.	210
2	Swire Pacific Ltd.	31
140	TCL Communication Technology Holdings	124
114	Tencent Holdings Ltd. ●	1,919
1,222	Tongda Group Holdings Ltd.	161
547	Xingda International Holdings	172
326	Xinyi Glass Holdings Co., Ltd.	171
		7,632
	India - 3.3%
169	Apollo Tyres Ltd. ●	658
141	Arvind Ltd. ●	661
10	Bajaj Automotive Ltd.	390
164	Bharat Heavy Electricals Ltd.	767
59	Bharat Petroleum Corp., Ltd.	707
12	Bharti Airtel Ltd.	69
36	Ceat Ltd. ●	469
129	Coal India Ltd. ●	748
2	Container Corp. of India Ltd.	42
14	Engineers India Ltd. ●	50
123	Exide Industries Ltd. ●	367
56	Gail India Ltd. ●	382
25	Gateway Distriparks Ltd. ●	154
229	Gujarat State Fertilizers & Chemicals Ltd. ●	370
37	HCL Technologies Ltd.	1,053
22	Idea Cellular Ltd.	55
54	Indian Oil Corp., Ltd. ●	300
19	Indraprastha Gas Ltd. ●	141
20	Infosys Technologies Ltd.	701
18	Ipca Laboratories Ltd. ●	185
6	IRB Infrastructure Developers Ltd. ●	26
40	ITC Ltd.	238
1	MRF Ltd.	375
304	NTPC Ltd.	704
114	Oil & Natural Gas Corp., Ltd.	645
16	Oil India Ltd.	141
3	Oracle Financial Services Software Ltd. ●	137
42	PC Jeweller Ltd. ●	181
87	Redington India	170
29	Sun TV Network, Ltd.	191
24	Tata Chemicals Ltd. ●	180
13	Tata Consultancy Services Ltd.	512
83	Tata Motors Ltd.	779
286	Tata Power Co., Ltd. ●	416
3	Technology Mahindra, Ltd. ●	127
56	UPL, Ltd. ●	332
76	Wipro Ltd.	741
		14,164
	Indonesia - 0.1%
1,273	Bank Tabungan Pensiunan Nasional Tbk ●	402
374	P.T. Telekomunikasi Indonesia Tbk	83
		485
	Ireland - 1.3%
3,095	Bank of Ireland ●	929
282	C&C Group plc ╦	1,098
54	CRH plc	1,305
11	FBD Holdings	135
4	Fleetmatics Group Ltd. ●	146
15	Greencore Group plc	69
364	Hibernia REIT plc	458
—	Paddy Power plc	31
10	Ryanair Holdings plc ADR ●	645
39	Smurfit Kappa Group plc	953
		5,769
	Israel - 0.9%
15	Azrieli Group	511
56	Bezeq Israeli Telecommunication Corp., Ltd.	90
28	Delek Automotive Systems Ltd.	265
160	Harel Insurance Investements	711
809	Israel Discount Bank ●	1,264
31	Mizrahi Tefahot Bank Ltd. ●	343
13	Teva Pharmaceutical Industries Ltd. ADR	716
		3,900
	Italy - 1.3%
44	Assicurazioni Generali S.p.A.	933
11	Banca Generali S.p.A.	303
64	Banca Popolare dell-Emilia Romagna Scrl ●	433
30	De'Longhi S.p.A.	533
35	Enel Green Power S.p.A.	69
19	Eni S.p.A.	327
109	FinecoBank Banca Fineco S.p.A. ●	588
57	Finmeccanica S.p.A. ●	623
391	Piccolo Credito Valtellinese ●	440
59	Pirelli & Co. S.p.A. ╦	842
33	Salini Impregilo S.p.A ●	121
12	Snam S.p.A.	58
60	Unipol Gruppo Finanziario S.p.A. ●	301
		5,571
	Japan - 4.6%
19	Amada Co., Ltd.	170
31	Anritsu Corp.	203
6	Asahi Diamond Industrial Co., Ltd.	64
28	Asahi Glass Co., Ltd.	146
5	Asahi Kasei Corp.	53
4	Cookpad, Inc.	156
3	CyberAgent, Inc.	150
17	Daifuku Co., Ltd.	190
5	Daiichi Sankyo Co., Ltd.	68
—	Daito Trust Construction Co., Ltd.	21
8	Denso Corp.	371
5	Digital Garage, Inc.	76

7

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	Japan - 4.6% - (continued)
5	DTS Corp.	$108
2	East Japan Railway Co.	139
2	Eisai Co., Ltd.	110
—	Fast Retailing Co., Ltd.	87
4	Fuji Heavy Industries Ltd.	159
7	Fuji Media Holdings, Inc.	89
57	Fujitsu Ltd.	301
—	GLP J-REIT	37
8	GMO Payment Gateway, Inc.	146
5	Hakuhodo DY Holdings, Inc.	48
14	Hitachi Metals Ltd.	233
7	Honda Motor Co., Ltd.	211
18	Infomart Corp.	151
24	Inpex Corp.	267
4	Iriso Electronics Co., Ltd.	244
10	Isuzu Motors Ltd. ╦	138
46	Japan Display, Inc. ●	162
—	Japan Retail Fund Investment REIT	30
2	JSR Corp.	40
17	Kakaku.com, Inc.	239
3	Kansai Electric Power Co., Inc. ●	28
4	KDDI Corp.	261
4	Kenedix, Inc.	19
19	Kubota Corp.	284
6	Kyushu Electric Power Co., Inc. ●	62
61	Leopalace21 Corp. ●	392
20	M3, Inc.	404
29	Makino Milling Machine Co.	249
11	Minebea Co., Ltd.	167
5	Mitsubishi Chemical Holdings	27
54	Mitsubishi Electric Corp.	621
13	Mitsubishi Estate Co., Ltd.	257
54	Mitsubishi Gas Chemical Co.	244
12	Mitsubishi Heavy Industries Ltd.	66
160	Mitsubishi Materials Corp.	505
127	Mitsubishi UFJ Financial Group, Inc.	674
5	Mitsui Fudosan Co., Ltd.	131
38	Mitsui O.S.K. Lines Ltd.	128
6	Murata Manufacturing Co., Ltd.	638
5	Nidec Corp.	323
—	Nippon Building Fund, Inc. REIT	39
6	Nippon Ceramic Co., Ltd.	93
2	Nippon Paint Holdings Co., Ltd.	76
3	Nippon Shokubai Co., Ltd.	43
13	Nippon Telegraph & Telephone Corp.	782
4	Nippon Telegraph & Telephone Corp. ADR	105
32	Nippon Television Network Corp.	516
45	Nissan Motor Co., Ltd.	379
8	NSD Co., Ltd.	120
11	NTT DoCoMo, Inc.	183
3	Obara Group, Inc.	149
3	OBIC Co., Ltd.	107
17	Okuma Corp.	145
1	Olympus Corp. ●	48
1	Ono Pharmaceutical Co., Ltd.	74
—	ORIX JREIT, Inc.	30
42	Rakuten, Inc.	575
4	Recruit Holdings Co., Ltd.	105
3	Roland Corp.	77
12	Sanken Electric Co., Ltd.	97
4	Sata Holdings, Corp.	100
2	Sekisui House Ltd.	26
8	Seven & I Holdings Co., Ltd.	300
11	Shikoku Electric Power Co. ●	141
1	Shin-Etsu Chemical Co., Ltd.	72
149	Shinsei Bank Ltd.	270
8	Shionogi & Co., Ltd.	246
4	SoftBank Corp.	209
21	Sony Financial Holdings, Inc.	289
12	Sumco Corp.	205
3	Sumisho Computer Systems Corp.	82
21	Sumitomo Electric Industries Ltd.	267
8	Sumitomo Mitsui Financial Group, Inc.	252
1	Sysmex Corp.	25
31	T&D Holdings, Inc.	352
9	Takeda Pharmaceutical Co., Ltd.	450
5	TDK Corp.	289
6	THK Co., Ltd.	153
15	Tokio Marine Holdings, Inc.	531
11	Tokyo Gas Co., Ltd.	65
105	Toshiba Corp.	420
8	Toyota Industries Corp.	437
7	Toyota Motor Corp.	432
15	TS Technology Co., Ltd.	368
11	Tsugami Corp.	63
5	TV Asahi Holdings Corp.	72
		19,946
	Jersey - 0.2%
11	Randgold Resources Ltd. ADR	899

	Kenya - 0.0%
273	Safaricom Ltd.	42

	Luxembourg - 0.3%
48	Braas Monier Building Group ●	971
5	SES Global	189
3	SES Global S.A.	113
		1,273
	Malaysia - 0.6%
1,817	AirAsia Berhad ╦	1,402
332	AMMB Holdings Berhad	573
467	MY EG Services BHD	328
31	Telekom Malaysia Berhad	60
		2,363
	Mauritius - 0.1%
46	MCB Group Ltd.	282
9,087	S.B.M. Holdings Ltd.	284
		566
	Mexico - 0.0%
10	Corporacion Inmobiliaria Vesta S. de RL de C.V. ☼	19
7	Mexichem S.A.B. de C.V. ●	20
		39
	Netherlands - 1.5%
13	Akzo Nobel N.V.	923
1	ASML Holding N.V.	145
14	Constellium N.V. ●	261
60	Delta Lloyd N.V.	1,130
7	Heineken N.V.	542

8

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	Netherlands - 1.5% - (continued)
1	IMCD Group B.V. ●	$29
78	ING Groep N.V. ●	970
56	Koninklijke (Royal) KPN N.V.	173
5	NXP Semiconductors N.V. ●	399
19	Royal Dutch Shell plc	564
23	Van Lanschot N.V. ●	461
—	Vastned Retail N.V. ●	15
34	Wolters Kluwer N.V.	1,019
		6,631
	Norway - 0.4%
25	DNB ASA	355
3	DNO International ASA ●	8
41	SpareBank 1 SR Bank ASA	260
7	Statoil ASA	110
180	Storebrand ASA ●	545
9	Telenor ASA	190
2	Yara International ASA	111
		1,579
	Panama - 0.0%
4	Avianca Holdings S.A. ADR	50

	Poland - 0.0%
9	TVN S.A. ●	42

	Portugal - 0.0%
8	Galp Energia SGPS S.A.	89

	Puerto Rico - 0.0%
3	Evertec, Inc.	58

	Romania - 0.0%
2	Electrica S.A. ■●	26

	Singapore - 1.1%
17	ARA Asset Management	22
124	Ascendas REIT	225
17	Bumitama Agri Ltd.	12
512	Capitacommercial Trust REIT	670
9	First Resources Ltd.	12
43	Keppel DC REIT ●	33
434	Keppel REIT	396
155	Mapletree Commercial Trust REIT	173
276	Singapore Exchange Ltd.	1,586
2	SunEdison Semiconductor Ltd. ●	42
130	Suntec REIT	180
84	United Overseas Bank Ltd.	1,431
55	Wilmar International Ltd.	132
		4,914
	South Africa - 0.1%
40	Discovery Ltd.	396
1	Naspers Ltd.	160
		556
	South Korea - 1.6%
28	BS Financial Group, Inc.	352
5	Doosan Corp.	441
9	Doosan Heavy Industrions and Construction Co.	183
16	Hana Financial Holdings	456
23	Hynix Semiconductor, Inc.	991
11	Hyundai Development Co.	438
5	Hyundai Home Shopping Network Corp.	560
3	Hyundai Motor Co., Ltd.	478
6	Koh Young Technology, Inc.	257
2	Kona I Co., Ltd.	69
40	Korea Electric Power Corp.	1,548
1	LG Chem Ltd.	187
43	LG Telecom Ltd.	472
1	Lotte Chemical Corp.	90
2	Posco ADR	112
1	Posco Ltd.	185
4	Suprema, Inc. ●	86
		6,905
	Spain - 0.5%
2	Almirall S.A. ●	40
6	Endesa S.A.	123
98	Iberdrola S.A.	673
14	Tecnicas Reunidas S.A.	537
53	Telefonica S.A.	796
		2,169
	Sweden - 0.2%
1	Arcam AB ●	29
8	Avanza Bank Holding AB	266
3	Billerud	47
9	Boliden Ab	135
2	Electrolux AB Series B	60
2	Fastighets AB Balder ●	32
5	Hennes & Mauritz Ab	212
6	Lundin Petroleum Ab ●	76
8	Telia Ab	51
		908
	Switzerland - 1.0%
11	ABB Ltd. ADR	206
1	Actelion Ltd.	63
1	Compagnie Financiere Richemont S.A.	49
65	EFG International AG	699
37	Evolva Holding S.A. ●	58
25	Gategroup Holding AG	691
1	Geberit AG	369
16	Julius Baer Group Ltd.	637
2	Mobimo Holding AG	354
4	PSP Swiss Property AG	456
—	Roche Holding AG	108
—	Swisscom AG	110
1	Syngenta AG	205
28	UBS AG ●	467
		4,472
	Taiwan - 2.3%
40	Advantech Co., Ltd.	296
111	Aerospace Industrial Development Corp. ●	128
16	AIC, Inc.	73
33	AirTac International Group	283
137	Asia Cement Corp.	166
54	Catcher Technology Co., Ltd.	474
70	Chroma Ate, Inc.	173
78	Delta Electronics, Inc.	475
7	Ememory Technology, Inc.	69
133	Far Eastern New Century Corp. ╦	134
9	Giant Manufacturing	79
7	Hermes Microvision, Inc.	330

9

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	Taiwan - 2.3% - (continued)
10	Hiwin Technologies Corp.	$84
50	Holtek Semiconductor, Inc.	90
44	Hota Industrial Manufacturing Co., Ltd.	80
17	King Slide Works Co., Ltd.	243
163	King Yuan Electronics Co., Ltd.	136
64	Kinik Co.	128
7	Largan Precision Co., Ltd.	566
36	MediaTek, Inc.	544
22	Merida Industry Co., Ltd.	151
27	Pchome Online, Inc.	307
63	Primax Electronics Ltd. ●	84
64	Promise Technology, Inc.	74
78	Ruentex Industries Ltd.	169
28	Silergy Corp.	204
26	Sporton International, Inc.	139
37	Standard Foods Corp.	79
27	Superalloy Industrial Co., Ltd. ●	92
143	Taiwan Cement	193
62	Taiwan Fertilizer Co., Ltd.	108
642	Taiwan Semiconductor Manufacturing Co., Ltd.	2,825
96	TECO Electric & Machinery Co., Ltd. ╦	90
168	Uni-President Enterprises Corp.	268
144	Vanguard International Semiconductor Corp.	244
71	WT Microelectronics Co., Ltd.	103
9	WT Microelectronics Co., Ltd. Rights	2
23	Yageo Corp.	42
66	Yulon Motor Co.	96
		9,821
	Thailand - 0.1%
25	Delta Electronics Thailand PCL ●	56
273	Precious Shipping Public Co., Ltd.	116
36	Total Access Communication Public Co., Ltd.	104
		276
	Turkey - 0.2%
6	Turkcell Iletisim Hizmetleri AS ●	84
630	Turkiye Sinai Kalkinma Bankasi A.S.	524
29	Ulker Biskuvi Sanayi AS ●	229
		837
	United Arab Emirates - 0.0%
10	Emaar Malls Group PJSC ●	8

	United Kingdom - 2.5%
117	Acacia Mining plc	497
2	Al Noor Hospitals Group	32
3	Antofagasta plc	25
4	Arm Holdings plc ╦	57
17	AstraZeneca plc ╦	1,214
4	AstraZeneca plc ADR	260
5	B&M European Value Retail S.A.	21
375	Balfour Beatty plc	1,253
33	BG Group plc	442
5	Big Yellow Group REIT	42
38	BP plc	245
9	British American Tobacco plc ╦	511
2	Burberry Group plc	49
1	Derwent London plc REIT	41
6	Dixons Carphone plc	39
3	Hammerson plc REIT	32
22	Hargreaves Lansdown plc	332
15	Home Retail Group	45
70	HSBC Holdings plc ╦	642
14	Imperial Tobacco Group plc	649
200	Intu Properties plc	1,096
—	Kennedy Wilson Europe Real Estate plc	—
27	Marks & Spencer Group plc	199
14	National Grid plc	199
5	NMC Health plc	35
34	OM Asset Management plc ●	517
19	Ophilr Energy plc ●	38
131	Petra Diamonds Ltd. ●	302
4	PureCircle Ltd. ●	35
159	Qinetiq Group plc	447
3	Reckitt Benckiser Group plc	261
5	Reed Elsevier Capital, Inc.	95
2	Rio Tinto plc	66
1	Shaftesbury plc REIT	15
13	Sky plc	184
3	Smith & Nephew plc	55
8	Spire Healthcare Group plc ●	40
31	Standard Chartered plc ╦	410
5	Tate & Lyle plc	46
12	Tullow Oil plc	68
4	Unite Group plc	27
10	United Business Media Ltd.	83
—	Vodafone Group plc	—
—	Whitbread plc	28
2	Workspace Group plc	28
9	WPP plc	190
		10,892
	United States - 19.5%
2	Abbott Laboratories ╦	78
1	Acadia Healthcare Co., Inc. ●	47
—	Acadia Realty Trust REIT	15
3	Accenture plc	232
139	ACCO Brands Corp. ●	1,100
5	Achillion Pharmaceuticals, Inc. ●	80
1	Acorda Therapeutics, Inc. ●	50
2	Actavis plc ●	520
2	Activision Blizzard, Inc.	38
—	Acuity Brands, Inc.	70
17	Adecoagro S.A. ●	132
26	Advance Automotive Parts, Inc.	4,169
3	AECOM ●╦	75
1	Aetna, Inc.	115
1	Agilent Technologies, Inc. ╦	54
1	Agios Pharmaceuticals, Inc. ●	90
2	Akamai Technologies, Inc. ●	113
297	Alacer Gold Corp.	696
4	Alkermes plc ●	300
4	Alleghany Corp. ●╦	1,839
16	Allegheny Technologies, Inc. ╦	457
1	Allegion plc	56
1	Alliance Data Systems Corp. ●	168
2	Alliant Energy Corp.	112
1	Alnylam Pharmaceuticals, Inc. ●	103
11	Altria Group, Inc.	573
2	Amazon.com, Inc. ●	816
—	American Tower Corp. REIT ╦	37
3	AMETEK, Inc.	161
1	Anadarko Petroleum Corp.	112

10

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	United States - 19.5% - (continued)
1	Andersons (The), Inc.	$29
2	Apache Corp.	153
15	Apple, Inc.	1,736
8	Applied Materials, Inc.	174
4	Archer-Daniels-Midland Co.	170
23	Arena Pharmaceuticals, Inc. ●	97
1	Arista Networks, Inc. ●	57
1	athenahealth, Inc. ●	98
2	Automatic Data Processing, Inc.	144
—	AutoZone, Inc. ●	136
1	AvalonBay Communities, Inc. REIT	105
5	Avon Products, Inc.	37
4	Baker Hughes, Inc.	228
2	Ball Corp.	98
1	Becton, Dickinson & Co.	83
30	Belden, Inc.	2,482
1	Biogen Idec, Inc. ●	230
28	Bizlink Holding, Inc.	94
2	Boeing Co.	296
2	Boise Cascade Co. ●	71
1	Boston Properties, Inc. REIT	77
11	Boston Scientific Corp. ●	166
11	Bristol-Myers Squibb Co.	675
1	Cabot Corp.	43
2	Cabot Oil & Gas Corp.	62
1	CACI International, Inc. Class A ●	57
2	Cadence Design Systems, Inc. ●	35
2	Cameron International Corp. ●	104
1	Cardinal Health, Inc.	87
2	Cardtronics, Inc. ●	70
27	Carlisle Cos., Inc.	2,446
1	Caterpillar, Inc. ╦	74
2	Celanese Corp.	84
2	Celgene Corp. ●╦	263
—	CF Industries Holdings, Inc.	147
2	Charter Communications, Inc. ●	269
4	Chevron Corp.	380
—	Churchill Downs, Inc.	39
4	Ciena Corp. ●	82
1	CIGNA Corp.	98
1	Cimarex Energy Co.	57
24	Cisco Systems, Inc.	643
21	Citigroup, Inc. ╦	978
6	Cobalt International Energy, Inc. ●	57
17	Coca-Cola Co.	684
5	Cognizant Technology Solutions Corp. ●	277
5	Colfax Corp. ●	234
5	Comcast Corp. Class A	273
3	Comcast Corp. Special Class A	182
8	ConocoPhillips Holding Co.	505
2	Costco Wholesale Corp.	292
10	Coty, Inc.	199
2	Crown Holdings, Inc. ●	84
44	CST Brands, Inc.	1,884
5	CSX Corp.	170
5	CVS Health Corp.	471
1	D.R. Horton, Inc.	22
4	Danaher Corp. ╦	353
2	Dean Foods Co.	38
8	Deltic Timber Corp. ╦	513
51	Dorian LPG Ltd. ●	578
1	Douglas Emmett, Inc. REIT	28
1	Dover Corp.	85
3	Dow Chemical Co.	149
3	DSW, Inc.	94
3	Duke Energy Corp.	227
1	Duke Realty, Inc. REIT	14
3	Eaton Corp. plc	165
1	eBay, Inc. ●	60
3	Echo Global Logistics, Inc. ●	92
1	Edison International	35
6	Eli Lilly & Co.	466
1	Energen Corp.	64
1	Energizer Holdings, Inc.	143
3	Envision Healthcare Holdings ●	99
1	EOG Resources, Inc.	68
2	Equifax, Inc.	136
1	Equity Lifestyle Properties, Inc. REIT ╦	44
1	Equity Residential Properties Trust REIT	68
28	ERA Group, Inc. ●╦	635
—	Essex Property Trust, Inc. REIT	81
—	Esterline Technologies Corp. ●	39
1	Expedia, Inc.	94
1	Extra Space Storage, Inc. REIT	35
8	Exxon Mobil Corp.	687
1	F5 Networks, Inc. ●	147
5	Facebook, Inc. ●	391
4	Federal Agricultural Mortgage Corp.	113
—	Federal Realty Investment Trust REIT	43
4	FedEx Corp.	655
8	Financial Engines, Inc.	270
2	First Solar, Inc. ●	66
45	Fiserv, Inc. ●	3,262
31	Ford Motor Co.	461
2	Forest City Enterprises, Inc. REIT ●	49
1	Fortune Brands Home & Security, Inc.	55
7	Freescale Semiconductor Holdings Ltd. ●	220
29	GATX Corp. ╦	1,633
1	General Dynamics Corp.	158
4	General Growth Properties, Inc. REIT	106
11	Genpact Ltd. ●	212
4	Gilead Sciences, Inc. ●	404
1	Google, Inc. Class A ●	282
3	GoPro, Inc. ●	129
17	Graphic Packaging Holding Co. ●	243
15	Great Western Bancorp, Inc. ●	311
2	GrubHub, Inc. ●	59
6	Halliburton Co.	244
6	Harley-Davidson, Inc.	380
3	HCA Holdings, Inc. ●	236
2	HD Supply Holdings, Inc. ●	47
1	Health Care REIT, Inc.	112
1	Healthcare Trust of Ame-CL A	26
3	Heartland Payment Systems, Inc.	157
2	Heico Corp. Class A	93
2	Hertz Global Holdings, Inc. ●	49
6	Hewlett-Packard Co.	221
128	Higher One Holdings, Inc. ●	423
1	Hilton Worldwide Holdings, Inc. ●	27
12	Homeinns Hotel Group ●	304

11

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	United States - 19.5% - (continued)
3	Honeywell International, Inc.	$314
1	Hospira, Inc. ●	54
2	Huron Consulting Group, Inc. ●	148
3	IDEX Corp.	237
4	Illinois Tool Works, Inc.	331
2	IMS Health Holdings, Inc. ●	52
1	Incyte Corp. ●	109
5	InfraREIT, Inc. ●	131
3	Ingersoll-Rand plc	198
1	Ingredion, Inc.	98
19	Intel Corp.	622
4	Intelsat S.A. ●	62
7	International Paper Co.	342
3	Interpublic Group of Cos., Inc.	52
5	Ironwood Pharmaceuticals, Inc. ●	78
1	J.B. Hunt Transport Services, Inc.	100
2	Johnson & Johnson ╦	238
12	JP Morgan Chase & Co.	636
1	Kansas City Southern	103
7	KBR, Inc.	109
1	Kennedy-Wilson Holdings, Inc.	27
—	Kilroy Realty Corp. REIT	30
3	Kinder Morgan, Inc.	134
1	Kite Realty Group Trust REIT	30
1	Kraft Foods Group, Inc.	54
2	Kroger (The) Co.	114
1	L Brands, Inc.	105
2	Landstar System, Inc.	159
2	Las Vegas Sands Corp.	115
5	Liberty Global plc ●	222
61	Liberty Global plc Class C ●	2,761
1	Lockheed Martin Corp.	202
3	Lorillard, Inc.	226
3	Louisiana-Pacific Corp. ●	55
7	Lowe's Cos., Inc.	468
3	LyondellBasell Industries Class A	205
—	Macerich Co. REIT	38
3	Marketo, Inc. ●	93
47	Mattel, Inc.	1,277
5	Mavenir Systems, Inc. ●	60
55	Maxim Integrated Products, Inc.	1,806
1	McGraw Hill Financial, Inc.	47
1	McKesson Corp.	287
1	MeadWestvaco Corp.	40
4	Medicines Co. ●	115
6	Medtronic plc	415
7	Merck & Co., Inc.	438
5	Microsoft Corp.	216
1	MKS Instruments, Inc.	37
1	Mohawk Industries, Inc. ●	91
19	Mondelez International, Inc.	669
4	Monsanto Co. ╦	425
3	Monster Beverage Corp. ●	335
4	Mosaic Co.	184
16	Motorola Solutions, Inc.	1,018
1	Mylan, Inc. ●	50
2	Nacco Industries, Inc. Class A	87
2	National Cinemedia, Inc.	31
1	National Oilwell Varco, Inc.	68
1	Netflix, Inc. ●	319
3	NextEra Energy, Inc.	380
3	Nielsen N.V.	127
6	Nimble Storage, Inc. ●	123
3	Northeast Utilities	156
2	Norwegian Cruise Line Holdings Ltd. ●	78
3	NPS Pharmaceuticals, Inc. ●	155
3	Nu Skin Enterprises, Inc. Class A	117
4	OGE Energy Corp.	146
4	Omnova Solutions, Inc. ●	29
2	Owens-Illinois, Inc. ●	38
—	Packaging Corp. of America	30
2	Paramount Group, Inc. ●	29
7	Patterson-UTI Energy, Inc.	128
1	Pebblebrook Hotel Trust REIT	29
4	Pentair plc	256
1	PG&E Corp.	54
3	Phillips 66	208
2	Physicians Realty Trust	29
1	Pioneer Natural Resources Co.	82
44	Post Holdings, Inc. ●‡	2,080
1	Power Integrations, Inc.	64
4	Prestige Brands Holdings, Inc. ●	129
—	Public Storage REIT	86
12	Qihoo 360 Technology Co., Ltd. ●	708
1	Quintiles Transnational Holdings ●	70
1	Raytheon Co.	50
1	Regeneron Pharmaceuticals, Inc. ●	546
2	Reliance Steel & Aluminum	115
2	Retail Properties of America, Inc.	30
1	RLJ Lodging Trust REIT	34
5	Rock Tenn Co. Class A	327
1	Rogers Corp. ●	65
1	Ross Stores, Inc.	93
5	Schlumberger Ltd.	389
158	Scorpio Tankers, Inc.	1,245
14	Seacor Holdings, Inc. ●╦	972
1	Seattle Genetics, Inc. ●	26
—	Sherwin-Williams Co.	100
1	Signet Jewelers Ltd.	104
1	Simon Property Group, Inc. REIT	103
1	SL Green Realty Corp. REIT	71
5	Sonus Networks, Inc. ●	94
1	Spansion, Inc. Class A ●	34
11	Spirit Aerosystems Holdings, Inc. ●	514
2	St. Jude Medical, Inc.	147
3	Starbucks Corp.	247
—	Starwood Hotels & Resorts, Inc.	17
1	Stryker Corp.	119
2	Swift Transportation Co. ●	60
15	Symantec Corp.	377
—	Synageva BioPharma Corp. ●	31
1	Tesla Motors, Inc. ●	146
12	Textron, Inc.	510
1	Thermo Fisher Scientific, Inc.	111
3	TJX Cos., Inc.	203
2	Transocean, Inc.	32
3	Tuesday Morning Corp. ●	45
8	Twenty-First Century Fox, Inc.	258
2	Tyson Foods, Inc. Class A	68
2	UGI Corp.	75

12

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 55.8% - (continued)
	United States - 19.5% - (continued)
1	Ultragenyx Pharmaceutical, Inc. ●	$59
7	United Continental Holdings, Inc. ●╦	511
2	United Technologies Corp.	235
1	UnitedHealth Group, Inc.	141
2	Vantiv, Inc. ●	73
—	Ventas, Inc. REIT	18
3	VeriFone Systems, Inc. ●	85
3	Verizon Communications, Inc.	134
2	Vertex Pharmaceuticals, Inc. ●	184
2	Visa, Inc.	489
1	Wageworks, Inc. ●	73
2	Walgreens Boots Alliance Inc.	153
4	Walt Disney Co.	360
4	Wayfair, Inc. ●	71
41	Wells Fargo & Co. ‡	2,148
2	WESCO International, Inc. ●	120
1	Western Digital Corp.	111
1	Westlake Chemical Corp.	30
1	WEX, Inc. ●	130
1	Weyerhaeuser Co. REIT	28
—	Whirlpool Corp.	58
2	Whiting Petroleum Corp. ●	58
2	Wyndham Worldwide Corp.	189
26	XL Group plc	896
1	Yelp, Inc. ●	40
1	Zimmer Holdings, Inc.	74
3	Zoetis, Inc.	132
4	Zulily, Inc. ●	78
		84,308
	Total Common Stocks
	(Cost $230,978)	$241,360

Exchange Traded Funds - 4.4%
	United States - 4.4%
11	iShares MSCI EAFE ETF	$645
638	PowerShares Senior Loan Portfolio	15,296
3	S&P 500 Depositary Receipt	627
57	SPDR Barclays Convertible Securities ETF	2,616
		19,184
	Total Exchange Traded Funds
	(Cost $19,428)	$19,184

Preferred Stocks - 0.4%
	Germany - 0.4%
7	Volkswagen AG N.V.	$1,557

	United States - 0.0%
5	Nutanix, Inc. ⌂●†	74
5	Uber Technologies, Inc. ⌂●†	136
		210
	Total Preferred Stocks
	(Cost $1,709)	$1,767

Warrants - 0.1%
	British Virgin Islands - 0.0%
77	Atlas Mara Ltd.	$38

	China - 0.1%
26	Hangzhou HIK-Vision Digital-A Technology Co., Ltd. ⌂	112

	Greece - 0.0%
198	Alpha Bank A.E.	85

	Total Warrants
	(Cost $489)	$235

	Total Long-Term Investments Excluding Purchased Options
	(Cost $368,734)	$373,429

Short-Term Investments - 10.4%
	Repurchase Agreements - 10.4%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $43, collateralized by U.S. Treasury Note 0.88%, 2017, value of $44)
$43	0.04%, 1/31/15	$43
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,885, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $1,923)
1,885	0.06%, 1/31/15	1,885
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$13,678, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $13,952)
13,678	0.05%, 1/31/15	13,678
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$3,185, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
	0.75% - 2.50%, 2017 - 2024, value of $3,248)
3,185	0.06%, 1/31/15	3,185
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $9,111, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $9,294)
9,111	0.04%, 1/31/15	9,111
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $5,924, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $6,042)
5,924	0.05%, 1/31/15	5,924

13

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 10.4% - (continued)
	Repurchase Agreements - 10.4% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $519, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $529)
$519	0.05%, 1/31/15		$519
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,178, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$2,222)
2,178	0.06%, 1/31/15		2,178
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $134, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $136)
134	0.06%, 1/31/15		134
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $8,131, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $8,293)
8,131	0.07%, 1/31/15		8,131
			44,788
	Total Short-Term Investments
	(Cost $44,788)		$44,788

	Total Investments Excluding Purchased Options
	(Cost $413,522)	96.8%	$418,217
	Total Purchased Options
	(Cost $783)	0.1%	541
	Total Investments
	(Cost $414,305) ▲	96.9%	$418,758
	Other Assets and Liabilities	3.1%	13,477
	Total Net Assets	100.0%	$432,235

14

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2015, the Fund invested 3.7% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $416,172 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$33,461
Unrealized Depreciation	(30,875)
Net Unrealized Appreciation	$2,586

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $404, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $13,938, which represents 3.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $26,267, which represents 6.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2014	26	Hangzhou HIK-Vision Digital-A Technology Co., Ltd. Warrants	$70
10/2012 - 10/2014	350	Kingsgate Consolidated Ltd.	693
08/2014	5	Nutanix, Inc. Preferred	63
06/2014	5	Uber Technologies, Inc. Preferred	71

    At January 31, 2015, the aggregate value of these securities was $516, which represents 0.1% of total net assets.

15

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $10,299 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
OTC option and/or OTC swap contracts	$1,760	$–
Futures contracts	7,920	–
Centrally cleared swaps contracts	209	–
Total	$9,889	$–

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
Brent Oil Option Φ	DEUT	CO	140.00 USD	02/09/15	USD	1,355,000	$–	$54	$(54)
Brent Oil Option Φ	DEUT	CO	150.00 USD	11/10/15	USD	1,407,900	–	40	(40)
Brent Oil Option Φ	JPM	CO	150.00 USD	08/11/15	USD	1,355,000	–	41	(41)
Platinum Option	GSC	CO	1,300.00 USD	06/15/15	USD	1,147	40	56	(16)
Total Calls						4,119,047	$40	$191	$(151)
Puts
USD Put/CNY Call	DEUT	FX	6.15 CNY per USD	11/17/16	USD	18,308,748	$55	$120	$(65)

Total purchased option contracts						22,427,795	$95	$311	$(216)

*	The number of contracts does not omit 000's.

Φ	This security has limitations. If at time of expiration the price of a barrel of ICE Brent Crude is equal to or greater than the strike price, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

16

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	IR	2.52%	01/23/25	USD	370,000	$62	$55	$7
Interest Rate Swaption USD	JPM	IR	2.38%	01/30/25	USD	370,000	57	57	–
Total Calls						740,000	$119	$112	$7
Puts
Interest Rate Swaption JPY	BOA	IR	0.68%	01/24/17	JPY	1,002,640,000	$206	$183	$23
Interest Rate Swaption USD	JPM	IR	2.13%	01/23/25	USD	370,000	52	55	(3)
Interest Rate Swaption USD	JPM	IR	2.38%	01/30/25	USD	370,000	58	58	–
Total Puts						1,003,380,000	$316	$296	$20
Total purchased swaption contracts						1,004,120,000	$435	$408	$27

* The number of contracts does not omit 000's.

Exchange Traded Option Contracts Outstanding at January 31, 2015

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Calls
Cocoa Future Option	CO	3,150.00 USD	08/10/15	USD	38	$11	$64	$(53)

* The number of contracts does not omit 000's.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Euro BUXL 30-Year Bond Future	1	03/06/2015	$165	$190	$25	$–	$3	$–
Euro-BOBL Future	14	03/06/2015	2,048	2,071	23	–	3	–
Euro-BUND Future	130	03/06/2015	22,648	23,414	766	–	99	–
Euro-Schatz Future	9	03/06/2015	1,129	1,131	2	–	–	–
German Stock Exchange Future	6	03/20/2015	1,792	1,813	21	–	–	(8)
Japan 10-Year Bond Future	18	03/11/2015	22,546	22,706	160	–	29	–
KOSPI 200 Index Future	1	03/12/2015	115	115	–	–	–	–
S&P 500 (E-Mini) Future	202	03/20/2015	20,105	20,083	–	(22)	63	(48)
Short Gilt Future	1	03/27/2015	156	156	–	–	–	–
U.S. Treasury 5-Year Note Future	126	03/31/2015	14,994	15,289	295	–	58	–
U.S. Treasury CME Ultra Long Term Bond Future	34	03/20/2015	5,525	6,084	559	–	69	–
Total					$1,851	$(22)	$324	$(56)
Short position contracts:
Australian 10-Year Bond Future	99	03/16/2015	$9,733	$10,157	$–	$(424)	$–	$(32)
Australian SPI 200 Index Future	61	03/19/2015	6,105	6,579	–	(474)	–	(43)
Canadian Government 10-Year Bond Future	42	03/20/2015	4,475	4,815	–	(340)	–	(33)
Long Gilt Future	59	03/27/2015	10,321	11,008	–	(687)	–	(76)
U.S. Treasury 10-Year Note Future	25	03/20/2015	3,217	3,272	–	(55)	–	(18)
U.S. Treasury 2-Year Note Future	35	03/31/2015	7,688	7,692	–	(4)	–	(10)
Total					$–	$(1,984)	$–	$(212)
Total futures contracts					$1,851	$(2,006)	$324	$(268)

* The number of contracts does not omit 000's.

17

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Sell protection:
CDX.EM.22	GSC	USD	17,425	1.00%	12/20/19	$–	$(1,199)	$(2,247)	$–	$(1,048)
Credit default swaps on single-name issues:
Sell protection:
Italy (Republic of)	JPM	USD	775	1.00% / 0.93%	09/20/19	$–	$(5)	$3	$8	$–

Total OTC contracts						$–	$(1,204)	$(2,244)	$8	$(1,048)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.23	CME	USD	4,350	5.00%	12/20/19	$238	$241	$3	$–	$–	$(10)

(a)	The FCM to the contracts is MSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

18

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
AK Holdings	GSC	USD	120	(1M LIBOR)	10/30/15	$–	$–	$32	$32	$–
BGF Retail Co. LTD	GSC	USD	275	(1M LIBOR + 0.55%)	10/30/15	–	–	29	29	–
Bukwang Pharmaceutical Co.	GSC	USD	129	(1M LIBOR + 0.55%)	10/30/15	–	–	14	14	–
Bukwang Pharmaceutical Co.	GSC	USD	139	(1M LIBOR)	10/30/15	–	–	22	22	–
CJ Hellovision Co.	GSC	USD	186	(1M LIBOR + 0.55%)	10/30/15	–	–	(12)	–	(12)
CJ Hellovision Co.	GSC	USD	157	(1M LIBOR)	10/30/15	–	–	(11)	–	(11)
CJ Shopping Co.	GSC	USD	421	(1M LIBOR + 0.55%)	10/30/15	–	–	(48)	–	(48)
CJ Shopping Co.	GSC	USD	266	(1M LIBOR)	10/30/15	–	–	(39)	–	(39)
Daesang Corp.	GSC	USD	272	(1M LIBOR + 0.55%)	10/30/15	–	–	36	36	–
Daesang Corp.	GSC	USD	266	(1M LIBOR)	10/30/15	–	–	38	38	–
Dongsuh Co.	GSC	USD	7	(1M LIBOR + 0.55%)	10/30/15	–	–	–	–	–
Dongsuh Co.	GSC	USD	238	(1M LIBOR + 0.55%)	10/30/15	–	–	8	8	–
Dongsuh Co.	GSC	USD	177	(1M LIBOR)	10/30/15	–	–	5	5	–
E-Mart Co.	GSC	USD	74	(1M LIBOR + 0.55%)	10/30/15	–	–	(3)	–	(3)
E-Mart Co.	GSC	USD	276	(1M LIBOR + 0.55%)	10/30/15	–	–	8	8	–
E-Mart Co.	GSC	USD	410	(1M LIBOR)	10/30/15	–	–	11	11	–
Grand Korea Leisure Co. LTD	GSC	USD	322	(1M LIBOR + 0.55%)	10/30/15	–	–	(8)	–	(8)
Grand Korea Leisure Co. LTD	GSC	USD	513	(1M LIBOR + 0.55%)	10/30/15	–	–	73	73	–
Green Cross Corp	GSC	USD	171	(1M LIBOR + 0.55%)	10/30/15	–	–	2	2	–
Green Cross Corp	GSC	USD	146	(1M LIBOR)	10/30/15	–	–	1	1	–
GS Home Shopping Inc.	GSC	USD	203	(1M LIBOR + 0.55%)	10/30/15	–	–	(10)	–	(10)
GS Home Shopping Inc.	GSC	USD	173	(1M LIBOR)	10/30/15	–	–	(9)	–	(9)
Hanmi Pharmaceutical Co.	GSC	USD	216	(1M LIBOR + 0.55%)	10/30/15	–	–	(7)	–	(7)
Hanmi Pharmaceutical Co.	GSC	USD	95	(1M LIBOR)	10/30/15	–	–	(4)	–	(4)
Hyundai Dept. Store Co.	GSC	USD	383	(1M LIBOR + 0.55%)	10/30/15	–	–	(10)	–	(10)
Hyundai Dept. Store Co.	GSC	USD	430	(1M LIBOR)	10/30/15	–	–	(11)	–	(11)
Kolon Industries, Inc.	GSC	USD	288	(1M LIBOR + 0.55%)	10/30/15	–	–	(9)	–	(9)
Kolon Industries, Inc.	GSC	USD	36	(1M LIBOR + 0.55%)	10/30/15	–	–	1	1	–
Kolon Industries, Inc.	GSC	USD	219	(1M LIBOR)	10/30/15	–	–	(8)	–	(8)
Korea Zinc Co.	GSC	USD	300	(1M LIBOR + 0.55%)	10/30/15	–	–	20	20	–
Korea Zinc Co.	GSC	USD	448	(1M LIBOR)	10/30/15	–	–	31	31	–
KT Skylife Co.	GSC	USD	136	(1M LIBOR + 0.55%)	10/30/15	–	–	(14)	–	(14)
KT Skylife Co.	GSC	USD	143	(1M LIBOR)	10/30/15	–	–	(16)	–	(16)
LG Chemical Ltd.	GSC	USD	98	(1M LIBOR + 0.55%)	10/30/15	–	–	1	1	–
LG Corp	GSC	USD	37	(1M LIBOR + 0.55%)	10/30/15	–	–	(2)	–	(2)
LG Corp	GSC	USD	438	(1M LIBOR + 0.55%)	10/30/15	–	–	7	7	–
LG Corp	GSC	USD	211	(1M LIBOR)	10/30/15	–	–	3	3	–
Lock & Lock Co.	GSC	USD	105	(1M LIBOR + 0.55%)	10/30/15	–	–	(9)	–	(9)
Lock & Lock Co.	GSC	USD	149	(1M LIBOR)	10/30/15	–	–	(12)	–	(12)
MSCI Daily TR Gross EM Poland	GSC	USD	481	1M LIBOR + 0.30%	06/30/15	–	–	18	18	–
MSCI Daily TR Gross EM S Africa	DEUT	USD	2,082	1M LIBOR - 0.20%	10/30/15	–	–	(95)	–	(95)
MSCI Daily TR Net EM Chile	DEUT	USD	1,519	1M LIBOR + 0.10%	02/27/15	–	–	60	60	–
MSCI United Arab Emirates	DEUT	USD	843	1M LIBOR - 0.69%	10/30/15	–	–	48	48	–
Nongshim Co.	GSC	USD	220	(1M LIBOR + 0.55%)	10/30/15	–	–	(16)	–	(16)
Nongshim Co.	GSC	USD	187	(1M LIBOR)	10/30/15	–	–	(15)	–	(15)
S&P US Real Estate Select Industry TR	GSC	USD	5,513	1M LIBOR - 0.90%	01/29/16	–	–	–	–	–
Shinsegae Co.	GSC	USD	238	(1M LIBOR + 0.55%)	10/30/15	–	–	(24)	–	(24)
Shinsegae Co.	GSC	USD	292	(1M LIBOR)	10/30/15	–	–	(31)	–	(31)
SK Telecom Co.	GSC	USD	404	(1M LIBOR + 0.55%)	10/30/15	–	–	33	33	–
SK Telecom Co.	GSC	USD	267	(1M LIBOR)	10/30/15	–	–	22	22	–
SKC Co.	GSC	USD	345	(1M LIBOR + 0.55%)	10/30/15	–	–	48	48	–
SKC Co.	GSC	USD	248	(1M LIBOR)	10/30/15	–	–	28	28	–
Yuhan Corp.	GSC	USD	135	(1M LIBOR + 0.55%)	10/30/15	–	–	2	2	–
Yuhan Corp.	GSC	USD	307	(1M LIBOR)	10/30/15	–	–	3	3	–
Total						$–	$–	$181	$604	$(423)

19

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.00%	$800	02/15/2044	$882	$(1)
FNMA, 3.00%	200	02/15/2030	210	(1)
FNMA, 4.00%	1,600	02/15/2045	1,714	(5)
GNMA, 3.00%	500	02/15/2045	519	–
GNMA, 3.50%	1,500	03/15/2044	1,580	(1)
GNMA, 3.50%	1,500	02/15/2045	1,584	(5)
GNMA, 4.50%	200	02/15/2040	218	–
GNMA, 4.50%	700	02/15/2045	760	(2)
GNMA, 5.00%	300	02/15/2045	331	(2)
Total			$7,798	$(17)

At January 31, 2015, the aggregate market value of these securities represents 1.8% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	03/18/2015	BCLY	$368	$355	$–	$(13)
AUD	Buy	02/27/2015	CBA	2,491	2,386	–	(105)
AUD	Buy	03/18/2015	CBA	769	771	2	–
AUD	Buy	02/27/2015	GSC	4,699	4,422	–	(277)
AUD	Buy	02/03/2015	JPM	25	25	–	–
AUD	Buy	03/18/2015	JPM	1,551	1,552	1	–
AUD	Buy	03/18/2015	RBC	5,532	5,204	–	(328)
AUD	Buy	02/27/2015	SSG	4,699	4,422	–	(277)
AUD	Sell	03/18/2015	CBA	2,362	2,322	40	–
AUD	Sell	03/18/2015	JPM	1,922	1,807	115	–
AUD	Sell	03/18/2015	RBC	8,382	7,884	498	–
AUD	Sell	02/02/2015	WEST	15	15	–	–
AUD	Sell	02/04/2015	WEST	91	91	–	–
BRL	Buy	02/03/2015	UBS	3,390	3,264	–	(126)
BRL	Sell	02/03/2015	JPM	39	38	1	–
BRL	Sell	02/03/2015	UBS	3,269	3,264	5	–
BRL	Sell	03/03/2015	UBS	3,365	3,240	125	–
CAD	Buy	02/04/2015	RBC	251	251	–	–
CAD	Buy	02/27/2015	RBC	12,419	11,603	–	(816)
CAD	Buy	03/18/2015	RBC	4,214	3,806	–	(408)
CAD	Sell	02/27/2015	BCLY	2,265	2,210	55	–
CAD	Sell	03/18/2015	BMO	1,931	1,741	190	–
CAD	Sell	02/27/2015	BOA	5,948	5,801	147	–
CAD	Sell	03/18/2015	BOA	135	124	11	–
CAD	Sell	02/27/2015	DEUT	5,232	5,111	121	–
CAD	Sell	02/02/2015	RBC	46	46	–	–
CAD	Sell	02/04/2015	RBC	97	97	–	–
CAD	Sell	02/27/2015	TDS	2,969	2,901	68	–
CHF	Buy	03/18/2015	CSFB	3,069	3,277	208	–
CHF	Buy	03/18/2015	JPM	5,138	5,700	562	–
CHF	Buy	03/18/2015	RBC	3,092	3,025	–	(67)
CHF	Sell	03/18/2015	BCLY	172	189	–	(17)
CHF	Sell	02/27/2015	CSFB	15,871	17,657	–	(1,786)
CHF	Sell	03/18/2015	DEUT	1,741	1,690	51	–
CHF	Sell	02/02/2015	JPM	97	97	–	–
CHF	Sell	02/03/2015	JPM	116	116	–	–
CHF	Sell	03/18/2015	JPM	2,683	2,611	72	–
CLP	Sell	03/18/2015	BOA	928	915	13	–
CNY	Buy	03/18/2015	BCLY	551	543	–	(8)
CNY	Sell	03/18/2015	DEUT	6,033	5,928	105	–

20

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CNY	Sell	03/18/2015	JPM	$1,936	$1,907	$29	$–
CNY	Sell	03/18/2015	UBS	7,484	7,379	105	–
DKK	Buy	03/18/2015	BOA	2,267	2,202	–	(65)
DKK	Sell	02/03/2015	BCLY	34	34	–	–
EUR	Buy	02/03/2015	BCLY	47	47	–	–
EUR	Buy	03/18/2015	BCLY	708	670	–	(38)
EUR	Buy	02/27/2015	BOA	4,621	4,431	–	(190)
EUR	Buy	03/18/2015	BOA	480	451	–	(29)
EUR	Buy	03/18/2015	DEUT	2,011	2,016	5	–
EUR	Buy	03/18/2015	GSC	517	479	–	(38)
EUR	Buy	03/18/2015	JPM	2,688	2,593	–	(95)
EUR	Buy	03/18/2015	MSC	682	629	–	(53)
EUR	Buy	03/18/2015	NAB	321	293	–	(28)
EUR	Buy	02/27/2015	UBS	245	245	–	–
EUR	Sell	02/02/2015	BCLY	1,322	1,323	–	(1)
EUR	Sell	02/03/2015	BCLY	692	692	–	–
EUR	Sell	02/04/2015	BCLY	29	29	–	–
EUR	Sell	02/27/2015	BCLY	278	277	1	–
EUR	Sell	03/18/2015	BCLY	877	841	36	–
EUR	Sell	02/27/2015	BNP	23	23	–	–
EUR	Sell	02/27/2015	BOA	16,778	16,029	749	–
EUR	Sell	03/18/2015	BOA	1,358	1,320	38	–
EUR	Sell	02/27/2015	DEUT	34	34	–	–
EUR	Sell	02/27/2015	GSC	3,522	3,538	–	(16)
EUR	Sell	02/27/2015	HSBC	4,820	4,606	214	–
EUR	Sell	02/27/2015	JPM	2,661	2,595	66	–
EUR	Sell	03/18/2015	JPM	5,155	4,934	221	–
EUR	Sell	04/27/2015	JPM	5,516	5,506	10	–
EUR	Sell	02/02/2015	MSC	380	380	–	–
EUR	Sell	03/18/2015	NAB	50,174	45,784	4,390	–
EUR	Sell	02/27/2015	SCB	282	270	12	–
EUR	Sell	02/27/2015	UBS	240	232	8	–
GBP	Buy	03/18/2015	BOA	403	394	–	(9)
GBP	Buy	02/27/2015	DEUT	12,470	12,419	–	(51)
GBP	Buy	03/18/2015	RBC	4,481	4,321	–	(160)
GBP	Sell	02/02/2015	BNP	338	339	–	(1)
GBP	Sell	02/03/2015	BNP	409	409	–	–
GBP	Sell	03/18/2015	BOA	903	896	7	–
GBP	Sell	02/27/2015	DEUT	777	774	3	–
GBP	Sell	02/27/2015	JPM	10,107	9,998	109	–
GBP	Sell	02/27/2015	UBS	298	298	–	–
HKD	Buy	02/03/2015	JPM	6	6	–	–
HKD	Buy	02/04/2015	JPM	16	16	–	–
HKD	Sell	03/18/2015	DEUT	3,610	3,611	–	(1)
HKD	Sell	02/02/2015	JPM	626	626	–	–
HKD	Sell	02/03/2015	JPM	274	274	–	–
IDR	Buy	03/18/2015	DEUT	2,143	2,131	–	(12)
INR	Buy	03/18/2015	UBS	5,485	5,511	26	–
INR	Sell	03/18/2015	BCLY	1,904	1,916	–	(12)
JPY	Buy	03/18/2015	BOA	470	482	12	–
JPY	Buy	02/27/2015	GSC	4,729	4,811	82	–
JPY	Buy	02/27/2015	JPM	5,858	5,926	68	–
JPY	Buy	03/18/2015	JPM	6,667	6,729	62	–
JPY	Buy	02/02/2015	NAB	171	171	–	–
JPY	Buy	02/04/2015	WEST	32	32	–	–
JPY	Sell	02/27/2015	BOA	9,346	9,377	–	(31)
JPY	Sell	02/03/2015	DEUT	50	50	–	–
JPY	Sell	03/18/2015	GSC	23,121	23,559	–	(438)
JPY	Sell	02/27/2015	NAB	12,459	12,577	–	(118)

21

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	02/27/2015	TDS	$2,421	$2,442	$–	$(21)
JPY	Sell	02/02/2015	WEST	887	888	–	(1)
JPY	Sell	02/04/2015	WEST	481	481	–	–
KRW	Buy	03/18/2015	UBS	11,127	11,304	177	–
KRW	Sell	03/18/2015	JPM	2,774	2,793	–	(19)
KRW	Sell	03/18/2015	UBS	20,957	21,272	–	(315)
MUR	Buy	02/02/2015	JPM	20	20	–	–
MUR	Buy	02/04/2015	JPM	27	27	–	–
MXN	Buy	02/04/2015	MSC	7	7	–	–
MXN	Sell	02/05/2015	JPM	1	1	–	–
MXN	Sell	03/18/2015	MSC	966	931	35	–
MXN	Sell	02/04/2015	RBC	537	530	7	–
MYR	Sell	03/18/2015	DEUT	895	882	13	–
NOK	Sell	03/18/2015	GSC	379	352	27	–
NOK	Sell	02/02/2015	JPM	25	25	–	–
NOK	Sell	02/03/2015	JPM	40	40	–	–
NOK	Sell	03/18/2015	JPM	898	892	6	–
NZD	Sell	03/18/2015	WEST	7,923	7,502	421	–
PEN	Sell	03/18/2015	SSG	534	526	8	–
PLN	Buy	03/18/2015	JPM	899	904	5	–
PLN	Sell	02/03/2015	JPM	5	5	–	–
PLN	Sell	03/18/2015	RBS	1,972	1,805	167	–
SEK	Buy	03/18/2015	JPM	1,779	1,628	–	(151)
SEK	Sell	02/02/2015	JPM	6	6	–	–
SEK	Sell	02/03/2015	JPM	69	69	–	–
SEK	Sell	03/18/2015	JPM	725	711	14	–
SGD	Buy	02/03/2015	JPM	3	3	–	–
SGD	Buy	03/18/2015	RBS	4,031	3,934	–	(97)
SGD	Sell	03/18/2015	BCLY	1,841	1,844	–	(3)
SGD	Sell	03/18/2015	BOA	388	382	6	–
SGD	Sell	02/02/2015	WEST	40	40	–	–
SGD	Sell	02/04/2015	WEST	194	194	–	–
TRY	Sell	02/03/2015	BNP	38	38	–	–
TWD	Buy	03/18/2015	BCLY	1,832	1,828	–	(4)
TWD	Buy	03/18/2015	BOA	243	245	2	–
TWD	Sell	03/18/2015	CBK	5,789	5,719	70	–
TWD	Sell	02/02/2015	JPM	29	29	–	–
ZAR	Buy	03/18/2015	UBS	2,066	2,067	1	–
ZAR	Sell	02/06/2015	BNP	34	34	–	–
ZAR	Sell	02/02/2015	TDS	199	196	3	–
ZAR	Sell	03/18/2015	UBS	966	967	–	(1)
Total						$9,605	$(6,226)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

22

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MUR	Mauritian Rupee
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
EAFE	Europe, Australasia and Far East
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CO	Commodity
EM	Emerging Markets
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	8.4%
Aa/ AA	5.5
A	2.7
Baa/ BBB	3.8
Ba/ BB	2.3
B	0.9
Caa/ CCC or Lower	0.6
Not Rated	1.5
Non-Debt Securities and Other Short-Term Instruments	71.2
Other Assets and Liabilities	3.1
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

23

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$2,085	$57	$1,834	$194
Austria	1,785	886	899	–
Belgium	834	118	716	–
Brazil	481	481	–	–
British Virgin Islands	661	661	–	–
Canada	5,577	5,506	71	–
Cayman Islands	85	85	–	–
Chile	26	26	–	–
China	9,405	3,759	5,646	–
Denmark	947	84	863	–
Egypt	760	–	760	–
Finland	215	–	215	–
France	9,399	231	9,168	–
Germany	6,132	531	5,601	–
Greece	5,778	–	5,778	–
Hong Kong	7,632	57	7,575	–
India	14,164	834	13,330	–
Indonesia	485	402	83	–
Ireland	5,769	1,415	4,354	–
Israel	3,900	981	2,919	–
Italy	5,571	–	5,571	–
Japan	19,946	105	19,841	–
Jersey	899	899	–	–
Kenya	42	42	–	–
Luxembourg	1,273	189	1,084	–
Malaysia	2,363	1,402	961	–
Mauritius	566	566	–	–
Mexico	39	39	–	–
Netherlands	6,631	1,295	5,336	–
Norway	1,579	260	1,319	–
Panama	50	50	–	–
Poland	42	42	–	–
Portugal	89	–	89	–
Puerto Rico	58	58	–	–
Romania	26	26	–	–
Singapore	4,914	1,366	3,548	–
South Africa	556	–	556	–
South Korea	6,905	112	6,793	–
Spain	2,169	–	2,169	–
Sweden	908	–	908	–
Switzerland	4,472	673	3,799	–
Taiwan	9,821	–	9,821	–
Thailand	276	–	276	–
Turkey	837	84	753	–
United Arab Emirates	8	–	8	–
United Kingdom	10,892	2,696	8,196	–
United States	84,308	84,214	94	–
Total	$241,360	$110,232	$130,934	$194
Asset and Commercial Mortgage Backed Securities	24,866	–	21,564	3,302
Corporate Bonds	19,932	–	19,932	–
Exchange Traded Funds	19,184	19,184	–	–
Foreign Government Obligations	43,534	–	43,534	–
Preferred Stocks	1,767	–	1,557	210
U.S. Government Agencies	14,491	–	14,491	–
U.S. Government Securities	8,060	–	8,060	–

24

The Hartford Global All-Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary - (continued)

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets: - (continued)
Warrants	235	235	–	–
Short-Term Investments	44,788	–	44,788	–
Purchased Options	541	126	415	–
Total	$418,758	$129,777	$285,275	$3,706
Foreign Currency Contracts*	$9,605	$–	$9,605	$–
Futures*	1,851	1,851	–	–
Swaps - Credit Default*	11	–	11	–
Swaps - Total Return*	604	–	604	–
Total	$12,071	$1,851	$10,220	$–
Liabilities:
TBA Sale Commitments	$7,798	$–	$7,798	$–
Total	$7,798	$–	$7,798	$–
Foreign Currency Contracts*	$6,226	$–	$6,226	$–
Futures*	2,006	2,006	–	–
Swaps - Credit Default*	1,048	–	1,048	–
Swaps - Total Return*	423	–	423	–
Total	$9,703	$2,006	$7,697	$–

♦	For the three-month period ended January 31, 2015, investments valued at $4,053 were transferred from Level 1 to Level 2, and investments valued at $7,039 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$3,015	$(5)	$(10	)†	$2	$428	$(128)	$—	$—	$3,302
Common Stocks	—	(278)	245	‡	—	—	(28)	255	—	194
Preferred Stocks	120	—	90	§	—	—	—	—	—	210
Total	$3,135	$(283)	$325		$2	$428	$(156)	$255	$—	$3,706

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(10).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $245.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $90.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

25

The Hartford Global Alpha Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 5.5%
		Finance and Insurance - 5.5%
		CHL Mortgage Pass-Through Trust
	$21	6.25%, 09/25/2036	$21
		Connecticut Avenue Securities Series
	115	3.07%, 07/25/2024 Δ	104
		Countrywide Alternative Loan Trust
	13	0.36%, 09/25/2046 Δ	11
	16	0.49%, 11/25/2035 Δ	13
	26	6.50%, 09/25/2036	23
		Dryden Senior Loan Fund
	250	1.71%, 07/15/2026 ■Δ	249
		GMAC Mortgage Corp. Loan Trust
	30	2.93%, 09/19/2035 Δ	28
		GSAA Home Equity Trust
	118	0.29%, 04/25/2047 Δ	91
		JP Morgan Chase Commercial Mortgage Securities Corp.
	100	2.75%, 10/15/2045 ■	79
	115	4.42%, 12/15/2047 ■Δ	102
		Magnetite CLO Ltd.
	250	1.70%, 07/25/2026 ■Δ	248
		OZLM Funding Ltd.
	250	1.78%, 04/17/2026 ■Δ	249
		Residential Accredit Loans, Inc.
	93	0.38%, 04/25/2046 Δ	47
		UBS-Barclays Commercial Mortgage Trust
	50	4.09%, 03/10/2046 ■Δ	42
		WaMu Mortgage Pass Through Certificates
	16	1.82%, 01/25/2037 Δ	14
	29	2.16%, 09/25/2046 Δ	26
		Wells Fargo Mortgage Backed Securities Trust
	10	2.49%, 10/25/2036 Δ	9
		WF-RBS Commercial Mortgage Trust
	70	3.02%, 11/15/2047 ■	50
			1,406

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $1,369)	$1,406

Corporate Bonds - 8.7%
		Administrative, Support, Waste Management and Remediation Services - 0.1%
		Clean Harbors, Inc.
	$25	5.13%, 06/01/2021	$25

		Construction - 0.1%
		MDC Holdings, Inc.
	30	5.50%, 01/15/2024	29

		Finance and Insurance - 5.6%
		Ally Financial, Inc.
	50	3.75%, 11/18/2019	50
	40	5.13%, 09/30/2024	41
		American International Group, Inc.
GBP	50	5.75%, 03/15/2067	78
		Bank of America Corp.
EUR	50	0.77%, 05/23/2017 Δ	56
		Banque PSA Finance S.A.
EUR	100	4.00%, 06/24/2015 §	115
		Barclays Bank plc
	210	4.38%, 09/11/2024	213
		CIT Group, Inc.
	5	5.25%, 03/15/2018	5
		CNH Capital LLC
	75	3.63%, 04/15/2018	74
		CNH Industrial Finance Europe S.A.
EUR	100	2.75%, 03/18/2019 §	115
		Conti-Gummi Finance B.V.
EUR	100	2.50%, 03/20/2017 §	118
		Ford Motor Credit Co. LLC
	125	5.63%, 09/15/2015	129
		HSBC Holdings plc
EUR	50	0.38%, 09/30/2020 Δ	56
		Navient Corp.
	165	5.50%, 01/15/2019	171
	20	6.25%, 01/25/2016	21
		Royal Bank of Scotland Group plc
	115	6.00%, 12/19/2023	129
	50	9.50%, 03/16/2022 §	56
			1,427
		Health Care and Social Assistance - 0.6%
		AbbVie, Inc.
	25	1.75%, 11/06/2017	25
		DaVita, Inc.
	45	5.75%, 08/15/2022	48
		Fresenius Medical Care U.S. Finance II, Inc.
	70	5.63%, 07/31/2019 ■	76
			149
		Information - 1.6%
		Deutsche Telekom International Finance B.V.
	175	5.75%, 03/23/2016	184
		First Data Corp.
	35	7.38%, 06/15/2019 ■	37
	20	8.25%, 01/15/2021 ■	21
		Verizon Communications, Inc.
	27	5.01%, 08/21/2054 ■	30
	103	6.55%, 09/15/2043	139
			411
		Petroleum and Coal Products Manufacturing - 0.2%
		Petrobras Global Finance
	45	3.25%, 03/17/2017	41

		Utilities - 0.3%
		American Electric Power Co., Inc.
	25	1.65%, 12/15/2017	25
	50	2.95%, 12/15/2022	51
			76
		Wholesale Trade - 0.2%
		Spectrum Brands, Inc.
	60	6.38%, 11/15/2020	64

		Total Corporate Bonds
		(Cost $2,266)	$2,222

Foreign Government Obligations - 8.5%
		Cyprus - 1.2%
		Cyprus (Republic of)
EUR	85	4.63%, 02/03/2020 ■	95

1

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 8.5% - (continued)
		Cyprus - 1.2% - (continued)
		Cyprus (Republic of) - (continued)
EUR	193	4.75%, 06/25/2019 §	$218
			313
		France - 0.5%
		France (Government of)
EUR	93	2.10%, 07/25/2023	130

		Italy - 3.1%
		Italy (Republic of)
EUR	121	2.35%, 09/15/2024 ■◄	156
EUR	185	2.50%, 03/01/2015	210
EUR	360	3.00%, 04/15/2015	409
			775
		Portugal - 0.6%
		Portugal (Republic of)
EUR	120	3.88%, 02/15/2030 ■	148

		South Africa - 0.3%
		South Africa (Republic of)
ZAR	630	10.50%, 12/21/2026	69

		United Kingdom - 2.8%
		United Kingdom (Government of)
GBP	300	2.00%, 07/22/2020 §	475
GBP	125	3.50%, 01/22/2045 §	248
			723
		Total Foreign Government Obligations
		(Cost $2,212)	$2,158

U.S. Government Securities - 52.3%
U.S. Treasury Securities - 52.3%
		U.S. Treasury Notes - 52.3%
	$565	0.13%, 04/30/2015	$565
	2,550	0.25%, 02/15/2015	2,550
	3,800	0.25%, 02/28/2015 ╦	3,801
	3,080	0.25%, 03/31/2015 Є	3,081
	85	0.25%, 05/15/2015	85
	440	0.38%, 03/15/2015	440
	540	0.38%, 04/15/2015	540
	740	0.38%, 06/30/2015	741
	270	1.88%, 06/30/2015	272
	1,195	4.13%, 05/15/2015	1,209
			13,284
		Total U.S. Government Securities
		(Cost $13,284)	$13,284

		Total Long-Term Investments Excluding Purchased Options
		(Cost $19,131)	$19,070

Short-Term Investments - 19.9%
Foreign Government Obligations - 2.0%
		Quebec (Province of)
	$500	0.09%, 2/12/2015 ○	$500

Other Direct Federal Obligations - 9.9%
		FHLB
	$1,000	0.06%, 3/30/2015	$999
	1,000	0.09%, 3/20/2015 ○	1,000
	500	0.11%, 4/9/2015	500
			2,499
Commercial Paper - 3.9%
		Finance and Insurance - 2.9%
		Bell Canada
	$250	0.41%, 2/24/2015 ○	$250
		Nissan Motor Acceptance Corp.
	250	0.32%, 2/19/2015 ○	250
		United Health Group
	250	0.21%, 2/6/2015 ○	250
			750
		Health Care and Social Assistance - 1.0%
		Merck & Co., Inc.
	250	0.13%, 2/10/2015 ○	250

			1,000
Repurchase Agreements - 4.1%
		Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $1, collateralized by U.S. Treasury Note 0.88%, 2017, value of $1)
	$1	0.04%, 1/31/15	$1
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $44,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
		value of $45)
	44	0.06%, 1/31/15	44
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $320, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
		2015 - 2022, value of $326)
	320	0.05%, 1/31/15	320
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $74, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
		$76)
	74	0.06%, 1/31/15	74
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $213, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $217)
	213	0.04%, 1/31/15	213
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $139, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $141)
	139	0.05%, 1/31/15	139

2

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 19.9% - (continued)
	Repurchase Agreements - 4.1% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $12, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $12)
$12	0.05%, 1/31/15		$12
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $51, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38%
	- 3.63%, 2020 - 2024, value of $52)
51	0.06%, 1/31/15		51
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $3)
3	0.06%, 1/31/15		3
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $190, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $194)
190	0.07%, 1/31/15		190
			1,047
	Total Short-Term Investments
	(Cost $5,047)		$5,046

	Total Investments Excluding Purchased Options
	(Cost $24,178)	94.9%	$24,116
	Total Purchased Options
	(Cost $57)	0.3%	77
	Total Investments
	(Cost $24,235) ▲	95.2%	$24,193
	Other Assets and Liabilities	4.8%	1,215
	Total Net Assets	100.0%	$25,408

3

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $24,237 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$129
Unrealized Depreciation	(173)
Net Unrealized Depreciation	$(44)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $1,582, which represents 6.2% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $1,345, which represents 5.3% of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
Futures contracts	$84	$–
Total	$84	$–

‡ As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

4

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
EUR Call/USD Put	GSC	FX	1.29 USD per EUR	04/15/15	EUR	255,000	$–	$6	$(6)
USD Call/CHF Put Ҹ	CBK	FX	1.10 CHF per USD	07/02/15	USD	36,000	2	5	(3)
USD Call/CHF Put	BOA	FX	0.92 CHF per USD	04/24/15	USD	338,000	8	5	3
USD Call/CNH Put	SCB	FX	6.50 CNH per USD	04/16/15	USD	717,000	3	5	(2)
USD Call/CNY Put	JPM	FX	6.30 CNY per USD	06/15/15	USD	580,000	5	3	2
USD Call/KRW Put	GSC	FX	1,200.00 KRW per USD	09/10/15	USD	23,000	3	4	(1)
USD Call/SGD Put	GSC	FX	1.35 SGD per USD	06/10/15	USD	18,000	9	5	4
Total Calls						1,967,000	$30	$33	$(3)
Puts
AUD Put/CAD Call	BOA	FX	0.89 CAD per AUD	09/11/15	AUD	30,000	$3	$5	$(2)
AUD Put/USD Call	GSC	FX	0.75 USD per AUD	12/10/15	AUD	30,891	8	5	3
EUR Put/BRL Call	GSC	FX	3.05 BRL per EUR	06/20/15	EUR	85,000	2	–	2
EUR Put/TRY Call	DEUT	FX	2.57 TRY per EUR	06/20/15	EUR	165,000	1	1	–
EUR Put/USD Call	JPM	FX	1.26 USD per EUR	03/05/15	EUR	100,250	13	1	12
EUR Put/ZAR Call	GSC	FX	12.72 ZAR per EUR	06/20/15	EUR	165,000	2	1	1
GBP Put/USD Call ₪	JPM	FX	1.50 USD per GBP	07/02/15	GBP	26,000	16	5	11
Total Puts						602,141	$45	$18	$27
Total purchased option contracts						2,569,141	$75	$51	$24

*	The number of contracts does not omit 000's.

Ҹ	This security has limitations. If the USD per CHF exchange rate is greater than or equal to 1.10 at expiration date, the Fund will receive the equivalent of par on the number of contracts traded.
₪	This security has limitations. If the USD per GBP exchange rate is greater than or equal to 1.50 at expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Calls
Credit Default Swaption CDX.NA.HY.23	CSI	CR	1.07%	02/18/15	USD	1,500,000	$1	$4	$(3)
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.55%	03/18/15	EUR	210,000	–	–	–
Total Calls						1,710,000	$1	$4	$(3)
Puts
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.65%	03/18/15	EUR	215,000	$1	$2	$(1)
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.75%	03/18/15	EUR	215,000	–	–	–
Total Puts						430,000	$1	$2	$(1)
Total purchased swaption contracts						2,140,000	$2	$6	$(4)

* The number of contracts does not omit 000's.

5

The Hartford Global Alpha Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Euro-BUND Future	5	03/06/2015	$895	$900	$5	$–	$4	$–
Long Gilt Future	3	03/27/2015	554	560	6	–	11	(3)
U.S. Treasury 30-Year Bond Future	6	03/20/2015	904	908	4	–	3	–
U.S. Treasury CME Ultra Long Term Bond Future	4	03/20/2015	698	716	18	–	8	–
Total					$33	$–	$26	$(3)
Short position contracts:
Australian 10-Year Bond Future	1	03/16/2015	$102	$103	$–	$(1)	$2	$(2)
Australian 3-Year Bond Future	2	03/16/2015	173	174	–	(1)	–	–
Canadian Government 10-Year Bond Future	5	03/20/2015	569	573	–	(4)	–	(4)
Euro BUXL 30-Year Bond Future	1	03/06/2015	186	190	–	(4)	–	(3)
Euro-BOBL Future	12	03/06/2015	1,770	1,775	–	(5)	–	(2)
Euro-OAT Future	1	03/06/2015	169	170	–	(1)	–	(1)
Japan 10-Year Mini Bond Future	29	03/10/2015	3,629	3,659	–	(30)	–	(5)
U.S. Treasury 10-Year Note Future	12	03/20/2015	1,557	1,571	–	(14)	1	(10)
U.S. Treasury 2-Year Note Future	3	03/31/2015	656	659	–	(3)	–	(1)
U.S. Treasury 5-Year Note Future	12	03/31/2015	1,444	1,456	–	(12)	–	(5)
Total					$–	$(75)	$3	$(33)
Total futures contracts					$33	$(75)	$29	$(36)

* The number of contracts does not omit 000's.

6

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	JPM	USD	19	(0.32)%	07/25/45	$5	$–	$4	$–	$(1)
ABX.HE.AAA.06-1	JPM	USD	27	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.AAA.06-2	BOA	USD	181	(0.11)%	05/25/46	38	–	36	–	(2)
ABX.HE.AAA.07-1	GSC	USD	25	(0.09)%	08/25/37	7	–	7	–	–
ABX.HE.AAA.07-1	MSC	USD	58	(0.09)%	08/25/37	14	–	15	1	–
ABX.HE.PENAAA.06-2	JPM	USD	151	(0.11)%	05/25/46	21	–	21	–	–
CMBX.NA.A.7	JPM	USD	65	(2.00)%	01/17/47	–	(2)	–	2	–
CMBX.NA.AA.2	CSI	USD	38	(0.15)%	03/15/49	11	–	12	1	–
CMBX.NA.AA.2	DEUT	USD	123	(0.15)%	03/15/49	43	–	40	–	(3)
CMBX.NA.AA.2	MSC	USD	156	(0.15)%	03/15/49	57	–	50	–	(7)
CMBX.NA.AA.7	CSI	USD	180	(1.50)%	01/17/47	–	–	–	–	–
CMBX.NA.AA.7	CSI	USD	60	(1.50)%	01/17/47	–	(1)	–	1	–
CMBX.NA.AA.7	MSC	USD	65	(1.50)%	01/17/47	–	(1)	–	1	–
CMBX.NA.AJ.1	CSI	USD	90	(0.84)%	10/12/52	5	–	2	–	(3)
CMBX.NA.AJ.2	CSI	USD	84	(1.09)%	03/15/49	13	–	7	–	(6)
CMBX.NA.AJ.2	DEUT	USD	104	(1.09)%	03/15/49	10	–	9	–	(1)
CMBX.NA.AJ.4	CBK	USD	50	(0.96)%	02/17/51	9	–	10	1	–
CMBX.NA.AJ.4	CSI	USD	184	(0.96)%	02/17/51	36	–	37	1	–
CMBX.NA.AJ.4	CSI	USD	95	(0.96)%	02/17/51	24	–	19	–	(5)
CMBX.NA.AJ.4	DEUT	USD	70	(0.96)%	02/17/51	13	–	14	1	–
CMBX.NA.AJ.4	GSC	USD	50	(0.96)%	02/17/51	8	–	10	2	–
CMBX.NA.AJ.4	JPM	USD	10	(0.96)%	02/17/51	3	–	2	–	(1)
CMBX.NA.AJ.4	MSC	USD	60	(0.96)%	02/17/51	12	–	12	–	–
CMBX.NA.AM.2	CSI	USD	365	(0.50)%	03/15/49	24	–	3	–	(21)
CMBX.NA.AM.4	GSC	USD	55	(0.50)%	02/17/51	5	–	2	–	(3)
CMBX.NA.AS.6	CSI	USD	135	(1.00)%	05/11/63	1	–	1	–	–
CMBX.NA.AS.7	CBK	USD	60	(1.00)%	01/17/47	1	–	1	–	–
CMBX.NA.AS.7	CSI	USD	85	(1.00)%	01/17/47	2	–	2	–	–
ITRAXX.EUR.Senior Financials Series 21	DEUT	EUR	140	(1.00)%	06/20/19	–	(2)	(3)	–	(1)
ITRAXX.EUR.Senior Financials Series 22	BNP	EUR	90	(1.00)%	12/20/19	–	(2)	(2)	–	–
ITRAXX.EUR.Senior Financials Series 22	GSC	EUR	450	(1.00)%	12/20/19	–	(10)	(8)	2	–
Total						$363	$(18)	$304	$13	$(54)
Sell protection:
CMBX.NA.A.2	BOA	USD	36	0.25%	03/15/49	$–	$(21)	$(24)	$–	$(3)
CMBX.NA.AAA.6	BOA	USD	140	0.50%	05/11/63	–	(3)	(3)	–	–
CMBX.NA.AAA.6	CSI	USD	175	0.50%	05/11/63	–	(3)	(4)	–	(1)
CMBX.NA.AAA.6	CSI	USD	645	0.50%	05/11/63	–	(20)	(15)	5	–
CMBX.NA.AAA.6	DEUT	USD	260	0.50%	05/11/63	–	(6)	(6)	–	–
CMBX.NA.AAA.6	JPM	USD	50	0.50%	05/11/63	–	(2)	(1)	1	–
CMBX.NA.AAA.6	UBS	USD	70	0.50%	05/11/63	–	(2)	(2)	–	–
CMBX.NA.BB.6	BOA	USD	75	5.00%	05/11/63	–	–	–	–	–
CMBX.NA.BB.6	CSI	USD	335	5.00%	05/11/63	–	(16)	(1)	15	–
CMBX.NA.BB.6	CSI	USD	137	5.00%	05/11/63	1	–	(1)	–	(2)
CMBX.NA.BB.6	GSC	USD	10	5.00%	05/11/63	–	–	–	–	–
CMBX.NA.BB.6	UBS	USD	15	5.00%	05/11/63	–	–	–	–	–
CMBX.NA.BB.7	BOA	USD	30	5.00%	01/17/47	–	(1)	(1)	–	–
CMBX.NA.BB.7	CSI	USD	110	5.00%	01/17/47	–	(5)	(3)	2	–
CMBX.NA.BB.7	DEUT	USD	50	5.00%	01/17/47	–	(1)	(1)	–	–
CMBX.NA.BB.7	GSC	USD	85	5.00%	01/17/47	–	(5)	(2)	3	–
CMBX.NA.BB.8	BOA	USD	45	5.00%	10/17/57	–	(3)	(3)	–	–
CMBX.NA.BB.8	CSI	USD	15	5.00%	10/17/57	–	(1)	(1)	–	–
CMBX.NA.BBB-.7	CSI	USD	35	3.00%	01/17/47	–	(2)	(1)	1	–
CMBX.NA.BBB-.7	UBS	USD	45	3.00%	01/17/47	–	(2)	(1)	1	–

7

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
PrimeX.ARM.2	MSC	USD	114	4.58%	12/25/37	$3	$–	$4	$1	$–
PrimeX.ARM.2	MSC	USD	5	4.58%	12/25/37	–	–	–	–	–
Total						$4	$(93)	$(66)	$29	$(6)
Total traded indices						$367	$(111)	$238	$42	$(60)
Credit default swaps on single-name issues:
Buy protection:
Ally Financial, Inc.	MSC	USD	30	(5.00)% / 1.69%	12/20/19	$–	$(4)	$(4)	$–	$–
CIT Group, Inc.	GSC	USD	5	(5.00)% / 1.56%	12/20/17	–	(1)	(1)	–	–
First Data Corp.	MSC	USD	100	(5.00)% / 1.33%	09/20/17	–	(8)	(10)	–	(2)
Freescale Semiconductors, Inc.	JPM	USD	100	(5.00)% / 1.13%	12/20/17	–	(9)	(11)	–	(2)
MDC Holdings, Inc.	JPM	USD	30	(1.00)% / 1.75%	03/20/20	1	–	1	–	–
Ryland Group, Inc.	DEUT	USD	75	(5.00)% / 1.12%	09/20/17	–	(7)	(8)	–	(1)
Ryland Group, Inc.	DEUT	USD	50	(5.00)% / 1.24%	12/20/17	–	(5)	(5)	–	–
Telefonica S.A.	CSI	EUR	60	(1.00)% / 0.61%	06/20/19	–	–	(1)	–	(1)
Tenet Healthcare Corp.	MSC	USD	50	(5.00)% / 1.74%	12/20/17	–	(5)	(5)	–	–
ThyssenKrupp, AG.	CSI	EUR	45	(1.00)% / 1.71%	03/20/20	2	–	2	–	–
ThyssenKrupp, AG.	GSC	EUR	30	(1.00)% / 1.71%	03/20/20	1	–	1	–	–
Total						$4	$(39)	$(41)	$–	$(6)
Sell protection:
ArcelorMittal	CSI	EUR	45	1.00% / 3.44%	03/20/20	$–	$(5)	$(6)	$–	$(1)
ArcelorMittal	GSC	EUR	30	1.00% / 3.44%	03/20/20	–	(3)	(4)	–	(1)
First Data Corp.	JPM	USD	100	5.00% / 2.91%	12/20/19	6	–	9	3	–
Freescale Semiconductors, Inc.	GSC	USD	40	5.00% / 2.35%	12/20/19	4	–	5	1	–
Freescale Semiconductors, Inc.	JPM	USD	75	5.00% / 2.35%	12/20/19	6	–	9	3	–
Gannett Co., Inc.	GSC	USD	50	5.00% / 2.42%	12/20/19	6	–	6	–	–
Koninklijke KPN, N.V.	CSI	EUR	60	1.00% / 0.72%	06/20/19	–	–	1	1	–
Liberty Interactive LLC	GSC	USD	50	5.00% / 2.55%	03/20/20	6	–	6	–	–
Ryland Group, Inc.	BOA	USD	15	5.00% / 2.46%	03/20/20	2	–	2	–	–
Ryland Group, Inc.	DEUT	USD	50	5.00% / 2.35%	12/20/19	4	–	6	2	–
Ryland Group, Inc.	JPM	USD	10	5.00% / 2.46%	03/20/20	1	–	1	–	–
Tenet Healthcare Corp.	MSC	USD	50	5.00% / 3.71%	12/20/19	4	–	3	–	(1)
United Rents, Inc.	GSC	USD	10	5.00% / 2.66%	03/20/20	1	–	1	–	–
Total						$40	$(8)	$39	$10	$(3)
Total single-name issues						$44	$(47)	$(2)	$10	$(9)
Total OTC contracts						$411	$(158)	$236	$52	$(69)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

8

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
ITRAXX.EUR.22	ICE	EUR	565	(1.00)%	12/20/19	$(14)	$(12)	$2	$–	$2	$–
ITRAXX.XOV.22	ICE	EUR	285	(5.00)%	12/20/19	(27)	(25)	2	–	1	–
Total						$(41)	$(37)	$4	$–	$3	$–
Sell protection:
CDX.NA.HY.23	CME	USD	605	5.00%	12/20/19	$35	$34	$–	$(1)	$–	$(2)
CDX.NA.IG.23	CME	USD	665	1.00%	12/20/19	10	9	–	(1)	–	(1)
ITRAXX.EUR.22	ICE	EUR	445	1.00%	12/20/19	12	10	–	(2)	–	–
Total						$57	$53	$–	$(4)	$–	$(3)
Total traded indices						$16	$16	$4	$(4)	$3	$(3)
Total centrally cleared contracts						$16	$16	$4	$(4)	$3	$(3)

(a)	The FCM to the contracts is GSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BOA	3.59% Fixed	CLICP Camara	CLP	123,125	03/18/20	$–	$–	$(2)	$–	$(2)
CBK	2.06% Fixed	KRW CD KSDA	KRW	396,250	03/18/20	–	–	(2)	–	(2)
CBK	3.09% Fixed	6M BUBOR HUF	HUF	10,650	03/18/25	–	–	–	–	–
CBK	3M STIBOR	0.49% Fixed	SEK	850	03/18/20	–	–	–	–	–
CBK	7.36% Fixed	3M JIBAR	ZAR	850	03/18/25	1	–	(1)	–	(2)
CBK	7.79% Fixed	3M JIBAR	ZAR	1,575	03/18/25	–	–	–	–	–
CBK	7.93% Fixed	3M JIBAR	ZAR	795	03/18/25	–	–	–	–	–
DEUT	6M WIBOR PLN	1.68% Fixed	PLN	365	03/18/20	–	–	1	1	–
DEUT	KRW CD KSDA	2.11% Fixed	KRW	122,445	03/18/25	–	–	–	–	–
DEUT	MXIBTIIE	6.32% Fixed	MXN	1,225	03/12/25	–	–	–	–	–
GSC	2.09% Fixed	KRW CD KSDA	KRW	69,425	03/18/20	–	–	–	–	–
GSC	6M WIBOR PLN	1.55% Fixed	PLN	155	03/18/20	–	–	–	–	–
GSC	6M WIBOR PLN	1.67% Fixed	PLN	510	03/18/20	–	–	1	1	–
JPM	3.17% Fixed	6M BUBOR HUF	HUF	16,070	03/18/25	–	–	–	–	–
JPM	6.98% Fixed	3M JIBAR	ZAR	830	03/18/25	–	–	–	–	–
JPM	6M NIBOR	1.17% Fixed	NOK	785	03/18/20	–	–	–	–	–
JPM	6M WIBOR PLN	1.65% Fixed	PLN	680	03/18/20	–	–	1	1	–
JPM	6M WIBOR PLN	1.67% Fixed	PLN	850	12/17/16	–	–	1	1	–
JPM	6M WIBOR PLN	1.68% Fixed	PLN	1,810	03/18/20	–	–	2	2	–
JPM	6M WIBOR PLN	1.69% Fixed	PLN	1,040	03/18/20	–	–	2	2	–
JPM	6M WIBOR PLN	1.73% Fixed	PLN	525	03/18/20	–	–	1	1	–
JPM	6M WIBOR PLN	2.03% Fixed	PLN	360	12/17/19	–	–	2	2	–
JPM	6M WIBOR PLN	2.06% Fixed	PLN	690	03/18/25	–	–	–	–	–
JPM	7.04% Fixed	3M JIBAR	ZAR	830	03/18/25	–	–	–	–	–
JPM	7.29% Fixed	3M JIBAR	ZAR	850	03/18/25	–	–	(1)	–	(1)
JPM	KRW CD KSDA	2.11% Fixed	KRW	122,445	03/18/25	–	–	–	–	–
JPM	KRW CD KSDA	2.11% Fixed	KRW	244,880	03/18/25	–	–	–	–	–
JPM	MXIBTIIE	5.19% Fixed	MXN	765	03/11/20	–	–	1	1	–
JPM	MXIBTIIE	5.23% Fixed	MXN	1,575	03/11/20	–	–	(2)	–	(2)
MSC	MXIBTIIE	4.91% Fixed	MXN	680	03/11/20	–	–	–	–	–
MSC	MXIBTIIE	5.22% Fixed	MXN	880	03/11/20	–	–	(1)	–	(1)
Total						$1	$–	$3	$12	$(10)

9

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2015

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	3M LIBOR	2.47% Fixed	USD	65	03/18/25	$–	$–	$–	$–	$–	$–
LCH	3M LIBOR	2.57% Fixed	USD	135	03/18/25	–	2	2	–	1	–
LCH	3M LIBOR	2.62% Fixed	USD	90	03/18/25	–	1	1	–	–	–
LCH	3M LIBOR	2.72% Fixed	USD	205	03/18/25	–	4	4	–	1	–
LCH	6M EURIBOR	1.14% Fixed	EUR	45	03/18/25	–	–	–	–	–	–
LCH	6M EURIBOR	1.18% Fixed	EUR	30	03/18/25	–	–	–	–	–	–
Total						$–	$7	$7	$–	$2	$–

(a)	The FCM to the contracts is GSC.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/27/2015	BNP	$75	$72	$–	$(3)
AUD	Buy	02/27/2015	BOA	756	722	–	(34)
AUD	Buy	02/27/2015	CBA	331	315	–	(16)
AUD	Buy	02/27/2015	DEUT	174	169	–	(5)
AUD	Buy	02/27/2015	GSC	232	220	–	(12)
AUD	Buy	02/27/2015	JPM	440	421	–	(19)
AUD	Buy	02/27/2015	NAB	95	93	–	(2)
AUD	Buy	02/27/2015	UBS	31	31	–	–
AUD	Buy	02/27/2015	WEST	101	96	–	(5)
AUD	Sell	02/27/2015	BCLY	72	70	2	–
AUD	Sell	02/27/2015	BOA	374	365	9	–
AUD	Sell	02/27/2015	CBA	758	730	28	–
AUD	Sell	02/27/2015	GSC	24	23	1	–
AUD	Sell	02/27/2015	HSBC	150	143	7	–
AUD	Sell	02/27/2015	JPM	306	296	10	–
AUD	Sell	02/27/2015	MSC	75	72	3	–
AUD	Sell	02/27/2015	NAB	101	97	4	–
AUD	Sell	02/27/2015	RBC	74	71	3	–
AUD	Sell	02/27/2015	SSG	51	50	1	–
AUD	Sell	02/27/2015	UBS	51	50	1	–
BRL	Buy	02/03/2015	BCLY	13	13	–	–
BRL	Buy	02/03/2015	GSC	13	13	–	–
BRL	Buy	02/03/2015	JPM	94	93	–	(1)
BRL	Buy	02/03/2015	UBS	288	279	–	(9)
BRL	Buy	03/03/2015	UBS	111	107	–	(4)
BRL	Sell	03/03/2015	BCLY	206	205	1	–
BRL	Sell	02/03/2015	BOA	22	22	–	–
BRL	Sell	03/03/2015	GSC	81	81	–	–
BRL	Sell	02/03/2015	JPM	110	110	–	–
BRL	Sell	02/03/2015	UBS	250	244	6	–
BRL	Sell	02/03/2015	UBS	22	22	–	–
BRL	Sell	03/03/2015	UBS	80	80	–	–
CAD	Buy	02/27/2015	DEUT	76	71	–	(5)
CAD	Buy	02/27/2015	GSC	194	181	–	(13)
CAD	Buy	02/27/2015	HSBC	101	94	–	(7)
CAD	Buy	02/27/2015	JPM	81	78	–	(3)
CAD	Buy	02/27/2015	MSC	76	71	–	(5)
CAD	Buy	02/27/2015	RBC	1,031	964	–	(67)
CAD	Buy	02/27/2015	TDS	33	31	–	(2)
CAD	Sell	02/27/2015	BOA	477	460	17	–
CAD	Sell	02/27/2015	DEUT	148	145	3	–
CAD	Sell	02/27/2015	GSC	93	87	6	–
CAD	Sell	02/27/2015	JPM	825	777	48	–

10

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Sell	02/27/2015	RBC	$135	$129	$6	$–
CAD	Sell	02/27/2015	UBS	92	87	5	–
CAD	Sell	02/27/2015	WEST	99	94	5	–
CHF	Buy	02/27/2015	BOA	52	49	–	(3)
CHF	Buy	02/27/2015	JPM	151	151	–	–
CHF	Buy	02/27/2015	MSC	153	169	16	–
CHF	Sell	02/27/2015	CSFB	237	264	–	(27)
CLP	Buy	02/27/2015	BOA	112	110	–	(2)
CLP	Sell	02/27/2015	BOA	58	57	1	–
CLP	Sell	02/27/2015	JPM	41	40	1	–
CLP	Sell	02/27/2015	SCB	42	41	1	–
CNH	Buy	02/27/2015	BCLY	45	45	–	–
CNH	Buy	02/27/2015	HSBC	181	179	–	(2)
CNH	Buy	02/27/2015	UBS	25	25	–	–
CNH	Sell	02/27/2015	BNP	80	79	1	–
CNH	Sell	02/27/2015	CBK	–	–	–	–
CNH	Sell	02/27/2015	GSC	37	37	–	–
CNH	Sell	02/27/2015	HSBC	100	100	–	–
CNH	Sell	02/27/2015	JPM	293	290	3	–
CNH	Sell	02/27/2015	JPM	101	101	–	–
COP	Buy	02/27/2015	JPM	51	49	–	(2)
COP	Sell	02/27/2015	JPM	61	60	1	–
COP	Sell	02/27/2015	SCB	74	74	–	–
CZK	Buy	02/27/2015	SSG	13	12	–	(1)
EUR	Buy	02/27/2015	BCLY	121	118	–	(3)
EUR	Buy	02/27/2015	BNP	76	77	1	–
EUR	Buy	02/27/2015	BNP	96	96	–	–
EUR	Buy	02/27/2015	BOA	419	406	–	(13)
EUR	Buy	02/27/2015	CBA	536	539	3	–
EUR	Buy	02/27/2015	CBK	294	294	–	–
EUR	Buy	02/27/2015	DEUT	90	90	–	–
EUR	Buy	02/27/2015	DEUT	206	198	–	(8)
EUR	Buy	02/27/2015	GSC	147	148	1	–
EUR	Buy	02/27/2015	HSBC	98	98	–	–
EUR	Buy	02/27/2015	JPM	119	119	–	–
EUR	Buy	02/27/2015	JPM	799	780	–	(19)
EUR	Buy	02/27/2015	MSC	37	35	–	(2)
EUR	Buy	02/03/2015	RBC	2	2	–	–
EUR	Buy	02/27/2015	RBC	146	145	–	(1)
EUR	Buy	02/27/2015	SCB	143	137	–	(6)
EUR	Buy	02/27/2015	SSG	18	17	–	(1)
EUR	Buy	02/27/2015	TDS	497	474	–	(23)
EUR	Buy	02/27/2015	UBS	128	128	–	–
EUR	Buy	02/27/2015	UBS	229	223	–	(6)
EUR	Sell	02/27/2015	BCLY	253	247	6	–
EUR	Sell	03/02/2015	BCLY	221	209	12	–
EUR	Sell	04/15/2015	BCLY	136	130	6	–
EUR	Sell	02/27/2015	BOA	3,009	2,886	123	–
EUR	Sell	02/27/2015	CBA	102	99	3	–
EUR	Sell	02/27/2015	CBA	34	34	–	–
EUR	Sell	02/27/2015	CBK	384	378	6	–
EUR	Sell	02/27/2015	CBK	668	672	–	(4)
EUR	Sell	04/15/2015	CBK	274	277	–	(3)
EUR	Sell	02/03/2015	DEUT	2	2	–	–
EUR	Sell	02/04/2015	DEUT	90	90	–	–
EUR	Sell	02/27/2015	DEUT	661	645	16	–
EUR	Sell	02/27/2015	DEUT	151	151	–	–
EUR	Sell	02/27/2015	GSC	297	289	8	–
EUR	Sell	02/27/2015	GSC	101	101	–	–
EUR	Sell	02/27/2015	HSBC	149	143	6	–

11

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	02/27/2015	JPM	$1,272	$1,255	$17	$–
EUR	Sell	02/27/2015	JPM	584	586	–	(2)
EUR	Sell	02/27/2015	MSC	405	387	18	–
EUR	Sell	02/27/2015	MSC	77	77	–	–
EUR	Sell	02/27/2015	RBC	40	40	–	–
EUR	Sell	02/27/2015	RBS	28	28	–	–
EUR	Sell	02/27/2015	SSG	56	56	–	–
EUR	Sell	02/27/2015	UBS	171	165	6	–
GBP	Buy	02/27/2015	BOA	454	452	–	(2)
GBP	Buy	02/27/2015	CBA	152	151	–	(1)
GBP	Buy	02/27/2015	CBK	301	298	–	(3)
GBP	Buy	02/27/2015	DEUT	68	68	–	–
GBP	Buy	02/27/2015	GSC	98	99	1	–
GBP	Buy	02/27/2015	GSC	246	246	–	–
GBP	Buy	02/27/2015	HSBC	12	12	–	–
GBP	Buy	02/27/2015	JPM	252	253	1	–
GBP	Buy	02/27/2015	JPM	521	519	–	(2)
GBP	Buy	02/27/2015	UBS	91	91	–	–
GBP	Sell	02/27/2015	BCLY	38	38	–	–
GBP	Sell	02/27/2015	BOA	204	204	–	–
GBP	Sell	02/27/2015	BOA	23	23	–	–
GBP	Sell	02/27/2015	CBK	150	151	–	(1)
GBP	Sell	02/27/2015	DEUT	1,712	1,705	7	–
GBP	Sell	02/27/2015	GSC	250	250	–	–
GBP	Sell	02/27/2015	JPM	190	189	1	–
GBP	Sell	02/27/2015	MSC	255	253	2	–
GBP	Sell	02/27/2015	SSG	256	256	–	–
GBP	Sell	02/27/2015	TDS	60	60	–	–
GBP	Sell	02/27/2015	UBS	289	289	–	–
HUF	Buy	02/27/2015	CBK	27	27	–	–
HUF	Buy	02/27/2015	DEUT	50	51	1	–
HUF	Buy	02/27/2015	GSC	56	55	–	(1)
HUF	Buy	02/27/2015	SSG	51	51	–	–
HUF	Buy	02/27/2015	UBS	23	23	–	–
HUF	Sell	02/27/2015	BOA	40	40	–	–
HUF	Sell	02/27/2015	DEUT	100	100	–	–
HUF	Sell	02/27/2015	GSC	39	39	–	–
HUF	Sell	02/27/2015	JPM	33	32	1	–
IDR	Sell	02/27/2015	SSG	20	20	–	–
ILS	Buy	02/27/2015	BCLY	25	25	–	–
ILS	Buy	02/27/2015	BNP	15	15	–	–
ILS	Buy	02/27/2015	GSC	51	51	–	–
ILS	Buy	02/27/2015	JPM	79	79	–	–
ILS	Buy	02/27/2015	UBS	15	15	–	–
ILS	Sell	02/27/2015	BOA	35	36	–	(1)
ILS	Sell	02/27/2015	GSC	13	13	–	–
ILS	Sell	02/27/2015	SSG	36	36	–	–
ILS	Sell	02/27/2015	UBS	18	18	–	–
ILS	Sell	02/27/2015	UBS	13	13	–	–
INR	Buy	02/27/2015	BCLY	23	23	–	–
INR	Buy	02/27/2015	HSBC	75	76	1	–
INR	Buy	02/27/2015	JPM	76	76	–	–
INR	Buy	02/27/2015	UBS	76	77	1	–
INR	Sell	02/27/2015	CBK	76	77	–	(1)
INR	Sell	02/27/2015	JPM	157	158	–	(1)
JPY	Buy	02/27/2015	BCLY	38	38	–	–
JPY	Buy	02/27/2015	BOA	366	368	2	–
JPY	Buy	02/27/2015	BOA	331	331	–	–
JPY	Buy	02/27/2015	CBK	268	266	–	(2)
JPY	Buy	02/27/2015	GSC	46	46	–	–

12

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Buy	02/27/2015	HSBC	$207	$206	$–	$(1)
JPY	Buy	02/27/2015	JPM	457	461	4	–
JPY	Buy	02/27/2015	JPM	206	204	–	(2)
JPY	Buy	02/27/2015	MSC	857	853	–	(4)
JPY	Buy	02/27/2015	NAB	178	181	3	–
JPY	Buy	02/27/2015	UBS	26	26	–	–
JPY	Sell	02/27/2015	CBA	102	102	–	–
JPY	Sell	02/27/2015	CBK	138	138	–	–
JPY	Sell	02/27/2015	CBK	1,097	1,107	–	(10)
JPY	Sell	02/27/2015	GSC	101	103	–	(2)
JPY	Sell	02/27/2015	HSBC	101	101	–	–
JPY	Sell	02/27/2015	JPM	871	878	–	(7)
JPY	Sell	02/27/2015	MSC	298	304	–	(6)
JPY	Sell	02/27/2015	RBS	254	256	–	(2)
JPY	Sell	02/27/2015	UBS	23	23	–	–
KRW	Buy	02/27/2015	BCLY	176	175	–	(1)
KRW	Buy	02/27/2015	HSBC	35	35	–	–
KRW	Sell	02/27/2015	BCLY	13	13	–	–
KRW	Sell	02/27/2015	HSBC	250	250	–	–
KRW	Sell	02/27/2015	JPM	173	172	1	–
KRW	Sell	02/27/2015	JPM	123	123	–	–
MXN	Buy	02/27/2015	CBK	5	5	–	–
MXN	Buy	02/27/2015	JPM	202	197	–	(5)
MXN	Buy	02/27/2015	MSC	169	164	–	(5)
MXN	Buy	02/27/2015	RBC	77	74	–	(3)
MXN	Buy	02/27/2015	SCB	52	51	–	(1)
MXN	Buy	02/27/2015	SSG	19	19	–	–
MXN	Buy	02/27/2015	UBS	63	62	–	(1)
MXN	Sell	02/27/2015	BCLY	41	40	1	–
MXN	Sell	02/27/2015	GSC	28	27	1	–
MXN	Sell	02/04/2015	MSC	3	3	–	–
MXN	Sell	02/27/2015	MSC	206	201	5	–
MXN	Sell	02/03/2015	RBC	3	3	–	–
MXN	Sell	02/27/2015	SCB	100	98	2	–
MXN	Sell	02/27/2015	UBS	26	25	1	–
MYR	Sell	02/27/2015	HSBC	61	60	1	–
MYR	Sell	02/27/2015	JPM	61	60	1	–
NOK	Buy	02/27/2015	BCLY	57	56	–	(1)
NOK	Buy	02/27/2015	BOA	35	35	–	–
NOK	Buy	02/27/2015	DEUT	22	22	–	–
NOK	Buy	02/27/2015	JPM	110	110	–	–
NOK	Buy	02/27/2015	JPM	213	211	–	(2)
NOK	Buy	02/27/2015	SSG	285	282	–	(3)
NOK	Buy	02/27/2015	UBS	34	34	–	–
NOK	Sell	02/27/2015	GSC	74	73	1	–
NOK	Sell	02/27/2015	GSC	58	58	–	–
NOK	Sell	02/27/2015	JPM	316	312	4	–
NOK	Sell	02/27/2015	JPM	83	83	–	–
NOK	Sell	02/27/2015	RBS	18	18	–	–
NOK	Sell	02/27/2015	UBS	15	15	–	–
NZD	Buy	02/27/2015	BCLY	81	80	–	(1)
NZD	Buy	02/27/2015	BOA	16	15	–	(1)
NZD	Buy	02/27/2015	CBA	54	51	–	(3)
NZD	Buy	02/27/2015	GSC	31	29	–	(2)
NZD	Buy	02/27/2015	JPM	65	62	–	(3)
NZD	Buy	02/27/2015	NAB	26	25	–	(1)
NZD	Buy	02/27/2015	SSG	23	22	–	(1)
NZD	Buy	02/27/2015	UBS	27	25	–	(2)
NZD	Sell	02/27/2015	BOA	60	58	2	–
NZD	Sell	02/27/2015	CBA	47	44	3	–

13

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
NZD	Sell	02/27/2015	GSC	$38	$36	$2	$–
NZD	Sell	02/27/2015	NAB	143	135	8	–
NZD	Sell	02/27/2015	SCB	52	51	1	–
NZD	Sell	02/27/2015	SSG	124	116	8	–
PEN	Sell	02/27/2015	BNP	50	49	1	–
PEN	Sell	02/27/2015	JPM	101	99	2	–
PEN	Sell	02/27/2015	SCB	24	24	–	–
PLN	Buy	02/27/2015	BNP	32	31	–	(1)
PLN	Buy	02/27/2015	BOA	32	32	–	–
PLN	Buy	02/27/2015	GSC	15	15	–	–
PLN	Buy	02/27/2015	JPM	139	139	–	–
PLN	Buy	02/27/2015	SSG	32	31	–	(1)
PLN	Sell	02/27/2015	DEUT	99	98	1	–
PLN	Sell	02/27/2015	DEUT	103	103	–	–
PLN	Sell	02/27/2015	GSC	29	28	1	–
PLN	Sell	02/03/2015	JPM	1	1	–	–
PLN	Sell	02/27/2015	JPM	16	16	–	–
RUB	Buy	02/27/2015	GSC	24	24	–	–
RUB	Sell	02/27/2015	JPM	100	91	9	–
SEK	Buy	02/27/2015	DEUT	76	75	–	(1)
SEK	Buy	02/27/2015	GSC	109	106	–	(3)
SEK	Buy	02/27/2015	JPM	116	117	1	–
SEK	Buy	02/27/2015	JPM	205	201	–	(4)
SEK	Buy	02/27/2015	MSC	544	527	–	(17)
SEK	Buy	02/27/2015	SSG	254	248	–	(6)
SEK	Sell	02/27/2015	BCLY	17	17	–	–
SEK	Sell	02/27/2015	BOA	31	31	–	–
SEK	Sell	02/27/2015	GSC	212	208	4	–
SEK	Sell	02/27/2015	HSBC	12	12	–	–
SEK	Sell	02/27/2015	JPM	421	415	6	–
SEK	Sell	02/27/2015	RBS	30	30	–	–
SEK	Sell	02/27/2015	UBS	79	79	–	–
SGD	Buy	02/27/2015	JPM	44	44	–	–
SGD	Buy	02/27/2015	SSG	30	30	–	–
SGD	Buy	02/27/2015	UBS	86	85	–	(1)
SGD	Sell	02/27/2015	BOA	26	26	–	–
SGD	Sell	02/27/2015	CBK	26	26	–	–
THB	Buy	02/27/2015	JPM	45	45	–	–
THB	Sell	02/27/2015	BNP	45	45	–	–
THB	Sell	02/27/2015	SSG	69	69	–	–
TRY	Buy	02/27/2015	BOA	50	47	–	(3)
TRY	Buy	02/27/2015	DEUT	88	83	–	(5)
TRY	Buy	02/27/2015	JPM	25	24	–	(1)
TRY	Buy	02/27/2015	MSC	9	8	–	(1)
TRY	Buy	02/27/2015	RBS	13	12	–	(1)
TRY	Buy	02/27/2015	SSG	6	6	–	–
TRY	Buy	02/27/2015	UBS	13	12	–	(1)
TRY	Sell	02/27/2015	CBK	15	14	1	–
TRY	Sell	02/27/2015	DEUT	51	49	2	–
TRY	Sell	02/27/2015	JPM	91	91	–	–
TRY	Sell	02/27/2015	SSG	45	43	2	–
TWD	Buy	02/27/2015	JPM	26	26	–	–
TWD	Buy	02/27/2015	JPM	51	51	–	–
TWD	Sell	02/27/2015	JPM	75	77	–	(2)
ZAR	Buy	02/27/2015	BCLY	58	58	–	–
ZAR	Buy	02/27/2015	BOA	13	13	–	–
ZAR	Buy	02/27/2015	DEUT	27	27	–	–
ZAR	Buy	02/27/2015	DEUT	25	25	–	–
ZAR	Buy	02/27/2015	SSG	22	22	–	–
ZAR	Buy	02/27/2015	UBS	32	32	–	–

14

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
ZAR	Sell	02/27/2015	BOA	$13	$13	$–	$–
ZAR	Sell	02/27/2015	CBK	124	124	–	–
ZAR	Sell	02/27/2015	DEUT	72	72	–	–
ZAR	Sell	02/27/2015	DEUT	50	50	–	–
ZAR	Sell	02/27/2015	JPM	15	15	–	–
ZAR	Sell	02/27/2015	SSG	32	32	–	–
Total						$519	$(473)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

15

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Hong Kong
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian New Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
RUB	Russian New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
BUBOR	Budapest Interbank Offered Rate
CD	Certificate of Deposit
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CR	Credit
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank Equilibrium Interest Rate
NIBOR	Norwegian Interbank Offered rate
OTC	Over-the-Counter
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

Credit Exposure
as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	4.7%
Aa/ AA	53.8
A	0.2
Baa/ BBB	6.8
Ba/ BB	5.5
B	2.3
Caa/ CCC or Lower	1.1
Not Rated	0.6
Non-Debt Securities and Other Short-Term Instruments	20.2
Other Assets and Liabilities	4.8
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

16

The Hartford Global Alpha Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$1,406	$–	$1,312	$94
Corporate Bonds	2,222	–	2,222	–
Foreign Government Obligations	2,158	–	2,158	–
U.S. Government Securities	13,284	–	13,284	–
Short-Term Investments	5,046	–	5,046	–
Purchased Options	77	–	77	–
Total	$24,193	$–	$24,099	$94
Foreign Currency Contracts *	$519	$–	$519	$–
Futures *	33	33	–	–
Swaps - Credit Default *	56	–	56	–
Swaps - Interest Rate *	19	–	19	–
Total	$627	$33	$594	$–
Liabilities:
Foreign Currency Contracts *	$473	$–	$473	$–
Futures *	75	75	–	–
Swaps - Credit Default *	73	–	73	–
Swaps - Interest Rate *	10	–	10	–
Total	$631	$75	$556	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$87	$2	$(1	)*	$—	$10	$(4)	$—	$—	$94
Total	$87	$2	$(1)		$—	$10	$(4)	$—	$—	$94

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(1).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

17

Hartford Global Capital Appreciation Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4%
	Automobiles and Components - 0.9%
817	Chongqing Changan Automobile Co., Ltd. ●	$2,043
25	Delphi Automotive plc	1,734
15	Denso Corp.	668
441	Dongfeng Motor Group Co., Ltd.	638
191	Fiat Chrysler Automobiles N.V. ●	2,514
49	Honda Motor Co., Ltd.	1,488
7	Hyundai Motor Co., Ltd.	1,092
28	Isuzu Motors Ltd.	372
69	Musashi Seimitsu Industry Co., Ltd.	1,303
12	Toyota Industries Corp.	662
485	Xingda International Holdings	152
		12,666
	Banks - 4.1%
4,610	Alpha Bank A.E. ●	1,684
130	Axis Bank Ltd. ●	1,235
260	Banca Popolare dell-Emilia Romagna Scrl ●	1,757
214	Banco Bilbao Vizcaya Argentaria S.A.	1,828
100	Banco Santander Central Hispano S.A.	674
230	Bangkok Bank Public Co. NVDR	1,338
12,462	Bank of Ireland ●	3,751
80	Bank of Nova Scotia	3,855
183	Barclays Bank plc ADR	642
2,451	China Construction Bank	1,962
2,672	Eurobank Ergasias S.A. ●	330
45	HDFC Bank Ltd. ADR	2,560
351	HSBC Holdings plc	3,213
658	ICICI Bank Ltd. ●	3,821
2,835	Industrial & Commercial Bank of China Ltd.	2,022
705	Mitsubishi UFJ Financial Group, Inc.	3,745
3,805	Mizuho Financial Group, Inc.	6,221
3,435	Piraeus Bank S.A. ●	1,999
71	PNC Financial Services Group, Inc.	6,016
162	Sberbank of Russia ADR	596
32	Standard Chartered plc	426
34	Svenska Handelsbanken AB Class A	1,602
82	Wells Fargo & Co.	4,275
		55,552
	Capital Goods - 7.3%
23	Acuity Brands, Inc.	3,486
196	AECOM ●	4,970
95	Arcam AB ●	2,054
47	Assa Abloy Ab	2,543
164	Atlas Copco Ab	4,843
546	Balfour Beatty plc	1,824
15	Belden, Inc.	1,246
30	Braas Monier Building Group ●	608
1,811	Capstone Turbine Corp. ●	1,123
557	China Lesso Group Holdings Ltd.	272
618	China Machinery Engineering Corp.	524
77	Compagnie De Saint-Gobain	3,274
45	Danaher Corp.	3,699
76	Denyo Co., Ltd.	1,255
121	DigitalGlobe, Inc. ●	3,241
13	Doosan Corp.	1,215
11	Eaton Corp. plc	719
164	Ellaktor S.A. ●	315
63	Fastenal Co.	2,808
37	Generac Holdings, Inc. ●	1,610
67	General Electric Co.	1,591
96	HD Supply Holdings, Inc. ●	2,759
83	Kone Oyj Class B	3,764
29	Lockheed Martin Corp.	5,470
143	Masco Corp.	3,551
33	Mitsubishi Corp.	577
12	Nidec Corp.	783
152	Okuma Corp.	1,293
27	Owens Corning, Inc.	1,069
3	Polypore International, Inc. ●	140
413	Qinetiq Group plc	1,160
54	Raytheon Co.	5,400
166	Rexel S.A.	3,101
17	Rheinmetall AG	748
15	Safran S.A.	1,023
298	Sanwa Holdings Corp.	2,059
106	Schneider Electric S.A.	7,979
20	Siemens AG	2,143
18	Sulzer AG	1,953
17	Teledyne Technologies, Inc. ●	1,592
201	Toshiba Corp.	804
8	TransDigm Group, Inc.	1,553
44	United Technologies Corp.	4,999
40	Wienerberger AG	564
92	Zumtobel Group AG	2,105
		99,809
	Commercial and Professional Services - 1.3%
39	ACCO Brands Corp. ●	306
25	Clean Harbors, Inc. ●	1,206
132	Edenred	3,806
171	Enernoc, Inc. ●	2,946
31	Equifax, Inc.	2,633
27	IHS, Inc. ●	3,088
117	Knoll, Inc.	2,402
25	Robert Half International, Inc.	1,454
		17,841
	Consumer Durables and Apparel - 2.5%
61	Asics Corp.	1,499
70	Brunello Cucinelli S.p.A.	1,448
10	Compagnie Financiere Richemont S.A.	824
170	Crocs, Inc. ●	1,799
166	Electrolux AB Series B	5,100
31	GoPro, Inc. ●	1,523
35	Kate Spade & Co. ●	1,116
14	Lululemon Athletica, Inc. ●	912
52	Luxottica Group S.p.A.	3,116
6	Michael Kors Holdings Ltd. ●	393
18	Persimmon plc	437
52	Pulte Group, Inc.	1,063
1,230	Samsonite International S.A.	3,732
271	Sony Corp.	6,369
44	Vera Bradley, Inc. ●	843
18	Whirlpool Corp.	3,489
		33,663
	Consumer Services - 1.8%
233	Compass Group plc	4,022
116	Hilton Worldwide Holdings, Inc. ●	3,002
54	Homeinns Hotel Group ●	1,346
304	Kroton Educacional S.A.	1,394
844	Mandarin Oriental International Ltd.	1,382
56	McDonald's Corp.	5,217
42	Melco PBL Entertainment Ltd. ADR	1,013

1

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4% - (continued)
	Consumer Services - 1.8% - (continued)
107	New Oriental Education & Technology Group, Inc. ADR ●	$1,956
17	Norwegian Cruise Line Holdings Ltd. ●	726
103	Opap S.A.	868
515	Sands China Ltd.	2,506
9	Wyndham Worldwide Corp.	773
		24,205
	Diversified Financials - 4.1%
358	Anima Holding S.p.A. ●	1,790
115	Ares Capital Corp.	1,907
121	Banca Generali S.p.A.	3,375
15	BlackRock, Inc.	5,032
183	Blackstone (The) Group L.P.	6,830
319	BM & F Bovespa S.A.	1,082
38	Bolsas Y Mercados Espanoles	1,581
31	Citigroup, Inc.	1,467
147	EFG International AG	1,591
50	Fairfax India Holdings Corp. ●	490
612	Henderson Group plc	2,182
105	Hong Kong Exchanges & Clearing Ltd.	2,412
213	Ichiyoshi Securities Co., Ltd.	2,159
107	JP Morgan Chase & Co.	5,801
185	Julius Baer Group Ltd.	7,525
52	Legg Mason, Inc.	2,870
84	Matsui Securities Co., Ltd.	712
178	Mitsubishi UFJ Lease & Finance Co., Ltd.	769
64	Nomad Holdings Ltd. ●†	638
183	Platform Specialty Products Corp. ●	3,846
59	Solar Cayman Ltd. ⌂■●†	4
131	UBS AG ●	2,198
		56,261
	Energy - 6.2%
23	Anadarko Petroleum Corp.	1,908
11	Baker Hughes, Inc.	646
305	BG Group plc	4,061
88	Cabot Oil & Gas Corp.	2,328
140	Cameco Corp.	1,971
27	Canadian Natural Resources Ltd.	784
90	Canadian Natural Resources Ltd. ADR	2,596
71	Chevron Corp.	7,235
6,382	China Suntien Green Energy	1,428
435	Cobalt International Energy, Inc. ●	3,971
15	Diamondback Energy, Inc. ●	1,021
61	Enbridge, Inc.	2,941
20	Energen Corp.	1,253
238	Halliburton Co.	9,511
5,116	Hilong Holdings Ltd.	1,579
29	HollyFrontier Corp.	1,025
139	Imperial Oil Ltd.	5,151
622	Karoon Gas Australia Ltd. ●	1,011
46	Marathon Oil Corp.	1,224
241	McDermott International, Inc. ●	543
33	National Oilwell Varco, Inc.	1,795
136	Patterson-UTI Energy, Inc.	2,335
2,000	PetroChina Co., Ltd.	2,172
249	Petroleo Brasileiro S.A. ADR	1,498
107	Petroleum Geo-Services ASA	580
46	Pioneer Natural Resources Co.	6,956
18	Range Resources Corp.	818
69	Rice Energy, Inc. ●	1,186
65	Royal Dutch Shell plc Class B	2,058
166	Southwestern Energy Co. ●	4,112
48	Total S.A.	2,481
663	Trican Well Service Ltd.	2,558
424	Tsakos Energy Navigation Ltd.	2,929
36	Whiting Petroleum Corp. ●	1,073
		84,738
	Food and Staples Retailing - 1.2%
26	Alimentation Couche-Tard, Inc.	1,019
8	CVS Health Corp.	824
6	E-Mart Co., Ltd.	1,206
124	Seven & I Holdings Co., Ltd.	4,527
18	Walgreens Boots Alliance Inc.	1,313
83	Wal-Mart Stores, Inc.	7,043
		15,932
	Food, Beverage and Tobacco - 5.4%
96	Anheuser-Busch InBev N.V.	11,748
119	British American Tobacco plc	6,731
1,029	C&C Group plc	4,011
232	Coca-Cola Co.	9,538
172	Diageo Capital plc	5,106
289	Greencore Group plc	1,342
102	Imperial Tobacco Group plc	4,771
15	Japan Tobacco, Inc.	411
23	Kraft Foods Group, Inc.	1,483
2,888	LT Group, Inc.	891
117	Mondelez International, Inc.	4,137
50	Monster Beverage Corp. ●	5,904
66	Nestle S.A.	5,013
58	Post Holdings, Inc. ●	2,751
496	Treasury Wine Estates Ltd.	1,886
11	TreeHouse Foods, Inc. ●	958
31	Unilever N.V.	1,344
106	Unilever N.V. NY Shares ADR	4,581
531	Vina Concha Y Tora S.A.	958
		73,564
	Health Care Equipment and Services - 1.9%
30	Aetna, Inc.	2,754
32	Becton, Dickinson & Co.	4,440
53	Cardinal Health, Inc.	4,392
1,848	CareView Communications, Inc. ●†	831
69	Envision Healthcare Holdings ●	2,383
54	Medtronic plc	3,886
131	Nikkiso Co., Ltd.	1,152
17	Olympus Corp. ●	602
50	UnitedHealth Group, Inc.	5,280
		25,720
	Household and Personal Products - 0.4%
61	Procter & Gamble Co.	5,108
31	Svenska Cellulosa AB Class B	759
		5,867
	Insurance - 4.4%
48	ACE Ltd.	5,136
37	Ageas	1,266
1,092	AIA Group Ltd.	6,340
288	American International Group, Inc.	14,091
381	Assicurazioni Generali S.p.A.	8,048
130	Delta Lloyd N.V.	2,461
489	Direct Line Insurance Group plc	2,291
34	Marsh & McLennan Cos., Inc.	1,812

2

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4% - (continued)
	Insurance - 4.4% - (continued)
110	MetLife, Inc.	$5,110
46	Principal Financial Group, Inc.	2,140
326	T&D Holdings, Inc.	3,667
73	Tokio Marine Holdings, Inc.	2,559
15	Zurich Financial Services AG	5,005
		59,926
	Materials - 5.2%
32	Air Liquide	4,004
29	Akzo Nobel N.V.	2,091
29	Barrick Gold Corp.	375
23	BASF SE	2,028
51	BHP Billiton plc	1,107
42	Cabot Corp.	1,786
43	Celanese Corp.	2,330
1,082	China Resources Cement	642
85	Constellium N.V. ●	1,572
105	CRH plc	2,543
29	Crown Holdings, Inc. ●	1,294
59	E.I. du Pont de Nemours & Co.	4,223
88	Eldorado Gold Corp.	421
—	Givaudan	396
324	Glencore plc	1,209
165	Harmony Gold Mining Co., Ltd. ●	496
85	Headwaters, Inc. ●	1,198
101	Holcim Ltd.	7,089
685	Huabao International Holdings Ltd.	540
121	International Paper Co.	6,379
850	Ivanhoe Mines Ltd. ●	509
22	Lafarge S.A.	1,523
30	Martin Marietta Materials, Inc.	3,275
58	Methanex Corp. ADR	2,570
144	Norbord, Inc.	3,213
27	Packaging Corp. of America	2,024
45	Praxair, Inc.	5,408
978	PTT Chemical Public Co., Ltd.	1,687
50	Reliance Steel & Aluminum	2,632
51	Rio Tinto plc ADR	2,250
81	Smurfit Kappa Group plc	1,994
24	Wacker Chemie AG	2,616
		71,424
	Media - 1.8%
77	Avex, Inc.	1,302
11	Comcast Corp. Class A	574
131	DHX Media Ltd.	883
24	DISH Network Corp. ●	1,668
8	DreamWorks Animation SKG, Inc. ●	148
15	McGraw Hill Financial, Inc.	1,381
74	Pandora Media, Inc. ●	1,236
69	Quebecor, Inc.	1,724
111	SES Global S.A.	4,031
109	Sky plc	1,517
1,688	Solocal Group ●	1,417
16	Tribune Media Co. - Class A ●	928
181	TVN S.A. ●	863
166	Twenty-First Century Fox, Inc.	5,506
53	Wolters Kluwer N.V.	1,593
		24,771
	Pharmaceuticals, Biotechnology and Life Sciences - 12.6%
54	Actavis plc ●	14,508
5	Agios Pharmaceuticals, Inc. ●	619
23	Alkermes plc ●	1,691
57	Almirall S.A. ●	994
13	Alnylam Pharmaceuticals, Inc. ●	1,228
203	Arena Pharmaceuticals, Inc. ●	873
278	AstraZeneca plc	19,757
129	AstraZeneca plc ADR	9,194
1	Avalanche Biotechnologies, Inc. ●	28
23	Biogen Idec, Inc. ●	8,969
523	Bristol-Myers Squibb Co.	31,545
12	Celgene Corp. ●	1,478
490	China Shineway Pharmaceutical Group Ltd.	768
82	Eisai Co., Ltd.	4,108
22	Eli Lilly & Co.	1,617
12	Five Prime Therapeutics, Inc. ●	306
8	Illumina, Inc. ●	1,494
15	Incyte Corp. ●	1,188
34	Innate Pharma S.A. ●	355
62	Johnson & Johnson	6,172
1	Juno Therapeutics, Inc. ●	51
316	Merck & Co., Inc.	19,060
28	Novartis AG	2,687
75	Ono Pharmaceutical Co., Ltd.	7,907
22	Portola Pharmaceuticals, Inc. ●	615
11	PTC Therapeutics, Inc. ●	586
3	Receptos, Inc. ●	384
12	Regeneron Pharmaceuticals, Inc. ●	5,110
16	Regulus Therapeutics, Inc. ●	306
37	Roche Holding AG	10,084
68	Takeda Pharmaceutical Co., Ltd.	3,387
55	Tesaro, Inc. ●	2,217
976	TherapeuticsMD, Inc. ●	3,965
49	UCB S.A.	3,790
31	Vertex Pharmaceuticals, Inc. ●	3,402
35	Zoetis, Inc.	1,509
		171,952
	Real Estate - 2.5%
12	AvalonBay Communities, Inc. REIT	2,117
115	Castellum AB	1,809
71	CBRE Group, Inc. ●	2,280
130	City Developments Ltd.	964
47	Columbia Property Trust, Inc.	1,150
169	Deutsche Annington Immobile	5,854
66	Deutsche Wohnen AG	1,724
125	E-House China Holdings Ltd.	859
121	Grivalia Properties REIC	1,077
529	Hibernia REIT	667
17	Icade REIT	1,450
5	Leju Holdings Ltd. ADR ●	53
383	Leopalace21 Corp. ●	2,478
193	Mitsui Fudosan Co., Ltd.	4,877
1,181	National Storage REIT	1,347
80	Realogy Holdings Corp. ●	3,738
151	Two Harbors Investment Corp. REIT	1,560
4	WeWork Companies, Inc. Class A ⌂●†	61
		34,065
	Retailing - 6.0%
65	Advance Automotive Parts, Inc.	10,268
727	Allstar Co. ⌂●†	672
33	Amazon.com, Inc. ●	11,835

3

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4% - (continued)
	Retailing - 6.0% - (continued)
1,908	Baoxin Automotive Group Ltd.	$1,092
239	Coupons.com, Inc. ●	3,424
25	CST Brands, Inc.	1,063
33	GNC Holdings, Inc.	1,476
618	Groupon, Inc. ●	4,428
6	Honest (The) Co. ⌂●†	163
17	HSN, Inc.	1,355
9	Hyundai Home Shopping Network Corp.	985
7,135	Intime Retail Group Co., Ltd.	4,389
14	L Brands, Inc.	1,154
92	Lowe's Cos., Inc.	6,225
553	Luk Fook Holdings International Ltd.	2,052
3,134	Maoye International Holdings	472
184	Marks & Spencer Group plc	1,339
16	Netflix, Inc. ●	7,283
92	Office Depot, Inc. ●	702
117	Rakuten, Inc.	1,614
57	Rent-A-Center, Inc.	1,961
24	Restoration Hardware Holdings, Inc. ●	2,076
9	Signet Jewelers Ltd.	1,045
138	TJX Cos., Inc.	9,076
39	Tory Burch LLC ⌂●†	2,332
41	Tuesday Morning Corp. ●	729
41	Urban Outfitters, Inc. ●	1,433
33	Wayfair, Inc. ●	652
679	Zhongsheng Group Holdings Ltd.	591
		81,886
	Semiconductors and Semiconductor Equipment - 6.0%
304	Applied Materials, Inc.	6,945
22,208	GCL-Poly Energy Holdings Ltd. ●	4,822
109	Hynix Semiconductor, Inc.	4,703
237	Intel Corp.	7,821
239	Maxim Integrated Products, Inc.	7,895
208	Micron Technology, Inc. ●	6,101
117	NXP Semiconductors N.V. ●	9,246
2	Samsung Electronics Co., Ltd.	1,893
40	Spansion, Inc. Class A ●	1,426
695	Sumco Corp.	11,667
75	SunEdison Semiconductor Ltd. ●	1,463
213	SunEdison, Inc. ●	3,987
278	SunPower Corp. ●	6,710
955	Taiwan Semiconductor Manufacturing Co., Ltd.	4,200
102	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,323
		81,202
	Software and Services - 8.8%
85	21Vianet Group, Inc. ADR ●	1,410
105	Accenture plc	8,854
521	Activision Blizzard, Inc.	10,892
14	Adobe Systems, Inc. ●	996
55	Akamai Technologies, Inc. ●	3,223
57	Alibaba Group Holding Ltd. ●	5,115
62	AOL, Inc. ●	2,662
47	Automatic Data Processing, Inc.	3,902
45	Baidu, Inc. ADR ●	9,817
159	Cadence Design Systems, Inc. ●	2,866
32	ChinaCache International Holdings Ltd. ADR ●	345
98	Comverse, Inc. ●	1,695
473	Corindus Vascular Robotics, Inc. ●†	1,973
5	CoStar Group, Inc. ●	968
106	Facebook, Inc. ●	8,072
13	Google, Inc. Class A ●	6,739
21	Google, Inc. Class C ●	10,984
15	IAC/InterActiveCorp.	912
129	Kakaku.com, Inc.	1,826
18	LendingClub Corp. ⌂●†	315
328	Microsoft Corp.	13,260
548	Monster Worldwide, Inc. ●	2,262
6	NetEase, Inc. ADR	708
11	New Relic, Inc. ⌂●†	316
918	Optimal Payments plc ●	4,751
105	Oracle Corp.	4,397
15	Qihoo 360 Technology Co., Ltd. ●	858
36	Salesforce.com, Inc. ●	2,024
70	Tangoe, Inc. ●	801
233	Tencent Holdings Ltd. ●	3,921
19	Twitter, Inc. ●	719
27	Verint Systems, Inc. ●	1,446
3	Xero Ltd. ●	30
161	Zuora, Inc. ⌂●†	550
		119,609
	Technology Hardware and Equipment - 4.3%
386	Alcatel - Lucent ADR ●	1,330
179	Apple, Inc.	20,933
60	Arris Group, Inc. ●	1,575
201	Aruba Networks, Inc. ●	3,329
329	Cisco Systems, Inc.	8,683
77	EMC Corp.	2,001
162	Hewlett-Packard Co.	5,839
32	Largan Precision Co., Ltd.	2,661
13	Loral Space & Communications, Inc. ●	944
1,107	ParkerVision, Inc. ●	1,129
11	Qualcomm, Inc.	680
10	Stratasys Ltd. ●	775
64	TE Connectivity Ltd.	4,280
18	Western Digital Corp.	1,760
1,761	WPG Holdings Co., Ltd.	2,186
		58,105
	Telecommunication Services - 2.7%
265	Gogo, Inc. ●	3,857
141	Hellenic Telecommunications Organization S.A. ●	1,160
347	Koninklijke (Royal) KPN N.V.	1,071
23	Level 3 Communications, Inc. ●	1,159
114	Nippon Telegraph & Telephone Corp.	6,747
351	NTT DoCoMo, Inc.	5,919
86	Orange S.A.	1,506
48	SoftBank Corp.	2,809
1,087	Telecom Italia S.p.A. ●	1,263
352	Telenor ASA	7,568
471	Total Access Communication Public Co., Ltd.	1,352
37	Verizon Communications, Inc.	1,673
		36,084
	Transportation - 2.9%
4,579	AirAsia Berhad	3,534
75	Canadian National Railway Co.	4,921
28	CSX Corp.	939
44	Deutsche Post AG	1,415
139	DSV AS	4,385
109	Groupe Eurotunnel S.E.	1,459
310	Hertz Global Holdings, Inc. ●	6,369

4

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4% - (continued)
	Transportation - 2.9% - (continued)
123	Hitachi Transport System Ltd.	$1,608
2,498	Jiangsu Express Co., Ltd.	3,100
15	Kuehne & Nagel International AG	2,027
26	Norfolk Southern Corp.	2,610
609	Pacific Basin Ship	225
60	United Parcel Service, Inc. Class B	5,953
66	UTI Worldwide, Inc. ●	787
		39,332
	Utilities - 3.1%
361	Centrica plc	1,591
371	Cheung Kong Infrastructure Holdings Ltd.	3,048
8,772	China Longyuan Power Group Corp.	9,414
270	China Resources Gas Group LT	657
29	Edison International	1,976
1,113	ENN Energy Holdings Ltd.	6,579
2,491	Guangdong Investment Ltd.	3,344
282	Hokkaido Electric Power Co. ●	2,280
2,060	Huadian Fuxin Energy Corp., Ltd.	971
130	Kyushu Electric Power Co., Inc. ●	1,251
115	National Grid plc	1,618
1,398	NTPC Ltd.	3,235
489	Snam S.p.A.	2,394
19	Southern Co.	969
1,319	Towngas China Co., Ltd.	1,152
28	Xcel Energy, Inc.	1,032
		41,511
	Total Common Stocks
	( Cost $1,338,830)	$1,325,685

Preferred Stocks - 1.1%
	Capital Goods - 0.0%
132	Lithium Technology Corp. ⌂●†	$699

	Consumer Durables and Apparel - 0.1%
15	Cloudera, Inc. ⌂●†	445
47	One Kings Lane, Inc. ⌂●†	691
		1,136
	Consumer Services - 0.0%
122	Draftkings, Inc. ⌂●†	198

	Media - 0.2%
55	ProSieben Sat.1 Media AG	2,436

	Real Estate - 0.1%
123	Redfin Corp. ⌂●†	365
20	WeWork Companies, Inc., Class D-1 ⌂●†	304
16	WeWork Companies, Inc., Class D-2 ⌂●†	239
		908
	Retailing - 0.1%
23	Forward Ventures LLC ⌂●†	573
14	Honest (The) Co. Series C ⌂●†β	379
		952

	Software and Services - 0.6%
143	Apigee Corp. ⌂●†	461
11	Dropbox, Inc. ⌂●†	183
243	Essence Holding Group ⌂●†	407
39	Lookout, Inc. ⌂●†	487
46	Nutanix, Inc. ⌂●†	725
168	Uber Technologies, Inc. ⌂●†	5,050
29	Veracode, Inc. ⌂●†	625
		7,938
	Technology Hardware and Equipment - 0.0%
60	Pure Storage, Inc. ⌂●†	880

	Telecommunication Services - 0.0%
19	DocuSign, Inc. ⌂●†	309
		309
	Total Preferred Stocks
	(Cost $12,759)	$15,456

Warrants - 0.0%
	Banks - 0.0%
175	Alpha Bank A.E.	$75

	Diversified Financials - 0.0%
64	Nomad Holdings Ltd. †	20

	Total Warrants
	(Cost $353)	$95

	Total Long-Term Investments
	(Cost $1,351,942)	$1,341,236

Short-Term Investments - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $17, collateralized by U.S. Treasury Note 0.88%, 2017, value of $17)
$17	0.04%, 1/31/15	$17
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $721, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $736)
721	0.06%, 1/31/15	721
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$5,234, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $5,339)
5,234	0.05%, 1/31/15	5,234
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,219, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S. Treasury
Bill 0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $1,243)
1,219	0.06%, 1/31/15	1,219

5

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.3% - (continued)
Repurchase Agreements - 1.3% - (continued)
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,487, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $3,556)
$3,487	0.04%, 1/31/15		$3,487
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,267, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $2,312)
2,267	0.05%, 1/31/15		2,267
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $199, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $203)
199	0.05%, 1/31/15		199
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $834, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $850)
833	0.06%, 1/31/15		833
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $51, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $52)
51	0.06%, 1/31/15		51
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,111, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $3,174)
3,111	0.07%, 1/31/15		3,111
			17,139
	Total Short-Term Investments
	(Cost $17,139)		$17,139

	Total Investments
	(Cost $1,369,081) ▲	99.8%	$1,358,375
	Other Assets and Liabilities	0.2%	2,717
	Total Net Assets	100.0%	$1,361,092

6

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $1,378,144 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$92,598
Unrealized Depreciation	(112,367)
Net Unrealized Depreciation	$(19,769)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $20,895, which represents 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $4, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	727	Allstar Co.	$316
04/2014	143	Apigee Corp. Preferred	416
02/2014	15	Cloudera, Inc. Preferred	218
02/2014	19	DocuSign, Inc. Preferred	255
12/2014	122	Draftkings, Inc. Preferred	220
01/2014	11	Dropbox, Inc. Preferred	204
05/2014	243	Essence Holding Group Preferred	385
11/2014	23	Forward Ventures LLC Preferred	701
08/2014	6	Honest (The) Co.	161
08/2014	14	Honest (The) Co. Series C Preferred	377
04/2014	18	LendingClub Corp.	184
08/2014	132	Lithium Technology Corp. Preferred	644
07/2014	39	Lookout, Inc. Preferred	442
04/2014	11	New Relic, Inc.	311
08/2014	46	Nutanix, Inc. Preferred	621
01/2014	47	One Kings Lane, Inc. Preferred	721
04/2014	60	Pure Storage, Inc. Preferred	940
12/2014	123	Redfin Corp. Preferred	406
03/2007	59	Solar Cayman Ltd. - 144A	17
11/2013	39	Tory Burch LLC	3,091
06/2014	168	Uber Technologies, Inc. Preferred	2,613
08/2014	29	Veracode, Inc. Preferred	532
12/2014	4	WeWork Companies, Inc. Class A	68
12/2014	20	WeWork Companies, Inc., Class D-1 Preferred	338
12/2014	16	WeWork Companies, Inc., Class D-2 Preferred	265
01/2015	161	Zuora, Inc.	611

At January 31, 2015, the aggregate value of these securities was $17,433, which represents 1.3% of total net assets.

β	Convertible security.

7

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/03/2015	JPM	$35	$35	$–	$–
AUD	Buy	02/02/2015	NAB	16	16	–	–
AUD	Buy	02/04/2015	WEST	26	26	–	–
AUD	Sell	02/03/2015	JPM	12	12	–	–
CAD	Buy	02/02/2015	CBK	417	411	–	(6)
CAD	Sell	02/02/2015	CBK	82	81	1	–
CAD	Sell	02/03/2015	MSC	51	51	–	–
CAD	Sell	02/04/2015	RBC	91	91	–	–
CHF	Buy	02/02/2015	BNP	105	106	1	–
EUR	Buy	02/03/2015	BCLY	288	288	–	–
EUR	Buy	03/18/2015	BOA	2,092	2,037	–	(55)
EUR	Buy	02/02/2015	MSC	312	312	–	–
EUR	Buy	03/18/2015	UBS	3,992	3,632	–	(360)
EUR	Sell	02/03/2015	BCLY	282	282	–	–
EUR	Sell	03/18/2015	BCLY	389	391	–	(2)
EUR	Sell	03/18/2015	CBK	14,544	13,628	916	–
EUR	Sell	02/02/2015	MSC	1,121	1,120	1	–
EUR	Sell	03/18/2015	NAB	9,247	8,438	809	–
GBP	Buy	02/02/2015	BMO	514	515	1	–
GBP	Buy	02/03/2015	BNP	646	648	2	–
GBP	Sell	02/02/2015	BMO	414	415	–	(1)
HKD	Buy	02/03/2015	JPM	263	263	–	–
HKD	Sell	02/02/2015	JPM	666	666	–	–
JPY	Buy	02/02/2015	NAB	24	24	–	–
JPY	Buy	02/04/2015	WEST	351	351	–	–
JPY	Sell	03/18/2015	BCLY	7,987	8,019	–	(32)
JPY	Sell	02/03/2015	DEUT	89	89	–	–
JPY	Sell	03/18/2015	GSC	16,036	16,340	–	(304)
NOK	Buy	02/02/2015	GSC	139	141	2	–
NOK	Sell	02/02/2015	GSC	5	5	–	–
SEK	Sell	02/02/2015	GSC	349	349	–	–
SEK	Sell	02/03/2015	JPM	89	89	–	–
Total						$1,733	$(760)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.4%
Consumer Staples	7.0
Energy	6.2
Financials	15.2
Health Care	14.5
Industrials	11.5
Information Technology	19.7
Materials	5.2
Services	2.7
Utilities	3.1
Total	98.5%
Short-Term Investments	1.3
Other Assets and Liabilities	0.2
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Diversification by Country
as of January 31, 2015

Percentage of
Country	Net Assets
Australia	0.3%
Austria	0.2
Belgium	1.2
Brazil	0.3
Canada	2.7
Cayman Islands	0.1
Chile	0.1
China	5.0
Denmark	0.3
Finland	0.3
France	2.5
Germany	1.4
Greece	0.8
Hong Kong	2.1
India	0.8
Ireland	1.1
Italy	1.7
Japan	7.7
Jersey	0.1
Luxembourg	0.3
Malaysia	0.3
Netherlands	2.1
New Zealand	0.0
Norway	0.6
Philippines	0.1
Poland	0.1
Russia	0.0
Singapore	0.2
South Africa	0.0
South Korea	0.8
Spain	0.4
Sweden	1.4
Switzerland	3.4
Taiwan	0.8
Thailand	0.3
United Kingdom	5.9
United States	53.1
Short-Term Investments	1.3
Other Assets and Liabilities	0.2
Total	100.0%

9

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$12,666	$1,734	$10,932	$–
Banks	55,552	17,302	38,250	–
Capital Goods	99,809	52,850	46,959	–
Commercial and Professional Services	17,841	14,035	3,806	–
Consumer Durables and Apparel	33,663	12,586	21,077	–
Consumer Services	24,205	16,809	7,396	–
Diversified Financials	56,261	32,161	24,096	4
Energy	84,738	69,368	15,370	–
Food and Staples Retailing	15,932	10,199	5,733	–
Food, Beverage and Tobacco	73,564	30,310	43,254	–
Health Care Equipment and Services	25,720	23,966	1,754	–
Household and Personal Products	5,867	5,108	759	–
Insurance	59,926	28,289	31,637	–
Materials	71,424	41,459	29,965	–
Media	24,771	14,911	9,860	–
Pharmaceuticals, Biotechnology and Life Sciences	171,952	118,115	53,837	–
Real Estate	34,065	11,757	22,247	61
Retailing	81,886	66,185	12,534	3,167
Semiconductors and Semiconductor Equipment	81,202	53,917	27,285	–
Software and Services	119,609	107,900	10,528	1,181
Technology Hardware and Equipment	58,105	53,258	4,847	–
Telecommunication Services	36,084	6,689	29,395	–
Transportation	39,332	25,113	14,219	–
Utilities	41,511	3,977	37,534	–
Total	1,325,685	817,998	503,274	4,413
Preferred Stocks	15,456	–	2,436	13,020
Warrants	95	95	–	–
Short-Term Investments	17,139	–	17,139	–
Total	$1,358,375	$818,093	$522,849	$17,433
Foreign Currency Contracts*	$1,733	$–	$1,733	$–
Total	$1,733	$–	$1,733	$–
Liabilities:
Foreign Currency Contracts*	$760	$–	$760	$–
Total	$760	$–	$760	$–

♦	For the three-month period ended January 31, 2015, investments valued at $13,442 were transferred from Level 1 to Level 2, and investments valued at $5,663 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
	1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
	2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
	3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$7,063	$—	$(63	)†	$—	$679	$—	$445	$(3,711)	$4,413
Preferred Stocks	9,155	431	3,010	‡	—	1,930	(1,061)	—	(445)	13,020
Total	$16,218	$431	$2,947		$—	$2,609	$(1,061)	$445	$(4,156)	$17,433

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
	1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
	2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
	3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(63).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $2,947.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

11

Hartford Global Equity Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.5%
	China - 3.2%
4,214	Jiangsu Express Co., Ltd.	$5,230
3,346	PetroChina Co., Ltd.	3,634
		8,864
	France - 4.8%
29	Icade REIT	2,491
89	Schneider Electric S.A.	6,683
85	Total S.A.	4,358
		13,532
	Germany - 5.6%
186	Deutsche Annington Immobile	6,456
75	Deutsche Post AG	2,431
114	Deutsche Wohnen AG	2,966
35	Siemens AG	3,750
		15,603
	Italy - 1.5%
201	Assicurazioni Generali S.p.A.	4,232

	Japan - 8.1%
72	Eisai Co., Ltd.	3,614
57	Mitsubishi Corp.	993
749	Mitsubishi UFJ Financial Group, Inc.	3,979
162	Nippon Telegraph & Telephone Corp.	9,559
267	NTT DoCoMo, Inc.	4,514
		22,659
	Netherlands - 4.6%
42	Akzo Nobel N.V.	3,017
186	Delta Lloyd N.V.	3,513
128	Royal Dutch Shell plc Class B	4,046
50	Unilever N.V.	2,183
		12,759
	Norway - 1.8%
233	Telenor ASA	5,005

	Spain - 1.2%
361	Banco Bilbao Vizcaya Argentaria S.A.	3,083
3	Bolsas Y Mercados Espanoles	131
		3,214
	Sweden - 2.1%
198	Castellum AB	3,109
58	Svenska Handelsbanken AB Class A	2,753
		5,862
	Switzerland - 6.9%
33	Roche Holding AG	8,771
31	Zurich Financial Services AG	10,400
		19,171
	Taiwan - 1.4%
887	Taiwan Semiconductor Manufacturing Co., Ltd.	3,901

	Thailand - 1.0%
1,681	PTT Chemical Public Co., Ltd.	2,900

	United Kingdom - 12.9%
73	AstraZeneca plc	5,190
17	AstraZeneca plc ADR	1,207
316	Barclays Bank plc ADR	1,111
87	BHP Billiton plc	1,880
202	British American Tobacco plc	11,370
654	Centrica plc	2,887
1,034	Henderson Group plc	3,686
661	HSBC Holdings plc	6,044
198	National Grid plc	2,780
		36,155
	United States - 41.4%
22	Apple, Inc.	2,557
8	BlackRock, Inc.	2,554
63	Bristol-Myers Squibb Co.	3,802
35	Chevron Corp.	3,598
115	Cisco Systems, Inc.	3,019
6	Dropbox, Inc. ⌂●†	108
33	Duke Energy Corp.	2,876
92	E.I. du Pont de Nemours & Co.	6,537
21	Eaton Corp. plc	1,293
50	Edison International	3,373
114	General Electric Co.	2,732
336	Intel Corp.	11,096
205	International Paper Co.	10,794
23	Johnson & Johnson	2,254
82	JP Morgan Chase & Co.	4,454
39	Kraft Foods Group, Inc.	2,548
94	Marathon Oil Corp.	2,487
57	Marsh & McLennan Cos., Inc.	3,043
271	Maxim Integrated Products, Inc.	8,973
208	Merck & Co., Inc.	12,524
50	MetLife, Inc.	2,311
191	Microsoft Corp.	7,700
79	PNC Financial Services Group, Inc.	6,704
25	Procter & Gamble Co.	2,073
33	Southern Co.	1,669
62	Verizon Communications, Inc.	2,850
47	Xcel Energy, Inc.	1,771
		115,700
	Total Common Stocks
	(Cost $276,707)	$269,557

Preferred Stocks - 1.4%
	Germany - 1.4%
87	ProSieben Sat.1 Media AG	$3,868

	United States - 0.0%
2	Pure Storage, Inc. ⌂●†	37

	Total Preferred Stocks
	(Cost $3,966)	$3,905

Warrants - 0.0%
	United States - 0.0%
1	Imperial Holdings, Inc. ⌂	$—

	Total Warrants
	(Cost $–)	$—

	Total Long-Term Investments
	(Cost $280,673)	$273,462

1

Hartford Global Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.2%
	Repurchase Agreements - 1.2%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $3, collateralized by U.S. Treasury Note 0.88%, 2017, value of $3)
$3	0.04%, 1/31/15		$3
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $139, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $142)
139	0.06%, 1/31/15		139
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,009, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $1,030)
1,009	0.05%, 1/31/15		1,009
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $235,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017
	- 2024, value of $240)
235	0.06%, 1/31/15		235
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $673, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $686)
673	0.04%, 1/31/15		673
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $437, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $446)
437	0.05%, 1/31/15		437
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $38, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $39)
38	0.05%, 1/31/15		38
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $161, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $164)
161	0.06%, 1/31/15		161
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $10, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $10)
10	0.06%, 1/31/15		10
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $600, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $612)
600	0.07%, 1/31/15		600
			3,305
	Total Short-Term Investments
	(Cost $3,305)		$3,305

	Total Investments
	(Cost $283,978) ▲	99.1%	$276,767
	Other Assets and Liabilities	0.9%	2,621
	Total Net Assets	100.0%	$279,388

2

Hartford Global Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $283,996 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,120
Unrealized Depreciation	(18,349)
Net Unrealized Depreciation	$(7,229)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $145, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may also lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
05/2012	6	Dropbox, Inc.	$57
12/2014	1	Imperial Holdings, Inc. Warrants	–
04/2014	2	Pure Storage, Inc. Preferred	39

At January 31, 2015, the aggregate value of these securities was $145, which represents 0.1% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	03/18/2015	CBK	$13,914	$13,435	$479	$–
GBP	Buy	02/02/2015	BMO	932	933	1	–
GBP	Buy	02/03/2015	BNP	1,172	1,175	3	–
Total						$483	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Global Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
CBK	Citibank NA

Currency Abbreviations:
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	1.4%
Consumer Staples	6.5
Energy	6.4
Financials	26.2
Health Care	13.4
Industrials	8.4
Information Technology	13.4
Materials	9.0
Services	7.8
Utilities	5.4
Total	97.9%
Short-Term Investments	1.2
Other Assets and Liabilities	0.9
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Global Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
China	$8,864	$–	$8,864	$–
France	13,532	–	13,532	–
Germany	15,603	–	15,603	–
Italy	4,232	–	4,232	–
Japan	22,659	–	22,659	–
Netherlands	12,759	–	12,759	–
Norway	5,005	–	5,005	–
Spain	3,214	–	3,214	–
Sweden	5,862	–	5,862	–
Switzerland	19,171	–	19,171	–
Taiwan	3,901	–	3,901	–
Thailand	2,900	–	2,900	–
United Kingdom	36,155	1,207	34,948	–
United States	115,700	115,592	–	108
Total	$269,557	$116,799	$152,650	$108
Preferred Stocks	3,905	–	3,868	37
Warrants	–	–	–	–
Short-Term Investments	3,305	–	3,305	–
Total	$276,767	$116,799	$159,823	$145
Foreign Currency Contracts*	$483	$–	$483	$–
Total	$483	$–	$483	$–

♦	For the three-month period ended January 31, 2015, investments valued at $2,271 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

5

Hartford Global Equity Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Common Stocks	$97	$8	$18	*	$—	$—	$(15)	$—	$—	$108
Preferred Stocks	35	—	2	†	—	—	—	—	—	37
Total	$132	$8	$20		$—	$—	$(15)	$—	$—	$145

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $18.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 60.5%
	Automobiles and Components - 0.1%
22	Toyoda Gosei Co., Ltd.	$489

	Banks - 0.9%
28	Banca Popolare dell-Emilia Romagna Scrl ●	186
22	Dah Sing Financial Group	125
56	HSBC Holdings plc	512
13	KB Financial Group, Inc.	448
96	Mitsubishi UFJ Financial Group, Inc.	508
174	Mizuho Financial Group, Inc.	284
31	Standard Chartered plc	409
15	Sumitomo Mitsui Financial Group, Inc.	493
55	UniCredit S.p.A.	323
		3,288
	Capital Goods - 1.4%
125	Beijing Enterprises Holdings Ltd.	953
1	Caterpillar, Inc.	112
2	CNH Industrial N.V.	14
12	Compagnie De Saint-Gobain	492
63	Cosco Corp. Singapore Ltd.	25
—	Cummins, Inc.	18
2	Deere & Co.	161
9	Hino Motors Ltd.	131
—	Hitachi Construction Machine Co., Ltd.	6
81	Japan Steel Works Ltd.	324
2	John Bean Technologies Corp.	59
93	KBR, Inc.	1,536
1	Komatsu Ltd.	22
27	Kubota Corp.	396
1	Man AG	80
2	PACCAR, Inc.	117
25	Sembcorp Marine Ltd.	56
18	Vinci S.A.	943
16	Yangzigiang Shipbuilding Holdings Ltd.	14
		5,459
	Commercial and Professional Services - 0.2%
8	Ceres Global AG Corp. ●	31
8	En-Japan, Inc.	115
103	Hays plc	241
16	USG People N.V.	181
		568
	Diversified Financials - 0.5%
10	Groupe Bruxelles Lambert S.A.	860
4	Julius Baer Group Ltd.	183
5	Pico Holdings, Inc. ●	75
25	UBS AG ●	415
37	Uranium Participation Corp. ●	156
		1,689
	Energy - 31.5%
34	Anadarko Petroleum Corp.	2,755
26	Antero Resources Corp. ●	904
30	Apache Corp.	1,893
1	Baker Hughes, Inc.	74
1	Baytex Energy Corp.	14
1,316	Beach Energy Ltd.	980
430	BG Group plc	5,738
837	BP plc	5,377
11	BP plc ADR	428
501	Buru Energy Ltd. ●	145
66	Cabot Oil & Gas Corp.	1,762
2	California Resources Corp. ●	10
3	Cameco Corp.	49
19	Cameron International Corp. ●	849
65	Canadian Natural Resources Ltd.	1,884
5	Canadian Natural Resources Ltd. ADR	145
3	Cenovus Energy, Inc.	65
5	Chesapeake Energy Corp.	95
65	Chevron Corp.	6,687
1,574	China Petroleum & Chemical Corp. Class H	1,245
3,652	China Suntien Green Energy	817
9	Cimarex Energy Co.	980
91	Cobalt International Energy, Inc. ●	826
1	Concho Resources, Inc. ●	64
96	ConocoPhillips Holding Co.	6,046
115	Crew Energy, Inc. ●	473
3	Denbury Resources, Inc.	20
2	Devon Energy Corp.	123
1	Diamond Offshore Drilling, Inc.	24
21	Diamondback Energy, Inc. ●	1,461
77	DNO International ASA ●	170
52	Eclipse Resources Corp. ●	320
33	Enbridge Energy Management	1,232
34	Enbridge, Inc.	1,637
32	EnCana Corp.	385
30	Energen Corp.	1,918
66	Energy Resources of Australia Ltd. ●	67
270	Eni S.p.A.	4,549
5	Eni S.p.A. ADR	179
1	Ensco plc	38
36	EOG Resources, Inc.	3,176
10	EQT Corp.	734
170	Exxon Mobil Corp.	14,863
105	Galp Energia SGPS S.A.	1,108
21	Halliburton Co.	857
729	Harum Energy Tbk PT	87
1	Hess Corp.	90
1	HollyFrontier Corp.	38
3	Husky Energy, Inc.	69
41	Imperial Oil Ltd.	1,525
89	Indo Tambangraya Megah PT	117
50	Inpex Corp.	556
10	Interoil Corp. ●	381
14	Japan Petroleum Exploration Co., Ltd.	413
8	Keyera Corp.	494
39	Kinder Morgan, Inc.	1,592
55	Laredo Petroleum, Inc. ●	538
38	Legacy Oil + Gas, Inc. ●	46
14	Lukoil ADR	538
78	Lundin Petroleum Ab ●	1,008
4	Marathon Oil Corp.	118
2	Marathon Petroleum Corp.	140
2	Murphy Oil Corp.	74
1	Murphy USA, Inc. ●	44
3	Nabors Industries Ltd.	38
2	National Oilwell Varco, Inc.	82
1	Noble Corp. plc	23
2	Noble Energy, Inc.	89

1

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 60.5% - (continued)
	Energy - 31.5% - (continued)
9	NovaTek OAO ●§	$644
—	NOW, Inc. ●	9
348	OAO Gazprom Class S ADR	1,397
183	OAO Rosneft Oil Co. GDR §	595
4	Occidental Petroleum Corp.	308
287	Ophilr Energy plc ●	581
2	Pacific Rubiales Energy Corp.	4
17	Painted Pony Petroleum Ltd. ●	91
—	Paragon Offshore plc	1
43	Paramount Resources Ltd. ●	958
3	Pembina Pipeline Corp.	101
278	Petroleo Brasileiro S.A. ADR	1,698
25	Phillips 66	1,743
13	Pioneer Natural Resources Co.	1,915
24	Prairiesky Royalty Ltd.	526
2	QEP Resources, Inc.	36
43	Raging River Exploration, Inc. ●	247
31	Range Resources Corp.	1,456
47	Rice Energy, Inc. ●	795
308	Royal Dutch Shell plc	9,397
15	Royal Dutch Shell plc ADR	949
172	Santos Ltd.	1,048
6	Schlumberger Ltd.	486
3	Seadrill Ltd.	30
57	Seven Generations Energy Ltd. ●	729
—	Seventy Seven Energy, Inc. ●	1
3	Spectra Energy Corp.	95
106	Statoil ASA	1,774
7	Statoilhydro ASA ADR	112
8	Suncor Energy, Inc.	242
12	Synergy Resources Corp. ●	147
1	Talisman Energy, Inc.	10
11	Targa Resources Corp.	928
16	Technip S.A.	937
2	Tenaris S.A. ADR	61
35	Total S.A.	1,772
46	Total S.A. ADR	2,367
27	Transcanada Corp.	1,220
2	Transocean, Inc.	29
176	Tullow Oil plc	967
2	Valero Energy Corp.	124
2	Vermilion Energy, Inc.	87
4	Weatherford International plc ●	43
28	Whiting Petroleum Corp. ●	834
		118,760
	Food and Staples Retailing - 0.0%
2	Andersons (The), Inc.	87

	Food, Beverage and Tobacco - 1.6%
14	Adecoagro S.A. ●	110
2	Anheuser-Busch InBev N.V. ADR	255
37	Archer-Daniels-Midland Co.	1,732
12	BRF Brasil Foods S.A. ADR	295
4	BRF S.A.	103
9	Bunge Ltd. Finance Corp.	789
160	Charoen Pokphand Foods Ltd.	123
61	China Agri-Industries Holdings	25
132	China Foods Ltd. ●	44
2	Coca-Cola Co.	86
30	Cosan Ltd.	209
5	Dean Foods Co.	92
352	Golden Agri Resources Ltd.	109
2	Ingredion, Inc.	177
4	Limoneira Co.	85
5	McLeod Russel India Ltd.	18
1	MHP S.A. §	14
27	Minerva S.A. ●	87
—	Monster Beverage Corp. ●	41
10	PureCircle Ltd. ●	79
1	S&W Seed Co. ●	7
9	SLC Agricola S.A.	47
14	Suedzucker AG	171
12	Tate & Lyle plc	122
44	Treasury Wine Estates Ltd.	166
6	Tyson Foods, Inc. Class A	230
267	Wilmar International Ltd.	634
45	Zambeef Products plc ●	6
		5,856
	Insurance - 0.6%
30	Dai-ichi Life Insurance Co., Ltd.	406
15	Delta Lloyd N.V.	282
13	Hanwha Life Insurance Co., Ltd.	96
28	QBE Insurance Group Ltd.	227
854	Shin Kong Financial Holding Co., Ltd.	238
67	Storebrand ASA ●	203
46	T&D Holdings, Inc.	515
13	Tongyang Life Insurance	135
		2,102
	Materials - 13.5%
8	Acacia Mining plc	34
4	African Rainbow Minerals Ltd.	37
12	Agnico Eagle Mines Ltd.	421
10	Agrium, Inc.	1,043
26	Aichi Steel Corp.	108
13	Alacer Gold Corp.	32
8	Alamos Gold, Inc.	40
32	Alcoa, Inc.	508
5	Alexco Resource ●	2
—	Allegheny Technologies, Inc.	12
5	Allied Nevada Gold Corp. ●	5
83	Alumina Ltd. ●	124
66	Aluminum Corp. of China Ltd. ●	30
16	Anglo American Platinum Ltd. ●	480
91	Anglo American plc	1,519
22	AngloGold Ltd. ADR	267
12	Antofagasta plc	121
399	Aquarius Platinum Ltd. ●	87
30	ArcelorMittal	287
3	ArcelorMittal South Africa Ltd. ●	6
8	Argonaut Gold, Inc. ●	15
1	Asahi Holdings, Inc.	18
7	Asanko Gold, Inc. ●	10
1	Assore Ltd.	17
13	AuRico Gold, Inc.	53
16	Avocet Mining plc ●	2
45	B2Gold Corp. ●	89
17	Banro Corp. ●	2
105	Barrick Gold Corp.	1,347
42	Beadell Resources Ltd. ●	10
13	Belo Sun Mining Corp. ●	2

2

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 60.5% - (continued)
	Materials - 13.5% - (continued)
102	BHP Billiton Ltd.	$2,344
65	BHP Billiton plc	1,409
8	Boliden Ab	132
7	Bradespar S.A.	32
27	Buzzi Unicem S.p.A.	336
2	Capital S.A.	6
63	Centamin plc	64
50	Centerra Gold, Inc.	302
4	CF Industries Holdings, Inc.	1,103
8	China Gold International Resources Corp. ●	14
191	China Precious Metal Resources Holdings Co., Ltd. ●	17
374	China Steel Corp.	317
4	CNK International Co., Ltd. ⌂●†	5
5	Coeur Mining, Inc. ●	34
—	Colossus Minerals, Inc. ●†	—
24	Companhia Sider·rgica Nacional	37
11	Compania De Minas Buenaventur ADR	127
4	Continental Gold Ltd. ●	7
14	CRH plc	344
9	Daido Steel Co., Ltd.	36
7	Detour Gold Corp. ●	72
5	Dominion Diamond Corp. ●	85
37	DRDGOLD Ltd.	9
6	Dundee Precious Metals, Inc. ●	18
4	EcoSynthetix, Inc. ●	4
130	Eldorado Gold Corp.	622
7	Endeavor Silver Corp. ●	19
29	Endeavour Mining Corp. ●	14
49	Eregli Demir ve Celik Fabrikalari T.A.S.	88
5	Feng Hsin Iron & Steel Co.	7
7	First Majestic Silver Corp. ●	44
20	First Quantum Minerals Ltd.	179
47	Fortescue Metals Group Ltd.	85
7	Fortuna Silver Mines, Inc. ●	35
32	Fosun International	45
9	Franco-Nevada Corp.	527
34	Freeport-McMoRan, Inc.	568
11	Fresnillo plc	152
9	Fujimi, Inc.	141
16	Gabriel Resources Ltd. ●	9
8	Gem Diamonds Ltd. ●	17
29	Gerdau S.A.	99
319	Glencore plc	1,191
45	Gold Fields Ltd.	261
2	Gold Resource Corp.	7
49	Goldcorp, Inc.	1,192
16	Golden Star Resources Ltd. ●	5
6,411	G-Resources Group Ltd. ●	184
128	Grupo Mexico S.A.B. de C.V.	339
24	Gryphon Minerals Ltd. ●	1
7	Guyana Goldfields, Inc. ●	15
25	Harmony Gold Mining Co., Ltd. ●	75
20	Hecla Mining Co.	65
13	Highland Gold Mining Ltd.	8
32	Hindalco Industries Ltd.	72
23	Hitachi Chemical Co., Ltd.	467
6	Hitachi Metals Ltd.	98
11	Hochschild Mining plc ●	15
4	Holcim Ltd.	280
5	Holmen AB Class B	187
—	Hyundai Hysco	21
2	Hyundai Steel Co.	135
23	IAMGOLD Corp. ●	61
15	Iluka Resources Ltd.	80
93	Impala Platinum Holdings Ltd. ●	604
5	Industrias CH S.A. ●	22
9	Industrias Penoles S.A.B. de C.V.	171
3	International Paper Co.	153
22	Israel Chemicals Ltd.	156
—	Israel Corp., Ltd.	70
64	Ivanhoe Mines Ltd. ●	38
1	Jastrzebska Spolka Weglowa S.A. ●	8
16	JFE Holdings, Inc.	354
45	Jiangxi Copper Co., Ltd.	74
12	Jindal Steel & Power Ltd.	30
27	JSR Corp.	472
2	JSW Steel Ltd.	31
9	K&S AG	289
2	Kenon Holdings Ltd. ●	26
5	KGHM Polska Miedz S.A.	130
11	Kingsgate Consolidated Ltd. ⌂●†	6
19	Kingsrose Mining Ltd. ●	4
251	Kinross Gold Corp. ●	849
84	Kobe Steel Ltd.	147
—	Korea Zinc Co., Ltd.	107
3	Koza Altin Isletmeleri A.S.	25
3	Kumba Iron Ore Ltd.	52
4	Lafarge S.A.	282
752	Lepanto Consolidated Mining Co. ●	5
36	LionGold Corp. Ltd. ●	—
133	Lonmin plc ●	325
18	LyondellBasell Industries Class A	1,405
3	MAG Silver Corp. ●	20
12	Maruichi Steel Tube Ltd.	294
10	McEwen Mining, Inc. ●	13
5	MeadWestvaco Corp.	274
10	Medusa Mining Ltd. ●	7
9	Metalurgica Gerdau S.A.	34
7	Midas Gold Corp. ●	3
21	Minera Frisco S.A.B. de C.V. ●	27
35	Mitsubishi Materials Corp.	111
163	Mitsui Chemicals, Inc.	477
9	MMC Norilsk Nickel OJSC ADR	149
18,582	Mongolian Mining Corp. ●	719
22	Monsanto Co.	2,585
18	Mosaic Co.	865
8	Neturen Co., Ltd.	61
11	Nevsun Resources Ltd.	39
29	New Gold, Inc. ●	129
47	Newcrest Mining Ltd. ●	507
47	Newmont Mining Corp.	1,190
9	NGEx Resources, Inc. ●	7
239	Nippon Steel & Sumitomo Metal Corp.	558
6	Nitto Denko Corp.	370
31	Norsk Hydro ASA	182
13	North American Palladium Ltd. ●	2
19	Northern Platinum Ltd. ●	61
20	Northern Star Resources Ltd.	28
13	NovaGold Resources, Inc. ●	50

3

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 60.5% - (continued)
	Materials - 13.5% - (continued)
2	Novolipetsk Steel §	$24
10	Nucor Corp.	448
18	OceanaGold Corp. ●	40
17	Oji Holdings Corp.	66
3	Osisko Gold Royalties Ltd.	36
3	OZ Minerals Ltd.	8
78	Pan African Resources plc	15
10	Pan American Silver Corp.	116
9	Paramount Gold & Silver Corp. ●	11
28	Perseus Mining Ltd. ●	8
22	Petra Diamonds Ltd. ●	51
11	Petropavlovsk plc ●	2
2	Posco Ltd.	504
42	Potash Corp. of Saskatchewan, Inc.	1,511
8	Premier Gold Mines Ltd. ●	13
4	Pretium Resources, Inc. ●	29
5	Primero Mining Corp. ●	19
5	Randgold Resources Ltd.	464
19	Regis Resources Ltd. ●	28
334	Resolute Mining Ltd. ●	100
14	Rio Tinto Ltd.	627
40	Rio Tinto plc	1,746
6	Royal Bafokeng Platinum Ltd. ●	30
4	Royal Gold, Inc.	270
16	Rubicon Minerals Corp. ●	18
12	Salzgitter AG	325
24	San Gold Corp. ⌂●†	1
3	Sandstorm Gold Ltd. ●	13
2	Seabridge Gold, Inc. ●	19
16	Semafo, Inc. ●	58
32	Sesa Sterlite Ltd.	102
5	Severstal GDR §	42
86	Shougang Fushan Resources Group Ltd.	18
44	Sibanye Gold Ltd.	120
20	Silver Lake Resources Ltd. ●	4
5	Silver Standard Resources, Inc. ●	31
22	Silver Wheaton Corp.	503
10	Silvercorp Metals, Inc.	14
2	Sims Metal Management Ltd.	16
4	Sociedad Quimica y Minera de Chile S.A. ADR	91
5	Southern Copper Corp.	132
2	SSAB AB ●	9
29	St. Barbara Ltd. ●	5
6	Stillwater Mining Co. ●	87
74	Sumitomo Bakelite Co., Ltd.	306
17	Sumitomo Metal Mining Co., Ltd.	239
6	Syngenta AG	2,015
5	Tahoe Resources, Inc.	73
5	Tanzanian Royalty Exploration Corp. ●	3
10	Tata Steel Ltd.	66
18	Teck Cominco Ltd. Class B	235
12	ThyssenKrupp AG	311
7	Timmins Gold Corp. ●	7
47	Tokyo Steel Manufacturing Co., Ltd.	353
36	Torex Gold Resources, Inc. ●	41
15	Turquoise Hill Resources Ltd. ●	43
29	Umicore S.A.	1,211
1	United States Steel Corp.	13
12	Usinas Siderurgicas De Minas Gerais S.A. ●	15
142	Vale S.A.	905
3	Vedanta Resources plc	19
—	Veritiv Corp. ●	3
4	Voestalpine AG	127
53	Yamana Gold, Inc.	220
11	Yamato Kogyo Co.	292
13	Yara International ASA	701
34	Yodogawa Steel Works Ltd.	122
51	Zhaojin Mining Industry Co., Ltd.	31
358	Zijin Mining Group Co., Ltd.	109
		50,823
	Media - 0.3%
23	Comcast Corp. Class A	1,228

	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
2	Evogene Ltd. ●	18
7	Genus plc	124
1	Ouro Fino Saude Animal Participacoes S.A.	7
		149
	Real Estate - 0.4%
30	Equity Lifestyle Properties, Inc. REIT	1,632

	Retailing - 0.2%
11	Adastria Holdings Co., Ltd.	298
—	CST Brands, Inc.	20
3	Shimamura Co., Ltd.	240
14	XEBIO Co., Ltd.	215
		773
	Semiconductors and Semiconductor Equipment - 0.5%
20	First Solar, Inc. ●	838
64	SCREEN Holdings Co., Ltd.	380
55	Shinko Electric Industries Co., Ltd.	387
15	Tokyo Seimitsu Co., Ltd.	313
		1,918
	Software and Services - 0.2%
93	Fujitsu Ltd.	491
6	Itochu Techno-Solutions Corp.	225
		716
	Telecommunication Services - 0.8%
16	Korea Telecom Corp.	438
83	NTT DoCoMo, Inc.	1,400
55	Telenor ASA	1,179
		3,017
	Transportation - 0.8%
21	Canadian National Railway Co.	1,405
1	Flughafen Zuerich AG	857
7	Hamburger Hafen und Logistik	148
113	PostNL ●	408
112	Qantas Airways Ltd. ●	226
		3,044
	Utilities - 7.0%
197	Cheung Kong Infrastructure Holdings Ltd.	1,617
1,229	China Longyuan Power Group Corp.	1,319
42	Cia de Saneamento Basico do Estado de Sao Paulo	208
48	Endesa S.A.	966
512	Enel Green Power S.p.A.	1,013
212	ENN Energy Holdings Ltd.	1,250
22	GDF Suez	487
1,260	Guangdong Investment Ltd.	1,691

4

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Common Stocks - 60.5% - (continued)
		Utilities - 7.0% - (continued)
	265	Hong Kong & China Gas Co., Ltd.	$606
	25	Korea Electric Power Corp.	962
	125	National Grid plc	1,755
	16	NextEra Energy, Inc.	1,769
	95	NTPC Ltd.	219
	183	Osaka Gas Co., Ltd.	721
	25	PG&E Corp.	1,456
	118	Power Assets Holdings Ltd.	1,234
	13	Red Electrica Corporacion S.A.	1,083
	39	Severn Trent plc	1,271
	210	Snam S.p.A.	1,025
	47	SSE plc	1,140
	81	Suez Environment S.A.	1,492
	53	UGI Corp.	1,943
	23	Wisconsin Energy Corp.	1,259
			26,486
		Total Common Stocks
		( Cost $265,649)	$228,084

Preferred Stocks - 0.1%
		Utilities - 0.1%
	27	Cia Paranaense de Energie	$315

		Total Preferred Stocks
		(Cost $398)	$315

Warrants - 0.0%
		Materials - 0.0%
	10	Shandong Denghai ⌂	$56

		Total Warrants
		(Cost $31)	$56

Exchange Traded Funds - 3.0%
		Other Investment Pools and Funds - 3.0%
	101	Energy Select Sector SPDR	$7,642
	1	Platinum Trust ETF ●	96
	139	SPDR Metals & Mining	3,774

		Total Exchange Traded Funds
		(Cost $11,571)	$11,512

Foreign Government Obligations - 3.2%
		Brazil - 0.8%
		Brazil (Federative Republic of)
BRL	3,721	6.00%, 08/15/2016 ◄	$1,398
BRL	4,453	6.00%, 08/15/2030 ◄	1,671
			3,069
		Israel - 0.6%
		Israel (State of)
ILS	2,840	1.00%, 05/30/2017 ◄	742
ILS	2,696	2.75%, 09/30/2022 ◄	829
ILS	2,383	2.75%, 08/30/2041 ◄	816
			2,387
		Mexico - 0.7%
		Mexico (United Mexican States)
MXN	11,417	2.00%, 06/09/2022 ◄	752
MXN	17,708	4.00%, 11/15/2040 ◄	1,385
MXN	8,990	5.00%, 06/16/2016 ◄	633
			2,770
		South Africa - 0.4%
		South Africa (Republic of)
ZAR	5,726	2.75%, 01/31/2022 ◄	522
ZAR	7,517	3.45%, 12/07/2033 ◄	820
			1,342
		South Korea - 0.1%
		Korea (Republic of)
KRW	350,779	1.13%, 06/10/2023 ◄	312

		Thailand - 0.1%
		Thailand (Kingdom of)
THB	13,604	1.20%, 07/14/2021 ◄§	391

		Turkey - 0.5%
		Turkey (Republic of)
TRY	4,094	2.80%, 11/08/2023 ◄	1,795

		Total Foreign Government Obligations
		(Cost $13,013)	$12,066

U.S. Government Securities - 20.6%
U.S. Treasury Securities - 20.6%
		U.S. Treasury Bonds - 0.1%
	$325	2.38%, 01/15/2025 ◄	$501

		U.S. Treasury Notes - 20.5%
	3,000	0.13%, 04/15/2016 ◄	3,222
	5,150	0.13%, 04/15/2017 □◄	5,424
	7,510	0.13%, 04/15/2018 ◄	7,799
	2,875	0.13%, 04/15/2019 ◄	2,947
	5,324	0.13%, 01/15/2022 ◄	5,634
	5,870	0.13%, 07/15/2022 ◄	6,130
	5,725	0.13%, 01/15/2023 ◄	5,929
	3,825	0.13%, 07/15/2024 ◄	3,855
	2,975	0.25%, 01/15/2025 ◄	3,029
	3,075	0.38%, 07/15/2023 ◄	3,233
	4,944	0.63%, 07/15/2021 ◄	5,450
	4,825	0.63%, 01/15/2024 ◄╦Ø	5,145
	1,984	1.13%, 01/15/2021 ◄	2,304
	1,404	1.25%, 07/15/2020 ◄	1,650
	4,548	1.38%, 01/15/2020 ◄	5,375
	3,475	1.88%, 07/15/2019 ◄	4,241
	730	2.13%, 01/15/2019 ◄	884
	3,075	2.38%, 01/15/2017 ◄	3,810
	475	2.50%, 07/15/2016 ◄	582
	500	2.63%, 07/15/2017 ◄	618
			77,261
			77,762
		Total U.S. Government Securities
		(Cost $76,804)	$77,762

		Total Long-Term Investments
		(Cost $367,466)	$329,795

5

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 13.7%
Repurchase Agreements - 13.7%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $50, collateralized by U.S. Treasury Note 0.88%, 2017, value of $51)
$50	0.04%, 1/31/15		$50
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,174, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $2,217)
2,174	0.06%, 1/31/15		2,174
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$15,769, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $16,085)
15,769	0.05%, 1/31/15		15,769
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$3,672, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
	0.75% - 2.50%, 2017 - 2024, value of $3,745)
3,672	0.06%, 1/31/15		3,672
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $10,504, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $10,714)
10,504	0.04%, 1/31/15		10,504
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $6,829, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $6,966)
6,829	0.05%, 1/31/15		6,829
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $599, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $610)
599	0.05%, 1/31/15		599
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,511, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$2,562)
2,511	0.06%, 1/31/15		2,511
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $154, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $157)
154	0.06%, 1/31/15		154
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $9,373, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $9,561)
9,373	0.07%, 1/31/15		9,373
			51,635
	Total Short-Term Investments
	(Cost $51,635)		$51,635

	Total Investments
	(Cost $419,101) ▲	101.1%	$381,430
	Other Assets and Liabilities	(1.1)%	(4,223)
	Total Net Assets	100.0%	$377,207

6

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real Asset Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2015, the Fund invested 18.5% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $432,089 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,088
Unrealized Depreciation	(58,747)
Net Unrealized Depreciation	$(50,659)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $12, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $1,710, which represents 0.5% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2013 - 05/2013	4	CNK International Co., Ltd.	$20
09/2012 - 03/2014	11	Kingsgate Consolidated Ltd.	36
09/2012 - 05/2013	24	San Gold Corp.	16
09/2012	10	Shandong Denghai Warrants	31

At January 31, 2015, the aggregate value of these securities was $68, which rounds to zero percent of total net assets.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Ø	This security, or a portion of this security, has been pledged as collateral in connection with exchange traded option and/or swaption contracts.

□	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

7

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
Futures contracts	$5,667	$–
Total	$5,667	$–

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Brent Oil Future	23	02/12/2015	$1,414	$1,219	$–	$(195)	$89	$–
Brent Oil Future	30	05/14/2015	1,993	1,682	–	(311)	109	–
Brent Oil Future	23	11/13/2015	1,503	1,408	–	(95)	77	–
Brent Oil Future	6	10/31/2016	421	403	–	(18)	16	–
Corn Future	39	12/14/2015	808	782	–	(26)	–	(4)
Cotton No. 2 Future	22	03/09/2015	677	653	–	(24)	–	(2)
Electrolytic Copper Future	5	03/16/2015	820	690	–	(130)	224	(361)
Gas Oil Futures	27	02/12/2015	1,318	1,291	–	(27)	13	–
Gold 100oz Future	26	04/28/2015	3,129	3,326	197	–	60	–
Hard Red Winter Wheat Future	13	07/14/2015	360	355	–	(5)	–	(5)
Henry Hub Natural Gas Future	10	12/28/2016	110	92	–	(18)	–	(1)
Henry Hub Natural Gas Future	10	01/27/2017	110	92	–	(18)	–	(1)
Henry Hub Natural Gas Future	10	02/24/2017	110	91	–	(19)	–	–
Henry Hub Natural Gas Future	11	03/29/2017	121	95	–	(26)	–	–
Henry Hub Natural Gas Future	11	04/26/2017	121	95	–	(26)	–	–
Henry Hub Natural Gas Future	11	05/26/2017	121	96	–	(25)	–	–
Henry Hub Natural Gas Future	11	06/28/2017	121	97	–	(24)	–	–
Henry Hub Natural Gas Future	11	07/27/2017	120	97	–	(23)	–	–
Henry Hub Natural Gas Future	11	08/29/2017	121	97	–	(24)	–	–
Henry Hub Natural Gas Future	11	09/27/2017	121	98	–	(23)	–	–
Henry Hub Natural Gas Future	11	10/27/2017	120	99	–	(21)	–	–
Henry Hub Natural Gas Future	10	11/28/2017	109	94	–	(15)	–	–
Henry Hub Natural Gas Future	4	12/27/2017	45	39	–	(6)	–	–
Henry Hub Natural Gas Future	4	01/29/2018	46	39	–	(7)	–	–
Henry Hub Natural Gas Future	4	02/26/2018	45	38	–	(7)	–	–
Henry Hub Natural Gas Future	5	03/27/2018	56	44	–	(12)	–	–
Henry Hub Natural Gas Future	5	04/26/2018	56	44	–	(12)	–	–
Henry Hub Natural Gas Future	4	05/29/2018	46	36	–	(10)	–	–
Henry Hub Natural Gas Future	4	06/27/2018	45	36	–	(9)	–	–
Henry Hub Natural Gas Future	4	07/27/2018	45	36	–	(9)	–	–
Henry Hub Natural Gas Future	4	08/29/2018	45	36	–	(9)	–	–
Henry Hub Natural Gas Future	4	09/26/2018	45	36	–	(9)	–	–
Henry Hub Natural Gas Future	4	10/29/2018	45	37	–	(8)	–	–
Henry Hub Natural Gas Future	4	11/28/2018	46	39	–	(7)	–	–
Lead Future	15	02/16/2015	749	694	–	(55)	129	(197)
Live Cattle Future	3	06/30/2015	189	174	–	(15)	1	–
Natural Gas Future	100	02/25/2015	3,038	2,691	–	(347)	–	(28)
Natural Gas Future	82	12/29/2015	3,081	2,695	–	(386)	–	(30)
Palladuim Future	39	03/27/2015	3,028	3,012	–	(16)	3	–
Platinum Future	62	04/28/2015	3,747	3,838	91	–	65	–
Primary Aluminum Future	27	12/14/2015	1,358	1,275	–	(83)	418	(520)
Primary Nickel Future	29	03/16/2015	2,850	2,634	–	(216)	598	(862)
Silver Future	13	03/27/2015	1,079	1,119	40	–	28	–

8

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015 - (continued)

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts: - (continued)
Soybean Future	27	03/13/2015	$1,412	$1,297	$–	$(115)	$–	$(10)
Soybean Oil Future	25	05/26/2015	483	454	–	(29)	7	–
Sugar No. 11 Future	64	02/27/2015	1,162	1,060	–	(102)	–	(4)
Wheat Future	16	05/14/2015	411	405	–	(6)	–	(5)
WTI Crude Future	44	05/19/2015	2,649	2,254	–	(395)	159	–
WTI Crude Future	5	11/20/2015	460	284	–	(176)	16	–
WTI Crude Future	6	11/21/2016	357	376	19	–	17	–
Zinc Future	35	02/16/2015	1,877	1,854	–	(23)	191	(214)
Total					$347	$(3,162)	$2,220	$(2,244)
Short position contracts:
Brent Oil Future	12	10/31/2017	$817	$848	$–	$(31)	$–	$(27)
Cocoa Future	15	03/16/2015	431	404	27	–	–	(1)
Copper Future	16	03/27/2015	1,107	998	109	–	–	(17)
Crude Oil Future Option	4	10/26/2017	49	36	13	–	5	–
Feeder Cattle Future	3	03/26/2015	326	308	18	–	–	(3)
Live Cattle Future	6	03/16/2015	386	372	14	–	–	(3)
Natural Gas Future	30	05/27/2015	862	827	35	–	10	–
Natural Gas Future	23	09/28/2015	717	654	63	–	8	–
Prime Aluminum Future	12	03/16/2015	545	557	–	(12)	33	(45)
Soybean Future	11	05/14/2015	578	532	46	–	4	–
Wheat Future	16	03/13/2015	432	402	30	–	4	–
Total					$355	$(43)	$64	$(96)
Total futures contracts					$702	$(3,205)	$2,284	$(2,340)

* The number of contracts does not omit 000's.

Exchange Traded Option Contracts Outstanding at January 31, 2015

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received by Fund	Unrealized Appreciation (Depreciation)
Written option contracts:
Puts
Gold Option	CO	1,100.00 USD	05/26/15	USD	4	$3	$13	$10

* The number of contracts does not omit 000's.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015

	Payments made	Payments received	Notional	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount	Date	Paid	Received	Value ╪	Asset	Liability
BOA	CLICP Camara	2.09% Fixed	CLP 184,550	09/28/17	$–	$–	$38	$38	$–

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
Platinum Spot	GSC	USD	389	Platinum Spot	10/30/15	$–	$–	$(9)	$–	$(9)
S&P GSCI Industrial Metals	GSC	USD	378	(0.10)% Fixed	05/20/15	–	–	(21)	–	(21)
Total						$–	$–	$(30)	$–	$(30)

9

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	02/03/2015	JPM	$27	$27	$–	$–
BRL	Buy	02/03/2015	BCLY	4,162	4,203	41	–
BRL	Buy	02/03/2015	UBS	3,828	3,686	–	(142)
BRL	Sell	02/03/2015	UBS	7,899	7,888	11	–
BRL	Sell	03/03/2015	UBS	3,800	3,659	141	–
CAD	Buy	02/02/2015	CBK	156	154	–	(2)
CAD	Buy	02/04/2015	MSC	64	63	–	(1)
CAD	Buy	02/04/2015	RBC	104	104	–	–
CAD	Sell	02/03/2015	MSC	197	196	1	–
CLP	Buy	03/18/2015	SCB	409	398	–	(11)
CLP	Sell	03/18/2015	BOA	110	108	2	–
EUR	Sell	02/27/2015	BOA	5,310	5,178	132	–
EUR	Sell	02/27/2015	UBS	5,145	5,122	23	–
JPY	Buy	02/03/2015	DEUT	14	14	–	–
JPY	Sell	02/27/2015	CSFB	1,744	1,752	–	(8)
JPY	Sell	02/02/2015	NAB	6	6	–	–
JPY	Sell	02/27/2015	NAB	8,928	9,013	–	(85)
JPY	Sell	02/04/2015	WEST	41	41	–	–
NOK	Sell	02/02/2015	GSC	94	95	–	(1)
ZAR	Sell	02/02/2015	TDS	50	49	1	–
Total						$352	$(250)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Consolidated Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	EURO
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
THB	Thai Baht
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity Index
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLICP	Sinacofi Chile Interbank Offered Rate
CO	Commodity
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

10

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Diversification by Country

as of January 31, 2015

Percentage of
Country	Net Assets
Australia	1.8%
Austria	0.0
Belgium	0.6
Brazil	1.9
Canada	6.2
Chile	0.0
China	1.8
Colombia	0.0
Egypt	0.0
France	2.3
Germany	0.4
Hong Kong	1.5
India	0.1
Indonesia	0.1
Ireland	0.1
Israel	0.7
Italy	2.0
Japan	3.8
Jersey	0.4
Luxembourg	0.1
Mauritius	0.0
Mexico	0.9
Netherlands	2.7
Norway	1.2
Peru	0.1
Philippines	0.0
Poland	0.0
Portugal	0.3
Russia	0.9
Singapore	0.2
South Africa	0.9
South Korea	0.8
Spain	0.5
Sweden	0.4
Switzerland	1.0
Taiwan	0.2
Thailand	0.1
Turkey	0.5
United Kingdom	6.7
Zambia	0.0
United States	46.2
Short-Term Investments	13.7
Other Assets and Liabilities	(1.1)
Total	100.0%

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aa/ AA	20.7%
A	0.7
Baa/ BBB	1.3
Not Rated	1.1
Non-Debt Securities and Other Short-Term Instruments	77.3
Other Assets and Liabilities	(1.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

11

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$489	$–	$489	$–
Banks	3,288	–	3,288	–
Capital Goods	5,459	2,003	3,456	–
Commercial and Professional Services	568	31	537	–
Diversified Financials	1,689	646	1,043	–
Energy	118,760	79,974	38,786	–
Food and Staples Retailing	87	87	–	–
Food, Beverage and Tobacco	5,856	4,444	1,412	–
Insurance	2,102	–	2,102	–
Materials	50,823	23,426	27,385	12
Media	1,228	1,228	–	–
Pharmaceuticals, Biotechnology and Life Sciences	149	149	–	–
Real Estate	1,632	1,632	–	–
Retailing	773	20	753	–
Semiconductors and Semiconductor Equipment	1,918	838	1,080	–
Software and Services	716	–	716	–
Telecommunication Services	3,017	–	3,017	–
Transportation	3,044	1,405	1,639	–
Utilities	26,486	6,635	19,851	–
Total	228,084	122,518	105,554	12
Exchange Traded Funds	11,512	11,512	–	–
Foreign Government Obligations	12,066	–	12,066	–
Preferred Stocks	315	315	–	–
U.S. Government Securities	77,762	5,976	71,786	–
Warrants	56	56	–	–
Short-Term Investments	51,635	–	51,635	–
Total	$381,430	$140,377	$241,041	$12
Foreign Currency Contracts*	$352	$–	$352	$–
Futures*	702	702	–	–
Swaps - Interest Rate*	38	–	38	–
Total	$1,092	$702	$390	$–
Liabilities:
Written Options	3	3	–	–
Total	$3	$3	$–	$–
Foreign Currency Contracts*	$250	$–	$250	$–
Futures*	3,205	3,205	–	–
Swaps - Total Return*	30	–	30	–
Total	$3,485	$3,205	$280	$–

♦	For the three-month period ended January 31, 2015, investments valued at $1,598 were transferred from Level 1 to Level 2, and investments valued at $182 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

12

The Hartford Global Real Asset Fund
Consolidated Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$7	$(104)	$101	†	$—	$—	$—	$8	$—	$12
Total	$7	$(104)	$101		$—	$—	$—	$8	$—	$12

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(2).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

13

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 100.0%
Alternative Strategy Funds - 5.0%
4,653	Hartford Real Total Return Fund		$44,859

	Total Alternative Strategy Funds
	(Cost $48,001)		$44,859

Domestic Equity Funds - 21.0%
2,176	The Hartford MidCap Fund		$61,940
3,964	The Hartford MidCap Value Fund		62,151
2,581	The Hartford Small Company Fund		61,721
			185,812
	Total Domestic Equity Funds
	(Cost $188,958)		$185,812

International/Global Equity Funds - 51.9%
11,293	Hartford Global Capital Appreciation Fund		$195,146
15,932	Hartford Global Equity Income Fund		176,685
11,273	The Hartford Emerging Markets Research Fund		87,701
			459,532
	Total International/Global Equity Funds
	(Cost $514,712)		$459,532

Mixed-Asset Funds - 12.0%
11,057	Hartford Multi-Asset Income Fund		$106,259

	Total Mixed-Asset Funds
	(Cost $112,215)		$106,259

Taxable Fixed Income Funds - 10.1%
8,472	The Hartford World Bond Fund		$89,127

	Total Taxable Fixed Income Funds
	(Cost $91,196)		$89,127

	Total Investments in Affiliated Investment Companies
	(Cost $955,082)		$885,589

	Total Long-Term Investments
	(Cost $955,082)		$885,589

	Total Investments
	(Cost $955,082) ▲	100.0%	$885,589
	Other Assets and Liabilities	—%	(231)
	Total Net Assets	100.0%	$885,358

1

The Hartford Growth Allocation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $956,813 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,560
Unrealized Depreciation	(73,784)
Net Unrealized Depreciation	$(71,224)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Composition by Investments
as of January 31, 2015
Fund Name	Percentage of Net Assets
Hartford Global Capital Appreciation Fund	22.0%
Hartford Global Equity Income Fund	20.0
Hartford Multi-Asset Income Fund	12.0
Hartford Real Total Return Fund	5.0
The Hartford Emerging Markets Research Fund	9.9
The Hartford MidCap Fund	7.0
The Hartford MidCap Value Fund	7.0
The Hartford Small Company Fund	7.0
The Hartford World Bond Fund	10.1
Other Assets and Liabilities	0.0
Total	100.0%

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$885,589	$885,589	$–	$–
Total	$885,589	$885,589	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

2

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 94.9%
	Biotechnology - 27.1%
558	Achillion Pharmaceuticals, Inc. ●	$8,282
99	Acorda Therapeutics, Inc. ●	4,120
430	Alkermes plc ●	31,049
145	Alnylam Pharmaceuticals, Inc. ●	13,594
226	Anacor Pharmaceuticals, Inc. ●	8,501
1,877	Arena Pharmaceuticals, Inc. ●	8,088
6	Bellicum Pharmaceuticals, Inc. ●	146
657	BioCryst Pharmaceuticals, Inc. ●	6,687
24	Biogen Idec, Inc. ●	9,516
203	Cepheid, Inc. ●	11,494
321	Dicerna Pharmaceuticals, Inc. ●	6,851
213	Five Prime Therapeutics, Inc. ●	5,591
85	Foundation Medicine, Inc. ●	4,059
577	Gilead Sciences, Inc. ●	60,443
372	Glycomimetics, Inc. ●	2,735
203	Incyte Corp. ●	16,208
134	Innate Pharma S.A. ●	1,387
330	Ironwood Pharmaceuticals, Inc. ●	5,140
9	Juno Therapeutics, Inc. ●	389
9	Kite Pharma, Inc. ●	636
338	NPS Pharmaceuticals, Inc. ●	15,493
174	Otonomy, Inc. ●	5,081
172	Portola Pharmaceuticals, Inc. ●	4,887
77	PTC Therapeutics, Inc. ●	4,218
79	Regeneron Pharmaceuticals, Inc. ●	32,734
377	Regulus Therapeutics, Inc. ●	7,222
688	Rigel Pharmaceuticals, Inc. ●	1,425
64	Seattle Genetics, Inc. ●	2,007
24	Synageva BioPharma Corp. ●	2,799
277	Tesaro, Inc. ●	11,160
285	Tetraphase Pharmaceuticals, Inc. ●	10,354
355	Trevana, Inc. ●	1,937
126	Vertex Pharmaceuticals, Inc. ●	13,854
		318,087
	Drug Retail - 3.0%
221	CVS Health Corp.	21,715
39	Diplomat Pharmacy, Inc. ●	947
176	Walgreens Boots Alliance Inc.	12,963
		35,625
	Health Care Distributors - 5.1%
251	Cardinal Health, Inc.	20,871
181	McKesson Corp.	38,466
		59,337
	Health Care Equipment - 16.8%
391	Abbott Laboratories	17,514
261	AtriCure, Inc. ●	5,179
74	Becton, Dickinson & Co.	10,225
1,465	Boston Scientific Corp. ●	21,695
249	Globus Medical, Inc. ●	5,867
80	Heartware International, Inc. ●	6,648
590	K2M Group Holdings, Inc. ●	11,160
798	Medtronic plc	56,989
150	Ocular Therapeutix, Inc. ●	4,567
286	St. Jude Medical, Inc.	18,816
174	Stryker Corp.	15,845
157	T2 Biosystems, Inc. ●	3,387
184	Tornier N.V. ●	4,459
341	TriVascular Techonologies, Inc. ●	3,338
99	Zimmer Holdings, Inc.	11,084
		196,773
	Health Care Facilities - 4.6%
90	Acadia Healthcare Co., Inc. ●	5,179
379	HCA Holdings, Inc. ●	26,822
544	NMC Health plc	4,155
2,487	Phoenix Healthcare Group Co., Ltd.	4,225
777	Spire Healthcare Group plc ●	3,758
96	Universal Health Services, Inc. Class B	9,854
		53,993
	Health Care Services - 1.4%
254	Al Noor Hospitals Group	3,477
365	Envision Healthcare Holdings ●	12,548
		16,025
	Health Care Supplies - 0.6%
105	Dentsply International, Inc.	5,238
178	Endologix, Inc. ●	2,483
		7,721
	Health Care Technology - 1.6%
314	Allscripts Healthcare Solutions, Inc. ●	3,743
66	athenahealth, Inc. ●	9,246
242	IMS Health Holdings, Inc. ●	5,962
		18,951
	Internet Software and Services - 0.3%
229	Everyday Health, Inc. ●	3,174

	Life Sciences Tools and Services - 2.4%
149	Agilent Technologies, Inc.	5,625
36	MorphoSys AG ●	3,093
210	Pra Health Sciences, Inc. ●	5,475
113	Thermo Fisher Scientific, Inc.	14,167
		28,360
	Managed Health Care - 6.1%
342	Aetna, Inc.	31,358
214	CIGNA Corp.	22,854
204	Qualicorp S.A. ●	2,023
140	UnitedHealth Group, Inc.	14,865
		71,100
	Pharmaceuticals - 25.5%
201	Actavis plc ●	53,592
397	Aerie Pharmaceuticals, Inc. ●	11,104
107	Almirall S.A. ●	1,873
261	AstraZeneca plc ADR	18,559
1,115	Bristol-Myers Squibb Co.	67,207
293	Daiichi Sankyo Co., Ltd.	4,254
147	Eisai Co., Ltd.	7,304
276	Eli Lilly & Co.	19,886
106	Hospira, Inc. ●	6,699
67	Johnson & Johnson	6,704
286	Medicines Co. ●	8,199
255	MediWound Ltd. ●	2,238
299	Merck & Co., Inc.	18,045
148	Mylan, Inc. ●	7,882
42	Ono Pharmaceutical Co., Ltd.	4,410
116	Sanofi-Aventis S.A.	10,677
556	Shionogi & Co., Ltd.	16,684
262	Teva Pharmaceutical Industries Ltd. ADR	14,879
126	UCB S.A.	9,831
412	Xenoport, Inc. ●	3,430
118	Zoetis, Inc.	5,031
		298,488

1

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 94.9% - (continued)
	Research and Consulting Services - 0.4%
82	Quintiles Transnational Holdings ●		$4,965

	Total Common Stocks
	(Cost $752,931)		$1,112,599

	Total Long-Term Investments
	(Cost $752,931)		$1,112,599

Short-Term Investments - 6.2%
	Other Direct Federal Obligations - 1.5%
	FHLB
$17,523	0.13%, 2/20/2015 ○		$17,522

	Repurchase Agreements - 4.7%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $53, collateralized by U.S. Treasury Note 0.88%, 2017, value of $55)
$53	0.04%, 1/31/15		$53
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,317, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $2,363)
2,317	0.06%, 1/31/15		2,317
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$16,808, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $17,144)
16,807	0.05%, 1/31/15		16,807
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$3,913, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S. Treasury
Bill 0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $3,992)
3,913	0.06%, 1/31/15		3,913
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $11,196, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $11,420)
11,196	0.04%, 1/31/15		11,196
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $7,279, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $7,424)
7,279	0.05%, 1/31/15		7,279
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $638, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $651)
638	0.05%, 1/31/15		638
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,677, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$2,730)
2,677	0.06%, 1/31/15		2,677
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $164, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $168)
164	0.06%, 1/31/15		164
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $9,991, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $10,191)
9,991	0.07%, 1/31/15		9,991
			55,035
	Total Short-Term Investments
	(Cost $72,557)		$72,557

	Total Investments
	(Cost $825,488) ▲	101.1%	$1,185,156
	Other Assets and Liabilities	(1.1)%	(12,913)
	Total Net Assets	100.0%	$1,172,243

2

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $829,883 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$372,126
Unrealized Depreciation	(16,853)
Net Unrealized Appreciation	$355,273

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	02/03/2015	JPM	$24	$24	$–	$–
EUR	Buy	02/03/2015	BCLY	315	315	–	–
EUR	Buy	02/04/2015	BCLY	23	23	–	–
GBP	Buy	02/03/2015	BNP	43	43	–	–
JPY	Buy	02/04/2015	WEST	405	406	1	–
JPY	Sell	03/18/2015	GSC	11,596	11,816	–	(220)
Total						$1	$(220)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
WEST	Westpac International

Currency Abbreviations:
BRL	Brazilian Real
EUR	EURO
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Staples	3.0%
Health Care	91.2
Industrials	0.4
Information Technology	0.3
Total	94.9%
Short-Term Investments	6.2
Other Assets and Liabilities	(1.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,112,599	$1,048,861	$63,738	$–
Short-Term Investments	72,557	–	72,557	–
Total	$1,185,156	$1,048,861	$136,295	$–
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	220	–	220	–
Total	$220	$–	$220	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford High Yield Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 0.0%
		Finance and Insurance - 0.0%
		Soundview NIM Trust
	$920	0.00%, 12/25/2036 ■●	$—

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $916)	$—

Corporate Bonds - 84.8%
		Administrative, Support, Waste Management and Remediation Services - 1.1%
		Casella Waste Systems, Inc.
	$895	7.75%, 02/15/2019	$899
		ServiceMaster (The) Co.
	3,522	7.00%, 08/15/2020	3,672
			4,571
		Arts, Entertainment and Recreation - 4.4%
		CCO Holdings LLC
	105	5.13%, 02/15/2023	103
	495	5.75%, 09/01/2023	501
	2,920	7.38%, 06/01/2020	3,125
		Cequel Communications Holdings I LLC
	3,535	5.13%, 12/15/2021 ■	3,455
		Emdeon, Inc.
	1,625	11.00%, 12/31/2019	1,773
		Gannett Co., Inc.
	2,415	4.88%, 09/15/2021 ■	2,415
	2,380	5.13%, 10/15/2019	2,463
	270	5.50%, 09/15/2024 ■	273
	800	6.38%, 10/15/2023	852
		Gray Television, Inc.
	895	7.50%, 10/01/2020	920
		NBC Universal Enterprise
	1,980	5.25%, 12/19/2049 ■	2,104
			17,984
		Chemical Manufacturing - 1.4%
		Ineos Group Holdings plc
	2,285	5.88%, 02/15/2019 ■	2,171
	3,695	6.13%, 08/15/2018 ■	3,565
			5,736
		Computer and Electronic Product Manufacturing - 3.3%
		Alcatel-Lucent USA, Inc.
	1,810	6.75%, 11/15/2020 ■	1,878
		CDW LLC / CDW Finance Corp.
	3,330	6.00%, 08/15/2022	3,496
		Freescale Semiconductor, Inc.
	4,225	6.00%, 01/15/2022 ■	4,479
		Lucent Technologies, Inc.
	3,070	6.45%, 03/15/2029	2,962
	660	6.50%, 01/15/2028	637
			13,452
		Construction - 4.4%
		K Hovnanian Enterprises, Inc.
	570	7.00%, 01/15/2019 ■	530
	245	8.00%, 11/01/2019 ■	228
	2,426	9.13%, 11/15/2020 ■	2,541
		KB Home
	1,030	7.00%, 12/15/2021	1,030
	1,895	7.50%, 09/15/2022	1,923
	1,510	8.00%, 03/15/2020	1,584
		Lennar Corp.
	1,005	4.75%, 12/15/2017	1,031
	2,095	4.75%, 11/15/2022	2,083
		M/I Homes, Inc.
	543	3.00%, 03/01/2018 β	529
		MPH Acquisition Holdings LLC
	1,390	6.63%, 04/01/2022 ■	1,442
		Paragon Offshore plc
	3,345	6.75%, 07/15/2022 ■	1,606
		Ply Gem Industries, Inc.
	3,330	6.50%, 02/01/2022	3,218
			17,745
		Electrical Equipment, Appliance Manufacturing - 0.2%
		Sensata Technologies B.V.
	685	5.63%, 11/01/2024 ■	724

		Fabricated Metal Product Manufacturing - 0.7%
		Entegris, Inc.
	2,775	6.00%, 04/01/2022 ■	2,803

		Finance and Insurance - 8.9%
		AerCap Ireland Capital Ltd.
	1,670	4.50%, 05/15/2021 ■	1,724
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,600	7.00%, 12/29/2049 §	3,030
	800	9.00%, 05/09/2018 §♠	869
		Barclays Bank plc
	525	6.63%, 09/15/2019 ♠	506
	2,525	8.25%, 12/15/2018 ♠β	2,632
		Blue Racer Midstream LLC
	1,040	6.13%, 11/15/2022 ■	1,030
		CIT Group, Inc.
	2,554	5.50%, 02/15/2019 ■	2,709
		Credit Agricole S.A.
	945	7.88%, 01/23/2024 ■♠	976
		Credit Suisse Group AG
	1,320	7.50%, 12/11/2023 ■♠	1,386
		HBOS Capital Funding L.P.
	1,250	6.85%, 03/23/2015 §♠	1,258
		MSCI, Inc.
	1,585	5.25%, 11/15/2024 ■	1,652
		Nationstar Mortgage LLC
	2,270	6.50%, 08/01/2018	2,105
	366	7.88%, 10/01/2020	339
		Provident Funding Associates L.P.
	2,180	6.75%, 06/15/2021 ■	2,082
		Royal Bank of Scotland Group plc
	2,700	6.99%, 10/05/2017 ■♠	3,105
	1,800	7.64%, 09/27/2017 ♠Δ	1,926
		Societe Generale
	1,075	6.00%, 01/27/2020 ■♠	989
	745	7.88%, 12/18/2023 ■♠	734
	2,525	8.25%, 11/29/2018 §♠	2,613
		SoftBank Corp.
	2,940	4.50%, 04/15/2020 ■	2,940
		TMX Finance LLC
	2,285	8.50%, 09/15/2018 ■	1,737
			36,342

1

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 84.8% - (continued)
		Food Services - 1.1%
		ARAMARK Corp.
	$2,875	5.75%, 03/15/2020	$2,990
		CEC Entertainment, Inc.
	1,415	8.00%, 02/15/2022	1,376
			4,366
		Health Care and Social Assistance - 10.9%
		Alere, Inc.
	2,645	6.50%, 06/15/2020	2,691
		AmSurg Corp.
	2,380	5.63%, 07/15/2022 ■	2,460
		Biomet, Inc.
	1,205	6.50%, 08/01/2020	1,285
		Community Health Systems, Inc.
	615	5.13%, 08/15/2018	637
	4,105	6.88%, 02/01/2022	4,360
	3,320	7.13%, 07/15/2020	3,536
		Endo Finance LLC
	2,645	6.00%, 02/01/2025 ■	2,703
		Envision Healthcare Corp.
	970	5.13%, 07/01/2022 ■	985
		Grifols Worldwide Operations Ltd.
	1,015	5.25%, 04/01/2022 ■	1,030
		HCA Holdings, Inc.
	2,645	6.25%, 02/15/2021	2,870
	4,626	7.50%, 11/15/2095	4,533
		HCA, Inc.
	1,180	5.38%, 02/01/2025	1,213
		InVentiv Health, Inc.
	1,070	9.00%, 01/15/2018 ■	1,107
		Pinnacle Merger Sub, Inc.
	1,692	9.50%, 10/01/2023 ■	1,878
		Salix Pharmaceuticals Ltd.
	5,356	6.00%, 01/15/2021 ■	5,704
		Tenet Healthcare Corp.
	2,565	4.75%, 06/01/2020	2,629
	1,640	5.00%, 03/01/2019 ■	1,644
	1,585	8.13%, 04/01/2022	1,787
		Wellcare Health Plans, Inc.
	1,160	5.75%, 11/15/2020	1,204
			44,256
		Information - 21.8%
		Activision Blizzard, Inc.
	4,802	5.63%, 09/15/2021 ■	5,144
	1,465	6.13%, 09/15/2023 ■	1,597
		Altice Financing S.A.
	235	6.50%, 01/15/2022 ■	240
	530	6.63%, 02/15/2023 ■	530
	2,100	7.88%, 12/15/2019 ■	2,222
	250	8.13%, 01/15/2024 ■	259
	925	9.88%, 12/15/2020 ■	1,017
		Audatex North America, Inc.
	3,841	6.00%, 06/15/2021 ■	3,995
		DISH DBS Corp.
	1,250	5.00%, 03/15/2023	1,228
	3,270	6.75%, 06/01/2021	3,552
	2,812	7.88%, 09/01/2019	3,192
		First Data Corp.
	990	6.75%, 11/01/2020 ■	1,059
	1,960	7.38%, 06/15/2019 ■	2,056
	4,350	8.25%, 01/15/2021 ■	4,638
		Harron Communications L.P.
	950	9.13%, 04/01/2020 ■	1,021
		Infor Software Parent LLC
	3,315	7.13%, 05/01/2021 ■	3,332
		Infor US, Inc.
	520	9.38%, 04/01/2019	559
		Intelsat Jackson Holdings S.A.
	190	6.63%, 12/15/2022	195
	1,140	7.50%, 04/01/2021	1,208
		Intelsat Luxembourg S.A.
	1,940	6.75%, 06/01/2018	1,974
	5,245	7.75%, 06/01/2021	5,199
		Level 3 Escrow, Inc.
	2,380	5.38%, 08/15/2022 ■	2,416
		Level 3 Financing, Inc.
	890	6.13%, 01/15/2021	923
	2,319	7.00%, 06/01/2020	2,470
		MetroPCS Wireless, Inc.
	3,125	6.63%, 11/15/2020	3,249
		Paetec Holding Corp.
	961	9.88%, 12/01/2018	1,014
		Softbrands, Inc.
	855	11.50%, 07/15/2018	932
		Sprint Communications, Inc.
	3,470	7.00%, 03/01/2020 ■	3,782
	1,533	9.00%, 11/15/2018 ■	1,767
		Sprint Corp.
	4,070	7.25%, 09/15/2021	4,064
	2,935	7.88%, 09/15/2023	2,975
		Syniverse Holdings, Inc.
	3,945	9.13%, 01/15/2019	4,113
		T-Mobile USA, Inc.
	225	6.13%, 01/15/2022	231
	795	6.46%, 04/28/2019	824
	330	6.50%, 01/15/2024	342
	2,440	6.63%, 04/28/2021	2,533
	1,505	6.73%, 04/28/2022	1,560
		Unitymedia Hessen GmbH & Co.
	3,045	5.50%, 01/15/2023 ■	3,159
		Videotron Ltd.
	170	9.13%, 04/15/2018	175
		Wind Acquisition Finance S.A.
EUR	3,080	4.00%, 07/15/2020 ■	3,446
	770	6.50%, 04/30/2020 ■	801
		Windstream Corp.
	2,050	7.50%, 04/01/2023	2,032
		Zayo Group LLC
	1,970	6.00%, 04/01/2023 ■	1,980
			89,005
		Machinery Manufacturing - 0.8%
		Case New Holland Industrial, Inc.
	3,104	7.88%, 12/01/2017	3,417

		Mining - 2.5%
		AK Steel Corp.
	1,880	7.63%, 05/15/2020	1,621
	2,100	7.63%, 10/01/2021	1,764

2

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 84.8% - (continued)
		Mining - 2.5% - (continued)
		AK Steel Corp. - (continued)
	$1,460	8.38%, 04/01/2022	$1,241
		FMG Resources Aug 2006
	5,800	6.88%, 04/01/2022 ■	4,553
		Steel Dynamics, Inc.
	1,095	5.50%, 10/01/2024 ■	1,117
			10,296
		Miscellaneous Manufacturing - 0.5%
		DigitalGlobe, Inc.
	2,190	5.25%, 02/01/2021 ■	2,103

		Motor Vehicle and Parts Manufacturing - 2.1%
		Chrysler Group LLC
	690	8.00%, 06/15/2019	726
	3,745	8.25%, 06/15/2021	4,166
		General Motors Co.
	2,315	4.88%, 10/02/2023	2,526
	820	6.25%, 10/02/2043	1,021
			8,439
		Nonmetallic Mineral Product Manufacturing - 1.8%
		Ardagh Finance Holdings S.A.
	1,253	8.63%, 06/15/2019 ■	1,248
		Ardagh Packaging Finance plc
	685	6.00%, 06/30/2021 ■	644
	1,457	9.13%, 10/15/2020 ■	1,544
		Cemex Finance LLC
	1,990	6.00%, 04/01/2024 ■	1,874
		Cemex S.A.B. de C.V.
	1,995	5.70%, 01/11/2025 ■	1,840
			7,150
		Other Services - 0.8%
		Abengoa Finance
EUR	630	6.00%, 03/31/2021 §	648
EUR	745	6.00%, 03/31/2021 ■	766
	530	7.75%, 02/01/2020 ■	499
		Abengoa Greenfield S.A.
	1,485	6.50%, 10/01/2019 ■	1,366
			3,279
		Petroleum and Coal Products Manufacturing - 5.0%
		Antero Resources Corp.
	470	5.38%, 11/01/2021	458
		Antero Resources Finance Corp.
	2,510	6.00%, 12/01/2020	2,498
		Bonanza Creek Energy, Inc.
	2,395	6.75%, 04/15/2021	2,144
		Cobalt International Energy, Inc.
	1,645	2.63%, 12/01/2019 β	1,100
		Concho Resources, Inc.
	925	5.50%, 10/01/2022	925
		Diamondback Energy, Inc.
	2,215	7.63%, 10/01/2021	2,270
		Everest Acquisition LLC
	1,800	9.38%, 05/01/2020	1,814
		Harvest Operations Corp.
	330	6.88%, 10/01/2017	297
		Range Resources Corp.
	455	5.00%, 08/15/2022	450
		Rosetta Resources, Inc.
	1,590	5.63%, 05/01/2021	1,498
	1,120	5.88%, 06/01/2022	1,053
		Tullow Oil plc
	2,270	6.00%, 11/01/2020 ■	1,907
	2,030	6.25%, 04/15/2022 ■	1,705
		WPX Energy, Inc.
	1,380	5.25%, 09/15/2024	1,283
	920	6.00%, 01/15/2022	893
			20,295
		Pipeline Transportation - 0.6%
		El Paso Corp.
	595	7.00%, 06/15/2017	656
		Energy Transfer Equity L.P.
	1,757	7.50%, 10/15/2020	1,955
			2,611
		Plastics and Rubber Products Manufacturing - 1.0%
		Associated Materials LLC
	1,210	9.13%, 11/01/2017	1,001
		Nortek, Inc.
	2,760	8.50%, 04/15/2021	2,933
			3,934
		Primary Metal Manufacturing - 1.4%
		ArcelorMittal
	210	7.25%, 03/01/2041	216
	1,175	7.50%, 10/15/2039	1,216
		Constellium N.V.
	475	5.75%, 05/15/2024 ■	417
	1,340	8.00%, 01/15/2023 ■	1,330
		United States Steel Corp.
	2,526	7.38%, 04/01/2020	2,602
			5,781
		Printing and Related Support Activities - 1.1%
		Quad Graphics, Inc.
	3,265	7.00%, 05/01/2022 ■	3,102
		Quebecor Media, Inc.
	1,540	5.75%, 01/15/2023	1,586
			4,688
		Professional, Scientific and Technical Services - 1.2%
		Getty Images, Inc.
	1,505	7.00%, 10/15/2020 ■	1,054
		SunGard Data Systems, Inc.
	3,190	6.63%, 11/01/2019	3,206
	783	7.38%, 11/15/2018	813
			5,073
		Real Estate, Rental and Leasing - 1.6%
		International Lease Finance Corp.
	4,065	5.88%, 04/01/2019	4,405
	2,075	5.88%, 08/15/2022	2,293
			6,698
		Retail Trade - 3.9%
		99 Cents Only Stores
	2,010	11.00%, 12/15/2019	2,115
		Albertson's Holdings LLC
	1,200	7.75%, 10/15/2022 ■	1,235
		Building Materials Corp.
	3,265	5.38%, 11/15/2024 ■	3,314
		GRD Holding III Corp.
	2,210	10.75%, 06/01/2019 ■	2,409

3

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 84.8% - (continued)
	Retail Trade - 3.9% - (continued)
	Michaels Stores, Inc.
$2,240	5.88%, 12/15/2020 ■	$2,268
	Party City Holdings, Inc.
1,755	8.88%, 08/01/2020	1,895
	PC Nextco Holdings LLC/PC Nextco Finance, Inc.
2,585	8.75%, 08/15/2019	2,624
		15,860
	Soap, Cleaning Compound and Toilet Manufacturing - 0.6%
	Sun Products Corp.
2,760	7.75%, 03/15/2021 ■	2,436

	Utilities - 1.3%
	Dolphin Subsidiary II, Inc.
3,170	7.25%, 10/15/2021	3,233
	GenOn Americas Generation LLC
1,100	9.13%, 05/01/2031	935
	Texas Competitive Electric Holdings Co. LLC
1,460	11.50%, 10/01/2020 ■Ϫ	989
		5,157
	Wholesale Trade - 0.4%
	Dynegy, Inc.
755	5.88%, 06/01/2023	717
485	7.38%, 11/01/2022 ■	501
235	7.63%, 11/01/2024 ■	242
		1,460
	Total Corporate Bonds
	(Cost $350,556)	$345,661

Senior Floating Rate Interests ♦ - 2.2%
	Finance and Insurance - 0.2%
	Asurion LLC
$830	8.50%, 03/03/2021	$820

	Mining - 0.4%
	Arch Coal, Inc.
2,047	6.25%, 05/16/2018	1,462

	Other Services - 0.5%
	Gardner Denver, Inc.
2,034	4.25%, 07/30/2020	1,898

	Retail Trade - 0.5%
	Neiman Marcus (The) Group, Inc.
1,976	4.25%, 10/25/2020	1,913

	Utilities - 0.6%
	Texas Competitive Electric Holdings Co. LLC
4,200	4.66%, 10/10/2017 Ψ	2,617

	Total Senior Floating Rate Interests
	(Cost $9,901)	$8,710

Common Stocks - 0.0%
	Energy - 0.0%
104,555	KCA Deutag ⌂●†	$146

	Total Common Stocks
	(Cost $1,417)	$146

Preferred Stocks - 1.0%
	Diversified Financials - 0.7%
—	Citigroup Capital XIII	$2
109	GMAC Capital Trust I β	2,857
		2,859
	Telecommunication Services - 0.3%
29	Intelsat S.A., 5.75% β	1,259

	Total Preferred Stocks
	(Cost $4,087)	$4,118

	Total Long-Term Investments
	(Cost $366,877)	$358,635

Short-Term Investments - 12.0%
Repurchase Agreements - 12.0%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $48, collateralized by U.S. Treasury Note 0.88%, 2017, value of $49)
$48	0.04%, 1/31/15	$48
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $2,063,
collateralized by FHLMC 3.50% - 4.00%, 2032 -
2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $2,104)
2,063	0.06%, 1/31/15	2,063
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $14,968, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $15,267)
14,968	0.05%, 1/31/15	14,968
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $3,485, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$3,555)
3,485	0.06%, 1/31/15	3,485
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $9,970, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $10,170)
9,970	0.04%, 1/31/15	9,970

4

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 12.0% - (continued)
Repurchase Agreements - 12.0% - (continued)
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $6,482, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $6,612)
$6,482	0.05%, 1/31/15		$6,482
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $568, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $579)
568	0.05%, 1/31/15		568
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,384, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$2,432)
2,384	0.06%, 1/31/15		2,384
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $146, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $149)
146	0.06%, 1/31/15		146
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $8,897, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $9,075)
8,897	0.07%, 1/31/15		8,897
			49,011
	Total Short-Term Investments
	(Cost $49,011)		$49,011

	Total Investments
	(Cost $415,888) ▲	100.0%	$407,646
	Other Assets and Liabilities	–%	(7)
	Total Net Assets	100.0%	$407,639

5

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $416,096 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,779
Unrealized Depreciation	(16,229)
Net Unrealized Depreciation	$(8,450)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $146, which rounds to zero percent of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Ϫ	The issuer is in bankruptcy. The investment held by the Fund has made partial interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $153,713, which represents 37.7% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $8,418, which represents 2.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,555	KCA Deutag	$1,417

At January 31, 2015, the aggregate value of these securities was $146, which rounds to zero percent of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

6

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged	Received
Centrally cleared swaps contracts	$568	$–
Total	$568	$–

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.22	CME	USD	8,494	5.00%	06/20/19	$556	$527	$–	$(29)	$–	$(15)
CDX.NA.HY.23	CME	USD	7,385	5.00%	12/20/19	428	410	–	(18)	–	(11)
Total						$984	$937	$–	$(47)	$–	$(26)
Total centrally cleared contracts						$984	$937	$–	$(47)	$–	$(26)

(a)	The FCM to the contracts is GSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Sell	02/27/2015	BOA	$8,626	$8,241	$385	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CME	Chicago Mercantile Exchange
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	EURO
USD	U.S. Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Baa/ BBB	0.7%
Ba/ BB	25.1
B	40.5
Caa/ CCC or Lower	19.3
Not Rated	1.4
Non-Debt Securities and Other Short-Term Instruments	13.0
Other Assets and Liabilities	0.0
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

7

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$–	$–	$–	$–
Common Stocks ‡	146	–	–	146
Corporate Bonds	345,661	–	345,661	–
Preferred Stocks	4,118	4,118	–	–
Senior Floating Rate Interests	8,710	–	8,710	–
Short-Term Investments	49,011	–	49,011	–
Total	$407,646	$4,118	$403,382	$146
Foreign Currency Contracts *	$385	$–	$385	$–
Total	$385	$–	$385	$–
Liabilities:
Swaps - Credit Default *	$47	$–	$47	$–
Total	$47	$–	$47	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$ —	*	$—	$—	$—	$—	$—	$—
Common Stocks	511	—	(365	)†	—	—	—	—	—	146
Total	$511	$—	$(365)		$—	$—	$—	$—	$—	$146

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was zero.
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(365).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 4.7%
		Brazil - 0.3%
		Brazil (Federative Republic of)
BRL	11,820	9.67%, 09/01/2020 ○	$2,907

		France - 1.0%
		France (Government of)
EUR	7,816	0.25%, 07/25/2024 ◄	9,446

		Italy - 1.0%
		Italy (Republic of)
EUR	7,155	2.35%, 09/15/2024 ■◄	9,256

		Mexico - 0.2%
		Mexico (United Mexican States)
MXN	25,387	4.00%, 06/13/2019 ◄	1,857

		Spain - 1.9%
		Spain (Kingdom of)
EUR	16,160	0.55%, 11/30/2019 ■◄	18,438

		Uruguay - 0.3%
		Uruguay (Republic of)
UYU	59,916	4.25%, 04/05/2027 ◄	2,484

		Total Foreign Government Obligations
		(Cost $45,951)	$44,388

Senior Floating Rate Interests ♦ - 4.4%
		Air Transportation - 0.1%
		Delta Air Lines, Inc., Term Loan
	$1,309	3.25%, 04/20/2017	$1,304

		Apparel Manufacturing - 0.1%
		PVH Corp.
	714	3.25%, 02/13/2020	716

		Arts, Entertainment and Recreation - 0.2%
		Numericable
	295	4.50%, 05/21/2020	293
		Numericable, Term Loan B-2
	255	4.50%, 05/21/2020	254
		Univision Communications, Inc.
	1,007	4.00%, 03/01/2020	991
			1,538
		Chemical Manufacturing - 0.2%
		Ineos US Finance LLC
	998	3.75%, 05/04/2018	971
		Minerals Technologies, Inc.
	672	4.00%, 05/07/2021	665
			1,636
		Computer and Electronic Product Manufacturing - 0.4%
		Avago Technologies Ltd.
	1,338	3.75%, 05/06/2021	1,335
		Freescale Semiconductor, Inc.
	1,965	4.25%, 02/28/2020	1,936
		Vantiv LLC
	349	3.75%, 06/13/2021	346
			3,617
		Finance and Insurance - 0.6%
		Asurion LLC
	1,513	5.00%, 05/24/2019	1,502
		Chrysler Group LLC
	1,451	3.50%, 05/24/2017	1,445
		RPI Finance Trust
	2,294	3.25%, 11/09/2018	2,293
			5,240
		Food Manufacturing - 0.1%
		H.J. Heinz Co.
	800	3.50%, 06/05/2020	798

		Health Care and Social Assistance - 0.6%
		Community Health Systems, Inc.
	317	4.25%, 01/27/2021	316
		Grifols Worldwide Operations USA, Inc.
	868	3.17%, 02/27/2021	857
		HCA, Inc.
	1,975	3.01%, 05/01/2018	1,970
		IMS Health, Inc.
	1,481	3.50%, 03/17/2021	1,451
		Ortho-Clinical Diagnostics, Inc.
	433	4.75%, 06/30/2021	415
		Truven Health Analytics, Inc.
	488	4.50%, 06/06/2019	471
			5,480
		Health Care Providers and Services - 0.0%
		Multiplan, Inc.
	401	3.75%, 03/31/2021	390

		Information - 0.9%
		Charter Communications Operating LLC
	964	3.00%, 01/03/2021	947
		Kronos, Inc.
	1,020	4.50%, 10/30/2019	1,016
		Lawson Software, Inc.
	1,182	3.75%, 06/03/2020	1,152
		Level 3 Financing, Inc.
	630	4.50%, 01/31/2022	630
		MISYS plc
	1,716	5.00%, 12/12/2018	1,716
		Telesat Canada
	1,517	3.50%, 03/28/2019	1,500
		Virgin Media Finance plc
	1,000	3.50%, 06/07/2020	983
		Ziggo B.V.
	825	3.50%, 01/15/2022	804
			8,748
		Mining - 0.1%
		Fortescue Metals Group Ltd.
	1,007	3.75%, 06/30/2019	881

		Miscellaneous Manufacturing - 0.2%
		BE Aerospace, Inc.
	540	4.00%, 12/16/2021	540
		DigitalGlobe, Inc.
	585	3.75%, 01/15/2020	582
		Reynolds Group Holdings, Inc.
	1,078	4.00%, 12/01/2018	1,065
			2,187
		Other Services - 0.2%
		Rexnord LLC
	2,174	4.00%, 08/21/2020	2,136

1

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 4.4% - (continued)
	Petroleum and Coal Products Manufacturing - 0.1%
	MEG Energy Corp.
$857	3.75%, 03/31/2020	$805

	Plastics and Rubber Products Manufacturing - 0.3%
	Berry Plastics Group, Inc.
1,007	3.50%, 02/08/2020	985
	Goodyear (The) Tire & Rubber Co.
2,000	4.75%, 04/30/2019	2,004
		2,989
	Real Estate, Rental and Leasing - 0.1%
	International Lease Finance Corp.
685	3.50%, 03/06/2021	682

	Retail Trade - 0.0%
	Michaels Stores, Inc.
398	4.00%, 01/28/2020	393

	Utilities - 0.2%
	Calpine Corp.
1,197	4.00%, 10/09/2019	1,183
	Energy Transfer Equity L.P.
1,200	3.25%, 12/02/2019	1,133
		2,316
	Total Senior Floating Rate Interests
	(Cost $42,344)	$41,856

U.S. Government Agencies - 0.0%
	FNMA - 0.0%
$2	10.50%, 12/01/2018	$2

	GNMA - 0.0%
1	11.00%, 12/20/2015	1
1	11.00%, 12/20/2018	—
		1
	Total U.S. Government Agencies
	(Cost $3)	$3

U.S. Government Securities - 92.4%
U.S. Treasury Securities - 92.4%
	U.S. Treasury Bonds - 1.2%
$9,600	1.38%, 02/15/2044 ◄	$11,959

	U.S. Treasury Notes - 91.2%
26,800	0.13%, 04/15/2016 ◄	28,787
18,225	0.13%, 04/15/2017 ◄	19,194
65,025	0.13%, 04/15/2018 ◄	67,529
70,150	0.13%, 04/15/2019 ◄	71,914
75,275	0.13%, 01/15/2022 ◄	79,650
61,175	0.13%, 07/15/2022 ◄	63,881
61,000	0.13%, 01/15/2023 ◄	63,174
58,700	0.13%, 07/15/2024 ◄	59,165
9,740	0.25%, 01/15/2025 ◄	9,916
55,405	0.38%, 07/15/2023 ◄	58,252
40,125	0.63%, 07/15/2021 ◄	44,233
60,175	0.63%, 01/15/2024 ◄	64,166
43,925	1.13%, 01/15/2021 ◄	51,012
52,115	1.25%, 07/15/2020 ◄	61,256
16,700	1.38%, 07/15/2018 ◄	19,547
24,525	1.38%, 01/15/2020 ◄	28,984
7,875	2.00%, 01/15/2016 ◄	9,539
10,000	2.13%, 01/15/2019 ◄	12,109
20,475	2.25%, 11/15/2024	21,524
15,425	2.38%, 01/15/2017 ◄	19,111
15,425	2.50%, 07/15/2016 ◄	18,898
		871,841
		883,800
	Total U.S. Government Securities
	(Cost $870,619)	$883,800

	Total Long-Term Investments
	(Cost $958,917)	$970,047

Short-Term Investments - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $15, collateralized by U.S. Treasury Note 0.88%, 2017, value of $16)
$15	0.04%, 1/31/15	$15
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $662,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $675)
662	0.06%, 1/31/15	662
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4,803, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $4,899)
4,803	0.05%, 1/31/15	4,803
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,118, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$1,141)
1,118	0.06%, 1/31/15	1,118
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,200, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $3,263)
3,200	0.04%, 1/31/15	3,200
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,080, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $2,122)
2,080	0.05%, 1/31/15	2,080

2

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 1.6% - (continued)
Repurchase Agreements - 1.6% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $182, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $186)
$182	0.05%, 1/31/15		$182
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $765, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$780)
765	0.06%, 1/31/15		765
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $47, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $48)
47	0.06%, 1/31/15		47
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,855, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,912)
2,855	0.07%, 1/31/15		2,855
			15,727
	Total Short-Term Investments
	(Cost $15,727)		$15,727

	Total Investments
	(Cost $974,644) ▲	103.1%	$985,774
	Other Assets and Liabilities	(3.1)%	(29,456)
	Total Net Assets	100.0%	$956,318

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $981,870 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,988
Unrealized Depreciation	(10,084)
Net Unrealized Appreciation	$3,904

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

3

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $27,694, which represents 2.9% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/27/2015	CBA	$2,094	$2,006	$–	$(88)
AUD	Buy	02/27/2015	GSC	4,445	4,184	–	(261)
AUD	Buy	02/27/2015	SSG	4,446	4,184	–	(262)
CAD	Buy	02/27/2015	RBC	10,441	9,755	–	(686)
CAD	Sell	02/27/2015	BCLY	2,103	2,052	51	–
CAD	Sell	02/27/2015	BOA	5,001	4,877	124	–
CAD	Sell	02/27/2015	DEUT	4,598	4,491	107	–
CAD	Sell	02/27/2015	TDS	2,497	2,440	57	–
CHF	Sell	02/27/2015	CSFB	13,359	14,862	–	(1,503)
EUR	Buy	02/27/2015	BOA	4,267	4,091	–	(176)
EUR	Sell	02/27/2015	BOA	10,914	10,427	487	–
EUR	Sell	02/27/2015	GSC	3,285	3,300	–	(15)
EUR	Sell	02/27/2015	HSBC	4,451	4,254	197	–
EUR	Sell	02/27/2015	JPM	2,527	2,464	63	–
EUR	Sell	03/18/2015	RBC	38,029	37,776	253	–
GBP	Buy	02/27/2015	DEUT	10,479	10,436	–	(43)
GBP	Sell	02/27/2015	JPM	8,293	8,203	90	–
JPY	Buy	02/27/2015	GSC	4,361	4,437	76	–
JPY	Buy	02/27/2015	JPM	5,382	5,444	62	–
JPY	Sell	02/27/2015	BOA	8,667	8,696	–	(29)
JPY	Sell	02/27/2015	NAB	11,504	11,613	–	(109)
JPY	Sell	02/27/2015	TDS	2,237	2,256	–	(19)
Total						$1,567	$(3,191)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso
UYU	Uruguayan Peso

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	0.0%
Aa/ AA	93.5
A	0.2
Baa/ BBB	3.5
Ba/ BB	2.4
B	1.6
Not Rated	0.3
Short-Term Instruments	1.6
Other Assets and Liabilities	(3.1)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Foreign Government Obligations	44,388	–	44,388	–
Senior Floating Rate Interests	41,856	–	41,856	–
U.S. Government Agencies	3	–	3	–
U.S. Government Securities	883,800	93,789	790,011	–
Short-Term Investments	15,727	–	15,727	–
Total	$985,774	$93,789	$891,985	$–
Foreign Currency Contracts *	$1,567	$–	$1,567	$–
Total	$1,567	$–	$1,567	$–
Liabilities:
Foreign Currency Contracts *	$3,191	$–	$3,191	$–
Total	$3,191	$–	$3,191	$–

♦	For the three-month period ended January 31, 2015, investments valued at $53,676 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford International Capital Appreciation Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 94.3%
	Argentina - 0.4%
1	Banco Macro S.A.	$38
3	Empresa Distribuidora y Comercializadora Norte S.A ●	34
2	Grupo Financiero Galicia S.A.	40
		112
	Australia - 2.7%
15	Ale Property Group	39
97	Alumina Ltd. ●	144
36	Aquarius Platinum Ltd. ●	8
5	Austbrokers Holdings Ltd.	33
8	Challenger Financial Services Group Ltd.	38
24	Dick Smith Holdings Ltd.	38
2	Domino's Pizza Enterprises Ltd.	40
5	Energy Resources of Australia Ltd. ●	5
17	Federation Centres	40
20	Karoon Gas Australia Ltd. ●	33
33	National Storage REIT	37
10	NuFarm Ltd.	45
25	Orora Ltd.	42
14	Qantas Airways Ltd. ●	29
35	Resolute Mining Ltd. ●	10
3	Seek Ltd.	40
94	Spotless Group Holdings Ltd. ●	136
10	Treasury Wine Estates Ltd.	40
13	Western Areas Ltd.	39
		836
	Austria - 0.0%
1	Zumtobel Group AG	16

	Belgium - 2.1%
2	Ageas	54
5	Agfa Gevaert N.V. ●	13
4	Anheuser-Busch InBev N.V.	458
—	Delhaize-Le Lion S.A.	26
1	UCB S.A.	109
		660
	Brazil - 0.9%
2	Cia Brasileira de Meios de Pagamentos	36
—	HRT Participacoes em Petroleo S.A. ●	1
2	Itau Unibanco Banco Multiplo S.A. ADR	27
1	Linx S.A.	23
4	Petroleo Brasileiro S.A. ADR	25
4	Raia Drogasil S.A.	42
2	Smiles S.A.	33
14	Suzano Papel E Celulose S.A.	57
2	Valid Solucoes S.A.	33
		277
	Canada - 2.4%
6	Alimentation Couche-Tard, Inc.	238
2	Barrick Gold Corp.	29
9	CAE, Inc.	112
5	Centerra Gold, Inc.	31
6	Eldorado Gold Corp.	28
2	EnCana Corp.	20
8	Ivanhoe Mines Ltd. ●	5
13	Kinross Gold Corp. ●	43
5	Legacy Oil + Gas, Inc. ●	6
3	Methanex Corp.	136
2	Northern Dynasty Minerals Ltd. ●	1
2	Painted Pony Petroleum Ltd. ●	10
18	Trican Well Service Ltd.	70
5	Uranium Participation Corp. ●	22
		751
	Cayman Islands - 0.1%
44	HC International, Inc. ●	33

	Chile - 0.1%
63	Colbun S.A.	17

	China - 7.1%
6	21Vianet Group, Inc. ADR ●	97
25	Air China Ltd.	24
126	AMVIG Holdings Ltd.	62
1	Baidu, Inc. ADR ●	132
147	China Construction Bank	118
37	China Unicom Ltd.	55
8	ChinaCache International Holdings Ltd. ADR ●‡	82
62	Daphne International Holdings Ltd.	20
64	Dongfeng Motor Group Co., Ltd.	93
12	E-House China Holdings Ltd.	84
15	ENN Energy Holdings Ltd.	89
424	Greatview Aseptic Packaging Co., Ltd.	193
41	Guangdong Investment Ltd.	55
79	Huabao International Holdings Ltd.	62
178	Huadian Fuxin Energy Corp., Ltd.	84
97	Industrial & Commercial Bank of China Ltd.	69
142	Intime Retail Group Co., Ltd.	87
55	Kingboard Laminates Holdings Ltd. ●	23
1	Leju Holdings Ltd. ADR ●	14
22	Mandarin Oriental International Ltd.	36
282	Maoye International Holdings	42
—	NetEase, Inc. ADR	47
7	New Oriental Education & Technology Group, Inc. ADR ●	133
28	New World Department Store China	8
1	NQ Mobile, Inc. ADR ●	3
62	PetroChina Co., Ltd.	67
9	Phoenix New Media Ltd. ADR ●	71
3	Sinovac Biotech Ltd. ●	16
26	Sunny Optical Technology Group	39
8	WuXi PharmaTech Cayman, Inc. ●	323
		2,228
	Denmark - 1.9%
—	D/S Norden A/S	8
12	DSV AS	380
8	H. Lundbeck A/S	153
—	Royal Unibrew A/S ●	12
3	Spar Nord Bank A/S	29
		582
	Finland - 1.0%
5	Kone Oyj Class B	216
2	Sampo Oyj Class A	99
		315
	France - 9.8%
2	Air Liquide	193
1	Alten Ltd.	23
1	BNP Paribas	54
2	Bureau Veritas S.A.	51
1	Capital Gemini S.A.	54
3	Cie Generale d'Optique Essilor International S.A.	340

1

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 94.3% - (continued)
	France - 9.8% - (continued)
2	Compagnie De Saint-Gobain	$78
—	Devoteam S.A.	6
9	Edenred	266
3	GDF Suez	69
1	GFI Informatique S.A.	4
—	Lafarge S.A.	34
4	Legrand S.A.	190
1	L'Oreal S.A.	182
2	Metropole Television S.A.	28
10	Orange S.A.	176
1	Pernod-Ricard S.A.	166
4	Peugeot S.A. ●	55
3	Renault S.A.	225
1	S.p.A.Steria Group	46
1	Saft Groupe S.A.	19
2	Sanofi-Aventis S.A.	187
2	Schneider Electric S.A.	115
1	Societe Generale Class A	53
1	Thales S.A.	51
2	Total S.A.	101
2	Valeo S.A.	212
5	Vallourec S.A.	100
		3,078
	Germany - 3.2%
1	Bayer AG	195
4	Deutsche Annington Immobile	122
3	Deutsche Lufthansa AG	45
2	E.On SE	35
—	Gerry Weber International AG	15
1	Hamburger Hafen und Logistik	17
—	Hugo Boss AG	57
13	Infineon Technologies AG	150
—	Koenig & Bauer AG ●	5
2	Kontron AG ●	13
1	Norma Group SE	38
1	Osram Licht AG ●	36
1	Rheinmetall AG	53
1	RWE AG	29
1	Salzgitter AG	26
2	Suedzucker AG	24
6	Tom Tailor Holding AG ●	70
1	United Internet AG	62
		992
	Greece - 0.4%
181	Alpha Bank A.E. ●	66
6	Hellenic Telecommunications Organization S.A. ●	51
26	Piraeus Bank S.A. ●	15
		132
	Hong Kong - 3.0%
7	AAC Technologies Holdings, Inc.	44
7	AIA Group Ltd.	41
35	Baoxin Automotive Group Ltd.	20
11	CafT de Coral Holdings Ltd.	42
80	China High Precision Automation Group Ltd. ⌂●†	—
73	China Lesso Group Holdings Ltd.	36
6	China Merchants Holdings International Co., Ltd.	23
112	China Resources Cement	66
31	China Resources Gas Group LT	76
9	China Resources Land Ltd.	22
6	Clear Media Ltd.	6
3	Dah Sing Financial Group	14
201	Global Brands Group Holding Ltd. ●	38
636	G-Resources Group Ltd. ●	18
3	Hong Kong Exchanges & Clearing Ltd.	78
34	MGM China Holdings Ltd.	83
97	Pacific Basin Ship	36
15	Samsonite International S.A.	46
11	Sands China Ltd.	53
13	Shanghai Industrial Holdings Ltd.	38
12	Techtronic Industries Co., Ltd.	40
38	Towngas China Co., Ltd.	33
207	Trinity Ltd.	41
96	Xingda International Holdings	30
58	Xinyi Glass Holdings Co., Ltd.	30
		954
	Hungary - 0.1%
19	Magyar Tavkozlesi Rt ●	24
1	OTP Bank plc ●	20
		44
	India - 0.6%
7	Allahabad Bank Ltd. ●	12
2	Canara Bank Ltd.	18
9	Corp. Bank ●	10
9	ICICI Bank Ltd.	108
44	Manappuram Finance Ltd.	23
7	NTPC Ltd.	17
		188
	Ireland - 0.7%
195	Bank of Ireland ●	59
7	CRH plc	157
		216
	Israel - 0.8%
4	Teva Pharmaceutical Industries Ltd. ADR	254

	Italy - 2.4%
8	Assicurazioni Generali S.p.A.	177
2	Banca Generali S.p.A.	55
4	Banca Popolare dell-Emilia Romagna Scrl ●	24
3	Buzzi Unicem S.p.A.	40
1	DiaSorin S.p.A.	43
4	Eni S.p.A.	72
33	Intesa Sanpaolo S.p.A.	96
2	Luxottica Group S.p.A.	115
21	Snam S.p.A.	100
6	UniCredit S.p.A.	38
		760
	Japan - 19.3%
1	Adastria Holdings Co., Ltd.	38
1	AEON Delight Co., Ltd.	18
4	AEON Mall Co., Ltd.	72
4	Aichi Steel Corp.	17
2	Aisan Industry Co., Ltd.	18
—	Alpha Systems, Inc.	4
5	Anritsu Corp.	35
5	Asahi Glass Co., Ltd.	25
1	Avex, Inc.	24
6	Bridgestone Corp.	249
2	Canon, Inc.	66
1	Cawachi Ltd.	18
1	Chubu Steel Plate Co., Ltd.	7

2

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 94.3% - (continued)
	Japan - 19.3% - (continued)
1	CMIC Holdings Co., Ltd.	$17
3	Dai-ichi Life Insurance Co., Ltd.	39
2	Daiichi Sankyo Co., Ltd.	24
1	Dai-Ichi Seiko Co., Ltd.	11
2	DeNa Co., Ltd.	28
2	Denso Corp.	77
—	East Japan Railway Co.	23
3	Eighteenth (The) Bank Ltd.	9
1	Eisai Co., Ltd.	65
1	En-Japan, Inc.	14
1	Exedy Corp.	24
1	Fuji Heavy Industries Ltd.	28
1	Fuji Machine Manufacturing Co.	14
1	Fujimi, Inc.	14
21	Fujitsu Ltd.	111
3	Funai Electric Co., Ltd.	30
—	Futaba Corp.	6
1	Gendai Agency, Inc.	4
3	Gree, Inc.	15
2	Higashi-Nippon Bank Ltd.	6
1	Hisaka Works Ltd.	11
2	Hitachi Chemical Co., Ltd.	42
15	Hitachi Ltd.	116
3	Hitachi Metals Ltd.	43
4	Honda Motor Co., Ltd.	109
2	Honeys Co., Ltd.	17
4	Hosiden Corp.	23
8	Inpex Corp.	83
2	Isuzu Motors Ltd.	25
1	Itochu Techno-Solutions Corp.	32
1	Japan Digital Laboratory Co., Ltd.	7
8	Japan Display, Inc. ●	28
1	Japan Petroleum Exploration Co., Ltd.	30
9	Japan Steel Works Ltd.	36
2	JSR Corp.	39
3	KDDI Corp.	190
2	Keihin Corp.	38
2	Kubota Corp.	31
2	Kuroda Electric Co., Ltd.	24
8	Kyushu Electric Power Co., Inc. ●	80
11	Leopalace21 Corp. ●	69
2	Makino Milling Machine Co.	14
1	Maruichi Steel Tube Ltd.	26
1	Melco Holdings, Inc.	20
2	Mimasu Semiconductor Industry Co., Ltd.	17
1	Miraial Co., Ltd.	13
8	Mitsubishi Electric Corp.	93
2	Mitsubishi Estate Co., Ltd.	47
10	Mitsubishi Gas Chemical Co.	43
28	Mitsubishi Materials Corp.	89
61	Mitsubishi UFJ Financial Group, Inc.	324
16	Mitsubishi UFJ Lease & Finance Co., Ltd.	70
15	Mitsui Chemicals, Inc.	44
1	Mitsumi Electric Co., Ltd.	7
33	Mizuho Financial Group, Inc.	55
2	Moshi Moshi Hotline, Inc.	17
29	NEC Corp.	82
4	Net One Systems Co., Ltd.	21
1	Neturen Co., Ltd.	6
4	Nichicon Corp.	33
—	Nintendo Co., Ltd.	29
2	Nippon Telegraph & Telephone Corp.	139
6	Nippon Television Network Corp.	93
3	Nishimatsuya Chain Co., Ltd.	24
1	Nissin Kogyo Co., Ltd.	9
1	Nitto Denko Corp.	36
—	NSD Co., Ltd.	5
2	Oita Bank Ltd.	7
3	Ono Pharmaceutical Co., Ltd.	346
1	Pal Co., Ltd.	24
1	Proto Corp.	13
7	Rakuten, Inc.	97
1	Recruit Holdings Co., Ltd.	17
1	Rohm Co., Ltd.	45
7	SCREEN Holdings Co., Ltd.	42
1	Seven & I Holdings Co., Ltd.	24
—	Shimamura Co., Ltd.	27
2	Shinkawa Ltd. ●	13
6	Shinko Electric Industries Co., Ltd.	38
27	Shinsei Bank Ltd.	49
1	SoftBank Corp.	37
4	Sony Financial Holdings, Inc.	52
8	Sumitomo Bakelite Co., Ltd.	33
4	Sumitomo Electric Industries Ltd.	48
3	Sumitomo Mitsui Financial Group, Inc.	108
3	Sumitomo Riko Co., Ltd.	23
1	Suzuken Co., Ltd.	20
21	T&D Holdings, Inc.	233
55	Taiheyo Cement Corp.	162
2	Takata Corp.	20
6	Takeda Pharmaceutical Co., Ltd.	311
3	Tochigi (The) Bank Ltd.	14
2	Tokai Rika Co., Ltd.	31
3	Tokio Marine Holdings, Inc.	95
2	Tokyo Seimitsu Co., Ltd.	35
4	Tokyo Steel Manufacturing Co., Ltd.	32
1	Topre Corp.	10
19	Toshiba Corp.	76
6	Toshiba Machine Co., Ltd.	23
2	Toyoda Gosei Co., Ltd.	53
3	Toyota Boshoku Corp.	39
1	Toyota Industries Corp.	76
3	TS Technology Co., Ltd.	67
3	Ushio, Inc.	31
2	XEBIO Co., Ltd.	23
3	Yamanashi (The) Chuo Bank Ltd.	12
1	Yamato Kogyo Co.	28
5	Yodogawa Steel Works Ltd.	18
		6,031
	Jersey - 0.3%
26	Glencore plc	99

	Luxembourg - 0.1%
2	Oriflame Cosmetics S.A. ADR	21

	Malaysia - 1.0%
369	AirAsia Berhad	285
52	MY EG Services BHD	36
		321

3

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 94.3% - (continued)
	Mexico - 1.3%
1	America Movil S.A.B. de C.V. ADR	$30
22	Compartamos S.A.B. de C.V. ●	41
22	Corporacion Inmobiliaria Vesta S. de RL de C.V. ☼	43
13	Credito Real S.A. de C.V., SOFOM E.R.	26
1	Fomento Economico Mexicano S.A.B. de C.V. ADR ●	52
5	Gruma S.A.B de C.V.	49
9	Grupo Financiero Banorte S.A.B. de C.V.	44
1	Grupo Televisa S.A. ADR ●	48
27	Hoteles City Express S.A.B. de C.V. ●	39
2	Promotora Y Operadora de Inf ●	25
		397
	Netherlands - 2.4%
1	ASML Holding N.V.	140
2	Delta Lloyd N.V.	45
2	Heineken N.V.	128
13	ING Groep N.V. ●	166
32	Koninklijke (Royal) KPN N.V.	99
1	Koninklijke Philips N.V.	33
1	NXP Semiconductors N.V. ●	87
14	PostNL ●	51
2	USG People N.V.	19
		768
	Norway - 0.1%
9	Storebrand ASA ●	26

	Panama - 0.6%
2	Copa Holdings S.A. Class A	190

	Portugal - 0.2%
5	Galp Energia SGPS S.A.	54

	Russia - 0.2%
1	Lukoil ADR	29
7	OAO Gazprom Class S ADR	27
		56
	Singapore - 1.1%
31	ARA Asset Management	39
84	Biosensors International Group Ltd. ●	40
38	Fortune REIT	42
52	Keppel DC REIT ●	39
34	Singapore Exchange Ltd.	197
		357
	South Africa - 0.2%
1	Anglo American Platinum Ltd. ●	25
5	Impala Platinum Holdings Ltd. ●	31
9	Raubex Group Ltd.	16
		72
	South Korea - 2.4%
1	Coway Co., Ltd.	44
1	Doosan Corp.	65
2	Doosan Heavy Industrions and Construction Co.	32
1	Hana Financial Holdings	40
1	Hyundai Home Shopping Network Corp.	99
1	Hyundai Motor Co., Ltd.	85
1	KB Financial Group, Inc.	30
2	Korea Electric Power Corp.	68
1	Korea Telecom Corp.	40
—	LG Chem Ltd.	33
8	LG Telecom Ltd.	83
—	Lotte Chemical Corp.	15
—	Posco Ltd.	31
1	Shinhan Financial Group Co., Ltd.	21
2	Suprema, Inc. ●	41
1	Tongyang Life Insurance	15
		742
	Spain - 0.4%
2	Almirall S.A. ●	35
4	Telefonica S.A.	63
1	Viscofan S.A.	32
		130
	Sweden - 3.3%
5	Alfa Laval Ab	102
4	Assa Abloy Ab	234
6	Atlas Copco Ab	186
1	Axis Communications Ab	32
8	Electrolux AB Series B	252
8	Nordea Bank Ab	98
7	Trelleborg AB	134
		1,038
	Switzerland - 5.7%
1	Adecco S.A.	51
—	Belimon Holding AG	32
2	Compagnie Financiere Richemont S.A.	133
—	Daetwyler Holding AG	14
—	Geberit AG	130
—	Givaudan	40
1	Holcim Ltd.	35
—	Inficon Holdings AG	23
6	Julius Baer Group Ltd.	262
—	Kuehne & Nagel International AG	54
—	LEM Holdings S.A.	19
—	Lindt & Spruengli AG	31
2	Micronas Semiconductor Holding AG	14
3	Novartis AG	267
1	Roche Holding AG	250
1	Tecan Group AG	53
22	UBS AG ●	369
		1,777
	Taiwan - 2.6%
6	Advantech Co., Ltd.	42
4	AirTac International Group	38
17	Catcher Technology Co., Ltd.	145
21	Compal Electronics, Inc.	15
15	Globalwafers Co., Ltd. ●	44
1	Hermes Microvision, Inc.	40
4	Pchome Online, Inc.	40
5	Silergy Corp.	36
91	Taiwan Semiconductor Manufacturing Co., Ltd.	403
		803
	Thailand - 0.5%
96	Precious Shipping Public Co., Ltd.	41
43	PTT Chemical Public Co., Ltd.	75
14	Total Access Communication Public Co., Ltd.	39
		155
	United Kingdom - 11.9%
3	Anglo American plc	53
14	Arm Holdings plc	211
8	Ashtead Group plc	132
5	AstraZeneca plc	337

4

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 94.3% - (continued)
	United Kingdom - 11.9% - (continued)
3	Berendsen plc	$52
7	BG Group plc	88
31	Booker Group plc	70
19	BP plc	123
5	British American Tobacco plc	303
9	Burberry Group plc	245
8	Compass Group plc	136
6	Diageo Capital plc	188
5	Halma plc	54
13	Hays plc	31
8	Home Retail Group	23
15	HSBC Holdings plc	140
10	International Consolidated Airlines Group S.A. ●	79
7	J. Sainsbury plc	29
3	Jardine Lloyd Thompson Group plc	45
10	Lonmin plc ●	23
13	National Grid plc	187
8	Prudential plc	200
2	Reckitt Benckiser Group plc	201
12	Saga plc ●	33
7	SIG plc	20
9	Smith & Nephew plc	153
4	Spectris plc	113
2	Spirax-Sarco Engineering plc	91
2	SSP Group plc ●	10
4	Standard Chartered plc	56
3	SuperGroup plc ●	36
1	Victrex plc	35
3	WH Smith plc	65
1	Whitbread plc	50
6	WPP plc	122
		3,734
	United States - 1.0%
2	Homeinns Hotel Group ●	55
3	Markit Ltd. ●	85
2	Qihoo 360 Technology Co., Ltd. ●	103
2	XL Group plc	75
		318
	Total Common Stocks
	(Cost $29,348)	$29,534

Preferred Stocks - 0.4%
	Germany - 0.4%
3	ProSieben Sat.1 Media AG	$136

	Total Preferred Stocks
	(Cost $131)	$136

Exchange Traded Funds - 1.8%
	United States - 1.8%
2	iShares MSCI ACWI ex US ETF	$81
8	iShares MSCI EAFE ETF	480
		561
	Total Exchange Traded Funds
	(Cost $555)	$561

	Total Long-Term Investments (Cost $30,034)	$30,231

Short-Term Investments - 2.8%
	Repurchase Agreements - 2.8%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $1, collateralized by U.S. Treasury Note 0.88%, 2017, value of $1)
$1	0.04%, 1/31/15	$1
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $36, collateralized by FHLMC 3.50% -
4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $37)
36	0.06%, 1/31/15	36
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $264,
collateralized by U.S. Treasury Bill 0.04% -
0.25%, 2015 - 2016, U.S. Treasury Bond 3.00%
- 9.88%, 2015 - 2044, U.S. Treasury Note 0.25%
	- 4.63%, 2015 - 2022, value of $270)
264	0.05%, 1/31/15	264
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $62,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $63)
62	0.06%, 1/31/15	62
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $176, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $180)
176	0.04%, 1/31/15	176
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $115, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $117)
115	0.05%, 1/31/15	115
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $10, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $10)
10	0.05%, 1/31/15	10
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $42, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $43)
42	0.06%, 1/31/15	42
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $3)
3	0.06%, 1/31/15	3

5

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 2.8% - (continued)
	Repurchase Agreements - 2.8% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $157, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $160)
$157	0.07%, 1/31/15		$157
			866
	Total Short-Term Investments
	(Cost $866)		$866

	Total Investments
	(Cost $30,900) ▲	99.3%	$31,097
	Other Assets and Liabilities	0.7%	207
	Total Net Assets	100.0%	$31,304

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $31,127 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,538
Unrealized Depreciation	(2,568)
Net Unrealized Depreciation	$(30)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value and percentage of net assets of these securities rounds to zero. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
09/2011 - 10/2011	80	China High Precision Automation Group Ltd.	$31

The aggregate value and percentage of net assets of these securities at January 31, 2015, rounds to zero.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $5 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	02/03/2015	JPM	$6	$6	$–	$–
CHF	Sell	02/02/2015	BNP	24	24	–	–
EUR	Buy	02/02/2015	MSC	4	4	–	–
EUR	Buy	02/03/2015	MSC	32	32	–	–
EUR	Sell	02/03/2015	BCLY	15	15	–	–
GBP	Buy	02/02/2015	BMO	11	11	–	–
GBP	Buy	02/03/2015	BNP	24	24	–	–
JPY	Buy	02/03/2015	DEUT	1	1	–	–
JPY	Buy	02/02/2015	NAB	29	29	–	–
JPY	Sell	02/03/2015	DEUT	5	5	–	–
JPY	Sell	02/02/2015	NAB	5	5	–	–
JPY	Sell	02/04/2015	WEST	5	5	–	–
MXN	Buy	02/04/2015	MSC	5	5	–	–
MXN	Sell	02/05/2015	JPM	3	3	–	–
SEK	Buy	02/03/2015	JPM	6	6	–	–
Total						$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican New Peso
SEK	Swedish Krona

Index Abbreviations:
ACWI	All Country World
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

7

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.5%
Consumer Staples	7.7
Energy	2.7
Financials	17.9
Health Care	11.4
Industrials	14.9
Information Technology	11.3
Materials	8.5
Services	3.4
Utilities	3.2
Total	96.5%
Short-Term Investments	2.8
Other Assets and Liabilities	0.7
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

8

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$112	$112	$–	$–
Australia	836	44	792	–
Austria	16	–	16	–
Belgium	660	13	647	–
Brazil	277	277	–	–
Canada	751	751	–	–
Cayman Islands	33	33	–	–
Chile	17	17	–	–
China	2,228	1,108	1,120	–
Denmark	582	–	582	–
Finland	315	–	315	–
France	3,078	10	3,068	–
Germany	992	5	987	–
Greece	132	–	132	–
Hong Kong	954	6	948	–
Hungary	44	–	44	–
India	188	108	80	–
Ireland	216	–	216	–
Israel	254	254	–	–
Italy	760	43	717	–
Japan	6,031	–	6,031	–
Jersey	99	–	99	–
Luxembourg	21	–	21	–
Malaysia	321	285	36	–
Mexico	397	397	–	–
Netherlands	768	87	681	–
Norway	26	–	26	–
Panama	190	190	–	–
Portugal	54	–	54	–
Russia	56	56	–	–
Singapore	357	81	276	–
South Africa	72	16	56	–
South Korea	742	–	742	–
Spain	130	–	130	–
Sweden	1,038	–	1,038	–
Switzerland	1,777	443	1,334	–
Taiwan	803	44	759	–
Thailand	155	–	155	–
United Kingdom	3,734	46	3,688	–
United States	318	318	–	–
Total	$29,534	$4,744	$24,790	$–
Exchange Traded Funds	561	561	–	–
Preferred Stocks	136	–	136	–
Short-Term Investments	866	–	866	–
Total	$31,097	$5,305	$25,792	$–
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

9

Hartford International Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

♦	For the three-month period ended January 31, 2015, investments valued at $528 were transferred from Level 1 to Level 2, and investments valued at $324 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$—	$(11)	$6	†	$—	$—	$(18)	$23	$—	$—
Total	$—	$(11)	$6		$—	$—	$(18)	$23	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

10

The Hartford International Growth Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.6%
	Australia - 2.5%
1,131	Alumina Ltd. ●	$1,693
79	Seek Ltd.	1,085
1,139	Spotless Group Holdings Ltd. ●	1,644
		4,422
	Belgium - 1.3%
19	Anheuser-Busch InBev N.V.	2,281

	Canada - 6.0%
99	Alimentation Couche-Tard, Inc.	3,865
151	CAE, Inc.	1,854
14	Magna International, Inc.	1,312
51	Methanex Corp.	2,276
297	Trican Well Service Ltd.	1,147
		10,454
	China - 7.8%
5	Baidu, Inc. ADR ●	1,086
1,409	China Construction Bank	1,128
5,639	Greatview Aseptic Packaging Co., Ltd.	2,570
948	Guangdong Investment Ltd.	1,273
848	Lenovo Group Ltd.	1,092
697	PICC Property and Casualty Co., Ltd.	1,359
131	WuXi PharmaTech Cayman, Inc. ●	5,259
		13,767
	Denmark - 4.2%
133	DSV AS	4,203
46	Novo Nordisk A/S	2,033
16	Pandora A/S	1,172
		7,408
	Finland - 1.3%
24	Kone Oyj Class B	1,077
25	Sampo Oyj Class A	1,219
		2,296
	France - 8.3%
37	Cie Generale d'Optique Essilor International S.A.	4,126
89	Edenred	2,553
39	Renault S.A.	2,968
24	Valeo S.A.	3,385
75	Vallourec S.A.	1,634
		14,666
	Germany - 1.4%
92	Tom Tailor Holding AG ●	1,129
30	United Internet AG	1,320
		2,449
	Hong Kong - 3.0%
214	AAC Technologies Holdings, Inc.	1,364
334	AIA Group Ltd.	1,938
117	Tencent Holdings Ltd. ●	1,981
		5,283
	India - 3.6%
117	Axis Bank Ltd. ●	1,105
45	HCL Technologies Ltd.	1,312
81	HDFC Bank Ltd.	1,405
106	ICICI Bank Ltd.	1,268
211	ITC Ltd.	1,253
		6,343
	Israel - 3.0%
16	Check Point Software Technologies Ltd. ADR ●	1,267
72	Teva Pharmaceutical Industries Ltd. ADR	4,077
		5,344
	Japan - 8.3%
100	Astellas Pharma, Inc.	1,537
101	Bridgestone Corp.	4,023
11	Daito Trust Construction Co., Ltd.	1,213
49	Ono Pharmaceutical Co., Ltd.	5,204
893	Taiheyo Cement Corp.	2,622
		14,599
	Jersey - 0.9%
433	Glencore plc	1,613

	Malaysia - 2.1%
4,771	AirAsia Berhad	3,683

	Netherlands - 2.0%
23	AerCap Holdings N.V. ●	909
14	ASML Holding N.V.	1,466
13	NXP Semiconductors N.V. ●	1,044
		3,419
	Norway - 0.5%
65	DNB ASA	947

	Panama - 1.7%
28	Copa Holdings S.A. Class A	3,026

	Singapore - 1.9%
571	Singapore Exchange Ltd.	3,276

	Sweden - 3.5%
170	Electrolux AB Series B	5,223
74	Skandinaviska Enskilda Banken Ab	894
		6,117
	Switzerland - 6.4%
11	Actelion Ltd.	1,219
1	Givaudan	1,172
35	Novartis AG	3,383
5	Partners Group	1,246
11	Roche Holding AG	2,918
4	Zurich Financial Services AG	1,336
		11,274
	Taiwan - 7.2%
412	Catcher Technology Co., Ltd.	3,603
193	Delta Electronics, Inc.	1,179
17	Largan Precision Co., Ltd.	1,380
71	MediaTek, Inc.	1,079
1,247	Taiwan Semiconductor Manufacturing Co., Ltd.	5,485
		12,726
	Thailand - 0.7%
176	Kasikornbank Public Co., Ltd.	1,203

	Turkey - 0.7%
290	Turkiye Garanti Bankasi A.S.	1,221

	United Kingdom - 14.8%
220	Arm Holdings plc	3,427
133	Ashtead Group plc	2,168
18	AstraZeneca plc	1,268
412	Booker Group plc	925

1

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 97.6% - (continued)
	United Kingdom - 14.8% - (continued)
42	British American Tobacco plc		$2,379
154	Burberry Group plc		4,000
93	Compass Group plc		1,600
250	Direct Line Insurance Group plc		1,174
111	IG Group Holdings plc		1,200
28	Imperial Tobacco Group plc		1,322
13	Next plc		1,454
19	Reckitt Benckiser Group plc		1,620
144	Sage (The) Group plc		1,040
99	Sky plc		1,381
62	Smith & Nephew plc		1,111
			26,069
	United States - 4.5%
4	Actavis plc ●		1,042
21	Amdocs Ltd.		988
14	Aon plc		1,240
13	Medtronic plc		945
24	Sensata Technologies Holding N.V. ●		1,200
13	Wabco Holdings, Inc. ●		1,212
36	XL Group plc		1,229
			7,856
	Total Common Stocks
	(Cost $163,191)		$171,742

Preferred Stocks - 0.6%
	Germany - 0.6%
23	ProSieben Sat.1 Media AG		$1,039

	Total Preferred Stocks
	(Cost $1,003)		$1,039

	Total Long-Term Investments (Cost $164,194)		$172,781

Short-Term Investments - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $4, collateralized by U.S. Treasury Note 0.88%, 2017, value of $4)
$4	0.04%, 1/31/15		$4
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $149, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $152)
149	0.06%, 1/31/15		149
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,082, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $1,104)
1,082	0.05%, 1/31/15		1,082
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $252,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $257)
252	0.06%, 1/31/15		252
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $721, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $735)
721	0.04%, 1/31/15		721
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $469, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $478)
469	0.05%, 1/31/15		469
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $41, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $42)
41	0.05%, 1/31/15		41
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $172, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $176)
172	0.06%, 1/31/15		172
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $11, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $11)
11	0.06%, 1/31/15		11
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $643, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $656)
643	0.07%, 1/31/15		643
			3,544
	Total Short-Term Investments
	(Cost $3,544)		$3,544

	Total Investments
	(Cost $167,738) ▲	100.2%	$176,325
	Other Assets and Liabilities	(0.2)%	(410)
	Total Net Assets	100.0%	$175,915

2

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $168,113 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$19,088
Unrealized Depreciation	(10,876)
Net Unrealized Appreciation	$8,212

●	Non-income producing.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	02/03/2015	JPM	$131	$131	$–	$–
EUR	Buy	02/03/2015	BCLY	1,071	1,072	1	–
GBP	Sell	02/03/2015	BNP	219	220	–	(1)
Total						$1	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.2%
Consumer Staples	7.8
Energy	0.7
Financials	14.6
Health Care	19.1
Industrials	14.0
Information Technology	17.2
Materials	6.9
Utilities	0.7
Total	98.2%
Short-Term Investments	2.0
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$4,422	$–	$4,422	$–
Belgium	2,281	–	2,281	–
Canada	10,454	10,454	–	–
China	13,767	6,345	7,422	–
Denmark	7,408	–	7,408	–
Finland	2,296	–	2,296	–
France	14,666	–	14,666	–
Germany	2,449	–	2,449	–
Hong Kong	5,283	–	5,283	–
India	6,343	1,268	5,075	–
Israel	5,344	5,344	–	–
Japan	14,599	–	14,599	–
Jersey	1,613	–	1,613	–
Malaysia	3,683	3,683	–	–
Netherlands	3,419	1,953	1,466	–
Norway	947	–	947	–
Panama	3,026	3,026	–	–
Singapore	3,276	–	3,276	–
Sweden	6,117	–	6,117	–
Switzerland	11,274	–	11,274	–
Taiwan	12,726	–	12,726	–
Thailand	1,203	–	1,203	–
Turkey	1,221	–	1,221	–
United Kingdom	26,069	–	26,069	–
United States	7,856	7,856	–	–
Total	$171,742	$39,929	$131,813	$–
Preferred Stocks	1,039	–	1,039	–
Short-Term Investments	3,544	–	3,544	–
Total	$176,325	$39,929	$136,396	$–
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2015, investments valued at $3,318 were transferred from Level 1 to Level 2, and investments valued at $3,186 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3%
	Belgium - 3.4%
390	Anheuser-Busch InBev N.V.	$47,626

	Brazil - 1.0%
583	BB Seguridade Participacoes	6,390
1,382	Petroleo Brasileiro S.A. ADR	8,305
		14,695
	Canada - 4.7%
293	Canadian National Railway Co.	19,285
502	Imperial Oil Ltd.	18,655
156	Restaurant Brands International, Inc. ●	6,057
489	Transcanada Corp.	21,755
		65,752
	China - 4.0%
57	Alibaba Group Holding Ltd. ●	5,064
69	Baidu, Inc. ADR ●	15,119
18,410	China Construction Bank	14,737
1,980	ENN Energy Holdings Ltd.	11,704
4,668	PICC Property and Casualty Co., Ltd.	9,104
		55,728
	Denmark - 0.2%
156	H. Lundbeck A/S	3,173

	Finland - 0.9%
282	Kone Oyj Class B	12,732

	France - 8.9%
271	Air Liquide	34,164
191	Cie Generale d'Optique Essilor International S.A.	21,233
269	Groupe Eurotunnel S.E.	3,608
299	Legrand S.A.	16,038
760	Orange S.A.	13,367
159	Rexel S.A.	2,978
98	Schneider Electric S.A.	7,380
95	Unibail Rodamco REIT	26,728
		125,496
	Germany - 3.9%
151	Brenntag AG	8,221
100	Continental AG	22,481
713	Deutsche Annington Immobile	24,776
		55,478
	Greece - 0.6%
13,603	Alpha Bank A.E. ●	4,970
458	Hellenic Telecommunications Organization S.A. ●	3,775
		8,745
	Hong Kong - 1.3%
813	Hong Kong Exchanges & Clearing Ltd.	18,704

	India - 3.4%
196	Bharti Infratel Ltd.	1,143
79	Divi's Laboratories Ltd. ●	2,217
4,135	ICICI Bank Ltd. ●	24,022
545	ITC Ltd.	3,234
197	Mahindra & Mahindra Ltd.	4,015
970	Power Grid Corp. of India Ltd.	2,314
805	Punjab National Bank ●	2,453
1,741	State Bank of India ●	8,660
		48,058
	Ireland - 2.6%
36,182	Bank of Ireland ●	10,889
1,057	CRH plc	25,530
		36,419
	Italy - 6.7%
968	Assicurazioni Generali S.p.A.	20,426
283	Banca Generali S.p.A.	7,915
1,295	FinecoBank Banca Fineco S.p.A. ●	6,969
3,512	Intesa Sanpaolo S.p.A.	10,270
450	Luxottica Group S.p.A.	26,749
4,335	Snam S.p.A.	21,212
		93,541
	Japan - 20.2%
171	Aisin Seiki Co., Ltd.	5,962
365	Asahi Group Holdings Ltd.	11,963
330	Asics Corp.	8,092
89	Daito Trust Construction Co., Ltd.	9,891
576	Daiwa House Industry Co., Ltd.	10,615
243	Eisai Co., Ltd.	12,131
1,409	Hitachi Ltd.	10,641
386	Honda Motor Co., Ltd.	11,660
685	Isuzu Motors Ltd.	9,115
245	Kansai Electric Power Co., Inc. ●	2,364
263	Kyushu Electric Power Co., Inc. ●	2,536
479	M3, Inc.	9,639
183	Mitsubishi Estate Co., Ltd.	3,682
2,429	Mitsubishi UFJ Financial Group, Inc.	12,907
696	Mitsui Fudosan Co., Ltd.	17,588
3,690	NEC Corp.	10,423
382	Nippon Telegraph & Telephone Corp.	22,605
358	Olympus Corp. ●	12,375
267	Ono Pharmaceutical Co., Ltd.	28,134
472	Rakuten, Inc.	6,530
634	Seven & I Holdings Co., Ltd.	23,183
173	Shikoku Electric Power Co. ●	2,178
626	T&D Holdings, Inc.	7,048
348	Takeda Pharmaceutical Co., Ltd.	17,409
446	Tokio Marine Holdings, Inc.	15,567
		284,238
	Luxembourg - 0.4%
59	Altice N.A. ●	4,942

	Mexico - 0.2%
1,320	Corporacion Inmobiliaria Vesta S. de RL de C.V. ☼	2,553

	Netherlands - 5.8%
111	ASML Holding N.V.	11,586
1,748	ING Groep N.V. ●	21,733
4,174	Koninklijke (Royal) KPN N.V.	12,882
201	NXP Semiconductors N.V. ●	15,947
639	Royal Dutch Shell plc	19,466
		81,614
	Romania - 0.2%
284	Electrica S.A. ■●‡	3,449

	South Korea - 1.2%
323	Hynix Semiconductor, Inc.	13,932
80	Korea Electric Power Corp.	3,122
		17,054

1

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3% - (continued)
	Sweden - 4.0%
426	Assa Abloy Ab	$23,289
624	Electrolux AB Series B	19,203
587	SKF AB Class B	13,841
		56,333
	Switzerland - 9.6%
138	Adecco S.A.	10,346
72	Compagnie Financiere Richemont S.A.	6,005
492	Julius Baer Group Ltd.	20,002
524	Novartis AG	51,084
86	Roche Holding AG	23,114
1,442	UBS AG ●	24,173
		134,724
	Taiwan - 1.9%
5,932	Taiwan Semiconductor Manufacturing Co., Ltd.	26,088

	Turkey - 0.4%
1,282	Turkiye Garanti Bankasi A.S.	5,389

	United Kingdom - 10.3%
684	AstraZeneca plc	48,717
61	Derwent London plc REIT	2,986
657	Diageo Capital plc	19,440
1,276	Direct Line Insurance Group plc	5,984
1,070	International Consolidated Airlines Group S.A. ●	8,714
120	Schroders plc	5,198
1,741	Sky plc	24,273
1,318	WPP plc	28,980
		144,292
	United States - 0.5%
282	Markit Ltd. ●	7,414

	Total Common Stocks
	(Cost $1,302,202)	$1,354,237

	Total Long-Term Investments
	(Cost $1,302,202)	$1,354,237

Short-Term Investments - 3.7%
	Other Direct Federal Obligations - 0.6%
	FHLB
$8,761	0.13%, 2/20/2015 ○	$8,760

	Repurchase Agreements - 3.1%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $42, collateralized by U.S. Treasury Note 0.88%, 2017, value of $44)
$42	0.04%, 1/31/15	$42
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,849, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
	4.50%, 2025 - 2045, value of $1,886)
1,849	0.06%, 1/31/15	1,849
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$13,411, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $13,680)
13,411	0.05%, 1/31/15	13,411
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$3,122, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S. Treasury
Bill 0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $3,185)
3,122	0.06%, 1/31/15	3,122
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $8,934, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $9,112)
8,934	0.04%, 1/31/15	8,934
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $5,808, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $5,924)
5,808	0.05%, 1/31/15	5,808
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $509, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $519)
509	0.05%, 1/31/15	509
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,136, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury Note
	2.38% - 3.63%, 2020 - 2024, value of $2,179)
2,136	0.06%, 1/31/15	2,136
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $131, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $134)
131	0.06%, 1/31/15	131

2

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 3.7% - (continued)
	Repurchase Agreements - 3.1% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $7,972, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $8,131)
$7,972	0.07%, 1/31/15		$7,972
			43,914
	Total Short-Term Investments
	(Cost $52,674)		$52,674

	Total Investments
	(Cost $1,354,876) ▲	100.0%	$1,406,911
	Other Assets and Liabilities	—%	146
	Total Net Assets	100.0%	$1,407,057

3

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:  Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $1,359,596 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$111,088
Unrealized Depreciation	(63,773)
Net Unrealized Appreciation	$47,315

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $3,449, which represents 0.2% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $2,431 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	02/03/2015	MSC	$1,997	$1,983	$–	$(14)
EUR	Buy	02/02/2015	MSC	5,328	5,323	–	(5)
EUR	Sell	02/03/2015	BCLY	320	320	–	–
EUR	Sell	02/02/2015	JPM	3,826	3,808	18	–
EUR	Sell	02/03/2015	MSC	1,637	1,635	2	–
GBP	Buy	02/02/2015	BMO	23	23	–	–
HKD	Buy	02/03/2015	JPM	3,560	3,560	–	–
HKD	Sell	02/02/2015	JPM	2,708	2,708	–	–
JPY	Buy	02/03/2015	DEUT	4,669	4,687	18	–
JPY	Buy	02/04/2015	WEST	3,363	3,367	4	–
JPY	Sell	02/02/2015	NAB	2,092	2,098	–	(6)
MXN	Buy	02/05/2015	JPM	200	200	–	–
MXN	Buy	02/04/2015	MSC	2,261	2,232	–	(29)
Total						$42	$(54)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
WEST	Westpac International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso

Other Abbreviations:
ADR	American Depositary Receipt
FHLB FHLMC	Federal Home Loan Bank Federal Home Loan Martgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.1%
Consumer Staples	7.4
Energy	4.9
Financials	25.7
Health Care	16.3
Industrials	9.0
Information Technology	8.3
Materials	4.2
Services	3.9
Utilities	3.5
Total	96.3%
Short-Term Investments	3.7
Other Assets and Liabilities	0.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Currency Concentration of Securities
as of January 31, 2015
Percentage of
Description	Net Assets
Brazilian Real	0.4%
British Pound	13.5
Canadian Dollar	4.7
Danish Kroner	0.2
Euro	28.9
Hong Kong Dollar	3.8
Indian Rupee	3.4
Japanese Yen	20.2
Mexican New Peso	0.2
Republic of Korea Won	1.2
Swedish Krona	4.0
Swiss Franc	9.6
Taiwanese Dollar	1.9
Turkish New Lira	0.4
United States Dollar	7.6
Other Assets and Liabilities	0.0
Total	100.0%

6

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Belgium	$47,626	$–	$47,626	$–
Brazil	14,695	14,695	–	–
Canada	65,752	65,752	–	–
China	55,728	20,183	35,545	–
Denmark	3,173	–	3,173	–
Finland	12,732	–	12,732	–
France	125,496	–	125,496	–
Germany	55,478	–	55,478	–
Greece	8,745	–	8,745	–
Hong Kong	18,704	–	18,704	–
India	48,058	1,143	46,915	–
Ireland	36,419	–	36,419	–
Italy	93,541	–	93,541	–
Japan	284,238	–	284,238	–
Luxembourg	4,942	4,942	–	–
Mexico	2,553	2,553	–	–
Netherlands	81,614	15,947	65,667	–
Romania	3,449	3,449	–	–
South Korea	17,054	–	17,054	–
Sweden	56,333	–	56,333	–
Switzerland	134,724	24,173	110,551	–
Taiwan	26,088	–	26,088	–
Turkey	5,389	–	5,389	–
United Kingdom	144,292	–	144,292	–
United States	7,414	7,414	–	–
Total	$1,354,237	$160,251	$1,193,986	$–
Short-Term Investments	52,674	–	52,674	–
Total	$1,406,911	$160,251	$1,246,660	$–
Foreign Currency Contracts*	$42	$–	$42	$–
Total	$42	$–	$42	$–
Liabilities:
Foreign Currency Contracts*	$54	$–	$54	$–
Total	$54	$–	$54	$–

♦	For the three-month period ended January 31, 2015, investments valued at $4,730 were transferred from Level 1 to Level 2, and investments valued at $3,824 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford International Small Company Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 91.9%
	Australia - 4.7%
296	Challenger Financial Services Group Ltd.	$1,442
547	Karoon Gas Australia Ltd. ●	889
478	NuFarm Ltd.	2,102
498	SAI Global Ltd.	1,515
1,570	Spotless Group Holdings Ltd. ●	2,267
283	Super Retail Group Ltd.	1,910
724	Tox Free Solutions Ltd.	1,635
2,232	Transpacific Industries Group Ltd.	1,433
665	Vocation Ltd. ⌂†	116
		13,309
	Austria - 1.3%
46	Andritz AG	2,486
20	Schoeller-Bleckmann Oilfield Equipment AG	1,158
		3,644
	Belgium - 2.3%
19	Ackermans & van Haaren N.V.	2,207
27	Compagnie d'Entreprises CFE	2,587
54	D'ieteren S.A.	1,759
		6,553
	Brazil - 0.4%
405	Magazine Luiza S.A.	1,024

	China - 1.2%
84	WuXi PharmaTech Cayman, Inc. ●	3,372

	Colombia - 0.1%
89	Pacific Rubiales Energy Corp.	205

	Denmark - 2.9%
99	DSV AS	3,132
138	H. Lundbeck A/S	2,811
104	Matas A/S	2,251
		8,194
	Finland - 0.2%
39	Tikkurila Oyj	700

	France - 2.6%
29	Eurazeo	2,032
39	Imerys S.A.	2,811
6	Virbac S.A.	1,368
10	Wendel S.A.	1,096
		7,307
	Germany - 3.5%
35	ElringKlinger AG	1,236
33	Grenke Leasing	3,533
47	Rheinmetall AG	2,053
74	SAF-Holland S.A.	1,099
36	STRATEC Biomedical AG	1,931
		9,852
	Greece - 0.5%
159	Grivalia Properties REIC	1,416

	Hong Kong - 0.6%
445	Shanghai Fosun Pharmaceutical Co., Ltd.	1,604

	Indonesia - 0.3%
8,043	Gajah Tunggal Tbk PT	923

	Italy - 5.8%
415	Anima Holding S.p.A. ●	2,073
149	Autogrill S.p.A. ●	1,273
47	Banca Generali S.p.A.	1,300
2,544	Beni Stabili S.p.A.	1,902
121	Brunello Cucinelli S.p.A.	2,500
40	DiaSorin S.p.A.	1,607
36	EI Towers S.p.A. ●	1,770
795	Immobiliare Grande Distribuzione REIT	653
62	Moncler S.p.A.	928
250	RAI Way S.p.A. ●	974
53	Salvatore Ferragamo Italia S.p.A.	1,526
		16,506
	Japan - 34.8%
68	Asahi Intecc Co., Ltd.	3,583
36	CyberAgent, Inc.	1,576
—	DA Office Investment Corp.	1,027
159	Denyo Co., Ltd.	2,621
98	DMG Mori Seiki Co., Ltd.	1,274
43	Exedy Corp.	950
334	Ferrotec Corp.	1,678
2	GLP J-REIT	2,575
59	Hoshizaki Electric Co., Ltd.	2,986
75	IBJ Leasing Co., Ltd.	1,413
94	Ichiyoshi Securities Co., Ltd.	947
656	IHI Corp.	3,418
161	IIDA Group Holdings Co., Ltd.	1,999
74	Internet Initiative Japan, Inc.	1,544
32	Jaccs Co., Ltd.	149
93	Jamco Corp.	2,522
488	Kawasaki Heavy Industries Ltd.	2,338
267	Kenedix, Inc.	1,199
1,475	Kobe Steel Ltd.	2,587
231	Makino Milling Machine Co.	1,985
89	Message Co., Ltd.	2,387
406	Mitsubishi Gas Chemical Co.	1,836
475	Mitsubishi Materials Corp.	1,498
771	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,337
222	Nikkiso Co., Ltd.	1,956
86	Nippon Shinyaku Co., Ltd.	2,841
141	Nippon Shokubai Co., Ltd.	1,894
161	Pocket Card Co., Ltd.	715
221	Sanken Electric Co., Ltd.	1,807
289	Sanwa Holdings Corp.	2,000
1,917	Shinsei Bank Ltd.	3,475
150	Shizuoka Gas Co., Ltd.	960
1,363	Showa Denko K.K.	1,742
175	Sumco Corp.	2,939
87	Sumisho Computer Systems Corp.	2,156
42	TDK Corp.	2,592
599	Teijin Ltd.	1,784
127	Tenma Corp.	1,687
57	THK Co., Ltd.	1,394
478	Tokyo Steel Manufacturing Co., Ltd.	3,590
63	Tokyo TY Financial Group, Inc. ●	1,816
23	Tsuruha Holdings, Inc.	1,566
61	Welcia Holdings Co., Ltd. ●	2,242
84	Yamato Kogyo Co.	2,154
221	Yaskawa Electric Corp.	2,826
90	Yokogawa Electric Corp.	937
115	Zenkoku Hosho Co., Ltd.	3,655

1

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 91.9% - (continued)
	Japan - 34.8% - (continued)
59	Zuiko Corp.	$2,308
		98,465
	Luxembourg - 1.8%
138	Braas Monier Building Group ●	2,819
96	Reinet Investments S.A.	2,133
		4,952
	Netherlands - 1.6%
71	Constellium N.V. ●	1,309
287	USG People N.V.	3,305
		4,614
	Norway - 1.1%
183	Kongsberg Gruppen ASA	3,098

	Panama - 0.5%
14	Copa Holdings S.A. Class A	1,472

	Russia - 0.2%
154	O'Key Group S.A. GDR ■	515

	South Africa - 0.7%
362	Gold Fields Ltd.	2,086

	South Korea - 2.0%
7	CJ O Shopping Co., Ltd.	1,379
18	Green Cross Corp.	2,270
72	Nexen Tire Corp.	1,021
21	Samsung Securities Co., Ltd.	925
		5,595
	Sweden - 1.0%
266	Bufab Holding AB ●	1,912
78	Haldex AB	1,053
		2,965
	Switzerland - 5.3%
19	Dufry Group ●	2,824
151	Gategroup Holding AG	4,188
9	Kuoni Reisen Holding AG	2,934
82	Oc Oerlikon Corp. Ag-Reg	929
9	Partners Group	2,360
17	Tecan Group AG	1,721
		14,956
	United Kingdom - 16.5%
626	B&M European Value Retail S.A.	2,973
35	Berkeley (The) Group Holdings plc	1,294
222	Big Yellow Group REIT	2,041
872	Booker Group plc	1,958
181	Chemring Group plc	588
157	Concentric AB	2,000
419	Crest Nicholson Holdings Ltd.	2,583
160	De La Rue plc	1,245
580	Direct Line Insurance Group plc	2,719
427	Elementis plc	1,774
856	Hansteen Holdings plc REIT	1,455
1,304	Hays plc	3,039
65	Hunting plc	388
176	IG Group Holdings plc	1,915
65	James Fisher & Sons plc	1,081
110	Keller Group plc	1,466
113	Kennedy Wilson Europe Real Estate plc	1,765
72	Kier Group plc	1,698
426	Mears Group plc	2,660
324	Michael Page International plc	2,266
483	Ophilr Energy plc ●	978
263	Polypipe Group plc ●	960
135	Savills plc	1,478
291	TSB Banking Group plc ●	1,167
668	Tyman plc	3,130
282	Unite Group plc	2,082
		46,703
	Total Common Stocks
	(Cost $267,943)	$260,030

	Total Long-Term Investments (Cost $267,943)	$260,030

Short-Term Investments - 2.1%
	Repurchase Agreements - 2.1%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $6, collateralized by U.S. Treasury Note 0.88%, 2017, value of $6)
$6	0.04%, 1/31/15	$6
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $249, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $254)
249	0.06%, 1/31/15	249
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,805, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $1,841)
1,805	0.05%, 1/31/15	1,805
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $420,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $429)
420	0.06%, 1/31/15	420
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,202, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $1,227)
1,202	0.04%, 1/31/15	1,202
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $782, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $797)
782	0.05%, 1/31/15	782

2

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 2.1% - (continued)
	Repurchase Agreements - 2.1% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $69, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $70)
$69	0.05%, 1/31/15		$69
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $287, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $293)
287	0.06%, 1/31/15		287
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $18, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $18)
18	0.06%, 1/31/15		18
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,073, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $1,095)
1,073	0.07%, 1/31/15		1,073
			5,911
	Total Short-Term Investments
	(Cost $5,911)		$5,911

	Total Investments
	(Cost $273,854) ▲	94.0%	$265,941
	Other Assets and Liabilities	6.0%	16,874
	Total Net Assets	100.0%	$282,815

3

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $278,268 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,224
Unrealized Depreciation	(34,551)
Net Unrealized Depreciation	$(12,327)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $116, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $515, which represents 0.2% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2014 - 10/2014	665	Vocation Ltd.	$1,653

At January 31, 2015, the aggregate value of these securities was $116, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Buy	02/02/2015	BNP	$30	$30	$–	$–
EUR	Buy	02/03/2015	BCLY	373	373	–	–
GBP	Sell	02/02/2015	BMO	443	444	–	(1)
JPY	Sell	02/03/2015	DEUT	95	95	–	–
JPY	Sell	02/02/2015	NAB	68	68	–	–
JPY	Sell	02/04/2015	WEST	141	141	–	–
Total						$–	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
NAB	National Australia Bank Limited
WEST	Westpac International

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
JPY	Japanese Yen

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	3.4
Energy	1.7
Financials	20.5
Health Care	9.8
Industrials	27.3
Information Technology	6.3
Materials	10.4
Utilities	0.3
Total	91.9%
Short-Term Investments	2.1
Other Assets and Liabilities	6.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities
as of January 31, 2015
Percentage of
Description	Net Assets
Australian Dollar	4.7%
Brazilian Real	0.4
British Pound	15.8
Canadian Dollar	0.1
Danish Kroner	2.9
Euro	19.2
Hong Kong Dollar	0.6
Indonesian New Rupiah	0.3
Japanese Yen	34.8
Norwegian Krone	1.1
Republic of Korea Won	2.0
South African Rand	0.7
Swedish Krona	1.7
Swiss Franc	5.3
United States Dollar	4.4
Other Assets and Liabilities	6.0
Total	100.0%

5

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$13,309	$1,433	$11,760	$116
Austria	3,644	–	3,644	–
Belgium	6,553	1,759	4,794	–
Brazil	1,024	1,024	–	–
China	3,372	3,372	–	–
Colombia	205	205	–	–
Denmark	8,194	–	8,194	–
Finland	700	–	700	–
France	7,307	–	7,307	–
Germany	9,852	–	9,852	–
Greece	1,416	–	1,416	–
Hong Kong	1,604	–	1,604	–
Indonesia	923	–	923	–
Italy	16,506	8,753	7,753	–
Japan	98,465	–	98,465	–
Luxembourg	4,952	–	4,952	–
Netherlands	4,614	1,309	3,305	–
Norway	3,098	–	3,098	–
Panama	1,472	1,472	–	–
Russia	515	515	–	–
South Africa	2,086	–	2,086	–
South Korea	5,595	–	5,595	–
Sweden	2,965	1,912	1,053	–
Switzerland	14,956	2,934	12,022	–
United Kingdom	46,703	7,962	38,741	–
Total	$260,030	$32,650	$227,264	$116
Short-Term Investments	5,911	–	5,911	–
Total	$265,941	$32,650	$233,175	$116
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2015, investments valued at $14,522 were transferred from Level 1 to Level 2, and investments valued at $8,999 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

6

The Hartford International Small Company Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$—	$—	$(414	)†	$—	$—	$—	$530	$—	$116
Total	$—	$—	$(414)		$—	$—	$—	$530	$—	$116

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(414).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford International Value Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4%
	Australia - 0.9%
5,407	Aquarius Platinum Ltd. ●	$1,177
764	Energy Resources of Australia Ltd. ●	776
1,991	Qantas Airways Ltd. ●	4,012
5,093	Resolute Mining Ltd. ●	1,528
		7,493
	Austria - 0.3%
101	Zumtobel Group AG	2,316

	Belgium - 1.6%
207	Ageas	7,094
762	Agfa Gevaert N.V. ●	1,781
43	Delhaize-Le Lion S.A.	3,566
		12,441
	Brazil - 0.4%
63	HRT Participacoes em Petroleo S.A. ●	92
563	Petroleo Brasileiro S.A. ADR	3,385
		3,477
	Canada - 3.3%
311	Barrick Gold Corp.	3,973
661	Centerra Gold, Inc.	3,966
812	Eldorado Gold Corp.	3,881
216	EnCana Corp.	2,647
1,116	Ivanhoe Mines Ltd. ●	667
1,667	Kinross Gold Corp. ●	5,650
716	Legacy Oil + Gas, Inc. ●	868
165	Northern Dynasty Minerals Ltd. ●	74
267	Painted Pony Petroleum Ltd. ●	1,442
673	Uranium Participation Corp. ●	2,883
		26,051
	China - 1.5%
5,191	AMVIG Holdings Ltd.	2,571
8,857	Daphne International Holdings Ltd.	2,829
7,358	Kingboard Laminates Holdings Ltd. ●	3,117
4,237	New World Department Store China	1,170
490	Sinovac Biotech Ltd. ●	2,363
		12,050
	Denmark - 0.5%
15	D/S Norden A/S	318
168	H. Lundbeck A/S	3,414
		3,732
	France - 13.0%
78	Alten Ltd.	3,271
135	BNP Paribas	7,090
98	Capital Gemini S.A.	7,078
240	Compagnie De Saint-Gobain	10,231
36	Devoteam S.A.	698
408	GDF Suez	9,058
81	GFI Informatique S.A.	544
64	Lafarge S.A.	4,387
214	Metropole Television S.A.	3,915
430	Orange S.A.	7,556
522	Peugeot S.A. ●	7,529
74	Renault S.A.	5,678
77	S.p.A.Steria Group	6,000
86	Saft Groupe S.A.	2,734
172	Societe Generale Class A	6,917
126	Thales S.A.	6,639
271	Total S.A.	13,888
		103,213
	Germany - 4.8%
348	Deutsche Lufthansa AG	5,882
301	E.On SE	4,661
120	Hamburger Hafen und Logistik	2,469
45	Koenig & Bauer AG ●	594
314	Kontron AG ●	1,854
108	Osram Licht AG ●	4,978
160	Rheinmetall AG	6,922
146	RWE AG	4,042
132	Salzgitter AG	3,610
238	Suedzucker AG	2,990
		38,002
	Greece - 0.5%
5,660	Alpha Bank A.E. ●	2,068
3,705	Piraeus Bank S.A. ●	2,156
		4,224
	Hong Kong - 0.7%
674	Clear Media Ltd.	669
350	Dah Sing Financial Group	2,024
93,164	G-Resources Group Ltd. ●	2,668
1,757	Pacific Basin Ship	648
		6,009
	Hungary - 0.8%
2,730	Magyar Tavkozlesi Rt ●	3,542
218	OTP Bank plc ●	2,895
		6,437
	India - 1.4%
957	Allahabad Bank Ltd. ●	1,786
303	Canara Bank Ltd.	2,159
1,401	Corp. Bank ●	1,566
5,818	Manappuram Finance Ltd.	2,988
1,109	NTPC Ltd.	2,568
		11,067
	Ireland - 0.8%
314	AER Lingus Group plc	759
229	CRH plc	5,526
		6,285
	Italy - 3.0%
511	Banca Popolare dell-Emilia Romagna Scrl ●	3,450
434	Buzzi Unicem S.p.A.	5,332
597	Eni S.p.A.	10,049
834	UniCredit S.p.A.	4,918
		23,749
	Japan - 39.5%
199	Adastria Holdings Co., Ltd.	5,241
101	AEON Delight Co., Ltd.	2,262
466	Aichi Steel Corp.	1,931
307	Aisan Industry Co., Ltd.	2,676
32	Alpha Systems, Inc.	423
157	Avex, Inc.	2,650
276	Canon, Inc.	8,734
162	Cawachi Ltd.	2,576
194	Chubu Steel Plate Co., Ltd.	904
145	CMIC Holdings Co., Ltd.	2,468
380	Dai-ichi Life Insurance Co., Ltd.	5,092
238	Daiichi Sankyo Co., Ltd.	3,453
83	Dai-Ichi Seiko Co., Ltd.	1,510
275	DeNa Co., Ltd.	3,616
415	Eighteenth (The) Bank Ltd.	1,200
178	Eisai Co., Ltd.	8,862

1

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 97.4% - (continued)
	Japan - 39.5% - (continued)
141	En-Japan, Inc.	$2,047
141	Exedy Corp.	3,093
189	Fuji Machine Manufacturing Co.	1,824
165	Fujimi, Inc.	2,563
1,519	Fujitsu Ltd.	8,026
339	Funai Electric Co., Ltd.	4,081
101	Futaba Corp.	1,625
95	Gendai Agency, Inc.	543
404	Gree, Inc.	2,303
392	Higashi-Nippon Bank Ltd.	1,102
204	Hisaka Works Ltd.	1,674
301	Hitachi Chemical Co., Ltd.	6,058
314	Honda Motor Co., Ltd.	9,462
285	Honeys Co., Ltd.	2,538
615	Hosiden Corp.	3,302
454	Inpex Corp.	5,029
117	Itochu Techno-Solutions Corp.	4,186
80	Japan Digital Laboratory Co., Ltd.	1,104
130	Japan Petroleum Exploration Co., Ltd.	3,940
1,216	Japan Steel Works Ltd.	4,864
306	JSR Corp.	5,386
321	Keihin Corp.	5,109
252	Kuroda Electric Co., Ltd.	3,614
163	Maruichi Steel Tube Ltd.	3,845
179	Melco Holdings, Inc.	2,828
219	Mimasu Semiconductor Industry Co., Ltd.	2,473
149	Miraial Co., Ltd.	1,925
1,918	Mitsubishi UFJ Financial Group, Inc.	10,190
2,015	Mitsui Chemicals, Inc.	5,897
227	Mitsumi Electric Co., Ltd.	1,728
4,675	Mizuho Financial Group, Inc.	7,645
219	Moshi Moshi Hotline, Inc.	2,418
468	Net One Systems Co., Ltd.	2,798
119	Neturen Co., Ltd.	889
576	Nichicon Corp.	4,381
42	Nintendo Co., Ltd.	4,004
397	Nishimatsuya Chain Co., Ltd.	3,164
65	Nissin Kogyo Co., Ltd.	987
82	Nitto Denko Corp.	4,881
43	NSD Co., Ltd.	663
361	Oita Bank Ltd.	1,265
119	Pal Co., Ltd.	3,094
117	Proto Corp.	1,829
94	Rohm Co., Ltd.	6,026
918	SCREEN Holdings Co., Ltd.	5,451
46	Shimamura Co., Ltd.	4,058
342	Shinkawa Ltd. ●	1,994
731	Shinko Electric Industries Co., Ltd.	5,120
1,065	Sumitomo Bakelite Co., Ltd.	4,406
254	Sumitomo Mitsui Financial Group, Inc.	8,514
402	Sumitomo Riko Co., Ltd.	3,277
33	Suzuken Co., Ltd.	930
703	T&D Holdings, Inc.	7,913
249	Takata Corp.	2,904
240	Takeda Pharmaceutical Co., Ltd.	11,974
392	Tochigi (The) Bank Ltd.	1,808
209	Tokai Rika Co., Ltd.	4,302
236	Tokyo Seimitsu Co., Ltd.	4,791
592	Tokyo Steel Manufacturing Co., Ltd.	4,445
104	Topre Corp.	1,431
767	Toshiba Machine Co., Ltd.	2,940
314	Toyoda Gosei Co., Ltd.	6,923
404	Toyota Boshoku Corp.	5,335
20	Tri-Stage, Inc.	255
391	Ushio, Inc.	4,530
213	XEBIO Co., Ltd.	3,300
369	Yamanashi (The) Chuo Bank Ltd.	1,473
148	Yamato Kogyo Co.	3,803
614	Yodogawa Steel Works Ltd.	2,209
		314,087
	Luxembourg - 0.4%
225	Oriflame Cosmetics S.A. ADR	3,013

	Netherlands - 3.5%
313	Delta Lloyd N.V.	5,916
648	ING Groep N.V. ●	8,056
165	Koninklijke Philips N.V.	4,543
1,866	PostNL ●	6,750
230	USG People N.V.	2,651
		27,916
	Norway - 0.5%
1,219	Storebrand ASA ●	3,684

	Russia - 1.0%
100	Lukoil ADR ‡	3,920
921	OAO Gazprom Class S ADR	3,697
		7,617
	South Africa - 1.3%
113	Anglo American Platinum Ltd. ●☼	3,466
678	Impala Platinum Holdings Ltd. ●☼	4,398
1,332	Raubex Group Ltd. ☼	2,326
		10,190
	South Korea - 1.9%
129	KB Financial Group, Inc.	4,337
193	Korea Telecom Corp.	5,251
72	Shinhan Financial Group Co., Ltd.	2,925
223	Tongyang Life Insurance	2,242
		14,755
	Spain - 1.6%
264	Almirall S.A. ●	4,609
545	Telefonica S.A.	8,174
		12,783
	Switzerland - 3.4%
90	Adecco S.A.	6,739
66	Holcim Ltd.	4,589
94	Julius Baer Group Ltd.	3,816
334	Micronas Semiconductor Holding AG	1,996
603	UBS AG ●	10,108
		27,248
	Taiwan - 0.3%
3,240	Compal Electronics, Inc.	2,363

	United Kingdom - 10.5%
436	Anglo American plc	7,278
232	AstraZeneca plc	16,491
2,503	BP plc	16,082
1,907	Hays plc	4,444
1,099	Home Retail Group	3,174
2,000	HSBC Holdings plc	18,296

2

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 97.4% - (continued)
	United Kingdom - 10.5% - (continued)
1,043	J. Sainsbury plc		$3,996
1,328	Lonmin plc ●		3,252
1,051	SIG plc		2,914
552	Standard Chartered plc		7,364
			83,291
	Total Common Stocks
	(Cost $851,654)		$773,493

	Total Long-Term Investments (Cost $851,654)		$773,493

Short-Term Investments - 2.0%
	Repurchase Agreements - 2.0%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $15, collateralized by U.S. Treasury Note 0.88%, 2017, value of $16)
$15	0.04%, 1/31/15		$15
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $668, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $681)
668	0.06%, 1/31/15		668
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$4,845, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $4,942)
4,845	0.05%, 1/31/15		4,845
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,128, collateralized by FHLMC 2.00% - 5.50%,
2022 - 2044, FNMA 3.00% - 4.00%, 2022 -
2042, GNMA 3.00%, 2043, U.S. Treasury Bill
0.25%, 2016, U.S. Treasury Note 0.75% -
	2.50%, 2017 - 2024, value of $1,151)
1,128	0.06%, 1/31/15		1,128
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,228, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $3,292)
3,228	0.04%, 1/31/15		3,228
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,098, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $2,140)
2,098	0.05%, 1/31/15		2,098
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $184, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $188)
184	0.05%, 1/31/15		184
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $772, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $787)
772	0.06%, 1/31/15		772
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $47, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $48)
47	0.06%, 1/31/15		47
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,880, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,938)
2,880	0.07%, 1/31/15		2,880
			15,865
	Total Short-Term Investments
	(Cost $15,865)		$15,865

	Total Investments
	(Cost $867,519) ▲	99.4%	$789,358
	Other Assets and Liabilities	0.6%	4,661
	Total Net Assets	100.0%	$794,019

3

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $869,265 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$23,886
Unrealized Depreciation	(103,793)
Net Unrealized Depreciation	$(79,907)

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $154 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged	Received
Futures contracts	$581	$–
Total	$581	$–

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
EAFE (mini MSCI) Index Future	87	03/20/2015	$7,746	$7,685	$–	$(61)	$48	$(272)

* The number of contracts does not omit 000's.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	02/03/2015	JPM	$574	$573	$1	$–
CAD	Sell	02/04/2015	RBC	320	320	–	–
CHF	Buy	02/02/2015	BNP	7	7	–	–
CHF	Sell	02/03/2015	JPM	469	470	–	(1)
DKK	Sell	02/03/2015	BCLY	72	72	–	–
EUR	Buy	02/02/2015	MSC	152	152	–	–
EUR	Sell	02/03/2015	BCLY	4,237	4,241	–	(4)
EUR	Sell	02/04/2015	BCLY	268	268	–	–
GBP	Sell	02/03/2015	BNP	1,891	1,896	–	(5)
HKD	Buy	02/02/2015	JPM	31	31	–	–
HKD	Buy	02/03/2015	JPM	101	101	–	–
HUF	Sell	02/03/2015	JPM	135	135	–	–

4

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
INR	Sell	02/02/2015	JPM	$489	$487	$2	$–
JPY	Sell	02/03/2015	DEUT	28	28	–	–
JPY	Sell	02/02/2015	NAB	164	165	–	(1)
JPY	Sell	02/04/2015	WEST	187	187	–	–
NOK	Sell	02/03/2015	JPM	78	78	–	–
SEK	Sell	02/03/2015	JPM	63	63	–	–
ZAR	Buy	02/03/2015	BCLY	77	76	–	(1)
ZAR	Buy	02/02/2015	TDS	258	254	–	(4)
ZAR	Sell	02/06/2015	BNP	176	176	–	–
Total						$3	$(16)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
TDS	TD Securities, Inc.
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

5

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.6%
Consumer Staples	2.1
Energy	8.2
Financials	20.5
Health Care	7.0
Industrials	13.6
Information Technology	13.2
Materials	14.6
Services	3.1
Utilities	2.5
Total	97.4%
Short-Term Investments	2.0
Other Assets and Liabilities	0.6
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Currency Concentration of Securities
as of January 31, 2015
Percentage of
Description	Net Assets
Australian Dollar	0.8%
Brazilian Real	0.0
British Pound	11.3
Canadian Dollar	2.1
Danish Kroner	0.5
Euro	28.4
Hong Kong Dollar	1.9
Hungarian Forint	0.8
Indian Rupee	1.4
Japanese Yen	39.5
Norwegian Krone	0.5
Republic of Korea Won	1.9
South African Rand	1.3
Swedish Krona	0.4
Swiss Franc	3.4
Taiwanese Dollar	0.3
United States Dollar	4.9
Other Assets and Liabilities	0.6
Total	100.0%

6

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$773,493	$60,745	$712,748	$–
Short-Term Investments	15,865	–	15,865	–
Total	$789,358	$60,745	$728,613	$–
Foreign Currency Contracts *	$3	$–	$3	$–
Total	$3	$–	$3	$–
Liabilities:
Foreign Currency Contracts *	$16	$–	$16	$–
Futures *	61	61	–	–
Total	$77	$61	$16	$–

♦	For the three-month period ended January 31, 2015, investments valued at $4,276 were transferred from Level 1 to Level 2, and investments valued at $515 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$21	$(1,057)	$1,677	$—	$—	$(2,808)	$2,167	$—	$—
Total	$21	$(1,057)	$1,677	$—	$—	$(2,808)	$2,167	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

Hartford Long/Short Global Equity Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Long Positions - 117.7%
Common Stocks - 110.9%
	Automobiles and Components - 2.1%
10	Keihin Corp.	$163
4	Tenneco Automotive, Inc. ●	203
		366
	Banks - 4.8%
32	77 Bank Ltd.	177
239	Alpha Bank A.E. ●	87
276	Banca Popolare di Milano Scarl ●	221
7	DGB Financial Group, Inc.	66
5	Grupo Financiero Galicia S.A.	85
5	Wintrust Financial Corp.	197
		833
	Capital Goods - 6.5%
1	Acuity Brands, Inc.	120
3	Canadian Solar, Inc. ●	58
121	China Machinery Engineering Corp.	103
2	Esterline Technologies Corp. ●	239
4	Meritor, Inc. ●	55
6	Orbital Sciences Corp. ●	177
2	Teledyne Technologies, Inc. ●	226
2	Wabco Holdings, Inc. ●	145
		1,123
	Consumer Durables and Apparel - 3.0%
55	Anta Sports Products Ltd.	97
6	Arctic Cat, Inc.	206
172	Truly International Holdings	62
7	Tumi Holdings, Inc. ●	154
		519
	Consumer Services - 5.0%
5	Brinker International, Inc.	274
1	Buffalo Wild Wings, Inc. ●	210
3	Cheesecake Factory, Inc.	179
19	Domino's Pizza Group plc	197
—	Shake Shack, Inc. ●	5
		865
	Diversified Financials - 6.9%
11	American Capital Ltd. ●	147
5	Bolsas Y Mercados Espanoles	204
10	Investment Technology Group, Inc. ●	200
12	Janus Capital Group, Inc.	219
31	Mitsubishi UFJ Lease & Finance Co., Ltd.	132
3	Nelnet, Inc.	136
8	Solar Capital Ltd.	153
		1,191
	Energy - 4.2%
4	Carrizo Oil & Gas, Inc. ●	178
417	China Suntien Green Energy	93
5	Newfield Exploration Co. ●	156
10	Patterson-UTI Energy, Inc.	170
4	Western Refining, Inc.	137
		734
	Food, Beverage and Tobacco - 3.6%
24	Cott Corp.	182
69	Greencore Group plc	321
14	Ulker Biskuvi Sanayi AS ●	113
		616
	Health Care Equipment and Services - 9.4%
2	athenahealth, Inc. ●	221
10	Kindred Healthcare, Inc.	189
5	LifePoint Hospitals, Inc. ●	296
4	Molina Healthcare, Inc. ●	222
38	Netcare Ltd.	126
38	Spire Healthcare Group plc ●	183
3	Suzuken Co., Ltd.	96
9	Synergy Health plc ●	302
		1,635
	Insurance - 4.3%
4	Assurant, Inc.	232
8	Assured Guaranty Ltd.	206
9	Delta Lloyd N.V.	179
40	Storebrand ASA ●	120
		737
	Materials - 11.3%
11	Constellium N.V. ●	200
27	Graphic Packaging Holding Co. ●	394
6	KapStone Paper & Packaging Corp.	182
4	Methanex Corp. ADR	170
61	PTT Chemical Public Co., Ltd.	105
3	Reliance Steel & Aluminum	152
10	Smurfit Kappa Group plc	254
8	Tokyo Ohka Kogyo Co., Ltd.	265
2	Wacker Chemie AG	219
		1,941
	Media - 2.1%
11	Quebecor, Inc.	271
20	TVN S.A. ●	95
		366
	Pharmaceuticals, Biotechnology and Life Sciences - 3.6%
4	Anacor Pharmaceuticals, Inc. ●	144
9	BioCryst Pharmaceuticals, Inc. ●	87
4	Charles River Laboratories International, Inc. ●	248
—	Spark Therapeutics, Inc. ●	5
4	WuXi PharmaTech Cayman, Inc. ●	144
		628
	Real Estate - 10.0%
24	Big Yellow Group REIT	220
63	Corporacion Inmobiliaria Vesta S. de RL de C.V.	121
4	Equity Lifestyle Properties, Inc. REIT	235
9	Gagfah S.A. ●	209
—	InfraREIT, Inc. ●	8
46	Kenedix, Inc.	206
34	Leopalace21 Corp. ●	221
82	Longfor Properties	107
25	MFA Mortgage Investments, Inc. REIT	196
9	Starwood Property Trust, Inc. REIT	212
		1,735
	Retailing - 6.5%
72	Dick Smith Holdings Ltd.	114
11	Francescas Holding Corp. ●	170
7	Haverty Furniture Cos., Inc.	167
6	K's Holdings Corp.	170
8	Urban Outfitters, Inc. ●	270
12	WH Smith plc	242
		1,133
	Semiconductors and Semiconductor Equipment - 4.6%
3	First Solar, Inc. ●	114
113	King Yuan Electronics Co., Ltd.	94

1

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Long Positions - 117.7% - (continued)
Common Stocks - 110.9% - (continued)
	Semiconductors and Semiconductor Equipment - 4.6% - (continued)
15	Lattice Semiconductor Corp. ●		$104
6	Microsemi Corp. ●		171
21	ON Semiconductor Corp. ●		207
4	SunPower Corp. ●		100
			790
	Software and Services - 4.8%
10	Cadence Design Systems, Inc. ●		177
14	Convergys Corp.		260
7	Sumisho Computer Systems Corp.		164
11	UbiSoft Entertainment S.A. ●		228
			829
	Technology Hardware and Equipment - 3.3%
7	Arris Group, Inc. ●		195
4	Hollysys Automation Technology ●		105
8	Sonus Networks, Inc. ●		148
85	Sunny Optical Technology Group		129
			577
	Telecommunication Services - 2.4%
88	Bezeq Israeli Telecommunication Corp., Ltd.		141
65	Vonage Holdings Corp. ●		275
			416
	Transportation - 9.0%
5	DSV AS		172
19	GOL Linhas Aereas Inteligentes S.A. ADR		87
33	Grupo Aeroportuario del Centro Norte		151
17	JetBlue Airways Corp. ●		288
3	Landstar System, Inc.		162
60	PostNL ●		217
119	Qantas Airways Ltd. ●		239
10	Swift Transportation Co. ●		247
			1,563
	Utilities - 3.5%
5	El Paso Electric Co.		220
122	Guangdong Investment Ltd.		164
18	Tohoku Electric Power Co., Inc.		222
			606
	Total Common Stocks
	( Cost $19,706)		$19,203

Exchange Traded Funds - 6.8%
	Other Investment Pools and Funds - 6.8%
5	iShares MSCI EAFE ETF		$291
3	iShares Russell 2000		308
25	WisdomTree India Earnings		579

	Total Exchange Traded Funds
	(Cost $1,147)		$1,178

	Total Long-Term Investments
	(Cost $20,853)		$20,381

Short-Term Investments - 0.0%
	Other Investment Pools and Funds - 0.0%
8	JP Morgan U.S. Government Money Market Fund		$8

	Total Short-Term Investments
	(Cost $8)		$8

	Total Long Positions
	(Cost $20,861) ▲	117.7%	$20,389
	Total Securities Sold Short
	(Proceeds $10,213) ▲	(54.7)%	(9,485)
	Other Assets and Liabilities	37.0%	6,426
	Total Net Assets	100.0%	$17,330

Shares or Principal Amount		Market Value ╪
Securities Sold Short - 54.7%
Common Stocks - 53.5%
	Automobiles and Components - 1.0%
44	Avichina Industry & Technology	$29
2	Nokian Rendaat Oyj	57
3	Plastic Omnium S.A. ●	94
		180
	Banks - 2.9%
7	Banco Popolare Societa Cooperativa ●	88
20	Banregio Grupo Financiero S.A. ●	104
12	First Niagara Financial Group, Inc.	98
3	OTP Bank plc ●	40
5	Suruga Bank Ltd.	91
2	Westamerica Bancorporation	84
		505
	Capital Goods - 5.5%
1	Chicago Bridge & Iron Co. N.V.	43
1	Clarcor, Inc.	94
3	DigitalGlobe, Inc. ●	91
55	Empresas ICA S.A.B. de C.V. ●	57
16	Furukawa Co., Ltd. ●	26
3	MasTec, Inc. ●	62
45	Melco International Development Ltd.	90
3	SHO-BOND Holdings Co., Ltd.	105
2	Spirax-Sarco Engineering plc	96
35	Sumitomo Mitsui Construction C ●	49
1	TAL International Group, Inc.	55
3	Terex Corp.	77
4	USG Corp. ●	106
		951
	Commercial and Professional Services - 1.5%
2	Advisory (The) Board Co. ●	86
13	ALS Ltd.	50
1	Mobile Mini, Inc.	28
5	Moshi Moshi Hotline, Inc.	51
1	Wageworks, Inc. ●	47
		262
	Consumer Durables and Apparel - 0.7%
2	Columbia Sportswear Co.	89
1	Ryland Group, Inc.	32
		121
	Consumer Services - 2.0%
1	Ascent Capital Group, Inc. ●	44
2	Dunkin' Brands Group, Inc.	99
8	Scientific Games Corp. Class A ●	98

2

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Securities Sold Short - 54.7% - (continued)
Common Stocks - 53.5% - (continued)
	Consumer Services - 2.0% - (continued)
2	Six Flags Entertainment Corp.	$103
		344
	Diversified Financials - 6.4%
4	AEON Financial Service Co., Ltd.	80
2	Artisan Partners Asset Management, Inc.	99
3	Azimut Holding S.p.A.	58
4	Banca Generali S.p.A.	104
10	Coronation Fund Managers Ltd.	89
3	Federated Investors, Inc.	96
28	FlexiGroup Ltd./Australia	64
2	Greenhill & Co., Inc.	75
14	ICAP plc	96
2	LPL Financial Holdings, Inc.	91
1	MarketAxess Holdings, Inc.	108
32	Monex Group, Inc.	66
1	Wendel S.A.	88
		1,114
	Energy - 1.6%
1	AltaGas Ltd.	47
1	Gulfport Energy Corp. ●	35
5	Lundin Petroleum Ab ●	71
27	Ophilr Energy plc ●	55
6	Petrofac Ltd.	61
		269
	Food and Staples Retailing - 1.1%
45	Booker Group plc	101
1	PriceSmart, Inc.	90
		191
	Food, Beverage and Tobacco - 2.3%
3	B&G Foods, Inc. Class A	101
5	Maruha Nichiro Corp. ●	67
2	Post Holdings, Inc. ●	90
3	Snyders-Lance, Inc.	98
58	Uni-President China Holdings	50
		406
	Health Care Equipment and Services - 4.5%
3	Cardiovascular Systems, Inc. ●	88
2	Dexcom, Inc. ●	110
3	Elekta Ab	34
—	Heartware International, Inc. ●	33
2	Medidata Solutions, Inc. ●	97
3	NxStage Medical, Inc. ●	55
51	Shandong Weigao Group Medical Polymer Co., Ltd.	40
3	Spectranetics Corp. ●	94
3	Tornier N.V. ●	64
1	William Demant Holding ●	65
3	Zeltiq Aesthetics, Inc. ●	108
		788
	Household and Personal Products - 0.2%
22	Kimberly-Clark de Mexico, S.A.B. de C.V.	43

	Insurance - 2.3%
3	Brown & Brown, Inc.	98
6	Jardine Lloyd Thompson Group plc	85
14	Mediolanum S.p.A.	98
2	Mercury General Corp.	110
		391
	Materials - 4.5%
1	Balchem Corp.	60
4	Daio Paper Corp.	35
7	Essentra plc	89
2	H.B. Fuller Co.	95
12	Iluka Resources Ltd.	66
14	Impala Platinum Holdings Ltd. ●	88
6	Louisiana-Pacific Corp. ●	99
25	Nampak Ltd.	92
2	Silgan Holdings, Inc.	93
24	UACJ Corp.	59
		776
	Retailing - 2.9%
13	Groupon, Inc. ●	96
3	HomeAway, Inc. ●	73
56	Intime Retail Group Co., Ltd.	34
1	Men's Wearhouse, Inc.	40
4	SuperGroup plc ●	64
7	USS Co., Ltd.	101
5	Yoox S.p.A. ●	98
		506
	Semiconductors and Semiconductor Equipment - 1.5%
3	Cree, Inc. ●	110
5	SunEdison, Inc. ●	93
2	Veeco Instruments, Inc. ●	63
		266
	Software and Services - 5.8%
3	Cornerstone OnDemand, Inc. ●	91
—	CoStar Group, Inc. ●	38
2	DealerTrack Technologies, Inc. ●	85
3	GMO Payment Gateway, Inc.	60
2	Interactive Intelligence Group ●	89
3	Marketo, Inc. ●	106
5	RealPage, Inc. ●	81
5	RetailMeNot, Inc. ●	76
1	SPS Commerce, Inc. ●	38
2	Wirecard AG	106
3	Xoom Corp. ●	43
2	Yelp, Inc. ●	85
39	Zynga, Inc. ●	99
		997
	Technology Hardware and Equipment - 1.1%
5	Finisar Corp. ●	93
3	Topcon Corp.	57
1	ViaSat, Inc. ●	33
		183
	Telecommunication Services - 1.2%
6	8x8, Inc. ●	47
20	TalkTalk Telecom Group plc	95
4	Telecom Plus plc	67
		209
	Transportation - 2.9%
22	Auckland International Airport Ltd.	72
5	Grupo Aeroportuario del Sureste S.A.B. de C.V. ●	70
38	Pacific Basin Ship	14
—	Panalpina Welttransport Holding AG	52
25	Sotetsu Holdings, Inc. ●	114
7	Wesco Aircraft Holdings, Inc. ●	89

3

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Securities Sold Short - 54.7% - (continued)
Common Stocks - 53.5% - (continued)
	Transportation - 2.9% - (continued)
3	XPO Logistics, Inc. ●		$96
			507
	Utilities - 1.6%
118	Beijing Enterprises Water Group Ltd.		77
2	Rubis SCA ●		98
11	TransAlta Corp. ●		99
			274
	Total Common Stocks
	(Proceeds $9,965)		$9,283

Exchange Traded Funds - 1.2%
	Other Investment Pools and Funds - 1.2%
6	iShares MSCI Brazil Index Fund		$202

	Total Exchange Traded Funds
	(Cost $248)		$202

	Total Securities Sold Short
	(Proceeds $10,213)	54.7%	$9,485

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $10,671, net of short proceeds of $10,213, and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,166
Unrealized Depreciation	(1,933)
Net Unrealized Appreciation	$233

●	Non-income producing.

4

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
DKK	Buy	02/03/2015	BCLY	$90	$90	$–	$–
DKK	Buy	02/02/2015	BMO	82	82	–	–
HKD	Buy	02/02/2015	JPM	29	29	–	–
JPY	Buy	02/04/2015	WEST	211	211	–	–
MXN	Buy	02/04/2015	MSC	115	114	–	(1)
Total						$–	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
WEST	Westpac International

Currency Abbreviations:
DKK	Danish Krone
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican New Peso

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Diversification by Sector
as of January 31, 2015
Sector	Percentage of Net Assets
Long Positions
Equity Securities
Consumer Discretionary	18.7%
Consumer Staples	3.6
Energy	4.2
Financials	32.8
Health Care	13.0
Industrials	15.5
Information Technology	12.7
Materials	11.3
Services	2.4
Utilities	3.5
Total	117.7%
Short-Term Investments	0.0
Securities Sold Short
Equity Securities
Consumer Discretionary	(6.6)%
Consumer Staples	(3.6)
Energy	(1.6)
Financials	(12.8)
Health Care	(4.5)
Industrials	(9.9)
Information Technology	(8.4)
Materials	(4.5)
Services	(1.2)
Utilities	(1.6)
Total	(54.7)%
Other Assets and Liabilities	37.0
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Diversification by Country - Long Positions
as of January 31, 2015
Country	Percentage of Net Assets
Argentina	0.5%
Australia	2.1
Brazil	0.5
Canada	4.0
China	4.7
Denmark	1.0
France	1.3
Germany	2.5
Greece	0.5
Hong Kong	0.4
Ireland	3.3
Israel	0.8
Italy	1.3
Japan	10.5
Mexico	1.6
Netherlands	3.5
Norway	0.7
Poland	0.5
South Africa	0.7
South Korea	0.4
Spain	1.2
Taiwan	0.5
Thailand	0.6
Turkey	0.7
United Kingdom	6.6
United States	67.3
Short-Term Investments	0.0
Total Long Positions	117.7
Short Positions	(54.7)
Other Assets and Liabilities	37.0
Total	100.0%

Diversification by Country - Securities Sold Short
as of January 31, 2015
Country	Percentage of Net Assets
Australia	1.1%
Brazil	1.2
Canada	0.9
China	0.6
Denmark	0.4
Finland	0.3
France	1.6
Germany	0.7
Hong Kong	1.3
Hungary	0.2
Italy	2.6
Japan	5.4
Mexico	1.5
New Zealand	0.4
South Africa	1.5
Sweden	0.6
Switzerland	0.3
United Kingdom	4.8
United States	29.3
Total	54.7%

6

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Long Positions
Common Stocks
Automobiles and Components	$366	$203	$163	$–
Banks	833	282	551	–
Capital Goods	1,123	1,020	103	–
Consumer Durables and Apparel	519	457	62	–
Consumer Services	865	668	197	–
Diversified Financials	1,191	855	336	–
Energy	734	641	93	–
Food, Beverage and Tobacco	616	182	434	–
Health Care Equipment and Services	1,635	1,413	222	–
Insurance	737	438	299	–
Materials	1,941	1,098	843	–
Media	366	366	–	–
Pharmaceuticals, Biotechnology and Life Sciences	628	628	–	–
Real Estate	1,735	772	963	–
Retailing	1,133	607	526	–
Semiconductors and Semiconductor Equipment	790	696	94	–
Software and Services	829	437	392	–
Technology Hardware and Equipment	577	448	129	–
Telecommunication Services	416	275	141	–
Transportation	1,563	935	628	–
Utilities	606	220	386	–
Total	$19,203	$12,641	$6,562	$–
Exchange Traded Funds	1,178	1,178	–	–
Short-Term Investments	8	8	–	–
Total Long Positions	$20,389	$13,827	$6,562	$–
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Securities Sold Short
Common Stocks
Automobiles and Components	$180	$–	$180	$–
Banks	505	286	219	–
Capital Goods	951	585	366	–
Commercial and Professional Services	262	161	101	–
Consumer Durables and Apparel	121	121	–	–
Consumer Services	344	344	–	–
Diversified Financials	1,114	469	645	–
Energy	269	35	234	–
Food and Staples Retailing	191	90	101	–
Food, Beverage and Tobacco	406	289	117	–
Health Care Equipment and Services	788	788	–	–
Household and Personal Products	43	–	43	–
Insurance	391	208	183	–
Materials	776	347	429	–
Retailing	506	273	233	–
Semiconductors and Semiconductor Equipment	266	266	–	–
Software and Services	997	831	166	–
Technology Hardware and Equipment	183	126	57	–
Telecommunication Services	209	142	67	–
Transportation	507	255	252	–
Utilities	274	–	274	–
Total	$9,283	$5,616	$3,667	$–

7

Hartford Long/Short Global Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary - (continued)

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Liabilities: - (continued)
Securities Sold Short - (continued)
Exchange Traded Funds	$202	$202	$–	$–
Total Securities Sold Short	$9,485	$5,818	$3,667	$–
Foreign Currency Contracts*	$1	$–	$1	$–
Total	$1	$–	$1	$–

♦	For the three-month period ended January 31, 2015, investments sold short valued at $92 were transferred from Level 1 to Level 2, and investments valued at $17 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford MidCap Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.8%
	Automobiles and Components - 2.7%
1,765	Allison Transmission Holdings, Inc.	$55,283
1,075	Harley-Davidson, Inc.	66,313
		121,596
	Banks - 3.5%
227	Cullen/Frost Bankers, Inc.	14,129
477	East West Bancorp, Inc.	17,275
847	First Republic Bank	43,134
708	M&T Bank Corp.	80,076
		154,614
	Capital Goods - 7.0%
416	Colfax Corp. ●	18,862
639	IDEX Corp.	46,237
870	Jacobs Engineering Group, Inc. ●	33,150
815	Lennox International, Inc.	80,137
674	MSC Industrial Direct Co., Inc.	50,611
749	PACCAR, Inc.	45,046
376	Pall Corp.	36,352
		310,395
	Commercial and Professional Services - 9.4%
773	Clean Harbors, Inc. ●	36,559
1,356	Equifax, Inc.	114,501
906	Manpowergroup, Inc.	66,032
1,957	Robert Half International, Inc.	113,619
667	Trinet Group, Inc. ●	22,115
1,440	Waste Connections, Inc.	62,226
		415,052
	Consumer Durables and Apparel - 1.9%
53	Harman International Industries, Inc.	6,871
61	NVR, Inc. ●	76,644
		83,515
	Consumer Services - 1.5%
1,338	Apollo Education Group, Inc. ●	33,798
728	DeVry Education Group, Inc.	30,864
		64,662
	Diversified Financials - 4.0%
630	Invesco Ltd.	23,158
376	Moody's Corp.	34,381
705	MSCI, Inc.	37,930
561	Northern Trust Corp.	36,706
1,100	SEI Investments Co.	44,170
		176,345
	Energy - 6.3%
282	Cimarex Energy Co.	29,121
2,515	Cobalt International Energy, Inc. ●	22,937
898	Consol Energy, Inc.	26,000
292	Diamondback Energy, Inc. ●	20,151
535	Energen Corp.	33,900
368	EQT Corp.	27,393
589	Gulfport Energy Corp. ●	22,672
1,392	Memorial Resource Development Corp. ●	26,665
2,134	Patterson-UTI Energy, Inc.	36,620
1,368	QEP Resources, Inc.	27,652
140	World Fuel Services Corp.	6,852
		279,963
	Food and Staples Retailing - 0.6%
319	PriceSmart, Inc.	26,071

	Food, Beverage and Tobacco - 2.4%
477	Molson Coors Brewing Co.	36,203
608	Monster Beverage Corp. ●	71,129
		107,332
	Health Care Equipment and Services - 8.1%
1,264	Envision Healthcare Holdings ●	43,463
1,500	IMS Health Holdings, Inc. ●	36,914
550	MEDNAX, Inc. ●	37,365
663	Omnicare, Inc.	49,678
910	Patterson Cos., Inc.	45,604
543	Sirona Dental Systems, Inc. ●	48,993
670	Team Health Holdings ●	34,646
627	Universal Health Services, Inc. Class B	64,240
		360,903
	Insurance - 5.8%
116	Alleghany Corp. ●	51,356
96	Fairfax Financial Holdings Ltd.	50,908
130	Markel Corp. ●	88,580
682	W.R. Berkley Corp.	33,407
53	White Mountains Insurance Group Ltd.	33,908
		258,159
	Materials - 2.5%
594	Packaging Corp. of America	45,063
128	Sherwin-Williams Co.	34,714
644	Silgan Holdings, Inc.	33,128
		112,905
	Media - 0.6%
1,501	Pandora Media, Inc. ●	24,919

	Pharmaceuticals, Biotechnology and Life Sciences - 12.5%
110	Agios Pharmaceuticals, Inc. ●	12,785
1,817	Alkermes plc ●	131,261
372	Alnylam Pharmaceuticals, Inc. ●	34,938
599	Hospira, Inc. ●	38,007
761	Incyte Corp. ●	60,676
1,847	Ironwood Pharmaceuticals, Inc. ●	28,780
211	Jazz Pharmaceuticals plc ●	35,671
482	Medivation, Inc. ●	52,466
130	Mettler-Toledo International, Inc. ●	39,541
568	Salix Pharmaceuticals Ltd. ●	76,484
390	Waters Corp. ●	46,381
		556,990
	Retailing - 6.9%
801	Advance Automotive Parts, Inc.	127,361
1,328	CarMax, Inc. ●	82,473
1,724	HomeAway, Inc. ●	43,942
240	Tiffany & Co.	20,826
493	TripAdvisor, Inc. ●	33,025
		307,627
	Semiconductors and Semiconductor Equipment - 0.9%
359	First Solar, Inc. ●	15,185
112	NXP Semiconductors N.V. ●	8,892
665	SunPower Corp. ●	16,039
		40,116
	Software and Services - 11.5%
1,221	Akamai Technologies, Inc. ●	70,994
487	Factset Research Systems, Inc.	69,962
5,573	Genpact Ltd. ●	111,857
643	Solera Holdings, Inc.	33,183

1

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.8% - (continued)
	Software and Services - 11.5% - (continued)
2,832	Vantiv, Inc. ●	$97,408
660	VeriSign, Inc. ●	35,961
544	WEX, Inc. ●	50,044
790	Yelp, Inc. ●	41,433
		510,842
	Technology Hardware and Equipment - 6.4%
817	Amphenol Corp. Class A	43,872
1,005	CDW Corp. of Delaware	34,429
354	F5 Networks, Inc. ●	39,501
269	FEI Co.	22,105
2,217	National Instruments Corp.	66,677
1,101	Nimble Storage, Inc. ●	24,685
2,212	Trimble Navigation Ltd. ●	52,726
		283,995
	Transportation - 3.0%
83	AMERCO, Inc.	23,691
530	Genesee & Wyoming, Inc. Class A ●	43,699
553	J.B. Hunt Transport Services, Inc.	43,990
1,338	JetBlue Airways Corp. ●	22,469
		133,849
	Utilities - 2.3%
336	Northeast Utilities	18,698
1,606	UGI Corp.	59,402
418	Wisconsin Energy Corp.	23,292
		101,392
	Total Common Stocks
	( Cost $3,407,725)	$4,431,242

	Total Long-Term Investments
	(Cost $3,407,725)	$4,431,242

Short-Term Investments - 0.1%
Repurchase Agreements - 0.1%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $4, collateralized by U.S. Treasury Note 0.88%, 2017, value of $4)
$4	0.04%, 1/31/15		$4
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $153, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $156)
152	0.06%, 1/31/15		152
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,106, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $1,129)
1,106	0.05%, 1/31/15		1,106
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $258,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $263)
258	0.06%, 1/31/15		258
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $737, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $752)
737	0.04%, 1/31/15		737
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $479, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $489)
479	0.05%, 1/31/15		479
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $42, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $42)
42	0.05%, 1/31/15		42
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $176, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $180)
176	0.06%, 1/31/15		176
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $11, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $11)
11	0.06%, 1/31/15		11
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $658, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $671)
658	0.07%, 1/31/15		658
			3,623
	Total Short-Term Investments
	(Cost $3,623)		$3,623

	Total Investments
	(Cost $3,411,348) ▲	99.9%	$4,434,865
	Other Assets and Liabilities	0.1%	4,686
	Total Net Assets	100.0%	$4,439,551

2

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $3,418,058 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,178,252
Unrealized Depreciation	(161,445)
Net Unrealized Appreciation	$1,016,807

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.6%
Consumer Staples	3.0
Energy	6.3
Financials	13.3
Health Care	20.6
Industrials	19.4
Information Technology	18.8
Materials	2.5
Utilities	2.3
Total	99.8%
Short-Term Investments	0.1
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

3

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,431,242	$4,431,242	$–	$–
Short-Term Investments	3,623	–	3,623	–
Total	$4,434,865	$4,431,242	$3,623	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

4

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 98.7%
	Automobiles and Components - 1.0%
199	Goodyear (The) Tire & Rubber Co.	$4,819

	Banks - 6.8%
206	BankUnited, Inc.	5,710
102	CIT Group, Inc.	4,487
177	Comerica, Inc.	7,362
138	EverBank Financial Corp.	2,403
100	Iberiabank Corp.	5,477
319	Zions Bancorporation	7,641
		33,080
	Capital Goods - 14.7%
257	Barnes Group, Inc.	8,825
76	Curtis-Wright Corp.	5,030
68	Esterline Technologies Corp. ●	7,569
144	Generac Holdings, Inc. ●	6,294
79	Hubbell, Inc. Class B	8,345
124	Moog, Inc. Class A ●	8,717
246	Orbital Sciences Corp. ●	6,902
141	Rexel S.A.	2,641
111	Sanwa Holdings Corp.	768
131	Sensata Technologies Holding N.V. ●	6,461
24	Teledyne Technologies, Inc. ●	2,262
119	WESCO International, Inc. ●	7,918
		71,732
	Consumer Durables and Apparel - 8.5%
169	D.R. Horton, Inc.	4,149
187	Lennar Corp.	8,380
297	Newell Rubbermaid, Inc.	10,965
387	Performance Sports Group Ltd. ●	7,167
1,574	Samsonite International S.A.	4,777
178	Toll Brothers, Inc. ●	6,163
		41,601
	Consumer Services - 1.5%
162	Norwegian Cruise Line Holdings Ltd. ●	7,093

	Diversified Financials - 2.0%
113	LPL Financial Holdings, Inc.	4,650
90	MSCI, Inc.	4,865
182	Solar Cayman Ltd. ⌂■●†	13
		9,528
	Energy - 4.6%
452	Cobalt International Energy, Inc. ●	4,125
119	Diamondback Energy, Inc. ●	8,237
88	HollyFrontier Corp.	3,143
51	Newfield Exploration Co. ●	1,510
193	QEP Resources, Inc.	3,900
338	Trican Well Service Ltd.	1,303
		22,218
	Food, Beverage and Tobacco - 3.0%
135	Ebro Foods S.A.	2,300
85	Ingredion, Inc.	6,863
1,425	Treasury Wine Estates Ltd.	5,416
		14,579
	Health Care Equipment and Services - 2.9%
265	Brookdale Senior Living, Inc. ●	8,950
74	Wellcare Health Plans, Inc. ●	5,398
		14,348
	Insurance - 7.6%
102	Argo Group International Holdings Ltd.	5,456
117	Hanover Insurance Group, Inc.	8,039
73	Reinsurance Group of America, Inc.	6,024
17	StanCorp Financial Group, Inc.	1,036
284	Unum Group	8,823
214	XL Group plc	7,391
		36,769
	Materials - 8.2%
145	Cabot Corp.	6,162
118	Celanese Corp.	6,333
226	Huntsman Corp.	4,965
325	Louisiana-Pacific Corp. ●	5,316
229	Methanex Corp. ADR	10,098
40	Packaging Corp. of America	3,034
74	Reliance Steel & Aluminum	3,886
		39,794
	Media - 2.9%
112	AMC Entertainment Holdings	3,158
300	Interpublic Group of Cos., Inc.	5,980
201	Quebecor, Inc.	5,045
		14,183
	Pharmaceuticals, Biotechnology and Life Sciences - 4.5%
613	Almirall S.A. ●	10,702
84	Ono Pharmaceutical Co., Ltd.	8,872
32	UCB S.A.	2,498
		22,072
	Real Estate - 9.8%
161	American Assets Trust, Inc. REIT	7,145
239	Blackstone Mortgage Trust, Inc. REIT	6,976
173	Equity Lifestyle Properties, Inc. REIT	9,463
136	Extra Space Storage, Inc. REIT	8,943
259	Forest City Enterprises, Inc. REIT ●	6,350
39	Plum Creek Timber Co., Inc. REIT	1,750
57	SL Green Realty Corp. REIT	7,232
		47,859
	Retailing - 1.4%
191	DSW, Inc.	6,785

	Semiconductors and Semiconductor Equipment - 5.6%
297	Microsemi Corp. ●	8,274
96	NXP Semiconductors N.V. ●	7,641
119	Qorvo, Inc. ●	8,759
5	Skyworks Solutions, Inc.	390
32	Synaptics, Inc. ●	2,421
		27,485
	Software and Services - 4.1%
178	Booz Allen Hamilton Holding Corp.	5,167
77	Check Point Software Technologies Ltd. ADR ●	5,950
163	Verint Systems, Inc. ●	8,682
		19,799
	Technology Hardware and Equipment - 3.3%
258	Arris Group, Inc. ●	6,770
173	Arrow Electronics, Inc. ●	9,537
		16,307
	Utilities - 6.3%
48	Alliant Energy Corp.	3,300
169	Great Plains Energy, Inc.	5,009
194	Portland General Electric Co.	7,710
238	UGI Corp.	8,808

1

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 98.7% - (continued)
	Utilities - 6.3% - (continued)
132	Westar Energy, Inc.		$5,643
			30,470
	Total Common Stocks
	(Cost $404,250)		$480,521

	Total Long-Term Investments
	(Cost $404,250)		$480,521

Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $4, collateralized by U.S. Treasury Note 0.88%, 2017, value of $4)
$4	0.04%, 1/31/15		$4
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $187, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $191)
187	0.06%, 1/31/15		187
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,355, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
	value of $1,382)
1,355	0.05%, 1/31/15		1,355
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $316,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $322)
316	0.06%, 1/31/15		316
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $903, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $921)
903	0.04%, 1/31/15		903
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $587, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $599)
587	0.05%, 1/31/15		587
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $51, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $52)
51	0.05%, 1/31/15		51
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $216, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $220)
216	0.06%, 1/31/15		216
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $13, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $14)
13	0.06%, 1/31/15		13
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $806, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $822)
806	0.07%, 1/31/15		806
			4,438
	Total Short-Term Investments
	(Cost $4,438)		$4,438

	Total Investments
	(Cost $408,688) ▲	99.6%	$484,959
	Other Assets and Liabilities	0.4%	2,126
	Total Net Assets	100.0%	$487,085

2

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $410,506 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$91,868
Unrealized Depreciation	(17,415)
Net Unrealized Appreciation	$74,453

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $13, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2007	182	Solar Cayman Ltd. - 144A	$53

At January 31, 2015, the aggregate value of these securities was $13, which rounds to zero percent of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Sell	02/03/2015	JPM	$22	$22	$–	$–
AUD	Sell	02/04/2015	WEST	7	7	–	–
CAD	Sell	02/02/2015	CBK	26	26	–	–
CAD	Sell	02/03/2015	MSC	7	7	–	–
EUR	Sell	02/03/2015	BCLY	3	3	–	–
EUR	Sell	02/04/2015	BCLY	15	15	–	–
EUR	Sell	02/02/2015	MSC	10	10	–	–
EUR	Sell	02/03/2015	MSC	53	53	–	–
HKD	Sell	02/02/2015	JPM	20	20	–	–
HKD	Sell	02/03/2015	JPM	5	5	–	–
JPY	Buy	02/04/2015	WEST	14	14	–	–
JPY	Sell	02/03/2015	DEUT	32	32	–	–
Total						$–	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	EURO
HKD	Hong Kong Dollar
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.3%
Consumer Staples	3.0
Energy	4.6
Financials	26.2
Health Care	7.4
Industrials	14.7
Information Technology	13.0
Materials	8.2
Utilities	6.3
Total	98.7%
Short-Term Investments	0.9
Other Assets and Liabilities	0.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$480,521	$442,534	$37,974	$13
Short-Term Investments	4,438	–	4,438	–
Total	$484,959	$442,534	$42,412	$13
Foreign Currency Contracts *	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Common Stocks	$13	$—	$—	*	$—	$—	$—	$—	$—	$13
Total	$13	$—	$—		$—	$—	$—	$—	$—	$13

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Moderate Allocation Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Affiliated Investment Companies - 100.1%
Alternative Strategy Funds - 17.0%
4,714	Hartford Real Total Return Fund		$45,443
2,471	The Hartford Alternative Strategies Fund		23,794
5,365	The Hartford Global Real Asset Fund		48,019
			117,256
	Total Alternative Strategy Funds
	(Cost $127,411)		$117,256

Domestic Equity Funds - 23.7%
1,161	The Hartford Capital Appreciation Fund		$47,130
3,490	The Hartford Dividend and Growth Fund		86,033
966	The Hartford MidCap Value Fund		15,148
637	The Hartford Small Company Fund		15,232
			163,543
	Total Domestic Equity Funds
	(Cost $144,002)		$163,543

International/Global Equity Funds - 23.0%
4,767	The Hartford Emerging Markets Research Fund		$37,089
1,773	The Hartford International Growth Fund		22,807
2,927	The Hartford International Opportunities Fund		44,728
2,317	The Hartford International Small Company Fund		31,492
1,584	The Hartford International Value Fund		22,529
			158,645
	Total International/Global Equity Funds
	(Cost $166,891)		$158,645

Taxable Fixed Income Funds - 36.4%
8,207	The Hartford Inflation Plus Fund		$90,690
3,135	The Hartford Strategic Income Fund		27,964
5,154	The Hartford Total Return Bond Fund		55,866
7,251	The Hartford World Bond Fund		76,285
			250,805
	Total Taxable Fixed Income Funds
	(Cost $259,112)		$250,805

	Total Investments in Affiliated Investment Companies
	(Cost $697,416)		$690,249

	Total Long-Term Investments
	(Cost $697,416)		$690,249

	Total Investments
	(Cost $697,416) ▲	100.1%	$690,249
	Other Assets and Liabilities	(0.1)%	(624)
	Total Net Assets	100.0%	$689,625

1

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $699,937 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$20,908
Unrealized Depreciation	(30,596)
Net Unrealized Depreciation	$(9,688)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Composition by Investments

as of January 31, 2015

Fund Name	Percentage of Net Assets
Hartford Real Total Return Fund	6.6%
The Hartford Alternative Strategies Fund	3.4
The Hartford Capital Appreciation Fund	6.8
The Hartford Dividend and Growth Fund	12.5
The Hartford Emerging Markets Research Fund	5.4
The Hartford Global Real Asset Fund	7.0
The Hartford Inflation Plus Fund	13.1
The Hartford International Growth Fund	3.3
The Hartford International Opportunities Fund	6.5
The Hartford International Small Company Fund	4.5
The Hartford International Value Fund	3.3
The Hartford MidCap Value Fund	2.2
The Hartford Small Company Fund	2.2
The Hartford Strategic Income Fund	4.1
The Hartford Total Return Bond Fund	8.1
The Hartford World Bond Fund	11.1
Other Assets and Liabilities	(0.1)
Total	100.0%

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Affiliated Investment Companies	$690,249	$690,249	$–	$–
Total	$690,249	$690,249	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

2

Hartford Multi-Asset Income Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 11.1%
		Finance and Insurance - 11.1%
		Adjustable Rate Mortgage Trust
	$77	0.44%, 11/25/2035 Δ	$70
		Banc of America Funding Corp.
	710	0.40%, 02/20/2047 Δ	609
		Bear Stearns Adjustable Rate Mortgage Trust
	436	4.90%, 06/25/2047 Δ	391
		Bear Stearns Alt-A Trust
	102	0.49%, 08/25/2036 Δ	77
	457	0.65%, 02/25/2036 Δ	376
	85	0.69%, 11/25/2035 Δ	71
	68	2.66%, 09/25/2035 Δ	62
	223	2.68%, 08/25/2036 Δ	163
		CHL Mortgage Pass-Through Trust
	576	0.51%, 03/25/2035 Δ	472
	708	2.42%, 06/20/2035 Δ	675
		Citigroup Commercial Mortgage Trust
	70	4.40%, 03/10/2047 ■Δ	58
		Commercial Mortgage Trust
	175	4.58%, 10/15/2045 ■Δ	143
		Connecticut Avenue Securities Series
	65	2.77%, 05/25/2024 Δ	58
	280	3.07%, 07/25/2024 Δ	254
	345	3.17%, 07/25/2024 Δ	309
	165	5.07%, 11/25/2024 Δ	168
		Countrywide Alternative Loan Trust
	40	0.31%, 04/25/2047 Δ	33
	266	0.44%, 01/25/2036 Δ	237
	934	0.61%, 04/25/2037 Δ	622
	463	0.67%, 12/25/2035 Δ	332
	185	6.00%, 05/25/2036	157
		Countrywide Home Loans, Inc.
	781	4.83%, 11/20/2035 Δ	700
	178	5.75%, 08/25/2037	170
		Downey S & L Association Mortgage Loan Trust
	92	1.03%, 03/19/2046 Δ	71
		GSAA Home Equity Trust
	1,084	0.24%, 12/25/2046 Δ	585
	156	0.26%, 12/25/2036 Δ	78
	926	0.40%, 04/25/2047 Δ	610
	929	0.47%, 03/25/2036 Δ	667
	70	0.49%, 04/25/2047 Δ	46
	489	5.98%, 06/25/2036	293
		GSR Mortgage Loan Trust
	655	2.63%, 01/25/2036 Δ	606
		Harborview Mortgage Loan Trust
	94	0.41%, 03/19/2036 Δ	69
	478	0.51%, 01/19/2035 Δ	334
		Home Equity Loan Trust
	625	0.33%, 04/25/2037 Δ	450
	322	2.35%, 11/25/2035 Δ	306
		IndyMac Index Mortgage Loan Trust
	85	0.37%, 10/25/2036 Δ	72
	192	0.41%, 07/25/2035 Δ	174
		JP Morgan Chase Commercial Mortgage Securities Corp.
	100	4.00%, 08/15/2046 ■	90
		JP Morgan Mortgage Trust
	117	2.78%, 05/25/2036 Δ	104
		Lehman XS Trust
	45	0.43%, 11/25/2035 Δ	32
		Luminent Mortgage Trust
	92	0.37%, 02/25/2046 Δ	70
		Master Adjustable Rate Mortgages Trust
	355	0.41%, 05/25/2037 Δ	239
		Morgan Stanley BAML Trust
	90	4.50%, 08/15/2045 ■	71
		Morgan Stanley Mortgage Loan Trust
	593	2.59%, 05/25/2036 Δ	432
		RBSGC Mortage Pass Through Certificates
	343	6.25%, 01/25/2037	310
		Residential Accredit Loans, Inc.
	363	0.39%, 02/25/2046 Δ	174
	574	1.41%, 11/25/2037 Δ	364
		Residential Funding Mortgage Securities, Inc.
	566	6.00%, 07/25/2037	512
		Sequoia Mortgage Trust
	231	0.44%, 01/20/2035 ╦Δ	218
		Structured Adjustable Rate Mortgage Loan Trust
	96	0.36%, 07/25/2037 Δ	69
		Structured Agency Credit Risk Debt Notes
	250	4.67%, 02/25/2024 Δ	252
		UBS-Barclays Commercial Mortgage Trust
	60	4.09%, 03/10/2046 ■Δ	51
		WaMu Mortgage Pass-Through Certificates
	439	1.09%, 07/25/2046 Δ	367
	560	4.51%, 08/25/2036 Δ	509
		Washington Mutual, Inc.
	521	0.93%, 12/25/2046 Δ	417
		Wells Fargo Alternative Loan Trust
	162	2.58%, 12/28/2037 Δ	139
		Wells Fargo Mortgage Backed Securities Trust
	144	2.49%, 10/25/2036 Δ	134
		WF-RBS Commercial Mortgage Trust
	251	3.02%, 11/15/2047 ■	178
	46	5.00%, 04/15/2045 ■	36
			15,336

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $15,653)	$15,336

Corporate Bonds - 17.2%
		Accommodation and Food Services - 0.1%
		NH Hoteles S.A.
EUR	100	6.88%, 11/15/2019 ■	$123

		Administrative, Support, Waste Management and Remediation Services - 0.5%
		ADT (The) Corp.
	350	6.25%, 10/15/2021 ╦	371
		Casella Waste Systems, Inc.
	35	7.75%, 02/15/2019	35
		Clean Harbors, Inc.
	120	5.25%, 08/01/2020	121
		Equinix, Inc.
	79	5.38%, 04/01/2023	82
		ServiceMaster (The) Co.
	76	7.00%, 08/15/2020	79
			688

1

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 17.2% - (continued)
		Arts, Entertainment and Recreation - 0.4%
		AMC Entertainment, Inc.
	$40	9.75%, 12/01/2020	$43
		CCO Holdings LLC
	80	5.25%, 09/30/2022	80
	70	5.75%, 09/01/2023	71
	65	6.63%, 01/31/2022	69
		Cequel Communications Holdings I LLC
	80	5.13%, 12/15/2021 ■	78
		Emdeon, Inc.
	45	11.00%, 12/31/2019	49
		Gannett Co., Inc.
	30	4.88%, 09/15/2021 ■	30
	70	5.13%, 10/15/2019	73
	5	5.50%, 09/15/2024 ■	5
	20	6.38%, 10/15/2023	21
		Gray Television, Inc.
	20	7.50%, 10/01/2020	21
		Sirius XM Radio, Inc.
	40	4.25%, 05/15/2020 ■	39
			579
		Chemical Manufacturing - 0.2%
		Faenza Acquisition Gmbh
EUR	100	8.25%, 08/15/2021 §	122
		Ineos Group Holdings plc
EUR	100	6.50%, 08/15/2018 §	113
			235
		Computer and Electronic Product Manufacturing - 0.2%
		CDW Escrow Corp.
	12	8.50%, 04/01/2019	13
		CDW LLC / CDW Finance Corp.
	20	5.50%, 12/01/2024	20
	65	6.00%, 08/15/2022	69
		Freescale Semiconductor, Inc.
	105	6.00%, 01/15/2022 ■	111
		Lucent Technologies, Inc.
	110	6.45%, 03/15/2029	106
			319
		Construction - 0.2%
		K Hovnanian Enterprises, Inc.
	50	7.00%, 01/15/2019 ■	46
	35	8.00%, 11/01/2019 ■	33
		KB Home
	95	7.00%, 12/15/2021	95
		Lennar Corp.
	40	4.75%, 11/15/2022	40
		M/I Homes, Inc.
	20	3.00%, 03/01/2018 β	19
		MPH Acquisition Holdings LLC
	30	6.63%, 04/01/2022 ■	31
		Paragon Offshore plc
	70	6.75%, 07/15/2022 ■	34
		Ply Gem Industries, Inc.
	40	6.50%, 02/01/2022	39
			337
		Electrical Equipment and Appliance Manufacturing - 0.0%
		Sensata Technologies B.V.
	20	5.63%, 11/01/2024 ■	21

		Fabricated Metal Product Manufacturing - 0.0%
		Entegris, Inc.
	60	6.00%, 04/01/2022 ■	61

		Finance and Insurance - 7.5%
		Ally Financial, Inc.
	30	3.75%, 11/18/2019	30
	85	5.13%, 09/30/2024	88
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	600	7.00%, 12/29/2049 §	699
	400	9.00%, 05/09/2018 §♠	435
		Banco Del Estado de Chile
	150	3.88%, 02/08/2022 ╦§	154
		Banco do Brasil
	221	6.25%, 04/15/2024 §♠	156
		Banco Santander S.A.
EUR	900	6.25%, 03/12/2049 §‡	1,012
		Bank of Ireland
EUR	100	10.00%, 07/30/2016 §	123
		Barclays Bank plc
EUR	400	8.00%, 12/15/2049	485
	425	8.25%, 12/15/2018 ♠β	443
		Blue Racer Midstream LLC
	20	6.13%, 11/15/2022 ■	20
		Brazil Minas SPE via State of Minas Gerais
	200	5.33%, 02/15/2028 §	197
		CIT Group, Inc.
	500	5.50%, 02/15/2019 ■	530
		Credit Agricole S.A.
EUR	175	6.50%, 06/23/2049 §	206
	200	8.13%, 09/19/2033 ■	227
		Credit Suisse Group AG
EUR	200	5.75%, 09/18/2025 §	260
		Development Bank of Kazakhstan JSC
	200	4.13%, 12/10/2022 §	163
		European Bank for Reconstruction & Dev
INR	5,900	5.10%, 02/02/2017 ☼	95
		Export-Import Bank of China
	375	3.63%, 07/31/2024 ╦§	397
		HSBC Holdings plc
	325	5.63%, 01/17/2020 ╦♠	329
		International Finance Corp.
INR	5,180	8.25%, 06/10/2021	96
		Lloyds Banking Group plc
EUR	325	6.38%, 06/27/2049 §	382
GBP	200	7.00%, 12/29/2049 §	300
		MSCI, Inc.
	55	5.25%, 11/15/2024 ■	57
		Nationstar Mortgage LLC
	55	7.88%, 10/01/2020	51
		Nationwide Building Society
GBP	385	6.88%, 03/11/2049 §	572
		Navient Corp.
	350	8.45%, 06/15/2018	396
		Provident Funding Associates L.P.
	75	6.75%, 06/15/2021 ■	72
		Royal Bank of Scotland Group plc
	270	6.13%, 12/15/2022	304
	100	7.64%, 09/27/2017 ♠Δ	107
		RZD Capital Ltd.
	525	5.70%, 04/05/2022 ╦§	425

2

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 17.2% - (continued)
		Finance and Insurance - 7.5% - (continued)
		Societe Generale
	$225	6.00%, 01/27/2020 ■♠	$207
EUR	125	6.75%, 04/07/2049 §	139
	820	8.25%, 11/29/2018 §‡♠	849
		SoftBank Corp.
EUR	100	4.63%, 04/15/2020 §	121
		TMX Finance LLC
	55	8.50%, 09/15/2018 ■	42
		UniCredit S.p.A.
	200	8.00%, 06/03/2024 §♠	196
			10,365
		Food Manufacturing - 0.4%
		ESAL GmbH
	200	6.25%, 02/05/2023 §	189
		Grupo Bimbo S.A.B. de C.V.
	405	4.88%, 06/27/2044 ■	421
			610
		Food Services - 0.1%
		ARAMARK Corp.
	70	5.75%, 03/15/2020	73
		CEC Entertainment, Inc.
	20	8.00%, 02/15/2022	19
			92
		Health Care and Social Assistance - 1.0%
		Alere, Inc.
	80	6.50%, 06/15/2020	81
	11	7.25%, 07/01/2018	12
		AmSurg Corp.
	65	5.63%, 07/15/2022 ■	67
		Biomet, Inc.
	40	6.50%, 08/01/2020	43
		Community Health Systems, Inc.
	145	5.13%, 08/01/2021	151
	40	6.88%, 02/01/2022	42
	140	7.13%, 07/15/2020	149
		Envision Healthcare Corp.
	10	5.13%, 07/01/2022 ■	10
		HCA Holdings, Inc.
	85	6.25%, 02/15/2021	92
	20	7.50%, 11/15/2095	20
		HCA, Inc.
	10	5.38%, 02/01/2025	10
	340	6.50%, 02/15/2020 ╦	383
		InVentiv Health, Inc.
	25	9.00%, 01/15/2018 ■	26
		Pinnacle Merger Sub, Inc.
	36	9.50%, 10/01/2023 ■	40
		Salix Pharmaceuticals Ltd.
	110	6.00%, 01/15/2021 ■	117
		Tenet Healthcare Corp.
	70	5.00%, 03/01/2019 ■	70
	50	8.13%, 04/01/2022	56
		Wellcare Health Plans, Inc.
	75	5.75%, 11/15/2020	78
			1,447
		Information - 2.1%
		Activision Blizzard, Inc.
	132	5.63%, 09/15/2021 ■	141
	10	6.13%, 09/15/2023 ■	11
		Altice Financing S.A.
EUR	100	6.50%, 01/15/2022 §	121
		Audatex North America, Inc.
	80	6.00%, 06/15/2021 ■	83
	40	6.13%, 11/01/2023 ■	42
		DISH DBS Corp.
	380	6.75%, 06/01/2021	413
	25	7.88%, 09/01/2019	28
		Empresa de Telecomunicaciones de Bogota S.A.
COP	270,000	7.00%, 01/17/2023 §	106
		First Data Corp.
	60	6.75%, 11/01/2020 ■	64
	55	8.25%, 01/15/2021 ■	59
	45	8.25%, 01/15/2021 §	48
		Harron Communications L.P.
	30	9.13%, 04/01/2020 ■	32
		Infor Software Parent LLC
	85	7.13%, 05/01/2021 ■	85
		Infor US, Inc.
	25	9.38%, 04/01/2019	27
		Intelsat Jackson Holdings S.A.
	60	7.50%, 04/01/2021	64
		Intelsat Luxembourg S.A.
	130	7.75%, 06/01/2021	129
		Level 3 Escrow, Inc.
	50	5.38%, 08/15/2022 ■	51
		Level 3 Financing, Inc.
	80	7.00%, 06/01/2020	85
		MetroPCS Wireless, Inc.
	70	6.63%, 11/15/2020	73
		Open Text Corp.
	20	5.63%, 01/15/2023 ■	21
		Sprint Communications, Inc.
	90	9.00%, 11/15/2018 ■	104
		Sprint Corp.
	110	7.25%, 09/15/2021	110
		Syniverse Holdings, Inc.
	30	9.13%, 01/15/2019	31
		T-Mobile USA, Inc.
	230	6.46%, 04/28/2019	239
	215	6.63%, 04/28/2021	223
		Unitymedia Hessen GmbH & Co.
EUR	100	5.75%, 01/15/2023 §	123
		UPCB Finance V Ltd.
	150	7.25%, 11/15/2021 ■	163
		Wind Acquisition Finance S.A.
EUR	100	4.00%, 07/15/2020 ■	112
		Windstream Corp.
	50	7.75%, 10/15/2020	52
	30	7.88%, 11/01/2017	32
		Zayo Group LLC
	50	6.00%, 04/01/2023 ■	50
			2,922
		Machinery Manufacturing - 0.2%
		Case New Holland Industrial, Inc.
	290	7.88%, 12/01/2017	319

		Mining - 0.6%
		ABJA Investment Co. Pte Ltd.
	215	5.95%, 07/31/2024 §	219

3

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 17.2% - (continued)
		Mining - 0.6% - (continued)
		AK Steel Corp.
	$90	7.63%, 05/15/2020	$78
	40	7.63%, 10/01/2021	33
		FMG Resources Aug 2006
	240	6.88%, 04/01/2022 ■	188
		Peabody Energy Corp.
	210	6.50%, 09/15/2020	161
		Steel Dynamics, Inc.
	40	5.13%, 10/01/2021 ■	41
	105	5.50%, 10/01/2024 ■	107
			827
		Motor Vehicle and Parts Manufacturing - 0.1%
		General Motors Co.
	25	4.88%, 10/02/2023	27
	110	6.25%, 10/02/2043	137
			164
		Nonmetallic Mineral Product Manufacturing - 0.5%
		Ardagh Packaging Finance plc
EUR	100	9.25%, 10/15/2020 §	120
		Cemex Finance LLC
	200	7.25%, 01/15/2021 ■	207
		Cemex S.A.B. de C.V.
EUR	100	4.75%, 01/11/2022 §	114
		HeidelbergCement Finance Luxembourg S.A.
EUR	30	8.50%, 10/31/2019 §	45
		Union Andina de Cementos SAA
	155	5.88%, 10/30/2021 ■	153
			639
		Other Services - 0.1%
		Abengoa Finance
EUR	100	6.00%, 03/31/2021 §	103
		Cardtronics, Inc.
	65	5.13%, 08/01/2022 ■	63
		Service Corp. International
	20	7.63%, 10/01/2018	23
			189
		Paper Manufacturing - 0.2%
		Cascades, Inc.
	5	5.50%, 07/15/2022 ■	5
		Clearwater Paper Corp.
	60	5.38%, 02/01/2025 ■	60
		Graphic Packaging International
	60	4.88%, 11/15/2022	62
		Smurfit Kappa Acquisitions
EUR	100	4.13%, 01/30/2020 §	124
			251
		Petroleum and Coal Products Manufacturing - 0.7%
		Antero Resources Finance Corp.
	70	6.00%, 12/01/2020	70
		Bonanza Creek Energy, Inc.
	25	6.75%, 04/15/2021	22
		California Resources Corp.
	5	5.00%, 01/15/2020 ■	4
	40	6.00%, 11/15/2024 ■	33
		Cobalt International Energy, Inc.
	20	2.63%, 12/01/2019 β	13
		Concho Resources, Inc.
	5	5.50%, 10/01/2022	5
		Denbury Resources, Inc.
	77	5.50%, 05/01/2022	68
		Diamondback Energy, Inc.
	50	7.63%, 10/01/2021	51
		Everest Acquisition LLC
	45	9.38%, 05/01/2020	45
		Petrobras Global Finance
GBP	250	5.38%, 10/01/2029 ╦	290
		Petroleos de Venezuela S.A.
	50	6.00%, 11/15/2026 §	15
		Rosetta Resources, Inc.
	40	5.63%, 05/01/2021	38
		SM Energy Co.
	15	6.13%, 11/15/2022 ■	15
		Tesoro Corp.
	75	5.13%, 04/01/2024	75
		Tesoro Logistics L.P.
	35	5.50%, 10/15/2019 ■	35
	55	6.25%, 10/15/2022 ■	56
		WPX Energy, Inc.
	90	5.25%, 09/15/2024	84
	75	6.00%, 01/15/2022	73
			992
		Pipeline Transportation - 0.1%
		El Paso Corp.
	25	7.00%, 06/15/2017	28
		Energy Transfer Equity L.P.
	40	7.50%, 10/15/2020	44
		MarkWest Energy Partners L.P.
	30	4.88%, 12/01/2024	30
	30	6.75%, 11/01/2020	32
		Southern Star Central Corp.
	10	5.13%, 07/15/2022 ■	10
			144
		Plastics and Rubber Products Manufacturing - 0.1%
		Associated Materials LLC
	40	9.13%, 11/01/2017	33
		Nortek, Inc.
	50	8.50%, 04/15/2021	53
			86
		Primary Metal Manufacturing - 0.2%
		ArcelorMittal
	15	7.25%, 03/01/2041	15
	25	7.50%, 10/15/2039	26
		United States Steel Corp.
	200	7.38%, 04/01/2020	206
			247
		Printing and Related Support Activities - 0.1%
		Quad Graphics, Inc.
	70	7.00%, 05/01/2022 ■	67

		Professional, Scientific and Technical Services - 0.1%
		Getty Images, Inc.
	30	7.00%, 10/15/2020 ■	21
		SunGard Data Systems, Inc.
	50	6.63%, 11/01/2019	50
			71
		Real Estate, Rental and Leasing - 0.3%
		International Lease Finance Corp.
	200	5.88%, 04/01/2019	217

4

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 17.2% - (continued)
		Real Estate, Rental and Leasing - 0.3% - (continued)
		International Lease Finance Corp. - (continued)
	$155	6.25%, 05/15/2019	$171
			388
		Retail Trade - 0.5%
		99 Cents Only Stores
	50	11.00%, 12/15/2019	53
		Albertson's Holdings LLC
	40	7.75%, 10/15/2022 ■	41
		Building Materials Corp.
	205	5.38%, 11/15/2024 ■	208
		GRD Holding III Corp.
	50	10.75%, 06/01/2019 ■	54
		Group 1 Automotive, Inc.
	55	5.00%, 06/01/2022 ■	54
		Michaels Stores, Inc.
	40	5.88%, 12/15/2020 ■	41
		Party City Holdings, Inc.
	40	8.88%, 08/01/2020	43
		PC Nextco Holdings LLC/PC Nextco Finance, Inc.
	50	8.75%, 08/15/2019	51
		Sotheby's
	125	5.25%, 10/01/2022 §	119
			664
		Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
		Sun Products Corp.
	60	7.75%, 03/15/2021 ■	53

		Support Activities For Transportation - 0.0%
		Aircastle Ltd.
	15	5.50%, 02/15/2022	15

		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	170	7.13%, 03/15/2021	183

		Utilities - 0.6%
		Dolphin Subsidiary II, Inc.
	150	7.25%, 10/15/2021	153
		Empresa Electrica Angamos S.A.
	210	4.88%, 05/25/2029 ■╦	212
		Eskom Holdings Ltd.
	275	5.75%, 01/26/2021 ■	274
		National Power Corp.
	70	9.63%, 05/15/2028 ╦	107
		Texas Competitive Electric Holdings Co. LLC
	70	11.50%, 10/01/2020 §Ϫ	47
			793
		Wholesale Trade - 0.0%
		Dynegy, Inc.
	15	7.38%, 11/01/2022 ■	16
	10	7.63%, 11/01/2024 ■	10
			26
		Total Corporate Bonds
		(Cost $25,544)	$23,917

Foreign Government Obligations - 10.4%
		Angola - 0.2%
		Angola (Republic of)
	$250	7.00%, 08/16/2019 §	$243

		Argentina - 0.1%
		Argentina (Republic of)
	179	0.00%, 06/02/2017 ●	166

		Azerbaijan - 0.3%
		Azerbaijan (Republic of)
	400	4.75%, 03/13/2023 §	362

		Brazil - 0.8%
		Brazil (Federative Republic of)
	200	5.00%, 01/27/2045	193
BRL	2,140	9.70%, 09/01/2020 ○	526
BRL	1,154	12.69%, 04/01/2016 ○	375
			1,094
		Colombia - 0.4%
		Colombia (Republic of)
COP	283,100	5.00%, 11/21/2018	116
COP	1,292,500	6.00%, 04/28/2028	482
			598
		Costa Rica - 0.2%
		Costa Rica (Republic of)
	300	5.63%, 04/30/2043 §	248

		Croatia - 0.2%
		Croatia (Republic of)
	225	5.50%, 04/04/2023 §	238

		Dominican Republic - 0.5%
		Dominican (Republic of)
	400	5.50%, 01/27/2025 ■	405
DOP	10,000	11.50%, 05/10/2024 ■	234
			639
		Ethiopia - 0.2%
		Ethiopia (Federal Republic of)
	200	6.63%, 12/11/2024 ■	196

		Greece - 1.5%
		Greece (Republic of)
EUR	250	2.00%, 02/24/2032 §	138
EUR	1,235	2.00%, 02/24/2035 §	678
EUR	2,000	2.00%, 02/24/2037 §	1,118
EUR	330	2.00%, 02/24/2042 §	183
			2,117
		Hungary - 0.2%
		Hungary (Republic of)
	200	4.00%, 03/25/2019	210
	75	6.25%, 01/29/2020	86
			296
		Indonesia - 0.6%
		Indonesia (Republic of)
	275	6.63%, 02/17/2037 §	338
IDR	3,400,000	8.38%, 03/15/2024	291
	175	8.50%, 10/12/2035 §	255
			884

5

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 10.4% - (continued)
		Kazakhstan - 0.1%
		Kazakhstan (Republic of)
	$200	4.88%, 10/14/2044 ■	$175

		Kenya - 0.2%
		Kenya (Republic of)
	200	6.88%, 06/24/2024 §	208

		Lithuania - 0.3%
		Lithuania (Republic of)
	125	5.13%, 09/14/2017 §	136
	100	6.13%, 03/09/2021 §	119
	150	7.38%, 02/11/2020 §	184
			439
		Mexico - 1.1%
		Mexico (United Mexican States)
	450	3.63%, 03/15/2022	463
MXN	9,107	4.00%, 06/13/2019 ◄	666
MXN	5,132	4.00%, 11/08/2046 ◄	410
			1,539
		Nigeria - 0.1%
		Nigeria (Federal Republic of)
	200	5.13%, 07/12/2018 §	194

		Panama - 0.1%
		Panama (Republic of)
	100	9.38%, 04/01/2029	157

		Peru - 0.3%
		Peru (Republic of)
	75	6.55%, 03/14/2037	99
	100	8.38%, 05/03/2016	109
	85	8.75%, 11/21/2033	135
			343
		Philippines - 0.3%
		Philippines (Republic of)
	50	9.50%, 10/21/2024	75
	225	10.63%, 03/16/2025	369
			444
		Romania - 0.3%
		Romania (Republic of)
	152	6.13%, 01/22/2044 §	203
	218	6.75%, 02/07/2022 §	267
			470
		Russia - 0.7%
		Russia (Federation of)
RUB	11,100	7.50%, 02/27/2019 Δ	127
	524	7.50%, 03/31/2030 §	527
	250	12.75%, 06/24/2028 §	339
			993
		South Africa - 0.3%
		South Africa (Republic of)
ZAR	4,200	7.75%, 02/28/2023	380

		Turkey - 0.6%
		Turkey (Republic of)
TRY	457	4.00%, 04/29/2015 ◄	185
	200	5.75%, 03/22/2024	229
	135	7.38%, 02/05/2025	172
TRY	550	8.50%, 09/14/2022	243
			829
		Uruguay - 0.7%
		Uruguay (Republic of)
UYU	15,972	4.25%, 04/05/2027 ◄	662
UYU	3,710	4.38%, 12/15/2028 ◄	155
	45	4.50%, 08/14/2024	49
	100	5.10%, 06/18/2050	109
			975
		Venezuela - 0.1%
		Venezuela (Republic of)
	525	7.00%, 03/31/2038 §	167

		Total Foreign Government Obligations
		(Cost $16,349)	$14,394

Municipal Bonds - 0.4%
		Miscellaneous - 0.4%
		Puerto Rico Government Employees Retirement System
	$905	6.15%, 07/01/2038	$405
	300	6.20%, 07/01/2039	134
	120	6.55%, 07/01/2058	54
			593
		Total Municipal Bonds
		(Cost $671)	$593

Senior Floating Rate Interests ♦ - 27.1%
		Accommodation and Food Services - 0.2%
		Hilton Worldwide Holdings, Inc.
	$216	3.50%, 08/07/2020	$213

		Administrative, Support, Waste Management and Remediation Services - 1.7%
		Acosta Holdco, Inc.
	285	5.00%, 09/26/2021	285
		Brickman Group Holdings, Inc.
	726	4.00%, 12/18/2020	708
		Ipreo Holdings LLC
	160	4.25%, 08/06/2021	157
		PRA Holdings, Inc.
	823	4.50%, 09/23/2020	815
		ServiceMaster (The) Co.
	347	4.25%, 07/01/2021	343
			2,308
		Agriculture, Forestry, Fishing and Hunting - 0.3%
		U.S. Ecology, Inc.
	357	3.75%, 06/17/2021	355

		Arts, Entertainment and Recreation - 1.6%
		Aristocrat Leisure Ltd.
	295	4.75%, 10/20/2021	290
		Formula One Holdings
	1,312	4.75%, 07/30/2021 ☼	1,268
	200	7.75%, 07/29/2022	193
		Scientific Games International, Inc.
	180	6.00%, 10/01/2021	177

6

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 27.1% - (continued)
	Arts, Entertainment and Recreation - 1.6% - (continued)
	Templar Energy
$100	8.50%, 11/25/2020	$61
	Univision Communications, Inc.
273	4.00%, 03/01/2020	269
		2,258
	Beverage and Tobacco Product Manufacturing - 0.2%
	DE Master Blenders 1753 N.V.
265	3.50%, 07/23/2021	262

	Chemical Manufacturing - 1.1%
	Exopack LLC
351	5.25%, 05/08/2019	351
	Ferro Corp.
224	4.00%, 07/30/2021	221
	Ineos US Finance LLC
397	3.75%, 05/04/2018	386
	PQ Corp.
397	4.00%, 08/07/2017	390
	Solenis International L.P.
224	4.25%, 07/31/2021	217
		1,565
	Computer and Electronic Product Manufacturing - 1.3%
	CDW LLC
571	3.25%, 04/29/2020	558
	Ceridian LLC
153	4.50%, 05/09/2017	150
	Freescale Semiconductor, Inc.
496	4.25%, 02/28/2020	489
	Vantiv LLC
673	3.75%, 06/13/2021	667
		1,864
	Finance and Insurance - 1.9%
	Asurion LLC
248	4.25%, 07/08/2020	243
	Chrysler Group LLC
819	3.50%, 05/24/2017	815
	EFS Cogen Holdings I LLC
286	3.75%, 12/17/2020	284
	Interactive Data Corp.
507	4.75%, 05/02/2021	505
	ION Trading Technologies Ltd.
240	7.25%, 06/10/2022	230
	Sedgwick CMS Holdings, Inc.
462	3.75%, 03/01/2021	445
	Walter Investment Management Corp.
197	4.75%, 12/18/2020	172
		2,694
	Food Manufacturing - 1.2%
	Burger King Co.
210	4.50%, 12/12/2021	210
	Dole Food Co., Inc.
335	4.50%, 11/01/2018	332
	Roundy's Supermarkets, Inc.
367	5.75%, 03/03/2021	339
	U.S. Foodservice, Inc.
744	4.50%, 03/31/2019	742
		1,623

	Furniture and Related Product Manufacturing - 0.3%
	AOT Bedding Super Holdings LLC
476	4.25%, 10/01/2019	472

	Health Care and Social Assistance - 2.6%
	AmSurg Corp.
612	3.75%, 07/08/2021	609
	Catalent Pharma Solutions, Inc.
463	4.25%, 05/20/2021	461
	DaVita HealthCare Partners, Inc.
900	3.50%, 06/24/2021	896
	HCA, Inc.
397	3.01%, 05/01/2018	396
	Healogics, Inc.
160	5.25%, 07/01/2021	157
	IMS Health, Inc.
387	3.50%, 03/17/2021	379
	One Call Medical, Inc.
208	5.00%, 11/27/2020	206
	Ortho-Clinical Diagnostics, Inc.
239	4.75%, 06/30/2021	229
	STHI Holding Corp.
105	4.50%, 08/06/2021	104
	Surgery Center Holdings, Inc.
145	5.25%, 11/03/2020	141
		3,578
	Health Care Providers and Services - 0.4%
	Multiplan, Inc.
631	3.75%, 03/31/2021	614

	Information - 3.9%
	Cabovisao-Televisao Por Cabo S.A.
695	5.50%, 07/02/2019	694
	Charter Communications Operating LLC
298	3.00%, 01/03/2021	292
205	4.25%, 09/10/2021	206
	Emdeon, Inc.
358	3.75%, 11/02/2018	353
	First Data Corp.
1,240	3.67%, 03/23/2018	1,217
	Gray Television, Inc.
151	3.75%, 06/13/2021	149
	Intelsat Jackson Holdings S.A.
400	3.75%, 06/28/2019	395
	Kronos, Inc.
890	4.50%, 10/30/2019	886
	Level 3 Communications, Inc.
400	4.00%, 08/01/2019	396
	Level 3 Financing, Inc.
235	4.50%, 01/31/2022	235
	RedPrairie Corp.
219	6.00%, 12/21/2018	208
	West Corp.
220	3.25%, 06/30/2018	217
	Zayo Group LLC
129	4.00%, 07/02/2019	128
		5,376
	Mining - 1.1%
	American Rock Salt Holdings LLC
488	4.75%, 05/20/2021	476

7

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 27.1% - (continued)
	Mining - 1.1% - (continued)
	Arch Coal, Inc.
$520	6.25%, 05/16/2018	$372
	BWAY Holding Co.
224	5.50%, 08/14/2020	224
	Fortescue Metals Group Ltd.
496	3.75%, 06/30/2019	434
		1,506
	Miscellaneous Manufacturing - 0.7%
	Reynolds Group Holdings, Inc.
645	4.00%, 12/01/2018	638
	TransDigm Group, Inc.
323	3.75%, 06/04/2021	318
		956
	Motor Vehicle and Parts Manufacturing - 0.5%
	SRAM LLC
679	4.02%, 04/10/2020	663

	Other Services - 0.7%
	Apex Tool Group LLC
223	4.50%, 01/31/2020	217
	Gardner Denver, Inc.
405	4.25%, 07/30/2020	378
	Husky Injection Molding Systems Ltd.
219	4.25%, 06/30/2021	215
	Husky International Ltd.
135	7.25%, 06/30/2022	128
		938
	Petroleum and Coal Products Manufacturing - 1.5%
	American Energy - Marcellus LLC
375	5.25%, 08/04/2020	307
	Drillships Ocean Ventures, Inc.
189	5.50%, 07/25/2021	157
	Pacific Drilling S.A.
443	4.50%, 06/03/2018	339
	Paragon Offshore Finance Co.
464	3.75%, 06/19/2021	351
	Samson Investment Co.
410	5.00%, 09/25/2018	254
	Seadrill Ltd.
923	4.00%, 02/21/2021	729
		2,137
	Pipeline Transportation - 0.3%
	EP Energy LLC
426	4.50%, 04/30/2019	399

	Plastics and Rubber Products Manufacturing - 0.5%
	Berry Plastics Group, Inc.
445	3.75%, 01/06/2021	438
	Consolidated Container Co.
323	5.00%, 07/03/2019	311
		749
	Professional, Scientific and Technical Services - 0.4%
	Advantage Sales & Marketing, Inc.
549	4.25%, 07/23/2021	542

	Real Estate, Rental and Leasing - 0.3%
	International Lease Finance Corp.
345	3.50%, 03/06/2021	343
	Neff Corp.
104	7.25%, 06/09/2021	102
		445
	Retail Trade - 2.7%
	Albertson's LLC
440	4.50%, 08/25/2021	439
	American Tire Distributors, Inc.
124	5.75%, 06/01/2018	124
	BJ's Wholesale Club, Inc.
447	4.50%, 09/26/2019	439
	Hillman (The) Cos., Inc.
199	4.50%, 06/30/2021	198
	Lands' End, Inc.
432	4.25%, 04/04/2021	414
	Mauser-Werke GmbH
100	4.50%, 07/31/2021	97
	Metaldyne Performance Group, Inc.
194	4.25%, 10/20/2021	193
	Michaels Stores, Inc.
766	4.00%, 01/28/2020	757
	Neiman Marcus (The) Group, Inc.
794	4.25%, 10/25/2020	769
	Rite Aid Corp.
275	4.88%, 06/21/2021	275
		3,705
	Truck Transportation - 0.4%
	Nexeo Solutions LLC
298	5.00%, 09/08/2017	284
	Swift Transportation Co., Inc.
223	3.75%, 06/09/2021	222
		506
	Utilities - 0.8%
	Energy Future Holdings
315	4.25%, 06/19/2016	315
	La Frontera Generation LLC
189	4.50%, 09/30/2020	185
	NRG Energy, Inc.
397	2.75%, 07/01/2018	392
	Texas Competitive Electric Holdings Co. LLC
254	3.75%, 05/05/2016	255
		1,147
	Wholesale Trade - 0.5%
	Gates Global LLC
783	4.25%, 07/05/2021	763

	Total Senior Floating Rate Interests
	(Cost $39,092)	$37,638

U.S. Government Agencies - 5.5%
	FHLMC - 0.5%
$200	3.00%, 02/15/2045 ☼Ð	$206
400	5.00%, 02/15/2044 ☼Ð	441
		647
	FNMA - 3.8%
600	3.00%, 02/15/2030 ☼Ð	631
200	3.50%, 02/15/2030 ☼Ð	212
3,500	3.50%, 02/15/2045 ☼Ð	3,698
100	4.00%, 02/15/2029 ☼Ð	106
400	5.00%, 02/15/2044 ☼Ð	442

8

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 5.5% - (continued)
	FNMA - 3.8% - (continued)
$200	5.50%, 02/15/2045 ☼Ð	$224
		5,313
	GNMA - 1.2%
100	3.00%, 02/15/2045 ☼Ð	104
100	3.50%, 02/15/2045 ☼Ð	105
400	4.00%, 03/15/2045 ☼Ð	426
900	4.50%, 03/15/2045 ☼Ð	976
		1,611
	Total U.S. Government Agencies
	(Cost $7,549)	$7,571

Common Stocks - 26.9%
	Automobiles and Components - 0.1%
2	General Motors Co.	$69

	Banks - 0.8%
106	Bank of China Ltd.	59
69	Bank of Communications Co.	58
301	China CITIC Bank	223
32	HSBC Holdings plc	293
1	Industrial Bank of Korea	13
13	National Bank of Canada	462
5	Raiffeisen Bank International AG	56
		1,164
	Capital Goods - 0.3%
26	Asahi Glass Co., Ltd.	137
17	Mitsui & Co., Ltd. ╦	212
5	Sumitomo Corp.	45
1	Vinci S.A.	67
		461
	Commercial and Professional Services - 0.2%
32	Dai Nippon Printing Co., Ltd.	288

	Consumer Durables and Apparel - 0.2%
8	Coach, Inc. ╦	316

	Consumer Services - 0.1%
2	InterContinental Hotels Group plc	76

	Energy - 6.7%
6	Antero Midstream Partners L.P. ●╦	146
17	Boardwalk Pipeline Partners L.P. ╦	257
42	BP plc	268
4	Buckeye Partners L.P. ╦	280
40	CNOOC Ltd.	53
5	CVR Energy, Inc. ╦	203
4	Delek Logistics Partners L.P. ╦	154
10	Enbridge Energy Partners L.P. ╦	403
4	Enbridge, Inc. ╦	194
13	Energy Transfer Partners L.P. ‡	815
15	Ensco plc ╦	429
33	Enterprise Products Partners L.P. ‡	1,135
2	HollyFrontier Corp.	54
11	Kinder Morgan, Inc. ╦	447
—	Lukoil ADR	14
4	Magellan Midstream Partners L.P. ╦	341
1	Marathon Petroleum Corp.	55
3	MarkWest Energy Partners L.P. ╦	168
3	NGL Energy Partners L.P.	89
7	ONEOK Partners L.P. ╦	286
4	Pembina Pipeline Corp.	114
7	Plains All American Pipeline L.P. ╦	348
10	PTT Public Co., Ltd. ╦	104
13	Repsol S.A. ╦	225
6	Rice Midstream Partners L.P. ●	79
9	Royal Dutch Shell plc Class B ╦	289
2	Seadrill Ltd.	26
4	SemGroup Corp. ╦	285
10	Sunoco Logistics Partners L.P. ╦	404
5	Tallgrass Energy Partners L.P. ╦	230
5	Targa Resources Partners L.P. ╦	225
3	Teekay Shipping Corp. ╦	115
1	Tesoro Corp.	49
4	Transcanada Corp.	178
37	Veresen, Inc.	467
5	Viper Energy Partners L.P.	91
5	Williams Cos., Inc. ╦	210
		9,230
	Food and Staples Retailing - 0.3%
7	Koninklijke Ahold N.V. ╦	130
3	Wal-Mart Stores, Inc. ╦	263
		393
	Food, Beverage and Tobacco - 0.3%
13	British American Tobacco Malaysia Bhd ╦	238
—	Bunge Ltd. Finance Corp.	9
3	Imperial Tobacco Group plc	143
		390
	Health Care Equipment and Services - 0.1%
—	Aetna, Inc.	24
1	Anthem, Inc. ╦	117
		141

9

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 26.9% - (continued)
	Insurance - 1.5%
1	Baloise Holding AG	$77
1	CNA Financial Corp.	47
11	CNP Assurances ╦	196
13	Direct Line Insurance Group plc	59
2	MS & AD Insurance Group Holdings	56
2	Scor SE	67
14	Suncorp-Metway Ltd. ╦	154
8	Swiss Re Ltd.	678
4	Talanx AG	125
2	Zurich Financial Services AG	673
		2,132
	Materials - 0.7%
—	CF Industries Holdings, Inc.	61
125	Fortescue Metals Group Ltd.	227
9	Kumba Iron Ore Ltd.	166
2	LyondellBasell Industries Class A ╦	126
26	Mitsubishi Chemical Holdings	136
6	MMC Norilsk Nickel OJSC ADR	90
17	Severstal GDR ╦§	154
		960
	Media - 0.7%
1	Axel Springer SE	49
4	Comcast Corp. Class A ╦	190
70	John Fairfax Holdings Ltd.	49
4	Liberty Global plc ●╦	165
6	SES Global ╦	203
126	Seven West Media Ltd. ●╦	128
15	Sky plc Θ	209
		993
	Pharmaceuticals, Biotechnology and Life Sciences - 1.6%
1	AbbVie, Inc.	66
2	AstraZeneca plc	114
9	Eli Lilly & Co. ╦	683
6	Johnson & Johnson ╦	614
—	Otsuka Holdings Co., Ltd.	15
7	Pfizer, Inc. ╦	225
7	Teva Pharmaceutical Industries Ltd. ADR ╦	398
1	United Therapeutics Corp. ●	99
		2,214
	Real Estate - 3.2%
29	American Capital Agency Corp. ╦	628
32	Annaly Capital Management, Inc. ╦	343
192	Chimera Investment Corp. REIT ╦	604
1,362	Evergrande Real Estate Group Ltd. ╦	565
62	GPT Group REIT ╦	219
11	HongKong Land Holdings Ltd.	81
—	InfraREIT, Inc. ●	3
7	Lend Lease Group	84
11	Link (The) REIT	71
76	MFA Mortgage Investments, Inc. REIT ╦	593
42	New World Development Co., Ltd.	50
218	Sino Land Co., Ltd. ╦	365
1	Sun Hung Kai Properties Ltd.	24
11	Swire Pacific Ltd. ╦	145
15	Swire Properties Ltd.	49
59	Two Harbors Investment Corp. REIT ╦	613
4	Wheelock & Co., Ltd.	24
		4,461

	Retailing - 0.9%
2	Best Buy Co., Inc.	74
2	Expedia, Inc. ╦	165
3	Foot Locker, Inc. ╦	149
3	Gap, Inc. ╦	135
9	Kohl's Corp. ╦	544
1	Macy's, Inc.	51
—	Ulta Salon, Cosmetics & Fragrances, Inc. ●	40
1	Williams-Sonoma, Inc.	78
		1,236
	Semiconductors and Semiconductor Equipment - 0.1%
3	Intel Corp.	86
1	Rohm Co., Ltd.	51
		137
	Software and Services - 0.3%
2	Computer Sciences Corp. ╦	109
8	Microsoft Corp. ╦	307
		416
	Technology Hardware and Equipment - 1.0%
4	Apple, Inc. ╦	518
58	Asustek Computer, Inc.	610
39	Gigabyte Technology Co., Ltd.	48
2	Qualcomm, Inc. ╦	156
		1,332
	Telecommunication Services - 3.8%
16	AT&T, Inc. ╦	533
4	BCE, Inc.	198
18	Belgacom S.A. ╦	653
482	Bezeq Israeli Telecommunication Corp., Ltd. ‡	769
16	CenturyLink, Inc. ╦	599
31	DiGi.com Berhad	55
7	Elisa Oyj ╦	185
25	Frontier Communications Co. ╦	167
10	Hellenic Telecommunications Organization S.A. ●	79
36	Koninklijke (Royal) KPN N.V.	112
2	Korea Telecom Corp.	55
—	Nippon Telegraph & Telephone Corp.	21
9	NTT DoCoMo, Inc.	149
3	Orange S.A.	49
448	P.T. Telekomunikasi Indonesia Tbk	99
76	PCCW Ltd.	51
514	Safaricom Ltd.	79
—	SK Telecom Co., Ltd.	117
49	Spark New Zealand Ltd. ╦	117
—	Swisscom AG ╦	107
24	TDC AS ╦	178
5	Telefonica Brasil S.A.	95
18	Telekom Malaysia Berhad	34
10	Telenor ASA	216
19	Telia Ab	118
10	Telstra Corp., Ltd.	51
3	Telus Corp. ╦	117
51	Total Access Communication Public Co., Ltd.	146
2	Verizon Communications, Inc.	95
23	Vodafone Group plc	80
		5,324

10

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 26.9% - (continued)
	Transportation - 0.6%
5	Abertis Infraestructuras S.A.	$103
4	Air New Zealand Ltd.	8
324	Hutchinson Port Holdings Trust ╦	231
5	Japan Airlines Co., Ltd.	173
7	West Japan Railway Co. ╦	376
		891
	Utilities - 3.4%
15	CESP - Companhia Energetica de Sao Paulo	129
5	CEZ AS ●╦	124
26	Cheung Kong Infrastructure Holdings Ltd.	213
10	Cia de Saneamento Basico do Estado de Sao Paulo ADR	51
2	Consolidated Edison, Inc. ╦	162
1	DTE Energy Co. ╦	121
2	Duke Energy Corp. ╦	162
3	E.On SE	42
8	Electrica S.A. ■●	100
32	Endesa S.A.	635
7	Entergy Corp. ╦	645
—	Exelon Corp.	8
18	GDF Suez	391
190	Guangdong Investment Ltd. ╦	255
17	Iberdrola S.A.	116
12	National Grid plc	165
3	PG&E Corp. ╦	179
38	PGE S.A.	200
4	Pinnacle West Capital Corp. ╦	267
28	Snam S.p.A. ╦	136
2	Southern Co. ╦	106
8	SSE plc	183
8	Suez Environment S.A. ╦	156
4	UGI Corp. ╦	131
		4,677
	Total Common Stocks
	(Cost $38,981)	$37,301

Preferred Stocks - 0.2%
	Media - 0.2%
6	ProSieben Sat.1 Media AG	$272

	Total Preferred Stocks
	(Cost $258)	$272

	Total Long-Term Investments Excluding Purchased Options
	(Cost $144,097)	$137,022

Short-Term Investments - 4.2%
Repurchase Agreements - 4.2%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $6, collateralized by U.S. Treasury Note 0.88%, 2017, value of $6)
$6	0.04%, 1/31/15	$6
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $244,
collateralized by FHLMC 3.50% - 4.00%, 2032
 - 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $249)
244	0.06%, 1/31/15	244
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,773, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $1,808)
1,772	0.05%, 1/31/15	1,772
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $413, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$421)
413	0.06%, 1/31/15	413
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,181, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $1,204)
1,181	0.04%, 1/31/15	1,181
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $768, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $783)
768	0.05%, 1/31/15	768
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $67, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $69)
67	0.05%, 1/31/15	67
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $282, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$288)
282	0.06%, 1/31/15	282
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $17, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $18)
17	0.06%, 1/31/15	17

11

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Short-Term Investments - 4.2% - (continued)
Repurchase Agreements - 4.2% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,054, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $1,075)
$1,054	0.07%, 1/31/15		$1,054
			5,804
	Total Short-Term Investments
	(Cost $5,804)		$5,804

	Total Investments Excluding Purchased Options
	(Cost $149,901)	103.0%	$142,826
	Total Purchased Options
	(Cost $38)	—%	18
	Total Investments
	(Cost $149,939) ▲	103.0%	$142,844
	Other Assets and Liabilities	(3.0)%	(4,232)
	Total Net Assets	100.0%	$138,612

12

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $149,919 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,079
Unrealized Depreciation	(9,154)
Net Unrealized Depreciation	$(7,075)

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ϫ	The issuer is in bankruptcy. The investment held by the Fund has made partial interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $7,301, which represents 5.3% of total net assets.

§

These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $14,813, which represents 10.7% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

β	Convertible security.

Ð	Represents or includes a TBA transaction.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $4,091 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Θ	This security, or a portion of this security, has been pledged as collateral in connection with OTC option and/or swaption contracts.

13

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Cash and securities pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received *
OTC option and/or OTC swap contracts	$540	$1,312
Exchange traded options contracts	1,000	–
Futures contracts	205	–
Centrally cleared swaps contracts	652	–
Total	$2,397	$1,312

‡ As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.
* Securities valued at $487, held on behalf of the Fund at the custodian, were designated by broker(s) as collateral in connection with OTC option and/or OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
BRL Call/USD Put	JPM	FX	2.41 BRL per USD	09/28/15	BRL	600,000	$1	$5	$(4)
CNY Call/USD Put	BOA	FX	6.15 CNY per USD	02/17/15	CNY	5,000,000	1	1	–
EUR Call/USD Put	BOA	FX	1.27 USD per EUR	01/07/16	EUR	1,845,000	12	27	(15)
RUB Call/USD Put	GSC	FX	36.97 RUB per USD	09/02/15	RUB	9,000,000	–	3	(3)
Total Calls						16,445,000	$14	$36	$(22)
Puts
PEN Put/USD Call	JPM	FX	3.01 PEN per USD	03/10/15	PEN	580,000	$4	$2	$2

Total purchased option contracts						17,025,000	$18	$38	$(20)

*   The number of contracts does not omit 000's.

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received by Fund	Unrealized Appreciation (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.EUR.22	CSI	CR	0.65%	02/18/15	EUR	19,995,000	$73	$70	$(3)
Credit Default Swaption ITRAXX.XOV.22	BNP	CR	3.00%	02/18/15	EUR	5,990,000	16	48	32
Total Calls						25,985,000	$89	$118	$29
Puts
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.65%	02/18/15	EUR	19,995,000	$24	$48	$24
Credit Default Swaption ITRAXX.XOV.22	BNP	CR	3.00%	02/18/15	EUR	5,990,000	100	47	(53)
Total Puts						25,985,000	$124	$95	$(29)
Total written swaption contracts						51,970,000	$213	$213	$–

* The number of contracts does not omit 000's.

14

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Exchange Traded Option Contracts Outstanding at January 31, 2015

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received by Fund	Unrealized Appreciation (Depreciation)
Written option contracts:
Puts
S&P 500 Index Option	EQ	1,950.00 USD	03/20/15	USD	33	$129	$73	$(56)

* The number of contracts does not omit 000's.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	5	03/20/2015	$645	$654	$9	$–	$3	$–
U.S. Treasury 30-Year Bond Future	42	03/20/2015	6,067	6,354	287	–	37	–
U.S. Treasury 5-Year Note Future	79	03/31/2015	9,551	9,586	35	–	36	–
U.S. Treasury CME Ultra Long Term Bond Future	9	03/20/2015	1,505	1,611	106	–	16	(1)
Total					$437	$–	$92	$(1)
Short position contracts:
U.S. Treasury 2-Year Note Future	19	03/31/2015	$4,173	$4,176	$–	$(3)	$–	$(4)

Total futures contracts					$437	$(3)	$92	$(5)

* The number of contracts does not omit 000's.

15

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06-1	JPM	USD	9	(0.18)%	07/25/45	$–	$–	$–	$–	$–
ABX.HE.AAA.06-2	CSI	USD	126	(0.11)%	05/25/46	24	–	25	1	–
ABX.HE.AAA.06-2	JPM	USD	424	(0.11)%	05/25/46	85	–	85	–	–
ABX.HE.AAA.06-2	MSC	USD	162	(0.11)%	05/25/46	32	–	32	–	–
ABX.HE.AAA.07	MSC	USD	436	(0.09)%	08/25/37	112	–	113	1	–
ABX.HE.AAA.07-1	GSC	USD	382	(0.09)%	08/25/37	95	–	99	4	–
ABX.HE.AAA.07-1	MSC	USD	466	(0.09)%	08/25/37	114	–	121	7	–
CDX.EM.22	BNP	USD	100	(1.00)%	12/20/19	12	–	13	1	–
CDX.EM.22	CBK	USD	1,240	(1.00)%	12/20/19	152	–	160	8	–
CDX.EM.22	DEUT	USD	105	(1.00)%	12/20/19	13	–	14	1	–
CDX.EM.22	GSC	USD	280	(1.00)%	12/20/19	33	–	36	3	–
CMBX.NA.A.7	JPM	USD	170	(2.00)%	01/17/47	–	(4)	–	4	–
CMBX.NA.AA.2	CSI	USD	570	(0.15)%	03/15/49	158	–	185	27	–
CMBX.NA.AA.7	CSI	USD	630	(1.50)%	01/17/47	–	(6)	2	8	–
CMBX.NA.AA.7	CSI	USD	230	(1.50)%	01/17/47	1	–	1	–	–
CMBX.NA.AJ.1	JPM	USD	255	(0.84)%	10/12/52	5	–	5	–	–
CMBX.NA.AJ.2	JPM	USD	238	(1.09)%	03/15/49	19	–	21	2	–
CMBX.NA.AJ.4	CSI	USD	737	(0.96)%	02/17/51	143	–	148	5	–
CMBX.NA.AJ.4	GSC	USD	264	(0.96)%	02/17/51	45	–	53	8	–
CMBX.NA.AJ.4	JPM	USD	647	(0.96)%	02/17/51	117	–	130	13	–
CMBX.NA.AJ.4	MSC	USD	169	(0.96)%	02/17/51	34	–	34	–	–
CMBX.NA.AM.2	JPM	USD	1,025	(0.50)%	03/15/49	13	–	8	–	(5)
CMBX.NA.AM.4	JPM	USD	155	(0.50)%	02/17/51	7	–	5	–	(2)
CMBX.NA.AS.6	CSI	USD	385	(1.00)%	05/11/63	1	–	4	3	–
CMBX.NA.AS.7	CSI	USD	440	(1.00)%	01/17/47	6	–	9	3	–
Total						$1,221	$(10)	$1,303	$99	$(7)
Sell protection:
CMBX.NA.A.2	BOA	USD	97	0.25%	03/15/49	$–	$(56)	$(64)	$–	$(8)
CMBX.NA.AAA.6	BCLY	USD	10,035	0.50%	05/11/63	–	(145)	(237)	–	(92)
CMBX.NA.AAA.6	BOA	USD	80	0.50%	05/11/63	–	(2)	(2)	–	–
CMBX.NA.AAA.6	BOA	USD	400	0.50%	05/11/63	–	(9)	(9)	–	–
CMBX.NA.AAA.6	CSI	USD	590	0.50%	05/11/63	–	(14)	(14)	–	–
CMBX.NA.AAA.6	CSI	USD	3,310	0.50%	05/11/63	–	(56)	(78)	–	(22)
CMBX.NA.BB.6	BCLY	USD	25	5.00%	05/11/63	–	–	–	–	–
CMBX.NA.BB.6	BOA	USD	250	5.00%	05/11/63	–	(2)	(2)	–	–
CMBX.NA.BB.6	CSI	USD	160	5.00%	05/11/63	–	(1)	(1)	–	–
CMBX.NA.BB.6	CSI	USD	1,130	5.00%	05/11/63	16	–	(4)	–	(20)
CMBX.NA.BB.7	BOA	USD	80	5.00%	01/17/47	–	(3)	(2)	1	–
CMBX.NA.BB.7	CSI	USD	65	5.00%	01/17/47	–	(4)	(2)	2	–
CMBX.NA.BB.7	JPM	USD	625	5.00%	01/17/47	1	–	(15)	–	(16)
CMBX.NA.BB.8	BOA	USD	120	5.00%	10/17/57	–	(8)	(8)	–	–
CMBX.NA.BB.8	CSI	USD	40	5.00%	10/17/57	–	(3)	(3)	–	–
CMBX.NA.BBB-.7	CSI	USD	213	3.00%	01/17/47	–	(1)	(5)	–	(4)
PrimeX.ARM.2	JPM	USD	332	4.58%	12/25/37	11	–	10	–	(1)
Total						$28	$(304)	$(436)	$3	$(163)
Total traded indices						$1,249	$(314)	$867	$102	$(170)
Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	GSC	USD	350	(1.00)% / 2.21%	12/20/19	$14	$–	$19	$5	$–
Brazil (Federative Republic of)	JPM	USD	350	(1.00)% / 2.21%	12/20/19	17	–	19	2	–
Darden Restaurants, Inc.	BCLY	USD	280	(1.00)% / 1.30%	12/20/19	9	–	3	–	(6)
Russia (Federation of)	GSC	USD	365	(1.00)% / 6.29%	12/20/19	77	–	77	–	–
Total						$117	$–	$118	$7	$(6)

16

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Sell protection:
Bank of America Corp.	BCLY	USD	500	1.00% / 0.63%	06/20/19	$7	$–	$8	$1	$–
Bank of America Corp.	GSC	USD	1,425	1.00% / 0.66%	09/20/19	23	–	22	–	(1)
Citigroup, Inc.	GSC	USD	500	1.00% / 0.76%	06/20/19	6	–	5	–	(1)
Citigroup, Inc.	GSC	USD	1,425	1.00% / 0.79%	09/20/19	24	–	13	–	(11)
Goldman Sachs Group, Inc.	BCLY	USD	250	1.00% / 0.84%	06/20/19	2	–	2	–	–
Goldman Sachs Group, Inc.	CSI	USD	725	1.00% / 0.88%	09/20/19	11	–	4	–	(7)
Morgan Stanley	BCLY	USD	725	1.00% / 0.78%	09/20/19	11	–	7	–	(4)
Morgan Stanley	GSC	USD	250	1.00% / 0.74%	06/20/19	3	–	3	–	–
Total						$87	$–	$64	$1	$(24)
Total single-name issues						$204	$–	$182	$8	$(30)
Total OTC contracts						$1,453	$(314)	$1,049	$110	$(200)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.23	CME	USD	7,620	(1.00)%	12/20/19	$(109)	$(106)	$3	$–	$8	$–
ITRAXX.XOV.22	ICE	EUR	2,055	(5.00)%	12/20/19	(189)	(178)	11	–	10	–
Total						$(298)	$(284)	$14	$–	$18	$–
Sell protection:
CDX.NA.HY.23	CME	USD	11,925	5.00%	12/20/19	$735	$662	$–	$(73)	$–	$(27)

Total traded indices						$437	$378	$14	$(73)	$18	$(27)
Total centrally cleared contracts						$437	$378	$14	$(73)	$18	$(27)

(a)	The FCM to the contracts is MSC.
(b)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

17

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
CPURNSA	JPM	USD	5,400	(1.84)% Fixed	01/15/25	$–	$–	$5	$5	$–
JPM CORP EMBI †	JPM	USD	2,900	3M LIBOR - 1.25%	06/24/15	–	–	(20)	–	(20)
JPM EMBI Plus	JPM	USD	9,750	3M LIBOR	06/22/15	–	–	2	2	–
Total						$–	$–	$(13)	$7	$(20)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2015, the aggregate market value of these securities was $(20), which rounds to zero percent of total net assets.

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FNMA, 3.50%	$3,500	02/15/2045	$3,697	$(26)
GNMA, 3.00%	500	02/15/2045	519	(1)
Total			$4,216	$(27)

At January 31, 2015, the aggregate market value of these securities represents 3.0% of total net assets.

18

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	03/03/2015	UBS	$265	$257	$–	$(8)
BRL	Sell	03/03/2015	MSC	259	257	2	–
CHF	Sell	03/18/2015	UBS	1,385	1,538	–	(153)
COP	Buy	03/18/2015	CBK	173	171	–	(2)
COP	Sell	03/18/2015	BOA	559	552	7	–
COP	Sell	03/16/2015	HSBC	116	112	4	–
COP	Sell	03/16/2015	UBS	117	113	4	–
EUR	Buy	03/18/2015	BCLY	558	535	–	(23)
EUR	Buy	02/27/2015	BOA	141	135	–	(6)
EUR	Buy	02/27/2015	CBA	803	807	4	–
EUR	Buy	03/18/2015	MSC	283	261	–	(22)
EUR	Buy	03/18/2015	NAB	21	19	–	(2)
EUR	Buy	03/18/2015	UBS	422	391	–	(31)
EUR	Sell	02/27/2015	BNP	23	23	–	–
EUR	Sell	02/27/2015	BOA	2,816	2,690	126	–
EUR	Sell	09/18/2015	CBK	194	170	24	–
EUR	Sell	02/19/2015	DEUT	118	113	5	–
EUR	Sell	03/18/2015	GSC	535	496	39	–
EUR	Sell	03/18/2015	MSC	2	2	–	–
EUR	Sell	03/18/2015	NAB	6,724	6,136	588	–
EUR	Sell	03/18/2015	UBS	6,921	6,630	291	–
GBP	Buy	02/06/2015	DEUT	266	264	–	(2)
GBP	Sell	02/06/2015	BOA	110	105	5	–
GBP	Sell	02/27/2015	DEUT	443	440	3	–
GBP	Sell	02/06/2015	MSC	165	158	7	–
GBP	Sell	03/18/2015	RBC	759	732	27	–
INR	Buy	03/18/2015	UBS	1,340	1,346	6	–
MYR	Buy	02/13/2015	BCLY	359	355	–	(4)
MYR	Sell	02/13/2015	BCLY	384	355	29	–
MYR	Sell	03/18/2015	BCLY	189	187	2	–
NOK	Sell	03/18/2015	UBS	276	273	3	–
RON	Buy	03/16/2015	BNP	388	357	–	(31)
RSD	Buy	09/18/2015	CBK	181	157	–	(24)
RUB	Sell	03/18/2015	JPM	76	71	5	–
TRY	Sell	03/18/2015	BCLY	194	186	8	–
Total						$1,189	$(308)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

19

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian New Ruble
TRY	Turkish New Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CR	Credit
EQ	Equity
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	5.5%
Aa/ AA	0.4
A	0.8
Baa/ BBB	6.8
Ba/ BB	17.9
B	25.0
Caa/ CCC or Lower	11.1
Not Rated	4.2
Non-Debt Securities and Other Short-Term Instruments	31.3
Other Assets and Liabilities	(3.0)
Total	100.0%

*

Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

20

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$69	$69	$–	$–
Banks	1,164	462	702	–
Capital Goods	461	–	461	–
Commercial and Professional Services	288	–	288	–
Consumer Durables and Apparel	316	316	–	–
Consumer Services	76	–	76	–
Energy	9,230	8,291	939	–
Food and Staples Retailing	393	263	130	–
Food, Beverage and Tobacco	390	9	381	–
Health Care Equipment and Services	141	141	–	–
Insurance	2,132	47	2,085	–
Materials	960	431	529	–
Media	993	558	435	–
Pharmaceuticals, Biotechnology and Life Sciences	2,214	2,085	129	–
Real Estate	4,461	2,865	1,596	–
Retailing	1,236	1,236	–	–
Semiconductors and Semiconductor Equipment	137	86	51	–
Software and Services	416	416	–	–
Technology Hardware and Equipment	1,332	674	658	–
Telecommunication Services	5,324	1,883	3,441	–
Transportation	891	231	660	–
Utilities	4,677	2,061	2,616	–
Total	37,301	22,124	15,177	–
Asset and Commercial Mortgage Backed Securities	15,336	–	10,349	4,987
Corporate Bonds	23,917	–	23,822	95
Foreign Government Obligations	14,394	–	14,394	–
Municipal Bonds	593	–	593	–
Preferred Stocks	272	–	272	–
Senior Floating Rate Interests	37,638	–	37,638	–
U.S. Government Agencies	7,571	–	7,571	–
Short-Term Investments	5,804	–	5,804	–
Purchased Options	18	–	18	–
Total	$142,844	$22,124	$115,638	$5,082
Foreign Currency Contracts*	$1,189	$–	$1,189	$–
Futures*	437	437	–	–
Swaps - Credit Default*	124	–	124	–
Swaps - Total Return*	7	–	7	–
Total	$1,757	$437	$1,320	$–
Liabilities:
TBA Sale Commitments	$4,216	$–	$4,216	$–
Written Options	342	129	213	–
Total	$4,558	$129	$4,429	$–
Foreign Currency Contracts*	$308	$–	$308	$–
Futures*	3	3	–	–
Swaps - Credit Default*	273	–	273	–
Swaps - Total Return*	20	–	–	20
Total	$604	$3	$581	$20

♦	For the three-month period ended January 31, 2015, investments valued at $4 were transferred from Level 1 to Level 2, and investments valued at $111 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

21

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$5,134	$12		$30	†	$29	$318	$(536)	$—	$—	$4,987
Corporate Bonds	220	—		—	‡	—	95	—	—	(220)	95
Total	$5,354	$12		$30		$29	$413	$(536)	$—	$(220)	$5,082

Liabilities:
Swaps§	$9	$—	**	$11	††	$—	$—	$—	$—	$—	$20
Total	$9	$—		$11		$—	$—	$—	$—	$—	$20

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $31.

‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 rounds to zero.

§	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.

**	The realized gain (loss) earned for swaps during the period ended January 31, 2015 was $45.

††	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(20).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

22

The Hartford Municipal Opportunities Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 94.4%
	Alabama - 1.3%
	Birmingham, AL, Baptist Medical Center Special Care Fac
$1,855	5.25%, 11/15/2016	$1,920
	Jefferson County, AL, Sewer Rev
2,000	5.00%, 10/01/2017	2,166
	Mobile, AL, Industrial Development Board Pollution
1,540	1.65%, 06/01/2034	1,565
		5,651
	Arizona - 2.4%
	Arizona State Health Fac Auth
2,000	5.00%, 12/01/2029	2,385
2,000	5.00%, 12/01/2030	2,376
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	280
	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School
1,435	8.50%, 07/01/2039	1,635
	Salt River, AZ, Agricultural Improvement
3,000	5.00%, 12/01/2027	3,648
		10,324
	California - 12.2%
	Bay Area, CA, Toll Auth Bridge Rev
1,450	1.50%, 04/01/2047 Δ	1,470
	California County, CA, Tobacco Securitization
1,000	5.00%, 06/01/2022	1,184
	California State Communities DA Rev
955	0.94%, 04/01/2036 Δ	820
1,000	5.63%, 10/01/2032	1,083
	California State GO
4,985	6.50%, 04/01/2033	6,134
	California State Health Facilities
1,500	6.00%, 07/01/2029	1,786
	California State Public Works Board, Correctional Facilities Improvement
1,000	6.00%, 03/01/2035	1,203
	California State Public Works Board, Lease Rev
2,000	5.25%, 10/01/2023	2,472
	California State Public Works Board, State University Trustees
2,000	6.25%, 04/01/2034	2,393
	Foothill-Eastern Transportation Corridor Agency
660	5.00%, 01/15/2053 Δ	719
	Hemet, CA Unif School Dist FA
1,440	5.00%, 09/01/2030 ☼	1,659
535	5.00%, 09/01/2031 ☼	615
	Irvine, CA, Improvement Bond Act
1,065	4.00%, 09/02/2016	1,114
	Long Beach, CA, FA Natural Gas
425	1.61%, 11/15/2027 Δ	394
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,148
	Port of Oakland, CA
985	5.00%, 05/01/2021	1,181
500	5.00%, 05/01/2023	597
	Rancho Cucamonga, CA, Redev Agency Tax
1,000	5.00%, 09/01/2029	1,200
	San Bernardino, CA, USD GO
1,150	5.00%, 08/01/2021	1,390
	San Buenaventura, CA, Community Memorial Health System
1,000	7.50%, 12/01/2041	1,247
	San Diego, CA, Redev Agency Tax Allocation
3,000	7.00%, 11/01/2039	3,603
	San Joaquin Hills, CA, Transporation Auth
875	5.00%, 01/15/2029	1,009
	San Jose, CA, Redev Agency
2,575	5.00%, 08/01/2022	2,781
500	6.50%, 08/01/2023	564
	San Mateo Joint Powers Financing Auth
1,250	5.00%, 06/15/2029	1,517
1,250	5.00%, 06/15/2030	1,512
	Santa Cruz County, CA, Redev Agency
1,250	5.00%, 09/01/2024	1,545
1,335	6.63%, 09/01/2029	1,570
	Santa Margarita, CA, Water Dist Special Tax
500	4.25%, 09/01/2021	550
500	5.00%, 09/01/2022	582
500	5.00%, 09/01/2023	581
1,130	5.00%, 09/01/2028	1,301
	Successor Agy to the Richmond County Redev Agency
640	4.00%, 09/01/2016	671
	Twin Rivers, CA, Unif School Dist Cops
3,000	3.45%, 07/01/2037	3,006
	University of California
1,595	5.00%, 05/15/2025	2,011
		52,612
	Colorado - 0.3%
	Denver, CO, City and County Special Fac Airport Rev
1,000	5.00%, 11/15/2018	1,147

	Connecticut - 1.5%
	City of New Haven, CT, GO
2,600	5.00%, 08/01/2024	3,188
	Connecticut Housing FA
995	4.00%, 11/15/2044	1,087
	Hartford, CT, GO
1,850	5.00%, 04/01/2026	2,185
		6,460
	District of Columbia - 0.7%
	Metropolitan Washington, DC, Airport Auth System Rev
1,450	5.00%, 10/01/2022	1,773
	Washington, DC, Metropolitan Airport Auth System Rev
1,000	5.00%, 10/01/2020	1,193
		2,966
	Florida - 7.9%
	Arlington of Naples
500	6.50%, 05/15/2020 ■	503
500	7.00%, 05/15/2024 ■	566
	Broward County, FL School Board
1,350	5.00%, 07/01/2027 ☼	1,645
	Broward Cty Florida School Board
650	5.00%, 07/01/2027 ☼	792
	Florida Village Community Development Dist No 8
2,195	6.38%, 05/01/2038	2,482

1

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 94.4% - (continued)
	Florida - 7.9% - (continued)
	Greater Orlando, FL, Aviation Auth
$3,300	5.00%, 10/01/2021	$3,974
1,040	5.00%, 10/01/2024	1,213
	Highlands County, FL, Adventist Health (Prerefunded with US Gov't Securities)
125	5.25%, 11/15/2036	135
	Highlands County, FL, Health Fac Auth
1,905	5.25%, 11/15/2036	2,045
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,177
	Jacksonville, FL, Sales Tax Rev
2,700	5.00%, 10/01/2021	3,295
	Lake County, FL, School Board
2,000	5.00%, 06/01/2026	2,408
	Lakeland, FL, Retirement Community Rev
1,750	6.38%, 01/01/2043	1,880
	Lee County, FL, School Board
1,000	4.00%, 08/01/2016	1,053
	Magnolia Creek, FL, Community Development Dist Capital Improvement
500	0.00%, 05/01/2039 ●	175
	Miami-Dade County, FL, Aviation Rev
1,000	5.00%, 10/01/2024	1,183
2,500	5.00%, 10/01/2026	2,926
	Orange County, FL, School Board
2,130	5.00%, 08/01/2026	2,567
	Palm Beach County, FL, Health System
1,000	6.75%, 06/01/2024	1,150
	River Bend Community Development Dist, Capital Improvement Rev
1,560	0.00%, 11/01/2015 ●	201
	Village, FL, Community Development Dist #11
500	3.25%, 05/01/2019	503
	Volusia County, FL, School Board
775	5.00%, 08/01/2025	949
		33,822
	Georgia - 1.2%
	Clayton County, GA, DA
1,965	9.00%, 06/01/2035	2,005
	Dekalb Newton and Gwinnett Counties, GA, Joint DA
1,500	6.00%, 07/01/2034	1,724
	Marietta, GA, DA Life University, Inc. Proj
1,500	7.00%, 06/15/2030	1,616
		5,345
	Hawaii - 0.3%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,214

	Idaho - 0.3%
	Idaho State Helath Facilities Auth Rev
1,000	5.00%, 03/01/2032	1,160

	Illinois - 8.3%
	Aurora, IL, Tax Increment Rev
830	6.75%, 12/30/2027	917
	Chicago, IL, Board of Education
1,625	6.00%, 01/01/2020 ‡	1,836
	Chicago, IL, O'Hare International Airport Rev
855	5.25%, 01/01/2027	858
	Chicago, IL, Park Dist, GO
2,750	5.00%, 01/01/2026	3,272
	City of Chicago, IL, GO
1,700	4.00%, 01/01/2018	1,781
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
96	0.00%, 03/01/2037 ●	71
	Illinois FA Rev, Art Institute of Chicago Ser A
1,400	6.00%, 03/01/2038	1,659
	Illinois FA Rev, Silver Cross Hospital and Medicine
3,000	5.50%, 08/15/2030	3,312
	Illinois Metropolitan Pier & Exposition Auth
4,000	4.32%, 12/15/2024 ○	2,976
	Illinois State FA Rev
1,650	5.00%, 11/15/2031 ☼	1,963
1,250	7.75%, 08/15/2034	1,570
	Illinois State GO
1,500	5.00%, 01/01/2022	1,688
1,500	5.00%, 08/01/2025	1,687
1,500	5.25%, 01/01/2021	1,735
	Illinois State Sales Tax Rev
1,830	6.50%, 06/15/2022	2,121
	Illinois State Toll Highway Auth
2,000	5.00%, 01/01/2030	2,407
	Illinois State Unemployment Insurance Fund
1,000	5.00%, 06/15/2019	1,017
1,500	5.00%, 12/15/2019	1,526
	Kane Cook & DuPage Counties GO
2,800	5.00%, 01/01/2031 ☼	3,256
		35,652
	Indiana - 1.3%
	Indiana State FA Hospital Rev
1,000	5.00%, 12/01/2029	1,209
	Indianapolis, IN Airport Auth Rev
1,000	5.00%, 01/01/2029	1,160
	Vigo County, IN, Hospital Auth
2,000	5.75%, 09/01/2042 ■	2,033
	Whiting, IN, Environmental Facilities Rev
1,000	1.85%, 06/01/2044 Δ	1,013
		5,415
	Kansas - 0.3%
	Wyandotte County-Kansas City, KS
1,000	5.00%, 09/01/2025	1,222

	Kentucky - 0.9%
	Kentucky Public Transportation Inf Auth
350	5.00%, 07/01/2017	384
	Louisville & Jefferson County, KY
1,515	5.00%, 12/01/2023	1,816
	Louisville & Jefferson County, KY, Metropolitan
1,710	1.65%, 10/01/2033 Δ	1,738
		3,938
	Louisiana - 1.3%
	Louisiana Tobacco Settlement Financing Corp.
2,500	5.00%, 05/15/2026	2,695

2

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 94.4% - (continued)
	Louisiana - 1.3% - (continued)
	New Orleans, LA, Aviation Board
$2,500	6.00%, 01/01/2023	$2,936
		5,631
	Maryland - 0.4%
	Westminster Maryland Rev
1,500	4.38%, 07/01/2021	1,556

	Massachusetts - 1.9%
	Massachusetts State Development Fin Agency Rev
1,200	8.00%, 04/15/2031	1,434
	Massachusetts State Health and Education Fac Auth
1,000	5.00%, 07/01/2016	1,020
2,355	8.00%, 10/01/2039	2,475
	Massachusetts State PA
455	4.00%, 07/01/2022	518
385	5.00%, 07/01/2021	462
650	5.00%, 07/01/2023	781
	Tufts Medical Center, Inc
1,200	5.00%, 01/01/2019	1,354
		8,044
	Michigan - 4.2%
	Kent, MI, Hospital FA
4,000	6.00%, 07/01/2035	4,073
	Michigan FA
1,000	5.00%, 07/01/2018	1,108
650	5.00%, 07/01/2029	735
2,700	5.00%, 10/01/2030	3,192
	Michigan St FA
2,555	5.00%, 06/01/2033	2,964
1,000	5.00%, 06/01/2034	1,156
	Royal Oak, MI, Hospital FA
2,000	8.25%, 09/01/2039 ‡	2,530
	Wayne County, MI, Airport Auth Rev
1,000	5.00%, 12/01/2015	1,036
1,000	5.00%, 12/01/2030	1,188
		17,982
	Mississippi - 0.7%
	Mississippi State Business Fin Corp.
3,000	1.63%, 12/01/2040	3,044

	Missouri - 0.9%
	Kirkwood, MO, Industrial DA Retirement Community
3,500	8.25%, 05/15/2045	4,064

	Nevada - 1.7%
	Clark County, NV, School Dist GO
1,625	5.00%, 06/15/2020	1,668
	Las Vegas, NV Spl Impt Dist
365	5.00%, 06/01/2027	382
700	5.00%, 06/01/2029	726
	Mesquite, NV, Special Improvement Dist 07-01
440	6.00%, 08/01/2027	450
	Nevada State GO
2,500	5.00%, 08/01/2019	2,937
	Nevada State Natural Resources GO
1,110	5.00%, 03/01/2026	1,360
		7,523
	New Jersey - 3.8%
	New Jersey Health Care Facilities FA, Hospital Asset Transformation
2,855	5.75%, 10/01/2031	3,395
	New Jersey State Econ DA
1,510	4.88%, 09/15/2019	1,597
1,590	5.00%, 03/01/2023	1,854
	New Jersey State Educational FA Rev, University of Medicine & Dentistry
2,000	7.50%, 12/01/2032	2,553
	New Jersey State Interstate Turnpike Auth Rev
3,000	5.00%, 01/01/2025 ‡	3,594
	New Jersey State Transportation Trust FU
5,000	4.80%, 12/15/2032 ○	2,270
1,000	5.00%, 09/15/2017	1,095
		16,358
	New Mexico - 1.0%
	Los Alamos County, NM, Tax Improvement Rev
3,000	5.88%, 06/01/2027	3,506
	Montecito Estates, NM, Public Improvement Dist
905	7.00%, 10/01/2037	950
		4,456
	New York - 10.7%
	Liberty, NY, Corp. Development Goldman Sachs Headquarters
2,000	5.25%, 10/01/2035	2,491
	New York City Housing Development Corp
940	4.50%, 02/15/2048	974
	New York City, NY, Transitional FA Rev
5,000	5.00%, 08/01/2031	6,055
	New York Metropolitan Transportation Auth Rev
2,100	5.00%, 11/15/2020	2,518
	New York State Dormitory Auth Rev
1,670	5.00%, 03/15/2022	2,019
2,000	5.00%, 12/15/2027	2,438
970	5.00%, 03/15/2028	1,085
1,000	5.00%, 03/15/2030	1,226
	New York State Liberty Development Corp. Rev
1,535	5.15%, 11/15/2034 ■	1,723
	New York State Thruway Auth
1,000	5.00%, 01/01/2019	1,154
1,250	5.00%, 05/01/2019	1,449
1,000	5.00%, 03/15/2021	1,212
	New York State Urban Development Corp. Rev
1,000	5.00%, 03/15/2026	1,221
	New York, NY, GO
4,000	6.25%, 10/15/2028	4,765
	New York, NY, IDA Terminal One Group Assoc Proj AMT
2,000	5.50%, 01/01/2024	2,089
	Newburth, NY, GO
1,145	5.00%, 06/15/2019	1,277
	PA of New York and New Jersey
2,750	5.00%, 10/15/2025	3,357
	Town of Oyster Bay, NY, GO
2,340	5.00%, 08/15/2024	2,860
	TSASC, Inc.
2,500	5.00%, 06/01/2034	2,261
	Ulster County, NY, Capital Resource Corp. Rev
940	3.72%, 09/15/2044 ■○	698

3

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 94.4% - (continued)
	New York - 10.7% - (continued)
	Ulster County, NY, IDA Kingston Regional Senior Living
$2,000	6.00%, 09/15/2042	$1,984
	Yonkers, NY, GO
885	3.00%, 08/15/2019	934
		45,790
	North Carolina - 1.0%
	North Carolina Eastern Municipal Power
1,325	4.00%, 01/01/2020	1,491
	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge
1,555	5.88%, 01/01/2031	1,753
	North Carolina State Medical Care Commission, Galloway Ridge, Inc.
1,000	6.00%, 01/01/2039	1,109
		4,353
	Ohio - 4.1%
	Allen County, OH, Hospital Fac Rev
2,000	5.00%, 05/01/2023	2,397
	Buckeye Tobacco Settlement FA
4,000	5.88%, 06/01/2047	3,395
	Buckeye, OH, Tobacco Settlement FA
6,680	6.00%, 06/01/2042	5,678
	Dayton, OH City School Dist GO
2,000	5.00%, 11/01/2027	2,520
	Lancaster, OH, Gas Rev
2,275	0.70%, 02/01/2019 Δ	2,284
	Ohio State Cultural Sports Fac Building Projects
1,235	5.00%, 04/01/2020	1,457
		17,731
	Oregon - 0.5%
	Port of Portland, Oregon Airport Rev
1,000	5.00%, 07/01/2031	1,181
750	5.00%, 07/01/2032	881
		2,062
	Other U.S. Territories - 0.2%
	Puerto Rico Highway and Transportation Auth
705	4.95%, 07/01/2026	723

	Pennsylvania - 3.4%
	Allegheny County, PA, Industrial DA Charter School
985	6.75%, 08/15/2035	1,092
	Montgomery County, PA, Higher Education and Health
1,165	5.00%, 10/01/2023	1,336
	Pennsylvania State GO
1,000	7.00%, 07/15/2028	1,097
	Pennsylvania State IDA
2,250	5.00%, 07/01/2021	2,690
	Pennsylvania State Turnpike Commission Rev
575	0.90%, 12/01/2020 Δ	576
575	1.00%, 12/01/2021 Δ	576
1,335	6.00%, 06/01/2028	1,542
	Philadelphia, PA, Municipal Auth
750	6.38%, 04/01/2029	895
800	6.50%, 04/01/2034	955
	Pittsburgh, PA, School Dist GO
1,575	5.00%, 09/01/2021	1,876
	Pittsburgh, PA, School Dist GO - (continued)
750	5.00%, 09/01/2023	880
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2019	1,099
		14,614
	Rhode Island - 1.2%
	Cranston, RI, GO
1,415	5.00%, 07/01/2019	1,614
	Rhode Island State & Providence Plantations
1,500	4.00%, 10/01/2018	1,647
	Rhode Island State Health & Educational Bldg Corp.
1,655	4.00%, 05/15/2017	1,749
		5,010
	South Carolina - 0.1%
	Lancaster County, SC, Sun City Assessment
1,987	0.00%, 11/01/2017 ●	397

	South Dakota - 0.6%
	South Dakota State Education Enhancement
1,000	5.00%, 06/01/2026	1,141
	South Dakota State Health & Educational FA
1,000	5.00%, 11/01/2029	1,200
	South Dakota State Housing DA
185	6.13%, 05/01/2033	187
		2,528
	Texas - 9.2%
	Arlington, TX, Higher Education Fin
1,000	5.00%, 08/15/2027	1,225
	Brazos Harbor, TX, Industrial Development Corp.
1,500	5.90%, 05/01/2038	1,683
	Dallas, TX, Ind School Dist GO
1,350	5.00%, 08/15/2034	1,385
	Dallas-Fort Worth, TX, International Airport Fac Improvement Corp.
2,000	6.15%, 01/01/2016	2,005
	El Paso, TX, ISD, GO
2,860	5.00%, 08/15/2026	3,183
	Harris County - Houston, TX
250	5.00%, 11/15/2032	292
350	5.00%, 11/15/2034	405
	Lower Colorado River, TX, Auth Rev
55	7.25%, 05/15/2037	56
	North East TX ISD, GO
1,000	5.00%, 08/01/2028	1,224
	North Texas Tollway Auth Rev
2,995	5.00%, 01/01/2022	3,572
2,500	5.00%, 01/01/2030	2,918
	San Antonio, TX, Airport System Rev
1,985	5.00%, 07/01/2023	2,366
	San Antonio, TX, Water Rev
2,200	5.00%, 05/15/2026	2,719
	Tarrant County, TX, Cultural Education Fac
1,000	5.00%, 10/01/2034	1,100
	Texas State Public FA Charter School
3,555	5.38%, 02/15/2037	3,561
	Texas State Transportation Commission
1,500	0.37%, 04/01/2032 ‡Δ	1,503

4

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Municipal Bonds - 94.4% - (continued)
	Texas - 9.2% - (continued)
	Texas State Transportation Commission Turnpike System
$1,250	5.00%, 08/15/2032 ☼		$1,436
	Texas State Transportation Commission, GO
2,500	0.40%, 10/01/2041 Δ		2,500
	Travis County, TX, Health Fac Development
2,000	7.13%, 11/01/2040		2,348
	Travis County, TX, Health Fac, Querencia Barton Creek Project
600	5.65%, 11/15/2035		607
	Wylie, TX, ISD, GO
3,500	1.55%, 08/15/2018 ○‡		3,380
			39,468
	Vermont - 0.2%
	Vermont State Econ DA Waste
900	4.75%, 04/01/2036 ■		904

	Virginia - 1.6%
	Virginia Public Building Auth
4,000	5.00%, 08/01/2023		5,025
	Washington County, VA, Industrial DA Hospital
1,750	7.75%, 07/01/2038		2,076
			7,101
	Washington - 3.1%
	Grant County, WA, Utility Dist #2
1,825	5.00%, 01/01/2022		2,208
1,905	5.00%, 01/01/2023		2,305
	Washington State Health Care Fac Auth
500	4.00%, 11/15/2015		514
2,000	5.00%, 03/01/2029		2,372
1,650	5.00%, 10/01/2042		1,999
	Washington State Health Care Fac Auth, VA Mason Medical
3,600	6.13%, 08/15/2037		3,957
			13,355
	West Virginia - 0.5%
	West Virginia State Hospital FA
1,900	9.13%, 10/01/2041		2,245

	Wisconsin - 3.2%
	Milwaukee County, WI, Airport Rev
1,790	5.00%, 12/01/2025		2,136
	Wisconsin Health and Educational Fac, Iowa Health System Obligated Group
1,700	5.00%, 12/01/2028		2,066
	Wisconsin State GO
2,685	5.75%, 05/01/2033		3,167
1,295	6.00%, 05/01/2036		1,536
	Wisconsin State Health & Educational Fac Auth Rev
2,000	5.00%, 11/15/2027		2,422
	Wisconsin State Health and Educational Fac Auth Rev
2,465	5.25%, 08/15/2024		2,612
			13,939
	Total Municipal Bonds
	(Cost $380,881)		$405,806

	Total Long-Term Investments (Cost $380,881)		$405,806

Short-Term Investments - 6.4%
	Other Investment Pools and Funds - 6.4%
$27,301	JP Morgan Tax Free Money Market Fund		$27,301

	Total Short-Term Investments
	(Cost $27,301)		$27,301

	Total Investments
	(Cost $408,182) ▲	100.8%	$433,107
	Other Assets and Liabilities	(0.8)%	(3,512)
	Total Net Assets	100.0%	$429,595

5

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $408,182 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$28,324
Unrealized Depreciation	(3,399)
Net Unrealized Appreciation	$24,925

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $6,427, which represents 1.5% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $11,260 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
AMT	Alternative Minimum Tax
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	3.6%
Aa/ AA	24.3
A	36.4
Baa/ BBB	11.8
Ba/ BB	3.3
B	3.7
Not Rated	11.3
Short-Term Instruments	6.4
Other Assets and Liabilities	(0.8)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

6

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	405,806	–	405,806	–
Short-Term Investments	27,301	27,301	–	–
Total	$433,107	$27,301	$405,806	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

7

The Hartford Quality Bond Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.8%
	Finance and Insurance - 26.2%
	Ally Automotive Receivables Trust
$60	3.38%, 09/15/2017 ■	$60
	Ally Master Owner Trust
250	1.72%, 07/15/2019	252
	American Credit Acceptance Receivables
23	1.64%, 11/15/2016 ■	23
	AmeriCredit Automobile Receivables Trust
250	3.38%, 04/09/2018	257
250	4.98%, 01/08/2018	251
	Asset Backed Securities Corp Home Equity
212	0.68%, 08/25/2034 ‡Δ	189
	Baclays Dryrock Issuance Trust
300	0.50%, 03/16/2020 Δ	300
	Bank of America Credit Card Trust
125	0.45%, 01/15/2020 Δ	125
	Cabela's Master Credit Card Trust
170	0.61%, 07/15/2022 Δ	169
	Carfinance Capital Automotive Trust
13	1.65%, 07/17/2017 ■	12
	Carlyle Global Market Strategies
250	1.75%, 04/17/2025 ■Δ	250
	CIFC Funding Ltd.
225	1.38%, 08/14/2024 ■‡Δ	225
	Connecticut Avenue Securities Series
50	2.77%, 05/25/2024 Δ	44
300	4.57%, 01/25/2024 Δ	310
100	5.42%, 10/25/2023 Δ	109
	Dryden Senior Loan Fund
250	1.71%, 07/15/2026 ■Δ	249
	First Horizon Mortgage Pass-Through Trust
243	2.58%, 08/25/2037 Δ	200
	First Investors Automotive Owner Trust
150	2.47%, 05/15/2018 ■	151
	FREMF Mortgage Trust
153	3.46%, 11/25/2046 ■‡Δ	156
165	4.22%, 06/25/2047 ■‡Δ	177
200	4.53%, 10/25/2030 ■‡Δ	214
	Greenwich Capital Commercial Funding Corp.
241	5.44%, 03/10/2039 Δ	257
	GSR Mortgage Loan Trust
199	2.56%, 04/25/2036 Δ	169
	IndyMac Index Mortgage Loan Trust
102	2.80%, 06/25/2036 ‡Δ	78
75	4.95%, 08/25/2036 ‡Δ	74
	JP Morgan Mortgage Trust
160	3.00%, 09/25/2044 ■	162
	LB-UBS Commercial Mortgage Trust
90	5.37%, 09/15/2039 ‡Δ	95
	Magnetite CLO Ltd.
250	1.71%, 04/15/2026 ■‡Δ	249
250	2.23%, 07/25/2026 ■‡Δ	245
	Morgan Stanley Dean Witter Capital I
77	1.70%, 03/25/2033 ‡Δ	72
	Morgan Stanley Re-Remic Trust
389	5.80%, 08/15/2045 ■‡Δ	418
	MortgageIT Trust
219	0.81%, 02/25/2035 ‡Δ	214
	Residential Accredit Loans, Inc.
250	3.54%, 09/25/2035 ‡Δ	213
	Residential Funding Mortgage Securities, Inc.
172	2.78%, 09/25/2035 ‡Δ	160
256	3.22%, 02/25/2036 ‡Δ	228
173	5.75%, 01/25/2036 ‡	141
	Santander Drive Automotive Receivables Trust
68	3.82%, 08/15/2017	69
	Sequoia Mortgage Trust
100	0.40%, 02/20/2035 Δ	96
	SpringCastle America Funding LLC
181	2.70%, 05/25/2023 ■	181
	Springleaf Funding Trust
110	2.41%, 12/15/2022 ■	110
	Springleaf Mortgage Loan Trust
200	2.31%, 06/25/2058 ■	197
155	3.52%, 12/25/2065 ■	158
	Washington Mutual Mortgage Pass-Through
43	0.33%, 02/25/2037 ‡Δ	30
228	5.50%, 03/25/2035	222
	Wells Fargo Mortgage Backed Securities Trust
210	2.62%, 10/25/2036 Δ	198
	Westlake Automobile Receivables Trust
200	2.24%, 04/15/2020 ■	201
		7,960

	Transportation Equipment Manufacturing - 0.6%
	TAL Advantage LLC
182	2.83%, 02/22/2038 ■	182

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $8,039)	$8,142

Municipal Bonds - 0.4%
	Utilities - Combined - 0.4%
	New York Utility Debt Securitization Auth
$110	3.44%, 12/15/2025 ‡	$119

	Total Municipal Bonds
	(Cost $110)	$119

U.S. Government Agencies - 61.7%
	FHLMC - 15.9%
$3,700	1.62%, 08/25/2040 ►	$242
695	1.66%, 07/25/2041 ►	80
2,250	1.75%, 11/25/2040 ►	257
200	3.00%, 02/15/2029 ☼Ð	210
700	3.00%, 02/15/2045 ☼Ð	723
200	3.50%, 02/15/2029 ☼Ð	213
810	3.50%, 02/15/2045 ☼Ð	854
470	4.00%, 02/15/2045 ☼Ð	503
500	4.00%, 03/15/2045 ☼Ð	534
1,100	4.50%, 02/15/2045 ☼Ð	1,191
		4,807

1

The Hartford Quality Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 61.7% - (continued)
	FNMA - 30.4%
$229	0.42%, 02/25/2043 Δ	$229
5	2.29%, 10/01/2022	5
257	2.48%, 08/01/2022	265
100	2.50%, 02/15/2030 ☼Ð	103
482	2.71%, 12/01/2027	496
25	2.76%, 05/01/2021	26
5	2.78%, 04/01/2022	5
363	2.95%, 01/01/2028	381
5	2.98%, 01/01/2022	5
465	3.00%, 02/15/2045 ☼Ð	481
5	3.20%, 04/01/2022	5
25	3.21%, 05/01/2023	27
15	3.34%, 04/01/2024	16
5	3.45%, 01/01/2024	5
5	3.47%, 01/01/2024	5
3,500	3.50%, 02/15/2045 ☼Ð	3,698
250	3.54%, 02/01/2024	276
15	3.67%, 08/01/2023	16
5	3.76%, 03/01/2024	6
5	3.86%, 12/01/2025	6
15	3.87%, 10/01/2025	17
15	3.89%, 05/01/2030	17
15	3.93%, 10/01/2023	17
5	3.96%, 05/01/2034	6
10	3.97%, 05/01/2029	11
200	4.00%, 02/15/2029 ☼Ð	212
320	4.00%, 03/01/2041	343
10	4.06%, 10/01/2028	12
500	4.06%, 03/01/2030	584
195	4.50%, 08/01/2041	216
78	4.50%, 09/01/2041	84
1,520	4.50%, 02/15/2045 ☼Ð	1,650
		9,225
	GNMA - 15.4%
300	3.00%, 02/15/2045 ☼Ð	311
1,600	3.50%, 02/15/2045 ☼Ð	1,691
1,100	4.00%, 03/15/2045 ☼Ð	1,172
139	4.50%, 09/20/2041	151
93	5.00%, 07/15/2039	105
93	5.00%, 06/15/2041	102
94	5.00%, 03/15/2044	105
100	5.00%, 02/15/2045 ☼Ð	110
100	5.50%, 02/15/2044 ☼Ð	112
225	6.00%, 07/15/2037	255
59	6.00%, 01/15/2039	66
447	6.00%, 09/15/2040	505
		4,685
	Total U.S. Government Agencies
	(Cost $18,501)	$18,717

U.S. Government Securities - 3.3%
U.S. Treasury Securities - 3.3%
	U.S. Treasury Notes - 3.3%
$975	2.00%, 02/15/2022 ‡	$1,009

	Total U.S. Government Securities
	(Cost $966)	$1,009

	Total Long-Term Investments
	(Cost $27,616)	$27,987

Short-Term Investments - 52.4%
Repurchase Agreements - 52.4%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $15, collateralized by U.S. Treasury Note 0.88%, 2017, value of $16)
$15	0.04%, 1/31/15	$15
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $669,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $683)
669	0.06%, 1/31/15	669
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4,856, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 3.00% - 9.88%, 2015 - 2044,
U.S. Treasury Note 0.25% - 4.63%, 2015 -
	2022, value of $4,953)
4,856	0.05%, 1/31/15 ‡	4,856
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,131, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
	0.75% - 2.50%, 2017 - 2024, value of $1,153)
1,131	0.06%, 1/31/15	1,131
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,234, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $3,299)
3,234	0.04%, 1/31/15 ‡	3,234
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,103, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $2,145)
2,103	0.05%, 1/31/15 ‡	2,103

2

The Hartford Quality Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 52.4% - (continued)
Repurchase Agreements - 52.4% - (continued)
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $184, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
	2024, value of $188)
184	0.05%, 1/31/15		184
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $773, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$789)
$773	0.06%, 1/31/15		$773
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $48, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $48)
48	0.06%, 1/31/15		48
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,886, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,944)
2,886	0.07%, 1/31/15		2,886
			15,899
	Total Short-Term Investments
	(Cost $15,899)		$15,899

	Total Investments
	(Cost $43,515) ▲	144.6%	$43,886
	Other Assets and Liabilities	(44.6)%	(13,539)
	Total Net Assets	100.0%	$30,347

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $43,526 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$420
Unrealized Depreciation	(60)
Net Unrealized Appreciation	$360

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

►	Securities disclosed are interest-only strips.

3

The Hartford Quality Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $3,620, which represents 11.9% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $13,701 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Ð	Represents or includes a TBA transaction.

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged	Received
Futures contracts	$46	$–
Total	$46	$–

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 10-Year Note Future	17	03/20/2015	$2,174	$2,225	$51	$–	$11	$–
U.S. Treasury 5-Year Note Future	5	03/31/2015	595	607	12	–	2	–
U.S. Treasury CME Ultra Long Term Bond Future	8	03/20/2015	1,262	1,431	169	–	16	–
Total					$232	$–	$29	$–
Short position contracts:
U.S. Treasury 30-Year Bond Future	7	03/20/2015	$1,061	$1,059	$2	$–	$2	$(5)

Total futures contracts					$234	$–	$31	$(5)

* The number of contracts does not omit 000's.

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.00%	$200	02/15/2044	$221	$–
FNMA, 3.00%	100	02/15/2030	105	(1)
FNMA, 3.50%	400	02/15/2030	425	(1)
FNMA, 4.00%	500	02/15/2045	535	(2)
GNMA, 3.50%	200	03/15/2044	211	–
GNMA, 4.50%	200	02/15/2040	218	–
GNMA, 4.50%	630	02/15/2045	684	(2)
Total			$2,399	$(6)

At January 31, 2015, the aggregate market value of these securities represents 7.9% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

4

The Hartford Quality Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	70.3%
Aa/ AA	9.2
A	2.5
Baa/ BBB	2.2
B	0.5
Caa/ CCC or Lower	4.7
Not Rated	2.8
Short-Term Instruments	52.4
Other Assets and Liabilities	(44.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

5

The Hartford Quality Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$8,142	$–	$7,023	$1,119
Municipal Bonds	119	–	119	–
U.S. Government Agencies	18,717	–	18,717	–
U.S. Government Securities	1,009	–	1,009	–
Short-Term Investments	15,899	–	15,899	–
Total	$43,886	$–	$42,767	$1,119
Futures *	$234	$234	$–	$–
Total	$234	$234	$–	$–
Liabilities:
TBA Sale Commitments	$2,399	$–	$2,399	$–
Total	$2,399	$–	$2,399	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$1,132	$—	$(8	)*	$1	$—	$(6)	$—	$—	$1,119
Total	$1,132	$—	$(8)		$1	$—	$(6)	$—	$—	$1,119

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(8).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Hartford Real Total Return Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 49.4%
	Automobiles and Components - 2.8%
1	Aisin Seiki Co., Ltd.	$31
11	Fiat Chrysler Automobiles N.V. ●	151
1	Fuji Heavy Industries Ltd.	41
14	Hi-Lex Corp.	396
4	Isuzu Motors Ltd.	48
23	Nissin Kogyo Co., Ltd.	355
26	Tachi-S Co., Ltd.	373
20	Tokai Rika Co., Ltd.	419
10	Toyota Industries Corp.	550
20	TS Technology Co., Ltd.	515
		2,879
	Banks - 4.6%
740	Alpha Bank A.E. ●	270
25	BNP Paribas	1,292
675	Eurobank Ergasias S.A. ●	83
142	Mitsubishi UFJ Financial Group, Inc.	757
323	Piraeus Bank S.A. ●	188
73	San-In Godo Bank Ltd.	595
40	Shizuoka Bank Ltd.	369
31	Societe Generale Class A	1,235
2	Sumitomo Mitsui Financial Group, Inc.	64
		4,853
	Capital Goods - 4.4%
3	AECOM ●	78
2	Amada Co., Ltd.	21
137	Capstone Turbine Corp. ●	85
3	Doosan Corp.	300
4	Ellaktor S.A. ●	8
2	HD Supply Holdings, Inc. ●	63
1	Illinois Tool Works, Inc.	111
14	Inaba Denki Sangyo Co.	488
3	Itochu Corp.	35
15	Jgc Corp.	300
44	Kinden Corp.	519
32	Kuroda Electric Co., Ltd.	462
1	Moog, Inc. Class A ●	57
1	Northrop Grumman Corp.	114
4	Obara Group, Inc.	195
5	Owens Corning, Inc.	197
2	Polypore International, Inc. ●	107
1	Raytheon Co.	105
16	Taikisha Ltd.	370
3	Taser International, Inc. ●	78
9	Toshiba Machine Co., Ltd.	34
1	Trex Co., Inc. ●	61
30	Ushio, Inc.	351
61	Yamazen Corp.	427
		4,566
	Commercial and Professional Services - 1.5%
12	AEON Delight Co., Ltd.	266
3	Clean Harbors, Inc. ●	148
14	Enernoc, Inc. ●	242
3	Geo Group, Inc.	112
34	Heidrick & Struggles International, Inc.	747
2	Robert Half International, Inc.	94
		1,609
	Consumer Durables and Apparel - 2.8%
1	Columbia Sportswear Co.	57
1	G-III Apparel Group Ltd. ●	89
1	GoPro, Inc. ●	48
1	Helen of Troy Ltd. ●	79
5	Kate Spade & Co. ●	151
1	Michael Kors Holdings Ltd. ●	49
128	PanaHome Corp.	770
15	Sankyo Co., Ltd.	538
44	Sekisui House Ltd.	573
1	Under Armour, Inc. Class A ●	48
2	V.F. Corp.	114
26	Yondoshi Holdings, Inc.	401
		2,917
	Consumer Services - 0.8%
1	Brinker International, Inc.	64
—	Chipotle Mexican Grill, Inc. ●	77
1	DineEquity, Inc.	67
1	Domino's Pizza, Inc.	52
1	Fiesta Restaurant Group, Inc. ●	52
1	H.I.S. Co., Ltd.	40
1	Hyatt Hotels Corp. ●	44
1	Jack in the Box, Inc.	55
1	Marriott Vacations Worldwide Corp.	78
1	Opap S.A.	11
1	Popeyes Louisiana Kitchen, Inc. ●	66
1	Sonic Corp.	44
1	Starbucks Corp.	60
1	Wyndham Worldwide Corp.	76
		786
	Diversified Financials - 1.7%
60	Aizawa Securities Co., Ltd.	298
—	BlackRock, Inc.	78
1	CBOE Holdings, Inc.	82
3	E*Trade Financial Corp. ●	58
75	Hellenic Exchanges - Athens Stock Exchange S.A.	400
3	Interactive Brokers Group	95
21	Kyokuto Securities Co., Ltd.	299
1	MarketAxess Holdings, Inc.	88
1	MSCI, Inc.	56
4	Santander Consumer USA Holdings, Inc.	67
34	Uranium Participation Corp. ●	147
4	Wisdomtree Investment, Inc.	61
		1,729
	Energy - 4.3%
1	Baker Hughes, Inc.	49
19	Cobalt International Energy, Inc. ●	177
—	Diamondback Energy, Inc. ●	18
3	Energen Corp.	165
1	GS Holdings Corp.	21
4	HollyFrontier Corp.	158
52	Japan Petroleum Exploration Co., Ltd.	1,586
5	JX Holdings, Inc.	17
13	K&O Energy Group, Inc.	161
23	Karoon Gas Australia Ltd. ●	38
40	Knightsbridge Shipping Ltd.	160
1	Marathon Petroleum Corp.	70
36	McDermott International, Inc. ●	80
79	Motor Oil Hellas Corinth Refineries S.A.	539
12	Patterson-UTI Energy, Inc.	198
3	Pioneer Natural Resources Co.	400
6	Rice Energy, Inc. ●	96
2	Southwestern Energy Co. ●	50
36	Trican Well Service Ltd.	137

1

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 49.4% - (continued)
	Energy - 4.3% - (continued)
35	Tsakos Energy Navigation Ltd.	$241
3	Whiting Petroleum Corp. ●	101
		4,462
	Food and Staples Retailing - 0.3%
1	CVS Health Corp.	89
8	Kato Sangyo Co., Ltd.	143
1	Tsuruha Holdings, Inc.	35
		267
	Food, Beverage and Tobacco - 0.8%
6	Altria Group, Inc.	297
1	Asahi Group Holdings Ltd.	40
2	Japan Tobacco, Inc.	45
1	Keurig Green Mountain, Inc.	146
2	Kirin Brewery Co., Ltd.	32
1	Monster Beverage Corp. ●	119
4	Post Holdings, Inc. ●	195
		874
	Health Care Equipment and Services - 1.9%
1	Anthem, Inc.	131
2	Cantel Medical Corp.	97
196	CareView Communications, Inc. ●†	88
1	CIGNA Corp.	116
2	Community Health Systems, Inc. ●	88
1	HCA Holdings, Inc. ●	94
1	Humana, Inc.	115
1	LifePoint Hospitals, Inc. ●	91
24	Medipal Holdings Corp.	283
2	Medtronic plc	118
2	Molina Healthcare, Inc. ●	113
2	Natus Medical, Inc. ●	92
12	Paramount Bed Holdings Co., Ltd.	338
1	Sirona Dental Systems, Inc. ●	120
1	Universal Health Services, Inc. Class B	92
2	Zeltiq Aesthetics, Inc. ●	62
		2,038
	Insurance - 0.6%
37	Sony Financial Holdings, Inc.	519
2	Tokio Marine Holdings, Inc.	77
		596
	Materials - 3.0%
885	AMVIG Holdings Ltd.	438
9	Graphic Packaging Holding Co. ●	126
273	Greatview Aseptic Packaging Co., Ltd.	125
9	Headwaters, Inc. ●	120
1	Lafarge S.A.	90
—	LG Chem Ltd.	70
1	Lotte Chemical Corp.	139
5	Louisiana-Pacific Corp. ●	89
15	Maruichi Steel Tube Ltd.	356
4	Methanex Corp. ADR	159
31	Mitsui Chemicals, Inc.	91
9	Norbord, Inc.	198
67	PTT Chemical Public Co., Ltd.	116
31	Tenma Corp.	410
7	Tokyo Ohka Kogyo Co., Ltd.	239
2	Wacker Chemie AG	177
9	Yamato Kogyo Co.	243
		3,186
	Media - 1.5%
1	DISH Network Corp. ●	48
35	Nippon Television Network Corp.	578
9	Pandora Media, Inc. ●	145
1	Time Warner, Inc.	82
2	Tribune Media Co. - Class A ●	130
32	TV Asahi Holdings Corp. Θ	505
1	Walt Disney Co.	122
		1,610
	Pharmaceuticals, Biotechnology and Life Sciences - 2.8%
1	AbbVie, Inc.	54
4	Achillion Pharmaceuticals, Inc. ●	66
1	Actavis plc ●	170
1	Alexion Pharmaceuticals, Inc. ●	109
1	Alkermes plc ●	82
24	Arena Pharmaceuticals, Inc. ●	105
—	Biogen Idec, Inc. ●	121
1	Biomarin Pharmaceutical, Inc. ●	76
2	Bristol-Myers Squibb Co.	107
1	Celgene Corp. ●	81
4	Dyax Corp. ●	57
2	Eli Lilly & Co.	167
1	Endo International plc ●	55
1	Gilead Sciences, Inc. ●	70
1	Illumina, Inc. ●	111
1	Incyte Corp. ●	101
—	Jazz Pharmaceuticals plc ●	76
1	Medivation, Inc. ●	74
3	Mylan, Inc. ●	137
—	Pharmacyclics, Inc. ●	63
3	Portola Pharmaceuticals, Inc. ●	93
—	Regeneron Pharmaceuticals, Inc. ●	135
100	TherapeuticsMD, Inc. ●	408
1	Thermo Fisher Scientific, Inc.	77
—	United Therapeutics Corp. ●	54
1	Vertex Pharmaceuticals, Inc. ●	157
1	WuXi PharmaTech Cayman, Inc. ●	56
3	Zoetis, Inc.	108
		2,970
	Real Estate - 2.0%
1	American Tower Corp. REIT	55
3	CBRE Group, Inc. ●	98
3	Chesapeake Lodging Trust REIT	94
3	Corrections Corp. of America REIT	104
—	Daito Trust Construction Co., Ltd.	36
9	Deutsche Annington Immobile	305
2	DuPont Fabros Technology, Inc. REIT	79
—	GLP J-REIT	64
143	Grivalia Properties REIC	1,270
		2,105
	Retailing - 2.6%
1	Advance Automotive Parts, Inc.	84
1	Amazon.com, Inc. ●	252
18	Coupons.com, Inc. ●	260
20	Doshisha Co., Ltd.	317
62	Groupon, Inc. ●	446
1	HSN, Inc.	100
1	L Brands, Inc.	79
2	Liberty Media - Interactive A ●	65
14	Office Depot, Inc. ●	108
—	O'Reilly Automotive, Inc. ●	87
16	Pal Co., Ltd.	409

2

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Common Stocks - 49.4% - (continued)
	Retailing - 2.6% - (continued)
—	Shimamura Co., Ltd.	$29
3	Tuesday Morning Corp. ●	57
5	Vipshop Holdings Ltd. ●	110
3	Wayfair, Inc. ●	66
15	XEBIO Co., Ltd.	234
		2,703
	Semiconductors and Semiconductor Equipment - 2.1%
1	Ambarella, Inc. ●	75
1	Avago Technologies Ltd.	76
635	GCL-Poly Energy Holdings Ltd. ●	138
14	Globalwafers Co., Ltd. ●	41
4	Integrated Device Technology, Inc. ●	64
8	Micron Technology, Inc. ●	247
1	NXP Semiconductors N.V. ●	81
5	Pericom Semiconductor Corp. ●	77
—	Qorvo, Inc. ●	35
3	Spansion, Inc. Class A ●	105
29	Sumco Corp.	490
8	SunEdison Semiconductor Ltd. ●	158
20	SunEdison, Inc. ●	370
5	SunPower Corp. ●	128
2	Tessera Technologies, Inc.	71
1	Tokyo Seimitsu Co., Ltd.	28
		2,184
	Software and Services - 3.9%
6	AOL, Inc. ●	241
1	Automatic Data Processing, Inc.	84
—	Baidu, Inc. ADR ●	55
2	Barracuda Networks, Inc. ●	64
54	Corindus Vascular Robotics, Inc. ●†	224
2	Cyber-Ark Software Ltd. ●	62
2	Facebook, Inc. ●	120
2	FireEye, Inc. ●	68
1	FleetCor Technologies, Inc. ●	72
2	Fortinet, Inc. ●	65
1	Global Payments, Inc.	97
—	Google, Inc. Class A ●	142
1	Heartland Payment Systems, Inc.	71
2	IAC/InterActiveCorp.	127
2	Logmein, Inc. ●	86
2	MAXIMUS, Inc.	90
3	Microsoft Corp.	112
42	Monster Worldwide, Inc. ●	175
23	NSD Co., Ltd.	362
50	Optimal Payments plc ●	260
1	Proofpoint, Inc. ●	68
2	Qualys, Inc. ●	65
3	Rovi Corp. ●	60
2	ServiceNow, Inc. ●	113
1	Solarwinds, Inc. ●	65
6	Tangoe, Inc. ●	70
20	Tencent Holdings Ltd. ●	341
3	Total System Services, Inc.	94
2	Twitter, Inc. ●	70
3	VASCO Data Security International, Inc. ●	63
1	Verint Systems, Inc. ●	65
—	Visa, Inc.	81
21	WELLNET Corp.	392
		4,124
	Technology Hardware and Equipment - 3.0%
14	Alcatel - Lucent ADR ●	50
32	Amano Corp.	339
3	Apple, Inc.	399
1	Canon, Inc.	32
7	Hitachi High-Technologies Co.	228
40	Hosiden Corp.	213
39	Japan Digital Laboratory Co., Ltd.	542
13	Melco Holdings, Inc.	211
41	Nichicon Corp.	313
18	Nippon Ceramic Co., Ltd.	273
1	Palo Alto Networks, Inc. ●	69
123	ParkerVision, Inc. ●	126
19	Star Micronics Co., Ltd.	238
2	Super Micro Computer, Inc. ●	74
		3,107
	Telecommunication Services - 0.6%
22	Gogo, Inc. ●	316
1	Nippon Telegraph & Telephone Corp.	89
1	SBA Communications Corp. ●	59
3	SoftBank Corp.	168
		632
	Transportation - 1.4%
—	Alaska Air Group, Inc.	30
42	China Shipping Development ●	30
2	CSX Corp.	82
1	Delta Air Lines, Inc.	28
1	FedEx Corp.	124
1	Hawaiian Holdings, Inc. ●	17
4	Hertz Global Holdings, Inc. ●	90
1	Japan Airlines Co., Ltd.	43
2	JetBlue Airways Corp. ●	31
1	Old Dominion Freight Line, Inc. ●	75
816	Pacific Basin Ship	301
51	Paragon Shipping, Inc. ●	89
2	Republic Airways Holdings, Inc. ●	22
47	Safe Bulkers, Inc.	168
106	Scorpio Bulkers, Inc. ●	157
—	Spirit Airlines, Inc. ●	28
8	Star Bulk Carriers Corp. ●	30
—	United Continental Holdings, Inc. ●	35
6	UTI Worldwide, Inc. ●	68
		1,448
	Total Common Stocks
	( Cost $56,466)	$51,645

Warrants - 0.2%
	Banks - 0.2%
384	Alpha Bank A.E.	$165

	Total Warrants
	(Cost $735)	$165

3

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Exchange Traded Funds - 3.0%
		Other Investment Pools and Funds - 3.0%
	3	Health Care Select Sector SPDR Fund	$190
	16	iShares MSCI Japan ETF	181
	162	PowerShares DB Commodity Index Tracking Fund ●	2,821

		Total Exchange Traded Funds
		(Cost $4,535)	$3,192

Corporate Bonds - 6.0%
		Computer and Electronic Product Manufacturing - 1.2%
		SunEdison, Inc.
	$352	0.25%, 01/15/2020 ■β	$328
	328	2.00%, 10/01/2018 ■	467
	328	2.75%, 01/01/2021 ■	477
			1,272
		Finance and Insurance - 0.2%
		CIT Group, Inc.
	143	3.88%, 02/19/2019	143

		Information - 1.4%
		Altice Financing S.A.
	320	6.63%, 02/15/2023 ■	320
		Altice S.A.
EUR	396	6.25%, 02/15/2025 ■	447
	360	7.63%, 02/15/2025 ■	360
		T-Mobile USA, Inc.
	356	6.46%, 04/28/2019	369
			1,496
		Motor Vehicle and Parts Manufacturing - 2.4%
		Chrysler Group LLC
	1,580	8.00%, 06/15/2019 ╦	1,661
		General Motors Co.
	725	5.20%, 04/01/2045	809
			2,470
		Petroleum and Coal Products Manufacturing - 0.8%
		Cobalt International Energy, Inc.
	1,192	3.13%, 05/15/2024 β	855

		Total Corporate Bonds
		(Cost $6,220)	$6,236

Foreign Government Obligations - 14.1%
		Brazil - 0.7%
		Brazil (Federative Republic of)
BRL	2,022	6.00%, 08/15/2022 ◄	$766

		Greece - 3.6%
		Greece (Republic of)
EUR	1,545	2.00%, 02/24/2023 §	1,008
EUR	1,435	2.00%, 02/24/2024 §	927
EUR	1,360	2.00%, 02/24/2025 §	860
EUR	1,050	2.00%, 02/24/2028 §	587
EUR	575	2.00%, 02/24/2029 §	319
			$3,701
		Mexico - 9.8%
		Mexico (United Mexican States)
MXN	122,964	4.50%, 11/22/2035 ◄	10,242

		Total Foreign Government Obligations
		(Cost $17,280)	$14,709

U.S. Government Securities - 8.0%
U.S. Treasury Securities - 8.0%
		U.S. Treasury Bonds - 8.0%
	$7,925	0.63%, 02/15/2043 □◄	$8,333

		Total U.S. Government Securities
		(Cost $6,439)	$8,333

		Total Long-Term Investments Excluding Purchased Options
		(Cost $91,675)	$84,280

Short-Term Investments - 14.4%
Repurchase Agreements - 14.4%
		Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $15, collateralized by U.S. Treasury Note 0.88%, 2017, value of $15)
	$15	0.04%, 1/31/15	$15

Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $634, collateralized by FHLMC
3.50% - 4.00%, 2032 - 2045, FNMA 1.83% -
4.50%, 2025 - 2045, value of $647)

	634	0.06%, 1/31/15	634

Bank of Montreal  TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$4,603, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
value of $4,695)

	4,603	0.05%, 1/31/15	4,603

Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$1,072, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
0.75% - 2.50%, 2017 - 2024, value of $1,093)

	1,072	0.06%, 1/31/15	1,072
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $3,066, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $3,127)
	3,066	0.04%, 1/31/15	3,066
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,993, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $2,033)
	1,993	0.05%, 1/31/15	1,993

4

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 14.4% - (continued)
Repurchase Agreements - 14.4% - (continued)

Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $175, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
2024, value of $178)

$175	0.05%, 1/31/15		$175

Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $733, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
3.63%, 2020 - 2024, value of $748)

733	0.06%, 1/31/15		733
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $45, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $46)
45	0.06%, 1/31/15		45
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,736, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,791)
2,736	0.07%, 1/31/15		2,736
			15,072
	Total Short-Term Investments
	(Cost $15,072)		$15,072

	Total Investments Excluding Purchased Options
	(Cost $106,747)	95.1%	$99,352
	Total Purchased Options
	(Cost $306)	0.1%	90
	Total Investments
	(Cost $107,053) ▲	95.2%	$99,442
	Other Assets and Liabilities	4.8%	5,003
	Total Net Assets	100.0%	$104,445

5

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $107,648 and the aggregate gross unrealized appreciation and depreciation based on that cost were: Unrealized

Appreciation	$5,629
Unrealized Depreciation	(13,835)
Net Unrealized Depreciation	$(8,206)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $312, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $2,399, which represents 2.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $3,701, which represents 3.5% of total net assets.

β	Convertible security.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Θ	This security, or a portion of this security, has been pledged as collateral in connection with OTC option and/or swaption contracts.

□	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Cash  pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received
OTC option and/or OTC swap contracts	$–	$636
Exchange traded options contracts	4,058	–
Futures contracts	1,628	–
Total	$5,686	$636

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.

6

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
DAX Option	JPM	EQ	12,000.00 EUR	06/19/15	EUR	240	$22	$21	$1
Mitsui O.S.K. Lines Ltd. Option	JPM	EQ	390.50 JPY	02/06/15	JPY	125,900	13	16	(3)
Total Calls						126,140	$35	$37	$(2)
Puts
KOSPI 200 Index Option	JPM	EQ	229.81 KRW	04/16/15	KRW	2,736,660	$2	$6	$(4)

Total purchased option contracts						2,862,800	$37	$43	$(6)
Written option contracts:
Puts
Mitsui O.S.K. Lines Ltd. Option	JPM	EQ	319.50 JPY	02/06/15	JPY	125,900	$–	$14	$14

*	The number of contracts does not omit 000's.
Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

Exchange Traded Option Contracts Outstanding at January 31, 2015

Description	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased option contracts:
Calls
Financial Select Sector SPDR Option	EQ	25.00 USD	03/20/15	USD	970	$6	$11	$(5)
S&P 500 Index Option	EQ	2,050.00 USD	03/20/15	USD	4	9	19	(10)
S&P 500 Index Option	EQ	2,150.00 USD	03/20/15	USD	152	29	203	(174)
S&P 500 Index Option	EQ	2,200.00 USD	06/19/15	USD	12	9	30	(21)
Total Calls					1,138	$53	$263	$(210)
Total purchased option contracts					1,138	$53	$263	$(210)
Written option contracts:
Calls
Energy Select SPDR Option	EQ	80.00 USD	02/20/15	USD	156	$8	$12	$4
iPath S&P 500 VIX Short Term Option	EQ	37.00 USD	02/20/15	USD	122	32	12	(20)
iPath S&P 500 VIX Short-Term Option	EQ	37.00 USD	03/20/15	USD	189	78	35	(43)
Total Calls					467	$118	$59	$(59)
Puts
Health Care SPDR Option	EQ	67.00 USD	02/20/15	USD	329	$18	$23	$5
iShares Biotech Option	EQ	310.00 USD	03/20/15	USD	35	27	29	2
S&P 500 Index Option	EQ	1,900.00 USD	02/20/15	USD	2	2	3	1
S&P 500 Index Option	EQ	1,950.00 USD	02/20/15	USD	7	15	18	3
S&P 500 Index Option	EQ	1,850.00 USD	03/20/15	USD	91	174	177	3
S&P 500 Index Option	EQ	1,975.00 USD	03/20/15	USD	10	47	30	(17)
Total put option contracts					474	$283	$280	$(3)
Total written option contracts					941	$401	$339	$(62)

*	The number of contracts does not omit 000's.
Δ	For purchased options, premiums are paid by the Fund, for written options, premiums are received.

7

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Euro STOXX 50 Future	387	03/20/2015	$13,583	$14,646	$1,063	$–	$–	$(101)
Euro-BUND Future	81	03/06/2015	14,385	14,589	204	–	61	–
FTSE/MIB Index Future	2	03/20/2015	234	232	–	(2)	–	(1)
German Stock Exchange Future	26	03/20/2015	7,856	7,856	–	–	–	(31)
Hang Seng Index Future	6	02/26/2015	958	949	–	(9)	–	(5)
IBEX 35 Index Future	6	02/20/2015	703	704	1	–	–	(7)
MSCI Taiwan Stock Index Future	210	02/25/2015	7,391	7,306	–	(85)	–	(19)
NIKKEI 225 Index Future	67	03/12/2015	10,006	10,082	76	–	34	–
S&P 500 (E-Mini) Future	84	03/20/2015	8,460	8,351	–	(109)	1	(181)
SGX FTSE China A50 Index Future	158	02/26/2015	1,736	1,658	–	(78)	–	(23)
SGX S&P CNX NIFTY Future	100	02/26/2015	1,797	1,776	–	(21)	–	(21)
Stockholm Stock Exchange Future	49	02/20/2015	861	931	70	–	2	–
TDX ISE National-30 Index Future	46	02/27/2015	214	208	–	(6)	–	–
U.S. Treasury 10-Year Note Future	48	03/20/2015	6,235	6,282	47	–	33	–
U.S. Treasury 30-Year Bond Future	37	03/20/2015	5,603	5,597	–	(6)	–	(47)
U.S. Treasury CME Ultra Long Term Bond Future	46	03/20/2015	7,878	8,231	353	–	91	–
Total					$1,814	$(316)	$222	$(436)
Short position contracts:
Australian 10-Year Bond Future	125	03/16/2015	$12,372	$12,824	$–	$(452)	$–	$(40)
Australian SPI 200 Index Future	106	03/19/2015	10,920	11,433	–	(513)	1	(59)
CAC 40 10 EURO Future	41	02/20/2015	1,992	2,135	–	(143)	12	–
Canadian Government 10-Year Bond Future	28	03/20/2015	3,129	3,210	–	(81)	–	(20)
FTSE 100 Index Future	10	03/20/2015	977	1,010	–	(33)	7	–
FTSE/JSE Top 40 Future Index	109	03/19/2015	4,046	4,233	–	(187)	–	(28)
Japan 10-Year Bond Future	5	03/11/2015	6,321	6,307	14	–	–	(8)
Long Gilt Future	45	03/27/2015	8,053	8,396	–	(343)	–	(58)
Mexican Stock Exchange Index Future	300	03/20/2015	8,263	8,186	77	–	192	–
Russell 2000 Mini Index Future	73	03/20/2015	8,543	8,477	66	–	136	–
S&P/TSX 60 Index Future	45	03/19/2015	5,833	6,059	–	(226)	6	–
Tokyo Price Index Future	140	03/12/2015	17,150	16,864	286	–	–	(12)
Total					$443	$(1,978)	$354	$(225)
Total futures contracts					$2,257	$(2,294)	$576	$(661)

* The number of contracts does not omit 000's.

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
Eurex Stoxx Bank	GSC	EUR	492	CAH5	03/20/15	$–	$–	$(29)	$–	$(29)
iPath S&P 500 VIX	MSC	USD	89	1M LIBOR - 2.90%	11/19/15	–	–	(4)	–	(4)
iPath S&P 500 VIX	MSC	USD	149	1M LIBOR - 2.90%	12/02/15	–	–	(28)	–	(28)
iPath S&P 500 VIX	MSC	USD	307	1M LIBOR - 2.90%	12/09/15	–	–	(47)	–	(47)
iPath S&P 500 VIX	MSC	USD	322	1M LIBOR - 2.90%	12/11/15	–	–	(33)	–	(33)
iPath S&P 500 VIX	MSC	USD	2,694	1M LIBOR - 2.90%	12/21/15	–	–	(134)	–	(134)
iPath S&P 500 VIX	MSC	USD	249	1M LIBOR - 2.90%	12/24/15	–	–	(70)	–	(70)
S&P 500 Energy Sector Index	BOA	USD	138	1M LIBOR - 0.45%	01/29/16	–	–	4	4	–
S&P 500 High Beta Index	DEUT	USD	10,005	1M LIBOR + 0.22%	04/30/15	–	–	447	447	–
S&P 500 Materials Sector Index	BOA	USD	6,293	1M LIBOR + 0.45%	12/31/15	–	–	78	78	–
S&P 500 Utilities Select Sector SPDR	BOA	USD	280	1M LIBOR	01/29/16	–	–	4	4	–
Technology Select Sector Index	BCLY	USD	406	(1M LIBOR + 0.45%)	06/30/15	–	–	(1)	–	(1)
Utilities Select Sector Index	BCLY	USD	269	1M LIBOR + 0.25%	06/30/15	–	–	(10)	–	(10)
VelocityShares Inverse VIX	MSC	USD	99	1M LIBOR - 2.15%	11/19/15	–	–	9	9	–
VelocityShares Inverse VIX	MSC	USD	114	1M LIBOR - 2.15%	12/02/15	–	–	24	24	–

8

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Total Return Swap Contracts Outstanding at January 31, 2015 - (continued)

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
VelocityShares Inverse VIX	MSC	USD	218	1M LIBOR - 2.15%	12/09/15	$–	$–	$39	$39	$–
VelocityShares Inverse VIX	MSC	USD	208	1M LIBOR - 2.15%	12/11/15	–	–	28	28	–
VelocityShares Inverse VIX	MSC	USD	128	1M LIBOR - 2.90%	12/11/15	–	–	17	17	–
VelocityShares Inverse VIX	MSC	USD	1,925	1M LIBOR - 2.15%	12/21/15	–	–	176	176	–
VelocityShares Inverse XIV	MSC	USD	1,191	1M LIBOR - 2.15%	01/13/16	–	–	93	93	–
WIG20 Index	GSC	PLN	10,810	KRSU5	03/20/15	–	–	52	52	–
Total						$–	$–	$615	$971	$(356)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	03/18/2015	BNP	$642	$617	$–	$(25)
AUD	Buy	02/27/2015	CBA	3,126	2,995	–	(131)
AUD	Buy	02/27/2015	DEUT	2,569	2,573	4	–
AUD	Buy	02/27/2015	GSC	2,568	2,573	5	–
AUD	Buy	02/27/2015	GSC	3,693	3,476	–	(217)
AUD	Buy	02/27/2015	JPM	3,410	3,234	–	(176)
AUD	Buy	02/27/2015	SSG	3,693	3,475	–	(218)
AUD	Buy	03/18/2015	SSG	519	499	–	(20)
AUD	Buy	02/27/2015	UBS	2,040	1,962	–	(78)
AUD	Sell	02/27/2015	BCLY	1,606	1,540	66	–
AUD	Sell	02/27/2015	BNP	1,606	1,540	66	–
AUD	Sell	03/18/2015	BOA	848	834	14	–
AUD	Sell	02/27/2015	CSFB	1,605	1,540	65	–
AUD	Sell	02/27/2015	GSC	4,017	3,836	181	–
AUD	Sell	03/18/2015	MSC	147	147	–	–
AUD	Sell	03/18/2015	RBC	1,924	1,810	114	–
AUD	Sell	03/18/2015	TDS	505	494	11	–
AUD	Sell	02/27/2015	UBS	2,035	1,965	70	–
AUD	Sell	02/27/2015	WEST	1,605	1,540	65	–
BRL	Buy	02/03/2015	BCLY	555	560	5	–
BRL	Buy	02/03/2015	MSC	855	849	–	(6)
BRL	Buy	02/03/2015	SCB	1,630	1,605	–	(25)
BRL	Buy	02/03/2015	UBS	506	515	9	–
BRL	Buy	02/03/2015	UBS	3,246	3,123	–	(123)
BRL	Buy	03/03/2015	UBS	416	401	–	(15)
BRL	Sell	02/03/2015	BCLY	1,279	1,235	44	–
BRL	Sell	02/03/2015	MSC	3,494	3,511	–	(17)
BRL	Sell	03/03/2015	MSC	834	813	21	–
BRL	Sell	02/03/2015	UBS	1,074	1,057	17	–
BRL	Sell	02/03/2015	UBS	836	849	–	(13)
BRL	Sell	03/03/2015	UBS	2,381	2,293	88	–
CAD	Buy	03/18/2015	BNP	443	411	–	(32)
CAD	Buy	03/18/2015	MSC	518	474	–	(44)
CAD	Buy	02/27/2015	RBC	9,117	8,518	–	(599)
CAD	Buy	03/18/2015	RBC	271	245	–	(26)
CAD	Sell	02/27/2015	BCLY	1,760	1,718	42	–
CAD	Sell	02/27/2015	BOA	4,367	4,259	108	–
CAD	Sell	03/18/2015	BOA	212	207	5	–
CAD	Sell	03/18/2015	CBA	731	715	16	–
CAD	Sell	02/27/2015	DEUT	3,938	3,847	91	–
CAD	Sell	02/03/2015	MSC	4	4	–	–
CAD	Sell	03/18/2015	MSC	338	337	1	–
CAD	Sell	02/04/2015	RBC	7	7	–	–
CAD	Sell	02/27/2015	TDS	2,179	2,129	50	–
CHF	Sell	02/27/2015	CSFB	11,665	12,977	–	(1,312)

9

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	03/18/2015	CSFB	$535	$571	$–	$(36)
CNY	Sell	03/18/2015	UBS	1,062	1,047	15	–
EUR	Buy	03/18/2015	BCLY	994	973	–	(21)
EUR	Buy	02/27/2015	BOA	5,287	5,065	–	(222)
EUR	Buy	03/18/2015	BOA	1,063	1,071	8	–
EUR	Buy	03/18/2015	BOA	325	311	–	(14)
EUR	Buy	03/18/2015	CBA	1,585	1,597	12	–
EUR	Buy	02/27/2015	CBK	5,529	5,331	–	(198)
EUR	Buy	02/27/2015	JPM	3,648	3,697	49	–
EUR	Buy	03/18/2015	JPM	324	294	–	(30)
EUR	Buy	03/18/2015	MSC	349	349	–	–
EUR	Buy	02/27/2015	RBC	5,529	5,387	–	(142)
EUR	Buy	03/18/2015	SSG	1,537	1,461	–	(76)
EUR	Buy	03/18/2015	TDS	298	297	–	(1)
EUR	Buy	02/27/2015	UBS	606	589	–	(17)
EUR	Buy	03/18/2015	UBS	880	883	3	–
EUR	Buy	03/18/2015	UBS	612	595	–	(17)
EUR	Sell	02/03/2015	BCLY	66	66	–	–
EUR	Sell	02/27/2015	BOA	9,155	8,746	409	–
EUR	Sell	03/18/2015	CBA	23	23	–	–
EUR	Sell	02/27/2015	CBK	5,385	5,140	245	–
EUR	Sell	02/27/2015	DEUT	6,202	6,086	116	–
EUR	Sell	02/27/2015	GSC	3,718	3,628	90	–
EUR	Sell	02/27/2015	GSC	2,746	2,758	–	(12)
EUR	Sell	02/27/2015	HSBC	3,735	3,569	166	–
EUR	Sell	03/18/2015	HSBC	2,203	2,087	116	–
EUR	Sell	02/27/2015	JPM	2,095	2,043	52	–
EUR	Sell	03/18/2015	JPM	1,045	998	47	–
EUR	Sell	02/02/2015	MSC	28	28	–	–
EUR	Sell	03/18/2015	MSC	1,396	1,321	75	–
EUR	Sell	03/18/2015	NAB	17,974	16,401	1,573	–
EUR	Sell	02/27/2015	TDS	1,860	1,781	79	–
EUR	Sell	03/18/2015	UBS	597	581	16	–
GBP	Buy	02/27/2015	DEUT	9,136	9,099	–	(37)
GBP	Buy	03/18/2015	JPM	221	220	–	(1)
GBP	Buy	03/18/2015	MSC	422	422	–	–
GBP	Buy	03/18/2015	MSC	261	251	–	(10)
GBP	Buy	03/18/2015	TDS	1,074	1,066	–	(8)
GBP	Sell	03/18/2015	BOA	636	640	–	(4)
GBP	Sell	03/18/2015	CBA	283	285	–	(2)
GBP	Sell	02/27/2015	JPM	7,303	7,224	79	–
GBP	Sell	03/18/2015	JPM	228	220	8	–
GBP	Sell	03/18/2015	RBC	272	262	10	–
GBP	Sell	03/18/2015	SSG	1,041	1,033	8	–
HKD	Buy	03/18/2015	GSC	18	18	–	–
HKD	Buy	02/02/2015	JPM	15	15	–	–
HKD	Sell	03/18/2015	HSBC	13	13	–	–
HKD	Sell	03/18/2015	SSG	117	117	–	–
HKD	Sell	03/18/2015	SSG	231	231	–	–
IDR	Buy	03/18/2015	BNP	259	255	–	(4)
IDR	Sell	03/18/2015	JPM	113	118	–	(5)
IDR	Sell	03/18/2015	SCB	134	137	–	(3)
INR	Buy	03/18/2015	BCLY	2,104	2,158	54	–
INR	Buy	02/27/2015	CBK	429	433	4	–
INR	Buy	04/30/2015	JPM	458	452	–	(6)
INR	Buy	03/18/2015	UBS	3,811	3,829	18	–
INR	Sell	03/18/2015	BCLY	1,063	1,099	–	(36)
INR	Sell	03/18/2015	MSC	1,072	1,062	10	–
JPY	Buy	02/27/2015	BCLY	2,494	2,499	5	–

10

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Buy	03/18/2015	BNP	$415	$422	$7	$–
JPY	Buy	02/27/2015	BOA	3,111	3,114	3	–
JPY	Buy	02/27/2015	BOA	613	609	–	(4)
JPY	Buy	03/18/2015	BOA	318	320	2	–
JPY	Buy	03/18/2015	BOA	71	71	–	–
JPY	Buy	02/27/2015	DEUT	2,495	2,499	4	–
JPY	Buy	02/27/2015	DEUT	1,555	1,549	–	(6)
JPY	Buy	02/27/2015	GSC	3,661	3,725	64	–
JPY	Buy	03/18/2015	GSC	274	279	5	–
JPY	Buy	02/27/2015	JPM	4,525	4,578	53	–
JPY	Buy	03/18/2015	MSC	216	216	–	–
JPY	Buy	02/02/2015	NAB	29	29	–	–
JPY	Buy	02/27/2015	NAB	1,943	1,954	11	–
JPY	Buy	03/18/2015	TDS	261	262	1	–
JPY	Buy	02/27/2015	UBS	5,602	5,688	86	–
JPY	Buy	02/27/2015	WEST	1,943	1,954	11	–
JPY	Sell	02/27/2015	BOA	7,260	7,284	–	(24)
JPY	Sell	03/18/2015	CBA	274	275	–	(1)
JPY	Sell	02/03/2015	DEUT	32	32	–	–
JPY	Sell	03/18/2015	GSC	25,356	25,836	–	(480)
JPY	Sell	02/27/2015	JPM	1,862	1,851	11	–
JPY	Sell	02/27/2015	JPM	9,259	9,321	–	(62)
JPY	Sell	03/18/2015	MSC	100	100	–	–
JPY	Sell	02/27/2015	NAB	15,287	15,432	–	(145)
JPY	Sell	02/27/2015	TDS	1,877	1,893	–	(16)
KRW	Buy	03/18/2015	UBS	60	59	–	(1)
KRW	Sell	03/18/2015	UBS	190	193	–	(3)
MXN	Buy	02/27/2015	CBK	4,902	4,773	–	(129)
MXN	Buy	02/27/2015	MSC	981	959	–	(22)
MXN	Buy	02/27/2015	RBC	1,778	1,778	–	–
MXN	Buy	02/27/2015	RBC	4,856	4,747	–	(109)
MXN	Sell	02/27/2015	CBK	4,719	4,625	94	–
MXN	Sell	03/18/2015	JPM	260	257	3	–
MXN	Sell	03/18/2015	MSC	9,246	8,910	336	–
MXN	Sell	02/27/2015	RBC	3,749	3,667	82	–
MXN	Sell	02/27/2015	SCB	4,870	4,794	76	–
MXN	Sell	02/27/2015	TDS	459	447	12	–
NOK	Buy	03/18/2015	GSC	268	249	–	(19)
NOK	Sell	03/18/2015	JPM	261	249	12	–
PLN	Buy	02/27/2015	BCLY	1,264	1,278	14	–
PLN	Buy	02/27/2015	BNP	463	454	–	(9)
PLN	Buy	02/27/2015	BOA	2,190	2,142	–	(48)
PLN	Buy	02/27/2015	CBK	1,067	1,060	–	(7)
PLN	Buy	02/27/2015	GSC	1,697	1,713	16	–
PLN	Buy	02/27/2015	JPM	1,106	1,108	2	–
PLN	Sell	02/27/2015	BNP	1,233	1,247	–	(14)
PLN	Sell	02/27/2015	GSC	2,355	2,312	43	–
PLN	Sell	02/27/2015	JPM	1,755	1,795	–	(40)
PLN	Sell	02/27/2015	TDS	821	804	17	–
SEK	Buy	03/18/2015	HSBC	435	417	–	(18)
SEK	Buy	03/18/2015	JPM	544	498	–	(46)
SEK	Buy	03/18/2015	SSG	250	238	–	(12)
SEK	Sell	03/18/2015	CBA	191	192	–	(1)
SEK	Sell	03/18/2015	TDS	543	541	2	–
SGD	Sell	03/18/2015	TDS	790	790	–	–
TRY	Buy	03/18/2015	UBS	137	128	–	(9)
TWD	Buy	02/27/2015	JPM	3,109	3,149	40	–
TWD	Sell	03/18/2015	BOA	1,995	2,005	–	(10)
TWD	Sell	03/18/2015	CBA	2,281	2,258	23	–

11

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
TWD	Sell	03/18/2015	CBK	$6,425	$6,347	$78	$–
ZAR	Buy	02/27/2015	BOA	3,273	3,264	–	(9)
ZAR	Sell	02/27/2015	CBK	1,056	1,056	–	–
ZAR	Sell	02/27/2015	DEUT	1,129	1,119	10	–
ZAR	Sell	02/27/2015	JPM	1,106	1,090	16	–
ZAR	Sell	03/18/2015	UBS	3,079	3,080	–	(1)
Total						$5,559	$(5,224)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

12

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CNX	National Stock Exchange of India
DAX	Deutscher Aktien Index
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
KRSU5	WIG20 Index Future
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange
WIG20	Capitalization-weighted stock market index of the 20 largest companies on the Warsaw Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
EQ	Equity
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
J-REIT	Japanese Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aa/ AA	8.0%
A	9.8
Baa/ BBB	0.7
Ba/ BB	1.3
B	6.3
Caa/ CCC or Lower	0.8
Not Rated	1.2
Non-Debt Securities and Other Short-Term Instruments	67.1
Other Assets and Liabilities	4.8
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

13

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles and Components	$2,879	$–	$2,879	$–
Banks	4,853	–	4,853	–
Capital Goods	4,566	1,056	3,510	–
Commercial and Professional Services	1,609	1,343	266	–
Consumer Durables and Apparel	2,917	635	2,282	–
Consumer Services	786	735	51	–
Diversified Financials	1,729	732	997	–
Energy	4,462	2,639	1,823	–
Food and Staples Retailing	267	89	178	–
Food, Beverage and Tobacco	874	757	117	–
Health Care Equipment and Services	2,038	1,417	621	–
Insurance	596	–	596	–
Materials	3,186	1,130	2,056	–
Media	1,610	527	1,083	–
Pharmaceuticals, Biotechnology and Life Sciences	2,970	2,970	–	–
Real Estate	2,105	430	1,675	–
Retailing	2,703	1,714	989	–
Semiconductors and Semiconductor Equipment	2,184	1,528	656	–
Software and Services	4,124	2,769	1,355	–
Technology Hardware and Equipment	3,107	718	2,389	–
Telecommunication Services	632	375	257	–
Transportation	1,448	1,074	374	–
Total	51,645	22,638	29,007	–
Corporate Bonds	6,236	–	6,236	–
Exchange Traded Funds	3,192	3,192	–	–
Foreign Government Obligations	14,709	–	14,709	–
U.S. Government Securities	8,333	–	8,333	–
Warrants	165	165	–	–
Short-Term Investments	15,072	–	15,072	–
Purchased Options	90	53	37	–
Total	$99,442	$26,048	$73,394	$–
Foreign Currency Contracts*	$5,559	$–	$5,559	$–
Futures*	2,257	2,257	–	–
Swaps - Total Return*	971	–	971	–
Total	$8,787	$2,257	$6,530	$–
Liabilities:
Written Options	401	401	–	–
Total	$401	$401	$–	$–
Foreign Currency Contracts*	$5,224	$–	$5,224	$–
Futures*	2,294	2,294	–	–
Swaps - Total Return*	356	–	356	–
Total	$7,874	$2,294	$5,580	$–

♦	For the three-month period ended January 31, 2015, investments valued at $454 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

14

Hartford Real Total Return Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$196	$—	$—	$—	$—	$—	$—	$(196)	$—
Total	$196	$—	$—	$—	$—	$—	$—	$(196)	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

15

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 19.7%
	Finance and Insurance - 19.3%
	Accredited Mortgage Loan Trust
$1,082	0.84%, 01/25/2035 Δ	$1,063
	Aegis Asset Backed Securities Trust
939	1.27%, 09/25/2034 Δ	927
	Ally Master Owner Trust
1,280	1.00%, 02/15/2018	1,283
3,900	1.43%, 06/17/2019	3,917
2,695	1.54%, 09/15/2019	2,699
	American Credit Acceptance Receivables
668	1.45%, 04/16/2018 ■	669
	American Express Credit Account Master Trust
455	0.98%, 05/15/2019	456
	American Tower Trust I
3,000	1.55%, 03/15/2043 ■‡	2,985
	AmeriCredit Automobile Receivables Trust
1,290	1.60%, 07/08/2019	1,291
2,000	2.72%, 09/09/2019	2,039
	Apidos CLO
2,250	1.33%, 04/15/2025 ■Δ	2,197
1,495	1.73%, 04/17/2026 ■Δ	1,490
	Bayview Commercial Asset Trust
4,619	3.32%, 01/25/2037 ■►	1
5,014	3.51%, 09/25/2037 ■►	237
	Bear Stearns Commercial Mortgage Securities, Inc.
1,620	5.41%, 12/11/2040	1,659
	Carlyle Global Market Strategies
870	1.38%, 04/18/2025 ■Δ	853
2,750	2.33%, 07/20/2023 ■Δ	2,660
	CarMax Automotive Owner Trust
395	1.50%, 08/15/2018	396
	CBA Commercial Small Balance Commercial Mortgage
4,041	2.18%, 01/25/2039 ■►	—
	Cent CLO L.P.
1,500	1.71%, 01/25/2026 ■Δ	1,496
	CFCRE Commercial Mortgage Trust
1,405	3.76%, 04/15/2044 ■	1,437
	Chesapeake Funding LLC
770	0.61%, 01/07/2025 ■Δ	770
	Chrysler Capital Automotive Rec Trust
975	0.91%, 04/16/2018 ■	977
	CIFC Funding Ltd.
2,125	1.38%, 04/16/2025 ■Δ	2,080
2,180	2.33%, 08/14/2024 ■Δ	2,159
	Citigroup Commercial Mortgage Trust
1,315	0.69%, 09/10/2045	1,315
	Citigroup/Deutsche Bank Commercial Mortgage Trust
3,475	5.32%, 12/11/2049	3,678
2,839	5.89%, 11/15/2044 ‡	3,102
	Commercial Mortgage Pass-Through Certificates
716	0.67%, 11/15/2045	714
795	0.70%, 10/15/2045	793
693	0.82%, 08/15/2045	693
1,474	1.30%, 03/10/2047	1,477
997	1.34%, 07/10/2045	1,004
1,727	3.16%, 07/10/2046 ■	1,743
	Community or Commercial Mortgage Trust
1,133	1.28%, 08/10/2046	1,133
	Connecticut Avenue Securities Series
2,309	1.12%, 05/25/2024 Δ	2,273
3,744	1.37%, 07/25/2024 Δ	3,713
	Countrywide Asset-Backed Certificates
724	0.79%, 03/25/2035 Δ	725
	Credit Acceptance Automotive Loan Trust
1,650	1.50%, 04/15/2021 ■	1,656
1,380	1.55%, 10/15/2021 ■	1,381
	Credit Suisse Mortgage Capital Certificates
2,813	5.47%, 09/15/2039	2,956
	DB Master Finance LLC
515	3.26%, 02/20/2045 ■	520
	DBUBS Mortgage Trust
2,931	1.37%, 01/01/2021 ■►	67
1,345	3.64%, 08/10/2044	1,387
2,336	3.74%, 11/10/2046 ■	2,389
	Dryden Senior Loan Fund
1,460	1.58%, 04/18/2026 ■Δ	1,447
	First Franklin Mortgage Loan Trust
420	0.60%, 05/25/2035 Δ	417
	First Investors Automotive Owner Trust
1,067	1.23%, 03/15/2019 ■	1,069
	Ford Credit Automotive Owner Trust
2,500	2.62%, 10/15/2016	2,515
	Ford Credit Floorplan Master Owner Trust
1,070	0.71%, 06/15/2020 Δ	1,076
435	1.40%, 02/15/2019	436
	FREMF Mortgage Trust
2,320	3.01%, 10/25/2047 ■Δ	2,367
	Gramercy Park CLO Ltd.
1,700	2.13%, 07/17/2023 ■Δ	1,688
	GS Mortgage Securities Trust
940	0.66%, 11/10/2045	937
695	1.21%, 07/10/2046	698
1,500	5.55%, 04/10/2038	1,534
	Hasco HIM Trust
51	0.00%, 12/26/2035 ■●†	—
	Hilton USA Trust
1,301	1.16%, 11/05/2030 ■Δ	1,301
	Home Equity Asset Trust
2,196	0.81%, 11/25/2034 Δ	2,182
	ING Investment Management CLO Ltd.
1,455	1.73%, 04/18/2026 ■Δ	1,452
2,000	2.08%, 03/14/2022 ■Δ	1,975
	JP Morgan Chase Commercial Mortgage Securities Corp.
345	0.71%, 10/15/2045 Δ	345
1,313	1.30%, 01/15/2046	1,322
950	3.36%, 11/13/2044 ■	986
1,112	3.85%, 06/15/2043 ■	1,115
113	4.93%, 09/12/2037	113
1,829	5.24%, 12/15/2044 Δ	1,861
1,745	5.87%, 04/15/2045 Δ	1,816
	Limerock CLO
2,000	1.73%, 04/18/2026 ■Δ	1,990

1

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 19.7% - (continued)
	Finance and Insurance - 19.3% - (continued)
	Long Beach Asset Holdings Corp.
$180	0.00%, 04/25/2046 ■●	$—
	M&T Bank Automotive Receivables Trust
1,595	1.57%, 01/15/2017 ■	1,610
	Magnetite CLO Ltd.
4,680	2.23%, 07/25/2026 ■Δ	4,584
	Merrill Lynch Mortgage Trust
287	5.83%, 06/12/2050 Δ	288
	Merrill Lynch/Countrywide Commercial Mortgage Trust
630	5.38%, 08/12/2048	669
	MMAF Equipment Finance LLC
2,670	1.59%, 02/08/2022 ■	2,671
	Morgan Stanley BAML Trust
449	0.66%, 11/15/2045	447
	Morgan Stanley Capital I
1,395	0.93%, 01/25/2035 Δ	1,375
1,284	3.22%, 07/15/2049	1,325
1,500	3.88%, 09/15/2047 ■	1,529
353	4.99%, 08/13/2042	353
	Morgan Stanley Re-Remic Trust
1,602	1.00%, 03/29/2051 ■	1,602
	National Credit Union Administration
348	1.60%, 10/29/2020	349
	Neuberger Berman CLO XVI Ltd.
1,470	1.72%, 03/01/2026 ■Δ	1,461
	New York City Tax Lien
183	1.19%, 11/10/2026 ■	183
	Octagon Investment Partners
2,500	1.35%, 07/17/2025 ■Δ	2,444
	OHA Intrepid Leveraged Loan Fund Ltd.
877	1.15%, 04/20/2021 ■Δ	878
	Prestige Automotive Receivables Trust
920	1.52%, 04/15/2020 ■	923
	Race Point CLO Ltd.
2,500	2.38%, 05/24/2023 ■Δ	2,455
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	—
	Residential Asset Securities Corp.
20	0.40%, 01/25/2036 Δ	20
1,110	5.39%, 07/25/2034	1,144
	Santander Drive Automotive Receivables Trust
1,960	3.64%, 05/15/2018	2,024
	SBA Tower Trust
2,060	2.90%, 10/15/2044 ■Δ	2,097
	Silverstone Master Issuer plc
138	1.81%, 01/21/2055 ■Δ	139
	SNAAC Automotive Receivables Trust
53	1.14%, 07/16/2018 ■	54
	Springleaf Funding Trust
2,125	2.41%, 12/15/2022 ■	2,126
	Springleaf Mortgage Loan Trust
502	1.27%, 06/25/2058 ■	500
	Structured Agency Credit Risk Debt Notes
1,273	1.02%, 04/25/2024 Δ	1,267
590	1.17%, 02/25/2024 Δ	588
	Structured Asset Investment Loan Trust
329	0.74%, 04/25/2035 Δ	328
	Structured Asset Securities Corp.
923	0.32%, 02/25/2036 Δ	911
	Symphony CLO Ltd.
4,035	1.98%, 01/09/2023 ■Δ	4,037
	UBS Commercial Mortgage Trust
754	1.03%, 05/10/2045	756
	UBS-Barclays Commercial Mortgage Trust
1,547	0.73%, 08/10/2049	1,536
	Wachovia Bank Commercial Mortgage Trust
91	4.94%, 04/15/2042	91
2,319	5.27%, 12/15/2044 Δ	2,359
2,918	5.31%, 11/15/2048	3,083
1,500	5.48%, 04/15/2047	1,519
	Westlake Automobile Receivables Trust
522	1.12%, 01/15/2018 ■	522
	WF-RBS Commercial Mortgage Trust
1,607	0.67%, 11/15/2045	1,604
		150,953

	Real Estate, Rental and Leasing - 0.1%
	ARI Fleet Lease Trust
402	0.47%, 01/15/2021 ■Δ	402

	Transportation Equipment Manufacturing - 0.3%
	GE Equipment Transportation LLC
2,500	0.92%, 09/25/2017	2,508

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $155,881)	$153,863

Corporate Bonds - 56.5%
	Accommodation and Food Services - 0.1%
	Sysco Corp.
$1,090	2.35%, 10/02/2019	$1,115

	Arts, Entertainment and Recreation - 1.9%
	CBS Corp.
3,000	2.30%, 08/15/2019	3,023
	DirecTV Holdings LLC
915	1.75%, 01/15/2018	919
2,681	2.40%, 03/15/2017	2,741
	Echostar DBS Corp.
725	7.13%, 02/01/2016	761
	Fidelity National Information Services, Inc.
750	1.45%, 06/05/2017	749
	Sky plc
1,770	2.63%, 09/16/2019 ■	1,801
	Time Warner Cable, Inc.
2,000	5.85%, 05/01/2017	2,190
	Viacom, Inc.
955	2.20%, 04/01/2019	961
1,500	2.75%, 12/15/2019	1,537
		14,682
	Beverage and Tobacco Product Manufacturing - 1.7%
	Anheuser-Busch InBev Worldwide, Inc.
3,730	1.38%, 07/15/2017	3,763

2

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 56.5% - (continued)
	Beverage and Tobacco Product Manufacturing - 1.7% - (continued)
	Constellation Brands, Inc.
$1,210	7.25%, 09/01/2016	$1,313
	Diageo Capital plc
3,275	1.50%, 05/11/2017	3,310
	Imperial Tobacco Finance plc
2,000	2.05%, 02/11/2018 ■	2,016
	Lorillard Tobacco Co.
180	2.30%, 08/21/2017	182
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	315
	Pernod-Ricard S.A.
1,000	2.95%, 01/15/2017 ■	1,030
	Reynolds American, Inc.
1,300	1.05%, 10/30/2015	1,301
		13,230
	Chemical Manufacturing - 0.3%
	Ecolab, Inc.
375	1.45%, 12/08/2017	375
	Monsanto Co.
1,820	2.13%, 07/15/2019	1,850
		2,225
	Computer and Electronic Product Manufacturing - 0.6%
	Hewlett-Packard Co.
2,000	1.19%, 01/14/2019 Δ	1,976
1,090	2.75%, 01/14/2019	1,120
	Thermo Fisher Scientific, Inc.
1,225	1.30%, 02/01/2017	1,226
	YMobile Corp.
500	8.25%, 04/01/2018 ■	524
		4,846
	Couriers and Messengers - 0.1%
	FedEx Corp.
825	2.30%, 02/01/2020	839

	Electrical Equipment, Appliance Manufacturing - 0.3%
	Whirlpool Corp.
1,235	1.35%, 03/01/2017	1,237
1,400	2.40%, 03/01/2019	1,421
		2,658
	Fabricated Metal Product Manufacturing - 0.2%
	Masco Corp.
1,450	4.80%, 06/15/2015	1,465

	Finance and Insurance - 32.0%
	Abbey National Treasury Services plc
2,300	3.05%, 08/23/2018	2,413
	ABN Amro Bank N.V.
1,429	4.25%, 02/02/2017 ■	1,511
	AerCap Ireland Capital Ltd.
1,665	2.75%, 05/15/2017 ■	1,652
	American Express Credit Corp.
1,225	1.13%, 06/05/2017	1,228
2,000	2.25%, 08/15/2019	2,033
	American Honda Finance Corp.
675	1.60%, 02/16/2018 ■	678
	American International Group, Inc.
4,000	2.30%, 07/16/2019	4,068
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	993
	Bank of America Corp.
2,200	1.32%, 03/22/2018 Δ	2,217
2,500	1.70%, 08/25/2017	2,515
4,375	2.00%, 01/11/2018	4,403
2,500	2.65%, 04/01/2019	2,553
	Bank of Montreal
1,500	2.38%, 01/25/2019	1,540
	Bank of New York Mellon Corp.
1,750	2.20%, 05/15/2019	1,785
1,500	2.30%, 09/11/2019	1,536
	Bank of Nova Scotia
1,000	1.30%, 07/21/2017	1,004
1,500	1.38%, 12/18/2017	1,505
	Bank of Tokyo-Mitsubishi UFJ Ltd.
3,250	2.35%, 09/08/2019 ■	3,289
	Barclays Bank plc
2,500	2.75%, 11/08/2019	2,552
	BB&T Corp.
2,000	0.89%, 02/01/2019 Δ	2,004
1,245	1.10%, 06/15/2018 Δ	1,258
815	1.60%, 08/15/2017	822
	BNP Paribas
1,650	2.38%, 09/14/2017	1,688
2,000	2.70%, 08/20/2018	2,064
	BP Capital Markets plc
1,750	0.88%, 09/26/2018 Δ	1,734
2,250	1.85%, 05/05/2017	2,278
	BPCE S.A.
1,390	2.50%, 12/10/2018	1,423
1,650	2.50%, 07/15/2019	1,688
	Capital One Bank
2,500	2.30%, 06/05/2019	2,521
	Capital One Financial Corp.
1,190	2.45%, 04/24/2019	1,206
	CIGNA Corp.
503	2.75%, 11/15/2016	518
	CIT Group, Inc.
2,500	4.25%, 08/15/2017	2,531
1,250	5.00%, 05/15/2017	1,286
	Citigroup, Inc.
3,600	1.55%, 08/14/2017	3,608
965	2.50%, 07/29/2019	979
3,000	2.55%, 04/08/2019	3,061
	Citizens Bank
3,250	2.45%, 12/04/2019	3,308
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,160
	CNH Capital LLC
1,750	3.88%, 11/01/2015	1,757
	Compass Bank
1,555	2.75%, 09/29/2019	1,580
	Corporacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,538
	Credit Suisse New York
850	1.38%, 05/26/2017	852
2,250	2.30%, 05/28/2019	2,285

3

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 56.5% - (continued)
	Finance and Insurance - 32.0% - (continued)
	Deutsche Bank AG London
$2,000	1.35%, 05/30/2017	$2,003
	DNB Bank ASA
2,000	3.20%, 04/03/2017 ■	2,081
	Fifth Third Bancorp
4,250	2.38%, 04/25/2019	4,329
	Ford Motor Credit Co. LLC
2,000	1.72%, 12/06/2017	1,996
3,500	2.38%, 01/16/2018	3,559
	General Electric Capital Corp.
3,000	2.20%, 01/09/2020	3,057
1,250	2.90%, 01/09/2017	1,301
	Goldman Sachs Group, Inc.
4,000	1.33%, 11/15/2018 Δ	4,037
4,000	2.38%, 01/22/2018	4,078
1,000	2.55%, 10/23/2019	1,014
850	2.60%, 04/23/2020	861
1,279	3.63%, 02/07/2016	1,313
	Harley-Davidson Financial Services, Inc.
840	2.40%, 09/15/2019 ■	860
	Health Care REIT, Inc.
1,010	2.25%, 03/15/2018	1,024
688	3.63%, 03/15/2016	708
	Host Hotels & Resorts L.P.
1,250	6.00%, 11/01/2020	1,327
	HSBC Bank plc
1,775	0.87%, 05/15/2018 ■Δ	1,781
	HSBC USA, Inc.
3,590	1.63%, 01/16/2018	3,606
	Humana, Inc.
690	2.63%, 10/01/2019	705
	Huntington National Bank
1,785	2.20%, 04/01/2019	1,808
	Hyundai Capital America
2,500	2.13%, 10/02/2017 ■	2,518
	ING Bank N.V.
2,395	2.50%, 10/01/2019 ■	2,461
	Intesa Sanpaolo S.p.A.
1,500	3.13%, 01/15/2016	1,524
2,000	3.88%, 01/15/2019	2,112
	JP Morgan Chase & Co.
3,000	1.35%, 02/15/2017	3,009
1,100	1.63%, 05/15/2018	1,099
3,000	1.80%, 01/25/2018	3,007
1,500	2.00%, 08/15/2017	1,520
3,000	2.25%, 01/23/2020	3,008
	Key Bank NA
1,000	1.65%, 02/01/2018	1,004
2,000	2.50%, 12/15/2019	2,056
	Lloyds Bank plc
980	2.30%, 11/27/2018	1,001
820	4.20%, 03/28/2017	870
	Macquarie Group Ltd.
2,500	3.00%, 12/03/2018 ■	2,586
	Manufacturers & Traders Trust Co.
2,500	2.25%, 07/25/2019	2,535
1,045	5.59%, 12/28/2020	1,085
	Marsh & McLennan Cos., Inc.
985	2.35%, 09/10/2019	1,007
770	2.55%, 10/15/2018	796
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,117
	MetLife Global Funding I
1,480	1.50%, 01/10/2018 ■	1,489
	Morgan Stanley
2,000	1.11%, 01/24/2019 Δ	1,994
1,500	2.65%, 01/27/2020	1,523
1,750	5.63%, 09/23/2019	2,003
1,500	6.63%, 04/01/2018	1,714
	Nationwide Building Society
885	2.35%, 01/21/2020 ■	896
	Navient Corp.
750	3.88%, 09/10/2015	755
	Nissan Motor Acceptance Corp.
2,500	2.35%, 03/04/2019 ■	2,556
	PNC Bank NA
3,500	2.25%, 07/02/2019	3,561
	Principal Financial Group, Inc.
365	1.85%, 11/15/2017	367
	Principal Life Global Funding II
1,700	1.13%, 02/24/2017 ■	1,696
	Prudential Financial, Inc.
2,000	1.01%, 08/15/2018 Δ	2,008
1,500	2.35%, 08/15/2019	1,530
	QBE Insurance Group Ltd.
390	2.40%, 05/01/2018 ■	394
	Royal Bank of Canada
1,500	1.50%, 01/16/2018	1,512
	Royal Bank of Scotland Group plc
2,000	1.88%, 03/31/2017	2,016
	Santander Bank NA
850	2.00%, 01/12/2018	854
	Santander Holdings USA, Inc.
715	3.00%, 09/24/2015	722
738	4.63%, 04/19/2016	770
	SBA Tower Trust
1,300	2.24%, 04/15/2043 ■	1,297
1,310	2.93%, 12/15/2017 ■	1,326
	Scentre Group
1,870	2.38%, 11/05/2019 ■	1,897
	Simon Property Group, Inc.
1,965	1.50%, 02/01/2018 ■	1,969
	Skandinaviska Enskilda Banken AB
1,250	1.75%, 03/19/2018 ■	1,260
1,545	2.38%, 11/20/2018 ■	1,578
	Societe Generale
2,395	2.63%, 10/01/2018	2,463
	Standard Chartered plc
3,000	2.40%, 09/08/2019 ■	3,048
	SunTrust Banks, Inc.
1,750	2.50%, 05/01/2019	1,787
	Svenska Handelsbanken AB
2,000	2.25%, 06/17/2019	2,040
	Swedbank AB
1,800	1.75%, 03/12/2018 ■	1,809

4

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 56.5% - (continued)
	Finance and Insurance - 32.0% - (continued)
	Synchrony Financial
$610	2.70%, 02/03/2020 ☼	$614
2,255	3.00%, 08/15/2019	2,313
	TIAA Asset Management Finance LLC
861	2.95%, 11/01/2019 ■	884
	Total System Services, Inc.
2,075	2.38%, 06/01/2018	2,085
	Toyota Motor Credit Corp.
900	1.25%, 10/05/2017	905
1,500	2.00%, 10/24/2018	1,531
2,000	2.13%, 07/18/2019	2,057
	TSMC Global Ltd.
3,450	1.63%, 04/03/2018 ■	3,413
	U.S. Bancorp
2,250	1.65%, 05/15/2017	2,281
	UBS AG Stamford CT
3,250	5.88%, 12/20/2017	3,641
	Union Bank NA
2,000	5.95%, 05/11/2016	2,119
	Ventas Realty L.P.
570	1.25%, 04/17/2017	569
1,750	1.55%, 09/26/2016	1,763
3,000	2.00%, 02/15/2018	3,030
	Voya Financial, Inc.
2,250	2.90%, 02/15/2018	2,319
	Wellpoint, Inc.
4,000	2.25%, 08/15/2019	4,041
1,000	2.38%, 02/15/2017	1,024
	Wells Fargo & Co.
2,035	1.50%, 01/16/2018	2,041
2,000	2.13%, 04/22/2019	2,027
1,875	2.15%, 01/30/2020 ☼	1,887
	Western Union Co.
430	2.38%, 12/10/2015	435
		250,200
	Food Manufacturing - 0.7%
	ConAgra Foods, Inc.
345	1.90%, 01/25/2018	345
	Mondelez International, Inc.
3,000	0.75%, 02/01/2019 Δ	2,962
	Tyson Foods, Inc.
1,195	2.65%, 08/15/2019	1,228
	Wrigley Jr., William Co.
720	1.40%, 10/21/2016 ■	723
		5,258
	Furniture and Related Product Manufacturing - 0.1%
	Newell Rubbermaid, Inc.
355	2.05%, 12/01/2017	358

	Health Care and Social Assistance - 3.5%
	Actavis Funding SCS
490	2.45%, 06/15/2019	490
	Aetna, Inc.
2,135	1.50%, 11/15/2017	2,151
	Bayer Finance LLC
1,300	2.38%, 10/08/2019 ■	1,333
	Becton, Dickinson & Co.
2,250	1.80%, 12/15/2017	2,269
1,650	2.68%, 12/15/2019	1,694
	Cardinal Health, Inc.
370	1.70%, 03/15/2018	372
1,435	2.40%, 11/15/2019	1,461
	Catholic Health Initiatives
195	1.60%, 11/01/2017	195
	CVS Caremark Corp.
1,980	1.20%, 12/05/2016	1,997
2,350	2.25%, 08/12/2019	2,400
	Dignity Health
1,810	2.64%, 11/01/2019	1,853
	Express Scripts Holding Co.
2,115	2.25%, 06/15/2019	2,135
2,000	2.65%, 02/15/2017	2,055
	Laboratory Corp. of America Holdings
1,411	2.20%, 08/23/2017	1,429
590	2.63%, 02/01/2020	597
	Medtronic, Inc.
1,680	2.50%, 03/15/2020 ■	1,728
	Mylan, Inc.
2,500	1.35%, 11/29/2016	2,497
	Perrigo Co., Ltd.
800	1.30%, 11/08/2016	800
		27,456
	Information - 2.3%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,014
	America Movil S.A.B. de C.V.
1,200	2.38%, 09/08/2016	1,223
	British Telecommunications plc
1,785	1.25%, 02/14/2017	1,785
	Columbus International, Inc.
400	7.38%, 03/30/2021 ■	412
	Deutsche Telekom International Finance B.V.
3,000	3.13%, 04/11/2016 ■	3,079
	Oracle Corp.
3,000	2.25%, 10/08/2019	3,085
	Thomson Reuters Corp.
2,500	1.30%, 02/23/2017	2,503
	Verizon Communications, Inc.
2,350	1.35%, 06/09/2017	2,347
2,355	3.65%, 09/14/2018	2,505
	Videotron Ltd.
123	9.13%, 04/15/2018	127
		18,080
	Machinery Manufacturing - 0.3%
	Hutchison Whampoa International Ltd.
2,500	1.63%, 10/31/2017 ■	2,480

	Mining - 1.3%
	Freeport-McMoRan Copper & Gold, Inc.
1,015	2.38%, 03/15/2018	980
	Glencore Funding LLC
3,000	1.40%, 05/27/2016 ■Δ	3,014
891	3.13%, 04/29/2019 ■	897
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,085

5

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 56.5% - (continued)
	Mining - 1.3% - (continued)
	Teck Resources Ltd.
$1,500	2.50%, 02/01/2018	$1,461
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,830
		10,267
	Miscellaneous Manufacturing - 0.2%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,583

	Motor Vehicle and Parts Manufacturing - 2.3%
	Chrysler Group LLC
2,690	8.00%, 06/15/2019	2,828
	Daimler Finance NA LLC
2,000	1.88%, 01/11/2018 ■	2,021
2,500	2.25%, 09/03/2019 ■	2,544
	General Motors Financial Co., Inc.
3,500	2.63%, 07/10/2017	3,531
	General Motors, Inc.
2,500	3.50%, 10/02/2018	2,562
	Johnson Controls, Inc.
1,200	1.40%, 11/02/2017	1,195
	TRW Automotive, Inc.
1,980	7.25%, 03/15/2017 ■	2,168
	Volkswagen Group of America Finance LLC
750	2.45%, 11/20/2019 ■	769
		17,618
	Paper Manufacturing - 0.3%
	Georgia-Pacific LLC
2,650	2.54%, 11/15/2019 ■	2,700

	Petroleum and Coal Products Manufacturing - 1.4%
	Enbridge, Inc.
2,250	0.68%, 06/02/2017 Δ	2,219
	Hess Corp.
1,150	1.30%, 06/15/2017	1,137
	Petrobras Global Finance Co.
1,250	2.00%, 05/20/2016	1,175
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,070
1,000	6.13%, 10/06/2016	989
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	924
	Southwestern Energy Co.
1,250	3.30%, 01/23/2018	1,263
	Total Capital Canada Ltd.
685	1.45%, 01/15/2018	689
	Total Capital International S.A.
1,155	1.55%, 06/28/2017	1,167
	Transocean, Inc.
565	2.50%, 10/15/2017	496
		11,129
	Pipeline Transportation - 0.5%
	Enterprise Products Operating LLC
235	1.25%, 08/13/2015	235
1,195	2.55%, 10/15/2019	1,215
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	808
	Kinder Morgan, Inc.
1,435	3.05%, 12/01/2019	1,448
		3,706
	Plastics and Rubber Products Manufacturing - 0.5%
	Continental Rubber of America Corp.
4,000	4.50%, 09/15/2019 ■	4,150

	Primary Metal Manufacturing - 0.0%
	ArcelorMittal
280	4.25%, 03/01/2016	286

	Real Estate, Rental and Leasing - 2.2%
	Air Lease Corp.
2,705	2.13%, 01/15/2018	2,695
	Enterprise Rent-a-Car Finance Corp.
1,050	1.40%, 04/15/2016 ■	1,055
	ERAC USA Finance Co.
1,870	2.35%, 10/15/2019 ■	1,893
	ERP Operating L.P.
2,580	2.38%, 07/01/2019	2,621
	GATX Corp.
1,145	1.25%, 03/04/2017	1,140
	International Lease Finance Corp.
1,750	6.75%, 09/01/2016 ■	1,868
	Ryder System, Inc.
1,075	2.45%, 09/03/2019	1,087
	United Rentals North America, Inc.
2,095	5.75%, 07/15/2018	2,163
	WEA Finance, LLC / Westfiled UK & Europe Finance plc
2,480	2.70%, 09/17/2019 ■	2,526
		17,048
	Retail Trade - 0.8%
	Amazon.com, Inc.
1,385	1.20%, 11/29/2017	1,382
1,250	2.60%, 12/05/2019	1,283
	Eaton Corp.
2,000	1.50%, 11/02/2017	2,008
	Kroger (The) Co.
1,250	7.00%, 05/01/2018	1,440
		6,113
	Toy Manufacturing - 0.3%
	Mattel, Inc.
2,000	2.35%, 05/06/2019	2,013

	Truck Transportation - 0.4%
	Penske Truck Leasing Co.
1,000	2.50%, 03/15/2016 ■	1,014
2,050	2.50%, 06/15/2019 ■	2,065
45	2.88%, 07/17/2018 ■	46
		3,125
	Utilities - 1.3%
	Ameren Illinois Co.
1,000	9.75%, 11/15/2018	1,291
	American Electric Power Co., Inc.
500	1.65%, 12/15/2017	504

6

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Corporate Bonds - 56.5% - (continued)
	Utilities - 1.3% - (continued)
	Commonwealth Edison Co.
$2,400	6.95%, 07/15/2018	$2,797
	Dominion Resources, Inc.
2,500	1.05%, 11/01/2016	2,505
2,500	2.50%, 12/01/2019	2,563
	Duke Energy Corp.
790	1.63%, 08/15/2017	798
		10,458
	Water Transportation - 0.5%
	A.P. Moeller-Maersk A/S
3,450	2.55%, 09/22/2019 ■‡	3,507

	Wholesale Trade - 0.4%
	Arrow Electronics, Inc.
630	3.00%, 03/01/2018	650
	SABMiller Holdings, Inc.
2,500	0.92%, 08/01/2018 ■Δ	2,508
		3,158
	Total Corporate Bonds
	(Cost $436,022)	$441,753

Municipal Bonds - 0.5%
	General Obligations - 0.3%
	Illinois State GO
$2,200	4.96%, 03/01/2016	$2,287
265	5.88%, 03/01/2019	297
		2,584
	Miscellaneous - 0.0%
	New Jersey State Econ DA Lease Rev
365	2.44%, 02/15/2018 ○	340

	Waste Disposal - 0.2%
	Gloucester County, NJ, Import Auth
1,300	2.50%, 12/01/2029 Δ	1,346

	Total Municipal Bonds
	(Cost $4,206)	$4,270

Senior Floating Rate Interests ♦ - 19.5%
	Accommodation and Food Services - 0.2%
	Four Seasons Holdings, Inc.
$291	3.50%, 06/29/2020	$287
	Hilton Worldwide Holdings, Inc.
1,615	3.50%, 08/07/2020	1,594
		1,881
	Administrative, Support, Waste Management and Remediation Services - 0.6%
	Acosta Holdco, Inc.
1,715	5.00%, 09/26/2021	1,717
	ADS Waste Holdings, Inc.
544	3.75%, 10/09/2019	528
	AECOM Technology Corp.
710	3.75%, 10/15/2021	710
	Filtration Group, Inc.
297	4.50%, 11/20/2020	295
	TransUnion LLC
1,416	4.00%, 04/09/2021	1,395
		4,645
	Agriculture, Forestry, Fishing and Hunting - 0.1%
	U.S. Ecology, Inc.
806	3.75%, 06/17/2021	799

	Air Transportation - 0.6%
	American Airlines, Inc.
1,000	4.25%, 10/10/2021	1,001
	AMR Corp.
1,597	3.75%, 06/27/2019	1,583
	AWAS Finance Luxembourg S.A.
254	3.50%, 06/10/2016	252
	Delta Air Lines, Inc.
1,510	3.25%, 04/20/2017	1,505
284	3.25%, 10/18/2018	281
		4,622
	Apparel Manufacturing - 0.1%
	PVH Corp.
1,188	3.25%, 02/13/2020	1,192

	Arts, Entertainment and Recreation - 1.9%
	Aristocrat Leisure Ltd.
1,360	4.75%, 10/20/2021	1,337
	Cedar Fair L.P.
503	3.25%, 03/06/2020	501
	Formula One Holdings
2,981	4.75%, 07/30/2021	2,881
	MGM Resorts International
1,901	3.50%, 12/20/2019	1,870
	Numericable
440	4.50%, 05/21/2020	437
	Numericable, Term Loan B-2
380	4.50%, 05/21/2020	378
	Penn National Gaming, Inc.
1,079	3.25%, 10/30/2020	1,054
	Scientific Games International, Inc.
1,035	6.00%, 10/01/2021	1,020
	Seminole (The) Tribe of Florida, Inc.
478	3.00%, 04/29/2020	476
	Station Casinos LLC
894	4.25%, 03/02/2020	880
	Tribune Co.
1,955	4.00%, 12/27/2020	1,928
	Univision Communications, Inc., Term Loan C-3
300	4.00%, 03/01/2020	295
	Univision Communications, Inc., Term Loan C-4
1,965	4.00%, 03/01/2020	1,934
		14,991
	Beverage and Tobacco Product Manufacturing - 0.1%
	DE Master Blenders 1753 N.V.
800	3.50%, 07/23/2021	792

	Chemical Manufacturing - 0.6%
	Exopack LLC
446	5.25%, 05/08/2019	445

7

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 19.5% - (continued)
	Chemical Manufacturing - 0.6% - (continued)
	Huntsman International LLC
$2,015	3.75%, 08/12/2021	$1,989
	Ineos US Finance LLC
1,222	3.75%, 05/04/2018	1,189
	Minerals Technologies, Inc.
672	4.00%, 05/07/2021	665
	Solenis International L.P.
574	4.25%, 07/31/2021	555
		4,843
	Computer and Electronic Product Manufacturing - 0.9%
	Avago Technologies Ltd.
1,338	3.75%, 05/06/2021	1,335
	CDW LLC
1,038	3.25%, 04/29/2020	1,014
	Freescale Semiconductor, Inc.
1,838	4.25%, 02/28/2020	1,811
375	5.00%, 01/15/2021	375
	Sensata Technologies B.V.
1,995	3.50%, 10/14/2021	1,998
	Vantiv LLC
814	3.75%, 06/13/2021	806
		7,339
	Educational Services - 0.1%
	Bright Horizons Family Solutions, Inc.
505	3.75%, 01/30/2020	499

	Finance and Insurance - 1.2%
	Asurion LLC
2,018	5.00%, 05/24/2019	2,003
	Chrysler Group LLC
620	3.25%, 12/31/2018	615
2,168	3.50%, 05/24/2017	2,159
	EFS Cogen Holdings I LLC
303	3.75%, 12/17/2020	300
	Hub International Ltd.
1,758	4.25%, 10/02/2020	1,702
	RPI Finance Trust
1,529	3.25%, 11/09/2018	1,528
	Santander Asset Management S.A.
1,059	4.25%, 12/17/2020	1,054
		9,361
	Food Manufacturing - 0.7%
	Burger King Co.
960	4.50%, 12/12/2021	960
	Darling International, Inc.
963	3.25%, 01/06/2021	953
	H.J. Heinz Co.
1,180	3.50%, 06/05/2020	1,177
	JBS USA LLC
1,466	3.75%, 09/18/2020	1,448
	U.S. Foodservice, Inc.
803	4.50%, 03/31/2019	800
		5,338
	Food Services - 0.2%
	ARAMARK Corp.
62	3.67%, 07/26/2016	61
	Pinnacle Foods Group LLC
1,185	3.00%, 04/29/2020	1,159
		1,220
	Furniture and Related Product Manufacturing - 0.1%
	AOT Bedding Super Holdings LLC
1,125	4.25%, 10/01/2019	1,114

	Health Care and Social Assistance - 2.0%
	Alere, Inc.
1,339	4.25%, 06/30/2017	1,337
	Alkermes, Inc.
2,940	3.50%, 09/25/2019	2,910
	American Renal Holdings, Inc.
1,233	4.50%, 08/20/2019	1,214
	AmSurg Corp.
1,085	3.75%, 07/08/2021	1,080
	Community Health Systems, Inc.
470	4.25%, 01/27/2021	470
	DaVita HealthCare Partners, Inc.
1,502	3.50%, 06/24/2021	1,494
	Grifols Worldwide Operations USA, Inc.
993	3.17%, 02/27/2021	980
	HCA, Inc.
993	2.92%, 03/31/2017	992
291	3.01%, 05/01/2018	290
	Immucor, Inc.
1,594	5.00%, 08/19/2018	1,580
	IMS Health, Inc.
1,659	3.50%, 03/17/2021	1,626
	Ortho-Clinical Diagnostics, Inc.
866	4.75%, 06/30/2021	830
	Salix Pharmaceuticals Ltd.
770	4.25%, 01/02/2020	765
	Surgery Center Holdings, Inc.
400	5.25%, 11/03/2020	390
		15,958
	Health Care Providers and Services - 0.1%
	Multiplan, Inc.
539	3.75%, 03/31/2021	525

	Information - 3.2%
	Activision Blizzard, Inc.
1,695	3.25%, 10/12/2020	1,692
	Altice Financing S.A.
275	5.25%, 01/28/2022 ☼	272
	Cabovisao-Televisao Por Cabo S.A.
1,010	5.50%, 07/02/2019	1,008
	Charter Communications Operating LLC
409	3.00%, 07/01/2020	401
995	3.00%, 01/03/2021	978
1,220	4.25%, 09/10/2021	1,225
	Crown Castle International Corp.
594	3.00%, 01/31/2021	584
	CSC Holdings, Inc.
125	2.67%, 04/12/2020	123
	Emdeon, Inc.
1,569	3.75%, 11/02/2018	1,546

8

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 19.5% - (continued)
	Information - 3.2% - (continued)
	First Data Corp.
$515	3.67%, 09/24/2018	$505
	Gray Television, Inc.
459	3.75%, 06/13/2021	452
	Intelsat Jackson Holdings S.A.
2,128	3.75%, 06/28/2019	2,102
	Kronos, Inc.
1,020	4.50%, 10/30/2019	1,016
	La Quinta Intermediate Holdings
889	4.00%, 04/14/2021	880
	Lawson Software, Inc.
789	3.75%, 06/03/2020	770
	Level 3 Communications, Inc.
510	4.00%, 08/01/2019	505
1,229	4.00%, 01/15/2020	1,217
	Level 3 Financing, Inc.
1,255	4.50%, 01/31/2022	1,256
	MISYS plc
1,716	5.00%, 12/12/2018	1,716
	Syniverse Holdings, Inc.
2,051	4.00%, 04/23/2019	1,982
	Telesat Canada
1,600	3.50%, 03/28/2019	1,582
	TransFirsT, Inc.
330	5.50%, 11/12/2021	330
	Virgin Media Finance plc
2,025	3.50%, 06/07/2020	1,991
	Ziggo B.V., Term Loan B-1
305	3.50%, 01/15/2022	297
	Ziggo B.V., Term Loan B-2
197	3.50%, 01/15/2022	191
	Ziggo B.V., Term Loan B-3
323	3.50%, 01/15/2022	315
		24,936
	Media - 0.2%
	Media General, Inc.
1,315	4.25%, 07/31/2020	1,306

	Mining - 0.5%
	BWAY Holding Co.
1,368	5.50%, 08/14/2020	1,370
	Fortescue Metals Group Ltd.
2,987	3.75%, 06/30/2019	2,614
		3,984
	Miscellaneous Manufacturing - 0.5%
	BE Aerospace, Inc.
1,020	4.00%, 12/16/2021	1,020
	DigitalGlobe, Inc.
1,022	3.75%, 01/15/2020	1,017
	Reynolds Group Holdings, Inc.
897	4.00%, 12/01/2018	886
	TransDigm Group, Inc.
746	3.75%, 02/28/2020	734
572	3.75%, 06/04/2021	564
		4,221
	Other Services - 0.6%
	Gardner Denver, Inc.
1,975	4.25%, 07/30/2020	1,843
	Husky Injection Molding Systems Ltd.
254	4.25%, 06/30/2021	249
	Rexnord LLC
2,628	4.00%, 08/21/2020	2,582
		4,674
	Petroleum and Coal Products Manufacturing - 0.9%
	American Energy - Marcellus LLC
820	5.25%, 08/04/2020	673
	Crosby Worldwide Ltd.
2,010	3.75%, 11/23/2020	1,809
	Everest Acquisition LLC
490	3.50%, 05/24/2018	455
	Fieldwood Energy LLC
662	3.88%, 09/28/2018	605
	MEG Energy Corp.
1,715	3.75%, 03/31/2020	1,610
	Pacific Drilling S.A.
281	4.50%, 06/03/2018	215
	Paragon Offshore Finance Co.
1,242	3.75%, 06/19/2021	939
	Seadrill Ltd.
1,221	4.00%, 02/21/2021	964
		7,270
	Plastics and Rubber Products Manufacturing - 0.6%
	Berry Plastics Group, Inc.
3,095	3.50%, 02/08/2020	3,027
	Entegris, Inc.
929	3.50%, 04/30/2021	909
	Goodyear (The) Tire & Rubber Co.
1,000	4.75%, 04/30/2019	1,002
		4,938
	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
2,833	3.75%, 03/10/2017	2,805

	Professional, Scientific and Technical Services - 0.2%
	Advantage Sales & Marketing, Inc.
1,302	4.25%, 07/23/2021	1,286

	Real Estate, Rental and Leasing - 0.2%
	Fly Leasing Ltd.
537	4.50%, 08/09/2019	533
	International Lease Finance Corp.
685	3.50%, 03/06/2021	682
	Realogy Group LLC
167	3.75%, 03/05/2020	164
		1,379
	Retail Trade - 1.5%
	99 Cents Only Stores
430	4.50%, 01/11/2019	425
	Albertson's LLC
2,015	4.50%, 08/25/2021	2,010
	American Builders & Contractors Supply Co., Inc.
232	3.50%, 04/16/2020	226
	Armstrong World Industries, Inc.
1,425	3.50%, 03/15/2020	1,410
	BJ's Wholesale Club, Inc.
1,980	4.50%, 09/26/2019	1,947

9

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Senior Floating Rate Interests ♦ - 19.5% - (continued)
	Retail Trade - 1.5% - (continued)
	Metaldyne Performance Group, Inc.
$978	4.25%, 10/20/2021	$977
	Michaels Stores, Inc.
432	3.75%, 01/28/2020	424
791	4.00%, 01/28/2020	782
	Neiman Marcus (The) Group, Inc.
2,187	4.25%, 10/25/2020	2,118
	Quikrete (The) Companies, Inc.
1,002	4.00%, 09/28/2020	988
	Southwire Co.
804	3.25%, 02/10/2021	778
		12,085
	Truck Transportation - 0.1%
	Swift Transportation Co., Inc.
571	3.75%, 06/09/2021	568

	Utilities - 0.9%
	Calpine Corp.
1,197	4.00%, 10/09/2019	1,183
	Energy Transfer Equity L.P.
2,007	3.25%, 12/02/2019	1,895
	NRG Energy, Inc.
2,343	2.75%, 07/01/2018	2,316
	Sandy Creek Energy Associates L.P.
1,026	5.00%, 11/09/2020	1,002
	Star West Generation LLC
398	4.25%, 03/13/2020	392
		6,788
	Wholesale Trade - 0.2%
	Gates Global LLC
1,516	4.25%, 07/05/2021	1,477

	Total Senior Floating Rate Interests
	(Cost $155,630)	$152,836

U.S. Government Agencies - 6.5%
	FHLMC - 0.6%
$12,450	1.65%, 07/25/2021 ►	$1,101
13,983	2.00%, 08/25/2018 ►	852
2,249	3.50%, 04/01/2027	2,407
		4,360
	FNMA - 5.7%
15,000	1.00%, 09/27/2017 ‡	15,078
14,000	3.00%, 02/15/2030 ☼Ð	14,721
8,627	3.50%, 12/01/2026	9,170
5,600	3.50%, 02/15/2030 ☼Ð	5,945
		44,914
	GNMA - 0.2%
590	5.00%, 08/20/2039	637
478	6.50%, 05/16/2031	540
		1,177
	Total U.S. Government Agencies
	(Cost $49,589)	$50,451

	Total Long-Term Investments
	(Cost $801,328)	$803,173

Short-Term Investments - 0.3%
Repurchase Agreements - 0.3%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $2, collateralized by U.S. Treasury Note 0.88%, 2017, value of $2)
$2	0.04%, 1/31/15	$2
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $82,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $84)
82	0.06%, 1/31/15	82
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $598, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $610)
598	0.05%, 1/31/15	598
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $139, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$142)
139	0.06%, 1/31/15	139
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $398, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $406)
398	0.04%, 1/31/15	398
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $259, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $264)
259	0.05%, 1/31/15	259
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $23, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $23)
23	0.05%, 1/31/15	23
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $95, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38%
	- 3.63%, 2020 - 2024, value of $97)
95	0.06%, 1/31/15	95

10

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.3% - (continued)
Repurchase Agreements - 0.3% - (continued)
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $6, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $6)
$6	0.06%, 1/31/15		$6
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $356, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $363)
356	0.07%, 1/31/15		356
			1,958
	Total Short-Term Investments
	(Cost $1,958)		$1,958

	Total Investments
	(Cost $803,286) ▲	103.0%	$805,131
	Other Assets and Liabilities	(3.0)%	(23,168)
	Total Net Assets	100.0%	$781,963

11

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $803,286 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,040
Unrealized Depreciation	(6,195)
Net Unrealized Appreciation	$1,845

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $170,091, which represents 21.8% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $23,345 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Ð	Represents or includes a TBA transaction.

Cash pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged	Received
Futures contracts	$959	$–
Total	$959	$–

12

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	573	03/31/2015	$125,444	$125,926	$482	$–	$125	$–

Short position contracts:
U.S. Treasury 10-Year Note Future	79	03/20/2015	$9,962	$10,339	$–	$(377)	$–	$(55)
U.S. Treasury 30-Year Bond Future	14	03/20/2015	1,973	2,118	–	(145)	–	(12)
U.S. Treasury 5-Year Note Future	1,152	03/31/2015	137,302	139,788	–	(2,486)	–	(531)
Total					$–	$(3,008)	$–	$(598)
Total futures contracts					$482	$(3,008)	$125	$(598)

* The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Bond Abbreviations:
DA	Development Authority
GO	General Obligation
Rev	Revenue

Other Abbreviations:
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	17.4%
Aa/ AA	8.1
A	21.7
Baa/ BBB	32.6
Ba/ BB	13.7
B	8.6
Caa/ CCC or Lower	0.0
Not Rated	0.6
Short-Term Instruments	0.3
Other Assets and Liabilities	(3.0)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

13

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$153,863	$–	$139,602	$14,261
Corporate Bonds	441,753	–	441,753	–
Municipal Bonds	4,270	–	4,270	–
Senior Floating Rate Interests	152,836	–	152,836	–
U.S. Government Agencies	50,451	–	50,451	–
Short-Term Investments	1,958	–	1,958	–
Total	$805,131	$–	$790,870	$14,261
Futures *	$482	$482	$–	$–
Total	$482	$482	$–	$–
Liabilities:
Futures *	$3,008	$3,008	$–	$–
Total	$3,008	$3,008	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$14,716	$—	$14	*	$(50)	$515	$(934)	$—	$—	$14,261
Total	$14,716	$—	$14		$(50)	$515	$(934)	$—	$—	$14,261

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $14.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

14

The Hartford Small Company Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.1%
	Automobiles and Components - 0.6%
20	Dana Holding Corp.	$423
106	Gentherm, Inc. ●	3,900
4	Standard Motor Products, Inc.	164
13	Tenneco Automotive, Inc. ●	650
—	Tesla Motors, Inc. ●	66
		5,203
	Banks - 1.5%
4	Bank of Marin Bancorp	184
22	Blue Hills Bancorp, Inc. ●	290
23	Clifton Bancorp, Inc.	302
38	EverBank Financial Corp.	655
21	First Merchants Corp.	464
21	Flushing Financial Corp.	389
11	Great Western Bancorp, Inc. ●	223
13	Heritage Financial Corp.	200
39	MGIC Investment Corp. ●	329
229	PacWest Bancorp	9,777
7	Sandy Spring Bancorp, Inc.	181
12	Trico Bancshares	272
13	Wintrust Financial Corp.	584
2	WSFS Financial Corp.	178
		14,028
	Capital Goods - 12.7%
8	A.O. Smith Corp.	453
17	AAON, Inc.	370
12	Aceto Corp.	241
75	Acuity Brands, Inc.	11,189
200	AECOM ●	5,095
3	Alamo Group, Inc.	117
349	Altra Industrial Motion Corp.	8,928
207	Applied Industrial Technologies, Inc.	8,361
136	Astronics Corp. ●	7,590
2	Astronics Corp. Class B	130
9	AZZ, Inc.	382
10	CAI International, Inc. ●	207
2	Carlisle Cos., Inc.	188
8	Chart Industries, Inc. ●	242
4	Crane Co.	225
339	DigitalGlobe, Inc. ●	9,120
6	EMCOR Group, Inc.	222
3	Esterline Technologies Corp. ●	388
217	Generac Holdings, Inc. ●	9,510
10	H & E Equipment Services, Inc.	183
400	HD Supply Holdings, Inc. ●	11,536
9	Heico Corp.	519
12	Insteel Industries, Inc.	237
6	Lennox International, Inc.	632
9	Luxfer Holdings plc	121
6	Lydall, Inc. ●	169
187	Masonite International Corp. ●	11,749
82	Moog, Inc. Class A ●	5,744
11	NN, Inc.	244
223	Orbital Sciences Corp. ●	6,264
5	Polypore International, Inc. ●	226
59	Teledyne Technologies, Inc. ●	5,576
6	Textainer Group Holdings Ltd.	200
23	Titan International, Inc.	204
7	Toro Co.	471
120	Watts Water Technologies, Inc.	7,052
		114,085
	Commercial and Professional Services - 2.8%
10	Deluxe Corp.	648
7	Exponent, Inc.	579
10	Gategroup Holding AG	285
14	GP Strategies Corp. ●	472
19	Heritage Crystal Clean, Inc. ●	248
14	On Assignment, Inc. ●	505
342	Trinet Group, Inc. ●	11,341
213	TrueBlue, Inc. ●	4,702
112	Wageworks, Inc. ●	6,166
		24,946
	Consumer Durables and Apparel - 3.1%
11	Arctic Cat, Inc.	376
27	Crocs, Inc. ●	288
38	GoPro, Inc. ●	1,876
8	iRobot Corp. ●	250
287	Kate Spade & Co. ●	9,041
9	M/I Schottenstein Homes, Inc. ●	190
25	New Home (The) Co., Inc. ●	347
8	Oxford Industries, Inc.	466
1,628	Samsonite International S.A.	4,941
71	Skechers USA, Inc. Class A ●	4,291
18	Steven Madden Ltd. ●	601
15	Taylor Morrison Home Corp. ●	265
200	Vince Holding Corp. ●	4,682
		27,614
	Consumer Services - 3.9%
32	Bloomin' Brands, Inc. ●	798
8	Brinker International, Inc.	462
20	Buffalo Wild Wings, Inc. ●	3,561
28	Del Frisco's Restaurant Group, Inc. ●	546
492	Diamond Resorts International, Inc. ●	13,952
22	Ignite Restaurant Group, Inc. ●	148
8	Marriott Vacations Worldwide Corp.	599
61	Panera Bread Co. Class A ●	10,552
53	Red Robin Gourmet Burgers, Inc. ●	4,090
		34,708
	Diversified Financials - 3.6%
7	Alaris Royalty Corp.	176
7	Evercore Partners, Inc.	341
88	Financial Engines, Inc.	3,143
306	HFF, Inc.	10,388
3	Marcus & Millichap, Inc. ●	115
509	Platform Specialty Products Corp. ●	10,681
1	PRA Group, Inc. ●	34
20	Regional Management Corp. ●	290
300	Wisdomtree Investment, Inc.	5,227
215	WL Ross Holding Corp. ●	2,216
		32,611
	Energy - 1.9%
46	Abraxas Petroleum Corp. ●	136
13	C&J Energy Services, Inc. ●	133
110	Diamondback Energy, Inc. ●	7,590
11	Forum Energy Technologies, Inc. ●	166
15	Jones Energy, Inc. ●	155
102	Karoon Gas Australia Ltd. ●	165
9	PBF Energy, Inc.	256
9	Rosetta Resources, Inc. ●	161
293	RSP Permian, Inc. ●	7,865
57	Superior Drilling Products I ●	199

1

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.1% - (continued)
	Energy - 1.9% - (continued)
14	Synergy Resources Corp. ●	$171
		16,997
	Food and Staples Retailing - 0.2%
11	Casey's General Stores, Inc.	968
6	Diplomat Pharmacy, Inc. ●	136
17	Natural Grocers by Vitamin Cottage, Inc. ●	531
6	PriceSmart, Inc.	468
		2,103
	Food, Beverage and Tobacco - 0.6%
10	Darling Ingredients, Inc. ●	163
11	Freshpet, Inc. ●	170
7	Post Holdings, Inc. ●	335
431	Sunopta, Inc. ●	4,509
8	TreeHouse Foods, Inc. ●	759
		5,936
	Health Care Equipment and Services - 9.3%
174	Acadia Healthcare Co., Inc. ●	10,027
6	Anika Therapeutics, Inc. ●	227
1	Atrion Corp.	409
20	CareTrust REIT, Inc.	269
11	Corvel Corp. ●	357
7	Cyberonics, Inc. ●	414
256	Dexcom, Inc. ●	15,298
294	Endologix, Inc. ●	4,099
5	Ensign Group, Inc.	224
300	Envision Healthcare Holdings ●	10,307
184	Examworks Group, Inc. ●	6,812
37	Globus Medical, Inc. ●	874
20	HealthSouth Corp.	861
116	Heartware International, Inc. ●	9,656
6	ICU Medical, Inc. ●	517
252	Insulet Corp. ●	7,392
3	MEDNAX, Inc. ●	202
5	Natus Medical, Inc. ●	182
14	Omnicell, Inc. ●	454
13	Team Health Holdings ●	664
14	U.S. Physical Therapy, Inc.	541
21	Vascular Solutions, Inc. ●	579
440	Veeva Systems, Inc. ●	12,657
7	Wellcare Health Plans, Inc. ●	478
		83,500
	Household and Personal Products - 0.1%
17	Prestige Brands Holdings, Inc. ●	591

	Insurance - 0.8%
13	Amerisafe, Inc.	522
254	Assured Guaranty Ltd.	6,204
22	James River Group Holdings Ltd. ●	460
3	Phoenix Cos., Inc. ●	166
		7,352
	Materials - 3.3%
14	Advanced Emissions Solutions, Inc. ●	151
8	Cabot Corp.	343
866	Graphic Packaging Holding Co. ●	12,540
2	Haynes International, Inc.	76
802	Headwaters, Inc. ●	11,288
107	KapStone Paper & Packaging Corp.	3,184
14	Myers Industries, Inc.	237
18	New Gold, Inc. ●	79
43	Omnova Solutions, Inc. ●	292
21	Orion Engineered Carbons S. A.	346
5	Philbro Animal Health Corp.-A	148
18	PolyOne Corp.	631
9	Silgan Holdings, Inc.	460
		29,775
	Media - 2.2%
384	Imax Corp. ●	12,815
115	Shutterstock, Inc. ●	6,471
86	Speed Commerce, Inc. ●	205
		19,491
	Pharmaceuticals, Biotechnology and Life Sciences - 11.0%
247	Achillion Pharmaceuticals, Inc. ●	3,662
15	Acorda Therapeutics, Inc. ●	618
134	Aerie Pharmaceuticals, Inc. ●	3,756
58	Agios Pharmaceuticals, Inc. ●	6,677
13	Albany Molecular Research, Inc. ●	208
12	Alkermes plc ●	871
68	Alnylam Pharmaceuticals, Inc. ●	6,350
203	Anacor Pharmaceuticals, Inc. ●	7,646
55	Arena Pharmaceuticals, Inc. ●	235
1	Avalanche Biotechnologies, Inc. ●	28
—	Bellicum Pharmaceuticals, Inc. ●	5
491	BioCryst Pharmaceuticals, Inc. ●	5,001
24	Bruker Corp. ●	451
23	Cara Therapeutics, Inc. ●	246
74	Cepheid, Inc. ●	4,186
11	Dicerna Pharmaceuticals, Inc. ●	235
13	Five Prime Therapeutics, Inc. ●	330
13	Glycomimetics, Inc. ●	97
12	Hyperion Therapeutics, Inc. ●	300
120	Intersect ENT, Inc. ●	2,534
270	Ironwood Pharmaceuticals, Inc. ●	4,211
82	Isis Pharmaceuticals, Inc. ●	5,616
17	Medicines Co. ●	500
475	Novavax, Inc. ●	3,709
94	Otonomy, Inc. ●	2,737
11	PAREXEL International Corp. ●	685
236	Portola Pharmaceuticals, Inc. ●	6,707
137	PTC Therapeutics, Inc. ●	7,527
2	Puma Biotechnology, Inc. ●	431
181	Regulus Therapeutics, Inc. ●	3,460
108	Relypsa, Inc. ●	3,792
29	Synageva BioPharma Corp. ●	3,351
204	Tesaro, Inc. ●	8,227
88	Tetraphase Pharmaceuticals, Inc. ●	3,194
33	Trevana, Inc. ●	181
6	Ultragenyx Pharmaceutical, Inc. ●	346
51	Xenoport, Inc. ●	423
6	Zafgen, Inc. ●	230
		98,763
	Real Estate - 4.2%
9	Altisource Residential Corp.	157
26	Arbor Realty Trust	181
17	Armada Hoffler Properties, Inc.	178
10	Coresite Realty Corp. REIT	453
1	InfraREIT, Inc. ●	32
367	Kennedy-Wilson Holdings, Inc.	9,752
14	Medical Properties Trust, Inc. REIT	221
521	Paramount Group, Inc. ●	10,091
147	Pebblebrook Hotel Trust REIT	6,836

2

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.1% - (continued)
	Real Estate - 4.2% - (continued)
15	Ramco-Gershenson Properties Trust REIT	$301
8	Stag Industrial, Inc. REIT	220
14	Summit Hotel Properties, Inc. REIT	185
33	Sunstone Hotel Investors, Inc. REIT	562
86	Zillow, Inc. ●	8,379
		37,548
	Retailing - 3.9%
3,137	Allstar Co. ⌂●†	2,899
10	Core-Mark Holding Co., Inc.	669
162	CST Brands, Inc.	6,992
15	DSW, Inc.	523
13	Five Below, Inc. ●	431
56	HSN, Inc.	4,330
69	Lumber Liquidators Holdings, Inc. ●	4,372
38	Pier 1 Imports, Inc.	635
11	Shoe Carnival, Inc.	265
66	Tory Burch LLC ⌂●†	3,877
265	Tuesday Morning Corp. ●	4,685
13	Wayfair, Inc. ●	256
273	Zulily, Inc. ●	5,047
		34,981
	Semiconductors and Semiconductor Equipment - 3.8%
48	Ambarella, Inc. ●	2,646
21	Exar Corp. ●	185
194	Freescale Semiconductor Holdings Ltd. ●	6,234
12	Inphi Corp. ●	228
11	Integrated Silicon Solution, Inc.	171
14	Nanometrics, Inc. ●	216
138	Power Integrations, Inc.	7,108
8	Qorvo, Inc. ●	568
22	Rambus, Inc. ●	246
173	SunEdison Semiconductor Ltd. ●	3,388
407	SunEdison, Inc. ●	7,632
209	SunPower Corp. ●	5,045
8	Ultratech Stepper, Inc. ●	120
		33,787
	Software and Services - 16.9%
11	Aspen Technology, Inc. ●	388
17	Bankrate, Inc. ●	211
6	CACI International, Inc. Class A ●	469
7	Carbonite, Inc. ●	111
9	Cass Information Systems, Inc.	406
3	comScore, Inc. ●	145
277	Constant Contact, Inc. ●	10,460
4	Control4 Corp. ●	53
49	CoStar Group, Inc. ●	9,027
9	CSG Systems International, Inc.	218
5	Cvent, Inc. ●	114
127	DealerTrack Technologies, Inc. ●	5,115
111	Demandware, Inc. ●	5,950
3	Digimarc Corp.	92
19	Ellie Mae, Inc. ●	859
107	Envestnet, Inc. ●	5,504
11	ePlus, Inc. ●	747
23	Everyday Health, Inc. ●	325
27	Exlservice Holdings, Inc. ●	801
10	Fair Isaac, Inc.	702
48	Five9, Inc. ●	188
189	Fleetmatics Group Ltd. ●	6,696
46	Global Cash Access, Inc. ●	302
113	Heartland Payment Systems, Inc.	5,637
137	Hubspot, Inc. ●	4,603
15	j2 Global, Inc.	836
23	Kofax Ltd. ●	156
17	Manhattan Associates, Inc. ●	766
56	Marchex, Inc.	212
305	Marketo, Inc. ●	10,492
213	Markit Ltd. ●	5,589
130	MAXIMUS, Inc.	7,231
32	Model N, Inc. ●	345
10	Netscout Systems, Inc. ●	374
—	New Relic, Inc. ●	3
9	Nuance Communications, Inc. ●	124
13	Perficient, Inc. ●	230
19	PTC, Inc. ●	629
12	Q2 Holdings, Inc. ●	209
10	Qualys, Inc. ●	387
11	Sapiens International Corp. N.V. ●	68
9	SeaChange International, Inc. ●	67
10	Solera Holdings, Inc.	498
25	Tangoe, Inc. ●	291
6	Textura Corp. ●	151
427	TrueCar, Inc. ●	7,507
113	Tyler Corp. ●	12,015
147	Verint Systems, Inc. ●	7,851
257	Virtusa Corp. ●	9,618
10	WebMD Health Corp. ●	395
74	WEX, Inc. ●	6,821
450	WNS Holdings Ltd. ADR ●	10,129
124	Yelp, Inc. ●	6,530
18	Zendesk, Inc. ●	443
64	Zix Corp. ●	227
658	Zuora, Inc. ⌂●†	2,251
		151,568
	Technology Hardware and Equipment - 4.3%
106	Arista Networks, Inc. ●	6,660
18	Aruba Networks, Inc. ●	290
10	CalAmp Corp. ●	179
20	Calix, Inc. ●	195
15	CDW Corp. of Delaware	501
15	Ciena Corp. ●	276
175	Cognex Corp. ●	6,414
6	FEI Co.	473
28	Mitel Networks Corp. ●	246
364	Mobileye N.V. ●	14,339
217	Nimble Storage, Inc. ●	4,871
115	ParkerVision, Inc. ●	118
11	Radware Ltd. ●	218
17	Sonus Networks, Inc. ●	318
126	Ubiquiti Networks, Inc.	3,318
		38,416
	Telecommunication Services - 0.3%
59	Mellanox Technologies Ltd. ●	2,584
6	Shenandoah Telecommunications Co.	171
		2,755
	Transportation - 4.0%
25	Celadon Group, Inc.	588
161	Landstar System, Inc.	10,316
13	Marten Transport Ltd.	258
132	Old Dominion Freight Line, Inc. ●	9,230

3

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.1% - (continued)
	Transportation - 4.0% - (continued)
4	Park-Ohio Holdings Corp.	$188
56	Spirit Airlines, Inc. ●	4,169
447	Swift Transportation Co. ●	10,994
668	Telogis, Inc. ⌂●†	307
		36,050
	Utilities - 0.1%
3	ALLETE, Inc.	162
7	Pattern Energy Group, Inc.	197
17	Spark Energy, Inc.	264
		623
	Total Common Stocks
	( Cost $773,417)	$853,431

Preferred Stocks - 1.9%
	Consumer Durables and Apparel - 0.4%
106	Cloudera, Inc. ⌂●†	$3,152
2	William Lyon Homes, Inc. ●β	246
		3,398
	Pharmaceuticals, Biotechnology and Life Sciences - 0.0%
93	Sancilio & Co., Inc. ⌂●†	316

	Software and Services - 0.8%
870	Apigee Corp. ⌂●†	2,802
129	Nutanix, Inc. ⌂●†	2,023
98	Veracode, Inc. ⌂●†	2,125
		6,950
	Technology Hardware and Equipment - 0.2%
123	Pure Storage, Inc. ⌂●†	1,811

	Telecommunication Services - 0.1%
83	DocuSign, Inc. ⌂●†	1,325
		1,325
	Transportation - 0.4%
909	Telogis, Inc. ⌂●†	3,646

	Total Preferred Stocks
	(Cost $13,236)	$17,446

Exchange Traded Funds - 0.2%
	Other Investment Pools and Funds - 0.2%
15	iShares Russell 2000 Growth ETF	$2,027

	Total Exchange Traded Funds
	(Cost $2,034)	$2,027

	Total Long-Term Investments
	(Cost $788,687)	$872,904

Short-Term Investments - 1.4%
Repurchase Agreements - 1.4%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $12, collateralized by U.S. Treasury Note 0.88%, 2017, value of $12)
$12	0.04%, 1/31/15	$12

Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $527, collateralized by FHLMC 3.50%
- 4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
2025 - 2045, value of $537)

527	0.06%, 1/31/15	527

Bank of Montreal  TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$3,823, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
value of $3,899)

3,823	0.05%, 1/31/15	3,823

Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $890,
collateralized by FHLMC 2.00% - 5.50%, 2022 -
2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
2024, value of $908)

890	0.06%, 1/31/15	890
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,547, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $2,598)
2,547	0.04%, 1/31/15	2,547
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,656, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $1,689)
1,656	0.05%, 1/31/15	1,656

Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $145, collateralized by FHLMC 2.50%
- 6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
value of $148)

145	0.05%, 1/31/15	145

Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $609, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
3.63%, 2020 - 2024, value of $621)

609	0.06%, 1/31/15	609
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $37, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $38)
37	0.06%, 1/31/15	37

4

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 1.4% - (continued)
Repurchase Agreements - 1.4% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,272, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,318)
$2,272	0.07%, 1/31/15		$2,272
			12,518
	Total Short-Term Investments
	(Cost $12,518)		$12,518

	Total Investments
	(Cost $801,205) ▲	98.6%	$885,422
	Other Assets and Liabilities	1.4%	12,180
	Total Net Assets	100.0%	$897,602

5

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $803,860 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$119,743
Unrealized Depreciation	(38,181)
Net Unrealized Appreciation	$81,562

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $26,534, which represents 3.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	3,137	Allstar Co.	$1,364
04/2014	870	Apigee Corp. Preferred	2,532
02/2014	106	Cloudera, Inc. Preferred	1,545
02/2014	83	DocuSign, Inc. Preferred	1,094
08/2014	129	Nutanix, Inc. Preferred	1,730
04/2014	123	Pure Storage, Inc. Preferred	1,934
05/2014	93	Sancilio & Co., Inc. Preferred	351
09/2013	909	Telogis, Inc. Preferred	2,002
09/2013	668	Telogis, Inc.	1,323
11/2013	66	Tory Burch LLC	5,138
08/2014	98	Veracode, Inc. Preferred	1,810
01/2015	658	Zuora, Inc.	2,501

At January 31, 2015, the aggregate value of these securities was $26,534, which represents 3.0% of total net assets.

β	Convertible security.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CAD	Buy	02/03/2015	MSC	$13	$13	$–	$–
CAD	Sell	02/02/2015	RBC	8	8	–	–
CHF	Sell	02/02/2015	BNP	25	25	–	–
Total						$–	$–

6

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.

Currency Abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.1%
Consumer Staples	0.9
Energy	1.9
Financials	10.3
Health Care	20.3
Industrials	19.9
Information Technology	26.3
Materials	3.3
Services	0.1
Utilities	0.1
Total	97.2%
Short-Term Investments	1.4
Other Assets and Liabilities	1.4
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

7

The Hartford Small Company Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$853,431	$838,706	$5,391	$9,334
Exchange Traded Funds	2,027	2,027	–	–
Preferred Stocks	17,446	246	–	17,200
Short-Term Investments	12,518	–	12,518	–
Total	$885,422	$840,979	$17,909	$26,534
Liabilities:
Foreign Currency Contracts *	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Common Stocks	$32,843	$—	$(667	)†	$—	$2,501	$—	$—	$(25,343)	$9,334
Preferred Stocks	15,985	—	1,215	‡	—	—	—	—	—	17,200
Total	$48,828	$—	$548		$—	$2,501	$—	$—	$(25,343)	$26,534

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(667).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $1,215.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

8

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.5%
	Automobiles and Components - 0.8%
5	Cooper Tire & Rubber Co.	$173
3	Lear Corp.	271
2	Strattec Strategy	107
		551
	Banks - 3.2%
5	Banco Latinoamericano de Comercio Exterior S.A. ADR	125
40	Fifth Third Bancorp	694
7	Hanmi Financial Corp.	137
12	Home Loan Servicing Solutions Ltd.	150
46	Huntington Bancshares, Inc.	458
10	MainSource Financial Group, Inc.	191
9	Oriental Financial Group, Inc.	148
44	Regions Financial Corp.	379
		2,282
	Capital Goods - 8.1%
7	AAON, Inc.	155
6	AGCO Corp.	277
4	American Railcar Industries, Inc.	196
5	American Woodmark Corp. ●	210
5	Argan, Inc.	164
6	Brady Corp. Class A	144
7	Douglas Dynamics, Inc.	133
5	Engility Holdings, Inc. ●	189
13	Enphase Energy, Inc. ●	165
2	Huntington Ingalls Industries, Inc.	268
3	Hyster-Yale Materials Handling, Inc.	175
4	Lindsay Corp.	306
20	Meritor, Inc. ●	254
2	Moog, Inc. Class A ●	155
1	Proto Laboratories, Inc. ●	75
4	Quanta Services, Inc. ●	98
4	Regal-Beloit Corp.	303
6	Spirit Aerosystems Holdings, Inc. ●	282
11	Taser International, Inc. ●	294
1	Teledyne Technologies, Inc. ●	133
3	Timken Co.	129
4	Toro Co.	268
8	Trex Co., Inc. ●	357
7	Trinity Industries, Inc.	180
3	United Rentals, Inc. ●	240
1	Valmont Industries, Inc.	68
4	Wabco Holdings, Inc. ●	333
5	Woodward, Inc.	217
		5,768
	Commercial and Professional Services - 4.1%
6	Barrett Business Services, Inc.	174
8	Brink's Co.	182
5	Deluxe Corp.	338
4	Dun & Bradstreet Corp.	403
5	Korn/Ferry International ●	137
13	Pitney Bowes, Inc.	314
7	Quad Graphics, Inc.	144
6	Quintiles Transnational Holdings ●	372
18	R.R. Donnelley & Sons Co.	293
3	Robert Half International, Inc.	145
9	RPX Corp. ●	107
2	UniFirst Corp.	279
		2,888
	Consumer Durables and Apparel - 3.8%
6	CSS Industries, Inc.	164
3	Fossil Group, Inc. ●	244
6	Helen of Troy Ltd. ●	419
13	Nautilus Group, Inc. ●	187
1	NVR, Inc. ●	727
2	Polaris Industries, Inc.	258
70	Quiksilver, Inc. ●	131
4	Skechers USA, Inc. Class A ●	259
4	Steven Madden Ltd. ●	148
5	Vince Holding Corp. ●	126
		2,663
	Consumer Services - 4.1%
5	American Public Education, Inc. ●	158
11	Bridgepoint Education, Inc. ●	111
8	Brinker International, Inc.	479
1	Buffalo Wild Wings, Inc. ●	205
2	Capella Education Co.	170
3	Choice Hotels International, Inc.	193
3	DeVry Education Group, Inc.	114
6	Domino's Pizza, Inc.	576
14	International Speedway Corp. Class A	399
3	Marriott Vacations Worldwide Corp.	191
3	Outerwall, Inc. ●	174
2	Strayer Education, Inc. ●	161
		2,931
	Diversified Financials - 2.5%
30	Apollo Investment Corp.	211
12	EZCORP, Inc. ●	125
10	Janus Capital Group, Inc.	173
5	Marcus & Millichap, Inc. ●	161
6	Nelnet, Inc.	245
25	New Mountain Finance Corp.	365
9	Solar Capital Ltd.	161
5	Springleaf Holdings, Inc. ●	152
3	World Acceptance Corp. ●	213
		1,806
	Energy - 3.1%
11	Alon USA Energy, Inc.	138
13	Bill Barrett Corp. ●	127
4	CVR Energy, Inc.	156
5	Geospace Technologies Corp. ●	112
1	Helmerich & Payne, Inc.	83
4	Matrix Service Co. ●	81
4	Newfield Exploration Co. ●	122
2	Oil States International, Inc. ●	64
10	Pacific Ethanol, Inc. ●	85
1	REX American Resources Corp. ●	78
3	Unit Corp. ●	77
31	Vaalco Energy, Inc. ●	173
11	Valero Energy Corp.	599
6	Western Refining, Inc.	212
10	WPX Energy, Inc. ●	111
		2,218
	Food and Staples Retailing - 0.5%
3	Andersons (The), Inc.	117
38	Rite Aid Corp. ●	262
		379
	Food, Beverage and Tobacco - 1.1%
1	Ingredion, Inc.	81
1	Keurig Green Mountain, Inc.	98

1

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.5% - (continued)
	Food, Beverage and Tobacco - 1.1% - (continued)
18	Pilgrim's Pride Corp.	$475
3	Universal Corp.	108
		762
	Health Care Equipment and Services - 4.2%
4	Aetna, Inc.	331
5	Anika Therapeutics, Inc. ●	204
4	Centene Corp. ●	404
3	Computer Programs & Systems, Inc.	143
4	Ensign Group, Inc.	174
5	Health Net, Inc. ●	287
3	ICU Medical, Inc. ●	234
3	Magellan Health, Inc. ●	156
4	Orthofix International N.V. ●	134
21	Quality Systems, Inc.	334
6	SurModics, Inc. ●	133
6	Triple-S Management Corp., Class B ●	153
5	VCA, Inc. ●	281
		2,968
	Household and Personal Products - 0.4%
3	Herbalife Ltd.	98
2	Usana Health Sciences, Inc. ●	196
		294
	Insurance - 5.5%
3	AmTrust Financial Services, Inc.	172
5	Argo Group International Holdings Ltd.	262
7	Assurant, Inc.	438
3	Axis Capital Holdings Ltd.	151
6	Endurance Specialty Holdings Ltd.	342
3	Everest Re Group Ltd.	504
4	FBL Financial Group Class A	224
5	Federated National Holding Co.	131
11	Greenlight Capital Re Ltd. Class A ●	342
18	MBIA, Inc. ●	146
7	Montpelier Re Holdings Ltd.	260
2	Phoenix Cos., Inc. ●	143
19	Symetra Financial Corp.	390
9	United Insurance Holdings Corp.	225
4	Validus Holdings Ltd.	147
		3,877
	Materials - 6.7%
8	Albemarle Corp.	400
5	Ashland, Inc.	604
6	Boise Cascade Co. ●	243
8	Century Aluminum Co. ●	179
5	Clearwater Paper Corp. ●	366
5	Commercial Metals Co.	61
8	Domtar Corp.	299
3	Eagle Materials, Inc.	196
26	Gold Resource Corp.	90
11	Graphic Packaging Holding Co. ●	165
9	Huntsman Corp.	202
21	Kronos Worldwide, Inc.	236
6	PolyOne Corp.	203
4	Reliance Steel & Aluminum	183
18	Resolute Forest Products ●	297
8	Sonoco Products Co.	367
3	Steel Dynamics, Inc.	56
3	Stepan Co.	107
16	Stillwater Mining Co. ●	216
6	United States Steel Corp.	153
4	US Silica Holdings, Inc.	111
		4,734
	Media - 0.3%
12	Global Sources Ltd. ●	72
4	Scholastic Corp.	151
		223
	Pharmaceuticals, Biotechnology and Life Sciences - 8.0%
14	Achillion Pharmaceuticals, Inc. ●	209
19	Affymetrix, Inc. ●	210
9	Anacor Pharmaceuticals, Inc. ●	350
3	Bio-Rad Laboratories, Inc. Class A ●	355
4	BioSpecifics Technologies Corp. ●	150
4	Bruker Corp. ●	73
7	Cambrex Corp. ●	157
2	Charles River Laboratories International, Inc. ●	112
14	DepoMed, Inc. ●	252
6	Hyperion Therapeutics, Inc. ●	142
9	Impax Laboratories, Inc. ●	345
11	Infinity Pharmaceuticals, Inc. ●	173
4	Lannet, Inc. ●	180
2	Ligand Pharmaceuticals, Inc. Class B ●	125
21	Merrimack Pharmaceuticals, Inc. ●	195
2	Myriad Genetics, Inc. ●	80
15	Nektar Therapeutics ●	225
12	Omeros Corp. ●	258
7	Ophthotech Corp. ●	375
5	PAREXEL International Corp. ●	299
61	PDL Biopharma, Inc.	444
1	Puma Biotechnology, Inc. ●	148
6	Sagent Pharmaceuticals, Inc. ●	155
13	Sciclone Pharmaceuticals, Inc. ●	97
4	United Therapeutics Corp. ●	593
		5,702
	Real Estate - 12.0%
8	AG Mortgage Investment Trust, Inc. REIT	145
17	American Capital Mortgage Investment Corp. REIT	308
24	Brandywine Realty Trust REIT	399
26	Capstead Mortgage Corp. REIT	315
7	CBL & Associates Properties, Inc. REIT	151
33	Chambers Street Properties	277
7	Equity Commonwealth	195
10	Equity Lifestyle Properties, Inc. REIT	525
12	Franklin Street Properties Corp. REIT	148
11	Government Properties Income Trust REIT	260
8	Hatteras Financial Corp. REIT	140
10	Hospitality Properties Trust REIT	323
3	Jones Lang LaSalle, Inc.	456
30	Mack-Cali Realty Corp. REIT	579
18	MFA Mortgage Investments, Inc. REIT	140
15	New Residential Investment Corp.	186
13	NorthStar Realty Finance Corp.	248
11	Pennsylvania REIT	266
7	PennyMac Mortgage Investment Trust REIT	153
47	Piedmont Office Realty Trust, Inc.	916
9	Ramco-Gershenson Properties Trust REIT	180
50	Resource Capital Corp. REIT	243
51	Retail Properties of America, Inc.	906
5	Sabra Healthcare REIT, Inc.	160
11	Select Income REIT	283
12	St. Joe Co. ●	193

2

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.5% - (continued)
	Real Estate - 12.0% - (continued)
26	Two Harbors Investment Corp. REIT	$270
10	Western Asset Mortgage Capital Corp. REIT	128
		8,493
	Retailing - 6.9%
7	ANN, Inc. ●	223
7	Big Lots, Inc.	321
6	Buckle (The), Inc.	300
5	Burlington Stores, Inc. ●	259
5	Cato Corp.	216
8	Chico's FAS, Inc.	130
4	Dillard's, Inc.	500
6	Finish Line (The), Inc.	137
6	Foot Locker, Inc.	341
15	Francescas Holding Corp. ●	241
19	Nutrisystem, Inc.	344
14	Overstock.com, Inc. ●	320
8	Select Comfort Corp. ●	236
3	Ulta Salon, Cosmetics & Fragrances, Inc. ●	383
7	Urban Outfitters, Inc. ●	247
7	Williams-Sonoma, Inc.	509
5	Zumiez, Inc. ●	195
		4,902
	Semiconductors and Semiconductor Equipment - 2.3%
3	Ambarella, Inc. ●	182
27	Amkor Technology, Inc. ●	171
10	Integrated Device Technology, Inc. ●	187
11	Kulicke & Soffa Industries, Inc. ●	164
13	Rambus, Inc. ●	146
8	Skyworks Solutions, Inc.	623
2	Synaptics, Inc. ●	146
		1,619
	Software and Services - 8.8%
10	Aspen Technology, Inc. ●	347
17	AVG Technologies N.V. ●	332
4	Booz Allen Hamilton Holding Corp.	114
18	CA, Inc.	535
12	Carbonite, Inc. ●	174
2	Constant Contact, Inc. ●	87
15	Convergys Corp.	278
5	CSG Systems International, Inc.	120
6	CyrusOne, Inc.	157
2	DST Systems, Inc.	232
4	EPAM Systems, Inc. ●	215
2	ePlus, Inc. ●	145
13	Global Cash Access, Inc. ●	88
10	Liquidity Services, Inc. ●	76
6	Logmein, Inc. ●	262
5	MAXIMUS, Inc.	273
23	Mentor Graphics Corp.	527
7	Netscout Systems, Inc. ●	269
6	Pegasystems, Inc.	121
6	Rovi Corp. ●	132
3	Science Applications International Corp.	146
3	Solarwinds, Inc. ●	142
2	SS&C Technologies Holdings, Inc.	94
20	Synopsys, Inc. ●	851
10	Take-Two Interactive Software, Inc. ●	294
12	VASCO Data Security International, Inc. ●	267
		6,278
	Technology Hardware and Equipment - 4.6%
7	Arris Group, Inc. ●	185
4	Arrow Electronics, Inc. ●	220
10	Aruba Networks, Inc. ●	163
7	Avnet, Inc.	287
3	Benchmark Electronics, Inc. ●	75
47	Brocade Communications Systems, Inc.	528
3	Comtech Telecommunications Corp.	105
7	Ingram Micro, Inc. ●	171
7	Jabil Circuit, Inc.	151
8	Lexmark International, Inc.	331
4	Methode Electronics, Inc.	145
4	Palo Alto Networks, Inc. ●	442
6	Sanmina Corp. ●	127
8	Sonus Networks, Inc. ●	157
2	Zebra Technologies Corp. Class A ●	208
		3,295
	Telecommunication Services - 0.9%
31	Frontier Communications Co.	208
11	Inteliquent, Inc.	182
11	Telephone & Data Systems, Inc.	265
		655
	Transportation - 3.2%
18	Alaska Air Group, Inc.	1,197
4	ArcBest Corp.	130
6	Avis Budget Group, Inc. ●	332
2	Spirit Airlines, Inc. ●	163
12	Swift Transportation Co. ●	288
6	Werner Enterprises, Inc.	168
		2,278
	Utilities - 4.4%
60	Atlantic Power Corp.	159
2	El Paso Electric Co.	84
6	Empire District Electric Co.	180
20	Great Plains Energy, Inc.	576
6	New Jersey Resources Corp.	390
10	Pinnacle West Capital Corp.	688
24	Westar Energy, Inc.	1,008
		3,085
	Total Common Stocks
	( Cost $62,177)	$70,651

	Total Long-Term Investments
	(Cost $62,177)	$70,651

Short-Term Investments - 0.6%
Repurchase Agreements - 0.6%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $0, collateralized by U.S. Treasury Note 0.88%, 2017, value of $0)
$—	0.04%, 1/31/15	$—
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $17, collateralized by FHLMC 3.50% -
4.00%, 2032 - 2045, FNMA 1.83% - 4.50%,
	2025 - 2045, value of $17)
17	0.06%, 1/31/15	17

3

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Short-Term Investments - 0.6% - (continued)
Repurchase Agreements - 0.6% - (continued)
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $122,
collateralized by U.S. Treasury Bill 0.04% -
0.25%, 2015 - 2016, U.S. Treasury Bond 3.00%
- 9.88%, 2015 - 2044, U.S. Treasury Note 0.25%
	- 4.63%, 2015 - 2022, value of $124)
$122	0.05%, 1/31/15		$122
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of $28,
collateralized by FHLMC 2.00% - 5.50%, 2022
- 2044, FNMA 3.00% - 4.00%, 2022 - 2042,
GNMA 3.00%, 2043, U.S. Treasury Bill 0.25%,
2016, U.S. Treasury Note 0.75% - 2.50%, 2017 -
	2024, value of $29)
28	0.06%, 1/31/15		28
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $81, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $83)
81	0.04%, 1/31/15		81
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $53, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $54)
53	0.05%, 1/31/15		53
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $5, collateralized by FHLMC 2.50% -
6.50%, 2020 - 2041, FNMA 2.50% - 6.50%,
2016 - 2047, GNMA 3.50%, 2045, U.S. Treasury
Bill 0.07% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 2.38% - 5.38%, 2027 - 2043, U.S.
Treasury Note 0.13% - 4.63%, 2015 - 2024,
	value of $5)
5	0.05%, 1/31/15		5
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $19, collateralized by U.S. Treasury
Bond 8.13%, 2019, U.S. Treasury Note 2.38% -
	3.63%, 2020 - 2024, value of $20)
19	0.06%, 1/31/15		19
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $1)
1	0.06%, 1/31/15		1
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $72, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $74)
72	0.07%, 1/31/15		72
			398
	Total Short-Term Investments
	(Cost $398)		$398

	Total Investments
	(Cost $62,575) ▲	100.1%	$71,049
	Other Assets and Liabilities	(0.1)%	(61)
	Total Net Assets	100.0%	$70,988

4

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $62,609 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,114
Unrealized Depreciation	(3,674)
Net Unrealized Appreciation	$8,440

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of January 31, 2015

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.9%
Consumer Staples	2.0
Energy	3.1
Financials	23.2
Health Care	12.2
Industrials	15.4
Information Technology	15.7
Materials	6.7
Services	0.9
Utilities	4.4
Total	99.5%
Short-Term Investments	0.6
Other Assets and Liabilities	(0.1)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

The Hartford Small/Mid Cap Equity Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$70,651	$70,651	$–	$–
Short-Term Investments	398	–	398	–
Total	$71,049	$70,651	$398	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 14.2%
	Finance and Insurance - 14.2%
	American Home Mortgage Assets Trust
$459	0.29%, 03/25/2047 ‡Δ	$369
830	1.05%, 10/25/2046 ‡Δ	600
	Banc of America Funding Corp.
657	0.36%, 10/20/2036 ‡Δ	491
220	5.85%, 01/25/2037 ‡	176
	Banc of America Mortgage Securities
394	2.69%, 09/25/2035 Δ	362
	BCAP LLC Trust
783	0.34%, 01/25/2037 ‡Δ	621
763	0.35%, 03/25/2037 ‡Δ	647
647	0.38%, 05/25/2047 ‡Δ	480
	Bear Stearns Adjustable Rate Mortgage Trust
913	2.43%, 10/25/2035 ‡Δ	900
	Bear Stearns Alt-A Trust
275	0.49%, 08/25/2036 Δ	209
	Cent CLO L.P.
1,235	1.71%, 08/01/2024 ■Δ	1,228
	Chase Mortgage Finance Corp.
1,050	5.50%, 11/25/2035 ‡	1,034
	Citigroup Commercial Mortgage Trust
180	4.40%, 03/10/2047 ■Δ	149
	Commercial Mortgage Trust
2,685	4.35%, 03/10/2046 ■‡Δ	1,834
105	4.58%, 10/15/2045 ■Δ	86
	Connecticut Avenue Securities Series
185	2.77%, 05/25/2024 Δ	166
880	3.07%, 07/25/2024 Δ	796
1,300	3.17%, 07/25/2024 Δ	1,165
475	5.07%, 11/25/2024 Δ	485
	Countrywide Alternative Loan Trust
748	0.49%, 11/25/2035 ‡Δ	595
1,557	5.75%, 05/25/2036	1,319
1,148	6.00%, 05/25/2036	973
	Countrywide Home Loans, Inc.
1,264	2.54%, 09/25/2047 Δ	1,126
1,243	5.75%, 08/25/2037	1,185
	Deutsche Alt-A Securities, Inc. Mortgage
416	0.32%, 03/25/2037 ‡Δ	301
	Downey S & L Association Mortgage Loan Trust
617	1.03%, 03/19/2046 ‡Δ	475
	First Franklin Mortgage Loan Trust
1,155	0.41%, 04/25/2036 ╦Δ	746
	First Horizon Mortgage Pass-Through Trust
172	2.58%, 08/25/2037 Δ	141
	GMAC Mortgage Corp. Loan Trust
1,074	2.93%, 09/19/2035 Δ	1,003
145	2.97%, 04/19/2036 Δ	128
	GS Mortgage Securities Trust
465	3.67%, 04/10/2047 ■Δ	327
1,795	4.85%, 11/10/2045 ■╦Δ	1,826
	GSAA Home Equity Trust
925	0.24%, 12/25/2046 ╦Δ	499
1,975	0.25%, 02/25/2037 ╦Δ	1,071
683	0.34%, 03/25/2047 ╦Δ	353
1,433	0.40%, 04/25/2047 Δ	944
634	5.88%, 09/25/2036 ╦	361
	GSAMP Trust
2,135	0.26%, 01/25/2037 ╦Δ	1,287
	GSR Mortgage Loan Trust
1,673	2.63%, 01/25/2036 Δ	1,548
1,271	2.71%, 04/25/2035 ╦Δ	1,234
159	2.77%, 10/25/2035 Δ	140
	Harborview Mortgage Loan Trust
3,756	0.40%, 12/19/2036 ╦Δ	2,668
931	0.49%, 09/19/2035 ╦Δ	723
	Hilton USA Trust
1,375	3.91%, 11/05/2030 ■╦Δ	1,373
	Home Equity Loan Trust
539	2.35%, 11/25/2035 ╦Δ	512
	IMPAC Commercial Mortgage Backed Trust
95	1.67%, 02/25/2036 ╦Δ	91
	Impac Secured Assets Trust
2,309	0.45%, 08/25/2036 ╦Δ	1,762
	IndyMac Index Mortgage Loan Trust
559	0.45%, 07/25/2035 ╦Δ	467
347	0.46%, 01/25/2036 ╦Δ	240
1,949	0.57%, 07/25/2046 ╦Δ	1,083
	JP Morgan Chase Commercial Mortgage Securities Corp.
206	2.75%, 10/15/2045 ■	162
485	4.42%, 12/15/2047 ■╦Δ	429
	JP Morgan Mortgage Trust
376	2.54%, 09/25/2035 Δ	357
486	2.56%, 08/25/2036 ╦Δ	424
607	2.78%, 05/25/2036 ╦Δ	557
	Lehman XS Trust
538	0.38%, 07/25/2046 Δ	427
205	0.41%, 06/25/2047 ╦Δ	140
110	1.02%, 09/25/2047 ╦Δ	88
	Merrill Lynch Mortgage Investors Trust
446	2.52%, 07/25/2035 ╦Δ	368
	Morgan Stanley ABS Capital I
199	0.32%, 06/25/2036 ╦Δ	180
	Morgan Stanley BAML Trust
390	4.50%, 08/15/2045 ■	309
	Morgan Stanley Mortgage Loan Trust
146	0.34%, 05/25/2036 ╦Δ	77
1,125	0.34%, 11/25/2036 ╦Δ	546
	RBSGC Mortage Pass Through Certificates
657	6.25%, 01/25/2037 ╦	595
	Residential Accredit Loans, Inc.
266	0.91%, 09/25/2046 Δ	182
2,397	1.41%, 11/25/2037 ╦Δ	1,521
	Residential Asset Securitization Trust
842	0.62%, 03/25/2035 Δ	649
	Residential Funding Mortgage Securities, Inc.
127	3.06%, 04/25/2037 ╦Δ	111
	Sequoia Mortgage Trust
270	0.44%, 01/20/2035 ╦Δ	256
70	2.46%, 07/20/2037 Δ	59
	Soundview Home Equity Loan Trust, Inc.
1,566	0.41%, 07/25/2036 ╦Δ	973
	SpringCastle America Funding LLC
1,367	2.70%, 05/25/2023 ■	1,368
	Springleaf Mortgage Loan Trust
1,035	3.52%, 12/25/2065 ■	1,056
	Structured Adjustable Rate Mortgage Loan Trust
2,146	2.48%, 02/25/2036 Δ	1,718

1

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 14.2% - (continued)
		Finance and Insurance - 14.2% - (continued)
		Structured Agency Credit Risk Debt Notes
	$425	4.67%, 02/25/2024 Δ	$428
	530	4.91%, 10/25/2024 Δ	531
		Structured Asset Mortgage Investments, Inc.
	1,684	0.40%, 02/25/2036 ╦Δ	1,360
		UBS-Barclays Commercial Mortgage Trust
	240	4.09%, 03/10/2046 ■Δ	202
		VNO Mortgage Trust
	710	3.95%, 12/13/2029 ■Δ	741
		Wells Fargo Alternative Loan Trust
	245	2.58%, 12/28/2037 Δ	210
	247	6.25%, 11/25/2037	235
		Wells Fargo Mortgage Backed Securities Trust
	415	2.51%, 09/25/2036 ╦Δ	385
		WF-RBS Commercial Mortgage Trust
	875	3.02%, 11/15/2047 ■	619
	1,750	4.80%, 11/15/2045 ■╦Δ	1,591
	170	5.00%, 06/15/2044 ■╦	162
	196	5.00%, 04/15/2045 ■	155
			57,470

		Total Asset and Commercial Mortgage Backed Securities
		(Cost $54,565)	$57,470

Corporate Bonds - 23.6%
		Accommodation and Food Services - 0.1%
		Choice Hotels International, Inc.
	$420	5.75%, 07/01/2022 ‡	$450

		Administrative, Support, Waste Management and Remediation Services - 0.3%
		ADT (The) Corp.
	875	6.25%, 10/15/2021 ‡	927
		Clean Harbors, Inc.
	60	5.13%, 06/01/2021 ‡	61
	121	5.25%, 08/01/2020 ‡	122
		Equinix, Inc.
	45	4.88%, 04/01/2020 ╦	46
	105	5.38%, 04/01/2023 ╦	109
			1,265
		Arts, Entertainment and Recreation - 0.6%
		CCO Holdings LLC
	30	5.13%, 02/15/2023 ‡	29
	335	5.25%, 09/30/2022 ‡	336
	70	5.75%, 09/01/2023 ‡	71
		Gannett Co., Inc.
	200	4.88%, 09/15/2021 ■	200
	825	5.13%, 10/15/2019	854
	275	5.13%, 07/15/2020 ╦	283
		NBC Universal Enterprise
	440	5.25%, 12/19/2049 ■╦	468
		Numericable Group S.A.
	235	4.88%, 05/15/2019 ■	235
			2,476
		Chemical Manufacturing - 0.3%
		Eagle Spinco, Inc.
	400	4.63%, 02/15/2021	395
		NOVA Chemicals Corp.
	560	5.00%, 05/01/2025 ■	581
			976
		Construction - 0.2%
		Lennar Corp.
	600	4.50%, 06/15/2019 ╦	606
		Ryland Group, Inc.
	231	5.38%, 10/01/2022	224
			830
		Electrical Equipment and Appliance Manufacturing - 0.0%
		Sensata Technologies B.V.
	35	5.63%, 11/01/2024 ■	37

		Finance and Insurance - 11.4%
		AerCap Ireland Capital Ltd.
	700	4.50%, 05/15/2021 ■‡	723
		Ally Financial, Inc.
	230	3.75%, 11/18/2019	228
		AXA S.A.
	1,330	6.46%, 12/14/2018 ■‡♠Δ	1,418
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,200	7.00%, 12/29/2049 §	2,564
	1,200	9.00%, 05/09/2018 §♠	1,304
		Banco Del Estado de Chile
	150	3.88%, 02/08/2022 §‡	154
		Banco do Brasil
	1,050	6.25%, 04/15/2024 §♠	742
		Banco Santander S.A.
EUR	2,900	6.25%, 03/12/2049 §	3,261
EUR	100	6.25%, 09/11/2049 §	112
		Bank of Ireland
EUR	775	10.00%, 07/30/2016 §	949
		Banque Centrale de Tunisie S.A.
	450	5.75%, 01/30/2025 ■	457
		Barclays Bank plc
EUR	925	8.00%, 12/15/2049	1,121
	1,050	8.25%, 12/15/2018 ♠β	1,094
		CIT Group, Inc.
	1,017	5.50%, 02/15/2019 ■‡	1,079
		Citigroup, Inc.
	310	6.68%, 09/13/2043 ‡	414
		CNH Industrial Capital LLC
	30	3.38%, 07/15/2019 ■	29
		Credit Agricole S.A.
EUR	1,050	6.50%, 06/23/2049 §	1,234
	435	6.63%, 09/23/2019 ■♠Δ	427
		Credit Suisse Group AG
EUR	475	5.75%, 09/18/2025 §	617
	990	6.25%, 12/18/2024 ■♠Δ	954
	675	7.88%, 02/24/2041 §	714
		Development Bank of Kazakhstan JSC
	825	4.13%, 12/10/2022 §	670
		European Bank for Reconstruction & Dev
INR	25,100	5.10%, 02/02/2017 ☼	405
		Export-Import Bank of China
	1,150	3.63%, 07/31/2024 ╦§	1,217
		Export-Import Bank of India
	335	4.00%, 01/14/2023 ╦§	347
		HSBC Holdings plc
	450	5.25%, 03/14/2044 ╦	538

2

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 23.6% - (continued)
		Finance and Insurance - 11.4% - (continued)
		HSBC Holdings plc - (continued)
	$675	5.63%, 01/17/2020 ╦♠	$684
	600	6.38%, 09/17/2024 ╦♠	615
		Industrial & Commercial Bk of China Ltd.
	561	6.00%, 12/10/2019 ■♠	581
		International Finance Corp.
INR	21,750	8.25%, 06/10/2021	402
		JP Morgan Chase & Co.
	2,345	5.63%, 08/16/2043 ╦	2,850
		KBC Groep N.V.
EUR	575	5.63%, 03/19/2019 §♠	642
		Lloyds Banking Group plc
EUR	1,825	6.38%, 06/27/2049 §	2,145
GBP	750	7.00%, 12/29/2049 §	1,127
		Mapfre S.A.
EUR	1,450	5.92%, 07/24/2037	1,772
		Minerva Luxembourg S.A.
	560	7.75%, 01/31/2023 ■╦	539
		Morgan Stanley
	360	4.30%, 01/27/2045	377
		MSCI, Inc.
	140	5.25%, 11/15/2024 ■	146
		Nationwide Building Society
GBP	1,525	6.88%, 03/11/2049 §	2,265
		Navient Corp.
	340	5.50%, 01/15/2019 ╦	352
	400	7.25%, 01/25/2022	435
	490	8.45%, 06/15/2018 ╦	554
		SBA Tower Trust
	1,355	3.60%, 04/15/2043 ■╦	1,360
		Societe Generale
	785	6.00%, 01/27/2020 ■♠	722
EUR	650	6.75%, 04/07/2049 §	725
	2,350	8.25%, 11/29/2018 ╦§♠	2,432
		UniCredit S.p.A.
	500	8.00%, 06/03/2024 §♠	491
		Vnesheconombank Via VEB Finance plc
	300	5.94%, 11/21/2023 §	200
		VTB Capital S.A.
	1,525	6.88%, 05/29/2018 ╦§	1,289
		Yasar Holdings
	455	8.88%, 05/06/2020 ■	466
			45,943
		Food Manufacturing - 0.7%
		ESAL GmbH
	825	6.25%, 02/05/2023 §	779
		Grupo Bimbo S.A.B. de C.V.
	2,125	4.88%, 06/27/2044 ■	2,210
			2,989
		Health Care and Social Assistance - 0.7%
		Community Health Systems, Inc.
	405	5.13%, 08/01/2021	421
		HCA, Inc.
	305	4.75%, 05/01/2023 ╦	319
	500	6.50%, 02/15/2020 ╦	563
		Tenet Healthcare Corp.
	1,380	6.00%, 10/01/2020 ╦	1,494
		Wellcare Health Plans, Inc.
	175	5.75%, 11/15/2020 ╦	181
			2,978
		Information - 2.7%
		Activision Blizzard, Inc.
	1,390	5.63%, 09/15/2021 ■‡	1,489
		Audatex North America, Inc.
	620	6.00%, 06/15/2021 ■‡	645
	45	6.13%, 11/01/2023 ■	47
		DISH DBS Corp.
	55	5.88%, 11/15/2024 ■	55
	350	6.75%, 06/01/2021 ‡	380
	425	7.88%, 09/01/2019 ‡	483
		Empresa de Telecomunicaciones de Bogota S.A.
COP	5,084,000	7.00%, 01/17/2023 §	2,005
		MTS International Funding Ltd.
	1,040	5.00%, 05/30/2023 ■╦	815
		Open Text Corp.
	130	5.63%, 01/15/2023 ■	134
		Sprint Communications, Inc.
	799	7.00%, 03/01/2020 ■╦	871
	451	9.00%, 11/15/2018 ■╦	520
		T-Mobile USA, Inc.
	315	5.25%, 09/01/2018 ╦	326
	85	6.13%, 01/15/2022 ╦	87
	400	6.46%, 04/28/2019 ╦	415
	160	6.63%, 04/28/2021 ╦	166
	195	6.73%, 04/28/2022 ╦	202
		Videotron Ltd.
	750	5.38%, 06/15/2024 ■	769
		VimpelCom Holdings B.V.
	1,285	5.95%, 02/13/2023 ■╦	973
		Wind Acquisition Finance S.A.
	350	4.75%, 07/15/2020 ■	341
			10,723
		Machinery Manufacturing - 0.2%
		Case New Holland Industrial, Inc.
	585	7.88%, 12/01/2017 ‡	644

		Mining - 0.6%
		ABJA Investment Co. Pte Ltd.
	1,160	5.95%, 07/31/2024 §	1,182
		FMG Resources Aug 2006
	396	6.88%, 04/01/2022 ■╦	311
		Peabody Energy Corp.
	40	6.00%, 11/15/2018	32
	860	6.50%, 09/15/2020 ╦	658
		Steel Dynamics, Inc.
	145	5.13%, 10/01/2021 ■	148
	155	5.50%, 10/01/2024 ■	158
			2,489
		Motor Vehicle and Parts Manufacturing - 0.1%
		General Motors Co.
	270	6.25%, 10/02/2043 ╦	336

		Nonmetallic Mineral Product Manufacturing - 0.7%
		Cemex S.A.B. de C.V.
EUR	670	4.75%, 01/11/2022 §	764
		Grupo Cementos Chihuahua
	1,180	8.13%, 02/08/2020 ■	1,251
		Union Andina de Cementos SAA
	710	5.88%, 10/30/2021 ■	703
			2,718

3

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 23.6% - (continued)
		Other Services - 0.1%
		Cardtronics, Inc.
	$315	5.13%, 08/01/2022 ■‡	$307

		Paper Manufacturing - 0.2%
		Cascades, Inc.
	30	5.50%, 07/15/2022 ■	30
		Clearwater Paper Corp.
	315	5.38%, 02/01/2025 ■‡	317
		Graphic Packaging International
	390	4.88%, 11/15/2022	401
			748
		Petroleum and Coal Products Manufacturing - 1.1%
		California Resources Corp.
	10	5.00%, 01/15/2020 ■	9
	125	5.50%, 09/15/2021 ■	105
	10	6.00%, 11/15/2024 ■	8
		Concho Resources, Inc.
	115	6.50%, 01/15/2022	120
		Denbury Resources, Inc.
	513	5.50%, 05/01/2022 ‡	451
		Empresa Nacional del Petroleo
	320	4.38%, 10/30/2024 §	320
		Harvest Operations Corp.
	181	6.88%, 10/01/2017 ╦	163
		MEG Energy Corp.
	251	7.00%, 03/31/2024 ■	227
		Petrobras Global Finance
GBP	1,150	5.38%, 10/01/2029 ╦	1,335
		SM Energy Co.
	95	6.13%, 11/15/2022 ■	92
		Tesoro Corp.
	455	5.13%, 04/01/2024	452
		Tesoro Logistics L.P.
	230	5.50%, 10/15/2019 ■	233
	350	6.25%, 10/15/2022 ■	355
		WPX Energy, Inc.
	260	5.25%, 09/15/2024	242
	425	6.00%, 01/15/2022	412
			4,524
		Pipeline Transportation - 1.0%
		Energy Transfer Equity L.P.
	2,125	5.95%, 10/01/2043 ‡	2,437
	1,005	7.50%, 10/15/2020 Θ	1,118
		MarkWest Energy Partners L.P.
	190	4.88%, 12/01/2024	191
	190	6.75%, 11/01/2020	199
		Southern Star Central Corp.
	70	5.13%, 07/15/2022 ■	71
			4,016
		Primary Metal Manufacturing - 0.3%
		ArcelorMittal
	900	5.75%, 08/05/2020	929
		United States Steel Corp.
	260	7.38%, 04/01/2020 ╦	268
			1,197
		Rail Transportation - 0.1%
		Kazakhstan Temir Zholy Finance B.V.
	385	6.95%, 07/10/2042 §	350

		Real Estate, Rental and Leasing - 0.1%
		International Lease Finance Corp.
	390	5.88%, 04/01/2019 ╦	423
	100	5.88%, 08/15/2022 ╦	110
			533
		Retail Trade - 1.0%
		Amazon.com, Inc.
	1,275	4.95%, 12/05/2044 ‡	1,403
		Building Materials Corp.
	440	5.38%, 11/15/2024 ■	447
	174	6.75%, 05/01/2021 ■‡	186
		Group 1 Automotive, Inc.
	285	5.00%, 06/01/2022 ■	281
		Sally Holdings LLC
	80	5.75%, 06/01/2022	86
		Sotheby's
	820	5.25%, 10/01/2022 ■╦	779
		William Carter Co.
	950	5.25%, 08/15/2021 ╦	983
			4,165
		Support Activities For Transportation - 0.0%
		Aircastle Ltd.
	95	5.50%, 02/15/2022	98

		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	405	7.13%, 03/15/2021 ╦	435

		Utilities - 1.0%
		AES (The) Corp.
	1,100	8.00%, 06/01/2020 ‡	1,254
		Dolphin Subsidiary II, Inc.
	265	7.25%, 10/15/2021 ‡	270
		Empresa Electrica Angamos S.A.
	950	4.88%, 05/25/2029 ■‡	957
		Eskom Holdings Ltd.
	1,225	5.75%, 01/26/2021 ■╦	1,222
		NRG Energy, Inc.
	375	6.25%, 07/15/2022	385
			4,088
		Total Corporate Bonds
		(Cost $98,768)	$95,315

Foreign Government Obligations - 32.7%
		Angola - 0.2%
		Angola (Republic of)
	$775	7.00%, 08/16/2019 §	$752

		Argentina - 0.8%
		Argentina (Republic of)
	3,350	0.00%, 06/02/2017 ●	3,115

		Austria - 0.1%
		Austria (Republic of)
EUR	220	1.65%, 10/21/2024 ■	278
EUR	225	1.95%, 06/18/2019 ■	276
			554

4

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 32.7% - (continued)
		Azerbaijan - 0.3%
		Azerbaijan (Republic of)
	$1,140	4.75%, 03/13/2023 §	$1,032

		Belgium - 0.3%
		Belgium (Kingdom of)
EUR	635	1.25%, 06/22/2018 §	749
EUR	250	2.60%, 06/22/2024 ■	336
			1,085
		Brazil - 2.8%
		Brazil (Federative Republic of)
	1,540	5.00%, 01/27/2045 ‡	1,486
	571	5.63%, 01/07/2041 ‡	605
	100	5.88%, 01/15/2019 ‡	112
	2,195	8.25%, 01/20/2034 ‡	3,031
BRL	9,190	9.70%, 09/01/2020 ○	2,260
	1,295	12.25%, 03/06/2030 ‡	2,363
BRL	4,386	12.69%, 04/01/2016 ○	1,423
			11,280
		Bulgaria - 0.1%
		Bulgaria (Republic of)
EUR	170	2.95%, 09/03/2024 §	201

		Canada - 0.1%
		Canada (Government of)
CAD	675	1.75%, 09/01/2019	558

		Colombia - 0.9%
		Colombia (Republic of)
COP	5,315,500	5.00%, 11/21/2018 ╦	2,174
COP	3,483,400	6.00%, 04/28/2028 ╦	1,300
			3,474
		Costa Rica - 0.2%
		Costa Rica (Republic of)
	1,175	5.63%, 04/30/2043 §	972

		Croatia - 1.1%
		Croatia (Republic of)
	4,150	5.50%, 04/04/2023 §	4,383

		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	1,745	4.00%, 11/15/2019	318

		Dominican Republic - 1.2%
		Dominican (Republic of)
	3,925	5.50%, 01/27/2025 ■	3,974
DOP	30,000	11.50%, 05/10/2024 ■	702
			4,676
		Ethiopia - 0.1%
		Ethiopia (Federal Republic of)
	475	6.63%, 12/11/2024 ■	465

		Finland - 0.1%
		Finland (Republic of)
EUR	150	1.13%, 09/15/2018 ■	176
EUR	90	1.50%, 04/15/2023 ■	112
			288
		France - 0.5%
		France (Government of)
EUR	750	0.50%, 11/25/2019	865
EUR	1,000	1.00%, 11/25/2018	1,174
			2,039
		Hungary - 0.9%
		Hungary (Republic of)
	784	5.38%, 02/21/2023 ╦	884
	296	5.75%, 11/22/2023 ╦	343
	360	6.25%, 01/29/2020 ╦	413
	444	6.38%, 03/29/2021 ╦	521
	966	7.63%, 03/29/2041 ╦	1,430
			3,591
		Iceland - 0.1%
		Iceland (Republic of)
	250	5.88%, 05/11/2022 §	285

		Indonesia - 2.7%
		Indonesia (Republic of)
	1,440	4.88%, 05/05/2021 §	1,562
	710	6.63%, 02/17/2037 §	872
	965	6.75%, 01/15/2044 §	1,245
	2,155	6.88%, 01/17/2018 §	2,438
	1,800	7.75%, 01/17/2038 §	2,479
IDR	14,400,000	8.38%, 03/15/2024	1,233
	860	8.50%, 10/12/2035 §	1,256
			11,085
		Ireland - 0.1%
		Ireland (Republic of)
EUR	60	3.40%, 03/18/2024 §	82
EUR	230	4.50%, 10/18/2018 ╦	300
			382
		Italy - 0.5%
		Italy (Republic of)
EUR	610	1.15%, 05/15/2017	700
EUR	850	1.50%, 08/01/2019	990
EUR	350	3.75%, 09/01/2024	471
			2,161
		Japan - 0.7%
		Japan (Government of)
JPY	77,000	0.30%, 03/20/2017	660
JPY	165,000	0.30%, 09/20/2018	1,419
JPY	55,000	0.80%, 09/20/2023	492
JPY	50,000	1.10%, 03/20/2021	453
			3,024
		Kazakhstan - 0.2%
		Kazakhstan (Republic of)
	700	4.88%, 10/14/2044 ■╦	614

		Kenya - 0.2%
		Kenya (Republic of)
	800	6.88%, 06/24/2024 §	832

		Latvia - 0.5%
		Latvia (Republic of)
	1,010	5.25%, 02/22/2017 §	1,086
	890	5.25%, 06/16/2021 §	1,029
			2,115

5

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 32.7% - (continued)
		Lithuania - 0.4%
		Lithuania (Republic of)
	$1,305	6.13%, 03/09/2021 §	$1,558
	150	7.38%, 02/11/2020 §	184
			1,742
		Malaysia - 0.1%
		Malaysia (Government of)
MYR	1,620	4.26%, 09/15/2016 ╦	453
MYR	325	5.73%, 07/30/2019	97
			550
		Mexico - 3.3%
		Mexico (United Mexican States)
	580	3.50%, 01/21/2021 ╦	599
MXN	25,710	4.00%, 06/13/2019 ◄╦	1,880
MXN	22,624	4.00%, 11/08/2046 ◄	1,807
	1,667	4.60%, 01/23/2046	1,780
	3,126	4.75%, 03/08/2044 ╦	3,384
	2,272	5.75%, 10/12/2110 ╦	2,567
	834	6.05%, 01/11/2040 ╦	1,065
MXN	2,238	6.50%, 06/09/2022	162
MXN	1,749	8.00%, 06/11/2020	135
			13,379
		Netherlands - 0.3%
		Netherlands (Government of)
EUR	700	1.25%, 01/15/2019 ■	831
EUR	195	2.00%, 07/15/2024	253
			1,084
		Nigeria - 0.4%
		Nigeria (Federal Republic of)
	825	5.13%, 07/12/2018 §	798
NGN	180,950	13.05%, 08/16/2016	939
			1,737
		Norway - 0.0%
		Norway (Kingdom of)
NOK	955	3.75%, 05/25/2021 ╦	145

		Panama - 0.3%
		Panama (Republic of)
	870	8.88%, 09/30/2027 ╦	1,296

		Peru - 0.6%
		Peru (Republic of)
	1,450	8.75%, 11/21/2033 ╦	2,302

		Philippines - 1.3%
		Philippines (Republic of)
	580	5.50%, 03/30/2026 ╦	718
	945	6.38%, 01/15/2032 ╦	1,299
	2,035	10.63%, 03/16/2025 ╦	3,338
			5,355
		Poland - 0.1%
		Poland (Republic of)
PLN	205	4.00%, 10/25/2023	65
PLN	1,100	5.25%, 10/25/2017 ╦	326
			391
		Romania - 0.8%
		Romania (Republic of)
	610	4.38%, 08/22/2023 ╦§	663
	1,116	6.13%, 01/22/2044 ╦§	1,488
	1,026	6.75%, 02/07/2022 ╦§	1,259
			3,410
		Russia - 3.3%
		Russia (Federation of)
	1,400	3.25%, 04/04/2017 §	1,316
	3,400	3.63%, 04/29/2015 §	3,395
	2,200	4.88%, 09/16/2023 §	1,855
	1,100	5.00%, 04/29/2020 §	974
RUB	47,200	7.50%, 02/27/2019 Δ	539
	3,452	7.50%, 03/31/2030 ╦§	3,471
	1,450	12.75%, 06/24/2028 §	1,967
			13,517
		Singapore - 0.1%
		Singapore (Republic of)
SGD	60	3.00%, 09/01/2024	49
SGD	400	3.75%, 09/01/2016 ╦	309
			358
		Slovenia - 0.1%
		Slovenia (Republic of)
	385	5.85%, 05/10/2023 §	455

		South Africa - 0.4%
		South Africa (Republic of)
ZAR	18,175	7.75%, 02/28/2023	1,645
ZAR	790	8.00%, 01/31/2030	71
			1,716
		Spain - 0.7%
		Spain (Kingdom of)
EUR	400	2.10%, 04/30/2017	469
EUR	50	2.75%, 10/31/2024 ■	63
EUR	700	4.50%, 01/31/2018	884
EUR	915	5.50%, 04/30/2021 ╦	1,311
			2,727
		Sweden - 0.1%
		Sweden (Kingdom of)
SEK	350	1.50%, 11/13/2023	46
SEK	2,615	3.75%, 08/12/2017 ╦	347
			393
		Switzerland - 0.1%
		Switzerland (Government of)
CHF	50	2.00%, 05/25/2022 §	64
CHF	145	3.00%, 01/08/2018 ╦§	175
			239
		Turkey - 3.5%
		Turkey (Republic of)
TRY	1,865	4.00%, 04/29/2015 ◄	756
	2,020	5.13%, 03/25/2022 ╦	2,192
	2,184	6.00%, 01/14/2041 ╦	2,615
	1,230	6.75%, 04/03/2018 ╦	1,377
	1,242	6.75%, 05/30/2040 ╦	1,615
	1,100	7.00%, 09/26/2016 ╦	1,195
	640	7.25%, 03/15/2015 ╦	644
	670	7.38%, 02/05/2025 ╦	854
	1,785	7.50%, 07/14/2017 ╦	1,997
TRY	2,400	8.50%, 09/14/2022	1,059
			14,304

6

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 32.7% - (continued)
		Ukraine - 0.4%
		Ukraine (Government of)
	$3,280	6.25%, 06/17/2016 §	$1,776

		United Kingdom - 0.4%
		United Kingdom (Government of)
GBP	220	1.00%, 09/07/2017 §	335
GBP	365	1.75%, 07/22/2019 §	570
GBP	255	2.00%, 01/22/2016 ╦§	390
GBP	60	2.00%, 07/22/2020 §	95
GBP	25	3.50%, 01/22/2045 §	50
			1,440
		Uruguay - 0.6%
		Uruguay (Republic of)
	460	4.13%, 11/20/2045 ╦	448
UYU	36,778	4.25%, 04/05/2027 ◄╦	1,525
UYU	12,268	4.38%, 12/15/2028 ◄	512
			2,485
		Venezuela - 0.6%
		Venezuela (Republic of)
	2,225	7.00%, 03/31/2038 §	706
	1,195	8.25%, 10/13/2024 §	391
	2,355	11.95%, 08/05/2031 §	854
	805	12.75%, 08/23/2022 §	302
			2,253
		Total Foreign Government Obligations
		(Cost $137,897)	$132,335

Municipal Bonds - 0.9%
		Higher Education (Univ., Dorms, etc.) - 0.2%
		University of California
	$835	4.60%, 05/15/2031 ╦	$960

		Miscellaneous - 0.7%
		Puerto Rico Government Employees Retirement System
	1,900	6.15%, 07/01/2038 ‡	850
	1,300	6.20%, 07/01/2039 ‡	582
	2,365	6.30%, 07/01/2043 ‡	1,058
	485	6.55%, 07/01/2058 ‡	217
			2,707
		Total Municipal Bonds
		(Cost $4,117)	$3,667

Senior Floating Rate Interests ♦ - 24.1%
		Accommodation and Food Services - 0.1%
		Four Seasons Holdings, Inc.
	$306	3.50%, 06/29/2020	$302
	275	6.25%, 12/27/2020	273
			575
		Administrative, Support, Waste Management and Remediation Services - 0.7%
		Acosta Holdco, Inc.
	600	5.00%, 09/26/2021	601
		ADS Waste Holdings, Inc.
	423	3.75%, 10/09/2019	410
		Audio Visual Services Group, Inc.
	253	4.50%, 01/25/2021	250
		Brickman Group Holdings, Inc.
	252	4.00%, 12/18/2020	246
		Filtration Group, Inc.
	248	4.50%, 11/20/2020	246
	105	8.25%, 11/22/2021	103
		PRA Holdings, Inc.
	903	4.50%, 09/23/2020	895
			2,751
		Agriculture, Construction, Mining and Machinery - 0.2%
		Signode Industrial Group US, Inc.
	855	3.75%, 05/01/2021	829

		Air Transportation - 0.4%
		Delta Air Lines, Inc.
	972	3.25%, 04/20/2017	969
	603	3.25%, 10/18/2018	596
			1,565
		Apparel Manufacturing - 0.4%
		Bauer Performance Sports Ltd.
	242	4.00%, 04/15/2021	238
		J. Crew Group, Inc.
	523	4.00%, 03/05/2021	472
		Kate Spade & Co.
	915	4.00%, 04/09/2021	895
			1,605
		Arts, Entertainment and Recreation - 2.9%
		24 Hour Fitness Worldwide, Inc.
	522	4.75%, 05/28/2021	504
		Aristocrat Leisure Ltd.
	725	4.75%, 10/20/2021	713
		Caesars Entertainment Operating Co., Inc.
	1,326	7.01%, 03/01/2017	1,182
		Caesars Growth Property Holdings LLC
	458	6.25%, 05/08/2021	417
		Formula One Holdings
	1,541	4.75%, 07/30/2021 ☼	1,490
	810	7.75%, 07/29/2022	784
		Hoyts Group Holdings LLC
	749	4.00%, 05/29/2020	733
		ION Media Networks, Inc.
	571	4.75%, 12/18/2020	565
		MGM Resorts International
	902	3.50%, 12/20/2019	887
		Numericable
	550	4.50%, 05/21/2020	547
		Salem Communications Corp.
	151	4.50%, 03/13/2020	148
		Scientific Games International, Inc.
	360	6.00%, 10/01/2021	355
		Templar Energy
	605	8.50%, 11/25/2020	369
		Town Sports International Holdings, Inc.
	394	4.50%, 11/15/2020	315
		Tribune Co.
	1,088	4.00%, 12/27/2020	1,073
		Univision Communications, Inc.
	1,372	4.00%, 03/01/2020	1,351
		XO Communications LLC
	382	4.25%, 03/20/2021	378
			11,811

7

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 24.1% - (continued)
	Chemical Manufacturing - 1.2%
	Arysta LifeScience Corp.
$783	4.50%, 05/29/2020	$782
	Cytec Industries, Inc.
34	4.50%, 10/03/2019	33
	Ferro Corp.
339	4.00%, 07/30/2021	333
	Ineos US Finance LLC
699	3.75%, 05/04/2018	680
	MacDermid, Inc.
630	4.00%, 06/07/2020	628
	Minerals Technologies, Inc.
536	4.00%, 05/07/2021	530
	Monarch, Inc.
65	4.50%, 10/03/2019	64
	Pinnacle Operating Corp.
890	4.75%, 11/15/2018	882
	PQ Corp.
612	4.00%, 08/07/2017	602
	Solenis International L.P.
279	4.25%, 07/31/2021	271
		4,805
	Computer and Electronic Product Manufacturing - 1.0%
	Avago Technologies Ltd.
905	3.75%, 05/06/2021	903
	CDW LLC
1,139	3.25%, 04/29/2020	1,113
	Ceridian LLC
334	4.50%, 05/09/2017	328
	Freescale Semiconductor, Inc.
978	4.25%, 02/28/2020	963
	NXP Semiconductors Netherlands B.V.
505	3.25%, 01/11/2020	498
	Vantiv LLC
243	3.75%, 06/13/2021	240
		4,045
	Construction - 0.2%
	Brand Energy & Infrastructure Services, Inc.
817	4.75%, 11/26/2020	769

	Finance and Insurance - 1.7%
	Asurion LLC
809	5.00%, 05/24/2019	803
980	8.50%, 03/03/2021	968
	Chrysler Group LLC
1,210	3.50%, 05/24/2017	1,205
	Cooper Gay Swett & Crawford Ltd.
335	5.00%, 04/16/2020	307
	Evertec LLC
399	3.50%, 04/17/2020	389
	ION Trading Technologies Ltd.
525	7.25%, 06/10/2022	504
	National Financial Partners Corp.
662	4.50%, 07/01/2020	651
	Santander Asset Management S.A.
990	4.25%, 12/17/2020	985
	Sedgwick CMS Holdings, Inc.
375	6.75%, 02/28/2022	352
	USI Insurance Services LLC
412	4.25%, 12/27/2019	404
	Walter Investment Management Corp.
501	4.75%, 12/18/2020	437
		7,005
	Food Manufacturing - 0.7%
	Burger King Co.
510	4.50%, 12/12/2021	510
	H.J. Heinz Co.
522	3.50%, 06/05/2020	521
	Hearthside Food Solutions
373	4.50%, 06/02/2021	371
	Hostess Brands, Inc.
184	6.75%, 04/09/2020	186
	U.S. Foodservice, Inc.
1,249	4.50%, 03/31/2019	1,244
		2,832
	Food Services - 0.1%
	Arby's Restaurant Group, Inc.
193	4.75%, 11/15/2020	192

	Furniture and Related Product Manufacturing - 0.2%
	Wilsonart International Holdings LLC
794	4.00%, 10/31/2019	778

	Health Care and Social Assistance - 1.9%
	Alkermes, Inc.
435	3.50%, 09/25/2019	431
	American Renal Holdings, Inc.
520	8.50%, 03/20/2020	515
	Community Health Systems, Inc.
757	4.25%, 01/27/2021	757
	DaVita HealthCare Partners, Inc.
567	3.50%, 06/24/2021	564
	HCA, Inc.
591	3.01%, 05/01/2018	589
	Healogics, Inc.
180	5.25%, 07/01/2021	176
	Ikaria Acquisition, Inc.
113	5.00%, 02/12/2021	112
	One Call Medical, Inc.
262	5.00%, 11/27/2020	259
	Ortho-Clinical Diagnostics, Inc.
856	4.75%, 06/30/2021	821
	Salix Pharmaceuticals Ltd.
646	4.25%, 01/02/2020	642
	STHI Holding Corp.
244	4.50%, 08/06/2021	242
	Surgery Center Holdings, Inc.
265	5.25%, 11/03/2020	258
	Truven Health Analytics, Inc.
476	4.50%, 06/06/2019	460
	US Renal Care, Inc.
1,167	4.25%, 07/03/2019	1,149
616	10.25%, 01/03/2020	619
		7,594
	Health Care Providers and Services - 0.1%
	Medpace Holdings, Inc.
524	4.75%, 04/01/2021	519

8

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 24.1% - (continued)
	Information - 3.9%
	Altice Financing S.A.
$100	5.25%, 01/28/2022 ☼	$99
	Cabovisao-Televisao Por Cabo S.A.
1,414	5.50%, 07/02/2019	1,412
	Charter Communications Operating LLC
630	3.00%, 01/03/2021	619
350	4.25%, 09/10/2021	351
	Crown Castle International Corp.
438	3.00%, 01/31/2021	430
	Eagle Parent, Inc.
704	4.00%, 05/16/2018	702
	First Data Corp.
1,200	3.67%, 03/23/2018	1,177
500	3.67%, 09/24/2018	491
	Gray Television, Inc.
151	3.75%, 06/13/2021	149
	Intelsat Jackson Holdings S.A.
796	3.75%, 06/28/2019	786
	Kronos, Inc.
1,422	4.50%, 10/30/2019	1,416
668	9.75%, 04/30/2020	682
	La Quinta Intermediate Holdings
505	4.00%, 04/14/2021	500
	Lawson Software, Inc.
872	3.75%, 06/03/2020	851
	Level 3 Communications, Inc.
860	4.00%, 08/01/2019	852
	Level 3 Financing, Inc.
625	4.50%, 01/31/2022	625
	MISYS plc
880	5.00%, 12/12/2018	880
	Syniverse Holdings, Inc.
883	4.00%, 04/23/2019	853
	TransFirsT, Inc.
215	5.50%, 11/12/2021	215
115	9.00%, 11/11/2022	113
	Verint Systems, Inc.
251	3.50%, 09/06/2019	249
	Virgin Media Finance plc
775	3.50%, 06/07/2020	762
	West Corp.
608	3.25%, 06/30/2018	600
	Zayo Group LLC
829	4.00%, 07/02/2019	820
		15,634
	Media - 0.4%
	Entravision Communications Corp.
948	3.50%, 05/31/2020	917
	Media General, Inc.
547	4.25%, 07/31/2020	543
		1,460
	Mining - 0.8%
	American Rock Salt Holdings LLC
995	4.75%, 05/20/2021	972
	Arch Coal, Inc.
1,194	6.25%, 05/16/2018	853
	BWAY Holding Co.
358	5.50%, 08/14/2020	359
	Fortescue Metals Group Ltd.
1,024	3.75%, 06/30/2019	896
		3,080
	Miscellaneous Manufacturing - 0.6%
	DigitalGlobe, Inc.
334	3.75%, 01/15/2020	332
	Reynolds Group Holdings, Inc.
1,021	4.00%, 12/01/2018	1,009
	Sequa Corp.
257	5.25%, 06/19/2017	246
	TransDigm Group, Inc.
821	3.75%, 02/28/2020	809
		2,396
	Motor Vehicle and Parts Manufacturing - 0.2%
	SRAM LLC
802	4.02%, 04/10/2020	784

	Nonmetallic Mineral Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
134	4.00%, 12/17/2019	131

	Other Services - 0.4%
	Alliance Laundry Systems LLC
450	4.25%, 12/10/2018	444
	Husky Injection Molding Systems Ltd.
110	4.25%, 06/30/2021	107
	Husky International Ltd.
190	7.25%, 06/30/2022	181
	Rexnord LLC
825	4.00%, 08/21/2020	810
		1,542
	Petroleum and Coal Products Manufacturing - 1.0%
	American Energy - Marcellus LLC
270	5.25%, 08/04/2020	221
	Callon Petroleum Co.
270	8.50%, 10/08/2021	250
	Chief Exploration & Development
415	7.50%, 05/16/2021	362
	Crosby Worldwide Ltd.
906	3.75%, 11/23/2020	815
	Drillships Ocean Ventures, Inc.
274	5.50%, 07/25/2021	228
	Everest Acquisition LLC
527	3.50%, 05/24/2018	489
	Paragon Offshore Finance Co.
294	3.75%, 06/19/2021	223
	Seadrill Ltd.
1,001	4.00%, 02/21/2021	791
	Shelf Drilling International Holdings Ltd.
305	10.00%, 10/08/2018	214
	Western Refining, Inc.
530	4.25%, 11/15/2020	513
		4,106
	Pipeline Transportation - 0.1%
	NGPL Pipeco LLC
517	6.75%, 09/15/2017	484

9

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 24.1% - (continued)
	Plastics and Rubber Products Manufacturing - 0.4%
	Consolidated Container Co.
$621	5.00%, 07/03/2019	$599
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	901
		1,500
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
680	3.75%, 03/10/2017	673
	WireCo WorldGroup, Inc.
552	6.00%, 02/15/2017	551
		1,224
	Professional, Scientific and Technical Services - 0.7%
	Advantage Sales & Marketing, Inc.
459	4.25%, 07/23/2021	453
	AlixPartners LLP
582	4.00%, 07/10/2020	571
236	9.00%, 07/10/2021	237
	Getty Images, Inc.
529	4.75%, 10/18/2019	478
	MoneyGram International, Inc.
393	4.25%, 03/27/2020	363
	Paradigm Ltd.
634	4.75%, 07/30/2019	574
		2,676
	Real Estate, Rental and Leasing - 0.6%
	DTZ U.S. Borrower LLC
292	5.50%, 11/04/2021	292
265	9.25%, 11/04/2022	261
	Fly Leasing Ltd.
784	4.50%, 08/09/2019	779
	Neff Corp.
387	7.25%, 06/09/2021	378
	Realogy Corp., Extended Credit Linked Deposit
22	4.42%, 10/10/2016	22
	Realogy Group LLC
729	3.75%, 03/05/2020	717
		2,449
	Retail Trade - 1.6%
	Albertson's LLC
1,045	4.50%, 08/25/2021	1,042
	Amscan Holdings, Inc.
538	4.00%, 07/27/2019	526
	BJ's Wholesale Club, Inc.
538	4.50%, 09/26/2019	529
	FleetPride, Inc.
784	5.25%, 11/19/2019	766
	Mauser-Werke GmbH
229	4.50%, 07/31/2021	224
	Metaldyne Performance Group, Inc.
491	4.25%, 10/20/2021	491
	Michaels Stores, Inc.
516	3.75%, 01/28/2020	506
204	4.00%, 01/28/2020	201
	Neiman Marcus (The) Group, Inc.
1,060	4.25%, 10/25/2020	1,027
	Rite Aid Corp.
745	4.88%, 06/21/2021	744
325	5.75%, 08/21/2020	326
		6,382
	Truck Transportation - 0.2%
	Nexeo Solutions LLC
743	5.00%, 09/08/2017	707
	Swift Transportation Co., Inc.
213	3.75%, 06/09/2021	213
		920
	Utilities - 0.9%
	Calpine Corp.
597	4.00%, 10/09/2019	590
	Energy Future Holdings
235	4.25%, 06/19/2016	235
	NRG Energy, Inc.
603	2.75%, 07/01/2018	596
	PowerTeam Services LLC
309	4.25%, 05/06/2020	300
	Sandy Creek Energy Associates L.P.
749	5.00%, 11/09/2020	731
	Star West Generation LLC
500	4.25%, 03/13/2020	492
	Texas Competitive Electric Holdings Co. LLC
564	3.75%, 05/05/2016	565
500	4.66%, 10/10/2017 Ψ	312
		3,821
	Wholesale Trade - 0.2%
	Gates Global LLC
958	4.25%, 07/05/2021	933

	Total Senior Floating Rate Interests
	(Cost $99,854)	$97,197

U.S. Government Agencies - 8.3%
	FHLMC - 2.6%
$5,828	0.36%, 10/25/2020 ►	$82
3,200	4.00%, 02/15/2045 ☼Ð	3,426
3,200	4.00%, 03/15/2045 ☼Ð	3,418
1,500	4.50%, 02/15/2045 ☼Ð	1,624
1,400	5.00%, 02/15/2044 ☼Ð	1,543
100	5.50%, 02/15/2044 ☼Ð	112
		10,205
	FNMA - 5.0%
2,030	2.50%, 02/15/2030 ☼Ð	2,100
1,000	3.00%, 02/15/2030 ☼Ð	1,051
7,269	3.00%, 02/15/2045 ☼Ð	7,516
1,400	3.50%, 02/15/2030 ☼Ð	1,486
1,000	4.00%, 02/15/2029 ☼Ð	1,059
6,100	4.50%, 02/15/2045 ☼Ð	6,620
300	5.00%, 02/15/2044 ☼Ð	332
479	5.50%, 06/25/2042 ►	70
		20,234
	GNMA - 0.7%
500	3.00%, 02/15/2045 ☼Ð	519
1,700	4.00%, 03/15/2045 ☼Ð	1,810
400	5.00%, 02/15/2045 ☼Ð	441
100	6.00%, 02/15/2045 ☼Ð	113
		2,883
	Total U.S. Government Agencies
	(Cost $33,162)	$33,322

10

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Securities - 1.1%
U.S. Treasury Securities - 1.1%
	U.S. Treasury Bonds - 0.5%
$1,335	3.75%, 11/15/2043 □Є	$1,765
50	5.38%, 02/15/2031 □Є	73
		1,838
	U.S. Treasury Notes - 0.6%
550	0.38%, 04/15/2015 Є	550
900	0.88%, 01/31/2018 Є	902
80	1.88%, 09/30/2017 □Є	83
910	2.13%, 08/15/2021 □	948
		2,483
		4,321
	Total U.S. Government Securities
	(Cost $3,874)	$4,321

Common Stocks - 0.0%
	Energy - 0.0%
83,644	KCA Deutag ⌂●†	$117

	Total Common Stocks
	(Cost $1,133)	$117

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
—	Citigroup Capital XIII	$1
20	GMAC Capital Trust I β	526
		527
	Total Preferred Stocks
	(Cost $515)	$527

	Total Long-Term Investments Excluding Purchased Options
	(Cost $433,885)	$424,271

Short-Term Investments - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $7, collateralized by U.S. Treasury Note 0.88%, 2017, value of $7)
$7	0.04%, 1/31/15	$7
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $281,
collateralized by FHLMC 3.50% - 4.00%,
2032 - 2045, FNMA 1.83% - 4.50%, 2025 -
	2045, value of $286)
281	0.06%, 1/31/15	281
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $2,036, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $2,077)
2,036	0.05%, 1/31/15	2,036
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $474, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$484)
474	0.06%, 1/31/15	474
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,356, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $1,383)
1,356	0.04%, 1/31/15	1,356
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $882, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $899)
882	0.05%, 1/31/15	882
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $77, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $79)
77	0.05%, 1/31/15	77
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $324, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$331)
324	0.06%, 1/31/15	324
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $20, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $20)
20	0.06%, 1/31/15	20

11

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Short-Term Investments - 1.6% - (continued)
Repurchase Agreements - 1.6% - (continued)
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,210, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $1,234)
1,210	0.07%, 1/31/15	1,210
		6,667
	Total Short-Term Investments
	(Cost $6,667)	$6,667

Total Investments Excluding Purchased Options
(Cost $440,552)	106.6%	$430,938
Total Purchased Options
(Cost $364)	—%	78

Total Investments
(Cost $440,916) ▲	106.6%	$431,016
Other Assets and Liabilities	(6.6)%	(26,785)
Total Net Assets	100.0%	$404,231

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $441,052 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,946
Unrealized Depreciation	(21,982)
Net Unrealized Depreciation	$(10,036)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value of these securities was $117, which rounds to zero percent of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

12

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $48,932, which represents 12.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $76,947, which represents 19.0% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Illiquid securities may lack a readily available market or their valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,134

At January 31, 2015, the aggregate value of these securities was $117, which rounds to zero percent of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $33,639 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Θ	This security, or a portion of this security, has been pledged as collateral in connection with OTC option and/or swaption contracts.

□	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Cash and securities pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received *
OTC option and/or OTC swap contracts	$260	$5,117
Centrally cleared swaps contracts	1,336	–
Total	$1,596	$5,117

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.
*	Securities valued at $2,857, held on behalf of the Fund at the custodian, were designated by broker(s) as collateral in connection with OTC option and/or OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

13

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
BRL Call/USD Put	JPM	FX	2.41 BRL per USD	09/28/15	BRL	2,600,000	$2	$19	$(17)
CNY Call/USD Put	BOA	FX	6.15 CNY per USD	02/17/15	CNY	20,000,000	5	6	(1)
EUR Call/USD Put	BOA	FX	1.27 USD per EUR	01/07/16	EUR	8,000,000	53	119	(66)
RUB Call/USD Put	GSC	FX	36.97 RUB per USD	09/02/15	RUB	39,000,000	–	14	(14)
Total Calls						69,600,000	$60	$158	$(98)
Puts
PEN Put/USD Call	JPM	FX	3.01 PEN per USD	03/10/15	PEN	2,540,000	$18	$9	$9

Total purchased option contracts						72,140,000	$78	$167	$(89)

*	The number of contracts does not omit 000's.

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption USD	JPM	IR	3.50%	04/29/15	USD	11,210,000	$–	$197	$(197)

Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.22	BOA	CR	3.50%	02/18/15	EUR	24,010,000	$417	$357	$(60)
Credit Default Swaption ITRAXX.XOV.22	BNP	CR	3.00%	02/18/15	EUR	25,130,000	66	199	133
Total Calls						49,140,000	$483	$556	$73
Puts
Credit Default Swaption ITRAXX.XOV.22	BOA	CR	3.50%	02/18/15	EUR	24,010,000	$130	$313	$183
Credit Default Swaption ITRAXX.XOV.22	BNP	CR	3.00%	02/18/15	EUR	25,130,000	422	200	(222)
Total Puts						49,140,000	$552	$513	$(39)
Total written swaption contracts						98,280,000	$1,035	$1,069	$34

*	The number of contracts does not omit 000's.
Δ	For purchased swaptions, premiums are paid by the Fund, for written swaptions, premiums are received.

14

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Australian 10-Year Bond Future	4	03/16/2015	$405	$410	$5	$–	$1	$–
Australian 3-Year Bond Future	3	03/16/2015	260	261	1	–	–	–
Euro-BOBL Future	1	03/06/2015	147	148	1	–	–	–
Euro-BTP Future	8	03/06/2015	1,214	1,249	35	–	1	–
Euro-BUND Future	8	03/06/2015	1,422	1,441	19	–	6	–
Euro-OAT Future	9	03/06/2015	1,473	1,525	52	–	7	–
Euro-Schatz Future	21	03/06/2015	2,631	2,639	8	–	–	–
Japan 10-Year Bond Future	4	03/11/2015	5,004	5,046	42	–	7	–
Japan 10-Year Mini Bond Future	3	03/10/2015	376	379	3	–	1	–
Long Gilt Future	8	03/27/2015	1,469	1,493	24	–	10	–
U.S. Treasury 10-Year Note Future	603	03/20/2015	77,120	78,918	1,798	–	415	–
U.S. Treasury 30-Year Bond Future	79	03/20/2015	11,483	11,951	468	–	68	–
U.S. Treasury 5-Year Note Future	361	03/31/2015	43,645	43,805	160	–	166	–
Total					$2,616	$–	$682	$–
Short position contracts:
90-Day Eurodollar Future	3	03/16/2015	$748	$748	$–	$–	$–	$–
U.S. Treasury 2-Year Note Future	211	03/31/2015	46,240	46,370	–	(130)	–	(46)
U.S. Treasury CME Ultra Long Term Bond Future	70	03/20/2015	11,444	12,526	–	(1,082)	–	(138)
Total					$–	$(1,212)	$–	$(184)
Total futures contracts					$2,616	$(1,212)	$682	$(184)

*	The number of contracts does not omit 000's.

15

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	398	(0.32)%	07/25/45	$190	$–	$83	$–	$(107)
ABX.HE.AA.06-1	JPM	USD	1,282	(0.32)%	07/25/45	337	–	268	–	(69)
ABX.HE.AAA.06-1	BCLY	USD	46	(0.18)%	07/25/45	5	–	1	–	(4)
ABX.HE.AAA.06-1	GSC	USD	208	(0.18)%	07/25/45	18	–	5	–	(13)
ABX.HE.AAA.06-1	JPM	USD	214	(0.18)%	07/25/45	4	–	5	1	–
ABX.HE.AAA.06-1	JPM	USD	84	(0.18)%	07/25/45	3	–	3	–	–
ABX.HE.AAA.06-1	MSC	USD	76	(0.18)%	07/25/45	9	–	2	–	(7)
ABX.HE.AAA.06-1	MSC	USD	49	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.AAA.06-2	BOA	USD	1,442	(0.11)%	05/25/46	300	–	288	–	(12)
ABX.HE.AAA.06-2	DEUT	USD	149	(0.11)%	05/25/46	35	–	30	–	(5)
ABX.HE.AAA.06-2	MSC	USD	694	(0.11)%	05/25/46	134	–	139	5	–
ABX.HE.AAA.07-1	CSI	USD	1,318	(0.09)%	08/25/37	380	–	342	–	(38)
ABX.HE.AAA.07-1	GSC	USD	461	(0.09)%	08/25/37	116	–	120	4	–
ABX.HE.AAA.07-1	MSC	USD	1,413	(0.09)%	08/25/37	345	–	367	22	–
ABX.HE.PENAAA.06-2	BOA	USD	7	(0.11)%	05/25/46	2	–	1	–	(1)
ABX.HE.PENAAA.06-2	CSI	USD	1,207	(0.11)%	05/25/46	364	–	168	–	(196)
ABX.HE.PENAAA.06-2	JPM	USD	430	(0.11)%	05/25/46	83	–	60	–	(23)
ABX.HE.PENAAA.06-2	JPM	USD	338	(0.11)%	05/25/46	46	–	47	1	–
ABX.HE.PENAAA.07-1	BCLY	USD	942	(0.09)%	08/25/37	408	–	212	–	(196)
CDX.EM.22	BNP	USD	1,345	(1.00)%	12/20/19	161	–	173	12	–
CDX.EM.22	DEUT	USD	1,415	(1.00)%	12/20/19	167	–	182	15	–
CDX.EM.22	GSC	USD	3,665	(1.00)%	12/20/19	436	–	472	36	–
CMBX.NA.A.7	JPM	USD	755	(2.00)%	01/17/47	–	(15)	2	17	–
CMBX.NA.AA.2	BOA	USD	1,570	(0.15)%	03/15/49	594	–	510	–	(84)
CMBX.NA.AA.2	CSI	USD	1,028	(0.15)%	03/15/49	318	–	334	16	–
CMBX.NA.AA.2	JPM	USD	1,386	(0.15)%	03/15/49	521	–	450	–	(71)
CMBX.NA.AA.2	MSC	USD	118	(0.15)%	03/15/49	46	–	38	–	(8)
CMBX.NA.AA.7	CSI	USD	2,055	(1.50)%	01/17/47	9	–	7	–	(2)
CMBX.NA.AA.7	CSI	USD	820	(1.50)%	01/17/47	–	(8)	3	11	–
CMBX.NA.AA.7	MSC	USD	870	(1.50)%	01/17/47	–	(9)	3	12	–
CMBX.NA.AJ.1	JPM	USD	735	(0.84)%	10/12/52	52	–	15	–	(37)
CMBX.NA.AJ.1	MSC	USD	390	(0.84)%	10/12/52	27	–	8	–	(19)
CMBX.NA.AJ.2	CSI	USD	878	(1.09)%	03/15/49	72	–	76	4	–
CMBX.NA.AJ.2	DEUT	USD	1,061	(1.09)%	03/15/49	95	–	91	–	(4)
CMBX.NA.AJ.4	CSI	USD	2,211	(0.96)%	02/17/51	414	–	444	30	–
CMBX.NA.AJ.4	DEUT	USD	891	(0.96)%	02/17/51	172	–	178	6	–
CMBX.NA.AJ.4	GSC	USD	1,449	(0.96)%	02/17/51	251	–	291	40	–
CMBX.NA.AJ.4	MSC	USD	369	(0.96)%	02/17/51	64	–	74	10	–
CMBX.NA.AJ.4	MSC	USD	1,688	(0.96)%	02/17/51	523	–	339	–	(184)
CMBX.NA.AM.2	CSI	USD	1,545	(0.50)%	03/15/49	94	–	11	–	(83)
CMBX.NA.AM.2	MSC	USD	2,945	(0.50)%	03/15/49	146	–	22	–	(124)
CMBX.NA.AM.4	MSC	USD	675	(0.50)%	02/17/51	97	–	20	–	(77)
CMBX.NA.AS.6	CSI	USD	1,700	(1.00)%	05/11/63	22	–	18	–	(4)
CMBX.NA.AS.7	CSI	USD	1,080	(1.00)%	01/17/47	25	–	20	–	(5)
CMBX.NA.AS.7	GSC	USD	725	(1.00)%	01/17/47	17	–	14	–	(3)
Total						$7,103	$(32)	$5,937	$242	$(1,376)

16

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront |Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Sell protection:
CMBX.NA.A.2	BOA	USD	429	0.25%	03/15/49	$–	$(247)	$(282)	$–	$(35)
CMBX.NA.AAA.6	BOA	USD	825	0.50%	05/11/63	–	(22)	(20)	2	–
CMBX.NA.AAA.6	BOA	USD	1,760	0.50%	05/11/63	–	(40)	(42)	–	(2)
CMBX.NA.AAA.6	CSI	USD	2,155	0.50%	05/11/63	–	(52)	(51)	1	–
CMBX.NA.AAA.6	CSI	USD	3,830	0.50%	05/11/63	–	(86)	(91)	–	(5)
CMBX.NA.AAA.6	DEUT	USD	41,065	0.50%	05/11/63	–	(1,960)	(972)	988	–
CMBX.NA.AAA.6	GSC	USD	6,665	0.50%	05/11/63	–	(132)	(158)	–	(26)
CMBX.NA.AAA.6	JPM	USD	4,995	0.50%	05/11/63	–	(164)	(118)	46	–
CMBX.NA.AAA.6	UBS	USD	885	0.50%	05/11/63	–	(20)	(21)	–	(1)
CMBX.NA.BB.6	BOA	USD	865	5.00%	05/11/63	–	(4)	(4)	–	–
CMBX.NA.BB.6	BOA	USD	1,340	5.00%	05/11/63	–	(13)	(6)	7	–
CMBX.NA.BB.6	CSI	USD	800	5.00%	05/11/63	–	–	(3)	–	(3)
CMBX.NA.BB.6	CSI	USD	710	5.00%	05/11/63	–	(5)	(3)	2	–
CMBX.NA.BB.6	MSC	USD	3,355	5.00%	05/11/63	–	(215)	(15)	200	–
CMBX.NA.BB.6	UBS	USD	98	5.00%	05/11/63	1	–	–	–	(1)
CMBX.NA.BB.7	BOA	USD	325	5.00%	01/17/47	–	(7)	(8)	–	(1)
CMBX.NA.BB.7	CSI	USD	1,490	5.00%	01/17/47	–	(62)	(39)	23	–
CMBX.NA.BB.7	DEUT	USD	440	5.00%	01/17/47	–	(12)	(11)	1	–
CMBX.NA.BB.7	GSC	USD	1,135	5.00%	01/17/47	–	(67)	(29)	38	–
CMBX.NA.BB.8	BOA	USD	535	5.00%	10/17/57	–	(39)	(38)	1	–
CMBX.NA.BB.8	CSI	USD	175	5.00%	10/17/57	–	(12)	(12)	–	–
CMBX.NA.BBB-.7	CSI	USD	925	3.00%	01/17/47	–	(56)	(22)	34	–
PrimeX.ARM.2	MSC	USD	1,304	4.58%	12/25/37	43	–	40	–	(3)
PrimeX.ARM.2	MSC	USD	143	4.58%	12/25/37	–	(11)	4	15	–
Total						$44	$(3,226)	$(1,901)	$1,358	$(77)
Total traded indices						$7,147	$(3,258)	$4,036	$1,600	$(1,453)
Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	GSC	USD	755	(1.00)% / 2.21%	12/20/19	$32	$–	$42	$10	$–
Brazil (Federative Republic of)	JPM	USD	770	(1.00)% / 2.21%	12/20/19	38	–	43	5	–
Darden Restaurants, Inc.	BCLY	USD	1,225	(1.00)% / 1.30%	12/20/19	45	–	18	–	(27)
Russia (Federation of)	GSC	USD	1,605	(1.00)% / 6.29%	12/20/19	340	–	338	–	(2)
Total						$455	$–	$441	$15	$(29)
Sell protection:
Bank of America Corp.	GSC	USD	7,600	1.00% / 0.43%	09/20/17	$–	$(529)	$114	$643	$–
Citigroup, Inc.	GSC	USD	7,225	1.00% / 0.50%	09/20/17	–	(470)	96	566	–
Goldman Sachs Group, Inc.	UBS	USD	3,625	1.00% / 0.57%	09/20/17	–	(267)	41	308	–
Morgan Stanley	BCLY	USD	3,625	1.00% / 0.52%	09/20/17	–	(406)	46	452	–
Total						$–	$(1,672)	$297	$1,969	$–
Total single-name issues						$455	$(1,672)	$738	$1,984	$(29)
Total OTC contracts						$7,602	$(4,930)	$4,774	$3,584	$(1,482)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

17

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.23	CME	USD	31,950	(1.00)%	12/20/19	$(461)	$(447)	$14	$–	$32	$–
ITRAXX.XOV.22	ICE	EUR	8,630	(5.00)%	12/20/19	(795)	(747)	48	–	43	–
Total						$(1,256)	$(1,194)	$62	$–	$75	$–
Sell protection:
CDX.NA.HY.23	CME	USD	42,325	5.00%	12/20/19	$2,598	$2,350	$–	$(248)	$–	$(97)

Total traded indices						$1,342	$1,156	$62	$(248)	$75	$(97)
Total centrally cleared contracts						$1,342	$1,156	$62	$(248)	$75	$(97)

(a)	The FCM to the contracts is GSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
DEUT	6M WIBOR PLN	1.68% Fixed	PLN	70	03/18/20	$–	$–	$–	$–	$–
DEUT	KRW CD KSDA	2.11% Fixed	KRW	23,240	03/18/25	–	–	–	–	–
GSC	6M WIBOR PLN	1.67% Fixed	PLN	100	03/18/20	–	–	–	–	–
JPM	6M WIBOR PLN	1.65% Fixed	PLN	135	03/18/20	–	–	–	–	–
JPM	6M WIBOR PLN	1.68% Fixed	PLN	350	03/18/20	–	–	1	1	–
JPM	6M WIBOR PLN	1.73% Fixed	PLN	100	03/18/20	–	–	–	–	–
JPM	KRW CD KSDA	2.11% Fixed	KRW	69,730	03/18/25	–	–	–	–	–
Total						$–	$–	$1	$1	$–

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
CPURNSA	JPM	USD	22,700	(1.84)% Fixed	01/15/25	$–	$–	$23	$23	$–
JPM CORP EMBI †	JPM	USD	12,625	3M LIBOR - 1.25%	06/24/15	–	–	(87)	–	(87)
Total						$–	$–	$(64)	$23	$(87)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2015, the aggregate market value of these securities was $(87), which rounds to zero percent of total net assets.

18

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 3.50%	$1,700	02/15/2045	$1,793	$(13)
FNMA, 3.50%	4,800	02/15/2045	5,071	(46)
FNMA, 5.50%	400	02/15/2045	447	–
GNMA, 3.00%	700	02/15/2045	727	(1)
GNMA, 4.50%	1,400	02/15/2040	1,528	(2)
GNMA, 4.50%	700	02/15/2045	760	(2)
Total			$10,326	$(64)

At January 31, 2015, the aggregate market value of these securities represents 2.6% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/27/2015	BNP	$14	$13	$–	$(1)
AUD	Buy	02/27/2015	BOA	125	118	–	(7)
AUD	Buy	02/27/2015	CBA	940	899	–	(41)
AUD	Buy	02/27/2015	DEUT	33	32	–	(1)
AUD	Buy	02/27/2015	GSC	45	42	–	(3)
AUD	Buy	02/27/2015	JPM	37	35	–	(2)
AUD	Buy	02/27/2015	WEST	20	19	–	(1)
AUD	Sell	02/27/2015	BOA	74	72	2	–
AUD	Sell	02/27/2015	CBA	143	137	6	–
AUD	Sell	02/27/2015	HSBC	20	19	1	–
AUD	Sell	02/27/2015	JPM	56	54	2	–
AUD	Sell	02/27/2015	MSC	15	14	1	–
AUD	Sell	02/27/2015	NAB	20	19	1	–
AUD	Sell	02/27/2015	RBC	14	13	1	–
AUD	Sell	02/27/2015	UBS	8	8	–	–
BRL	Buy	03/03/2015	UBS	1,138	1,104	–	(34)
BRL	Sell	03/03/2015	MSC	1,112	1,103	9	–
CAD	Buy	02/27/2015	DEUT	14	13	–	(1)
CAD	Buy	02/27/2015	GSC	30	28	–	(2)
CAD	Buy	02/27/2015	HSBC	20	19	–	(1)
CAD	Buy	02/27/2015	JPM	9	9	–	–
CAD	Buy	02/27/2015	MSC	15	14	–	(1)
CAD	Buy	02/27/2015	RBC	681	636	–	(45)
CAD	Sell	02/27/2015	BOA	87	83	4	–
CAD	Sell	02/27/2015	DEUT	29	28	1	–
CAD	Sell	02/27/2015	GSC	15	14	1	–
CAD	Sell	02/27/2015	JPM	94	89	5	–
CAD	Sell	02/27/2015	RBC	8	8	–	–
CAD	Sell	02/27/2015	WEST	20	19	1	–
CHF	Buy	02/27/2015	JPM	28	28	–	–
CHF	Buy	02/27/2015	MSC	30	33	3	–
CHF	Sell	02/27/2015	CSFB	92	102	–	(10)
COP	Buy	03/18/2015	CBK	843	833	–	(10)
COP	Sell	03/18/2015	BOA	2,560	2,527	33	–
COP	Sell	03/16/2015	HSBC	2,192	2,125	67	–
COP	Sell	03/16/2015	SSG	2,226	2,116	110	–
DKK	Sell	02/27/2015	WEST	7	7	–	–
EUR	Buy	02/27/2015	BNP	185	185	–	–
EUR	Buy	03/18/2015	BNP	17,059	16,273	–	(786)
EUR	Buy	02/27/2015	BOA	8,435	8,060	–	(375)
EUR	Buy	02/27/2015	CBK	57	57	–	–
EUR	Buy	02/27/2015	GSC	29	29	–	–
EUR	Buy	02/27/2015	HSBC	19	19	–	–

19

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	02/27/2015	JPM	$126	$123	$–	$(3)
EUR	Buy	02/27/2015	MSC	9	9	–	–
EUR	Buy	03/18/2015	NAB	11	10	–	(1)
EUR	Buy	02/27/2015	RBC	1,051	1,044	–	(7)
EUR	Buy	02/27/2015	UBS	14	14	–	–
EUR	Sell	02/27/2015	BOA	13,454	12,855	599	–
EUR	Sell	02/27/2015	CBA	21	20	1	–
EUR	Sell	02/27/2015	CBK	58	57	1	–
EUR	Sell	02/27/2015	CBK	129	129	–	–
EUR	Sell	09/18/2015	CBK	847	742	105	–
EUR	Sell	02/19/2015	DEUT	666	639	27	–
EUR	Sell	02/27/2015	DEUT	78	77	1	–
EUR	Sell	02/27/2015	DEUT	29	29	–	–
EUR	Sell	02/27/2015	GSC	157	151	6	–
EUR	Sell	02/27/2015	GSC	19	19	–	–
EUR	Sell	02/19/2015	JPM	119	107	12	–
EUR	Sell	02/27/2015	JPM	209	208	1	–
EUR	Sell	02/27/2015	JPM	116	116	–	–
EUR	Sell	02/27/2015	MSC	81	78	3	–
EUR	Sell	02/27/2015	MSC	15	15	–	–
EUR	Sell	03/18/2015	MSC	10	10	–	–
EUR	Sell	03/18/2015	NAB	2,171	1,981	190	–
EUR	Sell	02/27/2015	TDS	143	136	7	–
GBP	Buy	02/06/2015	BCLY	1,391	1,378	–	(13)
GBP	Buy	03/18/2015	BNP	4,063	4,035	–	(28)
GBP	Buy	02/27/2015	BOA	90	90	–	–
GBP	Buy	02/27/2015	CBA	30	30	–	–
GBP	Buy	02/27/2015	CBK	51	50	–	(1)
GBP	Buy	02/27/2015	DEUT	1,494	1,488	–	(6)
GBP	Buy	02/27/2015	GSC	20	20	–	–
GBP	Buy	02/27/2015	GSC	32	32	–	–
GBP	Buy	02/27/2015	HSBC	3	3	–	–
GBP	Buy	02/27/2015	JPM	50	50	–	–
GBP	Buy	02/27/2015	JPM	66	66	–	–
GBP	Sell	03/18/2015	BCLY	1,391	1,378	13	–
GBP	Sell	02/27/2015	BNP	143	143	–	–
GBP	Sell	02/06/2015	BOA	876	835	41	–
GBP	Sell	02/27/2015	BOA	30	30	–	–
GBP	Sell	02/06/2015	DEUT	167	166	1	–
GBP	Sell	02/27/2015	DEUT	3,699	3,684	15	–
GBP	Sell	02/27/2015	GSC	50	50	–	–
GBP	Sell	02/27/2015	JPM	30	30	–	–
GBP	Sell	02/06/2015	MSC	394	377	17	–
GBP	Sell	02/27/2015	MSC	50	50	–	–
GBP	Sell	02/27/2015	UBS	48	48	–	–
JPY	Buy	03/18/2015	BNP	19,194	19,368	174	–
JPY	Buy	02/27/2015	BOA	54	54	–	–
JPY	Buy	02/27/2015	BOA	65	65	–	–
JPY	Buy	02/27/2015	CBK	53	53	–	–
JPY	Buy	02/27/2015	HSBC	40	40	–	–
JPY	Buy	02/27/2015	JPM	89	89	–	–
JPY	Buy	02/27/2015	JPM	40	40	–	–
JPY	Buy	02/27/2015	MSC	168	167	–	(1)
JPY	Buy	02/27/2015	NAB	9,263	9,351	88	–
JPY	Sell	02/27/2015	BNP	86	86	–	–
JPY	Sell	02/27/2015	CBA	19	19	–	–
JPY	Sell	02/27/2015	CBK	20	20	–	–
JPY	Sell	02/27/2015	CBK	216	218	–	(2)
JPY	Sell	02/27/2015	GSC	61	61	–	–

20

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	02/27/2015	GSC	$20	$20	$–	$–
JPY	Sell	02/27/2015	HSBC	20	20	–	–
JPY	Sell	02/27/2015	JPM	136	138	–	(2)
JPY	Sell	02/27/2015	MSC	59	59	–	–
JPY	Sell	02/27/2015	RBS	49	49	–	–
JPY	Sell	02/27/2015	TDS	92	94	–	(2)
KRW	Buy	02/27/2015	BCLY	30	30	–	–
KRW	Sell	02/27/2015	HSBC	49	49	–	–
KRW	Sell	02/27/2015	JPM	29	29	–	–
MXN	Buy	02/27/2015	JPM	39	38	–	(1)
MXN	Buy	02/27/2015	MSC	211	206	–	(5)
MXN	Buy	02/27/2015	RBC	15	14	–	(1)
MXN	Sell	02/27/2015	CBK	–	–	–	–
MXN	Sell	02/27/2015	MSC	38	37	1	–
MXN	Sell	02/27/2015	SCB	9	9	–	–
MYR	Buy	02/13/2015	BOA	810	779	–	(31)
MYR	Sell	02/13/2015	BCLY	1,693	1,567	126	–
MYR	Sell	02/27/2015	HSBC	287	283	4	–
NOK	Buy	02/27/2015	DEUT	4	4	–	–
NOK	Buy	02/27/2015	GSC	36	36	–	–
NOK	Buy	02/27/2015	JPM	14	14	–	–
NOK	Buy	02/27/2015	JPM	10	10	–	–
NZD	Buy	02/27/2015	CBA	10	9	–	(1)
NZD	Buy	02/27/2015	JPM	9	9	–	–
NZD	Buy	02/27/2015	MSC	2	2	–	–
NZD	Sell	02/27/2015	CBA	1	1	–	–
NZD	Sell	02/27/2015	NAB	11	11	–	–
NZD	Sell	02/27/2015	SCB	7	7	–	–
PLN	Sell	02/27/2015	BNP	4	4	–	–
PLN	Sell	02/27/2015	BNP	38	38	–	–
RON	Buy	03/16/2015	BNP	1,302	1,197	–	(105)
RSD	Buy	09/18/2015	CBK	787	681	–	(106)
RUB	Sell	03/18/2015	JPM	338	314	24	–
SEK	Buy	02/27/2015	DEUT	15	15	–	–
SEK	Buy	02/27/2015	JPM	15	15	–	–
SEK	Buy	02/27/2015	MSC	104	101	–	(3)
SEK	Sell	02/27/2015	GSC	32	32	–	–
SEK	Sell	02/27/2015	HSBC	2	2	–	–
SEK	Sell	02/27/2015	JPM	53	52	1	–
SEK	Sell	02/27/2015	MSC	165	160	5	–
SGD	Sell	02/27/2015	UBS	183	181	2	–
TRY	Sell	03/18/2015	BCLY	792	758	34	–
ZAR	Buy	02/27/2015	CBK	89	89	–	–
Total						$1,747	$(1,640)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

21

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish New Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian New Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CR	Credit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate

Credit Exposure
as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	9.1%
Aa/ AA	3.0
A	2.0
Baa/ BBB	22.9
Ba/ BB	27.8
B	20.7
Caa/ CCC or Lower	11.7
Not Rated	7.7
Non-Debt Securities and Other Short-Term Instruments	1.7
Other Assets and Liabilities	(6.6)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

22

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$57,470	$–	$42,050	$15,420
Common Stocks ‡	117	–	–	117
Corporate Bonds	95,315	–	94,453	862
Foreign Government Obligations	132,335	–	132,335	–
Municipal Bonds	3,667	–	3,667	–
Preferred Stocks	527	527	–	–
Senior Floating Rate Interests	97,197	–	97,197	–
U.S. Government Agencies	33,322	–	33,322	–
U.S. Government Securities	4,321	–	4,321	–
Short-Term Investments	6,667	–	6,667	–
Purchased Options	78	–	78	–
Total	$431,016	$527	$414,090	$16,399
Foreign Currency Contracts *	$1,747	$–	$1,747	$–
Futures *	2,616	2,616	–	–
Swaps - Credit Default *	3,646	–	3,646	–
Swaps - Interest Rate *	1	–	1	–
Swaps - Total Return *	23	–	23	–
Total	$8,033	$2,616	$5,417	$–
Liabilities:
TBA Sale Commitments	$10,326	$–	$10,326	$–
Written Options	1,035	–	1,035	–
Total	$11,361	$–	$11,361	$–
Foreign Currency Contracts *	$1,640	$–	$1,640	$–
Futures *	1,212	1,212	–	–
Swaps - Credit Default *	1,730	–	1,730	–
Swaps - Total Return *	87	–	–	87
Total	$4,669	$1,212	$3,370	$87

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

23

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$17,124	$607		$(641	)†	$271	$1,989	$(3,650)	$—	$(280)	$15,420
Common Stocks	408	—		(291	)‡	—	—	—	—	—	117
Corporate Bonds	930	—		11	§	—	851	—	—	(930)	862
Total	$18,462	$607		$(921)		$271	$2,840	$(3,650)	$—	$(1,210)	$16,399

Liabilities:
Swaps**	$40	$—	††	$47	‡‡	$—	$—	$—	$—	$—	$87
Total	$40	$—		$47		$—	$—	$—	$—	$—	$87

*

Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(90).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(291).
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $11.
**	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/ depreciation on the investment.
††	The realized gain (loss) earned for swaps during the period ended January 31, 2015 was $194.
‡‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(87).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

24

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.6%
	Finance and Insurance - 26.6%
	Adjustable Rate Mortgage Trust
$502	0.44%, 11/25/2035 Δ	$457
	American Home Mortgage Assets Trust
1,027	1.05%, 10/25/2046 Δ	743
	American Money Management Corp.
4,200	1.71%, 07/27/2026 ■Δ	4,171
	AmeriCredit Automobile Receivables Trust
2,030	2.72%, 09/09/2019	2,070
	Apidos CLO
2,935	1.68%, 01/19/2025 ■Δ	2,914
4,775	1.73%, 04/17/2026 ■Δ	4,760
	Ares CLO Ltd.
3,810	1.08%, 04/20/2023 ■Δ	3,790
4,460	1.75%, 04/17/2026 ■‡Δ	4,450
	Atlas Senior Loan Fund Ltd.
3,775	1.78%, 10/15/2026 ■‡Δ	3,764
1,905	1.80%, 07/16/2026 ■‡Δ	1,903
	Atrium CDO Corp.
1,740	1.99%, 11/16/2022 ■Δ	1,708
3,420	2.38%, 10/23/2025 ■Δ	3,390
	Avalon IV Capital Ltd.
1,755	2.08%, 04/17/2023 ■Δ	1,732
	Avery Point CLO Ltd.
4,375	1.78%, 04/25/2026 ■Δ	4,340
	Babson CLO Ltd.
1,030	1.72%, 07/12/2025 ■‡Δ	1,027
	Banc of America Commercial Mortgage, Inc.
1,403	5.15%, 09/10/2047 ‡Δ	1,426
735	5.26%, 11/10/2042 Δ	735
272	5.75%, 02/10/2051 Δ	298
	Banc of America Funding Corp.
237	0.40%, 02/20/2047 Δ	203
2,832	0.47%, 05/20/2047 Δ	2,354
3,415	5.77%, 05/25/2037 ‡	3,020
160	5.85%, 01/25/2037	128
	BCAP LLC Trust
588	0.34%, 01/25/2037 Δ	467
1,552	0.35%, 03/25/2037 Δ	1,315
	Bear Stearns Adjustable Rate Mortgage Trust
1,651	2.43%, 10/25/2035 Δ	1,628
	Bear Stearns Alt-A Trust
299	0.49%, 08/25/2036 Δ	227
1,638	0.55%, 05/25/2036 Δ	1,291
3,606	0.67%, 01/25/2036 ‡Δ	2,772
	Bear Stearns Commercial Mortgage Securities, Inc.
1,289	5.13%, 10/12/2042 ‡Δ	1,301
1,291	5.33%, 02/11/2044	1,379
3,559	5.41%, 12/11/2040	3,645
480	5.47%, 01/12/2045	516
1,077	5.54%, 10/12/2041 ‡	1,135
3,491	5.69%, 06/11/2050	3,791
3,005	5.71%, 06/11/2040 ‡Δ	3,247
	Cal Funding II Ltd.
717	3.47%, 10/25/2027 ■	731
	Cent CLO L.P.
3,995	1.71%, 01/25/2026 ■‡Δ	3,985
2,865	1.72%, 07/27/2026 ■‡Δ	2,857
	CHL Mortgage Pass-Through Trust
1,517	0.51%, 03/25/2035 Δ	1,243
727	2.42%, 06/20/2035 Δ	694
	CIFC Funding Ltd.
4,175	1.73%, 05/24/2026 ■‡Δ	4,152
4,745	1.75%, 04/18/2025 ■‡Δ	4,724
3,940	2.33%, 08/14/2024 ■Δ	3,903
	Citigroup Commercial Mortgage Trust
2,100	4.02%, 03/10/2047	2,320
415	4.40%, 03/10/2047 ■Δ	344
305	4.90%, 03/10/2047 ■Δ	303
1,136	5.77%, 03/15/2049 Δ	1,184
615	6.14%, 12/10/2049 ‡Δ	676
	Citigroup/Deutsche Bank Commercial Mortgage Trust
2,334	5.30%, 01/15/2046 ‡Δ	2,394
5,185	5.32%, 12/11/2049 ‡	5,489
	Cobalt CMBS Commercial Funding Corp.
575	5.25%, 08/15/2048	590
	Commercial Mortgage Loan Trust
5,422	6.04%, 12/10/2049 ‡Δ	5,841
	Commercial Mortgage Pass-Through Certificates
9,126	2.40%, 07/10/2046 ■►	423
1,160	2.85%, 10/15/2045 ‡	1,194
2,255	3.96%, 03/10/2047 ‡	2,494
1,425	4.02%, 07/10/2045	1,582
2,350	4.05%, 04/10/2047	2,612
1,351	5.76%, 06/10/2046 Δ	1,410
	Commercial Mortgage Trust
3,050	3.42%, 03/10/2031 ■	3,234
1,105	4.35%, 03/10/2046 ■Δ	755
630	4.58%, 10/15/2045 ■Δ	516
	Community or Commercial Mortgage Trust
1,155	3.69%, 08/10/2047	1,250
1,630	4.01%, 04/10/2047	1,808
2,060	4.24%, 07/10/2045 Δ	2,335
	Connecticut Avenue Securities Series
335	2.77%, 05/25/2024 Δ	300
1,400	3.07%, 07/25/2024 Δ	1,266
2,375	3.17%, 07/25/2024 Δ	2,129
850	5.07%, 11/25/2024 Δ	867
	Countrywide Alternative Loan Trust
2,870	0.44%, 01/25/2036 Δ	2,552
1,502	0.49%, 11/25/2035 Δ	1,194
264	0.67%, 12/25/2035 Δ	189
1,249	5.75%, 05/25/2036	1,059
430	6.00%, 05/25/2036	364
275	6.00%, 12/25/2036	217
	Countrywide Home Loans, Inc.
2,679	2.54%, 09/25/2047 Δ	2,387
1,035	2.71%, 04/20/2036 Δ	728
1,514	4.83%, 11/20/2035 Δ	1,358
1,975	5.75%, 08/25/2037	1,884
	CPS Automotive Trust
898	1.54%, 07/16/2018 ■	900
609	1.82%, 12/16/2019 ■	613
107	5.01%, 06/17/2019 ■	109

1

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.6% - (continued)
	Finance and Insurance - 26.6% - (continued)
	Credit Acceptance Automotive Loan Trust
$2,380	1.21%, 10/15/2020 ■	$2,382
1,595	1.50%, 04/15/2021 ■	1,601
2,075	1.55%, 10/15/2021 ■	2,077
4,100	1.88%, 03/15/2022 ■	4,121
805	2.21%, 09/15/2020 ■	810
1,780	3.12%, 03/16/2020 ■	1,786
	Credit Suisse Commercial Mortgage Trust
1,120	5.97%, 02/15/2041 Δ	1,235
	Credit Suisse Mortgage Capital Certificates
1,245	5.70%, 06/15/2039 Δ	1,334
	CS First Boston Mortgage Securities Corp.
1,375	4.77%, 07/15/2037	1,383
2,790	4.88%, 04/15/2037 ‡	2,793
1,904	5.50%, 06/25/2035	1,811
	CW Capital Cobalt Ltd.
1,648	5.22%, 08/15/2048	1,737
	DBUBS Mortgage Trust
11,072	1.37%, 01/01/2021 ■►	254
	Downey S & L Association Mortgage Loan Trust
1,121	1.03%, 03/19/2046 Δ	863
	Dryden Senior Loan Fund
4,695	1.58%, 04/18/2026 ■‡Δ	4,653
4,800	1.71%, 07/15/2026 ■Δ	4,785
	First Franklin Mortgage Loan Trust
2,250	0.41%, 04/25/2036 Δ	1,454
	First Investors Automotive Owner Trust
1,175	1.49%, 01/15/2020 ■	1,179
3,440	1.67%, 11/16/2020 ■	3,452
605	1.81%, 10/15/2018 ■	609
930	2.39%, 11/16/2020 ■	937
	Flagship Credit Automotive Trust
900	1.21%, 04/15/2019 ■	899
	Flatiron CLO Ltd.
1,015	2.14%, 07/17/2026 ■Δ	1,006
	Ford Credit Floorplan Master Owner Trust
695	1.40%, 02/15/2019 Θ	697
	Four Times Square Trust
1,710	5.40%, 12/13/2028 ■‡	1,983
	FREMF Mortgage Trust
2,495	3.01%, 10/25/2047 ■Δ	2,545
2,710	5.24%, 09/25/2043 ■Δ	3,055
	GE Business Loan Trust
914	1.17%, 05/15/2034 ■Δ	760
	GE Capital Commercial Mortgage Corp.
950	5.31%, 11/10/2045 ‡Δ	964
	GM Financial Automobile Leasing Trust
650	1.96%, 03/20/2018 ■	655
	GMAC Commercial Mortgage Securities, Inc.
1,842	5.24%, 11/10/2045 Δ	1,872
	GMAC Mortgage Corp. Loan Trust
1,477	2.93%, 09/19/2035 Δ	1,379
213	2.97%, 04/19/2036 Δ	188
	Gramercy Park CLO Ltd.
4,250	1.53%, 07/17/2023 ■‡Δ	4,250
	Greenwich Capital Commercial Funding Corp.
460	5.44%, 03/10/2039 Δ	490
4,350	5.74%, 12/10/2049	4,718
962	5.82%, 07/10/2038 ‡Δ	1,003
	GS Mortgage Securities Trust
27,393	0.31%, 07/10/2046 ►	311
5,202	1.69%, 08/10/2044 ■►	302
2,010	2.95%, 11/05/2034 ■	2,068
695	3.67%, 04/10/2047 ■Δ	489
1,920	3.68%, 04/12/2047 ‡Δ	2,058
3,305	3.86%, 06/10/2047	3,620
2,090	4.00%, 04/10/2047 ‡Δ	2,309
1,310	4.87%, 04/10/2047 ■Δ	1,285
	GSAA Home Equity Trust
7,326	0.25%, 02/25/2037 Δ	3,971
1,349	0.26%, 12/25/2036 Δ	673
2,077	0.26%, 03/25/2037 Δ	1,097
676	0.47%, 03/25/2036 Δ	485
1,890	5.98%, 06/25/2036	1,130
	GSR Mortgage Loan Trust
324	0.67%, 11/25/2035 Δ	238
5,115	2.63%, 01/25/2036 Δ	4,732
	Harborview Mortgage Loan Trust
1,933	0.35%, 01/19/2038 Δ	1,639
2,112	0.40%, 12/19/2036 Δ	1,500
1,124	0.51%, 01/19/2035 Δ	785
	Hilton USA Trust
3,260	2.66%, 11/05/2030 ■‡	3,279
503	2.91%, 11/05/2030 ■Δ	502
	IndyMac Index Mortgage Loan Trust
658	0.41%, 07/25/2035 Δ	595
1,616	0.45%, 07/25/2035 Δ	1,351
295	0.46%, 01/25/2036 Δ	205
1,483	0.57%, 07/25/2046 Δ	823
1,065	2.45%, 01/25/2036 Δ	991
712	2.48%, 08/25/2035 Δ	570
	ING Investment Management CLO Ltd.
2,300	1.43%, 03/14/2022 ■Δ	2,280
4,690	1.73%, 04/18/2026 ■╦Δ	4,680
1,565	2.08%, 03/14/2022 ■Δ	1,545
	JP Morgan Chase Commercial Mortgage Securities Corp.
3,558	1.67%, 02/12/2051 Δ	3,413
811	2.75%, 10/15/2045 ■	641
1,435	2.83%, 10/15/2045	1,473
1,305	3.91%, 05/05/2030 ■Δ	1,401
2,740	4.17%, 12/15/2046	3,060
730	4.42%, 12/15/2047 ■Δ	645
625	4.67%, 10/15/2045 ■Δ	642
2,917	5.24%, 01/12/2043 Δ	2,969
3,270	5.24%, 12/15/2044 Δ	3,326
5,022	5.34%, 05/15/2047	5,324
4,193	5.70%, 02/12/2049 Δ	4,508
1,866	5.72%, 02/15/2051	2,007
1,110	5.87%, 04/15/2045 Δ	1,155
499	6.07%, 02/12/2051	548
	JP Morgan Mortgage Trust
1,269	2.54%, 09/25/2035 Δ	1,207
309	2.54%, 04/25/2037 Δ	276

2

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.6% - (continued)
	Finance and Insurance - 26.6% - (continued)
	JP Morgan Mortgage Trust - (continued)
$229	2.78%, 05/25/2036 Δ	$204
	JPMBB Commercial Mortgage Securities Trust
15,467	0.89%, 09/15/2047 ►	805
1,180	3.49%, 01/15/2048	1,258
1,650	3.77%, 08/15/2047	1,801
1,665	3.80%, 09/15/2047	1,814
2,085	4.00%, 04/15/2047	2,299
1,250	4.20%, 01/15/2047	1,405
	LB-UBS Commercial Mortgage Trust
347	5.43%, 02/15/2040	372
4,877	5.86%, 07/15/2040	5,150
918	6.15%, 04/15/2041 Δ	1,014
	LCM Ltd.
615	2.13%, 04/15/2022 ■Δ	608
	Lehman Brothers Small Balance Commercial
190	5.52%, 09/25/2030 ■Δ	193
	Lehman XS Trust
1,142	0.38%, 07/25/2046 Δ	907
	Limerock CLO
4,765	1.73%, 04/18/2026 ■Δ	4,742
	Luminent Mortgage Trust
574	0.37%, 02/25/2046 Δ	438
	Madison Park Funding Ltd.
2,800	1.71%, 01/19/2025 ■Δ	2,780
4,525	1.76%, 07/20/2026 ■Δ	4,504
415	2.46%, 04/22/2022 ■Δ	413
3,370	2.64%, 01/27/2026 ■Δ	3,349
	Magnetite CLO Ltd.
3,890	1.70%, 07/25/2026 ■Δ	3,866
2,895	1.71%, 04/15/2026 ■Δ	2,886
3,115	2.23%, 07/25/2026 ■Δ	3,051
	Merrill Lynch Mortgage Investors Trust
686	2.52%, 07/25/2035 Δ	566
935	5.14%, 07/12/2038	952
	Merrill Lynch/Countrywide Commercial Mortgage Trust
4,177	5.38%, 08/12/2048	4,437
1,040	5.42%, 08/12/2048	1,090
2,185	5.70%, 09/12/2049	2,359
2,921	5.74%, 06/12/2050 Δ	3,161
	Morgan Stanley ABS Capital I
362	0.32%, 06/25/2036 Δ	329
	Morgan Stanley BAML Trust
2,315	3.74%, 08/15/2047 Δ	2,519
775	4.06%, 02/15/2047	864
775	4.50%, 08/15/2045 ■	614
	Morgan Stanley Capital I
42,375	0.91%, 09/15/2047 ■►	659
2,605	3.47%, 08/11/2029 ■	2,770
399	4.99%, 08/13/2042	399
611	5.21%, 11/14/2042 Δ	620
425	5.40%, 10/12/2052 ■Δ	430
3,450	5.69%, 04/15/2049 Δ	3,714
	Morgan Stanley Capital Investments
2,067	5.81%, 12/12/2049	2,256
	Morgan Stanley Mortgage Loan Trust
1,655	0.34%, 05/25/2036 Δ	873
1,661	0.34%, 11/25/2036 Δ	806
1,130	2.59%, 05/25/2036 Δ	824
	Morgan Stanley Re-Remic Trust
1,714	5.80%, 08/12/2045 ■Δ	1,842
1,560	5.80%, 08/15/2045 ■Δ	1,676
	National Credit Union Administration
414	1.84%, 10/07/2020 Δ	417
	Neuberger Berman CLO XVI Ltd.
3,510	1.72%, 03/01/2026 ■Δ	3,489
	Neuberger Berman CLO XVII Ltd.
3,795	1.63%, 08/04/2025 ■Δ	3,772
	Oak Hill Credit Partners
1,395	1.70%, 07/20/2026 ■Δ	1,390
	Octagon Investment Partners
2,385	1.35%, 07/17/2025 ■Δ	2,332
	OZLM Funding Ltd.
4,595	1.78%, 04/17/2026 ■Δ	4,585
	Prestige Automotive Receivables Trust
1,685	2.49%, 04/16/2018 ■	1,707
	RBSGC Mortage Pass Through Certificates
3,657	6.25%, 01/25/2037	3,310
	Residential Accredit Loans, Inc.
270	0.39%, 02/25/2046 Δ	129
396	0.91%, 09/25/2046 Δ	271
3,954	1.41%, 11/25/2037 Δ	2,509
	Residential Asset Securitization Trust
1,010	0.62%, 03/25/2035 Δ	778
	Santander Drive Automotive Receivables Trust
2,610	1.55%, 10/15/2018	2,620
980	1.82%, 05/15/2019	985
715	2.25%, 06/17/2019	724
2,415	2.36%, 04/15/2020	2,441
	SBA Tower Trust
2,710	2.90%, 10/15/2044 ■Δ	2,758
	Seneca Park CLO Ltd.
3,320	1.70%, 07/17/2026 ■Δ	3,323
	Sequoia Mortgage Trust
405	2.46%, 07/20/2037 Δ	341
	Shackleton CLO Ltd.
3,430	1.72%, 07/17/2026 ■Δ	3,403
	Soundview Home Equity Loan Trust, Inc.
3,500	0.35%, 07/25/2037 Δ	2,170
830	0.41%, 07/25/2036 Δ	516
	SpringCastle America Funding LLC
3,891	2.70%, 05/25/2023 ■	3,893
	Springleaf Funding Trust
4,030	2.41%, 12/15/2022 ■	4,032
	Springleaf Mortgage Loan Trust
275	2.31%, 06/25/2058 ■	270
2,860	3.52%, 12/25/2065 ■	2,917
	Structured Adjustable Rate Mortgage Loan Trust
681	0.47%, 09/25/2034 Δ	599
	Structured Agency Credit Risk Debt Notes
840	4.67%, 02/25/2024 Δ	845
1,135	4.91%, 10/25/2024 Δ	1,138
	Symphony CLO Ltd.
3,950	1.76%, 07/14/2026 ■Δ	3,950
4,090	1.98%, 01/09/2023 ■Δ	4,092
	Thacher Park CLO
2,740	1.70%, 10/20/2026 ■Δ	2,729
	UBS-Barclays Commercial Mortgage Trust
2,380	3.18%, 03/10/2046 Δ	2,489

3

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 26.6% - (continued)
	Finance and Insurance - 26.6% - (continued)
	UBS-Barclays Commercial Mortgage Trust - (continued)
$4,120	3.24%, 04/10/2046	$4,327
485	4.09%, 03/10/2046 ■Δ	409
	Voya CLO Ltd.
1,500	1.68%, 07/17/2026 ■Δ	1,497
	Wachovia Bank Commercial Mortgage Trust
603	5.31%, 11/15/2048	637
1,025	5.40%, 03/15/2042 ■Δ	1,025
	WaMu Mortgage Pass Through Certificates
837	1.09%, 07/25/2046 Δ	700
	Wells Fargo Alternative Loan Trust
1,530	6.25%, 11/25/2037	1,456
	Wells Fargo Commercial Mortgage Trust
1,420	2.92%, 10/15/2045	1,472
1,660	3.82%, 08/15/2050	1,815
60	4.78%, 10/15/2045 ■Δ	62
	Westlake Automobile Receivables Trust
390	0.97%, 10/16/2017 ■	390
4,275	1.58%, 04/15/2020 ■	4,284
	WF-RBS Commercial Mortgage Trust
1,180	2.92%, 08/15/2047	1,232
1,545	3.02%, 11/15/2047 ■	1,093
3,315	3.68%, 08/15/2047	3,592
2,570	4.00%, 05/15/2047	2,851
3,255	4.05%, 03/15/2047	3,616
1,625	4.10%, 03/15/2047	1,815
2,130	4.90%, 06/15/2044 ■	2,451
345	5.00%, 06/15/2044 ■	330
401	5.00%, 04/15/2045 ■	317
960	5.56%, 04/15/2045 ■Δ	1,048
		482,046

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $472,345)	$482,046

Corporate Bonds - 28.6%
	Administrative, Support, Waste Management and Remediation Services - 0.1%
	Clean Harbors, Inc.
$150	5.13%, 06/01/2021	$151
605	5.25%, 08/01/2020	611
	Equinix, Inc.
560	4.88%, 04/01/2020	571
95	5.38%, 04/01/2023	99
		1,432
	Agriculture, Forestry, Fishing and Hunting - 0.0%
	Weyerhaeuser Co.
200	7.38%, 10/01/2019	242

	Arts, Entertainment and Recreation - 1.7%
	CCO Holdings LLC
35	5.13%, 02/15/2023	35
30	5.25%, 09/30/2022	30
170	5.75%, 09/01/2023	172
	Comcast Corp.
1,740	4.75%, 03/01/2044 ‡	2,102
425	5.70%, 07/01/2019	497
	DirecTV Holdings LLC
1,750	3.95%, 01/15/2025	1,837
1,420	5.00%, 03/01/2021	1,592
	Gannett Co., Inc.
1,670	5.13%, 10/15/2019	1,728
	NBC Universal Media LLC
1,379	5.95%, 04/01/2041	1,889
	News America Holdings, Inc.
1,028	8.00%, 10/17/2016	1,147
	News America, Inc.
2,400	6.15%, 03/01/2037	3,226
750	6.20%, 12/15/2034	1,004
	Numericable Group S.A.
280	4.88%, 05/15/2019 ■	280
	Sky plc
2,590	2.63%, 09/16/2019 ■‡	2,636
	Time Warner Cable, Inc.
285	4.50%, 09/15/2042	304
300	5.88%, 11/15/2040	374
	Time Warner Entertainment Co., L.P.
80	8.38%, 03/15/2023	110
3,190	8.38%, 07/15/2033	4,929
	Time Warner, Inc.
1,065	3.40%, 06/15/2022	1,114
500	4.75%, 03/29/2021	562
1,650	5.88%, 11/15/2016	1,789
1,445	6.10%, 07/15/2040	1,875
1,100	6.50%, 11/15/2036	1,471
		30,703
	Beverage and Tobacco Product Manufacturing - 0.1%
	Altria Group, Inc.
534	10.20%, 02/06/2039	959
	Anheuser-Busch InBev Worldwide, Inc.
1,050	0.80%, 07/15/2015	1,052
		2,011
	Chemical Manufacturing - 0.3%
	CF Industries Holdings, Inc.
3,165	5.15%, 03/15/2034 ‡	3,582
	Dow Chemical Co.
1,500	8.55%, 05/15/2019	1,889
		5,471
	Computer and Electronic Product Manufacturing - 0.0%
	Hewlett-Packard Co.
380	1.19%, 01/14/2019 Δ	375
	Semiconductor Manufacturing International
250	4.13%, 10/07/2019 ■	254
		629
	Construction - 0.1%
	Lennar Corp.
910	4.50%, 06/15/2019	919
	Ryland Group, Inc.
850	5.38%, 10/01/2022	825
		1,744
	Couriers and Messengers - 0.1%
	FedEx Corp.
405	3.20%, 02/01/2025	418

4

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 28.6% - (continued)
		Couriers and Messengers - 0.1% - (continued)
		FedEx Corp. - (continued)
	$660	4.10%, 02/01/2045	$688
			1,106
		Finance and Insurance - 13.9%
		Abbey National Treasury Services plc
	250	2.35%, 09/10/2019	255
		Ally Financial, Inc.
	400	3.75%, 11/18/2019	397
	125	8.00%, 12/31/2018	142
		American Express Co.
	1,175	3.63%, 12/05/2024	1,227
		American International Group, Inc.
	480	4.50%, 07/16/2044	526
	335	8.18%, 05/15/2058	459
		American Tower Corp.
	2,160	3.40%, 02/15/2019	2,229
	1,205	4.50%, 01/15/2018	1,290
		Aquarius Invest. plc Swiss Reinsurance Co., Ltd.
	400	6.38%, 09/01/2024 §	423
		AXA S.A.
	220	6.46%, 12/14/2018 §♠	235
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	3,200	7.00%, 12/29/2049 §	3,730
	2,400	9.00%, 05/09/2018 §♠	2,607
		Banco Del Estado de Chile
	300	3.88%, 02/08/2022 §	307
		Banco do Brasil
	2,175	6.25%, 04/15/2024 §♠	1,538
		Banco Santander S.A.
EUR	4,600	6.25%, 03/12/2049 §	5,172
EUR	700	6.25%, 09/11/2049 §	784
		Bank of America Corp.
	950	2.60%, 01/15/2019	970
	900	4.00%, 01/22/2025	916
	2,535	4.20%, 08/26/2024	2,632
	500	4.88%, 04/01/2044	587
	795	5.13%, 06/17/2019 ♠	777
		Bank of Ireland
EUR	1,660	10.00%, 07/30/2016 §	2,033
		Bankia S.A.
EUR	200	4.00%, 05/22/2024 §Δ	223
		Banque Centrale de Tunisie S.A.
	1,015	5.75%, 01/30/2025 ■	1,030
		Barclays Bank plc
	7,450	6.05%, 12/04/2017 ■‡	8,240
EUR	500	6.50%, 06/15/2049	563
	600	7.75%, 04/10/2023	656
EUR	900	8.00%, 12/15/2049	1,091
	1,605	8.25%, 12/15/2018 ♠β	1,673
		BBVA International PFD Uniperson
	250	5.92%, 04/18/2017 ♠	255
		Bear Stearns & Co., Inc.
	1,905	5.55%, 01/22/2017	2,051
		BP Capital Markets plc
	1,240	2.52%, 01/15/2020	1,264
		BPCE S.A.
	250	0.86%, 06/23/2017 Δ	250
	2,380	2.50%, 12/10/2018 ‡	2,436
	2,780	5.15%, 07/21/2024 ■‡	2,978
	1,900	5.70%, 10/22/2023 ■	2,107
	300	5.70%, 10/22/2023 §	333
		Brandywine Operating Partnership L.P.
	2,575	3.95%, 02/15/2023	2,657
		Capital One Financial Corp.
	1,750	6.15%, 09/01/2016	1,880
		CIT Group, Inc.
	40	5.00%, 05/15/2017	41
	1,044	5.50%, 02/15/2019 ■	1,107
	485	6.63%, 04/01/2018 ■	523
		Citigroup, Inc.
	1,350	1.70%, 07/25/2016	1,362
	4,050	1.85%, 11/24/2017	4,079
	975	2.50%, 09/26/2018	996
	205	5.30%, 05/06/2044	233
	1,835	6.13%, 08/25/2036	2,245
	4,025	6.68%, 09/13/2043 ‡	5,381
	683	8.50%, 05/22/2019	861
		CNH Industrial Capital LLC
	675	3.38%, 07/15/2019 ■	648
		Credit Agricole S.A.
EUR	1,440	6.50%, 06/23/2049 §	1,692
	845	6.63%, 09/23/2019 ■♠Δ	829
		Credit Suisse Group AG
EUR	1,010	5.75%, 09/18/2025 §	1,313
	955	6.25%, 12/18/2024 ■♠Δ	920
	800	7.88%, 02/24/2041 §	846
		Credit Suisse New York
	320	3.00%, 10/29/2021	329
		Development Bank of Kazakhstan JSC
	900	4.13%, 12/10/2022 §	731
		European Bank for Reconstruction & Dev
INR	55,600	5.10%, 02/02/2017 ☼	898
		Export-Import Bank of China
	2,575	3.63%, 07/31/2024 §	2,726
		Export-Import Bank of India
	910	4.00%, 01/14/2023 §	942
		Fifth Third Bancorp
	375	4.90%, 09/30/2019 ♠	364
		General Electric Capital Corp.
	7,000	0.53%, 01/09/2017 ‡Δ	7,000
	1,800	5.30%, 02/11/2021 ‡	2,096
	210	5.88%, 01/14/2038	279
	1,700	6.25%, 12/15/2022 ♠	1,873
		Goldman Sachs Group, Inc.
	425	1.42%, 04/23/2020 Δ	428
	1,725	2.38%, 01/22/2018	1,759
	1,900	2.60%, 04/23/2020	1,925
	200	4.80%, 07/08/2044	227
	2,696	6.00%, 06/15/2020	3,177
	1,410	6.25%, 02/01/2041	1,874
	1,700	6.45%, 05/01/2036	2,138
	3,585	6.75%, 10/01/2037	4,707
		HCP, Inc.
	1,605	4.25%, 11/15/2023	1,744
		Health Care REIT, Inc.
	2,950	4.50%, 01/15/2024 ‡	3,230
		HSBC Holdings plc
	800	5.25%, 03/14/2044	956
EUR	1,775	5.25%, 12/29/2049 §	2,059

5

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 28.6% - (continued)
		Finance and Insurance - 13.9% - (continued)
		HSBC Holdings plc - (continued)
	$1,250	5.63%, 01/17/2020 ♠	$1,267
	700	6.50%, 09/15/2037	929
	1,800	6.80%, 06/01/2038 ‡	2,483
		Industrial & Commercial Bk of China Ltd.
	1,572	6.00%, 12/10/2019 ■♠	1,627
		International Finance Corp.
INR	48,350	8.25%, 06/10/2021	894
		JP Morgan Chase & Co.
	1,745	2.60%, 01/15/2016	1,775
	755	3.38%, 05/01/2023	752
	2,800	4.35%, 08/15/2021	3,083
	500	4.63%, 05/10/2021	561
	1,785	4.85%, 02/01/2044	2,104
	510	5.00%, 07/01/2019 ♠	505
	4,305	5.63%, 08/16/2043	5,233
	2,745	6.00%, 01/15/2018	3,081
		KBC Groep N.V.
EUR	630	5.63%, 03/19/2019 §♠	703
		Kimco Realty Corp.
	2,975	3.13%, 06/01/2023	3,006
		Liberty Property L.P.
	950	3.38%, 06/15/2023	960
	860	4.13%, 06/15/2022	919
		Lloyds Banking Group plc
EUR	2,860	6.38%, 06/27/2049 §	3,361
GBP	915	7.00%, 12/29/2049 §	1,375
		Marsh & McLennan Cos., Inc.
	635	2.55%, 10/15/2018	656
	1,535	3.50%, 03/10/2025	1,603
		Massachusetts Mutual Life Insurance Co.
	1,497	8.88%, 06/01/2039 ■	2,545
		Merrill Lynch & Co., Inc.
	1,316	5.70%, 05/02/2017	1,429
	7,270	6.05%, 05/16/2016	7,696
	2,235	7.75%, 05/14/2038	3,261
		MetLife, Inc.
	1,850	1.76%, 12/15/2017	1,872
		Minerva Luxembourg S.A.
	750	7.75%, 01/31/2023 ■	722
		Morgan Stanley
	360	1.40%, 01/27/2020 Δ	363
	1,975	2.13%, 04/25/2018	1,990
	1,175	2.50%, 01/24/2019	1,196
	2,720	4.30%, 01/27/2045	2,852
	1,410	4.35%, 09/08/2026	1,475
	2,275	4.88%, 11/01/2022	2,473
	4,950	5.55%, 04/27/2017	5,375
	505	7.30%, 05/13/2019	608
		Nationwide Building Society
	710	2.35%, 01/21/2020 ■	719
GBP	2,480	6.88%, 03/11/2049 §	3,684
		Nationwide Mutual Insurance Co.
	2,455	9.38%, 08/15/2039 ■	4,087
		Navient Corp.
	630	5.50%, 01/15/2019	652
	395	7.25%, 01/25/2022	430
	945	8.45%, 06/15/2018	1,068
		NN Group N.V.
EUR	300	4.63%, 04/08/2044 §	369
		Pacific Life Insurance Co.
	325	9.25%, 06/15/2039 ■	542
		PNC Bank NA
	813	6.88%, 04/01/2018	944
		Prudential Financial, Inc.
	650	4.60%, 05/15/2044	727
		Realty Income Corp.
	1,865	3.25%, 10/15/2022	1,896
		Royal Bank of Scotland Group plc
	1,695	5.13%, 05/28/2024	1,791
	1,665	6.13%, 12/15/2022	1,877
	850	9.50%, 03/16/2022 §	960
		SBA Tower Trust
	2,400	2.93%, 12/15/2017 ■	2,429
	3,435	3.60%, 04/15/2043 ■	3,446
		Societe Generale
	200	5.00%, 01/17/2024 §	209
	1,160	6.00%, 01/27/2020 ■♠	1,066
	300	6.00%, 01/27/2020 §♠	275
EUR	1,545	6.75%, 04/07/2049 §	1,724
	3,740	8.25%, 11/29/2018 §♠	3,871
		Standard Chartered plc
	250	0.58%, 09/08/2017 ■Δ	249
	975	4.00%, 07/12/2022 §	994
		State Street Corp.
	905	4.96%, 03/15/2018	988
		Sumitomo Mitsui Financial Group, Inc.
	2,945	4.44%, 04/02/2024 ■	3,173
		TSMC Global Ltd.
	2,265	1.63%, 04/03/2018 ■	2,241
		UBS AG Stamford CT
	680	7.63%, 08/17/2022	812
		UDR, Inc.
	785	3.70%, 10/01/2020	831
		UniCredit S.p.A.
	720	8.00%, 06/03/2024 §♠	706
		UnitedHealth Group, Inc.
	2,145	1.40%, 10/15/2017	2,161
		Ventas Realty L.P.
	1,520	2.70%, 04/01/2020	1,543
	1,875	3.25%, 08/15/2022	1,909
		Wells Fargo & Co.
	1,740	3.45%, 02/13/2023	1,795
	3,565	4.10%, 06/03/2026	3,774
	1,975	4.13%, 08/15/2023	2,123
	170	4.65%, 11/04/2044	188
	74	5.38%, 11/02/2043	89
		Yasar Holdings
	650	8.88%, 05/06/2020 ■	666
			251,203
		Food Manufacturing - 0.4%
		Cargill, Inc.
	400	3.25%, 11/15/2021 ■	430
		ESAL GmbH
	1,725	6.25%, 02/05/2023 §	1,628

6

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Corporate Bonds - 28.6% - (continued)
	Food Manufacturing - 0.4% - (continued)
	Grupo Bimbo S.A.B. de C.V.
$4,250	4.88%, 06/27/2044 ■	$4,420
		6,478
	Health Care and Social Assistance - 1.6%
	Cardinal Health, Inc.
3,560	3.50%, 11/15/2024 ‡	3,692
	Celgene Corp.
2,360	4.63%, 05/15/2044	2,625
	Community Health Systems, Inc.
350	5.13%, 08/01/2021	364
	CVS Caremark Corp.
3,095	8.35%, 07/10/2031 ■‡	4,335
	Dignity Health
475	2.64%, 11/01/2019	486
135	5.27%, 11/01/2064	156
	Gilead Sciences, Inc.
1,385	3.50%, 02/01/2025	1,487
	HCA Holdings, Inc.
1,336	7.50%, 11/15/2095	1,309
	HCA, Inc.
1,485	6.50%, 02/15/2020	1,671
	Laboratory Corp. of America Holdings
1,155	3.20%, 02/01/2022	1,175
	Medtronic, Inc.
265	1.30%, 03/15/2020 ■Δ	265
2,900	2.50%, 03/15/2020 ■	2,983
2,585	3.15%, 03/15/2022 ■	2,710
370	4.38%, 03/15/2035 ■	411
1,460	4.63%, 03/15/2045 ■	1,683
	Perrigo Co., Ltd.
1,125	1.30%, 11/08/2016	1,125
	Tenet Healthcare Corp.
1,575	6.00%, 10/01/2020	1,705
	Wellcare Health Plans, Inc.
295	5.75%, 11/15/2020	306
		28,488
	Information - 2.3%
	Activision Blizzard, Inc.
1,570	5.63%, 09/15/2021 ■	1,682
	American Tower Corp.
860	7.00%, 10/15/2017	975
	AT&T, Inc.
1,665	4.80%, 06/15/2044	1,778
	Audatex North America, Inc.
825	6.00%, 06/15/2021 ■	858
40	6.13%, 11/01/2023 ■	42
	Cox Communications, Inc.
20	2.95%, 06/30/2023 ■	20
1,750	3.85%, 02/01/2025 ■	1,824
	DISH DBS Corp.
1,035	5.88%, 11/15/2024 ■	1,040
1,200	7.88%, 09/01/2019	1,362
	First Data Corp.
162	6.75%, 11/01/2020 ■	173
400	12.63%, 01/15/2021	475
	Inmarsat Finance plc
385	4.88%, 05/15/2022 ■	385
	Open Text Corp.
170	5.63%, 01/15/2023 ■	175
	Sprint Communications, Inc.
1,055	7.00%, 03/01/2020 ■	1,150
862	9.00%, 11/15/2018 ■	993
	T-Mobile USA, Inc.
1,035	6.46%, 04/28/2019	1,073
425	6.63%, 04/28/2021	441
	Verizon Communications, Inc.
2,656	2.63%, 02/21/2020 ■	2,686
1,550	3.50%, 11/01/2024	1,591
2,610	4.40%, 11/01/2034	2,762
1,620	4.86%, 08/21/2046 ■	1,778
1,520	5.01%, 08/21/2054 ■	1,675
3,665	5.15%, 09/15/2023	4,202
2,030	6.40%, 02/15/2038	2,633
5,478	6.55%, 09/15/2043	7,400
	VimpelCom Holdings B.V.
1,810	5.95%, 02/13/2023 ■	1,371
	Wind Acquisition Finance S.A.
540	4.75%, 07/15/2020 ■	526
		41,070
	Machinery Manufacturing - 0.3%
	Case New Holland Industrial, Inc.
995	7.88%, 12/01/2017	1,095
	Hutchison Whampoa International Ltd.
525	1.63%, 10/31/2017 ■	521
4,025	2.00%, 11/08/2017 ■	4,029
		5,645
	Mining - 0.6%
	ABJA Investment Co. Pte Ltd.
2,605	5.95%, 07/31/2024 §	2,654
	Barrick North America Finance LLC
500	4.40%, 05/30/2021	520
	FMG Resources Aug 2006
645	6.88%, 04/01/2022 ■	506
	Freeport-McMoRan Copper & Gold, Inc.
225	5.45%, 03/15/2043	189
	Freeport-McMoRan, Inc.
2,850	4.00%, 11/14/2021	2,694
100	5.40%, 11/14/2034	87
	Glencore Funding LLC
1,735	1.70%, 05/27/2016 ■	1,743
	Newmont Mining Corp.
175	4.88%, 03/15/2042	161
	Peabody Energy Corp.
1,030	6.50%, 09/15/2020	788
	Steel Dynamics, Inc.
300	5.13%, 10/01/2021 ■	307
325	5.50%, 10/01/2024 ■	331
		9,980
	Miscellaneous Manufacturing - 0.0%
	Triumph Group, Inc.
485	5.25%, 06/01/2022	478

	Motor Vehicle and Parts Manufacturing - 0.7%
	Chrysler Group LLC
900	8.00%, 06/15/2019	946
	General Motors Co.
1,545	6.25%, 10/02/2043	1,924

7

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 28.6% - (continued)
		Motor Vehicle and Parts Manufacturing - 0.7% - (continued)
		General Motors Financial Co., Inc.
	$3,400	3.50%, 07/10/2019 ‡	$3,484
	3,640	4.75%, 08/15/2017	3,853
		TRW Automotive, Inc.
	425	7.25%, 03/15/2017 ■	465
		Volkswagen Group of America Finance LLC
	2,715	1.60%, 11/20/2017 ■	2,730
			13,402
		Nonmetallic Mineral Product Manufacturing - 0.2%
		Cemex S.A.B. de C.V.
EUR	2,075	4.75%, 01/11/2022 §	2,368
		Union Andina de Cementos SAA
	1,805	5.88%, 10/30/2021 ■	1,787
			4,155
		Other Services - 0.0%
		Cardtronics, Inc.
	695	5.13%, 08/01/2022 ■	678

		Paper Manufacturing - 0.1%
		Cascades, Inc.
	40	5.50%, 07/15/2022 ■	40
		Clearwater Paper Corp.
	700	5.38%, 02/01/2025 ■	703
		Graphic Packaging International
	535	4.88%, 11/15/2022	550
			1,293
		Petroleum and Coal Products Manufacturing - 2.5%
		Anadarko Petroleum Corp.
	650	3.45%, 07/15/2024	660
	1,345	6.38%, 09/15/2017	1,495
		California Resources Corp.
	20	5.00%, 01/15/2020 ■	17
	260	5.50%, 09/15/2021 ■	219
	20	6.00%, 11/15/2024 ■	16
		Cenovus Energy, Inc.
	2,350	5.20%, 09/15/2043	2,263
		CNPC General Capital
	3,700	1.45%, 04/16/2016 ■‡	3,701
		ConocoPhillips Holding Co.
	1,745	3.35%, 11/15/2024	1,823
		Continental Resources, Inc.
	1,150	5.00%, 09/15/2022	1,092
		Denbury Resources, Inc.
	234	5.50%, 05/01/2022	206
		Empresa Nacional del Petroleo
	725	4.38%, 10/30/2024 §	724
		Enable Midstream Partners L.P.
	80	5.00%, 05/15/2044 ■	80
		EnCana Corp.
	2,655	6.50%, 05/15/2019 ‡	2,916
		Harvest Operations Corp.
	736	6.88%, 10/01/2017	662
		Hess Corp.
	635	5.60%, 02/15/2041	690
		Kerr-McGee Corp.
	1,945	6.95%, 07/01/2024	2,403
		Kosmos Energy Ltd.
	575	7.88%, 08/01/2021 §	495
		Lukoil International Finance B.V.
	3,300	3.42%, 04/24/2018 ■	2,772
	625	3.42%, 04/24/2018 §	525
		Nexen, Inc.
	485	7.50%, 07/30/2039	716
		Pemex Project Funding Master Trust
	2,350	6.63%, 06/15/2035	2,696
		Petrobras Global Finance
	100	1.85%, 05/20/2016 Δ	93
	100	2.00%, 05/20/2016	94
	275	2.39%, 01/15/2019 Δ	234
GBP	3,525	5.38%, 10/01/2029	4,093
		Petrobras International Finance Co.
	340	5.38%, 01/27/2021	306
	1,650	7.88%, 03/15/2019	1,638
		Petroleos Mexicanos
	235	3.50%, 07/23/2020 ■	236
		Pioneer Natural Resources Co.
	290	6.65%, 03/15/2017	317
		Plains Exploration & Production Co.
	775	6.63%, 05/01/2021	814
	713	6.88%, 02/15/2023	787
		Statoil ASA
	300	3.70%, 03/01/2024	326
	1,855	3.95%, 05/15/2043	1,967
		Tesoro Corp.
	105	5.13%, 04/01/2024	104
		Tesoro Logistics L.P.
	320	5.50%, 10/15/2019 ■	325
	480	6.25%, 10/15/2022 ■	487
		Transocean, Inc.
	225	6.38%, 12/15/2021	186
		Tullow Oil plc
	275	6.00%, 11/01/2020 ■	231
		Valero Energy Corp.
	1,911	9.38%, 03/15/2019	2,398
		Williams Partners L.P.
	2,925	3.90%, 01/15/2025	2,830
	2,200	4.30%, 03/04/2024	2,207
		WPX Energy, Inc.
	95	5.25%, 09/15/2024	88
			45,932
		Pipeline Transportation - 0.7%
		Energy Transfer Equity L.P.
	3,975	5.95%, 10/01/2043 ‡	4,558
	1,138	7.50%, 10/15/2020	1,266
		Kinder Morgan Energy Partners L.P.
	2,070	5.50%, 03/01/2044	2,235
		Kinder Morgan, Inc.
	665	3.05%, 12/01/2019	671
	1,460	4.30%, 06/01/2025	1,524
		MarkWest Energy Partners L.P.
	235	4.88%, 12/01/2024	236
	235	6.75%, 11/01/2020	247
		Southern Star Central Corp.
	75	5.13%, 07/15/2022 ■	76

8

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 28.6% - (continued)
		Pipeline Transportation - 0.7% - (continued)
		Sunoco Logistics Partners Operations L.P.
	$1,355	4.25%, 04/01/2024	$1,406
			12,219
		Plastics and Rubber Products Manufacturing - 0.0%
		Continental Rubber of America Corp.
	475	4.50%, 09/15/2019 ■	493

		Primary Metal Manufacturing - 0.0%
		United States Steel Corp.
	550	7.38%, 04/01/2020	566

		Printing and Related Support Activities - 0.0%
		Deluxe Corp.
	760	7.00%, 03/15/2019	791

		Rail Transportation - 0.1%
		Canadian Pacific Railway Co.
	725	9.45%, 08/01/2021	1,009

		Real Estate, Rental and Leasing - 0.8%
		Air Lease Corp.
	500	2.13%, 01/15/2018	498
		Duke Realty L.P.
	1,625	3.63%, 04/15/2023	1,693
	780	3.75%, 12/01/2024	819
		International Lease Finance Corp.
	2,105	5.88%, 04/01/2019	2,282
	1,025	6.75%, 09/01/2016 ■	1,094
		ProLogis L.P.
	6,055	3.35%, 02/01/2021	6,332
		Ryder System, Inc.
	1,095	2.55%, 06/01/2019	1,116
			13,834
		Retail Trade - 0.5%
		Amazon.com, Inc.
	2,650	4.95%, 12/05/2044	2,916
		Building Materials Corp.
	190	5.38%, 11/15/2024 ■	193
		Group 1 Automotive, Inc.
	640	5.00%, 06/01/2022 ■	632
		Home Depot, Inc.
	260	4.20%, 04/01/2043	292
		Jaguar Land Rover plc
	450	8.13%, 05/15/2021 ■	497
		Sotheby's
	910	5.25%, 10/01/2022 ■	865
		Wal-Mart Stores, Inc.
	1,400	4.30%, 04/22/2044	1,614
		William Carter Co.
	1,375	5.25%, 08/15/2021	1,423
			8,432
		Support Activities For Transportation - 0.0%
		Aircastle Ltd.
	125	5.50%, 02/15/2022	129

		Truck Transportation - 0.3%
		Penske Truck Leasing Co.
	565	2.50%, 06/15/2019 ■	569
	3,700	2.88%, 07/17/2018 ■	3,793
	915	4.88%, 07/11/2022 ■	1,016
			5,378
		Utilities - 1.2%
		AES (The) Corp.
	195	5.50%, 03/15/2024	196
	166	9.75%, 04/15/2016	180
		Appalachian Power Co.
	95	4.40%, 05/15/2044	109
		Berkshire Hathaway Energy Co.
	3,385	8.48%, 09/15/2028 ‡	5,273
		CenterPoint Energy, Inc.
	1,700	6.85%, 06/01/2015	1,734
		Consolidated Edison Co. of NY
	1,270	3.30%, 12/01/2024	1,352
		Dolphin Subsidiary II, Inc.
	295	7.25%, 10/15/2021	301
		Duke Energy Corp.
	1,465	4.25%, 12/15/2041	1,701
		Duke Energy Florida, Inc.
	750	5.65%, 06/15/2018	856
		Duke Energy Progress, Inc.
	1,910	4.38%, 03/30/2044	2,286
		EDP Finance B.V.
	360	5.25%, 01/14/2021 ■	384
		Empresa Electrica Angamos S.A.
	2,640	4.88%, 05/25/2029 ■	2,658
		Eskom Holdings Ltd.
	3,350	5.75%, 01/26/2021 ■‡	3,342
		Pacific Gas & Electric Co.
	725	3.75%, 02/15/2024	785
	675	8.25%, 10/15/2018	819
			21,976
		Total Corporate Bonds
		(Cost $498,136)	$516,967

Foreign Government Obligations - 3.0%
		Angola - 0.1%
		Angola (Republic of)
	$1,625	7.00%, 08/16/2019 §	$1,576

		Azerbaijan - 0.1%
		Azerbaijan (Republic of)
	1,745	4.75%, 03/13/2023 §	1,579

		Brazil - 0.5%
		Brazil (Federative Republic of)
	2,300	4.88%, 01/22/2021	2,432
BRL	18,750	9.70%, 09/01/2020 ○	4,611
BRL	8,640	12.69%, 04/01/2016 ○	2,802
			9,845
		Bulgaria - 0.0%
		Bulgaria (Republic of)
EUR	340	2.95%, 09/03/2024 §	402

		Colombia - 0.1%
		Colombia (Republic of)
COP	5,778,000	6.00%, 04/28/2028	2,158

9

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 3.0% - (continued)
		Costa Rica - 0.1%
		Costa Rica (Republic of)
	$2,000	5.63%, 04/30/2043 §	$1,655

		Dominican Republic - 0.3%
		Dominican (Republic of)
	1,800	5.50%, 01/27/2025 ■	1,822
DOP	120,000	11.50%, 05/10/2024 ■	2,806
			4,628
		Ethiopia - 0.1%
		Ethiopia (Federal Republic of)
	970	6.63%, 12/11/2024 ■	951

		Indonesia - 0.1%
		Indonesia (Republic of)
IDR	29,000,000	8.38%, 03/15/2024	2,483

		Kazakhstan - 0.1%
		Kazakhstan (Republic of)
	2,075	4.88%, 10/14/2044 ■	1,820

		Kenya - 0.1%
		Kenya (Republic of)
	1,675	6.88%, 06/24/2024 §	1,742

		Mexico - 0.6%
		Mexico (United Mexican States)
MXN	42,525	4.00%, 06/13/2019 ◄	3,110
MXN	36,022	4.00%, 11/08/2046 ◄	2,876
	2,290	4.60%, 01/23/2046	2,445
	2,350	4.75%, 03/08/2044	2,544
	100	5.75%, 10/12/2110	113
			11,088
		Nigeria - 0.1%
		Nigeria (Federal Republic of)
	2,550	5.13%, 07/12/2018 §	2,467

		Russia - 0.1%
		Russia (Federation of)
	500	3.63%, 04/29/2015 §	499
RUB	96,950	7.50%, 02/27/2019 Δ	1,108
			1,607
		South Africa - 0.1%
		South Africa (Republic of)
ZAR	20,025	7.75%, 02/28/2023	1,812

		Turkey - 0.2%
		Turkey (Republic of)
TRY	4,153	4.00%, 04/29/2015 ◄	1,683
TRY	4,100	8.50%, 09/14/2022	1,810
			3,493
		Uruguay - 0.2%
		Uruguay (Republic of)
UYU	74,861	4.25%, 04/05/2027 ◄	3,104
UYU	17,358	4.38%, 12/15/2028 ◄	725
			3,829
		Venezuela - 0.1%
		Venezuela (Republic of)
	3,050	7.00%, 03/31/2038 §	968

		Total Foreign Government Obligations
		(Cost $58,326)	$54,103

Municipal Bonds - 1.0%
		General Obligations - 0.6%
		California State GO
	$1,300	7.50%, 04/01/2034 ‡	$1,993
		California State GO, Taxable
	3,625	7.55%, 04/01/2039 ‡	5,848
		Illinois State GO
	155	5.88%, 03/01/2019	174
		Illinois State, GO
	2,400	4.51%, 03/01/2015 ╦	2,408
			10,423
		Higher Education (Univ., Dorms, etc.) - 0.1%
		Massachusetts State Development Fin Agency Rev
	130	5.35%, 12/01/2028	153
		University of California
	2,365	4.60%, 05/15/2031	2,717
			2,870
		Miscellaneous - 0.2%
		Puerto Rico Government Employees Retirement System
	2,870	6.15%, 07/01/2038	1,284
	750	6.20%, 07/01/2039	336
	3,350	6.30%, 07/01/2043	1,499
	975	6.55%, 07/01/2058	436
			3,555
		Utilities - Electric - 0.1%
		Municipal Elec Auth Georgia
	1,285	6.64%, 04/01/2057	1,823

		Total Municipal Bonds
		(Cost $17,151)	$18,671

Senior Floating Rate Interests ♦ - 5.0%
		Accommodation and Food Services - 0.0%
		Hilton Worldwide Holdings, Inc.
	$625	3.50%, 08/07/2020	$617

		Administrative, Support, Waste Management and Remediation Services - 0.1%
		Acosta Holdco, Inc.
	485	5.00%, 09/26/2021	486
		Audio Visual Services Group, Inc.
	536	4.50%, 01/25/2021	530
		ServiceMaster (The) Co.
	847	4.25%, 07/01/2021	835
			1,851
		Agriculture, Construction, Mining and Machinery - 0.0%
		Signode Industrial Group US, Inc.
	622	3.75%, 05/01/2021	604

10

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.0% - (continued)
	Air Transportation - 0.0%
	Delta Air Lines, Inc.
$446	3.25%, 10/18/2018	$441

	Arts, Entertainment and Recreation - 0.4%
	24 Hour Fitness Worldwide, Inc.
231	4.75%, 05/28/2021	223
	Aristocrat Leisure Ltd.
585	4.75%, 10/20/2021	575
	Caesars Entertainment Operating Co., Inc.
2,096	7.01%, 03/01/2017	1,870
	Caesars Growth Property Holdings LLC
333	6.25%, 05/08/2021	304
	Formula One Holdings
1,425	4.75%, 07/30/2021 ☼	1,377
755	7.75%, 07/29/2022	731
	MGM Resorts International
613	3.50%, 12/20/2019	603
	Numericable
295	4.50%, 05/21/2020	293
	Numericable, Term Loan B-2
255	4.50%, 05/21/2020	254
	Scientific Games International, Inc.
270	6.00%, 10/01/2021	266
	Station Casinos LLC
182	4.25%, 03/02/2020	179
	Templar Energy
350	8.50%, 11/25/2020	213
	Tribune Co.
1,180	4.00%, 12/27/2020	1,164
		8,052
	Chemical Manufacturing - 0.2%
	Cytec Industries, Inc.
106	4.50%, 10/03/2019	105
	Ferro Corp.
349	4.00%, 07/30/2021	343
	Huntsman International LLC, Extended Term Loan B
346	2.71%, 04/19/2017	344
	Ineos US Finance LLC
1,762	3.75%, 05/04/2018	1,714
	Minerals Technologies, Inc.
418	4.00%, 05/07/2021	414
	Monarch, Inc.
204	4.50%, 10/03/2019	202
	Pinnacle Operating Corp.
391	4.75%, 11/15/2018	388
	Univar, Inc.
188	5.00%, 06/30/2017	181
		3,691
	Computer and Electronic Product Manufacturing - 0.2%
	Avago Technologies Ltd.
652	3.75%, 05/06/2021	650
	CDW LLC
1,517	3.25%, 04/29/2020	1,482
	Freescale Semiconductor, Inc.
447	4.25%, 02/28/2020	441
594	5.00%, 01/15/2021	594
	NXP Semiconductors Netherlands B.V.
706	3.25%, 01/11/2020	696
		3,863
	Finance and Insurance - 0.5%
	Asurion LLC
959	5.00%, 05/24/2019	952
715	8.50%, 03/03/2021	706
	Chrysler Group LLC
1,082	3.25%, 12/31/2018	1,073
1,369	3.50%, 05/24/2017	1,363
	Cooper Gay Swett & Crawford Ltd.
360	5.00%, 04/16/2020	330
	Evertec LLC
941	3.50%, 04/17/2020	918
	Interactive Data Corp.
389	4.75%, 05/02/2021	387
	National Financial Partners Corp.
164	4.50%, 07/01/2020	161
	Sedgwick CMS Holdings, Inc.
1,736	3.75%, 03/01/2021	1,673
580	6.75%, 02/28/2022	544
	USI Insurance Services LLC
888	4.25%, 12/27/2019	871
	Walter Investment Management Corp.
584	4.75%, 12/18/2020	509
		9,487
	Food Manufacturing - 0.2%
	Burger King Co.
415	4.50%, 12/12/2021	415
	H.J. Heinz Co.
1,950	3.50%, 06/05/2020	1,945
	Hearthside Food Solutions
289	4.50%, 06/02/2021	287
	Hostess Brands, Inc.
159	6.75%, 04/09/2020	161
	Roundy's Supermarkets, Inc.
256	5.75%, 03/03/2021	236
	U.S. Foodservice, Inc.
455	4.50%, 03/31/2019	454
		3,498
	Food Services - 0.1%
	ARAMARK Corp.
1,112	3.25%, 02/24/2021	1,091

	Furniture and Related Product Manufacturing - 0.0%
	Tempur Sealy International, Inc.
361	3.50%, 03/18/2020	355
	Wilsonart International Holdings LLC
314	4.00%, 10/31/2019	307
		662
	Health Care and Social Assistance - 0.4%
	American Renal Holdings, Inc.
509	4.50%, 08/20/2019	502
	AmSurg Corp.
448	3.75%, 07/08/2021	446
	Community Health Systems, Inc.
604	4.25%, 01/27/2021	603

11

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.0% - (continued)
	Health Care and Social Assistance - 0.4% - (continued)
	DaVita HealthCare Partners, Inc.
$871	3.50%, 06/24/2021	$866
	HCA, Inc.
963	3.01%, 05/01/2018	961
	Healogics, Inc.
190	5.25%, 07/01/2021	186
	Ikaria Acquisition, Inc.
125	5.00%, 02/12/2021	124
	IMS Health, Inc.
458	3.50%, 03/17/2021	449
	Jazz Pharmaceuticals, Inc.
426	3.25%, 06/12/2018	425
	Mallinckrodt International Finance S.A.
670	3.25%, 03/19/2021	656
	One Call Medical, Inc.
829	5.00%, 11/27/2020	818
	Ortho-Clinical Diagnostics, Inc.
866	4.75%, 06/30/2021	830
	STHI Holding Corp.
160	4.50%, 08/06/2021	158
	Surgery Center Holdings, Inc.
260	5.25%, 11/03/2020	253
		7,277
	Health Care Providers and Services - 0.0%
	Multiplan, Inc.
841	3.75%, 03/31/2021	819

	Information - 0.9%
	Altice Financing S.A.
465	5.25%, 01/28/2022 ☼	460
	Charter Communications Operating LLC
1,359	3.00%, 07/01/2020	1,335
488	3.00%, 01/03/2021	479
260	4.25%, 09/10/2021	261
	Eagle Parent, Inc.
190	4.00%, 05/16/2018	189
	First Data Corp.
3,005	3.67%, 03/23/2018	2,948
380	4.17%, 03/24/2021	375
	Hyland Software, Inc.
155	4.75%, 02/19/2021	154
	Kronos, Inc.
1,219	4.50%, 10/30/2019	1,214
314	9.75%, 04/30/2020	321
	La Quinta Intermediate Holdings
569	4.00%, 04/14/2021	563
	Lawson Software, Inc.
1,020	3.75%, 06/03/2020	995
	Level 3 Financing, Inc.
1,090	4.50%, 01/31/2022	1,091
	Syniverse Holdings, Inc.
456	4.00%, 04/23/2019	440
	TransFirsT, Inc.
215	5.50%, 11/12/2021	215
135	9.00%, 11/11/2022	133
	Verint Systems, Inc.
721	3.50%, 09/06/2019	716
	Virgin Media Finance plc
1,470	3.50%, 06/07/2020	1,445
	Zayo Group LLC
973	4.00%, 07/02/2019	962
	Ziggo B.V.
1,300	3.50%, 01/15/2022	1,266
		15,562
	Media - 0.0%
	Media General, Inc.
615	4.25%, 07/31/2020	611

	Mining - 0.2%
	American Rock Salt Holdings LLC
975	4.75%, 05/20/2021	953
	Arch Coal, Inc.
1,829	6.25%, 05/16/2018	1,306
	BWAY Holding Co.
683	5.50%, 08/14/2020	684
	Fortescue Metals Group Ltd.
1,095	3.75%, 06/30/2019	958
		3,901
	Miscellaneous Manufacturing - 0.2%
	BE Aerospace, Inc.
1,020	4.00%, 12/16/2021	1,020
	DigitalGlobe, Inc.
359	3.75%, 01/15/2020	357
	Reynolds Group Holdings, Inc.
1,503	4.00%, 12/01/2018	1,485
		2,862
	Motor Vehicle and Parts Manufacturing - 0.1%
	Tower Automotive Holdings USA LLC
1,099	4.00%, 04/23/2020	1,076

	Nonmetallic Mineral Product Manufacturing - 0.0%
	Ardagh Holdings USA, Inc.
208	4.00%, 12/17/2019	204

	Other Services - 0.1%
	Apex Tool Group LLC
599	4.50%, 01/31/2020	582
	Husky Injection Molding Systems Ltd.
154	4.25%, 06/30/2021	151
	Rexnord LLC
864	4.00%, 08/21/2020	849
		1,582
	Petroleum and Coal Products Manufacturing - 0.1%
	American Energy - Marcellus LLC
325	5.25%, 08/04/2020	266
	Chief Exploration & Development
330	7.50%, 05/16/2021	288
	Drillships Ocean Ventures, Inc.
259	5.50%, 07/25/2021	215
	Fieldwood Energy LLC
653	3.88%, 09/28/2018	598
	Seadrill Ltd.
1,120	4.00%, 02/21/2021	885
		2,252

12

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 5.0% - (continued)
	Pipeline Transportation - 0.1%
	EP Energy LLC
$645	4.50%, 04/30/2019	$605
	Philadelphia Energy Solutions LLC
364	6.25%, 04/04/2018	327
		932
	Plastics and Rubber Products Manufacturing - 0.1%
	Berry Plastics Group, Inc.
1,523	3.50%, 02/08/2020	1,490
	Consolidated Container Co.
508	5.00%, 07/03/2019	490
		1,980
	Primary Metal Manufacturing - 0.1%
	Novelis, Inc.
1,760	3.75%, 03/10/2017	1,742

	Professional, Scientific and Technical Services - 0.1%
	Advantage Sales & Marketing, Inc.
439	4.25%, 07/23/2021	433
	MoneyGram International, Inc.
823	4.25%, 03/27/2020	762
		1,195
	Real Estate, Rental and Leasing - 0.2%
	DTZ U.S. Borrower LLC
612	5.50%, 11/04/2021	611
235	9.25%, 11/04/2022	232
	International Lease Finance Corp.
325	3.50%, 03/06/2021	323
	Neff Corp.
317	7.25%, 06/09/2021	310
	SBA Senior Finance II LLC
1,831	3.25%, 03/24/2021	1,797
		3,273
	Retail Trade - 0.4%
	Affinia Group, Inc.
243	4.75%, 04/27/2020	241
	Albertson's LLC
1,000	4.50%, 08/25/2021	997
	American Builders & Contractors Supply Co., Inc.
420	3.50%, 04/16/2020	409
	Cooper-Standard Automotive, Inc.
338	4.00%, 04/02/2021	334
	Lands' End, Inc.
342	4.25%, 04/04/2021	328
	Mauser-Werke GmbH
219	4.50%, 07/31/2021	214
	Metaldyne Performance Group, Inc.
427	4.25%, 10/20/2021	426
	Michaels Stores, Inc.
851	3.75%, 01/28/2020	835
602	4.00%, 01/28/2020	595
	Neiman Marcus (The) Group, Inc.
682	4.25%, 10/25/2020	661
	Rite Aid Corp.
115	5.75%, 08/21/2020	115
	Weight Watchers International, Inc.
2,514	4.00%, 04/02/2020	1,686
		6,841
	Truck Transportation - 0.0%
	Nexeo Solutions LLC
288	5.00%, 09/08/2017	274

	Utilities - 0.2%
	Calpine Corp.
1,015	3.25%, 01/31/2022	985
	Energy Future Holdings
280	4.25%, 06/19/2016	280
	Star West Generation LLC
1,279	4.25%, 03/13/2020	1,258
	Texas Competitive Electric Holdings Co. LLC
350	4.66%, 10/10/2017 Ψ	218
		2,741
	Wholesale Trade - 0.1%
	Gates Global LLC
958	4.25%, 07/05/2021	933

	Total Senior Floating Rate Interests
	(Cost $93,210)	$89,914

U.S. Government Agencies - 24.7%
	FHLMC - 8.5%
$29,845	0.36%, 10/25/2020 ►	$418
13,823	2.00%, 08/25/2018 ►	842
9,040	3.00%, 02/15/2029 ☼Ð	9,507
2,527	3.00%, 08/01/2029	2,685
18,300	3.00%, 02/15/2045 ☼Ð	18,889
4,600	3.50%, 02/15/2029 ☼Ð	4,885
5,428	3.50%, 08/01/2034	5,755
17,200	3.50%, 02/15/2045 ☼Ð	18,136
6,295	4.00%, 08/01/2025	6,735
1,214	4.00%, 08/01/2042	1,309
1,898	4.00%, 09/01/2042	2,047
697	4.00%, 07/01/2044	752
10,500	4.00%, 02/15/2045 ☼Ð	11,240
10,600	4.00%, 03/15/2045 ☼Ð	11,323
31,400	4.50%, 02/15/2045 ☼Ð	34,000
28	5.50%, 11/01/2037	32
2	5.50%, 02/01/2038	3
133	5.50%, 04/01/2038	148
113	5.50%, 06/01/2038	126
6,960	5.50%, 08/01/2038	7,785
334	5.50%, 05/01/2040	373
1,449	5.50%, 08/01/2040	1,620
1,159	5.50%, 06/01/2041	1,297
8,700	5.50%, 03/15/2045 ☼Ð	9,699
585	6.00%, 01/01/2023	651
113	6.00%, 11/01/2032	130
240	6.00%, 11/01/2033	275
187	6.00%, 02/01/2034	214
310	6.00%, 07/01/2034	355
102	6.00%, 08/01/2034	116
192	6.00%, 09/01/2034	219
63	6.00%, 01/01/2035	71
90	6.00%, 03/01/2035	103
51	6.00%, 05/01/2038	57
642	6.00%, 06/01/2038	725
200	6.00%, 02/15/2044 ☼Ð	226
		152,748

13

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 24.7% - (continued)
	FNMA - 10.2%
$3,144	2.14%, 11/01/2022	$3,187
4,492	2.15%, 10/01/2022	4,554
2,153	2.20%, 12/01/2022	2,191
1,265	2.28%, 11/01/2022	1,288
58	2.29%, 10/01/2022	59
1,070	2.34%, 11/01/2022	1,094
986	2.40%, 10/01/2022	1,011
839	2.42%, 11/01/2022	862
60	2.44%, 01/01/2023	62
48	2.45%, 08/01/2022	49
862	2.47%, 11/01/2022	889
13,450	2.50%, 02/15/2030 ☼Ð	13,914
595	2.50%, 01/01/2043	597
3,399	2.50%, 02/01/2043	3,414
2,564	2.50%, 03/01/2043	2,576
980	2.50%, 04/01/2043	985
477	2.50%, 06/01/2043	479
996	2.50%, 08/01/2043	1,001
600	2.50%, 02/15/2044 ☼Ð	602
58	2.66%, 09/01/2022	60
510	2.76%, 05/01/2021	536
2,175	2.78%, 01/30/2020 ☼	2,213
81	2.78%, 04/01/2022	85
2,029	2.78%, 03/01/2027 ☼	2,070
2,630	2.85%, 02/01/2027 ☼	2,682
350	2.94%, 06/01/2022	370
81	2.98%, 01/01/2022	86
3,710	3.00%, 02/15/2030 ☼Ð	3,901
19,500	3.00%, 02/15/2045 ☼Ð	20,163
1,958	3.10%, 09/01/2024	2,101
1,365	3.13%, 02/01/2027 ☼	1,436
285	3.16%, 12/01/2026	304
58	3.20%, 04/01/2022	62
1,465	3.21%, 05/01/2023	1,583
265	3.24%, 12/01/2026	285
495	3.26%, 05/01/2024	537
699	3.30%, 12/01/2026	759
255	3.34%, 04/01/2024	278
579	3.41%, 11/01/2024	632
1,964	3.42%, 04/01/2024	2,156
100	3.45%, 01/01/2024	110
104	3.47%, 01/01/2024	114
9,700	3.50%, 02/15/2030 ☼Ð	10,298
8,800	3.50%, 02/15/2045 ☼Ð	9,297
255	3.67%, 08/01/2023	284
70	3.70%, 10/01/2023	78
95	3.76%, 03/01/2024	106
70	3.86%, 11/01/2023	79
140	3.86%, 12/01/2025	159
241	3.87%, 10/01/2025	275
313	3.89%, 05/01/2030	357
325	3.93%, 10/01/2023	366
139	3.96%, 05/01/2034	162
85	3.97%, 05/01/2029	98
1,950	4.00%, 06/01/2025	2,089
708	4.00%, 08/01/2042	764
7,641	4.00%, 02/15/2045 ☼Ð	8,183
1,254	4.02%, 11/01/2028	1,451
205	4.06%, 10/01/2028	237
1,021	4.50%, 08/01/2024	1,104
98	4.50%, 04/01/2025	106
489	4.50%, 08/01/2040	538
32,900	4.50%, 02/15/2045 ☼Ð	35,706
31	5.00%, 04/01/2018	32
76	5.00%, 05/01/2018	80
524	5.00%, 06/01/2018	552
36	5.00%, 07/01/2018	38
113	5.00%, 12/01/2019	120
543	5.00%, 01/01/2022	572
871	5.00%, 04/25/2038 ‡	950
9,400	5.00%, 02/15/2044 ☼Ð	10,393
19	5.50%, 01/01/2017	20
32	5.50%, 11/01/2018	34
114	5.50%, 08/01/2019	122
120	5.50%, 09/01/2019	129
177	5.50%, 10/01/2019	189
29	5.50%, 05/01/2020	31
929	5.50%, 06/01/2022	1,011
385	5.50%, 06/01/2033	433
1,431	5.50%, 07/01/2033	1,610
106	5.50%, 08/01/2033	119
5,194	5.50%, 11/01/2035	5,834
1,423	5.50%, 04/01/2036	1,591
2,506	5.50%, 11/01/2037	2,804
2,803	5.50%, 06/25/2042 ►	407
3	6.00%, 05/01/2016	3
38	6.00%, 05/01/2017	38
21	6.00%, 11/01/2031	24
285	6.00%, 12/01/2032	322
478	6.00%, 03/01/2033	546
1,304	6.00%, 02/01/2037	1,478
1,071	6.00%, 12/01/2037	1,214
427	6.00%, 03/01/2038	483
367	6.00%, 10/01/2038	416
57	7.00%, 10/01/2037	68
3	7.50%, 12/01/2029	3
23	7.50%, 03/01/2030	29
41	7.50%, 09/01/2031	48
		184,817
	GNMA - 6.0%
6,200	3.00%, 02/15/2045 ☼Ð	6,433
1,137	3.50%, 05/15/2042	1,212
2,456	3.50%, 12/15/2042	2,617
1,704	3.50%, 03/15/2043	1,816
1,844	3.50%, 04/15/2043	1,963
6,644	3.50%, 05/15/2043	7,072
21,750	3.50%, 02/15/2045 ☼Ð	22,993
6,128	4.00%, 09/20/2040	6,557
809	4.00%, 10/20/2040	878
1,258	4.00%, 12/20/2040	1,343
20,400	4.00%, 03/15/2045 ☼Ð	21,723
99	4.50%, 07/15/2033	109
276	4.50%, 05/15/2040	307
962	4.50%, 06/15/2041	1,066
2,322	5.00%, 06/15/2041	2,562
3,866	5.00%, 03/15/2044	4,300

14

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 24.7% - (continued)
	GNMA - 6.0% - (continued)
$5,100	5.00%, 02/15/2045 ☼Ð	$5,626
904	5.50%, 05/15/2033	1,021
79	5.50%, 06/15/2035	89
615	5.50%, 04/15/2038	687
3,800	5.50%, 02/15/2044 ☼Ð	4,239
87	6.00%, 02/15/2029	98
209	6.00%, 11/15/2032	236
314	6.00%, 02/15/2033	358
87	6.00%, 07/15/2033	101
199	6.00%, 10/15/2034	227
823	6.00%, 03/15/2036	955
9	6.00%, 05/15/2036	11
284	6.00%, 10/15/2036	325
140	6.00%, 01/15/2037	161
324	6.00%, 02/15/2037	374
611	6.00%, 06/15/2037	702
277	6.00%, 11/15/2037	314
3	6.00%, 03/15/2038	3
187	6.00%, 06/15/2038	217
428	6.00%, 08/15/2038	485
292	6.00%, 10/15/2038	330
474	6.00%, 11/15/2038	538
291	6.00%, 12/15/2038	334
285	6.00%, 01/15/2039	322
6	6.00%, 03/15/2039	7
1,256	6.00%, 04/15/2039	1,433
562	6.00%, 08/15/2039	635
56	6.00%, 09/15/2039	63
280	6.00%, 11/15/2039	316
103	6.00%, 03/15/2040	116
31	6.00%, 06/15/2040	35
415	6.00%, 12/15/2040	468
1,394	6.00%, 06/15/2041	1,573
2,200	6.00%, 02/15/2045 ☼Ð	2,484
18	6.50%, 09/15/2028	21
3	6.50%, 10/15/2028	4
6	6.50%, 12/15/2028	7
91	6.50%, 05/15/2029	108
126	6.50%, 08/15/2031	146
18	6.50%, 09/15/2031	21
67	6.50%, 10/15/2031	77
217	6.50%, 11/15/2031	250
65	6.50%, 01/15/2032	76
42	6.50%, 03/15/2032	48
9	6.50%, 04/15/2032	10
52	6.50%, 07/15/2032	60
		108,662
	Total U.S. Government Agencies
	(Cost $440,184)	$446,227

U.S. Government Securities - 9.9%
U.S. Treasury Securities - 9.9%
	U.S. Treasury Bonds - 5.1%
$12,650	3.00%, 11/15/2044 ‡	$14,678
10,790	3.13%, 08/15/2044 Є	12,805
16,050	3.38%, 05/15/2044 Є	19,933
4,355	3.63%, 08/15/2043 ‡	5,633
13,735	3.63%, 02/15/2044 ‡	17,778
		70,827
	U.S. Treasury Notes - 4.8%
47,350	0.13%, 07/15/2024 ◄‡	47,725
21,635	0.25%, 01/15/2025 ◄‡	22,026
1,300	0.50%, 09/30/2016 ‡	1,303
12,740	0.88%, 04/30/2017 Є	12,834
1,030	1.00%, 09/15/2017 ‡	1,038
16,000	1.50%, 12/31/2018 ‡	16,292
450	2.25%, 11/15/2024 ‡	473
1,150	2.38%, 08/15/2024 ‡	1,221
4,700	3.13%, 04/30/2017 □Є	4,969
		107,881
		178,708
	Total U.S. Government Securities
	(Cost $162,970)	$178,708

Preferred Stocks - 0.1%
	Banks - 0.0%
—	U.S. Bancorp	$393

	Diversified Financials - 0.1%
20	Citigroup Capital XIII	532
7	Discover Financial Services	184
		716
	Insurance - 0.0%
7	Allstate (The) Corp.	181

	Total Preferred Stocks
	(Cost $1,240)	$1,290

	Total Long-Term Investments Excluding Purchased Options
	(Cost $1,743,562)	$1,787,926

Short-Term Investments - 16.7%
Other Direct Federal Obligations - 11.9%
	FHLB
$69,885	0.07%, 4/29/2015	$69,873
44,500	0.08%, 5/1/2015 ○	44,493
100,000	0.09%, 2/25/2015 ○╦	99,996
		214,362
Repurchase Agreements - 4.8%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $85, collateralized by U.S. Treasury Note 0.88%, 2017, value of $87)
$85	0.04%, 1/31/15	$85

15

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 16.7% - (continued)
Repurchase Agreements - 4.8% - (continued)
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $3,679,
collateralized by FHLMC 3.50% - 4.00%,
2032 - 2045, FNMA 1.83% - 4.50%, 2025 -
	2045, value of $3,753)
$3,679	0.06%, 1/31/15		$3,679
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $26,691, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $27,225)
26,691	0.05%, 1/31/15		26,691
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $6,214, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S.
Treasury Note 0.75% - 2.50%, 2017 - 2024,
	value of $6,339)
6,214	0.06%, 1/31/15		6,214
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $17,779, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $18,135)
17,779	0.04%, 1/31/15		17,779
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $11,559, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $11,790)
11,559	0.05%, 1/31/15		11,559
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,013, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $1,033)
1,013	0.05%, 1/31/15		1,013
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4,251, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$4,336)
4,251	0.06%, 1/31/15		4,251
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $261, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $266)
261	0.06%, 1/31/15		261
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $15,865, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $16,183)
15,865	0.07%, 1/31/15		15,865
			87,397
	Total Short-Term Investments
	(Cost $301,763)		$301,759

	Total Investments Excluding Purchased Options
	(Cost $2,045,325)	115.6%	$2,089,685
	Total Purchased Options
	(Cost $3,681)	0.2%	3,216
	Total Investments
	(Cost $2,049,006) ▲	115.8%	$2,092,901
	Other Assets and Liabilities	(15.8)%	(285,063)
	Total Net Assets	100.0%	$1,807,838

16

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $2,051,012 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$66,019
Unrealized Depreciation	(24,130)
Net Unrealized Appreciation	$41,889

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $348,601, which represents 19.3% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $65,207, which represents 3.6% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $289,274 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Є	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

Θ	This security, or a portion of this security, has been pledged as collateral in connection with OTC option and/or swaption contracts.

□	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

17

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Cash and securities pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received *
OTC option and/or OTC swap contracts	$–	$14,914
Total	$–	$14,914

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.
*	Securities valued at $5,899, held on behalf of the Fund at the custodian, were designated by broker(s) as collateral in connection with OTC option and/or OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
BRL Call/USD Put	JPM	FX	2.41 BRL per USD	09/28/15	BRL	10,500,000	$6	$74	$(68)
CNY Call/USD Put	BOA	FX	6.15 CNY per USD	02/17/15	CNY	45,000,000	11	13	(2)
RUB Call/USD Put	GSC	FX	36.97 RUB per USD	09/02/15	RUB	159,000,000	–	57	(57)
Total Calls						214,500,000	$17	$144	$(127)
Puts
PEN Put/USD Call	JPM	FX	3.01 PEN per USD	03/10/15	PEN	5,300,000	$38	$20	$18

Total purchased option contracts						219,800,000	$55	$164	$(109)

* The number of contracts does not omit 000's.

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	IR	2.52%	01/23/25	USD	5,100,000	$851	$765	$86
Interest Rate Swaption USD	JPM	IR	2.38%	01/30/25	USD	5,100,000	791	791	–
Total Calls						10,200,000	$1,642	$1,556	$86
Puts
Interest Rate Swaption USD	JPM	IR	3.50%	04/29/15	USD	22,975,000	$1	$405	$(404)
Interest Rate Swaption USD	JPM	IR	2.13%	01/23/25	USD	5,100,000	727	765	(38)
Interest Rate Swaption USD	JPM	IR	2.38%	01/30/25	USD	5,100,000	791	791	–
Total Puts						33,175,000	$1,519	$1,961	$(442)
Total purchased swaption contracts						43,375,000	$3,161	$3,517	$(356)
Written swaption contracts:
Calls
Credit Default Swaption CDX.NA.IG.23	CBK	CR	0.75%	02/18/15	USD	134,355,000	$369	$383	$14

Puts
Credit Default Swaption CDX.NA.IG.23	CBK	CR	0.75%	02/18/15	USD	134,355,000	$121	$268	$147

Total written swaption contracts						268,710,000	$490	$651	$161

*	The number of contracts does not omit 000's.
Δ	For purchased swaptions, premiums are paid by the Fund, for written swaptions, premiums are received.

18

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 30-Year Bond Future	558	03/20/2015	$83,041	$84,415	$1,374	$–	$458	$(34)
U.S. Treasury 5-Year Note Future	2,472	03/31/2015	298,355	299,962	1,607	–	1,160	–
Total					$2,981	$–	$1,618	$(34)
Short position contracts:
Euro-BUND Future	2	03/06/2015	$353	$360	$–	$(7)	$–	$(2)
U.S. Treasury 10-Year Note Future	1,251	03/20/2015	161,701	163,725	–	(2,024)	–	(909)
U.S. Treasury 2-Year Note Future	240	03/31/2015	52,707	52,744	–	(37)	–	(52)
U.S. Treasury CME Ultra Long Term Bond Future	75	03/20/2015	13,033	13,420	–	(387)	2	(120)
Total					$–	$(2,455)	$2	$(1,083)
Total futures contracts					$2,981	$(2,455)	$1,620	$(1,117)

*	The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	BCLY	USD	1,957	(0.32)%	07/25/45	$714	$–	$410	$–	$(304)
ABX.HE.AAA.06-1	BCLY	USD	234	(0.18)%	07/25/45	25	–	6	–	(19)
ABX.HE.AAA.06-1	CSI	USD	82	(0.18)%	07/25/45	1	–	2	1	–
ABX.HE.AAA.06-1	GSC	USD	154	(0.18)%	07/25/45	14	–	4	–	(10)
ABX.HE.AAA.06-1	JPM	USD	9	(0.18)%	07/25/45	–	–	–	–	–
ABX.HE.AAA.06-1	JPM	USD	3	(0.18)%	07/25/45	–	–	–	–	–
ABX.HE.AAA.06-1	MSC	USD	18	(0.18)%	07/25/45	–	–	–	–	–
ABX.HE.AAA.06-2	BOA	USD	3,118	(0.11)%	05/25/46	649	–	624	–	(25)
ABX.HE.AAA.06-2	CSI	USD	81	(0.11)%	05/25/46	16	–	16	–	–
ABX.HE.AAA.06-2	CSI	USD	1,050	(0.11)%	05/25/46	246	–	210	–	(36)
ABX.HE.AAA.06-2	DEUT	USD	379	(0.11)%	05/25/46	88	–	76	–	(12)
ABX.HE.AAA.06-2	JPM	USD	622	(0.11)%	05/25/46	125	–	124	–	(1)
ABX.HE.AAA.06-2	JPM	USD	1,978	(0.11)%	05/25/46	395	–	396	1	–
ABX.HE.AAA.06-2	MSC	USD	892	(0.11)%	05/25/46	180	–	178	–	(2)
ABX.HE.AAA.07	JPM	USD	67	(0.09)%	08/25/37	17	–	17	–	–
ABX.HE.AAA.07	MSC	USD	449	(0.09)%	08/25/37	116	–	117	1	–
ABX.HE.AAA.07-1	CSI	USD	1,975	(0.09)%	08/25/37	570	–	513	–	(57)
ABX.HE.AAA.07-1	GSC	USD	1,118	(0.09)%	08/25/37	280	–	290	10	–
ABX.HE.AAA.07-1	JPM	USD	67	(0.09)%	08/25/37	19	–	17	–	(2)
ABX.HE.AAA.07-1	MSC	USD	1,214	(0.09)%	08/25/37	296	–	315	19	–
ABX.HE.PENAAA.06-2	BCLY	USD	118	(0.11)%	05/25/46	19	–	16	–	(3)
ABX.HE.PENAAA.06-2	GSC	USD	1,911	(0.11)%	05/25/46	478	–	266	–	(212)
ABX.HE.PENAAA.06-2	JPM	USD	2,051	(0.11)%	05/25/46	512	–	286	–	(226)
ABX.HE.PENAAA.06-2	JPM	USD	318	(0.11)%	05/25/46	43	–	44	1	–
ABX.HE.PENAAA.06-2	MSC	USD	1,002	(0.11)%	05/25/46	243	–	139	–	(104)
ABX.HE.PENAAA.07-1	GSC	USD	1,007	(0.09)%	08/25/37	418	–	227	–	(191)
CDX.EM.21	JPM	USD	3,825	(1.00)%	12/20/19	447	–	493	46	–
CDX.EM.22	BNP	USD	2,065	(1.00)%	12/20/19	248	–	266	18	–
CDX.EM.22	CBK	USD	25,180	(1.00)%	12/20/19	3,092	–	3,247	155	–
CDX.EM.22	DEUT	USD	2,170	(1.00)%	12/20/19	257	–	280	23	–
CDX.EM.22	GSC	USD	5,610	(1.00)%	12/20/19	669	–	724	55	–
CMBX.NA.A.7	JPM	USD	35	(2.00)%	01/17/47	–	–	–	–	–
CMBX.NA.A.7	JPM	USD	1,520	(2.00)%	01/17/47	–	(32)	3	35	–
CMBX.NA.AA.2	BOA	USD	3,437	(0.15)%	03/15/49	1,302	–	1,117	–	(185)
CMBX.NA.AA.2	CSI	USD	1,636	(0.15)%	03/15/49	508	–	531	23	–
CMBX.NA.AA.2	GSC	USD	599	(0.15)%	03/15/49	209	–	195	–	(14)

19

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AA.2	MSC	USD	66	(0.15)%	03/15/49	$22	$–	$21	$–	$(1)
CMBX.NA.AA.7	BOA	USD	350	(1.50)%	01/17/47	–	(4)	1	5	–
CMBX.NA.AA.7	CSI	USD	3,770	(1.50)%	01/17/47	19	–	13	–	(6)
CMBX.NA.AA.7	CSI	USD	2,065	(1.50)%	01/17/47	–	(20)	7	27	–
CMBX.NA.AA.7	MSC	USD	1,565	(1.50)%	01/17/47	–	(16)	6	22	–
CMBX.NA.AJ.1	DEUT	USD	820	(0.84)%	10/12/52	49	–	16	–	(33)
CMBX.NA.AJ.1	JPM	USD	340	(0.84)%	10/12/52	19	–	7	–	(12)
CMBX.NA.AJ.1	MSC	USD	1,170	(0.84)%	10/12/52	82	–	24	–	(58)
CMBX.NA.AJ.2	CSI	USD	1,750	(1.09)%	03/15/49	144	–	151	7	–
CMBX.NA.AJ.2	DEUT	USD	159	(1.09)%	03/15/49	12	–	14	2	–
CMBX.NA.AJ.2	DEUT	USD	2,043	(1.09)%	03/15/49	185	–	177	–	(8)
CMBX.NA.AJ.2	GSC	USD	3,823	(1.09)%	03/15/49	286	–	329	43	–
CMBX.NA.AJ.4	CBK	USD	1,021	(0.96)%	02/17/51	192	–	204	12	–
CMBX.NA.AJ.4	CSI	USD	2,879	(0.96)%	02/17/51	536	–	577	41	–
CMBX.NA.AJ.4	DEUT	USD	1,285	(0.96)%	02/17/51	249	–	257	8	–
CMBX.NA.AJ.4	GSC	USD	3,172	(0.96)%	02/17/51	553	–	636	83	–
CMBX.NA.AJ.4	JPM	USD	90	(0.96)%	02/17/51	22	–	18	–	(4)
CMBX.NA.AJ.4	JPM	USD	642	(0.96)%	02/17/51	124	–	129	5	–
CMBX.NA.AJ.4	MSC	USD	1,579	(0.96)%	02/17/51	281	–	316	35	–
CMBX.NA.AJ.4	MSC	USD	3,367	(0.96)%	02/17/51	1,033	–	675	–	(358)
CMBX.NA.AM.2	CSI	USD	3,645	(0.50)%	03/15/49	223	–	27	–	(196)
CMBX.NA.AM.2	DEUT	USD	3,645	(0.50)%	03/15/49	210	–	27	–	(183)
CMBX.NA.AM.2	JPM	USD	1,310	(0.50)%	03/15/49	26	–	10	–	(16)
CMBX.NA.AM.2	MSC	USD	705	(0.50)%	03/15/49	35	–	5	–	(30)
CMBX.NA.AM.4	JPM	USD	200	(0.50)%	02/17/51	11	–	6	–	(5)
CMBX.NA.AM.4	MSC	USD	1,210	(0.50)%	02/17/51	258	–	36	–	(222)
CMBX.NA.AS.6	CSI	USD	245	(1.00)%	05/11/63	1	–	3	2	–
CMBX.NA.AS.6	CSI	USD	3,270	(1.00)%	05/11/63	44	–	35	–	(9)
CMBX.NA.AS.7	CBK	USD	1,445	(1.00)%	01/17/47	33	–	27	–	(6)
CMBX.NA.AS.7	CSI	USD	1,610	(1.00)%	01/17/47	38	–	31	–	(7)
CMBX.NA.AS.7	CSI	USD	900	(1.00)%	01/17/47	15	–	17	2	–
Total						$16,898	$(72)	$14,951	$682	$(2,557)
Sell protection:
CMBX.NA.A.2	BOA	USD	867	0.25%	03/15/49	$–	$(499)	$(570)	$–	$(71)
CMBX.NA.A.2	DEUT	USD	28	0.25%	03/15/49	–	(18)	(19)	–	(1)
CMBX.NA.A.6	MSC	USD	1,175	2.00%	05/11/63	10	–	7	–	(3)
CMBX.NA.AAA.6	BOA	USD	4,775	0.50%	05/11/63	–	(108)	(113)	–	(5)
CMBX.NA.AAA.6	BOA	USD	2,545	0.50%	05/11/63	–	(67)	(60)	7	–
CMBX.NA.AAA.6	CSI	USD	10,025	0.50%	05/11/63	–	(210)	(237)	–	(27)
CMBX.NA.AAA.6	CSI	USD	3,090	0.50%	05/11/63	–	(105)	(73)	32	–
CMBX.NA.AAA.6	DEUT	USD	5,425	0.50%	05/11/63	–	(132)	(128)	4	–
CMBX.NA.AAA.6	DEUT	USD	3,660	0.50%	05/11/63	–	(63)	(86)	–	(23)
CMBX.NA.AAA.6	GSC	USD	1,210	0.50%	05/11/63	–	(27)	(29)	–	(2)
CMBX.NA.AAA.6	MSC	USD	2,435	0.50%	05/11/63	–	(55)	(58)	–	(3)
CMBX.NA.AAA.6	MSC	USD	1,390	0.50%	05/11/63	–	(37)	(33)	4	–
CMBX.NA.AAA.6	UBS	USD	7,225	0.50%	05/11/63	–	(193)	(171)	22	–
CMBX.NA.AAA.6	UBS	USD	4,615	0.50%	05/11/63	–	(106)	(109)	–	(3)
CMBX.NA.AAA.7	BOA	USD	2,375	0.50%	01/17/47	–	(59)	(82)	–	(23)
CMBX.NA.AAA.7	CSI	USD	2,430	0.50%	01/17/47	–	(66)	(83)	–	(17)
CMBX.NA.AAA.8	CSI	USD	1,980	0.50%	10/17/57	–	(92)	(92)	–	–
CMBX.NA.AAA.8	MSC	USD	340	0.50%	10/17/57	–	(16)	(16)	–	–
CMBX.NA.BB.6	BCLY	USD	655	5.00%	05/11/63	4	–	(3)	–	(7)
CMBX.NA.BB.6	BOA	USD	1,945	5.00%	05/11/63	–	(18)	(8)	10	–
CMBX.NA.BB.6	BOA	USD	1,915	5.00%	05/11/63	–	(7)	(8)	–	(1)

20

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	CBK	USD	1,515	5.00%	05/11/63	$–	$(12)	$(7)	$5	$–
CMBX.NA.BB.6	CSI	USD	2,750	5.00%	05/11/63	–	(33)	(12)	21	–
CMBX.NA.BB.6	CSI	USD	5,175	5.00%	05/11/63	49	–	(23)	–	(72)
CMBX.NA.BB.6	GSC	USD	1,010	5.00%	05/11/63	7	–	(4)	–	(11)
CMBX.NA.BB.6	UBS	USD	110	5.00%	05/11/63	1	–	–	–	(1)
CMBX.NA.BB.7	BCLY	USD	360	5.00%	01/17/47	–	(11)	(9)	2	–
CMBX.NA.BB.7	BOA	USD	685	5.00%	01/17/47	–	(32)	(18)	14	–
CMBX.NA.BB.7	CSI	USD	2,275	5.00%	01/17/47	–	(125)	(59)	66	–
CMBX.NA.BB.7	CSI	USD	705	5.00%	01/17/47	8	–	(18)	–	(26)
CMBX.NA.BB.7	DEUT	USD	575	5.00%	01/17/47	–	(6)	(15)	–	(9)
CMBX.NA.BB.7	DEUT	USD	770	5.00%	01/17/47	–	(25)	(20)	5	–
CMBX.NA.BB.7	GSC	USD	1,625	5.00%	01/17/47	–	(97)	(42)	55	–
CMBX.NA.BB.8	BOA	USD	1,100	5.00%	10/17/57	–	(80)	(78)	2	–
CMBX.NA.BB.8	CSI	USD	365	5.00%	10/17/57	–	(27)	(26)	1	–
CMBX.NA.BBB-.7	CSI	USD	1,160	3.00%	01/17/47	–	(20)	(28)	–	(8)
CMBX.NA.BBB-.7	CSI	USD	1,080	3.00%	01/17/47	–	(64)	(26)	38	–
CMBX.NA.BBB-.7	UBS	USD	840	3.00%	01/17/47	–	(45)	(20)	25	–
PrimeX.ARM.2	JPM	USD	210	4.58%	12/25/37	6	–	6	–	–
PrimeX.ARM.2	JPM	USD	156	4.58%	12/25/37	5	–	5	–	–
PrimeX.ARM.2	MSC	USD	2,509	4.58%	12/25/37	–	(184)	77	261	–
PrimeX.ARM.2	MSC	USD	124	4.58%	12/25/37	4	–	4	–	–
Total						$94	$(2,639)	$(2,284)	$574	$(313)
Total traded indices						$16,992	$(2,711)	$12,667	$1,256	$(2,870)
Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	GSC	USD	2,310	(1.00)% / 2.21%	12/20/19	$98	$–	$129	$31	$–
Brazil (Federative Republic of)	JPM	USD	2,290	(1.00)% / 2.21%	12/20/19	113	–	127	14	–
ConAgra Foods, Inc.	JPM	USD	775	(1.00)% / 0.61%	03/20/20	–	(19)	(15)	4	–
Darden Restaurants, Inc.	BCLY	USD	3,325	(1.00)% / 1.30%	12/20/19	120	–	47	–	(73)
Darden Restaurants, Inc.	GSC	USD	325	(1.00)% / 1.35%	03/20/20	7	–	6	–	(1)
E L Du Pont De Nemours & Company	BCLY	USD	500	(1.00)% / 0.48%	03/20/20	–	(14)	(13)	1	–
Pfizer, Inc.	CSI	USD	1,225	(1.00)% / 0.16%	03/20/20	–	(51)	(52)	–	(1)
Russia (Federation of)	GSC	USD	3,895	(1.00)% / 6.29%	12/20/19	825	–	820	–	(5)
Total						$1,163	$(84)	$1,049	$50	$(80)
Sell protection:
Enbridge, Inc.	CBK	USD	1,650	1.00% / 3.28%	03/20/20	$–	$(151)	$(173)	$–	$(22)
Illinois State GO	GSC	USD	1,050	1.00% / 1.37%	06/20/17	3	–	(9)	–	(12)
Transocean, Inc.	MSC	USD	825	1.00% / 7.88%	03/20/20	–	(158)	(217)	–	(59)
Total						$3	$(309)	$(399)	$–	$(93)
Total single-name issues						$1,166	$(393)	$650	$50	$(173)
Total OTC contracts						$18,158	$(3,104)	$13,317	$1,306	$(3,043)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

21

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.23	CME	USD	73,150	(5.00)%	12/20/19	$(3,629)	$(4,061)	$–	$(432)	$167	$–
CDX.NA.IG.23	CME	USD	75,015	(1.00)%	12/20/19	(1,070)	(1,048)	22	–	76	–
ITRAXX.XOV.22	ICE	EUR	16,105	(5.00)%	12/20/19	(1,465)	(1,395)	70	–	79	–
Total						$(6,164)	$(6,504)	$92	$(432)	$322	$–
Sell protection:
CDX.NA.HY.23	CME	USD	1,050	5.00%	12/20/19	$64	$58	$–	$(6)	$–	$(2)

Total traded indices						$(6,100)	$(6,446)	$92	$(438)	$322	$(2)
Total centrally cleared contracts						$(6,100)	$(6,446)	$92	$(438)	$322	$(2)

(a)	The FCM to the contracts is GSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2015

Clearing	Payments made	Payments received	Notional		Expiration	Upfront Premiums Paid	Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
House (a)	by Fund	by Fund	Amount		Date	(Received)	Value ╪	Asset	Liability	Asset	Liability
LCH	0.43% Fixed	6M EURIBOR	EUR	250	09/17/17	$–	$(2)	$–	$(2)	$–	$–

(a)	The FCM to the contracts is GSC.

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.00%	$1,900	02/15/2044	$2,095	$(2)
FHLMC, 5.50%	10,500	02/15/2044	11,721	13
FNMA, 3.50%	5,200	02/15/2030	5,521	(18)
FNMA, 5.50%	19,600	02/15/2045	21,920	(8)
FNMA, 6.00%	2,600	02/15/2044	2,944	2
GNMA, 3.50%	7,300	02/15/2045	7,709	(28)
GNMA, 4.50%	1,650	02/15/2040	1,801	(2)
GNMA, 4.50%	1,300	02/15/2045	1,411	(3)
Total			$55,122	$(46)

At January 31, 2015, the aggregate market value of these securities represents 3.0% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
BRL	Buy	03/03/2015	UBS	$2,325	$2,255	$–	$(70)
BRL	Sell	03/03/2015	MSC	2,273	2,255	18	–
COP	Buy	03/18/2015	CBK	1,766	1,745	–	(21)
COP	Sell	03/18/2015	BOA	5,079	5,014	65	–
EUR	Buy	03/18/2015	MSC	242	232	–	(10)

22

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	03/18/2015	NAB	$13	$12	$–	$(1)
EUR	Buy	02/02/2015	RBC	1,720	1,718	–	(2)
EUR	Buy	03/18/2015	SCB	350	335	–	(15)
EUR	Buy	02/27/2015	UBS	362	362	–	–
EUR	Sell	02/19/2015	BNP	200	181	19	–
EUR	Sell	02/19/2015	BOA	424	384	40	–
EUR	Sell	02/27/2015	BOA	23,365	22,322	1,043	–
EUR	Sell	09/18/2015	CBK	1,714	1,502	212	–
EUR	Sell	02/19/2015	DEUT	1,631	1,565	66	–
EUR	Sell	02/19/2015	JPM	194	175	19	–
EUR	Sell	03/18/2015	MSC	12	12	–	–
EUR	Sell	03/18/2015	NAB	1,696	1,548	148	–
EUR	Sell	02/27/2015	RBC	1,721	1,719	2	–
GBP	Buy	02/06/2015	BCLY	4,249	4,210	–	(39)
GBP	Buy	03/18/2015	RBC	401	387	–	(14)
GBP	Buy	02/02/2015	WEST	416	417	1	–
GBP	Sell	03/18/2015	BCLY	4,247	4,208	39	–
GBP	Sell	02/06/2015	BOA	3,381	3,215	166	–
GBP	Sell	02/06/2015	DEUT	531	527	4	–
GBP	Sell	02/27/2015	DEUT	5,066	5,045	21	–
GBP	Sell	02/06/2015	MSC	488	467	21	–
GBP	Sell	02/27/2015	WEST	416	417	–	(1)
MYR	Buy	02/13/2015	BOA	2,374	2,282	–	(92)
MYR	Sell	02/13/2015	BCLY	5,179	4,794	385	–
NGN	Buy	10/08/2015	BNP	2,733	2,122	–	(611)
NGN	Sell	10/08/2015	CBK	2,260	2,123	137	–
RON	Buy	03/16/2015	BNP	2,603	2,393	–	(210)
RSD	Buy	09/18/2015	CBK	1,583	1,370	–	(213)
RUB	Sell	03/18/2015	JPM	721	671	50	–
TRY	Buy	03/31/2015	BOA	2,888	2,770	–	(118)
TRY	Sell	03/18/2015	BCLY	1,764	1,688	76	–
TRY	Sell	03/31/2015	BCLY	2,940	2,770	170	–
Total						$2,702	$(1,417)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

23

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian New Ruble
TRY	Turkish New Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Municipal Bond Abbreviations:
GO	General Obligation
Rev	Revenue

Other Abbreviations:
CLO	Collateralized Loan Obligation
CR	Credit
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
TBA	To Be Announced

Credit Exposure

as of January 31, 2015

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	37.9%
Aa/ AA	15.6
A	7.6
Baa/ BBB	18.2
Ba/ BB	7.8
B	4.7
Caa/ CCC or Lower	4.2
Not Rated	2.8
Non-Debt Securities and Other Short-Term Instruments	17.0
Other Assets and Liabilities	(15.8)
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

24

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$482,046	$–	$443,444	$38,602
Corporate Bonds	516,967	–	515,039	1,928
Foreign Government Obligations	54,103	–	54,103	–
Municipal Bonds	18,671	–	18,671	–
Preferred Stocks	1,290	897	393	–
Senior Floating Rate Interests	89,914	–	89,914	–
U.S. Government Agencies	446,227	–	437,826	8,401
U.S. Government Securities	178,708	36,704	142,004	–
Short-Term Investments	301,759	–	301,759	–
Purchased Options	3,216	1,582	1,634	–
Total	$2,092,901	$39,183	$2,004,787	$48,931
Foreign Currency Contracts *	$2,702	$–	$2,702	$–
Futures *	2,981	2,981	–	–
Swaps - Credit Default *	1,398	–	1,398	–
Total	$7,081	$2,981	$4,100	$–
Liabilities:
TBA Sale Commitments	$55,122	$–	$55,122	$–
Written Options	490	–	490	–
Total	$55,612	$–	$55,612	$–
Foreign Currency Contracts *	$1,417	$–	$1,417	$–
Futures *	2,455	2,455	–	–
Swaps - Credit Default *	3,481	–	3,481	–
Swaps - Interest Rate *	2	–	2	–
Total	$7,355	$2,455	$4,900	$–

♦	For the three-month period ended January 31, 2015, investments valued at $24,764 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

25

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2015 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$47,162	$1,320	$(1,529	)†	$301	$911	$(8,674)	$—	$(889)	$38,602
Corporate Bonds	1,250	—	26	‡	—	1,902	—	—	(1,250)	1,928
U.S. Government Agencies	—	—	—	§	—	8,401	—	—	—	8,401
Total	$48,412	$1,320	$(1,503)		$301	$11,214	$(8,674)	$—	$(2,139)	$48,931

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(234).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $26.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was zero.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

26

The Hartford Unconstrained Bond Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 20.3%
	Arts, Entertainment and Recreation - 0.3%
	Galaxy XIX CLO Ltd.
$315	1.82%, 01/24/2027 ■○☼	$315

	Finance and Insurance - 20.0%
	Adjustable Rate Mortgage Trust
87	0.44%, 11/25/2035 ‡Δ	79
	American Home Mortgage Assets Trust
90	0.29%, 03/25/2047 ‡Δ	72
187	1.05%, 10/25/2046 ‡Δ	135
	Apidos CLO
390	1.80%, 01/16/2027 ■○☼	390
	Asset Backed Funding Certificates
71	0.39%, 01/25/2037 ‡Δ	44
	Atlas Senior Loan Fund Ltd.
395	1.78%, 10/15/2026 ■‡Δ	394
335	1.80%, 07/16/2026 ■‡Δ	335
	Banc of America Funding Corp.
150	0.36%, 10/20/2036 ‡Δ	112
54	5.85%, 01/25/2037 ‡	44
	Banc of America Mortgage Securities
112	2.69%, 09/25/2035 Δ	103
	BCAP LLC Trust
176	0.34%, 01/25/2037 ‡Δ	139
218	0.35%, 03/25/2037 ‡Δ	185
148	0.38%, 05/25/2047 ‡Δ	110
	Bear Stearns Adjustable Rate Mortgage Trust
55	2.36%, 02/25/2036 ‡Δ	55
	Bear Stearns Alt-A Trust
424	0.49%, 08/25/2036 ‡Δ	321
91	0.67%, 01/25/2036 ‡Δ	70
	Bear Stearns Commercial Mortgage Securities, Inc.
100	5.13%, 10/12/2042 ‡Δ	100
	Carlyle Global Market Strategies
390	1.53%, 07/20/2023 ■‡Δ	387
	Cent CLO L.P.
500	1.71%, 08/01/2024 ■Δ	497
360	1.72%, 07/27/2026 ■‡Δ	359
	Chase Mortgage Finance Corp.
350	5.50%, 11/25/2035 ‡	345
	CHL Mortgage Pass-Through Trust
21	0.51%, 03/25/2035 ‡Δ	17
	CIFC Funding Ltd.
205	1.38%, 08/14/2024 ■‡Δ	205
395	1.73%, 05/24/2026 ■‡Δ	393
	Citigroup Commercial Mortgage Trust
40	4.40%, 03/10/2047 ■Δ	33
30	4.90%, 03/10/2047 ■Δ	30
	Cobalt CMBS Commercial Funding Corp.
40	5.25%, 08/15/2048	41
	Commercial Mortgage Pass-Through Certificates
1,423	2.40%, 07/10/2046 ■►	66
15	3.96%, 03/10/2047 ‡	16
	Commercial Mortgage Trust
595	4.35%, 03/10/2046 ■‡Δ	407
65	4.58%, 10/15/2045 ■Δ	53
	Connecticut Avenue Securities Series
50	2.77%, 05/25/2024 Δ	45
235	3.07%, 07/25/2024 Δ	213
345	3.17%, 07/25/2024 Δ	309
125	5.07%, 11/25/2024 Δ	127
	Countrywide Alternative Loan Trust
164	0.49%, 11/25/2035 ‡Δ	130
104	0.67%, 12/25/2035 ‡Δ	74
404	5.75%, 05/25/2036	343
328	6.00%, 05/25/2036	278
	Countrywide Home Loans, Inc.
290	2.54%, 09/25/2047 Δ	258
107	5.75%, 08/25/2037	102
	CS First Boston Mortgage Securities Corp.
170	4.77%, 07/15/2037	171
375	4.88%, 04/15/2037	375
	Deutsche Alt-A Securities, Inc. Mortgage
96	0.32%, 03/25/2037 ‡Δ	69
	Downey S & L Association Mortgage Loan Trust
507	1.03%, 03/19/2046 ‡Δ	390
	Dryden Senior Loan Fund
275	2.58%, 11/09/2025 ■Δ	276
	Equity One ABS, Inc.
21	5.46%, 12/25/2033	14
	First Horizon Mortgage Pass-Through Trust
243	2.58%, 08/25/2037 Δ	199
	GMAC Mortgage Corp. Loan Trust
118	2.93%, 09/19/2035 Δ	110
30	2.97%, 04/19/2036 ‡Δ	26
	Gramercy Park CLO Ltd.
340	1.53%, 07/17/2023 ■‡Δ	340
	GS Mortgage Securities Trust
4,815	0.31%, 07/10/2046 ►	55
624	1.69%, 08/10/2044 ■►	36
100	3.67%, 04/10/2047 ■Δ	70
395	4.85%, 11/10/2045 ■‡Δ	402
175	4.87%, 04/10/2047 ■Δ	172
	GSAA Home Equity Trust
23	0.22%, 12/25/2046 ‡Δ	16
480	0.25%, 02/25/2037 ‡Δ	260
33	0.34%, 03/25/2047 ‡Δ	17
182	0.41%, 11/25/2036 ‡Δ	112
34	0.47%, 03/25/2036 Δ	24
192	0.49%, 04/25/2047 ‡Δ	128
400	5.98%, 06/25/2036 ‡	239
	GSAMP Trust
174	0.26%, 01/25/2037 ‡Δ	105
	GSR Mortgage Loan Trust
480	2.63%, 01/25/2036 Δ	444
391	2.71%, 04/25/2035 ‡Δ	380
106	2.77%, 10/25/2035 Δ	93
	Harborview Mortgage Loan Trust
229	0.35%, 01/19/2038 ‡Δ	194
899	0.40%, 12/19/2036 ‡Δ	638
206	0.49%, 09/19/2035 ‡Δ	160
13	0.51%, 01/19/2035 Δ	9
397	2.69%, 01/19/2035 ‡Δ	372
	Hilton USA Trust
99	2.91%, 11/05/2030 ■‡Δ	98
310	3.91%, 11/05/2030 ■‡Δ	310
	Home Equity Loan Trust
156	2.35%, 11/25/2035 ‡Δ	148

1

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 20.3% - (continued)
	Finance and Insurance - 20.0% - (continued)
	IndyMac Index Mortgage Loan Trust
$5	0.41%, 07/25/2035 Δ	$4
125	0.45%, 07/25/2035 ‡Δ	105
81	0.46%, 01/25/2036 ‡Δ	56
471	0.57%, 07/25/2046 ‡Δ	261
	ING Investment Management CLO Ltd.
280	1.73%, 04/18/2026 ■‡Δ	279
	JP Morgan Chase Commercial Mortgage Securities Corp.
105	2.75%, 10/15/2045 ■	83
111	4.42%, 12/15/2047 ■‡Δ	98
100	4.67%, 10/15/2045 ■Δ	103
	JP Morgan Mortgage Trust
106	2.54%, 09/25/2035 Δ	101
132	2.54%, 04/25/2037 ‡Δ	119
453	2.78%, 05/25/2036 ‡Δ	413
	JPMBB Commercial Mortgage Securities Trust
1,777	0.89%, 09/15/2047 ►	93
	Lehman XS Trust
118	0.38%, 07/25/2046 ‡Δ	94
	Long Beach Asset Holdings Corp.
45	0.00%, 04/25/2046 ■●	—
	Luminent Mortgage Trust
89	0.37%, 02/25/2046 ‡Δ	68
	Madison Park Funding Ltd.
325	2.64%, 01/27/2026 ■Δ	323
	Magnetite CLO Ltd.
480	1.70%, 07/25/2026 ■‡Δ	477
	Merrill Lynch Mortgage Investors Trust
105	2.52%, 07/25/2035 ‡Δ	87
100	5.14%, 07/12/2038	102
	Merrill Lynch/Countrywide Commercial Mortgage Trust
130	5.42%, 08/12/2048	136
	Morgan Stanley ABS Capital I
43	0.32%, 06/25/2036 ‡Δ	39
	Morgan Stanley BAML Trust
105	4.50%, 08/15/2045 ■‡	83
	Morgan Stanley Capital I
50	5.40%, 10/12/2052 ■Δ	51
	Morgan Stanley Mortgage Loan Trust
33	0.34%, 05/25/2036 ‡Δ	18
512	0.34%, 11/25/2036 ‡Δ	248
86	2.59%, 05/25/2036 Δ	62
	Nationstar Home Equity Loan Trust
22	0.00%, 03/25/2037 ■●†	—
	Neuberger Berman CLO XVII Ltd.
400	1.63%, 08/04/2025 ■‡Δ	398
	Oak Hill Credit Partners
200	1.65%, 11/20/2023 ■Δ	198
	RBSGC Mortage Pass Through Certificates
128	6.25%, 01/25/2037 ‡	116
	Residential Accredit Loans, Inc.
59	0.91%, 09/25/2046 ‡Δ	40
537	1.41%, 11/25/2037 ‡Δ	341
	Residential Asset Securitization Trust
87	0.62%, 03/25/2035 Δ	67
	Residential Funding Mortgage Securities, Inc.
13	3.06%, 04/25/2037 ‡Δ	12
	Securitized Asset Backed Receivables LLC
284	0.26%, 07/25/2036 ‡Δ	139
	Sequoia Mortgage Trust
94	2.46%, 07/20/2037 Δ	79
	Soundview Home Equity Loan Trust, Inc.
685	0.41%, 07/25/2036 ‡Δ	426
	SpringCastle America Funding LLC
371	2.70%, 05/25/2023 ■	371
	Springleaf Mortgage Loan Trust
240	3.52%, 12/25/2065 ■	245
	Structured Adjustable Rate Mortgage Loan Trust
615	2.48%, 02/25/2036 Δ	492
	Structured Agency Credit Risk Debt Notes
270	4.67%, 02/25/2024 Δ	272
	Structured Asset Mortgage Investments, Inc.
388	0.40%, 02/25/2036 ‡Δ	313
	Symphony CLO XV Ltd.
395	1.65%, 10/17/2026 ■‡Δ	393
	UBS-Barclays Commercial Mortgage Trust
65	4.09%, 03/10/2046 ■‡Δ	55
	VNO Mortgage Trust
160	3.95%, 12/13/2029 ■Δ	167
	Wachovia Bank Commercial Mortgage Trust
125	5.40%, 03/15/2042 ■Δ	125
	Wells Fargo Alternative Loan Trust
55	2.58%, 12/28/2037 Δ	47
	WF-RBS Commercial Mortgage Trust
236	3.02%, 11/15/2047 ■	167
375	4.80%, 11/15/2045 ■‡Δ	341
45	5.00%, 06/15/2044 ■‡	43
55	5.00%, 04/15/2045 ■	43
65	5.56%, 04/15/2045 ■Δ	71
		22,332

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $21,787)	$22,647

Corporate Bonds - 18.7%
	Administrative, Support, Waste Management and Remediation Services - 0.2%
	ADT (The) Corp.
$155	6.25%, 10/15/2021 ‡	$164
	Clean Harbors, Inc.
95	5.25%, 08/01/2020 ‡	96
		260
	Apparel Manufacturing - 0.1%
	Hanesbrands, Inc.
90	6.38%, 12/15/2020 ‡	95

	Arts, Entertainment and Recreation - 0.3%
	CCO Holdings LLC
100	5.25%, 09/30/2022 ‡	101
10	5.75%, 09/01/2023	10
	Gannett Co., Inc.
20	5.13%, 10/15/2019	21
115	5.13%, 07/15/2020 ‡	118
	NCR Corp.
80	4.63%, 02/15/2021 ‡	78

2

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 18.7% - (continued)
		Arts, Entertainment and Recreation - 0.3% - (continued)
		NCR Corp. - (continued)
	$5	5.00%, 07/15/2022 ‡	$5
			333
		Chemical Manufacturing - 0.2%
		Eagle Spinco, Inc.
	75	4.63%, 02/15/2021	74
		NOVA Chemicals Corp.
	100	5.00%, 05/01/2025 ■‡	104
			178
		Construction - 0.1%
		Lennar Corp.
	75	4.50%, 06/15/2019 ‡	76
		Ryland Group, Inc.
	42	5.38%, 10/01/2022	41
			117
		Electrical Equipment and Appliance Manufacturing - 0.0%
		Sensata Technologies B.V.
	5	5.63%, 11/01/2024 ■	5

		Finance and Insurance - 9.7%
		Ally Financial, Inc.
	80	3.75%, 11/18/2019	79
		AXA S.A.
	295	6.46%, 12/14/2018 ■‡♠Δ	315
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	600	7.00%, 12/29/2049 §	699
	400	9.00%, 05/09/2018 §♠	435
		Banco Del Estado de Chile
	150	3.88%, 02/08/2022 §‡	154
		Banco do Brasil
	245	6.25%, 04/15/2024 §♠	173
		Banco Santander S.A.
EUR	900	6.25%, 03/12/2049 ╦§	1,012
		Bank of Ireland
EUR	100	10.00%, 07/30/2016 §	122
		Barclays Bank plc
	200	7.75%, 04/10/2023	219
EUR	200	8.00%, 12/15/2049	242
	200	8.25%, 12/15/2018 ♠β	209
		CIT Group, Inc.
	80	5.25%, 03/15/2018 ‡	83
	104	5.50%, 02/15/2019 ■‡	110
		Citigroup, Inc.
	190	6.68%, 09/13/2043 ‡	254
		Credit Agricole S.A.
EUR	225	6.50%, 06/23/2049 §	265
	200	8.13%, 09/19/2033 ■	227
		Credit Suisse Group AG
EUR	200	5.75%, 09/18/2025 §	260
	100	7.88%, 02/24/2041 §	106
		Development Bank of Kazakhstan JSC
	200	4.13%, 12/10/2022 §‡	163
		European Bank for Reconstruction & Dev
INR	5,200	5.10%, 02/02/2017 ☼	84
		Export-Import Bank of China
	250	3.63%, 07/31/2024 §‡	265
		HSBC Holdings plc
	375	5.63%, 01/17/2020 ‡♠	380
		International Finance Corp.
INR	6,000	8.25%, 06/10/2021	111
		JP Morgan Chase & Co.
	720	5.63%, 08/16/2043 ‡	875
		KBC Groep N.V.
EUR	125	5.63%, 03/19/2019 §♠	139
		Lloyds Banking Group plc
EUR	375	6.38%, 06/27/2049 §	441
GBP	200	7.00%, 12/29/2049 §	300
		Mapfre S.A.
EUR	300	5.92%, 07/24/2037	367
		Morgan Stanley
	90	4.30%, 01/27/2045	94
		MSCI, Inc.
	25	5.25%, 11/15/2024 ■	26
		Nationwide Building Society
GBP	350	6.88%, 03/11/2049 §	520
		Navient Corp.
	150	5.50%, 01/15/2019 ‡	155
	95	8.45%, 06/15/2018 ‡	108
		Royal Bank of Scotland Group plc
	80	6.13%, 12/15/2022 ‡	90
		SBA Tower Trust
	310	3.60%, 04/15/2043 ■‡	311
		Societe Generale
	200	6.00%, 01/27/2020 ■‡♠	184
EUR	275	6.75%, 04/07/2049 §	307
	475	8.25%, 11/29/2018 ╦§♠	491
		SoftBank Corp.
	200	4.50%, 04/15/2020 ■‡	200
		UniCredit S.p.A.
	200	8.00%, 06/03/2024 §♠	196
			10,771
		Food Manufacturing - 0.6%
		ESAL GmbH
	225	6.25%, 02/05/2023 §	212
		Grupo Bimbo S.A.B. de C.V.
	445	4.88%, 06/27/2044 ■	463
			675
		Health Care and Social Assistance - 0.4%
		Community Health Systems, Inc.
	60	5.13%, 08/01/2021	62
		HCA, Inc.
	185	6.50%, 02/15/2020 ‡	208
		Tenet Healthcare Corp.
	145	6.00%, 10/01/2020 ‡	157
		Wellcare Health Plans, Inc.
	20	5.75%, 11/15/2020 ‡	21
			448
		Information - 2.2%
		Activision Blizzard, Inc.
	140	5.63%, 09/15/2021 ■‡	150
		Audatex North America, Inc.
	105	6.00%, 06/15/2021 ■‡	109
	10	6.13%, 11/01/2023 ■	11
		DISH DBS Corp.
	121	5.88%, 07/15/2022 ‡	122
	70	6.75%, 06/01/2021 ‡	76
		Empresa de Telecomunicaciones de Bogota S.A.
COP	156,000	7.00%, 01/17/2023 §	61
		MetroPCS Wireless, Inc.
	125	6.63%, 11/15/2020 ‡	130

3

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 18.7% - (continued)
		Information - 2.2% - (continued)
		MTS International Funding Ltd.
	$240	5.00%, 05/30/2023 ■‡	$188
		Open Text Corp.
	25	5.63%, 01/15/2023 ■	26
		Rogers Communications, Inc.
	475	8.75%, 05/01/2032 ‡	720
		Sprint Communications, Inc.
	147	7.00%, 03/01/2020 ■‡	160
	53	9.00%, 11/15/2018 ■‡	61
		Sprint Corp.
	75	7.13%, 06/15/2024	73
		T-Mobile USA, Inc.
	125	6.46%, 04/28/2019 ‡	130
	100	6.84%, 04/28/2023 ‡	104
		Videotron Ltd.
	125	5.38%, 06/15/2024 ■‡	128
		VimpelCom Holdings B.V.
	285	5.95%, 02/13/2023 ■‡	216
			2,465
		Machinery Manufacturing - 0.1%
		Case New Holland Industrial, Inc.
	100	7.88%, 12/01/2017 ‡	110

		Mining - 0.6%
		ABJA Investment Co. Pte Ltd.
	420	5.95%, 07/31/2024 §	428
		FMG Resources Aug 2006
	90	6.88%, 04/01/2022 ■‡	70
		Peabody Energy Corp.
	15	6.00%, 11/15/2018	12
	90	6.50%, 09/15/2020 ‡	69
		Steel Dynamics, Inc.
	15	5.13%, 10/01/2021 ■	15
	20	5.50%, 10/01/2024 ■	21
			615
		Miscellaneous Manufacturing - 0.0%
		Triumph Group, Inc.
	50	5.25%, 06/01/2022	49

		Motor Vehicle and Parts Manufacturing - 0.1%
		General Motors Co.
	70	6.25%, 10/02/2043 ‡	87

		Nonmetallic Mineral Product Manufacturing - 0.4%
		Grupo Cementos Chihuahua
	260	8.13%, 02/08/2020 ■	276
		Union Andina de Cementos SAA
	175	5.88%, 10/30/2021 ■	173
			449
		Other Services - 0.1%
		Cardtronics, Inc.
	50	5.13%, 08/01/2022 ■‡	49

		Paper Manufacturing - 0.1%
		Cascades, Inc.
	5	5.50%, 07/15/2022 ■	5
		Clearwater Paper Corp.
	50	5.38%, 02/01/2025 ■	50
		Graphic Packaging International
	70	4.88%, 11/15/2022	72
			127
		Petroleum and Coal Products Manufacturing - 0.7%
		California Resources Corp.
	5	5.00%, 01/15/2020 ■‡	4
	20	5.50%, 09/15/2021 ■‡	17
	5	6.00%, 11/15/2024 ■‡	4
		Concho Resources, Inc.
	25	6.50%, 01/15/2022	26
		Denbury Resources, Inc.
	64	5.50%, 05/01/2022 ‡	56
		Harvest Operations Corp.
	21	6.88%, 10/01/2017 ‡	19
		MEG Energy Corp.
	50	7.00%, 03/31/2024 ■	45
		Petrobras Global Finance
GBP	300	5.38%, 10/01/2029 ╦	348
		SM Energy Co.
	15	6.13%, 11/15/2022 ■	15
		Tesoro Corp.
	75	5.13%, 04/01/2024 ‡	74
		Tesoro Logistics L.P.
	45	5.50%, 10/15/2019 ■	46
	65	6.25%, 10/15/2022 ■	66
		WPX Energy, Inc.
	35	5.25%, 09/15/2024	33
	60	6.00%, 01/15/2022 ╦	58
			811
		Pipeline Transportation - 0.9%
		El Paso Corp.
	45	7.80%, 08/01/2031 ‡	55
		Energy Transfer Equity L.P.
	650	5.95%, 10/01/2043 ‡	745
	130	7.50%, 10/15/2020 ‡	145
		MarkWest Energy Partners L.P.
	35	4.88%, 12/01/2024	35
	35	6.75%, 11/01/2020	37
		Southern Star Central Corp.
	15	5.13%, 07/15/2022 ■‡	15
			1,032
		Primary Metal Manufacturing - 0.2%
		ArcelorMittal
	160	5.75%, 08/05/2020 ‡	165
		U.S. Steel Corp.
	25	6.88%, 04/01/2021	25
		United States Steel Corp.
	46	7.38%, 04/01/2020 ‡	48
			238
		Real Estate, Rental and Leasing - 0.1%
		International Lease Finance Corp.
	140	5.88%, 04/01/2019 ‡	152

		Retail Trade - 0.7%
		Amazon.com, Inc.
	350	4.95%, 12/05/2044 ‡	385
		Building Materials Corp.
	45	5.38%, 11/15/2024 ■‡	46
	75	6.75%, 05/01/2021 ■‡	80

4

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 18.7% - (continued)
		Retail Trade - 0.7% - (continued)
		Group 1 Automotive, Inc.
	$45	5.00%, 06/01/2022 ■	$45
		Sotheby's
	100	5.25%, 10/01/2022 ■‡	95
		William Carter Co.
	170	5.25%, 08/15/2021 ‡	176
			827
		Support Activities For Transportation - 0.0%
		Aircastle Ltd.
	15	5.50%, 02/15/2022	15

		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	65	7.13%, 03/15/2021 ‡	70

		Utilities - 0.8%
		AES (The) Corp.
	190	8.00%, 06/01/2020 Θ	217
		Empresa Electrica Angamos S.A.
	265	4.88%, 05/25/2029 ■‡	267
		Eskom Holdings Ltd.
	325	5.75%, 01/26/2021 ■	324
		NRG Energy, Inc.
	75	6.25%, 07/15/2022	77
			885
		Total Corporate Bonds
		(Cost $21,446)	$20,863

Foreign Government Obligations - 6.6%
		Angola - 0.2%
		Angola (Republic of)
	$250	7.00%, 08/16/2019 §‡	$242

		Argentina - 0.1%
		Argentina (Republic of)
	102	0.00%, 06/02/2017 ●	95

		Azerbaijan - 0.3%
		Azerbaijan (Republic of)
	350	4.75%, 03/13/2023 §‡	317

		Brazil - 1.0%
		Brazil (Federative Republic of)
	240	5.00%, 01/27/2045 ‡	232
BRL	2,080	9.70%, 09/01/2020 ○	511
BRL	1,176	12.69%, 04/01/2016 ○	381
			1,124
		Colombia - 0.4%
		Colombia (Republic of)
COP	163,200	5.00%, 11/21/2018 ╦	67
COP	933,500	6.00%, 04/28/2028 ╦	348
			415
		Costa Rica - 0.2%
		Costa Rica (Republic of)
	250	5.63%, 04/30/2043 §‡	207

		Croatia - 0.1%
		Croatia (Republic of)
	125	6.63%, 07/14/2020 §	138

		Dominican Republic - 0.5%
		Dominican (Republic of)
	325	5.50%, 01/27/2025 ■	329
DOP	10,000	11.50%, 05/10/2024 ■	234
			563
		Indonesia - 0.3%
		Indonesia (Republic of)
IDR	4,000,000	8.38%, 03/15/2024 ╦	342

		Kazakhstan - 0.2%
		Kazakhstan (Republic of)
	250	4.88%, 10/14/2044 ■‡	219

		Kenya - 0.2%
		Kenya (Republic of)
	225	6.88%, 06/24/2024 §	234

		Mexico - 1.0%
		Mexico (United Mexican States)
MXN	5,606	4.00%, 06/13/2019 ◄╦	410
MXN	6,150	4.00%, 11/08/2046 ◄╦	491
	200	4.60%, 01/23/2046	214
			1,115
		Nigeria - 0.4%
		Nigeria (Federal Republic of)
	225	5.13%, 07/12/2018 §	218
NGN	40,000	13.05%, 08/16/2016	207
			425
		Russia - 0.1%
		Russia (Federation of)
RUB	13,125	7.50%, 02/27/2019 ╦Δ	150

		South Africa - 0.3%
		South Africa (Republic of)
ZAR	3,825	7.75%, 02/28/2023	346

		Turkey - 0.4%
		Turkey (Republic of)
TRY	528	4.00%, 04/29/2015 ◄	214
TRY	525	8.50%, 09/14/2022	232
			446
		Uruguay - 0.8%
		Uruguay (Republic of)
UYU	16,332	4.25%, 04/05/2027 ◄╦	677
UYU	4,445	4.38%, 12/15/2028 ◄╦	186
			863
		Venezuela - 0.1%
		Venezuela (Republic of)
	400	7.00%, 03/31/2038 §‡	127

		Total Foreign Government Obligations
		(Cost $7,958)	$7,368

5

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Municipal Bonds - 0.8%
	Higher Education (Univ., Dorms, etc.) - 0.2%
	University of California
$190	4.60%, 05/15/2031 ‡	$218

	Miscellaneous - 0.6%
	Puerto Rico Government Employees Retirement System
530	6.15%, 07/01/2038 ‡	237
350	6.20%, 07/01/2039 ‡	157
530	6.30%, 07/01/2043 ‡	237
120	6.55%, 07/01/2058 ‡	54
		685
	Total Municipal Bonds
	(Cost $1,015)	$903

Senior Floating Rate Interests ♦ - 16.9%
	Administrative, Support, Waste Management and Remediation Services - 0.3%
	Acosta Holdco, Inc.
$130	5.00%, 09/26/2021	$130
	PRA Holdings, Inc.
164	4.50%, 09/23/2020 ╦	163
		293
	Agriculture, Construction, Mining and Machinery - 0.2%
	Signode Industrial Group US, Inc.
178	3.75%, 05/01/2021	173

	Air Transportation - 0.2%
	Delta Air Lines, Inc., Term Loan
216	3.25%, 04/20/2017 ╦	215

	Arts, Entertainment and Recreation - 2.1%
	24 Hour Fitness Worldwide, Inc.
114	4.75%, 05/28/2021	111
	Aristocrat Leisure Ltd.
135	4.75%, 10/20/2021	133
	Caesars Entertainment Operating Co., Inc.
487	7.01%, 03/01/2017 ╦	434
	Caesars Growth Property Holdings LLC
100	6.25%, 05/08/2021	91
	Formula One Holdings
200	4.75%, 07/30/2021	193
130	7.75%, 07/29/2022	126
	ION Media Networks, Inc.
99	4.75%, 12/18/2020 ╦	98
	Numericable
161	4.50%, 05/21/2020	160
	Numericable, Term Loan B-2
139	4.50%, 05/21/2020	138
	Salem Communications Corp.
192	4.50%, 03/13/2020 ╦	188
	Scientific Games International, Inc.
135	6.00%, 10/01/2021	133
	Templar Energy
100	8.50%, 11/25/2020	61
	Tribune Co.
200	4.00%, 12/27/2020	197
	Univision Communications, Inc.
300	4.00%, 03/01/2020 ╦	295
		2,358
	Chemical Manufacturing - 0.8%
	Arysta LifeScience Corp.
123	4.50%, 05/29/2020 ╦	123
	Cytec Industries, Inc.
39	4.50%, 10/03/2019	38
	Ineos US Finance LLC
213	3.75%, 05/04/2018 ╦	207
	Minerals Technologies, Inc.
136	4.00%, 05/07/2021	135
	Monarch, Inc.
75	4.50%, 10/03/2019 ╦	74
	Pinnacle Operating Corp.
171	4.75%, 11/15/2018 ╦	170
	PQ Corp.
201	4.00%, 08/07/2017	197
		944
	Computer and Electronic Product Manufacturing - 1.0%
	Avago Technologies Ltd.
199	3.75%, 05/06/2021	199
	CDW LLC
341	3.25%, 04/29/2020 ╦	334
	Ceridian LLC
123	4.50%, 05/09/2017	120
	Freescale Semiconductor, Inc.
491	4.25%, 02/28/2020 ╦	484
		1,137
	Finance and Insurance - 1.4%
	Asurion LLC
239	5.00%, 05/24/2019 ╦	237
205	8.50%, 03/03/2021 ╦	203
	Cooper Gay Swett & Crawford Ltd.
99	5.00%, 04/16/2020	90
	Evertec LLC
108	3.50%, 04/17/2020 ╦	106
	Interactive Data Corp.
114	4.75%, 05/02/2021	114
	ION Trading Technologies Ltd.
150	7.25%, 06/10/2022	144
	National Financial Partners Corp.
99	4.50%, 07/01/2020	97
	Sedgwick CMS Holdings, Inc.
422	3.75%, 03/01/2021 ╦	407
140	6.75%, 02/28/2022 ╦	131
	Walter Investment Management Corp.
99	4.75%, 12/18/2020 ╦	86
		1,615
	Food Manufacturing - 0.6%
	Burger King Co.
100	4.50%, 12/12/2021	100
	H.J. Heinz Co.
362	3.50%, 06/05/2020 ╦	361
	U.S. Foodservice, Inc.
222	4.50%, 03/31/2019 ╦	221
		682
	Health Care and Social Assistance - 1.1%
	Alkermes, Inc.
98	3.50%, 09/25/2019 ╦	97
	American Renal Holdings, Inc.
105	8.50%, 03/20/2020 ╦	104
	Catalent Pharma Solutions, Inc.
122	4.25%, 05/20/2021	122

6

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 16.9% - (continued)
	Health Care and Social Assistance - 1.1% - (continued)
	Community Health Systems, Inc.
$149	4.25%, 01/27/2021 ╦	$148
	DaVita HealthCare Partners, Inc.
119	3.50%, 06/24/2021	119
	Ortho-Clinical Diagnostics, Inc.
139	4.75%, 06/30/2021	134
	Salix Pharmaceuticals Ltd.
133	4.25%, 01/02/2020 ╦	132
	Truven Health Analytics, Inc.
98	4.50%, 06/06/2019 ╦	94
	US Renal Care, Inc.
196	4.25%, 07/03/2019 ╦	192
135	10.25%, 01/03/2020 ╦	136
		1,278
	Health Care Providers and Services - 0.1%
	Medpace Holdings, Inc.
121	4.75%, 04/01/2021	120

	Information - 2.7%
	Cabovisao-Televisao Por Cabo S.A.
158	5.50%, 07/02/2019	158
	Charter Communications Operating LLC
100	4.25%, 09/10/2021	100
	Eagle Parent, Inc.
235	4.00%, 05/16/2018 ╦	234
	First Data Corp.
750	3.67%, 03/23/2018 ╦	736
	Intelsat Jackson Holdings S.A.
191	3.75%, 06/28/2019 ╦	189
	Kronos, Inc.
442	4.50%, 10/30/2019 ╦	440
130	9.75%, 04/30/2020 ╦	132
	La Quinta Intermediate Holdings
99	4.00%, 04/14/2021 ╦	98
	Lawson Software, Inc.
196	3.75%, 06/03/2020 ╦	192
	Level 3 Communications, Inc.
320	4.00%, 08/01/2019 ╦	317
	MISYS plc
288	5.00%, 12/12/2018 ╦	289
	West Corp.
116	3.25%, 06/30/2018 ╦	115
		3,000
	Media - 0.1%
	Entravision Communications Corp.
91	3.50%, 05/31/2020 ╦	88

	Mining - 0.7%
	American Rock Salt Holdings LLC
219	4.75%, 05/20/2021	214
	Arch Coal, Inc.
278	6.25%, 05/16/2018 ╦	198
	BWAY Holding Co.
134	5.50%, 08/14/2020	135
	Fortescue Metals Group Ltd.
298	3.75%, 06/30/2019 ╦	261
		808
	Miscellaneous Manufacturing - 0.6%
	DigitalGlobe, Inc.
319	3.75%, 01/15/2020 ╦	318
	Reynolds Group Holdings, Inc.
323	4.00%, 12/01/2018 ╦	319
		637
	Motor Vehicle and Parts Manufacturing - 0.3%
	Navistar, Inc.
81	5.75%, 08/17/2017	81
	SRAM LLC
286	4.02%, 04/10/2020 ╦	279
		360
	Other Services - 0.2%
	Alliance Laundry Systems LLC
95	4.25%, 12/10/2018 ╦	94
	Rexnord LLC
193	4.00%, 08/21/2020 ╦	189
		283
	Petroleum and Coal Products Manufacturing - 0.4%
	Chief Exploration & Development
100	7.50%, 05/16/2021	87
	Samson Investment Co.
100	5.00%, 09/25/2018	62
	Seadrill Ltd.
228	4.00%, 02/21/2021 ╦	180
	Shelf Drilling International Holdings Ltd.
100	10.00%, 10/08/2018 ╦	70
		399
	Pipeline Transportation - 0.5%
	EMG Utica LLC
130	4.75%, 03/27/2020 ╦	114
	EP Energy LLC
143	4.50%, 04/30/2019 ╦	134
	NGPL Pipeco LLC
274	6.75%, 09/15/2017 ╦	257
	Philadelphia Energy Solutions LLC
98	6.25%, 04/04/2018 ╦	88
		593
	Plastics and Rubber Products Manufacturing - 0.5%
	Consolidated Container Co.
279	5.00%, 07/03/2019 ╦	269
	Goodyear (The) Tire & Rubber Co.
250	4.75%, 04/30/2019 ╦	250
		519
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
156	3.75%, 03/10/2017 ╦	155
	WireCo WorldGroup, Inc.
140	6.00%, 02/15/2017 ╦	140
		295
	Professional, Scientific and Technical Services - 0.8%
	Advantage Sales & Marketing, Inc.
100	4.25%, 07/23/2021	99
	AlixPartners LLP
196	4.00%, 07/10/2020 ╦	192
105	9.00%, 07/10/2021 ╦	105
	Getty Images, Inc.
127	4.75%, 10/18/2019 ╦	115
	MoneyGram International, Inc.
175	4.25%, 03/27/2020 ╦	162

7

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Senior Floating Rate Interests ♦ - 16.9% - (continued)
	Professional, Scientific and Technical Services - 0.8% - (continued)
	Paradigm Ltd.
$219	4.75%, 07/30/2019 ╦	$199
		872
	Real Estate, Rental and Leasing - 0.3%
	Fly Leasing Ltd.
236	4.50%, 08/09/2019 ╦	235
	Realogy Corp., Extended Credit Linked Deposit
4	4.42%, 10/10/2016	4
	Realogy Group LLC
137	3.75%, 03/05/2020 ╦	134
		373
	Retail Trade - 1.0%
	Albertson's LLC
180	4.50%, 08/25/2021	179
	Amscan Holdings, Inc.
191	4.00%, 07/27/2019 ╦	186
	FleetPride, Inc.
157	5.25%, 11/19/2019 ╦	153
	Metaldyne Performance Group, Inc.
99	4.25%, 10/20/2021	99
	Michaels Stores, Inc.
113	3.75%, 01/28/2020 ╦	111
	Neiman Marcus (The) Group, Inc.
153	4.25%, 10/25/2020 ╦	149
	Weight Watchers International, Inc.
328	4.00%, 04/02/2020 ╦	220
		1,097
	Truck Transportation - 0.2%
	Nexeo Solutions LLC
205	5.00%, 09/08/2017 ╦	195

	Utilities - 0.3%
	Calpine Corp.
104	4.00%, 10/09/2019 ╦	102
	PowerTeam Services LLC
92	4.25%, 05/06/2020	90
	Texas Competitive Electric Holdings Co. LLC
85	3.75%, 05/05/2016	85
100	4.66%, 10/10/2017 Ψ	62
		339
	Wholesale Trade - 0.2%
	Gates Global LLC
190	4.25%, 07/05/2021	185

	Total Senior Floating Rate Interests
	(Cost $19,517)	$18,858

U.S. Government Agencies - 37.9%
	FHLMC - 12.3%
$600	3.00%, 02/15/2029 ☼Ð	$631
187	3.00%, 08/01/2029	199
1,600	3.00%, 02/15/2045 ☼Ð	1,651
500	3.50%, 02/15/2029 ☼Ð	531
482	3.50%, 08/01/2034 ‡	511
1,600	3.50%, 02/15/2045 ☼Ð	1,687
107	4.00%, 08/01/2042	116
167	4.00%, 09/01/2042	181
100	4.00%, 07/01/2044	107
800	4.00%, 02/15/2045 ☼Ð	856
800	4.00%, 03/15/2045 ☼Ð	855
2,800	4.50%, 02/15/2045 ☼Ð	3,032
100	5.00%, 02/15/2044 ☼Ð	110
725	5.50%, 12/01/2037 ‡	811
821	5.50%, 01/01/2039 ‡	919
1,300	5.50%, 03/15/2045 ☼Ð	1,449
		13,646
	FNMA - 16.6%
575	2.14%, 11/01/2022 ‡	583
426	2.15%, 10/01/2022 ‡	432
196	2.20%, 12/01/2022	200
115	2.28%, 11/01/2022	118
10	2.29%, 10/01/2022	10
101	2.34%, 11/01/2022	103
91	2.40%, 10/01/2022	93
77	2.42%, 11/01/2022	79
5	2.44%, 01/01/2023	5
82	2.47%, 11/01/2022	84
1,150	2.50%, 02/15/2030 ☼Ð	1,190
5	2.66%, 09/01/2022	5
615	2.66%, 03/01/2027 ☼	619
55	2.76%, 05/01/2021	58
235	2.78%, 01/30/2020 ☼	239
10	2.78%, 04/01/2022	11
123	2.78%, 03/01/2027 ☼	125
9	2.98%, 01/01/2022	10
400	3.00%, 02/15/2030 ☼Ð	420
1,585	3.00%, 02/15/2045 ☼Ð	1,639
30	3.16%, 12/01/2026	32
5	3.20%, 04/01/2022	5
50	3.21%, 05/01/2023	54
105	3.24%, 12/01/2026 ‡	113
50	3.26%, 05/01/2024	54
275	3.30%, 11/01/2026	297
200	3.30%, 12/01/2026 ‡	217
25	3.34%, 04/01/2024	27
10	3.45%, 01/01/2024	11
10	3.47%, 01/01/2024	11
900	3.50%, 02/15/2030 ☼Ð	956
3,600	3.50%, 02/15/2045 ☼Ð	3,803
25	3.67%, 08/01/2023	27
5	3.70%, 10/01/2023	6
10	3.76%, 03/01/2024	11
5	3.86%, 11/01/2023	6
15	3.86%, 12/01/2025	17
25	3.87%, 10/01/2025	28
35	3.89%, 05/01/2030	40
35	3.93%, 10/01/2023	39
10	3.96%, 05/01/2034	11
10	3.97%, 05/01/2029	11
600	4.00%, 02/15/2029 ☼Ð	635
71	4.00%, 08/01/2042	77
1,100	4.00%, 02/15/2045 ☼Ð	1,178
148	4.02%, 11/01/2028	171
20	4.06%, 10/01/2028	23
3,000	4.50%, 02/15/2045 ☼Ð	3,256
600	5.00%, 02/15/2044 ☼Ð	663
322	5.50%, 06/25/2042 ►	47
300	5.50%, 02/15/2045 Ð	335

8

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
U.S. Government Agencies - 37.9% - (continued)
	FNMA - 16.6% - (continued)
$297	6.00%, 09/01/2039 ‡	$335
		18,519
	GNMA - 9.0%
700	3.00%, 02/15/2045 ☼Ð	726
3,200	3.50%, 02/15/2045 ☼Ð	3,384
2,500	4.00%, 03/15/2045 ☼Ð	2,662
903	4.50%, 09/20/2041 ‡	983
186	5.00%, 06/15/2041 ‡	205
377	5.00%, 03/15/2044 ‡	419
500	5.00%, 02/15/2045 ☼Ð	552
3	6.00%, 08/15/2032	4
282	6.00%, 06/15/2036 ‡	323
94	6.00%, 08/15/2036	106
70	6.00%, 12/15/2038	80
191	6.00%, 01/15/2039	216
208	6.00%, 12/15/2040 ‡	235
100	6.00%, 02/15/2045 ☼Ð	113
		10,008
	Total U.S. Government Agencies
	(Cost $41,840)	$42,173

U.S. Government Securities - 16.1%
U.S. Treasury Securities - 16.1%
	U.S. Treasury Bonds - 0.7%
$50	2.38%, 01/15/2025 ◄	$77
103	2.88%, 05/15/2043 ‡	116
70	3.13%, 02/15/2042 ‡	83
125	3.13%, 08/15/2044 ╦	148
89	3.50%, 02/15/2039 ‡	111
53	5.38%, 02/15/2031 ‡	78
125	7.25%, 05/15/2016 ‡	136
		749
	U.S. Treasury Notes - 15.4%
225	0.13%, 04/15/2016 ◄╦	242
250	0.13%, 04/15/2017 ◄╦	263
250	0.13%, 04/15/2018 ◄╦	260
250	0.13%, 04/15/2019 ◄╦	256
195	0.13%, 01/15/2022 ◄╦	206
175	0.13%, 07/15/2022 ◄╦	183
250	0.13%, 01/15/2023 ◄╦	259
2,725	0.13%, 07/15/2024 ◄╦	2,746
90	0.25%, 01/15/2025 ◄╦	92
135	0.38%, 07/15/2023 ◄╦	142
350	0.50%, 09/30/2016 ╦	351
350	0.50%, 11/30/2016 ╦	350
240	0.63%, 04/30/2018 ╦	238
250	0.63%, 07/15/2021 ◄╦	276
260	0.63%, 01/15/2024 ◄╦	277
250	0.75%, 03/31/2018 ╦	249
375	0.88%, 07/31/2019 ╦	371
2,775	1.00%, 05/31/2018 ╦	2,785
100	1.13%, 01/15/2021 ◄╦	116
215	1.38%, 02/28/2019 ╦	218
125	1.38%, 01/15/2020 ◄╦	148
525	1.63%, 12/31/2019 ╦	536
150	1.88%, 11/30/2021 ╦	154
125	2.13%, 01/15/2019 ◄╦	151
75	2.25%, 11/15/2024 ╦	79
75	2.38%, 01/15/2017 ◄	93
3,230	2.50%, 04/30/2015 ╦	3,249
100	2.50%, 07/15/2016 ◄╦	123
200	2.50%, 05/15/2024 ╦	214
2,065	3.25%, 03/31/2017 □	2,186
325	4.63%, 11/15/2016 ╦	349
		17,162
		17,911
	Total U.S. Government Securities
	(Cost $17,590)	$17,911

Preferred Stocks - 0.1%
	Diversified Financials - 0.1%
—	Citigroup Capital XIII	$1
2	GMAC Capital Trust I β	56
		57
	Total Preferred Stocks
	(Cost $55)	$57

	Total Long-Term Investments Excluding Purchased Options
	(Cost $131,208)	$130,780

Short-Term Investments - 11.9%
Repurchase Agreements - 11.9%
	Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $13, collateralized by U.S. Treasury Note 0.88%, 2017, value of $13)
$13	0.04%, 1/31/15	$13
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $558,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
	value of $569)
558	0.06%, 1/31/15	558
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4,050, collateralized by U.S.
Treasury Bill 0.04% - 0.25%, 2015 - 2016,
U.S. Treasury Bond 3.00% - 9.88%, 2015 -
2044, U.S. Treasury Note 0.25% - 4.63%,
	2015 - 2022, value of $4,131)
4,049	0.05%, 1/31/15	4,049
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $943, collateralized by FHLMC
2.00% - 5.50%, 2022 - 2044, FNMA 3.00% -
4.00%, 2022 - 2042, GNMA 3.00%, 2043,
U.S. Treasury Bill 0.25%, 2016, U.S. Treasury
Note 0.75% - 2.50%, 2017 - 2024, value of
	$962)
943	0.06%, 1/31/15	943
	Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,698, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $2,751)
2,697	0.04%, 1/31/15	2,697

9

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 11.9% - (continued)
Repurchase Agreements - 11.9% - (continued)
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $1,754, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $1,789)
$1,754	0.05%, 1/31/15		$1,754
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $154, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045,
U.S. Treasury Bill 0.07% - 0.25%, 2015 -
2016, U.S. Treasury Bond 2.38% - 5.38%,
2027 - 2043, U.S. Treasury Note 0.13% -
	4.63%, 2015 - 2024, value of $157)
154	0.05%, 1/31/15		154
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $645, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
	$658)
645	0.06%, 1/31/15		645
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $40, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $40)
40	0.06%, 1/31/15		40
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $2,407, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $2,455)
2,407	0.07%, 1/31/15		2,407
			13,260
	Total Short-Term Investments
	(Cost $13,260)		$13,260

	Total Investments Excluding Purchased Options
	(Cost $144,468)	129.3%	$144,040
	Total Purchased Options
	(Cost $331)	0.2%	254
	Total Investments
	(Cost $144,799) ▲	129.5%	$144,294
	Other Assets and Liabilities	(29.5)%	(32,899)
	Total Net Assets	100.0%	$111,395

10

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $144,811 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,666
Unrealized Depreciation	(3,183)
Net Unrealized Depreciation	$(517)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2015, the aggregate fair value and percentage of net assets of these securities rounds to zero.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Ψ	The issuer is in bankruptcy. However, the investment held by the Fund is current with respect to interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $15,186, which represents 13.6% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $8,232, which represents 7.4% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $32,338 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

11

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Θ	This security, or a portion of this security, has been pledged as collateral in connection with OTC option and/or swaption contracts.

□	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Cash and securities pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received *
OTC option and/or OTC swap contracts	$–	$1,682
Total	$–	$1,682

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.
*	Securities valued at $1,057, held on behalf of the Fund at the custodian, were designated by broker(s) as collateral in connection with OTC option and/or OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
BRL Call/USD Put	JPM	FX	2.41 BRL per USD	09/28/15	BRL	720,000	$–	$1	$(1)
CNY Call/USD Put	BOA	FX	6.15 CNY per USD	02/17/15	CNY	6,000,000	1	1	–
EUR Call/USD Put	BOA	FX	1.27 USD per EUR	01/07/16	EUR	2,190,000	15	33	(18)
RUB Call/USD Put	GSC	FX	36.97 RUB per USD	09/02/15	RUB	11,000,000	–	4	(4)
Total Calls						19,910,000	$16	$39	$(23)
Puts
PEN Put/USD Call	JPM	FX	3.01 PEN per USD	03/10/15	PEN	340,000	$2	$1	$1

Total purchased option contracts						20,250,000	$18	$40	$(22)

*	The number of contracts does not omit 000's.

12

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Received/ Paid by Fund Δ	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	IR	2.52%	01/23/25	USD	380,000	$64	$57	$7
Interest Rate Swaption USD	JPM	IR	2.38%	01/30/25	USD	380,000	59	59	–
Total Calls						760,000	$123	$116	$7
Puts
Interest Rate Swaption USD	JPM	IR	3.50%	04/29/15	USD	3,340,000	$–	$59	$(59)
Interest Rate Swaption USD	JPM	IR	2.13%	01/23/25	USD	380,000	54	57	(3)
Interest Rate Swaption USD	JPM	IR	2.38%	01/30/25	USD	380,000	59	59	–
Total Puts						4,100,000	$113	$175	$(62)
Total purchased swaption contracts						4,860,000	$236	$291	$(55)
Written swaption contracts:
Calls
Credit Default Swaption ITRX.XOV.22	BOA	CR	3.50%	02/18/15	EUR	3,320,000	$57	$49	$(8)
Credit Default Swaption ITRX.XOV.22	BNP	CR	3.00%	02/18/15	EUR	6,935,000	18	55	37
Total Calls						10,255,000	$75	$104	$29
Puts
Credit Default Swaption ITRX.XOV.22	BOA	CR	3.50%	02/18/15	EUR	3,320,000	$18	$43	$25
Credit Default Swaption ITRX.XOV.22	BNP	CR	3.00%	02/18/15	EUR	6,935,000	117	55	(62)
Total Puts						10,255,000	$135	$98	$(37)
Total written swaption contracts						20,510,000	$210	$202	$(8)

* The number of contracts does not omit 000's.

Δ For purchased swaptions, premiums are paid by the Fund, for written swaptions, premiums are received.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 5-Year Note Future	47	03/31/2015	$5,683	$5,703	$20	$–	$22	$–
U.S. Treasury CME Ultra Long Term Bond Future	7	03/20/2015	1,245	1,252	7	–	12	(1)
Total					$27	$–	$34	$(1)
Short position contracts:
U.S. Treasury 10-Year Note Future	108	03/20/2015	$13,994	$14,134	$–	$(140)	$–	$(75)
U.S. Treasury 2-Year Note Future	78	03/31/2015	17,094	17,142	–	(48)	–	(17)
Total					$–	$(188)	$–	$(92)
Total futures contracts					$27	$(188)	$34	$(93)

* The number of contracts does not omit 000's.

13

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.23	CME	USD	8,620	(5.00)%	12/20/19	$(436)	$(479)	$–	$(43)	$20	$–
CDX.NA.IG.23	CME	USD	8,530	(1.00)%	12/20/19	(123)	(119)	4	–	8	–
ITRAXX.XOV.22	ICE	EUR	2,375	(5.00)%	12/20/19	(219)	(206)	13	–	12	–
Total						$(778)	$(804)	$17	$(43)	$40	$–
Total centrally cleared contracts						$(778)	$(804)	$17	$(43)	$40	$–

(a)	The FCM to the contracts is GSC.
(b)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	JPM	USD	213	(0.32)%	07/25/45	$55	$–	$44	$–	$(11)
ABX.HE.AAA.06-1	BCLY	USD	9	(0.18)%	07/25/45	1	–	–	–	(1)
ABX.HE.AAA.06-1	BOA	USD	15	(0.18)%	07/25/45	–	–	–	–	–
ABX.HE.AAA.06-1	GSC	USD	27	(0.18)%	07/25/45	3	–	1	–	(2)
ABX.HE.AAA.06-1	JPM	USD	9	(0.18)%	07/25/45	–	–	–	–	–
ABX.HE.AAA.06-1	JPM	USD	52	(0.18)%	07/25/45	1	–	1	–	–
ABX.HE.AAA.06-1	MSC	USD	36	(0.18)%	07/25/45	2	–	1	–	(1)
ABX.HE.AAA.06-1	MSC	USD	9	(0.18)%	07/25/45	–	–	–	–	–
ABX.HE.AAA.06-2	BOA	USD	536	(0.11)%	05/25/46	111	–	107	–	(4)
ABX.HE.AAA.07	MSC	USD	100	(0.09)%	08/25/37	26	–	26	–	–
ABX.HE.AAA.07-1	CSI	USD	295	(0.09)%	08/25/37	86	–	77	–	(9)
ABX.HE.AAA.07-1	GSC	USD	116	(0.09)%	08/25/37	29	–	30	1	–
ABX.HE.AAA.07-1	MSC	USD	478	(0.09)%	08/25/37	116	–	124	8	–
ABX.HE.PENAAA.06-2	BCLY	USD	32	(0.11)%	05/25/46	9	–	4	–	(5)
ABX.HE.PENAAA.06-2	GSC	USD	178	(0.11)%	05/25/46	45	–	25	–	(20)
ABX.HE.PENAAA.06-2	JPM	USD	57	(0.11)%	05/25/46	8	–	8	–	–
ABX.HE.PENAAA.06-2	JPM	USD	241	(0.11)%	05/25/46	59	–	33	–	(26)
ABX.HE.PENAAA.06-2	MSC	USD	192	(0.11)%	05/25/46	42	–	27	–	(15)
ABX.HE.PENAAA.07-1	BCLY	USD	274	(0.09)%	08/25/37	120	–	62	–	(58)
CDX.EM.22	BNP	USD	1,040	(1.00)%	12/20/19	125	–	134	9	–
CDX.EM.22	DEUT	USD	1,090	(1.00)%	12/20/19	129	–	140	11	–
CDX.EM.22	GSC	USD	2,820	(1.00)%	12/20/19	337	–	364	27	–
CMBX.NA.A.7	JPM	USD	205	(2.00)%	01/17/47	–	(4)	1	5	–
CMBX.NA.AA.2	BOA	USD	401	(0.15)%	03/15/49	152	–	130	–	(22)
CMBX.NA.AA.2	CSI	USD	226	(0.15)%	03/15/49	69	–	73	4	–
CMBX.NA.AA.2	JPM	USD	273	(0.15)%	03/15/49	103	–	89	–	(14)
CMBX.NA.AA.2	MSC	USD	127	(0.15)%	03/15/49	50	–	41	–	(9)
CMBX.NA.AA.7	CSI	USD	255	(1.50)%	01/17/47	–	(2)	1	3	–
CMBX.NA.AA.7	CSI	USD	520	(1.50)%	01/17/47	3	–	3	–	–
CMBX.NA.AA.7	MSC	USD	225	(1.50)%	01/17/47	–	(3)	1	4	–
CMBX.NA.AJ.1	JPM	USD	155	(0.84)%	10/12/52	10	–	3	–	(7)
CMBX.NA.AJ.1	MSC	USD	140	(0.84)%	10/12/52	10	–	3	–	(7)
CMBX.NA.AJ.2	CSI	USD	243	(1.09)%	03/15/49	20	–	21	1	–
CMBX.NA.AJ.2	DEUT	USD	307	(1.09)%	03/15/49	27	–	26	–	(1)
CMBX.NA.AJ.2	GSC	USD	99	(1.09)%	03/15/49	8	–	9	1	–
CMBX.NA.AJ.4	CSI	USD	538	(0.96)%	02/17/51	100	–	108	8	–
CMBX.NA.AJ.4	DEUT	USD	199	(0.96)%	02/17/51	39	–	40	1	–

14

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.AJ.4	GSC	USD	458	(0.96)%	02/17/51	$80	$–	$92	$12	$–
CMBX.NA.AJ.4	MSC	USD	164	(0.96)%	02/17/51	29	–	33	4	–
CMBX.NA.AJ.4	MSC	USD	453	(0.96)%	02/17/51	137	–	91	–	(46)
CMBX.NA.AM.2	CSI	USD	425	(0.50)%	03/15/49	26	–	3	–	(23)
CMBX.NA.AM.2	DEUT	USD	170	(0.50)%	03/15/49	10	–	1	–	(9)
CMBX.NA.AM.2	JPM	USD	35	(0.50)%	03/15/49	1	–	–	–	(1)
CMBX.NA.AM.2	MSC	USD	575	(0.50)%	03/15/49	28	–	4	–	(24)
CMBX.NA.AM.4	GSC	USD	160	(0.50)%	02/17/51	25	–	5	–	(20)
CMBX.NA.AM.4	JPM	USD	20	(0.50)%	02/17/51	2	–	1	–	(1)
CMBX.NA.AS.6	CSI	USD	455	(1.00)%	05/11/63	6	–	5	–	(1)
CMBX.NA.AS.7	CSI	USD	240	(1.00)%	01/17/47	6	–	5	–	(1)
CMBX.NA.AS.7	CSI	USD	45	(1.00)%	01/17/47	1	–	1	–	–
CMBX.NA.AS.7	GSC	USD	195	(1.00)%	01/17/47	5	–	4	–	(1)
Total						$2,251	$(9)	$2,002	$99	$(339)
Sell protection:
CMBX.NA.A.2	BOA	USD	117	0.25%	03/15/49	$–	$(67)	$(77)	$–	$(10)
CMBX.NA.AAA.6	BOA	USD	615	0.50%	05/11/63	–	(13)	(14)	–	(1)
CMBX.NA.AAA.6	BOA	USD	365	0.50%	05/11/63	–	(10)	(9)	1	–
CMBX.NA.AAA.6	CSI	USD	1,380	0.50%	05/11/63	–	(29)	(32)	–	(3)
CMBX.NA.AAA.6	CSI	USD	8,145	0.50%	05/11/63	–	(200)	(193)	7	–
CMBX.NA.AAA.6	DEUT	USD	965	0.50%	05/11/63	–	(24)	(23)	1	–
CMBX.NA.AAA.6	DEUT	USD	370	0.50%	05/11/63	–	(6)	(9)	–	(3)
CMBX.NA.AAA.6	GSC	USD	130	0.50%	05/11/63	–	(3)	(3)	–	–
CMBX.NA.AAA.6	JPM	USD	975	0.50%	05/11/63	–	(32)	(23)	9	–
CMBX.NA.AAA.6	MSC	USD	280	0.50%	05/11/63	–	(7)	(7)	–	–
CMBX.NA.AAA.6	MSC	USD	165	0.50%	05/11/63	–	(5)	(4)	1	–
CMBX.NA.AAA.6	UBS	USD	3,165	0.50%	05/11/63	–	(124)	(75)	49	–
CMBX.NA.AAA.6	UBS	USD	235	0.50%	05/11/63	–	(6)	(6)	–	–
CMBX.NA.AAA.7	BOA	USD	290	0.50%	01/17/47	–	(7)	(10)	–	(3)
CMBX.NA.AAA.7	CSI	USD	295	0.50%	01/17/47	–	(8)	(10)	–	(2)
CMBX.NA.BB.6	BCLY	USD	104	5.00%	05/11/63	1	–	–	–	(1)
CMBX.NA.BB.6	BOA	USD	380	5.00%	05/11/63	–	(4)	(2)	2	–
CMBX.NA.BB.6	BOA	USD	225	5.00%	05/11/63	–	(1)	(1)	–	–
CMBX.NA.BB.6	CSI	USD	190	5.00%	05/11/63	–	(1)	(1)	–	–
CMBX.NA.BB.6	CSI	USD	425	5.00%	05/11/63	6	–	(2)	–	(8)
CMBX.NA.BB.6	MSC	USD	655	5.00%	05/11/63	–	(42)	(3)	39	–
CMBX.NA.BB.6	UBS	USD	5	5.00%	05/11/63	–	–	–	–	–
CMBX.NA.BB.7	BOA	USD	105	5.00%	01/17/47	–	(5)	(3)	2	–
CMBX.NA.BB.7	BOA	USD	100	5.00%	01/17/47	–	(3)	(3)	–	–
CMBX.NA.BB.7	CSI	USD	460	5.00%	01/17/47	–	(19)	(12)	7	–
CMBX.NA.BB.7	DEUT	USD	155	5.00%	01/17/47	–	(4)	(4)	–	–
CMBX.NA.BB.7	MSC	USD	80	5.00%	01/17/47	–	(1)	(2)	–	(1)
CMBX.NA.BB.8	BOA	USD	145	5.00%	10/17/57	–	(10)	(10)	–	–
CMBX.NA.BB.8	CSI	USD	45	5.00%	10/17/57	–	(3)	(3)	–	–
CMBX.NA.BBB-.7	CSI	USD	109	3.00%	01/17/47	–	(7)	(3)	4	–
CMBX.NA.BBB-.7	UBS	USD	135	3.00%	01/17/47	–	(7)	(3)	4	–
PrimeX.ARM.2	MSC	USD	43	4.58%	12/25/37	1	–	1	–	–
PrimeX.ARM.2	MSC	USD	343	4.58%	12/25/37	–	(26)	11	37	–
Total						$8	$(674)	$(535)	$163	$(32)
Total traded indices						$2,259	$(683)	$1,467	$262	$(371)
Credit default swaps on single-name issues:
Buy protection:
Brazil (Federative Republic of)	GSC	USD	210	(1.00)% / 2.21%	12/20/19	$9	$–	$12	$3	$–
Brazil (Federative Republic of)	JPM	USD	215	(1.00)% / 2.21%	12/20/19	11	–	12	1	–

15

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Buy protection: - (continued)
Darden Restaurants, Inc.	BCLY	USD	325	(1.00)% / 1.30%	12/20/19	$12	$–	$4	$–	$(8)
Russia (Federation of)	GSC	USD	440	(1.00)% / 6.29%	12/20/19	94	–	93	–	(1)
Total						$126	$–	$121	$4	$(9)
Sell protection:
Bank of America Corp.	CSI	USD	945	1.00% / 0.45%	12/20/17	$–	$(20)	$15	$35	$–
Bank of America Corp.	GSC	USD	2,200	1.00% / 0.43%	09/20/17	–	(153)	33	186	–
Citigroup, Inc.	GSC	USD	2,350	1.00% / 0.50%	09/20/17	–	(153)	31	184	–
Citigroup, Inc.	GSC	USD	785	1.00% / 0.53%	12/20/17	–	(14)	11	25	–
Goldman Sachs Group, Inc.	CSI	USD	495	1.00% / 0.60%	12/20/17	–	(15)	6	21	–
Goldman Sachs Group, Inc.	UBS	USD	1,100	1.00% / 0.57%	09/20/17	–	(82)	12	94	–
Morgan Stanley	BCLY	USD	1,100	1.00% / 0.52%	09/20/17	–	(123)	14	137	–
Morgan Stanley	GSC	USD	520	1.00% / 0.55%	12/20/17	–	(26)	7	33	–
Total						$–	$(586)	$129	$715	$–
Total single-name issues						$126	$(586)	$250	$719	$(9)
Total OTC contracts						$2,385	$(1,269)	$1,717	$981	$(380)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

OTC Total Return Swap Contracts Outstanding at January 31, 2015

		Notional		Payments received	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Reference Entity	Counterparty	Amount		(paid) by Fund	Date	Paid	Received	Value ╪	Asset	Liability
CPURNSA	JPM	USD	6,050	(1.84)% Fixed	01/15/25	$–	$–	$6	$6	$–
JPM CORP EMBI †	JPM	USD	3,400	3M LIBOR - 1.25%	06/24/15	–	–	(23)	–	(23)
Total						$–	$–	$(17)	$6	$(23)

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At January 31, 2015, the aggregate market value of these securities was $(23), which rounds to zero percent of total net assets.

16

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

TBA Sale Commitments Outstanding at January 31, 2015

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$1,600	02/15/2044	$1,786	$2
FNMA, 3.50%	500	02/15/2030	531	(2)
FNMA, 5.50%	600	02/15/2045	671	–
GNMA, 3.50%	700	02/15/2045	739	(2)
GNMA, 4.50%	200	02/15/2040	218	–
GNMA, 4.50%	1,000	02/15/2045	1,086	(3)
Total			$5,031	$(5)

At January 31, 2015, the aggregate market value of these securities represents 4.5% of total net assets.

17

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/27/2015	CBA	$136	$130	$–	$(6)
AUD	Buy	02/27/2015	GSC	279	263	–	(16)
AUD	Buy	02/27/2015	SSG	280	263	–	(17)
BRL	Buy	03/03/2015	UBS	258	250	–	(8)
BRL	Sell	03/03/2015	MSC	252	250	2	–
CAD	Buy	02/27/2015	RBC	677	633	–	(44)
CAD	Sell	02/27/2015	BCLY	133	130	3	–
CAD	Sell	02/27/2015	BOA	324	316	8	–
CAD	Sell	02/27/2015	DEUT	295	288	7	–
CAD	Sell	02/27/2015	TDS	163	159	4	–
CHF	Sell	02/27/2015	CSFB	854	950	–	(96)
COP	Buy	03/18/2015	CBK	210	208	–	(2)
COP	Sell	03/18/2015	BOA	679	670	9	–
COP	Sell	03/16/2015	HSBC	71	69	2	–
COP	Sell	03/16/2015	SSG	68	65	3	–
EUR	Buy	02/27/2015	BOA	270	259	–	(11)
EUR	Buy	03/18/2015	NAB	1	1	–	–
EUR	Sell	02/27/2015	BOA	4,171	3,985	186	–
EUR	Sell	09/18/2015	CBK	175	153	22	–
EUR	Sell	02/27/2015	GSC	207	208	–	(1)
EUR	Sell	02/27/2015	HSBC	281	269	12	–
EUR	Sell	02/27/2015	JPM	160	156	4	–
EUR	Sell	03/18/2015	MSC	1	1	–	–
EUR	Sell	03/18/2015	NAB	469	428	41	–
GBP	Buy	02/06/2015	BCLY	364	361	–	(3)
GBP	Buy	02/27/2015	DEUT	684	681	–	(3)
GBP	Sell	03/18/2015	BCLY	364	361	3	–
GBP	Sell	02/06/2015	BOA	126	120	6	–
GBP	Sell	02/06/2015	DEUT	45	45	–	–
GBP	Sell	02/27/2015	DEUT	822	819	3	–
GBP	Sell	02/27/2015	JPM	545	539	6	–
GBP	Sell	02/06/2015	MSC	205	196	9	–
JPY	Buy	02/27/2015	GSC	276	281	5	–
JPY	Buy	02/27/2015	JPM	341	345	4	–
JPY	Sell	02/27/2015	BOA	548	550	–	(2)
JPY	Sell	02/27/2015	NAB	728	735	–	(7)
JPY	Sell	02/27/2015	TDS	142	143	–	(1)
MYR	Buy	02/13/2015	BOA	212	204	–	(8)
MYR	Sell	02/13/2015	BCLY	452	418	34	–
RON	Buy	03/16/2015	BNP	305	280	–	(25)
RSD	Buy	09/18/2015	CBK	162	140	–	(22)
RUB	Sell	03/18/2015	JPM	92	86	6	–
TRY	Sell	03/18/2015	BCLY	225	215	10	–
Total						$389	$(272)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
TDS	TD Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Peso
EUR	EURO
GBP	British Pound
IDR	Indonesian New Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian New Sol
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian New Ruble
TRY	Turkish New Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EMBI	Emerging Markets Bond Index
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
Other Abbreviations:
CLO	Collateralized Loan Obligation
CR	Credit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
IR	Interest Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	41.8%
Aa/ AA	17.7
A	0.8
Baa/ BBB	9.6
Ba/ BB	15.5
B	14.9
Caa/ CCC or Lower	10.1
Not Rated	6.9
Non-Debt Securities and Other Short-Term Instruments	12.2
Other Assets and Liabilities	(29.5)
Total	100.0%

*

Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

19

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$22,647	$–	$17,907	$4,740
Corporate Bonds	20,863	–	20,779	84
Foreign Government Obligations	7,368	–	7,368	–
Municipal Bonds	903	–	903	–
Preferred Stocks	57	57	–	–
Senior Floating Rate Interests	18,858	–	18,858	–
U.S. Government Agencies	42,173	–	41,190	983
U.S. Government Securities	17,911	884	17,027	–
Short-Term Investments	13,260	–	13,260	–
Purchased Options	254	118	136	–
Total	$144,294	$1,059	$137,428	$5,807
Foreign Currency Contracts *	$389	$–	$389	$–
Futures *	27	27	–	–
Swaps - Credit Default *	998	–	998	–
Swaps - Total Return *	6	–	6	–
Total	$1,420	$27	$1,393	$–
Liabilities:
TBA Sale Commitments	$5,031	$–	$5,031	$–
Written Options	210	–	210	–
Total	$5,241	$–	$5,241	$–
Foreign Currency Contracts *	$272	$–	$272	$–
Futures *	188	188	–	–
Swaps - Credit Default *	423	–	423	–
Swaps - Total Return *	23	–	–	23
Total	$906	$188	$695	$23

♦	For the three-month period ended January 31, 2015, investments valued at $297 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

20

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage Backed Securities	$4,951	$161		$(134	)†	$50	$645	$(933)	$—	$—	$4,740
Corporate Bonds	282	—		—	‡	—	84	—	—	(282)	84
U.S. Government Agencies	—	—		—	§	—	983	—	—	—	983
Total	$5,233	$161		$(134)		$50	$1,712	$(933)	$—	$(282)	$5,807

Liabilities:
Swaps**	$11	$—	††	$13	‡‡	$—	$—	$—	$—	$—	$23
Total	$11	$—		$13		$—	$—	$—	$—	$—	$23

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(16).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 rounds to zero.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was zero.
**	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investment.
††	The realized gain (loss) earned for swaps during the period ended January 31, 2015 was $53.
‡‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(23).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

21

The Hartford World Bond Fund

Schedule of Investments

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3%
	Cayman Islands - 2.5%
	A Voce CLO Ltd.
$5,000	1.69%, 07/15/2026 ■Δ	$4,968
	Apidos CLO XVIII
4,500	1.65%, 07/22/2026 ■Δ	4,471
	Ares CLO Ltd.
2,599	1.08%, 04/20/2023 ■Δ	2,586
2,995	1.68%, 04/20/2023 ■Δ	2,924
3,845	1.75%, 04/17/2026 ■Δ	3,836
	Atrium CDO Corp.
1,735	1.99%, 11/16/2022 ■Δ	1,704
	Babson CLO Ltd.
2,725	1.33%, 04/20/2025 ■Δ	2,675
	Cent CLO L.P.
2,780	1.72%, 07/27/2026 ■Δ	2,772
	Dryden Senior Loan Fund
4,575	1.48%, 07/17/2023 ■Δ	4,533
	Gramercy Park CLO Ltd.
2,235	1.53%, 07/17/2023 ■Δ	2,235
	ING Investment Management CLO Ltd.
4,175	1.43%, 03/14/2022 ■Δ	4,138
	Limerock CLO
4,130	1.73%, 04/18/2026 ■Δ	4,110
	Madison Park Funding Ltd.
1,585	2.46%, 04/22/2022 ■Δ	1,576
2,245	2.64%, 01/27/2026 ■Δ	2,231
	Magnetite CLO Ltd.
4,365	1.70%, 07/25/2026 ■Δ	4,338
2,290	1.71%, 04/15/2026 ■Δ	2,283
	Neuberger Berman CLO XVII Ltd.
4,245	1.63%, 08/04/2025 ■Δ	4,220
	OZLM Funding Ltd.
11,510	1.78%, 04/17/2026 ■Δ	11,485
	Race Point CLO Ltd.
3,825	2.38%, 05/24/2023 ■Δ	3,756
	Seneca Park CLO Ltd.
1,555	1.70%, 07/17/2026 ■Δ	1,556
	Symphony CLO XV Ltd.
6,095	1.65%, 10/17/2026 ■Δ	6,065
	Voya CLO Ltd.
1,725	1.68%, 07/17/2026 ■Δ	1,721
		80,183
	United Kingdom - 0.1%
	Granite Master Issuer plc
1,211	0.24%, 12/20/2054 ■Δ	1,200
371	0.25%, 12/17/2054 Δ	368
771	0.25%, 12/20/2054 Δ	767
334	0.31%, 12/20/2054 Δ	332
416	0.35%, 12/17/2054 Δ	413
		3,080
	United States - 10.7%
	Adjustable Rate Mortgage Trust
852	0.44%, 11/25/2035 Δ	775
	Ally Master Owner Trust
1,245	1.54%, 09/15/2019	1,247
	American Credit Acceptance Receivables
2,850	1.14%, 03/12/2018 ■	2,852
1,085	1.33%, 07/10/2018 ■	1,086
169	1.64%, 11/15/2016 ■	169
1,915	3.96%, 05/15/2019 ■	1,936
	American Home Mortgage Assets Trust
139	0.29%, 03/25/2047 Δ	112
841	0.36%, 10/25/2046 Δ	593
622	1.05%, 10/25/2046 Δ	450
	American Money Management Corp.
4,615	1.71%, 07/27/2026 ■Δ	4,583
	AmeriCredit Automobile Receivables Trust
435	0.74%, 11/08/2016	435
465	1.69%, 11/08/2018	467
1,780	2.35%, 12/10/2018	1,800
31	3.34%, 04/08/2016	31
	Apidos CLO
2,900	1.33%, 04/15/2025 ■Δ	2,831
3,840	1.68%, 01/19/2025 ■Δ	3,813
2,005	2.60%, 01/16/2027 ■○☼	2,005
	Ares CLO Ltd.
4,040	1.73%, 10/12/2023 ■Δ	4,046
	Banc of America Funding Corp.
2,188	0.40%, 02/20/2047 Δ	1,876
380	5.77%, 05/25/2037	336
501	5.85%, 01/25/2037	401
	Bear Stearns Adjustable Rate Mortgage Trust
2,313	2.29%, 08/25/2035 Δ	2,327
1,546	2.74%, 07/25/2036 Δ	1,310
1,566	4.90%, 06/25/2047 Δ	1,405
	Bear Stearns Alt-A Trust
794	0.49%, 08/25/2036 Δ	602
1,993	0.67%, 01/25/2036 Δ	1,532
889	2.66%, 09/25/2035 Δ	814
223	2.68%, 08/25/2036 Δ	162
	Bear Stearns Mortgage Funding Trust
660	0.37%, 02/25/2037 Δ	492
	Cabela's Master Credit Card Trust
1,805	0.82%, 08/16/2021 ■Δ	1,817
	Cal Funding II Ltd.
512	3.47%, 10/25/2027 ■	521
	Carlyle Global Market Strategies
3,390	1.35%, 07/15/2025 ■Δ	3,312
875	1.38%, 04/18/2025 ■Δ	858
	Cent CLO L.P.
3,970	1.71%, 01/25/2026 ■Δ	3,960
	CFCRE Commercial Mortgage Trust
1,935	3.83%, 12/15/2047	2,107
	Chase Issuance Trust
4,700	0.60%, 09/15/2020 Δ	4,714
	ChaseFlex Trust
254	5.50%, 06/25/2035	233
	CHL Mortgage Pass-Through Trust
1,891	0.51%, 03/25/2035 Δ	1,549
3,062	2.42%, 06/20/2035 Δ	2,920
2,538	2.66%, 04/25/2037 Δ	2,267
	CIFC Funding Ltd.
4,065	1.75%, 04/18/2025 ■Δ	4,047

1

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3% - (continued)
	United States - 10.7% - (continued)
	Citigroup Commercial Mortgage Trust
$2,320	1.91%, 06/15/2033 ■Δ	$2,307
770	4.40%, 03/10/2047 ■Δ	638
	Citigroup Mortgage Loan Trust, Inc.
720	2.51%, 07/25/2036 Δ	479
	Citigroup/Deutsche Bank Commercial Mortgage Trust
8	5.89%, 11/15/2044	8
	Cobalt CMBS Commercial Funding Corp.
1,175	5.25%, 08/15/2048	1,207
	Commercial Mortgage Loan Trust
4,305	6.04%, 12/10/2049 Δ	4,638
	Commercial Mortgage Pass-Through Certificates
2,605	2.85%, 10/15/2045	2,681
2,140	4.02%, 07/10/2045	2,376
2,950	4.05%, 04/10/2047	3,278
	Commercial Mortgage Trust
1,680	4.35%, 03/10/2046 ■Δ	1,147
1,885	4.58%, 10/15/2045 ■Δ	1,544
	Community or Commercial Mortgage Trust
1,880	4.24%, 07/10/2045 Δ	2,131
	Connecticut Avenue Securities Series
2,930	2.12%, 11/25/2024 Δ	2,936
2,804	2.17%, 10/25/2023 Δ	2,822
4,630	3.17%, 07/25/2024 Δ	4,150
	Consumer Portfolio Services, Inc.
57	2.78%, 06/17/2019 ■	58
	Countrywide Alternative Loan Trust
861	0.31%, 04/25/2047 Δ	714
934	0.44%, 01/25/2036 Δ	830
584	0.49%, 11/25/2035 Δ	464
734	0.67%, 12/25/2035 Δ	527
1,128	0.97%, 12/25/2035 Δ	930
1,135	5.75%, 05/25/2036	962
510	6.00%, 05/25/2036	432
791	6.50%, 08/25/2037	559
	Countrywide Home Loans, Inc.
1,021	2.54%, 09/25/2047 Δ	909
1,658	4.83%, 11/20/2035 Δ	1,487
	CPS Automotive Trust
2,284	1.64%, 04/16/2018 ■	2,289
743	1.94%, 03/16/2020 ■	744
	Credit Acceptance Automotive Loan Trust
1,360	1.21%, 10/15/2020 ■	1,361
	Credit Suisse Commercial Mortgage Trust
3,319	3.50%, 08/25/2043 ■	3,397
70	5.97%, 02/15/2041 Δ	77
	Credit Suisse Mortgage Trust
1,117	5.75%, 03/25/2036	1,014
	CS First Boston Mortgage Securities Corp.
140	4.88%, 04/15/2037	140
	DB Master Finance LLC
915	3.26%, 02/20/2045 ■	925
	DBUBS Mortgage Trust
2,949	1.37%, 01/01/2021 ■►	68
	Downey S & L Association Mortgage Loan Trust
2,134	1.03%, 03/19/2046 Δ	1,643
	Dryden Senior Loan Fund
3,990	1.58%, 04/18/2026 ■Δ	3,954
7,900	1.71%, 07/15/2026 ■Δ	7,875
	Eaton Vance CLO Ltd.
2,455	1.68%, 07/15/2026 ■Δ	2,443
	Enterprise Fleet Financing LLC
915	0.93%, 04/20/2018 ■	916
2,010	1.51%, 03/20/2019 ■	2,027
	First Investors Automotive Owner Trust
364	0.90%, 10/15/2018 ■	364
	Ford Credit Floorplan Master Owner Trust
500	1.69%, 09/15/2019 Δ	501
	GMAC Mortgage Corp. Loan Trust
696	2.93%, 09/19/2035 Δ	650
1,024	2.97%, 04/19/2036 Δ	904
	GreenPoint Mortgage Funding Trust
638	0.43%, 10/25/2045 Δ	527
	Greenwich Capital Commercial Funding Corp.
735	5.44%, 03/10/2039 Δ	783
400	5.74%, 12/10/2049	434
144	5.82%, 07/10/2038 Δ	151
	GS Mortgage Securities Trust
2,470	3.38%, 05/10/2045	2,624
615	3.67%, 04/10/2047 ■Δ	433
1,300	4.87%, 04/10/2047 ■Δ	1,275
	GSAA Home Equity Trust
296	0.22%, 12/25/2046 Δ	198
2,143	0.24%, 12/25/2046 Δ	1,157
1,828	0.25%, 02/25/2037 Δ	991
48	0.26%, 03/25/2037 Δ	25
2,932	0.29%, 05/25/2047 Δ	2,092
2,010	0.40%, 04/25/2047 Δ	1,324
2,143	0.49%, 04/25/2047 Δ	1,423
	GSR Mortgage Loan Trust
1,159	2.59%, 07/25/2035 Δ	1,122
2,832	2.63%, 01/25/2036 Δ	2,620
328	2.70%, 05/25/2037 Δ	270
	Harborview Mortgage Loan Trust
986	0.35%, 01/19/2038 Δ	836
3,417	0.40%, 12/19/2036 Δ	2,428
265	0.49%, 09/19/2035 Δ	206
2,157	0.51%, 01/19/2035 Δ	1,507
	Hilton USA Trust
966	2.91%, 11/05/2030 ■Δ	965
	HLSS Servicer Advance Receivables
2,286	1.50%, 01/16/2046 ■	2,263
3,230	1.98%, 11/15/2046 ■	3,173
2,300	1.99%, 10/15/2045 ■	2,283
1,620	2.22%, 01/15/2047 ■	1,588
3,555	2.48%, 10/15/2045 ■	3,577
	Home Equity Loan Trust
1,322	2.35%, 11/25/2035 Δ	1,255
	IMPAC Commercial Mortgage Backed Trust
876	0.97%, 10/25/2034 Δ	835
	IndyMac Index Mortgage Loan Trust
1,813	0.37%, 10/25/2036 Δ	1,541
95	0.41%, 07/25/2035 Δ	86
864	0.45%, 07/25/2035 Δ	722

2

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3% - (continued)
	United States - 10.7% - (continued)
	IndyMac Index Mortgage Loan Trust - (continued)
$1,619	0.57%, 07/25/2046 Δ	$899
578	2.48%, 08/25/2035 Δ	463
359	2.56%, 09/25/2036 Δ	304
1,522	2.56%, 12/25/2036 Δ	1,329
	ING Investment Management CLO Ltd.
3,970	1.73%, 04/18/2026 ■Δ	3,961
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,209	1.67%, 02/12/2051 Δ	1,160
2,124	2.75%, 10/15/2045 ■	1,678
950	2.83%, 10/15/2045	975
700	4.00%, 08/15/2046 ■	626
2,825	4.17%, 08/15/2046	3,127
1,536	4.42%, 12/15/2047 ■Δ	1,357
1,690	4.67%, 10/15/2045 ■Δ	1,737
90	5.24%, 01/12/2043 Δ	92
4,640	5.70%, 02/12/2049 Δ	4,989
	JP Morgan Mortgage Trust
3,779	2.57%, 02/25/2035 Δ	3,830
1,212	2.78%, 05/25/2036 Δ	1,112
3,417	3.00%, 09/25/2044 ■	3,456
292	6.00%, 01/25/2037	265
	JPMBB Commercial Mortgage Securities Trust
70,510	0.89%, 09/15/2047 ►	3,672
	LB-UBS Commercial Mortgage Trust
253	5.43%, 02/15/2040	271
	LCM Ltd.
1,100	2.13%, 04/15/2022 ■Δ	1,087
	Lehman XS Trust
890	0.36%, 11/25/2046 Δ	715
1,160	1.02%, 09/25/2047 Δ	925
	LSTAR Securities Investment Trust
3,874	2.15%, 11/01/2016 ■Δ	3,822
3,205	2.17%, 01/01/2017 ■Δ	3,157
	Luminent Mortgage Trust
2,357	0.37%, 02/25/2046 Δ	1,796
1,061	0.43%, 11/25/2035 Δ	953
	Madison Park Funding Ltd.
2,390	1.71%, 01/19/2025 ■Δ	2,373
3,760	1.76%, 07/20/2026 ■Δ	3,743
	Master Adjustable Rate Mortgages Trust
1,173	0.41%, 05/25/2037 Δ	790
	Merrill Lynch Mortgage Investors Trust
186	2.20%, 05/25/2033 Δ	180
1,421	2.52%, 07/25/2035 Δ	1,175
1,060	5.14%, 07/12/2038	1,079
	Morgan Stanley ABS Capital I
2,501	0.32%, 06/25/2036 Δ	2,272
	Morgan Stanley BAML Trust
2,930	4.08%, 07/15/2046 Δ	3,278
1,505	4.50%, 08/15/2045 ■	1,191
	Morgan Stanley Capital I
2,990	3.24%, 03/15/2045	3,160
100	5.25%, 09/15/2047 ■Δ	116
50	5.65%, 06/11/2042 Δ	54
563	6.28%, 01/11/2043 Δ	629
	Morgan Stanley Mortgage Loan Trust
1,986	0.34%, 05/25/2036 Δ	1,047
1,963	0.34%, 11/25/2036 Δ	953
638	2.50%, 06/25/2037 Δ	427
239	2.59%, 05/25/2036 Δ	174
	Morgan Stanley Re-Remic Trust
950	5.80%, 08/15/2045 ■Δ	1,021
	Nationstar Agency Advance Funding Trust
1,000	1.89%, 02/18/2048 ■	987
250	3.23%, 02/18/2048 ■Δ	252
	Nationstar HECM Loan Trust
2,929	4.50%, 11/25/2017 ■	2,930
	Neuberger Berman CLO XVI Ltd.
3,030	1.72%, 03/01/2026 ■Δ	3,012
	OHA Intrepid Leveraged Loan Fund Ltd.
1,897	1.15%, 04/20/2021 ■Δ	1,899
	OZLM Funding Ltd.
3,880	1.73%, 01/17/2026 ■Δ	3,827
	Prestige Automotive Receivables Trust
771	1.09%, 02/15/2018 ■	772
	Prime Mortgage Trust
677	5.50%, 06/25/2036	634
	Race Point CLO Ltd.
2,290	1.48%, 02/20/2025 ■Δ	2,251
	RBSGC Mortage Pass Through Certificates
1,021	6.25%, 01/25/2037	924
	Renaissance Home Equity Loan Trust
3,641	0.69%, 03/25/2034 Δ	3,472
	Residential Accredit Loans, Inc.
1,032	0.91%, 09/25/2046 Δ	705
2,375	1.41%, 11/25/2037 Δ	1,507
299	6.25%, 01/25/2037	245
	Residential Funding Mortgage Securities, Inc.
876	3.06%, 04/25/2037 Δ	761
256	6.00%, 04/25/2037	228
338	6.00%, 07/25/2037	306
	Sequoia Mortgage Trust
1,566	0.44%, 01/20/2035 Δ	1,482
2,842	0.83%, 06/20/2033 Δ	2,705
666	6.38%, 07/20/2037 Δ	633
	Sheridan Square CLO
2,435	1.42%, 04/15/2025 ■Δ	2,388
	SNAAC Automotive Receivables Trust
135	1.14%, 07/16/2018 ■	135
	SpringCastle America Funding LLC
2,567	2.70%, 05/25/2023 ■	2,569
	Springleaf Funding Trust
1,790	2.41%, 12/15/2022 ■	1,791
	Springleaf Mortgage Loan Trust
421	1.57%, 12/25/2059 ■	420
2,276	1.78%, 12/25/2065 ■	2,273
3,065	2.31%, 06/25/2058 ■	3,005
510	2.66%, 12/25/2059 ■	510
1,725	3.14%, 06/25/2058 ■	1,728
920	3.52%, 12/25/2065 ■	938
2,770	3.79%, 09/25/2057 ■	2,790
	Structured Adjustable Rate Mortgage Loan Trust
1,137	0.47%, 09/25/2034 Δ	1,008
	Structured Agency Credit Risk Debt Notes
4,054	1.02%, 04/25/2024 Δ	4,035
9,552	1.17%, 02/25/2024 Δ	9,520
1,550	4.91%, 10/25/2024 Δ	1,553

3

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Asset and Commercial Mortgage Backed Securities - 13.3% - (continued)
		United States - 10.7% - (continued)
		Structured Asset Mortgage Investments, Inc.
	$673	0.40%, 02/25/2036 Δ	$543
		Structured Asset Securities Corp.
	394	2.59%, 11/25/2033 Δ	386
		Symphony CLO Ltd.
	4,355	1.76%, 07/14/2026 ■Δ	4,355
		TAL Advantage LLC
	1,047	2.83%, 02/22/2038 ■	1,049
		Terwin Mortgage Trust
	1,944	1.11%, 12/25/2034 Δ	1,890
		Thornburg Mortgage Securities Trust
	1,516	2.25%, 04/25/2045 Δ	1,523
		UBS-Barclays Commercial Mortgage Trust
	5,950	3.18%, 03/10/2046 Δ	6,223
	1,095	4.09%, 03/10/2046 ■Δ	924
		Wachovia Bank Commercial Mortgage Trust
	976	5.42%, 01/15/2045 Δ	999
		WaMu Mortgage Pass-Through Certificates
	1,186	4.51%, 08/25/2036 Δ	1,077
		Wells Fargo Commercial Mortgage Trust
	3,900	2.92%, 10/15/2045	4,043
		Wells Fargo Mortgage Backed Securities Trust
	493	2.49%, 10/25/2036 Δ	459
	855	2.57%, 12/28/2037 Δ	787
	1,745	2.61%, 10/25/2035 Δ	1,679
		WF-RBS Commercial Mortgage Trust
	15,862	1.46%, 03/15/2047 ►	1,345
	4,135	3.02%, 11/15/2047 ■	2,927
	830	4.90%, 06/15/2044 ■	955
	515	5.00%, 06/15/2044 ■	493
	810	5.00%, 04/15/2045 ■	642
	935	5.56%, 04/15/2045 ■Δ	1,020
			349,947
		Total Asset and Commercial Mortgage Backed Securities
		(Cost $430,416)	$433,210

Corporate Bonds - 9.9%
		Australia - 0.1%
		FMG Resources Aug 2006
	$2,730	6.88%, 04/01/2022 ■	$2,143
		FMG Resources Pty Ltd.
	2,825	8.25%, 11/01/2019 ■	2,507
			4,650
		Brazil - 0.0%
		Petrobras Global Finance
	145	3.25%, 03/17/2017	134

		Canada - 0.1%
		Novelis, Inc.
	475	8.75%, 12/15/2020	509
		Telesat LLC
	1,300	6.00%, 05/15/2017 ■	1,320
		Videotron Ltd.
	3	9.13%, 04/15/2018	3
			1,832
		France - 0.3%
		Banque PSA Finance S.A.
EUR	4,247	4.25%, 02/25/2016 §	4,965
		BPCE S.A.
EUR	1,250	9.00%, 03/17/2015 ♠Δ	1,423
		Societe Generale
	860	6.00%, 01/27/2020 ■♠	791
EUR	1,200	6.75%, 04/07/2049 §	1,339
	1,545	7.88%, 12/18/2023 ■♠	1,522
			10,040
		Ireland - 0.1%
		AerCap Ireland Capital Ltd.
	2,700	4.50%, 05/15/2021 ■	2,788
		Ardagh Packaging Finance plc
EUR	850	9.25%, 10/15/2020 §	1,023
		Baggot Securities Ltd.
EUR	100	10.24%, 12/29/2049 ■	119
			3,930
		Italy - 0.2%
		Intesa Sanpaolo S.p.A.
EUR	1,300	9.50%, 10/29/2049 §	1,596
		Wind Acquisition Finance S.A.
EUR	1,160	4.00%, 07/15/2020 ■	1,298
EUR	3,525	4.07%, 07/15/2020 ■Δ	3,884
			6,778
		Japan - 0.0%
		SoftBank Corp.
	1,230	4.50%, 04/15/2020 ■	1,230

		Luxembourg - 0.5%
		Aguila 3 S.A.
	1,455	7.88%, 01/31/2018 ■	1,433
		Altice Financing S.A.
EUR	1,185	6.50%, 01/15/2022 §	1,430
	355	8.13%, 01/15/2024 ■	368
	610	9.88%, 12/15/2020 ■	671
		Altice Finco S.A.
	4,586	7.63%, 02/15/2025 ■	4,586
		Ardagh Finance Holdings S.A.
EUR	490	8.38%, 06/15/2019 ■	537
		CNH Industrial Finance Europe S.A.
EUR	3,316	2.75%, 03/18/2019 §	3,806
		Ineos Group Holdings plc
EUR	2,955	5.75%, 02/15/2019 §	3,264
			16,095
		Netherlands - 0.2%
		AerCap Aviation Solutions B.V.
	200	6.38%, 05/30/2017	213
		Constellium N.V.
EUR	1,250	4.63%, 05/15/2021 §	1,236
EUR	295	4.63%, 05/15/2021 ■	291
		NXP B.V./NXP Funding LLC
	440	3.75%, 06/01/2018 ■	440
		UPC Holding B.V.
EUR	2,075	8.38%, 08/15/2020 §	2,533
			4,713

4

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 9.9% - (continued)
		South Korea - 0.0%
		Harvest Operations Corp.
	$16	6.88%, 10/01/2017	$14

		Spain - 0.5%
		Abengoa Greenfield, S.A.
EUR	2,975	5.50%, 10/01/2019 ■	3,063
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	2,400	7.00%, 12/29/2049 §	2,797
	2,800	9.00%, 05/09/2018 §♠	3,042
		Banco Santander S.A.
EUR	3,800	6.25%, 03/12/2049 §	4,272
		NH Hoteles S.A.
EUR	3,390	6.88%, 11/15/2019 ■	4,184
			17,358
		Switzerland - 0.1%
		Credit Suisse Group AG
	3,725	7.88%, 02/24/2041 §	3,939

		United Kingdom - 1.7%
		Barclays Bank plc
	2,180	0.56%, 02/19/2015 ♠Δ	1,363
	14,260	4.38%, 09/11/2024	14,453
	3,495	8.25%, 12/15/2018 ♠β	3,643
GBP	550	14.00%, 06/15/2019 ♠	1,118
		HSBC Holdings plc
EUR	825	0.38%, 09/30/2020 Δ	927
	2,620	0.75%, 09/30/2049 Δ	1,624
		Lloyds Banking Group plc
EUR	2,725	6.38%, 06/27/2049 §	3,203
GBP	1,550	7.00%, 12/29/2049 §	2,329
		National Westminster Bank plc
	1,270	0.62%, 07/11/2015 ♠Δ	819
EUR	725	2.23%, 10/29/2049 Δ	763
		Nationwide Building Society
GBP	2,400	6.88%, 03/11/2049 §	3,565
		Paragon Offshore plc
	2,345	6.75%, 07/15/2022 ■	1,126
		Royal Bank of Scotland Group plc
	5,070	6.00%, 12/19/2023	5,681
	2,075	9.50%, 03/16/2022 §	2,344
		Tesco Property Finance 2 plc
GBP	2,923	6.05%, 10/13/2039 §	4,684
		Tullow Oil plc
	545	6.00%, 11/01/2020 ■	458
	1,745	6.25%, 04/15/2022 ■	1,466
		Virgin Media Finance plc
	4,985	5.75%, 01/15/2025 ■	5,159
			54,725
		United States - 6.1%
		99 Cents Only Stores
	425	11.00%, 12/15/2019	447
		AbbVie, Inc.
	690	1.75%, 11/06/2017	695
		Activision Blizzard, Inc.
	6,820	6.13%, 09/15/2023 ■	7,434
		AES (The) Corp.
	65	7.75%, 10/15/2015	67
	7	8.00%, 10/15/2017	8
		AK Steel Corp.
	940	7.63%, 05/15/2020	811
	2,580	7.63%, 10/01/2021	2,167
	440	8.38%, 04/01/2022	374
		Albertson's Holdings LLC
	975	7.75%, 10/15/2022 ■	1,003
		Alcatel-Lucent USA, Inc.
	3,525	4.63%, 07/01/2017 ■	3,582
	610	6.75%, 11/15/2020 ■	633
		Alere, Inc.
	1,970	6.50%, 06/15/2020	2,004
	1,050	7.25%, 07/01/2018	1,103
		Ally Financial, Inc.
	2,475	3.75%, 11/18/2019	2,457
	2,480	5.13%, 09/30/2024	2,570
	1,580	8.00%, 12/31/2018	1,789
		AMC Entertainment, Inc.
	734	9.75%, 12/01/2020	798
		American Builders & Contractors Supply Co., Inc.
	220	5.63%, 04/15/2021 ■	222
		American International Group, Inc.
GBP	2,100	5.75%, 03/15/2067	3,291
		AmSurg Corp.
	575	5.63%, 07/15/2022 ■	594
		Antero Resources Corp.
	380	5.38%, 11/01/2021	370
		ARAMARK Corp.
	1,505	5.75%, 03/15/2020	1,565
		Ashtead Capital, Inc.
	800	6.50%, 07/15/2022 ■	864
		Associated Materials LLC
	245	9.13%, 11/01/2017	203
		Bank of America Corp.
EUR	1,800	0.77%, 05/23/2017 Δ	2,019
		Biomet, Inc.
	1,145	6.50%, 08/01/2020	1,221
	65	6.50%, 10/01/2020	69
		Blue Racer Midstream LLC
	775	6.13%, 11/15/2022 ■	767
		CCO Holdings LLC
	195	7.25%, 10/30/2017	203
	1,300	7.38%, 06/01/2020	1,391
	425	8.13%, 04/30/2020	447
		CDW Escrow Corp.
	1,559	8.50%, 04/01/2019	1,639
		CEC Entertainment, Inc.
	280	8.00%, 02/15/2022	272
		Chrysler Group LLC
	7,355	8.00%, 06/15/2019	7,732
	3,935	8.25%, 06/15/2021	4,378
		CIT Group, Inc.
	30	5.00%, 05/15/2017	31
	535	5.25%, 03/15/2018	555
	525	5.50%, 02/15/2019 ■	557
		Clean Harbors, Inc.
	640	5.13%, 06/01/2021	645
		CNH America LLC
	95	7.25%, 01/15/2016	99
		CNH Capital LLC
	3,205	3.63%, 04/15/2018	3,165
	205	3.88%, 11/01/2015	206

5

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 9.9% - (continued)
		United States - 6.1% - (continued)
		CNH Capital LLC - (continued)
	$230	6.25%, 11/01/2016	$242
		Cobalt International Energy, Inc.
	1,155	2.63%, 12/01/2019 β	772
		Community Health Systems, Inc.
	610	5.13%, 08/15/2018	632
	4,350	6.88%, 02/01/2022	4,620
	1,930	7.13%, 07/15/2020	2,055
		DaVita, Inc.
	1,120	5.75%, 08/15/2022	1,187
		Deutsche Postbank IV
EUR	200	5.98%, 06/29/2049 §Δ	238
		DISH DBS Corp.
	2,895	5.00%, 03/15/2023	2,844
		Dolphin Subsidiary II, Inc.
	1,495	7.25%, 10/15/2021	1,524
		Emdeon, Inc.
	25	11.00%, 12/31/2019	27
		Endo Finance LLC
	3,175	6.00%, 02/01/2025 ■	3,244
		Entegris, Inc.
	565	6.00%, 04/01/2022 ■	571
		Envision Healthcare Corp.
	435	5.13%, 07/01/2022 ■	442
		Equinix, Inc.
	55	4.88%, 04/01/2020	56
		Everest Acquisition LLC
	80	9.38%, 05/01/2020	81
		First Data Corp.
	2,845	7.38%, 06/15/2019 ■	2,984
	1,180	8.25%, 01/15/2021 ■	1,258
		Ford Motor Credit Co. LLC
	5,450	5.63%, 09/15/2015	5,608
		Fresenius Medical Care U.S. Finance II, Inc.
	435	5.63%, 07/31/2019 ■	473
	610	5.88%, 01/31/2022 ■	681
	60	9.00%, 07/15/2015 ■	62
		Gannett Co., Inc.
	4,290	6.38%, 10/15/2023	4,569
		General Motors Financial Co., Inc.
	245	2.75%, 05/15/2016	248
		GenOn Americas Generation LLC
	605	9.13%, 05/01/2031	514
		Getty Images, Inc.
	1,170	7.00%, 10/15/2020 ■	819
		GRD Holding III Corp.
	1,750	10.75%, 06/01/2019 ■	1,907
		H & E Equipment Services, Inc.
	475	7.00%, 09/01/2022	452
		Harron Communications L.P.
	2,325	9.13%, 04/01/2020 ■	2,499
		HCA Holdings, Inc.
	2,530	7.50%, 11/15/2095	2,479
		Hertz Corp.
	946	7.38%, 01/15/2021 ■	998
	430	7.50%, 10/15/2018	445
		Homer City Generation, L.P.
	2,900	8.73%, 10/01/2026	2,958
		IMS Health, Inc.
	2,845	6.00%, 11/01/2020 ■	2,962
		Infor Software Parent LLC
	2,885	7.13%, 05/01/2021 ■	2,899
		Infor US, Inc.
	380	9.38%, 04/01/2019	409
		Intelsat Luxembourg S.A.
	1,065	6.75%, 06/01/2018	1,084
	1,940	7.75%, 06/01/2021	1,923
		International Lease Finance Corp.
	1,015	5.88%, 04/01/2019	1,100
		InVentiv Health, Inc.
	525	9.00%, 01/15/2018 ■	543
		Iron Mountain, Inc.
	30	7.75%, 10/01/2019	32
	154	8.38%, 08/15/2021	161
		Isle of Capri Casinos, Inc.
	850	7.75%, 03/15/2019	880
		J.M. Huber Corp.
	10	9.88%, 11/01/2019 ■	11
		K Hovnanian Enterprises, Inc.
	1,305	7.00%, 01/15/2019 ■	1,214
	176	9.13%, 11/15/2020 ■	184
		KB Home
	1,685	7.00%, 12/15/2021	1,685
	75	7.50%, 09/15/2022	76
	1,075	8.00%, 03/15/2020	1,128
		KB Home & Broad Home Corp.
	216	6.25%, 06/15/2015	218
		Lennar Corp.
	90	5.60%, 05/31/2015	91
		Level 3 Financing, Inc.
	700	8.63%, 07/15/2020	764
	205	9.38%, 04/01/2019	217
		Lin Television Corp.
	3,625	6.38%, 01/15/2021	3,679
		M/I Homes, Inc.
	147	3.00%, 03/01/2018 β	143
		Masco Corp.
	140	4.80%, 06/15/2015	141
		MDC Holdings, Inc.
	3,075	5.50%, 01/15/2024	2,967
		Michaels Stores, Inc.
	1,100	5.88%, 12/15/2020 ■	1,114
		Nationstar Mortgage LLC
	1,045	6.50%, 08/01/2018	969
	456	7.88%, 10/01/2020	422
		Navient Corp.
	6,870	5.50%, 01/15/2019	7,107
	1,690	5.88%, 10/25/2024	1,597
	840	6.25%, 01/25/2016	869
		NBC Universal Enterprise
	680	5.25%, 12/19/2049 ■	723
		Nortek, Inc.
	650	8.50%, 04/15/2021	691
		Owens-Brockway Glass Container, Inc.
	85	7.38%, 05/15/2016	91

6

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Corporate Bonds - 9.9% - (continued)
		United States - 6.1% - (continued)
		Party City Holdings, Inc.
	$2,915	8.88%, 08/01/2020	$3,148
		Pinnacle Merger Sub, Inc.
	1,701	9.50%, 10/01/2023 ■	1,888
		Ply Gem Industries, Inc.
	1,600	6.50%, 02/01/2022	1,546
		Provident Funding Associates L.P.
	1,655	6.75%, 06/15/2021 ■	1,581
		Range Resources Corp.
	15	6.75%, 08/01/2020	16
		Realogy Corp.
	75	7.63%, 01/15/2020 ■	81
		Salix Pharmaceuticals Ltd.
	7,385	6.00%, 01/15/2021 ■	7,865
		ServiceMaster (The) Co.
	2,327	7.00%, 08/15/2020	2,426
		Softbrands, Inc.
	475	11.50%, 07/15/2018	518
		Sovereign Capital Trust IV
	125	7.91%, 06/13/2036	133
		Spectrum Brands, Inc.
	950	6.38%, 11/15/2020	1,007
	940	6.63%, 11/15/2022	1,003
		Sprint Communications, Inc.
	75	9.00%, 11/15/2018 ■	86
		Sprint Corp.
	4,360	7.13%, 06/15/2024	4,240
		Sun Products Corp.
	1,310	7.75%, 03/15/2021 ■	1,156
		SunGard Data Systems, Inc.
	2,450	6.63%, 11/01/2019	2,462
	2,150	7.38%, 11/15/2018	2,234
		Swiss Re Capital I L.P.
	690	6.85%, 05/25/2016 §♠	724
		Syniverse Holdings, Inc.
	3,215	9.13%, 01/15/2019	3,352
		Tempur Sealy International, Inc.
	395	6.88%, 12/15/2020	424
		Texas Competitive Electric Holdings Co. LLC
	925	11.50%, 10/01/2020 ■Ϫ	627
		T-Mobile USA, Inc.
	575	5.25%, 09/01/2018	595
	785	6.46%, 04/28/2019	814
		TMX Finance LLC
	1,185	8.50%, 09/15/2018 ■	901
		United States Steel Corp.
	1,037	7.38%, 04/01/2020	1,068
		Verizon Communications, Inc.
	1,647	5.01%, 08/21/2054 ■	1,815
	6,053	6.55%, 09/15/2043	8,177
		WPX Energy, Inc.
	500	5.25%, 09/15/2024	465
	1,100	6.00%, 01/15/2022	1,067
		Zayo Group LLC
	1,600	6.00%, 04/01/2023 ■	1,608
			199,057
		Total Corporate Bonds
		(Cost $335,397)	$324,495

Foreign Government Obligations - 49.8%
		Australia - 4.4%
		Australia (Commonwealth of)
AUD	43,650	2.75%, 04/21/2024	$34,978
AUD	72,670	4.50%, 04/15/2020	63,340
AUD	35,000	4.75%, 06/15/2016	28,247
AUD	18,000	5.25%, 03/15/2019	15,814
			142,379
		Brazil - 0.0%
		Brazil (Federative Republic of)
BRL	2,555	10.00%, 01/01/2017	915

		Cyprus - 0.4%
		Cyprus (Republic of)
EUR	3,855	4.63%, 02/03/2020 ■	4,313
EUR	8,090	4.75%, 06/25/2019 §	9,141
			13,454
		Denmark - 7.1%
		Denmark (Kingdom of)
DKK	455,305	1.50%, 11/15/2023	76,927
DKK	182,280	2.50%, 11/15/2016	29,159
DKK	85,535	3.00%, 11/15/2021	15,600
DKK	56,760	4.00%, 11/15/2017	9,665
DKK	558,945	4.00%, 11/15/2019	101,883
			233,234
		Finland - 7.2%
		Finland (Republic of)
EUR	140,540	1.13%, 09/15/2018 ■	165,565
EUR	55,585	1.50%, 04/15/2023 ■	69,018
			234,583
		France - 0.2%
		France (Government of)
EUR	4,343	2.10%, 07/25/2023	6,067

		Germany - 5.7%
		Germany (Federal Republic of)
EUR	74,580	1.00%, 02/22/2019	88,232
EUR	7,825	1.00%, 08/15/2024	9,443
EUR	34,200	1.50%, 05/15/2024	43,057
EUR	36,585	2.25%, 09/04/2020	46,682
			187,414
		Italy - 1.4%
		Italy (Republic of)
EUR	5,680	2.35%, 09/15/2024 ■◄	7,347
EUR	34,000	3.00%, 04/15/2015	38,634
			45,981
		Netherlands - 7.2%
		Netherlands (Government of)
EUR	42,000	0.50%, 04/15/2017	48,095
EUR	44,610	1.25%, 01/15/2018 ■	52,406
EUR	47,500	1.25%, 01/15/2019 ■	56,403
EUR	29,210	2.00%, 07/15/2024	37,923
EUR	30,230	3.25%, 07/15/2021 ■	40,986
			235,813
		Portugal - 0.3%
		Portugal (Republic of)
EUR	7,775	3.88%, 02/15/2030 ■	9,615

7

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Foreign Government Obligations - 49.8% - (continued)
		South Africa - 0.1%
		South Africa (Republic of)
ZAR	28,515	10.50%, 12/21/2026	$3,113

		Sweden - 6.8%
		Sweden (Kingdom of)
SEK	493,265	1.50%, 11/13/2023	64,551
SEK	1,108,915	4.25%, 03/12/2019	157,477
			222,028
		United Kingdom - 9.0%
		United Kingdom (Government of)
GBP	51,940	1.75%, 01/22/2017 §	80,286
GBP	87,255	1.75%, 07/22/2019 §	136,291
GBP	14,280	2.00%, 07/22/2020 §	22,606
GBP	26,595	2.75%, 09/07/2024 §	45,063
GBP	5,985	3.50%, 01/22/2045 §	11,885
			296,131
		Total Foreign Government Obligations
		(Cost $1,782,720)	$1,630,727

Senior Floating Rate Interests ♦ - 2.7%
		Canada - 0.1%
		Burger King Co.
	$2,565	4.50%, 12/12/2021	$2,566

		Germany - 0.0%
		CeramTec
EUR	103	4.75%, 08/30/2020	116
		Faenza Acquisition Gmbh
EUR	337	4.75%, 08/30/2020	383
			499
		Ireland - 0.0%
		Ardagh Holdings USA, Inc.
	1,275	4.00%, 12/17/2019	1,251

		United States - 2.6%
		99 Cents Only Stores
	1,758	4.50%, 01/11/2019	1,739
		Alliance Laundry Systems LLC
	3,460	4.25%, 12/10/2018	3,418
		AMC Entertainment, Inc.
	865	3.50%, 04/30/2020	853
		American Builders & Contractors Supply Co., Inc.
	1,289	3.50%, 04/16/2020	1,256
		Amscan Holdings, Inc.
	3,401	4.00%, 07/27/2019	3,324
		AmSurg Corp.
	3,378	3.75%, 07/08/2021	3,364
		Apex Tool Group LLC
	2,444	4.50%, 01/31/2020	2,373
		Arch Coal, Inc.
	1,031	6.25%, 05/16/2018	736
		Aristocrat Leisure Ltd.
	4,345	4.75%, 10/20/2021	4,272
		Asurion LLC
	1,929	4.25%, 07/08/2020	1,885
	2,251	5.00%, 05/24/2019	2,234
	350	8.50%, 03/03/2021	346
		Avago Technologies Ltd.
	1,438	3.75%, 05/06/2021	1,435
		Bauer Performance Sports Ltd.
	1,201	4.00%, 04/15/2021	1,180
		Calpine Corp.
	704	4.00%, 10/09/2019	695
	322	4.00%, 10/31/2020	318
		Chrysler Group LLC
	97	3.50%, 05/24/2017	97
		Community Health Systems, Inc.
	564	4.25%, 01/27/2021	564
		Crosby Worldwide Ltd.
	673	3.75%, 11/23/2020	606
		Darling International, Inc.
EUR	1,861	3.50%, 01/06/2021	2,087
		First Data Corp.
	3,265	3.67%, 03/23/2018	3,203
	2,685	3.67%, 09/24/2018	2,634
		Fly Leasing Ltd.
	1,236	4.50%, 08/09/2019	1,228
		Freescale Semiconductor, Inc.
	3,206	4.25%, 02/28/2020	3,158
	1,442	5.00%, 01/15/2021	1,442
		Gardner Denver, Inc.
EUR	1,328	4.75%, 07/30/2020	1,424
		Hilton Worldwide Holdings, Inc.
	1,243	3.50%, 08/07/2020	1,227
		Houghton International, Inc.
	191	4.00%, 12/20/2019	188
		Hyland Software, Inc.
	834	4.75%, 02/19/2021	831
		Interactive Data Corp.
	2,434	4.75%, 05/02/2021	2,422
		Lands' End, Inc.
	3,210	4.25%, 04/04/2021	3,074
		Level 3 Financing, Inc.
	4,075	4.50%, 01/31/2022	4,077
		Light Tower Fiber LLC
	1,088	4.00%, 04/13/2020	1,063
		MGM Resorts International
	519	3.50%, 12/20/2019	511
		MISYS plc
	513	5.00%, 12/12/2018	514
		Multiplan, Inc.
	2,962	3.75%, 03/31/2021	2,885
		Neiman Marcus (The) Group, Inc.
	3,209	4.25%, 10/25/2020	3,108
		Nortek, Inc.
	2,070	3.75%, 10/30/2020	2,046
		Ply Gem Industries, Inc.
	948	4.00%, 02/01/2021	919
		Realogy Group LLC
	2,538	3.75%, 03/05/2020	2,496
		Rexnord LLC
	2,726	4.00%, 08/21/2020	2,678
		ServiceMaster (The) Co.
	2,928	4.25%, 07/01/2021	2,888

8

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Senior Floating Rate Interests ♦ - 2.7% - (continued)
		United States - 2.6% - (continued)
		Signode Industrial Group US, Inc.
EUR	796	4.00%, 05/01/2021	$895
		Sprouts Farmers Markets Holdings LLC
	573	4.00%, 04/23/2020	571
		Star West Generation LLC
	723	4.25%, 03/13/2020	711
		Syniverse Holdings, Inc.
	4,483	4.00%, 04/23/2019	4,332
		Tribune Co.
	1,319	4.00%, 12/27/2020	1,301
			84,608
		Total Senior Floating Rate Interests
		(Cost $91,124)	$88,924

U.S. Government Agencies - 0.2%
		United States - 0.2%
		FHLMC
	$31,105	1.63%, 11/25/2042 ►	$2,915
	1,198	1.68%, 08/25/2016 ►	21
	3,691	1.73%, 09/25/2041 ►	449
	11,435	2.02%, 02/25/2041 ►	1,240
	2,200	2.11%, 12/25/2041 ►	330
	6,088	2.21%, 01/25/2024 ►	992
	10,140	2.21%, 12/25/2039 ►	1,315
			7,262
		Total U.S. Government Agencies
		(Cost $6,868)	$7,262

U.S. Government Securities - 13.1%
		United States - 13.1%
		U.S. Treasury Notes
	$94,775	0.25%, 05/15/2015 ╦	$94,827
	115,085	0.38%, 03/15/2016	115,247
	50,000	0.75%, 12/31/2017	49,977
	35,000	0.88%, 12/31/2016	35,268
	20,000	0.88%, 01/31/2017	20,150
	88,365	1.25%, 01/31/2019 ‡	89,048
	23,250	2.50%, 05/15/2024	24,939
			429,456
		Total U.S. Government Securities
		(Cost $426,287)	$429,456

Preferred Stocks - 0.1%
		United States - 0.1%
	—	Citigroup Capital XIII	$1
	111	GMAC Capital Trust I β	2,919
	7	Intelsat S.A., 5.75% β	305
			3,225
		Total Preferred Stocks
		(Cost $3,291)	$3,225

		Total Long-Term Investments Excluding Purchased Options
		(Cost $3,076,103)	$2,917,299

Short-Term Investments - 7.5%
		Repurchase Agreements - 2.9%
		Bank of America Merrill Lynch Repurchase Agreement (maturing on 02/02/2015 in the amount of $92, collateralized by U.S. Treasury Note 0.88%, 2017, value of $94)
	$92	0.04%, 1/31/15	$92
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
02/02/2015 in the amount of $4,003,
collateralized by FHLMC 3.50% - 4.00%, 2032
- 2045, FNMA 1.83% - 4.50%, 2025 - 2045,
		value of $4,083)
	4,003	0.06%, 1/31/15	4,003
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$29,040, collateralized by U.S. Treasury Bill
0.04% - 0.25%, 2015 - 2016, U.S. Treasury
Bond 3.00% - 9.88%, 2015 - 2044, U.S.
Treasury Note 0.25% - 4.63%, 2015 - 2022,
		value of $29,621)
	29,040	0.05%, 1/31/15	29,040
Bank of Montreal TriParty Repurchase Agreement
(maturing on 02/02/2015 in the amount of
$6,761, collateralized by FHLMC 2.00% -
5.50%, 2022 - 2044, FNMA 3.00% - 4.00%,
2022 - 2042, GNMA 3.00%, 2043, U.S.
Treasury Bill 0.25%, 2016, U.S. Treasury Note
		0.75% - 2.50%, 2017 - 2024, value of $6,897)
	6,761	0.06%, 1/31/15	6,761
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $19,344, collateralized by U.S. Treasury Note 1.50% - 2.00%, 2016 - 2023, value of $19,731)
	19,344	0.04%, 1/31/15	19,344
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $12,576, collateralized by U.S. Treasury Bond 3.75% - 4.50%, 2038 - 2043, value of $12,828)
	12,576	0.05%, 1/31/15	12,576
Deutsche Bank Securities TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $1,102, collateralized by FHLMC
2.50% - 6.50%, 2020 - 2041, FNMA 2.50% -
6.50%, 2016 - 2047, GNMA 3.50%, 2045, U.S.
Treasury Bill 0.07% - 0.25%, 2015 - 2016, U.S.
Treasury Bond 2.38% - 5.38%, 2027 - 2043,
U.S. Treasury Note 0.13% - 4.63%, 2015 -
		2024, value of $1,124)
	1,102	0.05%, 1/31/15	1,102
Royal Bank of Scotland TriParty Repurchase
Agreement (maturing on 02/02/2015 in the
amount of $4,625, collateralized by U.S.
Treasury Bond 8.13%, 2019, U.S. Treasury
Note 2.38% - 3.63%, 2020 - 2024, value of
		$4,718)
	4,625	0.06%, 1/31/15	4,625

9

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
Short-Term Investments - 7.5% - (continued)
	Repurchase Agreements - 2.9% - (continued)
	Societe Generale TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $284, collateralized by U.S. Treasury Note 0.75% - 2.63%, 2016 - 2017, value of $290)
$284	0.06%, 1/31/15		$284
	TD Securities TriParty Repurchase Agreement (maturing on 02/02/2015 in the amount of $17,262, collateralized by FHLMC 3.00% - 4.00%, 2026 - 2043, FNMA 2.50% - 5.00%, 2025 - 2044, value of $17,607)
17,261	0.07%, 1/31/15		17,261
			95,088
	U.S. Treasury Bills - 4.6%
90,000	0.02%, 04/30/2015 - 05/28/2015 ○		$89,996
60,000	0.06%, 7/23/2015 ○		59,984
			149,980
	Total Short-Term Investments
	(Cost $245,065)		$245,068

	Total Investments Excluding Purchased Options
	(Cost $3,321,168)	96.6%	$3,162,367
	Total Purchased Options
	(Cost $2,741)	0.1%	3,245
	Total Investments
	(Cost $3,323,909) ▲	96.7%	$3,165,612
	Other Assets and Liabilities	3.3%	106,879
	Total Net Assets	100.0%	$3,272,491

10

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for reporting ease.

▲	At January 31, 2015, the cost of securities for federal income tax purposes was $3,324,679 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,179
Unrealized Depreciation	(174,246)
Net Unrealized Depreciation	$(159,067)

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

Ϫ	The issuer is in bankruptcy. The investment held by the Fund has made partial interest payments.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2015.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

►	Securities disclosed are interest-only strips.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2015.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise noted, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $748,890, which represents 22.9% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2015, the aggregate value of these securities was $357,601, which represents 10.9% of total net assets.

β	Convertible security.

♠	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

☼	This security, or a portion of this security, was purchased on a when-issued or delayed-delivery basis. The cost of these securities was $2,005 at January 31, 2015.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

11

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Cash and securities pledged and received as collateral in connection with derivatives at January 31, 2015:

	Pledged ‡	Received *
OTC option and/or OTC swap contracts	$3,405	$1,918
Futures contracts	5,318	–
Centrally cleared swaps contracts	6,440	–
Total	$15,163	$1,918

‡	As previously noted, certain securities, or a portion of these securities, are pledged as collateral in connection with certain derivative instruments. These securities are held by the Fund but are not represented in the table above.
*	Securities valued at $768, held on behalf of the Fund at the custodian, were designated by broker(s) as collateral in connection with OTC option and/or OTC swap contracts. Since the broker retains legal title to the securities, the securities are not considered an asset of the Fund.

OTC Option Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased Option contracts:
Calls
EUR Call/USD Put	GSC	FX	1.29 USD per EUR	04/15/15	EUR	11,330,000	$2	$268	$(266)
USD Call/CHF Put Ҹ	CBK	FX	1.10 CHF per USD	07/02/15	USD	1,565,000	80	209	(129)
USD Call/CHF Put	BOA	FX	0.92 CHF per USD	04/24/15	USD	16,125,000	389	251	138
USD Call/CNH Put	SCB	FX	6.50 CNH per USD	04/16/15	USD	18,785,000	89	145	(56)
USD Call/CNY Put	JPM	FX	6.30 CNY per USD	06/15/15	USD	22,650,000	182	105	77
USD Call/KRW Put	GSC	FX	1,200.00 KRW per USD	09/10/15	USD	1,073,000	169	236	(67)
USD Call/SGD Put	GSC	FX	1.35 SGD per USD	06/10/15	USD	828,000	405	240	165
Total Calls						72,356,000	$1,316	$1,454	$(138)
Puts
AUD Put/CAD Call	BOA	FX	0.89 CAD per AUD	09/11/15	AUD	1,375,000	$132	$240	$(108)
AUD Put/USD Call	GSC	FX	0.75 USD per AUD	12/10/15	AUD	1,451,322	367	226	141
EUR Put/BRL Call	GSC	FX	3.05 BRL per EUR	06/20/15	EUR	4,045,000	109	30	79
EUR Put/TRY Call	DEUT	FX	2.57 TRY per EUR	06/20/15	EUR	7,725,000	34	16	18
EUR Put/USD Call	JPM	FX	1.26 USD per EUR	03/05/15	EUR	2,538,750	331	28	303
EUR Put/ZAR Call	GSC	FX	12.72 ZAR per EUR	06/20/15	EUR	7,725,000	78	13	65
GBP Put/USD Call ₪	JPM	FX	1.50 USD per GBP	07/01/15	GBP	1,140,000	695	227	468
Total Puts						26,000,072	$1,746	$780	$966
Total purchased option contracts						98,356,072	$3,062	$2,234	$828

*	The number of contracts does not omit 000's.

Ҹ	This security has limitations. If the USD per CHF exchange rate is greater than or equal to 1.10 at expiration date, the Fund will receive the equivalent of par on the number of contracts traded.
₪	This security has limitations. If the USD per GBP exchange rate is greater than or equal to 1.50 at expiration date, the Fund will receive the equivalent of par on the number of contracts traded.

12

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Swaption Contracts Outstanding at January 31, 2015

Description	Counter - party	Risk Exposure Category	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts *		Market Value ╪	Premiums Paid by Fund	Unrealized Appreciation (Depreciation)
Purchased swaption contracts:
Calls
Credit Default Swaption CDX.NA.HY.23	CSI	CR	1.07%	02/18/15	USD	163,000,000	$90	$362	$(272)
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.55%	03/18/15	EUR	19,915,000	24	27	(3)
Total Calls						182,915,000	$114	$389	$(275)
Puts
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.65%	03/18/15	EUR	19,915,000	$47	$75	$(28)
Credit Default Swaption ITRAXX.EUR.22	BNP	CR	0.75%	03/18/15	EUR	19,910,000	22	43	(21)
Total Puts						39,825,000	$69	$118	$(49)
Total purchased swaption contracts						222,740,000	$183	$507	$(324)

* The number of contracts does not omit 000's.

Futures Contracts Outstanding at January 31, 2015

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
Australian 10-Year Bond Future	187	03/16/2015	$19,078	$19,185	$107	$–	$68	$–
Australian 3-Year Bond Future	1,070	03/16/2015	92,873	93,161	288	–	52	–
Euro-BUND Future	208	03/06/2015	37,276	37,463	187	–	154	–
Long Gilt Future	113	03/27/2015	20,853	21,083	230	–	483	(126)
U.S. Treasury 30-Year Bond Future	244	03/20/2015	36,730	36,913	183	–	135	–
U.S. Treasury CME Ultra Long Term Bond Future	205	03/20/2015	35,791	36,682	891	–	403	–
Total					$1,886	$–	$1,295	$(126)
Short position contracts:
Canadian Government 10-Year Bond Future	181	03/20/2015	$20,614	$20,751	$–	$(137)	$–	$(129)
Euro BUXL 30-Year Bond Future	44	03/06/2015	8,175	8,373	–	(198)	–	(124)
Euro FX Currency Future	220	03/16/2015	34,234	31,064	3,170	–	58	–
Euro-BOBL Future	404	03/06/2015	59,567	59,754	–	(187)	–	(86)
Euro-OAT Future	72	03/06/2015	12,091	12,200	–	(109)	–	(53)
Japan 10-Year Bond Future	140	03/11/2015	175,299	176,600	–	(1,301)	–	(215)
U.S. Treasury 10-Year Note Future	894	03/20/2015	115,685	117,002	–	(1,317)	46	(692)
U.S. Treasury 2-Year Note Future	19	03/31/2015	4,159	4,175	–	(16)	–	(4)
U.S. Treasury 5-Year Note Future	750	03/31/2015	90,328	91,008	–	(680)	1	(347)
Total					$3,170	$(3,945)	$105	$(1,650)
Total futures contracts					$5,056	$(3,945)	$1,400	$(1,776)

* The number of contracts does not omit 000's.

OTC Credit Default Swap Contracts Outstanding at January 31, 2015

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645	(2.00)%	01/17/47	$–	$(34)	$4	$38	$–
CMBX.NA.AJ.4	DEUT	USD	60	(0.96)%	02/17/51	11	–	12	1	–
CMBX.NA.AJ.4	JPM	USD	1,250	(0.96)%	02/17/51	316	–	250	–	(66)
CMBX.NA.AS.7	CSI	USD	9,350	(1.00)%	01/17/47	83	–	177	94	–
ITRAXX.EUR.Senior Financials Series 21	DEUT	EUR	6,060	(1.00)%	06/20/19	–	(89)	(122)	–	(33)
ITRAXX.EUR.Senior Financials Series 22	GSC	EUR	21,390	(1.00)%	12/20/19	–	(475)	(372)	103	–

13

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
ITRAXX.SUB.FIN.16	JPM	EUR	155	(5.00)%	12/20/16	$2	$–	$(14)	$–	$(16)
Total						$412	$(598)	$(65)	$236	$(115)
Sell protection:
CMBX.NA.AAA.6	CSI	USD	12,081	0.50%	05/11/63	$–	$(399)	$(286)	$113	$–
CMBX.NA.AAA.6	DEUT	USD	22,365	0.50%	05/11/63	–	(810)	(529)	281	–
CMBX.NA.AAA.6	GSC	USD	1,220	0.50%	05/11/63	–	(25)	(29)	–	(4)
CMBX.NA.AAA.7	CSI	USD	13,195	0.50%	01/17/47	–	(528)	(454)	74	–
CMBX.NA.AAA.8	CSI	USD	6,260	0.50%	10/17/57	–	(293)	(291)	2	–
Total						$–	$(2,055)	$(1,589)	$470	$(4)
Total traded indices						$412	$(2,653)	$(1,654)	$706	$(119)
Credit default swaps on single-name issues:
Buy protection:
Ally Financial, Inc.	MSC	USD	1,970	(5.00)% / 1.69%	12/20/19	$–	$(291)	$(297)	$–	$(6)
Australia & New Zealand Banking Group Ltd.	DEUT	USD	3,350	(1.00)% / 0.86%	03/20/20	–	(23)	(23)	–	–
Avis Budget Group, Inc.	BOA	USD	75	(5.00)% / 0.77%	03/20/17	3	–	(7)	–	(10)
Beazer Homes USA, Inc.	BOA	USD	1,620	(5.00)% / 3.89%	12/20/18	–	(15)	(65)	–	(50)
CenturyLink. Inc.	DEUT	USD	2,970	(1.00)% / 1.65%	09/20/19	106	–	85	–	(21)
CIT Group, Inc.	GSC	USD	470	(5.00)% / 1.56%	12/20/17	–	(48)	(45)	3	–
Commonwealth Bank of Australia	DEUT	USD	3,450	(1.00)% / 0.86%	03/20/20	–	(23)	(24)	–	(1)
Darden Restaurants, Inc.	CBK	USD	3,135	(1.00)% / 1.35%	03/20/20	72	–	55	–	(17)
Dish DBS Corp.	BCLY	USD	2,895	(5.00)% / 2.44%	12/20/19	–	(359)	(336)	23	–
Domtar Corp.	GSC	USD	55	(1.00)% / 0.36%	12/20/16	3	–	(1)	–	(4)
First Data Corp.	MSC	USD	5,450	(5.00)% / 1.33%	09/20/17	–	(434)	(520)	–	(86)
Freescale Semiconductors, Inc.	JPM	USD	7,000	(5.00)% / 1.13%	12/20/17	–	(628)	(773)	–	(145)
Frontier Communications	CBK	USD	2,840	(5.00)% / 2.80%	12/20/19	–	(248)	(284)	–	(36)
MDC Holdings, Inc.	JPM	USD	3,075	(1.00)% / 1.75%	03/20/20	112	–	112	–	–
National Australia Bank	DEUT	USD	3,350	(1.00)% / 0.86%	03/20/20	–	(22)	(23)	–	(1)
Peugeot S.A.	CBK	EUR	70	(1.00)% / 0.68%	12/20/16	18	–	–	–	(18)
Portugal Telecom, Int.	JPM	EUR	3,000	(5.00)% / 3.86%	03/20/20	–	(225)	(172)	53	–
Rite Aid Corp.	GSC	USD	105	(5.00)% / 0.97%	06/20/17	8	–	(10)	–	(18)
Ryland Group, Inc.	DEUT	USD	4,000	(5.00)% / 1.12%	09/20/17	–	(356)	(407)	–	(51)
Ryland Group, Inc.	DEUT	USD	3,400	(5.00)% / 1.24%	12/20/17	–	(333)	(364)	–	(31)
Telefonica S.A.	CSI	EUR	2,925	(1.00)% / 0.61%	06/20/19	5	–	(55)	–	(60)
Tenet Healthcare Corp.	MSC	USD	3,275	(5.00)% / 1.74%	12/20/17	–	(287)	(302)	–	(15)
ThyssenKrupp, AG.	CSI	EUR	2,935	(1.00)% / 1.71%	03/20/20	124	–	116	–	(8)
ThyssenKrupp, AG.	GSC	EUR	1,990	(1.00)% / 1.71%	03/20/20	82	–	79	–	(3)
Westpac Banking Corp.	DEUT	USD	3,350	(1.00)% / 0.85%	03/20/20	–	(22)	(25)	–	(3)
Total						$533	$(3,314)	$(3,286)	$79	$(584)
Sell protection:
ArcelorMittal	CSI	EUR	2,930	1.00% / 3.44%	03/20/20	$–	$(313)	$(380)	$–	$(67)
ArcelorMittal	GSC	EUR	1,995	1.00% / 3.44%	03/20/20	–	(207)	(259)	–	(52)
First Data Corp.	JPM	USD	5,450	5.00% / 2.91%	12/20/19	344	–	514	170	–
Freescale Semiconductors, Inc.	GSC	USD	2,600	5.00% / 2.35%	12/20/19	228	–	317	89	–
Freescale Semiconductors, Inc.	JPM	USD	5,000	5.00% / 2.35%	12/20/19	406	–	610	204	–
Gannett Co., Inc.	GSC	USD	3,225	5.00% / 2.42%	12/20/19	400	–	381	–	(19)
K Hovnanian Enterprises, Inc.	BOA	USD	1,650	5.00% / 5.71%	12/20/18	–	(39)	(41)	–	(2)
Koninklijke KPN, N.V.	CSI	EUR	2,925	1.00% / 0.72%	06/20/19	–	(11)	40	51	–
Liberty Interactive LLC	BCLY	USD	850	5.00% / 2.55%	03/20/20	87	–	99	12	–

14

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Credit Default Swap Contracts Outstanding at January 31, 2015 - (continued)

	Counter-	Notional		(Pay)/ Receive Fixed Rate/ Implied	Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/ (Depreciation)
Reference Entity	party	Amount (a)		Credit Spread (b)	Date	Paid	Received	Value ╪	Asset	Liability
Credit default swaps on single-name issues: - (continued)
Sell protection: - (continued)
Liberty Interactive LLC	GSC	USD	4,200	5.00% / 2.55%	03/20/20	$500	$–	$490	$–	$(10)
Ryland Group, Inc.	BOA	USD	1,250	5.00% / 2.46%	03/20/20	145	–	151	6	–
Ryland Group, Inc.	DEUT	USD	3,400	5.00% / 2.35%	12/20/19	300	–	412	112	–
Ryland Group, Inc.	JPM	USD	1,250	5.00% / 2.46%	03/20/20	143	–	152	9	–
Tenet Healthcare Corp.	MSC	USD	3,275	5.00% / 3.71%	12/20/19	231	–	188	–	(43)
United Rents, Inc.	GSC	USD	1,225	5.00% / 2.66%	03/20/20	123	–	136	13	–
Total						$2,907	$(570)	$2,810	$666	$(193)
Total single-name issues						$3,440	$(3,884)	$(476)	$745	$(777)
Total OTC contracts						$3,852	$(6,537)	$(2,130)	$1,451	$(896)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2015. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2015

	Clearing	Notional		(Pay)/ Receive Fixed	Expiration		Market	Unrealized Appreciation/ (Depreciation)		Variation Margin
Reference Entity	House (a)	Amount (b)		Rate	Date	Cost Basis	Value ╪	Asset	Liability	Asset	Liability
Credit default swaps on indices:
Buy protection:
ITRAXX.EUR.22	ICE	EUR	31,890	(1.00)%	12/20/19	$(817)	$(697)	$120	$–	$145	$(29)
ITRAXX.XOV.22	ICE	EUR	27,565	(5.00)%	12/20/19	(2,583)	(2,387)	196	–	135	–
Total						$(3,400)	$(3,084)	$316	$–	$280	$(29)
Sell protection:
CDX.NA.HY.23	CME	USD	56,755	5.00%	12/20/19	$3,243	$3,150	$–	$(93)	$–	$(130)
CDX.NA.IG.23	CME	USD	63,035	1.00%	12/20/19	977	881	–	(96)	–	(122)
Total						$4,220	$4,031	$–	$(189)	$–	$(252)
Total traded indices						$820	$947	$316	$(189)	$280	$(281)
Total centrally cleared contracts						$820	$947	$316	$(189)	$280	$(281)

(a)	The FCM to the contracts is MSC.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
DEUT	6M WIBOR PLN	1.68% Fixed	PLN	17,205	03/18/20	$–	$–	$23	$23	$–
DEUT	KRW CD KSDA	2.11% Fixed	KRW	5,847,945	03/18/25	9	–	1	–	(8)
GSC	6M WIBOR PLN	1.67% Fixed	PLN	24,230	03/18/20	–	–	32	32	–
JPM	6M WIBOR PLN	1.65% Fixed	PLN	32,430	03/18/20	–	–	31	31	–
JPM	6M WIBOR PLN	1.67% Fixed	PLN	37,790	12/17/16	–	–	22	22	–
JPM	6M WIBOR PLN	1.68% Fixed	PLN	86,005	03/18/20	–	–	118	118	–
JPM	6M WIBOR PLN	1.73% Fixed	PLN	25,000	03/18/20	–	–	50	50	–

15

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2015  - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund	Amount		Date	Paid	Received	Value ╪	Asset	Liability
JPM	6M WIBOR PLN	2.03% Fixed	PLN	16,540	12/17/19	$–	$–	$94	$94	$–
JPM	KRW CD KSDA	2.11% Fixed	KRW	5,847,950	03/18/25	10	–	1	–	(9)
JPM	KRW CD KSDA	2.11% Fixed	KRW	11,695,895	03/18/25	–	–	2	2	–
Total						$19	$–	$374	$372	$(17)

Foreign Currency Contracts Outstanding at January 31, 2015

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	02/27/2015	BNP	$3,588	$3,433	$–	$(155)
AUD	Buy	02/27/2015	BOA	63,527	60,315	–	(3,212)
AUD	Buy	02/27/2015	CBA	47,996	45,400	–	(2,596)
AUD	Buy	02/27/2015	DEUT	116,036	113,523	–	(2,513)
AUD	Buy	02/27/2015	GSC	13,677	13,010	–	(667)
AUD	Buy	02/27/2015	JPM	9,571	9,166	–	(405)
AUD	Buy	02/27/2015	WEST	4,826	4,590	–	(236)
AUD	Sell	02/27/2015	BOA	56,873	54,830	2,043	–
AUD	Sell	02/27/2015	CBA	77,315	74,234	3,081	–
AUD	Sell	02/27/2015	CSFB	44,182	42,337	1,845	–
AUD	Sell	02/27/2015	HSBC	4,818	4,590	228	–
AUD	Sell	02/27/2015	JPM	14,472	14,033	439	–
AUD	Sell	02/27/2015	MSC	3,553	3,399	154	–
AUD	Sell	02/27/2015	NAB	48,521	46,498	2,023	–
AUD	Sell	02/27/2015	RBC	47,947	45,946	2,001	–
AUD	Sell	02/27/2015	UBS	2,403	2,367	36	–
AUD	Sell	02/27/2015	WEST	44,187	42,337	1,850	–
BRL	Sell	03/03/2015	MSC	998	965	33	–
CAD	Buy	02/27/2015	BMO	32,356	30,120	–	(2,236)
CAD	Buy	02/27/2015	DEUT	3,635	3,388	–	(247)
CAD	Buy	02/27/2015	GSC	7,198	6,699	–	(499)
CAD	Buy	02/27/2015	HSBC	4,757	4,443	–	(314)
CAD	Buy	02/27/2015	JPM	4,713	4,513	–	(200)
CAD	Buy	02/27/2015	MSC	3,563	3,338	–	(225)
CAD	Buy	02/27/2015	RBC	78,856	73,693	–	(5,163)
CAD	Sell	02/27/2015	BOA	21,313	20,524	789	–
CAD	Sell	02/27/2015	DEUT	7,154	6,978	176	–
CAD	Sell	02/27/2015	GSC	3,559	3,326	233	–
CAD	Sell	02/27/2015	JPM	26,955	25,541	1,414	–
CAD	Sell	02/27/2015	RBC	2,393	2,360	33	–
CAD	Sell	02/27/2015	WEST	4,693	4,443	250	–
CHF	Buy	02/27/2015	JPM	7,156	7,174	18	–
CHF	Buy	02/27/2015	MSC	7,190	7,945	755	–
CHF	Sell	02/27/2015	CSFB	10,682	11,884	–	(1,202)
CNH	Buy	02/27/2015	HSBC	4,786	4,721	–	(65)
CNH	Sell	02/27/2015	CBK	3	3	–	–
CNH	Sell	02/27/2015	JPM	4,752	4,718	34	–
CNH	Sell	02/27/2015	JPM	4,815	4,815	–	–
DKK	Buy	02/27/2015	GSC	2,433	2,333	–	(100)
DKK	Buy	02/27/2015	JPM	117,462	114,771	–	(2,691)
DKK	Sell	02/27/2015	WEST	242,983	231,876	11,107	–
EUR	Buy	02/27/2015	BCLY	9,035	8,724	–	(311)
EUR	Buy	02/27/2015	BNP	3,567	3,586	19	–
EUR	Buy	02/27/2015	BNP	4,564	4,544	–	(20)
EUR	Buy	02/27/2015	BOA	19,001	18,430	–	(571)
EUR	Buy	02/27/2015	CBA	25,530	25,672	142	–
EUR	Buy	02/27/2015	CBK	14,102	14,133	31	–

16

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
EUR	Buy	02/27/2015	DEUT	$4,096	$4,102	$6	$–
EUR	Buy	02/27/2015	GSC	7,044	7,066	22	–
EUR	Buy	02/27/2015	HSBC	4,702	4,711	9	–
EUR	Buy	02/27/2015	JPM	4,597	4,606	9	–
EUR	Buy	02/27/2015	JPM	145,159	139,230	–	(5,929)
EUR	Buy	02/27/2015	MSC	1,717	1,647	–	(70)
EUR	Buy	02/27/2015	RBC	6,831	6,785	–	(46)
EUR	Buy	02/27/2015	SCB	6,421	6,152	–	(269)
EUR	Buy	02/27/2015	TDS	22,857	21,810	–	(1,047)
EUR	Buy	02/27/2015	UBS	6,162	6,190	28	–
EUR	Buy	02/27/2015	UBS	10,193	9,911	–	(282)
EUR	Sell	02/27/2015	BCLY	11,842	11,585	257	–
EUR	Sell	02/27/2015	BOA	302,276	289,666	12,610	–
EUR	Sell	04/15/2015	BOA	40,269	38,446	1,823	–
EUR	Sell	02/27/2015	CBA	4,730	4,609	121	–
EUR	Sell	02/27/2015	CBA	2,121	2,125	–	(4)
EUR	Sell	02/27/2015	CBK	146,478	140,767	5,711	–
EUR	Sell	02/27/2015	CBK	31,840	31,989	–	(149)
EUR	Sell	02/27/2015	CSFB	131,867	126,513	5,354	–
EUR	Sell	02/03/2015	DEUT	114	114	–	–
EUR	Sell	02/04/2015	DEUT	4,096	4,101	–	(5)
EUR	Sell	02/27/2015	DEUT	160,608	153,840	6,768	–
EUR	Sell	02/27/2015	DEUT	7,117	7,135	–	(18)
EUR	Sell	02/27/2015	GSC	12,081	11,805	276	–
EUR	Sell	02/27/2015	GSC	4,767	4,780	–	(13)
EUR	Sell	02/27/2015	HSBC	7,177	6,866	311	–
EUR	Sell	02/27/2015	JPM	286,830	279,506	7,324	–
EUR	Sell	02/27/2015	JPM	27,739	27,825	–	(86)
EUR	Sell	02/27/2015	MSC	19,051	18,229	822	–
EUR	Sell	02/27/2015	MSC	3,632	3,645	–	(13)
EUR	Sell	02/27/2015	RBC	1,906	1,893	13	–
EUR	Sell	02/27/2015	UBS	139,994	134,237	5,757	–
GBP	Buy	02/27/2015	BOA	21,635	21,539	–	(96)
GBP	Buy	02/27/2015	CBA	7,234	7,194	–	(40)
GBP	Buy	02/27/2015	CBK	12,006	11,889	–	(117)
GBP	Buy	02/27/2015	GSC	4,732	4,754	22	–
GBP	Buy	02/27/2015	GSC	8,031	7,998	–	(33)
GBP	Buy	02/27/2015	HSBC	573	571	–	(2)
GBP	Buy	02/27/2015	JPM	11,866	11,889	23	–
GBP	Buy	02/27/2015	JPM	20,065	19,981	–	(84)
GBP	Sell	02/27/2015	BOA	7,179	7,173	6	–
GBP	Sell	02/27/2015	CBK	7,184	7,221	–	(37)
GBP	Sell	02/27/2015	DEUT	322,244	320,928	1,316	–
GBP	Sell	02/27/2015	GSC	38,293	38,008	285	–
GBP	Sell	02/27/2015	JPM	10,087	10,030	57	–
GBP	Sell	02/27/2015	MSC	11,965	11,889	76	–
GBP	Sell	02/27/2015	SCB	1,741	1,736	5	–
GBP	Sell	02/27/2015	UBS	11,721	11,704	17	–
JPY	Buy	02/27/2015	BOA	13,273	13,356	83	–
JPY	Buy	02/27/2015	BOA	15,772	15,750	–	(22)
JPY	Buy	02/27/2015	CBK	12,738	12,632	–	(106)
JPY	Buy	02/27/2015	HSBC	9,769	9,736	–	(33)
JPY	Buy	02/27/2015	JPM	21,690	21,860	170	–
JPY	Buy	02/27/2015	JPM	9,742	9,656	–	(86)
JPY	Buy	02/27/2015	MSC	40,616	40,426	–	(190)
JPY	Buy	02/27/2015	NAB	6,688	6,800	112	–
JPY	Sell	02/27/2015	CBA	4,842	4,850	–	(8)
JPY	Sell	02/27/2015	CBK	4,873	4,868	5	–
JPY	Sell	02/27/2015	CBK	52,122	52,607	–	(485)

17

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2015 - (continued)

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	02/27/2015	GSC	$4,795	$4,868	$–	$(73)
JPY	Sell	02/27/2015	HSBC	4,770	4,782	–	(12)
JPY	Sell	02/27/2015	JPM	33,642	33,977	–	(335)
JPY	Sell	02/27/2015	MSC	14,133	14,378	–	(245)
JPY	Sell	02/27/2015	RBS	12,097	12,161	–	(64)
KRW	Buy	02/27/2015	BCLY	7,253	7,212	–	(41)
KRW	Sell	02/27/2015	HSBC	11,760	11,750	10	–
KRW	Sell	02/27/2015	JPM	7,170	7,121	49	–
MXN	Buy	02/27/2015	JPM	9,663	9,401	–	(262)
MXN	Buy	02/27/2015	MSC	6,026	5,849	–	(177)
MXN	Buy	02/27/2015	RBC	3,623	3,497	–	(126)
MXN	Buy	02/27/2015	SCB	32,233	31,083	–	(1,150)
MXN	Buy	02/27/2015	TDS	32,203	31,083	–	(1,120)
MXN	Sell	02/27/2015	CBK	415	406	9	–
MXN	Sell	02/27/2015	MSC	9,124	8,937	187	–
MXN	Sell	02/27/2015	SCB	2,397	2,352	45	–
NOK	Buy	02/27/2015	DEUT	1,088	1,077	–	(11)
NOK	Buy	02/27/2015	JPM	3,542	3,560	18	–
NOK	Buy	02/27/2015	JPM	2,509	2,483	–	(26)
NZD	Buy	02/27/2015	CBA	34,871	32,402	–	(2,469)
NZD	Buy	02/27/2015	JPM	2,329	2,244	–	(85)
NZD	Buy	02/27/2015	MSC	31	30	–	(1)
NZD	Buy	02/27/2015	UBS	32,380	30,046	–	(2,334)
NZD	Sell	02/27/2015	NAB	2,361	2,275	86	–
NZD	Sell	02/27/2015	SCB	2,377	2,355	22	–
PLN	Buy	02/27/2015	BNP	96	94	–	(2)
SEK	Buy	02/27/2015	DEUT	3,610	3,576	–	(34)
SEK	Buy	02/27/2015	GSC	2,434	2,375	–	(59)
SEK	Buy	02/27/2015	JPM	3,555	3,576	21	–
SEK	Buy	02/27/2015	MSC	24,454	23,716	–	(738)
SEK	Sell	02/27/2015	GSC	7,842	7,699	143	–
SEK	Sell	02/27/2015	HSBC	561	550	11	–
SEK	Sell	02/27/2015	JPM	12,615	12,431	184	–
SEK	Sell	02/27/2015	MSC	233,684	227,235	6,449	–
ZAR	Buy	02/27/2015	BCLY	2,659	2,639	–	(20)
ZAR	Sell	02/27/2015	CBK	5,551	5,550	1	–
Total						$85,367	$(42,282)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

18

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CME	Chicago Mercantile Exchange
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
FCM	Futures Commission Merchant
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICE	Intercontinental Exchange
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
TDS	TD Securities, Inc.
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Hong Kong
CNY	Chinese Yuan
DKK	Danish Krone
EUR	EURO
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.SUB.FIN	Markit iTraxx - Europe Sub Financials
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CR	Credit
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FX	Foreign Exchange
GNMA	Government National Mortgage Association
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
WIBOR	Warsaw Interbank Offered Rate

Credit Exposure
as of January 31, 2015
Credit Rating *	Percentage of Net Assets
Aaa/ AAA	33.3%
Aa/ AA	30.8
A	1.1
Baa/ BBB	2.9
Ba/ BB	4.7
B	6.8
Caa/ CCC or Lower	3.3
Not Rated	6.1
Non-Debt Securities and Other Short-Term Instruments	7.7
Other Assets and Liabilities	3.3
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to the Fund's shares. Ratings may change.

19

The Hartford World Bond Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
January 31, 2015

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$433,210	$–	$391,280	$41,930
Corporate Bonds	324,495	–	324,495	–
Foreign Government Obligations	1,630,727	–	1,630,727	–
Preferred Stocks	3,225	3,225	–	–
Senior Floating Rate Interests	88,924	–	88,924	–
U.S. Government Agencies	7,262	–	7,262	–
U.S. Government Securities	429,456	–	429,456	–
Short-Term Investments	245,068	–	245,068	–
Purchased Options	3,245	–	3,245	–
Total	$3,165,612	$3,225	$3,120,457	$41,930
Foreign Currency Contracts *	$85,367	$–	$85,367	$–
Futures *	5,056	5,056	–	–
Swaps - Credit Default *	1,767	–	1,767	–
Swaps - Interest Rate *	372	–	372	–
Total	$92,562	$5,056	$87,506	$–
Liabilities:
Foreign Currency Contracts *	$42,282	$–	$42,282	$–
Futures *	3,945	3,945	–	–
Swaps - Credit Default *	1,085	–	1,085	–
Swaps - Interest Rate *	17	–	17	–
Total	$47,329	$3,945	$43,384	$–

♦	For the three-month period ended January 31, 2015, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of January 31, 2015
Assets:
Asset & Commercial Mortgage
Backed Securities	$30,935	$202	$(208	)*	$134	$13,942	$(3,075)	$—	$—	$41,930
Total	$30,935	$202	$(208)		$134	$13,942	$(3,075)	$—	$—	$41,930

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at January 31, 2015 was $(76).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

20

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 13, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 13, 2015	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 13, 2015	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller